    As filed with the Securities and Exchange Commission on April 28, 2021
                                                 File Nos. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 54                            [X]

                                and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 337                                            [X]

                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering:  Upon the effective date of this
Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2021 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Flexible Premium Variable Deferred
Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections" in our marketing materials. This contract (RetireReady/SM/ Selections) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and our Guarantee Account that you should know before investing. (The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.) Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee
Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares)
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. Global Fund -- Series II shares (formerly, Invesco Oppenheimer
  V.I. Global Fund -- Series II Shares)
Invesco V.I. International Growth Fund -- Series II shares
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Advantage SMID Class V.I. Fund -- Class III Shares (formerly,
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares)
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II -- Service Shares
Federated Hermes Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Natural Resources Portfolio -- Class II Shares
PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison Portfolio
  -- Class II Shares)

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Janus Henderson Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May
1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May
1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after
September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund -- Series II shares (formerly, Invesco V.I.
  Value Opportunities Fund -- Series II shares)
Invesco V.I. Discovery Mid Cap Growth Fund -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares)

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return
    V.I.S. Fund are not available for contracts issued on or after May 1, 2006.
    The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account.
These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a
Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional
Information call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


   Transfers from the Guarantee Account to the Subaccounts.  58
   Transfers from the Subaccounts to the Guarantee Account.  59



       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)..................................................   101
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of

The Death Benefit (for contracts issued on or after the later of May 1, 2003, or the date of state
  insurance department approval).......................................................................   121
   Distribution Provisions Upon Death of Owner or Joint Owner..........................................   121
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date..............................................................................................   121
   Basic Death Benefit.................................................................................   121
   Annual Step-Up Death Benefit
     Rider Option......................................................................................   122
   5% Rollup Death Benefit Rider Option................................................................   122
   Earnings Protector Death Benefit
     Rider Option......................................................................................   123
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.......   124
   Termination of Death Benefit Rider Options

The Death Benefit (for contracts issued prior to May 1, 2003, or prior to the date of state
  insurance department approval).......................................................................   127
   Death Benefit at Death of
      Any Annuitant Before the Annuity Commencement

   Optional
      Enhanced
      Death Benefit....................................................................................   128
   Optional
     Guaranteed
     Minimum Death Benefit.............................................................................   129
   When We

   Variable
     Income
     Payments..........................................................................................   135
   Transfers
     After the
     Annuity
     Commencement Date.................................................................................   135
   Guaranteed Income Advantage.........................................................................   135
   Payment



Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement
Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the
Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit
Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the
date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date.
For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment
Strategy for the Payment Protection Rider Options and the Guaranteed Minimum
Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to Genworth
Life & Annuity VA Separate Account 1 or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total
Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income
Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007,
Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate
Account. The Guarantee Account is not available for contracts issued on or after the later September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income
Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed
Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum
Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed
Withdrawal Advantage is not available for contracts issued on or after May 1,
2007.

Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income
Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal
Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of
Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model
required for the Payment Protection Rider Options and the Guaranteed Minimum
Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum
Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum
Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income
Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime
Income Plus 2007 is not available for contracts issued on or after September 8,
2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with
Commutation Immediate and Deferred Variable Annuity Rider, which is one of the
Payment Protection Rider Options discussed in this prospectus. Payment
Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separated from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection
Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime
Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and
Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For
Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The
Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets. A Subaccount may be referred to as Investment
Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal
Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments withdrawn or surrendered)                Years Since We Received Percentage of the
                                                   the Purchase Payment    Purchase Payment
                                                                           Withdrawn or
                                                                           Surrendered/1/
                                                   ---------------------------------------------
                                                              0                     6%
                                                              1                     5%
                                                              2                     4%
                                                              3                     2%
                                                          4 or more                 0%
------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
------------------------------------------------------------------------------------------------

/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge.
   If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge.
 The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in the calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1,
2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                               1.55%
------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                   0.15%
------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                        1.70%
------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Guaranteed Withdrawal Advantage/3/                 0.50%                       1.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus/4/
 Single or Joint Annuitant Contract                1.25%                       2.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single or Joint Annuitant Contract                1.25%                       2.00%
------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                        0.50%                       0.50%
------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                  0.40%                       1.00%
------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                         0.50%                       1.25%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.65%                       1.25%
------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1,8/
------------------------------------------------------------------------------------------------
                                             Current Charge/9/          Maximum Charge/2,9/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract        1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
                                             Current Charge/10/         Maximum Charge/2,10/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract        1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                             Current Charge/10/         Maximum Charge/2,10/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Death Benefit Rider Options/11/ (as a percentage of your Contract
 Value at the time the charge is taken)/12/
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                            0.20%                       0.20%
------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option               0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                            0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                              0.70%                       0.70%
------------------------------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for
   Lifetime Income Plus are for those contracts that reset their Withdrawal
   Base on or after July 15, 2019. The current and maximum charges for Lifetime
   Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after
   September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their
   Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their
   Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------

/6/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/7/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/8/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
   with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal
 Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract
 Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime
   Income Plus 2008 for those contracts that have not reset their Withdrawal
   Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
    2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their
    Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime
    Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime
    Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus
    Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the
 Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You
 may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5%
 Rollup Death Benefit Rider together or in any combination. The Earnings
 Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may
 not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The following charges apply to contracts issued on or after the later of
April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Lifetime Income Plus/3/                     1.25%            2.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.50%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.90%            3.90%
---------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income
   Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are 0.60% (current charge) and 2.00% (maximum charge), calculated as a percentage of average daily net assets in the Separate
   Account.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual
   Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal
   Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account
   Annual Expenses for the maximum charges assume that the owner elects the
   Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued on or after the later of May 1,
2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.40%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/3/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/4/                                 2.90%            3.40%
---------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/4/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elected the Earnings Protector and Greater of Annual
   Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal
   Advantage. The Maximum Total Separate Account Annual Expenses for the
   maximum charges assume that the owner elects the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either
   Guaranteed Withdrawal Advantage or Principal Protection Advantage. If
   another combination of optional benefits was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
--------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
--------------------------------------------------
 Mortality and Expense Risk Charge        1.55%
--------------------------------------------------
 Administrative Expense Charge            0.15%
--------------------------------------------------
Optional Benefits/1/
--------------------------------------------------
 Optional Death Benefit Charge           0.10%/2/
--------------------------------------------------
 Optional Enhanced Death Benefit Charge  0.20%/3/
--------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Charge                        0.25%/4/
--------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                2.25%/5/
--------------------------------------------------

/1/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/2/This charge is a percentage of the Contract Value at the time the charge is taken. This may be referred to as the "Annual Step-Up Death Benefit" in our marketing materials.

/3/This charge is a percentage of your average Contract Value for the prior contract year. This may be referred to as the "Earnings Protector(R)" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected all available death benefit rider options at the time of application. If the owner did not elect all the death benefit rider options, or did not elect any death benefit rider option, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.31%   1.84%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.
   The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.31% and 1.80%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected either Lifetime Income Plus 2008 with the Principal Protection
     Death Benefit or Lifetime Income Plus Solution with the Principal
     Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,179      $2,300      $3,272       $6,759

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $553       $1,848      $3,174       $6,640

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $639       $1,940      $3,272       $6,759

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death
     Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from
     Contract Value); and

  .  a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not

include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,112      $2,065      $2,820       $5,537

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $553       $1,685      $2,801       $5,519

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $572       $1,705      $2,820       $5,537

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  .  a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option
     (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  .  elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,065      $1,932      $2,614       $5,197

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $455       $1,502      $2,544       $5,128

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $525       $1,572      $2,614       $5,197

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal
     Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  .  a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up
     and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following
Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Death Benefit, the Optional Enhanced Death Benefit
     and the Optional Guaranteed Minimum Death Benefit riders; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $952       $1,608      $2,098       $4,293

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $357       $1,191      $2,041       $4,233

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $412       $1,248      $2,098       $4,293

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  a charge of 0.10% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value);

  .  a charge of 0.20% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the Contract Value at the time the charge is taken); and

  .  a charge of 0.25% for the Optional Guaranteed Minimum Death Benefit (an
     annual rate as a percentage of your prior contract year's average Contract
     Value).

If one or all of the optional death benefit riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account, and for contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract

modifications, you may purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS
Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment
Protection Rider Options. All income payments made from the GIS Subaccount(s)
will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income
Advantage," and the "Income Payments -- Payment Protection Rider Options"
provisions of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the
Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account"
provision of this prospectus.

What is the Guarantee Account?  For contracts issued prior to September 2,
2003, or prior to the date on which state insurance authorities approve applicable contract modifications, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. For contracts issued prior to September 2,
2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or in all markets. See
"The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge"
provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders.
For a complete discussion of all charges associated with the contract, see the
"Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium
Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily

operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A
Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start
Date and the Annuity Commencement Date if Guaranteed Income Advantage or
Principal Protection Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments"
provision of this prospectus.

What happens if I die before the Annuity Commencement Date?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  You may transfer assets among the Subaccounts and, if your contract is issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the
Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than
$100. See the "Transfers," "Income Payments -- Transfers After the Annuity
Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The
Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and
Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options"
and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments
-- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the
Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals --
Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments --
Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract?  Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return
Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract?  We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options.  Five Guaranteed Minimum Withdrawal Benefit
Rider Options are discussed in this prospectus: Guaranteed Withdrawal
Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income
Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime
Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution
provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal
Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the
Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the
Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit.
Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS
Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments --
Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options.  We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death
Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options?  Guaranteed benefits provided under the living benefit rider options and

death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the
Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, we will allocate your initial purchase payment directly to the Guarantee Account if you so elect on your application. For contract owners that have elected one of the
Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal
Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income
Plus Solution), all purchase payments must be allocated in accordance with the
Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus
2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed
Income Advantage, purchase payments may not be allocated directly to the GIS
Subaccount(s), but must be made pursuant to scheduled transfers from all other
Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed
Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed
Income Advantage," and the "Income Payments -- Payment Protection Rider
Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract?  Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are located at 6610 West Broad
Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  Depending on when you purchased your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our
General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General
Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account"
provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth
Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations.
While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The
Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a Separate Account under the federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed
Minimum Withdrawal Benefit Rider Options, (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own
Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate
Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the
Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected Guaranteed
Income Advantage, you may not allocate purchase payments directly to the GIS
Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed
Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the
Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed
Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment
Protection Rider Options" provisions of this prospectus.

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                  Investment Objective             as applicable)
                         -------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy          Seeks to achieve the highest     AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B                 total return consistent with
                                                              the Adviser's determination
                                                              of reasonable risk.
                         -------------------------------------------------------------------------------------------------
                         AB Global Thematic Growth            Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB International Value               Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Small Cap Growth                  Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Capital Appreciation    The Fund seeks capital           Invesco Advisers, Inc.
                         Fund -- Series II shares (formerly,  appreciation.
                         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund -- Series II
                         Shares)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --        Seeks capital growth and         Invesco Advisers, Inc.
                         Series II shares                     income through investments in
                                                              equity securities, including
                                                              common stocks, preferred
                                                              stocks and securities
                                                              convertible into common and
                                                              preferred stocks.
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Conservative            The Fund seeks total return.     Invesco Advisers, Inc.
                         Balanced Fund --Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Conservative Balanced Fund
                         -- Series II Shares)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.     Invesco Advisers, Inc.
                         Series I shares
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income       Seeks both capital               Invesco Advisers, Inc.
                         Fund -- Series II shares             appreciation and current
                                                              income.
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Fund -- Series   The Fund seeks capital           Invesco Advisers, Inc.
                         II shares (formerly, Invesco         appreciation.
                         Oppenheimer V.I. Global Fund --
                         Series II Shares)
                         -------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                  Investment Objective                 as applicable)
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth    Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund --Series II shares
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Fund(R) --  The Fund seeks capital         Invesco Advisers, Inc.
                         Series II shares (formerly, Invesco  appreciation.
                         Oppenheimer V.I. Main Street
                         Fund(R) -- Series II Shares)
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Small       The Fund seeks capital         Invesco Advisers, Inc.
                         Cap Fund(R) --Series II shares       appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Main Street Small Cap Fund(R)
                         -- Series II Shares)
                         --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --      Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                             return using a strategy that   Management, Inc.
INC.                                                          seeks to protect against U.S.
                                                              inflation.
                         --------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage SMID Cap         Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       V.I. Fund -- Class III Shares        growth.
                         (formerly, BlackRock Advantage
                         U.S. Total Market V.I. Fund --
                         Class III Shares)
                         --------------------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.           Seeks capital appreciation     BlackRock Advisors, LLC
                         Fund -- Class III Shares             and, secondarily, income.
                         --------------------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.     Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares             return.
                         --------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --       The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2        growth of capital.             Advisers, LLC (subadvised by
                                                                                             Threadneedle International Limited)
                         --------------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles           The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1               growth of capital.             Advisers, LLC (subadvised by
                                                                                             Loomis, Sayles & Company, L.P.)
                         --------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund         To provide a high level of     Eaton Vance Management
TRUST                                                         current income.
                         --------------------------------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income         Seeks high current income.     Federated Investment Management
INSURANCE SERIES         Bond Fund II -- Service Shares                                      Company
                         --------------------------------------------------------------------------------------------------------
                         Federated Hermes Kaufmann            Seeks capital appreciation.    Federated Equity Management
                         Fund II -- Service Shares                                           Company of Pennsylvania
                                                                                             (subadvised by Federated Global
                                                                                             Investment Management Corp.)
                         --------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --            Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                      growth consistent with         Company LLC (FMR) (subadvised
                                                              reasonable risk.               by FMR Investment Management
                                                                                             (UK) Limited (FMR UK), Fidelity
                                                                                             Management & Research (Hong
                                                                                             Kong) Limited (FMR H.K.), and
                                                                                             Fidelity Management & Research
                                                                                             (Japan) Limited (FMR Japan))
                         --------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --       Seeks long-term capital        FMR (subadvised by FMR UK,
                         Service Class 2                      appreciation.                  FMR H.K., and FMR Japan)
                         --------------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital                  Seeks capital appreciation.    FMR (subadvised by FMR UK,
                         Appreciation Portfolio --                                           FMR H.K., and FMR Japan)
                         Service Class 2
                         --------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                Investment Objective                as applicable)
                        ----------------------------------------------------------------------------------------------------
                        VIP Equity-Income Portfolio --     Seeks reasonable income. The   FMR (subadvised by FMR UK,
                        Service Class 2                    fund will also consider the    FMR H.K., and FMR Japan)
                                                           potential for capital
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth Portfolio --            Seeks to achieve capital       FMR (subadvised by FMR UK,
                        Service Class 2                    appreciation.                  FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth & Income                Seeks high total return        FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2       through a combination of       FMR H.K., and FMR Japan)
                                                           current income and capital
                                                           appreciation.
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth Opportunities           The fund seeks to provide      FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2       capital growth.                FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Investment Grade Bond          Seeks as high a level of       FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2       current income as is           FMR H.K., and FMR Japan)
                                                           consistent with the
                                                           preservation of capital.
                        ----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMR UK,
                        Service Class 2                    capital.                       FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --  Seeks capital appreciation.    FMR (subadvised by FMR UK,
                        Service Class 2                                                   FMR H.K., and FMR Japan)

                        ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP         Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares             with income as a secondary
PRODUCTS TRUST                                             goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                        ----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                     growth. Under normal market
                                                           conditions, the fund invests
                                                           primarily in equity
                                                           securities of companies
                                                           located anywhere in the
                                                           world, including developing
                                                           markets.
                        ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government           Maximum current income to the  Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --               extent consistent with the     L.P.
                        Service Shares/1/                  preservation of capital and
                                                           the maintenance of liquidity
                                                           by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced           Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Service Shares        growth, consistent with
                                                           preservation of capital and
                                                           balanced by current income.
                        ----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty              A non-diversified              Janus Capital Management LLC
                        Portfolio -- Service Shares        portfolio/1/ that seeks
                                                           long-term growth of capital.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
                        MFS(R) Utilities Series --         The fund's investment          Massachusetts Financial Services
                        Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II      Growth Stock Portfolio --          objective is to seek capital   Company
                        Service Class Shares               appreciation.
                        ----------------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a
                        stable net asset value per share. During extended
                        periods of low interest rates, the yield on the Goldman
                        Sachs Government Money Market Fund may become extremely
                        low and possibly negative.

                                                                                           Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --            Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST        Advisor Class Shares              consistent with preservation   Company LLC/Research Affiliates,
                                                         of real capital and prudent    LLC
                                                         investment management.
                       -----------------------------------------------------------------------------------------------------
                       High Yield Portfolio --           Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares       consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                       -----------------------------------------------------------------------------------------------------
                       Long-Term U.S. Government         Seeks maximum total return,    Pacific Investment Management
                       Portfolio -- Administrative       consistent with preservation   Company LLC
                       Class Shares                      of capital and prudent
                                                         investment management.
                       -----------------------------------------------------------------------------------------------------
                       Low Duration Portfolio --         Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares       consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                       -----------------------------------------------------------------------------------------------------
                       Total Return Portfolio --         Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares       consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                       -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Natural Resources Portfolio --    Seeks long-term growth of      PGIM Investments LLC (subadvised
FUND                   Class II Shares                   capital.                       by Allianz Global Investors U.S.
                                                                                        LLC)
                       -----------------------------------------------------------------------------------------------------
                       PGIM Jennison Focused Blend       Seeks long-term growth of      PGIM Investments LLC (subadvised
                       Portfolio -- Class II Shares      capital.                       by Jennison Associates LLC)
                       (formerly, Jennison 20/20 Focus
                       Portfolio -- Class II Shares)
                       -----------------------------------------------------------------------------------------------------
                       PGIM Jennison Growth              Seeks long-term growth of      PGIM Investments LLC (subadvised
                       Portfolio -- Class II Shares      capital.                       by Jennison Associates LLC)
                       (formerly, Jennison Portfolio --
                       Class II Shares)
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Real Estate Securities V.I.S.     Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES       Fund -- Class 1 Shares            through current income and     (subadvised by CenterSquare
FUNDS, INC.                                              capital appreciation.          Investment Management LLC)
                       -----------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --   Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                    capital.                       (subadvised by Palisade Capital
                                                                                        Management, L.L.C., Champlain
                                                                                        Investment Partners, LLC, GlobeFlex
                                                                                        Capital, LP, Kennedy Capital
                                                                                        Management, Inc. and SouthernSun
                                                                                        Asset Management, Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/2/       Seeks the highest total        SSGA Funds Management, Inc.
                                                         return, composed of current
                                                         income and capital
                                                         appreciation, as is
                                                         consistent with prudent
                                                         investment risk.
                       -----------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --        Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                    capital.
                       -----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   Wells Fargo VT Omega Growth       The fund seeks long-term       Wells Fargo Funds Management,
TRUST                  Fund -- Class 2                   capital appreciation.          LLC (subadvised by Wells Capital
                                                                                        Management Incorporated)
                       -----------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means
                        that a single security's increase or decrease in value
                        may have a greater impact on the return and the net
                        asset value of a non-diversified portfolio than a
                        diversified portfolio.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be
                        available. If your contract was issued prior to May 1,
                        2006, Class 1 Shares of the Total Return V.I.S. Fund
                        are available.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount Investing In          Investment Objective             as applicable)
                    -----------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas     Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares  capital.
                    -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May
1, 2006:

                                                                                              Adviser (and Sub-Adviser(s),
                          Subaccount Investing In                Investment Objective               as applicable)
                          ---------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total     FMR (subadvised by FMR UK,
INSURANCE PRODUCTS FUND   Service Class 2                    return with reduced risk over  FMR H.K., and FMR Japan)
                                                             the long term by allocating
                                                             its assets among stocks,
                                                             bonds, and short-term
                                                             instruments.
                          ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS             Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
VARIABLE INSURANCE TRUST  Fund -- Institutional Shares       appreciation.                  L.P.
                          ---------------------------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) New Discovery Series --     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST           Service Class Shares               objective is to seek capital   Company
                                                             appreciation.
                          ---------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May
1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after
September 8, 2008:


                         Subaccount Investing In                  Investment Objective
                         --------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Value          Long-term capital
FUNDS (INVESCO VARIABLE  Fund -- Series II shares (formerly,  appreciation.
INSURANCE FUNDS)         Invesco V.I. Value Opportunities
                         Fund -- Series II shares)
                         --------------------------------------------------------------------
                         Invesco V.I. Discovery Mid Cap       The Fund seeks capital
                         Growth Fund -- Series II shares      appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Discovery Mid Cap Growth
                         Fund -- Series II Shares
                         --------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Large Cap Focus            Seeks long-term capital
SERIES FUNDS, INC.       Growth V.I. Fund -- Class III        growth.
                         Shares
                         --------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Aggressive      Seeks capital appreciation.
VARIABLE EQUITY TRUST    Growth Portfolio -- Class II

                         --------------------------------------------------------------------
                                   Adviser (and Sub-Adviser(s),
    Investment Objective                 as applicable)
--------------------------------------------------------------------
Long-term capital              Invesco Advisers, Inc.
appreciation.

--------------------------------------------------------------------
The Fund seeks capital         Invesco Advisers, Inc.
appreciation.

--------------------------------------------------------------------
Seeks long-term capital        BlackRock Advisors, LLC
growth.

--------------------------------------------------------------------
Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                               Investments, LLC; Western Asset
                               Management Company manages the
                               portion of the fund's cash and short
                               term investments allocated to it)
--------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                       Subaccount Investing In              Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap   Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I       capital. Current income is a   LLC (subadvised by ClearBridge
                                                        secondary objective.           Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares            objective is to seek capital   Company
                                                        appreciation.
                       -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) Fund/1/         Seeks to provide investment    Security Global Investors, LLC
                                                        results that correspond to a   known as Guggenheim Investments
                                                        benchmark for
                                                        over-the-counter securities.
                                                        The portfolio's current
                                                        benchmark is the NASDAQ 100
                                                        Index(TM).
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --            Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES        Class 1 Shares                  consistent with prudent
FUNDS, INC.                                             investment management and the
                                                        preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares           capital and future income
                                                        rather than current income.
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and    SSGA Funds Management, Inc.
                        Class 1 Shares/2/               accumulation of income that
                                                        corresponds to the investment
                                                        return of the S&P 500(R)
                                                        Index.
                       -----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have
                        been licensed for use by State Street Global Advisors.
                        The S&P 500(R) Index V.I.S. Fund is not sponsored,
                        endorsed, sold or promoted by Standard & Poor's, and
                        Standard & Poor's makes no representation or warranty,
                        express or implied, regarding the advisability of
                        investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after
January 5, 2009:

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                    Investment Objective                  as applicable)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Allocation VIP Fund --  Seeks capital appreciation, with            Franklin Advisers, Inc.
VARIABLE INSURANCE  Class 2 Shares                   income as a secondary goal.
PRODUCTS TRUST
                    --------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --      Seeks to maximize income while              Franklin Advisers, Inc.
                    Class 2 Shares                   maintaining prospects for capital
                                                     appreciation. Under normal market
                                                     conditions, the fund invests in a
                                                     diversified portfolio of debt and equity
                                                     securities.
                    --------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing
Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all
Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may
diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular
Subaccount or Portfolio. You bear the entire risk of any decline in your
Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably

required or beneficial in order to provide these services to contract owners.
The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the
Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some
Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Natural Resources Portfolio -- Class II
  PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Portfolio -- Class II)
  PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison
  Portfolio -- Class II)

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate
Account during 2020 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio.
Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds,
Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust,
Federated Hermes Insurance Series, Fidelity Variable Insurance Products Fund,
Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable
Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust,
MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, PIMCO
Variable Insurance Trust, The Prudential Series Fund, State Street Variable
Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the "Fee
Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular
Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or
Capital Brokerage Corporation may be made in a

lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the
Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program.
AssetMark is an investment adviser that is registered under the Investment
Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation
Program, AssetMark has developed five asset allocation models ("Asset
Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.
Another available Asset Allocation Model is a "build your own" Asset Allocation
Model. We will refer to this Asset Allocation Model as the "Build Your Own
Asset Allocation Model" when necessary to distinguish it from the other Asset
Allocation Models. The distinguishing features of the Build Your Own Asset
Allocation Model are discussed in the "Build Your Own Asset Allocation Model"
provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  .  Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an
     Investment Strategy. For contract owners that purchase Lifetime Income
     Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect
     Asset Allocation Model A, B, C, or D or the Build Your Own Asset
     Allocation Model (or invest in one or more of the Designated Subaccounts)
     as the Investment Strategy. A contract owner, however, may not elect Asset
     Allocation Model E. For contract owners that purchase one of the other
     Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment
     Protection Rider Options, the contract owner may elect only Asset
     Allocation Model C (or invest in one or more of the Designated
     Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own
     Asset Allocation Model are not available as Investment Strategies for these contract owners.

  .  Contract owners that do not purchase one of the Guaranteed Minimum
     Withdrawal Benefit Rider Options or one of the Payment Protection Rider
     Options may also elect to participate in the Asset Allocation Program.
     These contract owners may choose Asset Allocation Model A, B, C, D or E.
     The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the
Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model"
provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset
Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract
Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation
Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation
Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of
AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset
Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model.
While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an
Investment Strategy, which may include one or more of the Asset Allocation
Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available
Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to
Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine
Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each
Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow)
recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the
Portfolio, and whether our affiliate Capital Brokerage Corporation receives
Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each
Model, given a

particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model.  The Build Your Own Asset Allocation
Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation
Model to require that you invest between 20% and 80% of your assets in the
"Core" asset class, between 20% and 60% of your assets in the "Fixed Income"
asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class.
AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own
Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation
Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including
Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset
Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain
Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model
(including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).
As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation
Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the
Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your
Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with

the updated Model. If you do not wish to accept the changes to your selected
Model, you have the following alternatives. If you elected one of the
Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income
Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the
Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income
Plus Solution, you must transfer your Contract Value to one or more of the
Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment
Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset
Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to
Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation
Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider
Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a
"self-directed portfolio"), you have terminated your advisory relationship with
AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a
Model, you are considered to have elected to reject all future changes in the
Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset
Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from
AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum
Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as
discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your
Contract Value (and subsequent purchase payments, if applicable) to Asset
Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime
Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset
Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider
Options or one of the Payment Protection Rider Options, you must choose Asset
Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed
Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider
Options, whether you should transfer

your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated
Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract
Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
Model. This monthly rebalancing takes account of:

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount performance; and

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount transfers, withdrawals (particularly if taken from specific
     Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your
Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your
Contract Value could be better or worse by participating in an Asset Allocation
Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of
Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying
Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.
These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell
Genworth securities. AssetMark may allocate portions of the Asset Allocation
Models to Portfolios which have held, hold or may hold Genworth securities.
AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 23, 2021, Asset Allocation Models A, B,
C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Growth Opportunities Portfolio -- Service
                              Class 2                                                         3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                              shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class B                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Global Fund -- Series II shares                    3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     23%
--------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service
Class 2                                                        17%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             4%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        23%
--------------------------------------------------------------------
Invesco V.I. Global Fund -- Series II shares                   17%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     3%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          4%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         0%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                5%     10%     15%     20%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Main Street Fund(R) -- Series II shares            5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB International Value Portfolio -- Class B                     1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares             1%      3%      4%      5%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Franklin Mutual Shares VIP Fund -- Class 2 Shares               5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    16%     12%      8%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     14%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       3%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    2%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        3%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      2%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             2%
--------------------------------------------------------------------
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    3%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               25%
--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           27%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             6%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Franklin Mutual Shares VIP Fund -- Class 2 Shares              26%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage SMID Cap V.I. Fund   PIMCO VIT Total Return Portfolio --
Columbia CTIVP/SM/ -- Loomis Sayles       -- Class III Shares                      Administrative Class Shares
 Growth Fund -- Class 1                  Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated Hermes High Income Bond Fund
 Service Class 2                          II -- Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Hermes Kaufmann Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco V.I. American Franchise Fund --   Portfolio -- Service Class 2
 Series I shares                         Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Capital Appreciation Fund    Service Class 2
 -- Series II shares                     Fidelity VIP Value Strategies Portfolio
Invesco V.I. Comstock Fund -- Series II   -- Service Class 2
 shares                                  Invesco V.I. Main Street Small Cap
Invesco V.I. Conservative Balanced Fund   Fund(R) -- Series II shares
 -- Series II shares                     Janus Henderson Forty Portfolio --
Invesco V.I. Core Equity Fund -- Series   Service Shares
 I shares                                MFS(R) Utilities Series -- Service
Invesco V.I. Equity and Income Fund --    Class Shares
 Series II shares                        PIMCO VIT All Asset Portfolio --
Invesco V.I. Global Fund -- Series II     Advisor Class Shares
 shares                                  PIMCO VIT High Yield Portfolio --
Invesco V.I. International Growth Fund    Administrative Class Shares
 -- Series II shares                     Prudential Natural Resources Portfolio
Invesco V.I. Main Street Fund(R) --       -- Class II Shares
 Series II shares                        Prudential PGIM Jennison Focused Blend
Janus Henderson Balanced Portfolio --     Portfolio -- Class II Shares
 Service Shares                          Prudential PGIM Jennison Growth
MFS(R) Total Return Series -- Service     Portfolio -- Class II Shares
 Class Shares                            State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2

THE GUARANTEE ACCOUNT

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. The following information only applies to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither the interests in the Guarantee Account nor our
General Account are generally subject to regulation under the 1933 Act and the
1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions"
provision.

Each time you allocate purchase payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home
Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the
Separate Account. If the Guarantee Account is available, all assets in the
Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the living benefit will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if
Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS
Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the
Guarantee Account will be taken first from assets which have been in the
Guarantee Account for the longest period of time. If Guaranteed Income
Advantage is elected, any remaining withdrawals will then be deducted from the
GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  .  on surrenders or partial withdrawals taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In
addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment
Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit
Rider Options. See the "Optional Payment Plans," "Surrenders and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income
Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment
Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of
1.55% and an administrative expense charge at an effective annual rate of
0.15%. The deductions from the Separate Account are reflected in your Contract
Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the
Separate Account, computed daily. For contracts issued on or after the later of
April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate
Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate
Account. The deduction from the Separate Account is reflected in your Contract
Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime
Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime
Income Plus Solution. Each rider is a separate rider with a separate charge.
You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income
Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, then you will be assessed a charge for the Principal Protection
Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection
Death Benefit is calculated quarterly as a percentage of the value of the
Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment.
The charge for the Principal Protection Death Benefit is higher if any
Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after December
3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.20% of value of Principal
                                            Protection Death Benefit
---------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.50% of value of Principal
                                            Protection Death Benefit
---------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, then you will be assessed a charge for the Principal Protection Death
Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal
Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Lifetime Income Plus 2007

The charge for Lifetime Income Plus 2007 for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to
0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint
Annuitant contracts. Once a contract is a Joint Annuitant contract, and the
Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and
0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of

the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and
Payment Optimizer Plus. Each rider is a separate rider with a separate charge.
You cannot purchase both riders together. If you wish to elect either Principal
Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your
Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed
Investment Strategy and the benefits you are eligible to receive are reduced.
If you reset your benefit and allocate assets in accordance with the prescribed
Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single
Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008.

Charges for the Death Benefit Rider Options

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider
Option if you elect this option at the time of application. The Annual Step-Up
Death Benefit Rider may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time.
At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of
0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5%
Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the
Guarantee Account, if available, from the amounts that have been in the
Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death
Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit
Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the
Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time.
At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your
Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of
Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings
Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider
Option among the Subaccounts in the same proportion that your assets in each
Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual
Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract
Value at the time of the deduction.

For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve the applicable contract modifications, the following provision applies:

Charges for Optional Death Benefits

We charge you for expenses related to the Optional Death Benefit, the Optional
Enhanced Death Benefit, and the Optional Guaranteed Minimum Death Benefit. We
deduct these charges against the Contract Value at each contract anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced death benefit(s).

We will allocate the annual charges for the death benefit rider options, if elected, among the Subaccounts in the same proportion that your assets in each
Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If the assets in the Subaccounts are not sufficient to cover the charge(s), we will deduct the charge(s) first from the assets in the
Subaccounts, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the Optional Death Benefit, this charge is equal to 0.10% of the Contract
Value at the time of the deduction. For the Optional Enhanced Death Benefit, we charge an amount equal to 0.20% of the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year (upon full surrender, your average of the Contract
Value at the beginning of the current contract year and your Contract Value on the date of surrender will be

used). For the Optional Guaranteed Minimum Death Benefit, we charge an amount equal to 0.25% of your Contract Value at the time of the deduction.

The following provisions apply to all contracts:

Other Charges

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from
0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the
Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract.
There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if this contract is purchased as a
Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified
Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes.
Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account, if available (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  .  the owner, joint owner, primary beneficiary, and contingent beneficiary
     (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your
Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS
Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the
Investment Strategy prescribed by your rider. Contract owners that own Lifetime
Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal
Protection Advantage, you may change the Income Start Date as long as the new
Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment
Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the
Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of
Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You

must obtain our approval before you make total purchase payments for an
Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an
IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for
Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA contracts and $100 for other Qualified Contracts.

We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed
Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit
Rider Options" and "Payment Protection Rider Options.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York
Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio. In addition, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, you may allocate purchase payments to the Guarantee Account.

You may allocate purchase payments to the Subaccounts and, if available, the
Guarantee Account, at any one time. If you have elected Guaranteed Income
Advantage, you may not allocate purchase payments directly to the GIS
Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other
Subaccounts in which you have assets. If you have elected one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution), you must allocate all purchase payments in accordance with the
Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment
Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection
Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home
Office.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel
Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every
Valuation Day equals the Accumulation Unit value at the end of the preceding
Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the
Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death
Benefit Rider Options, however, are deducted from your Contract Value. If any
"ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. Consequently, the provisions below regarding transfers to and from the Guarantee Account (including transfers made from the Guarantee Account to the Subaccounts pursuant to a Dollar Cost
Averaging Program) only apply to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account on any Valuation
Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that
GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime
Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the
Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same
Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee
Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may also restrict certain transfers from the Subaccounts to the Guarantee
Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider
       Options or one of the Guaranteed Minimum Withdrawal Benefit Rider
       Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally.
For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any

such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a
Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate the frequent trading policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/ or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
and/or the Guarantee Account to any combination of other available Subaccounts
(as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
Accumulation Units when their value is low as well as when it is high. Dollar
Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar
Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  .  when the assets in the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost
Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher interest as Enhanced Dollar Cost
Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the
Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the
Guarantee Account the current interest rate being credited to all other
Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and
Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options and you are allocating assets in accordance with the prescribed
Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime
Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment
Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
Accumulation Units when their value is low as well as when it is high. Dollar
Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If
elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market
       Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or
Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund will be transferred to the specified Asset
Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost
Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for

calculating the maximum number of transfers we may allow in a calendar year.
Any withdrawals taken from your contract while the Defined Dollar Cost
Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government
Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider
Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year.
We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific
Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  .  you elected one of the Payment Protection Rider Options or one of the
     Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  .  you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than
$5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The
Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income
Advantage is elected at the time of application) on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed
Investment Strategy, the benefit you receive under the rider may be reduced.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment
Strategy. (If your contract was issued prior to September 2, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.
When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
may reduce your death benefit by the proportion that the partial withdrawal
(including any applicable surrender charges and premium tax) reduces your
Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts (excluding the GIS
Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to September 2, 2003) from which we are to take the Systematic
Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts
(excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. For contracts issued prior to September 2, 2003, to the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS
Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
       Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a
Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal
Benefit Rider Options, partial withdrawals and withdrawals under a Systematic
Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider.
See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.
Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your
Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic
Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon
30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the
Subaccounts in which your assets are allocated. Prior to the Annuity
Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal
Benefit Rider Options are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed
Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.
First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase
Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated
otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution.  In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment
Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the
Defined Dollar Cost Averaging program, the Asset Allocation Models and the
Subaccounts comprising each of the Asset Allocation Models and the Designated
Subaccounts, please see the "Defined Dollar Cost Averaging Program,"
"Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your
allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

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       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);
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       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series --  Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the
available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The
Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to
$100.

Benefit Base.  The benefit base is an amount used to establish the Withdrawal
Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the
Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary
Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if
applicable), and may adjust your Roll-Up Value as described in the "Roll-Up
Value" provision below. You must allocate all purchase payments and Contract
Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount,
Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount.  The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the
Contract Date and the date the older Annuitant turns age 65, your Purchase
Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

Roll-Up Value.  Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum
Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up
Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The
Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset.  The Maximum Anniversary Value on the
Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum
Anniversary Value, the Maximum Anniversary Value will be increased to the
Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the
Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for
Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is
just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the
Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up
Value. If your Maximum Anniversary Value resets but your Roll-Up Value or
Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death
Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus
0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Maximum Anniversary Value
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note.  We reserve the right to not adjust the Purchase Payment
Benefit Amount, Principal Protection Death Benefit (if applicable), and/or
Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by
Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection
Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment
Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up
Value.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase
Payment Benefit Amount, Principal Protection Death Benefit (if applicable),
Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit.
Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit
(if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death
       Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross
Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus
Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase
Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your
Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus
Solution with the Principal Protection Death Benefit. The Principal Protection
Death Benefit is a feature available only with Lifetime Income Plus Solution.
It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial purchase payment. Purchase payments in a
Benefit Year increase the Principal Protection Death Benefit. The Principal
Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a
Benefit Year is less than or equal to the Withdrawal Limit, the Principal
Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross
Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your
Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.  At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal
Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary
Value for the new owner will be the death benefit determined as of the first
Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal
Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, a charge will be assessed for the Principal Protection Death
Benefit that is in addition to the

charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your
Contract Value will increase. The charge for the Principal Protection Death
Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals

under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the
Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective
May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus
Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,658        200,000     100,000     189,830       200,000       42,709
    68            22,658         11,000         8,724        200,000     100,000     189,830       200,000       18,890
    69             8,724         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,431        200,000     100,000     189,830       200,000       67,000
    68            20,431         11,000         6,408        200,000     100,000     189,830       200,000       56,000
    69             6,408         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted;
       and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions.
First, you must allocate all Contract Value to the prescribed Investment
Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal
Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus
2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008.  In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment
Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the
Defined Dollar Cost Averaging program, the Asset Allocation Models and the
Subaccounts comprising each of the Asset Allocation Models and the Designated
Subaccounts, please see the "Defined Dollar Cost Averaging Program,"
"Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your
allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series --  Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the
available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the
Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new
Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal
Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments.  Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the
"Roll-Up Value" provision above. You must allocate all assets to the prescribed
Investment Strategy.

Important Note.  We reserve the right to not adjust the Withdrawal Base,
Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income
Plus 2008 that would be associated with such additional purchase payments.
Before making purchase payments that do not increase the Withdrawal Base,
Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base,
Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal
Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit.  You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the
Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment
Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus
2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base.
The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base,
Contract Value on the prior contract anniversary and the Roll-Up Value. If your
Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal
Base on the date of reset, the Roll-Up Value will be used to determine your
Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the
Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50%
of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base,
Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the
Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base
(and, consequently, your Withdrawal Limit), the Principal Protection Death
Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last

     surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than
     $100, we will reduce the frequency so that the payment will be at least
     $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death
Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial purchase payment. Purchase payments in a
Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit
Year is less than or equal to the Withdrawal Limit, the Principal Protection
Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the
Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under

the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death
Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection
Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal
Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract              0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract               0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective
May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the

rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.
Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008.
This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142         11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,333        100,000     213,293       213,293       54,856
    67            27,333         11,731        12,389        100,000     213,293       213,293       28,176
    68            12,389         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527         11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,537        100,000     213,293       213,293       76,538
    67            25,537         11,731        10,532        100,000     213,293       213,293       64,807
    68            10,532         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202         12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,208        100,000     179,085       179,085       60,501
    84            37,208         12,536        21,689        100,000     179,085       179,085       38,341
    85            21,689         12,536         6,481        100,000     179,085       179,085       13,066
    86             6,481         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877         12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,372        100,000     179,085       179,085       74,928
    84            33,372         12,536        17,680        100,000     179,085       179,085       62,392
    85            17,680         12,536         2,353        100,000     179,085       179,085       49,856
    86             2,353         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted.
The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date"
is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day.
After this date, additional purchase payments will not increase the Roll-Up
Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up
Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the

Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment
Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base, Rider
Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or
Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base,
Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next
Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor
       established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal
       Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last
       Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset.  You may reset your Withdrawal Base on an annual anniversary of the
Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 increased, on an annual basis, to 1.25% upon

reset of the Withdrawal Base. The rider charge increase applies to both single
Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the
Withdrawal Base. In this circumstance, if your rider fee was less than 1.25%
before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home
Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider
Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum, calculated using the Annuity 2000
     Mortality Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Rider Death Benefit will continue under this provision. The Rider Death
     Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial purchase payment.
The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death
Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider
Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50%
of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single
Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus
2007 for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the
Separate Account for Joint Annuitant contracts. Once a contract is a Joint
Annuitant contract, and the Joint Annuitant charge is applied, the Joint
Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the
Annuity Commencement Date. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007.
This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

                                      100

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base.  The Withdrawal Base is an amount used to establish the
Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first
Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed
Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death
Benefit. If you have not allocated all assets to the prescribed Investment
Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value

                                      101

upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider
Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit.

Reset.  For contracts issued on or after November 6, 2006. If all of the
Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

                                      102

There are similarities as well as distinct differences between restoring your
Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your
Withdrawal Base, we must receive notice of your election in writing at our Home
Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets.  You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation
Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years.
Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and
Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

                                      103

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract
Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the
     Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality
     Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial purchase payment.
The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the
Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and
Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single
Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with

                                      104

the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the
Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity
Commencement Date. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  .  If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal
Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner,

                                      105

this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our
Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      106

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the
       Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life;
       and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,655        100,000      50,500
74        37,655         5,500         31,402        100,000      45,000
75        31,402         5,500         25,274        100,000      39,500
76        25,274         5,500         19,269        100,000      34,000
77        19,269         5,500         13,383        100,000      28,500
78        13,383         5,500          7,616        100,000      23,000
79         7,616         5,500             --        100,000      17,500
80            --         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

                                      107

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

                                      108

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base.  The Withdrawal Base is an amount used to establish the
Withdrawal Limit. The Withdrawal Factor is based on the age of the younger
Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase
Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus.  This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death
Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before
Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

                                      109

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed
Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death
Benefit.

Beginning on the first Valuation Day after you choose not to follow the
Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death
Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider
Death Benefit.

Important Note.  We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider
Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit.  If your Withdrawal Factor and Rider Death
Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest.
If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

                                      110

There are similarities as well as distinct differences between restoring your
Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new
Withdrawal Base, we must receive notice of your election in writing at our Home
Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets.  You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation
Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals.  If a Gross Withdrawal, plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and
Rider Death Benefit are

                                      111

reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality
     Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income
Plus for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date.
On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and more favorable tax treatment than payments made under this rider.

                                      112

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the
"Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      113

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal
       Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $5,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,975        100,000      50,000
75        35,975         5,000         30,256        100,000      45,000
76        30,256         5,000         24,651        100,000      40,000
77        24,651         5,000         19,158        100,000      35,000
78        19,158         5,000         13,775        100,000      30,000
79        13,775         5,000          8,499        100,000      25,000
80         8,499         5,000             --        100,000      20,000
81            --         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

                                      114

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal
       Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

                                      115

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit
Date and the Valuation Day of the most recent purchase payment to the Valuation
Day of the first withdrawal after that date.

Protected Amount.  Your protected amount is used to calculate the Withdrawal
Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments.  Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by
Guaranteed Withdrawal Advantage that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset.  On any monthly anniversary after five complete years from your Benefit
Date, you may elect to reset your benefit and to participate in the Investment
Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

                                      116

  .  reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

Reduction in Contract
Value.  Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until you have received the greater of the remaining amount or
     Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations.  While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed
Withdrawal Advantage is not available for contracts issued on or after May 1,
2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the
"Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      117

Examples

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is
       $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -   Protected    Remaining
Beginning of Year End of Year   End of Year       Amount       Amount
-----------------------------------------------------------------------
    $ 100,000       $7,000        $91,000            $100,000 $ 93,000
       91,000        7,000         82,180                       86,000
       82,180        7,000         73,536                       79,000
       73,536        7,000         65,066                       72,000
       65,066        7,000         56,764                       65,000
       56,764        7,000         48,629                       58,000
       48,629        7,000         40,656                       51,000
       40,656        7,000         32,843                       44,000
       32,843        7,000         25,186                       37,000
       25,186        7,000         17,683                       30,000
       17,683        7,000         10,329                       23,000
       10,329        7,000             --                       16,000
           --        7,000             --                        9,000
           --        7,000             --                        2,000
           --        2,000             --                           --
                                               Total Received $100,000
-----------------------------------------------------------------------

                                      118

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or
       10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000             --       $98,000            $100,000 $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,668                       50,000
          33,668         10,000        22,994                       40,000
          22,994         10,000        12,534                       30,000
          12,534         10,000            --                       20,000
              --         10,000            --                       10,000
              --         10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

                                      119

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum
Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for
Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not
allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income
Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment
Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime
Income Plus 2008" provision of this prospectus. The Investment Strategy for
Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus
Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007, and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. For more information about Asset Allocation Model C and the
Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts,
please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or
Reset of the Benefit" provision for the applicable Guaranteed Minimum
Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

                                      120

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

THE DEATH BENEFIT

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
       Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income
Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus,
Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus
Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider.
You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5%
Rollup Death Benefit Rider together or in any combination. The Earnings
Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may
not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

                                      121

Partial withdrawals (including any withdrawals taken pursuant to the terms of a
Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the
Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any
Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a
Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up
Death Benefit proportionally by the same percentage that the partial withdrawal
(including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation
Day that we receive due proof of death and all required forms at our Home
Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a
Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up
Death Benefit proportionally by the same percentage that the partial withdrawal
(including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual
Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                                      122

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5%
Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current
       Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death
Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5%
Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%.
Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup
Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are
age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the
Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made.

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For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus
(d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the
time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings
Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings
Protector Death Benefit Rider Option. These include:

  .  The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  .  Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings
     Protector Death Benefit Rider Option.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup
Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider
Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5%
Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner

   (2) primary beneficiary

   (3) contingent beneficiary

   (4) owner's or joint owner's estate

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The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification.
Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices:  The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment
       Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional
       Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment
       Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules"
       provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the
       "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 2.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization

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or annuitization calculations methods described in guidance published by the
Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this

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paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified
Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. Note that effective for owners who die on or after January 1,
2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. See the "Tax
Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint
Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no
Joint Annuitant, the Owner will become the new sole Annuitant. If there is a
Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

THE DEATH BENEFIT

For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following provisions apply:

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available is the death benefit. Upon receipt of due proof of an Annuitant's death at our Home Office (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will calculate the death benefit. We will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

Basic Death Benefit

The Basic Death Benefit equals the greater of:

   (a) purchase payments adjusted for any previous withdrawals taken (including any surrender charges and premium taxes assessed); and

   (b) the Contract Value as of the date we receive due proof of death of any
       Annuitant.

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Death Benefit Rider Options

Death benefit rider options must be elected at the time of application. Once elected, the death benefit option(s) elected will remain in effect while your contract is in force until income payments begin or the death benefit option(s)
is terminated, as permitted by the rider option. The Optional Enhanced Death
Benefit cannot be terminated while the contract is in force and before income payments begin. The Optional Death Benefit and the Guaranteed Minimum Death
Benefit may be terminated any time while the contract is in force and before income payments begin. The termination will be effective as of your next contract anniversary date following the date of receipt of your request to terminate the rider at our Home Office, provided that we receive your request to terminate the rider(s) within 30 days prior to your next contract anniversary date.

Not all death benefit rider options may be available in all states or to all contracts. In addition, if all death benefit rider options are available, an owner may not elect all three death benefit rider options.

If the Annuitant and Joint Annuitant are age 75 or younger at the time the contract is issued, the owner may elect one of the following optional death benefits or death benefit combinations:

   (1) Optional Death Benefit;

   (2) Optional Enhanced Death Benefit;

   (3) Optional Guaranteed Minimum Death Benefit;

   (4) Optional Death Benefit and Optional Enhanced Death Benefit; and

   (5) Optional Guaranteed Minimum Death Benefit and Optional Enhanced Death
       Benefit.

The combination of the Optional Death Benefit and Optional Guaranteed Minimum
Death Benefit is not permitted.

If any Annuitant is age 76 or older at the time the contract is issued, the owner may only elect the Optional Death Benefit.

Optional Death Benefit

The Optional Death Benefit coordinates with the Basic Death Benefit and adds an extra feature. Under the Optional Death Benefit, the amount payable as of the date we receive due proof of death will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as described below.

The minimum death benefit varies based on the age of the Annuitant(s) at issue and at death.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the later of the fifth contract anniversary or the contract anniversary next following or coincident with the 80th birthday of the older of any
       Annuitant; and

   (2) is any purchase payments the owner made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

If any Annuitant is older than age 80 at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant; and

   (2) is any purchase payments made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

Under both age scenarios, a partial withdrawal reduces the minimum death benefit proportionally by the same percentage that the partial withdrawal
(including applicable surrender charges and premium taxes assessed) reduces the
Contract Value.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor Joint
Annuitant (if applicable) may be older than age 84 at the time of issue, unless we approve a different age.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings
Protector(R)" in our marketing materials) adds an extra feature to our Basic
Death Benefit and, if applicable, the Optional Death Benefit or Optional
Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, any Annuitant cannot be age 76 or older at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the older age of any
Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

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If both Annuitants are age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals taken. Purchase Payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

If any Annuitant is older than age 70 at the time the contract is issued, the
Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals taken. Purchase payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit adds an extra feature to the
Basic Death Benefit. Under the Optional Guaranteed Minimum Death Benefit, the
amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as of the date we receive due proof of death.
     The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and premium taxes assessed) reduces the Contract
Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Guaranteed Minimum Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the
Annuitant nor the Joint Annuitant (if applicable) may be age 76 or older at the time of issue, unless we approve a different age.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, the Optional
Enhanced Death Benefit and the Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccount and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  .  the Annuitant (if any owner is a non-natural entity such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

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   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules:  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  .  Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, the spouse will automatically become the new sole
     Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the
     Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently
     (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new
     Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant.
     All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely.
     Instead, upon the death of any owner (or Annuitant, if the owner is a non-
     natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under
          Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death.
          In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if
          Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch
          Payment Choices" provision below.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization

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or annuitization calculations methods described in guidance published by the
Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

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Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds:  The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement
Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed
Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed
Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer
Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue.
Thereafter, until income payments begin, the owner may elect to extend the
Annuity Commencement Date in one-year increments, so long as the new Annuity
Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement
Date will mean the new Annuity Commencement Date selected, provided such
Annuity Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year
Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007,
Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for
Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity
Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus.
Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

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We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided an Annuitant is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a
Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the
Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment.
You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint
Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the
       Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the
       Portfolios selected.

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As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage or one of the
Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided.
   This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life.  This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime
   Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or
   Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated
   Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the
Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option.
Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan
4 (Interest Income) may be redeemed by the payee upon written request to our
Home Office. Payments made under Optional Payment Plan 1 (Life Income with
Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and
Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee
Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, and 3 may
not satisfy minimum required distribution rules.

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Optional Payment Plan 4 is not available to contracts issued as Qualified
Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the
Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each
Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be
4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity
Units) are not allocated in accordance with the prescribed Investment Strategy.
Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home
Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the
Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity
Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of
Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity
Commencement Date.

For contracts issued prior to September 2, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity
Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the
"Income Start Date") or the date you annuitize the contract (the "Annuity
Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.
There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section

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below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay"
transfers into the GIS Subaccount(s).

Because this contract is no longer offered and sold, Guaranteed Income
Advantage is no longer available to purchase under the contract.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income
Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement
Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the scheduled transfers made will equal (a)
multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the
Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

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Transfers from the GIS Subaccount(s) will be subject to the provisions stated
in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year
Period Certain plan. For Joint Annuitants, monthly income will be based on a
Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS
Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the
       Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start
       Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the
Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.  Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start
Date. Your number of Annuity Units under a particular segment remains fixed.
The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the
Valuation Day each annuity year begins.

                                      137

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of
Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12;
       and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS
Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

                                      138

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and
Annuity Commencement Date

For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the Goldman Sachs Variable
          Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust --
          Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated;
          and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and
Before Annuity Commencement Date

If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity
Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the Goldman Sachs Variable
          Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                                      139

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs
          Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS
Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start
Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS
Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income
Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government
Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  .  if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      140

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month
       (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  936
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,872
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,808
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,743
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,679
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,615
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,551
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,487
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,423
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,359 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,359   $ 9,502      $0
 12     9,639      9,359     9,639       0
 13     9,779      9,359     9,779       0
 14     9,921      9,359     9,921       0
 15    10,065      9,359    10,065       0
 16    10,210      9,359    10,210       0
 17    10,358      9,359    10,358       0
 18    10,509      9,359    10,509       0
 19    10,661      9,359    10,661       0
 20    10,815      9,359    10,815       0
----------------------------------------------

                                      141

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,359
  2          0           0       0         100,800          0    105,840     9,359
  3          0           0       0         105,840          0    111,132     9,359
  4          0           0       0         111,132          0    116,689     9,359
  5          0           0       0         116,689          0    122,523     9,359
  6          0           0       0         122,523          0    128,649     9,359
  7          0           0       0         128,649          0    135,082     9,359
  8          0           0       0         135,082          0    141,836     9,359
  9          0           0       0         141,836          0    148,928     9,359
 10          0           0       0         148,928          0    156,374     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,359 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,359   $11,983      $0
 12    12,157      9,359    12,157       0
 13    12,333      9,359    12,333       0
 14    12,512      9,359    12,512       0
 15    12,693      9,359    12,693       0
 16    12,877      9,359    12,877       0
 17    13,063      9,359    13,063       0
 18    13,253      9,359    13,253       0
 19    13,445      9,359    13,445       0
 20    13,640      9,359    13,640       0
----------------------------------------------

                                      142

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax.
However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire
Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date
(i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the
Annuitant(s) and before the total amount of the "investment in the contract"
has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

Payment Protection Rider Options

Two Payment Protection Rider Options are discussed in this prospectus: Payment
Optimizer Plus and Principal Protection Advantage. Payment Optimizer Plus is
not available for contracts issued after October 17, 2008. Principal Protection
Advantage is not available for contracts issued on or after May 1, 2007. These
Payment Protection Rider Options are discussed in separate sections below.
There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity
Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract
Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed
Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated

                                      143

to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment
Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. Contract owners, however, may elect to participate in the Defined
Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset
Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the
Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost
Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base"
provision below, provided we receive written notice of your election at our
Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset.
The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio --
       Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares;

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

                                      144

Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman
Sachs Variable Insurance Trust -- Government Money Market Fund to one of the
available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity
Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the
Subaccounts in accordance with the percentages that you have chosen for the
Designated Subaccounts or in accordance with the allocation that comprises
Asset Allocation Model C. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment
Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note.  We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment
Optimizer Plus, that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.  If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an

                                      145

annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets.  You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day.
By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise)
are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base
(e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.  The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the
Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the
Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement
Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the
Annuity Commencement Date or on the annual anniversary of the Annuity
Commencement Date. If the first day of an annuity year does not begin on a
Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.  The guaranteed payment floor is the guaranteed amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the
       Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity
       Commencement Date (as specified in the contract); and

   (c) is 12.

                                      146

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a
Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.  The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the
       Contract Value on the Valuation Day prior to the Annuity Commencement
       Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity
       Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity
2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment:  The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.

                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the
Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.  Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of
Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a
Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each
Subaccount by the Annuity Unit value for that Subaccount as of the Valuation
Day each annuity year starts.

                                      147

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a)
and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12;
       and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value:  The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base:  On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each
Subaccount.

Commutation Units:  On the Valuation Day prior to the Annuity Commencement
Date, the commutation units in a Subaccount will be equal to the number of
Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first
       Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

                                      148

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers:  When we perform Subaccount transfers after the Annuity Commencement
Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current
       Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units:  The initial value of a commutation unit for each
Subaccount is the initial value of the Accumulation Unit for that Subaccount.
Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value.  If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and
Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date.
This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts.  If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly
Income Starts.  If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

                                      149

General Provisions

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  .  If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint
     Annuitant only, subject to Home Office approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      150

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male
Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is
       0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                        Additional
               Monthly                                    Death
        Annual  Level  Guaranteed          Adjustment    Proceeds
Annuity Income Income   Payment   Monthly    Account    (Beginning
 Year   Amount Amount    Floor    Income  (End of Year)  of Year)
------------------------------------------------------------------
   1    $6,517  $543      $583     $583      $  483      $100,000
   2     6,266   522       583      583       1,217        93,000
   3     6,025   502       583      583       2,191        86,000
   4     5,794   483       583      583       3,398        79,000
   5     5,571   464       583      583       4,827        72,000
------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the
Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517).
The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543
($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

                                      151

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                  Income
                                                Base, Less
                                                Commutation
                                                  Charge,
        Annual Monthly Commutation Adjustment  Less Monthly  Commutation
Annuity Income Income    Base -     Account -  Income Paid -   Value -
 Year   Amount  Paid   End of Year End of Year  End of Year  End of Year
------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754       $95,440      $95,440
   2     7,068  7,560    110,399      1,246        88,880       88,880
   3     7,340  7,560    111,304      1,466        83,320       83,320
   4     7,622  7,560    111,977      1,404        77,760       77,760
   5     7,915  7,560    112,386      1,049        70,200       70,200
------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 -
$6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 5% x $100,000 - $7,560 = $95,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 5% x $100,000 - $754 = $103,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 =
$110,399). Beginning in annuity year 4 (contract year 5), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 4 is
$77,760, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $30,240 = $77,760) and (ii) the commutation base less the value of the adjustment account ($111,977 - $1,404 = $110,573).

                                      152

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment
Protection Plan") determined on the date you elect to take such payments (the
"Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment
Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed
Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have
Contract Value in the contract, you may have assets allocated to different
Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. For more information about Asset Allocation Model C and the
Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts,
please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our
Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

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       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II Shares);
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       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio --
       Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of
Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the
Subaccounts in accordance with the percentages that you have chosen for the
Designated Subaccounts or in accordance with the allocation that comprises
Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment
Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note.  We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal
Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b)
divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

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On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income
Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a)
multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base.  You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  .  reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of
     1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a
Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The
Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start
Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the
Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next
Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract
Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its
Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment.  The initial annual income amount for each Payment
Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity
2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the
Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment

                                      155

option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a)
multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income
       Start Date; and

   (c) is 12.

Subsequent Income Payments.  The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units.
The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income
Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12;
       and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than
$100, we will pay you annually.

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Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts.  Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment
Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly
Income Starts.  On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  .  if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      157

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male
Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is
       0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income
Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the
Income Start Value by a payment rate (in this example, $100,000 x .06373 =
$6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417).
Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and
$531. The additional death benefit is the income base minus the sum of all monthly income paid.

                                      158

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax.
However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire
Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date
(i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your
"investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the
Annuitant(s) and before the total amount of the "investment in the contract"
has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

                                      159

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of contract values.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.  A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal
Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to
Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income
Advantage" and "Tax Treatment of Principal Protection

                                      160

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal
Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  .  The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  .  The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional partial withdrawals apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the

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Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income.
For example:

  .  if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for

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the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans.
However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b)
plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts.
     However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

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  .  the Code does not allow a deduction for purchase payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72, for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the
     Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.
     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and

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retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the
CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another
Qualified Contract or plan. If your contract was issued pursuant to a 403(b)
plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of
Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the
Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and
Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus. Additional information regarding the
Asset Allocation Program and the potential conflicts of interest to which
AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such

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compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

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Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish a
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                                      168

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage
Corporation is located at 6620 West Broad Street, Building 2, Richmond,
Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage
Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital
Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and

                                      169

awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/
Selections) is no longer offered or sold.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. As discussed on the prospectus

                                      170

cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the
Securities Exchange Act of 1934 in reliance on the exemption provided by Rule
12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to

                                      171

successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant
Group") were not entitled to the amounts received. On June 28, 2016, the
Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14,
2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the
United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second
Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality,

                                      172

and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The
Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court
of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

                                      173

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      174

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The following examples are for contracts issued on or after the later of May 1,
2003 or the date on which state insurance authorities approve the applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic
Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract
Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death
Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% by the partial withdrawal
($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an
Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual
Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

                                      A-1

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis.
Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the
5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis). For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5%
of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata
(dollar-for-dollar) basis, to $15,013 ($15,513 - $500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit,
multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the
Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

                                      A-2

The following examples are for contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" under the contract ($200,000) is $80,000.
However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000), the Optional
Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional
Enhanced Death Benefit. These include:

  .  The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  .  Once you purchase the Optional Enhanced Death Benefit, you cannot cancel
     it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death
     Benefit.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

Optional Guaranteed Minimum Death Benefit

The purpose of this example is to show how the Optional Guaranteed Minimum
Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. This example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.

In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% gross return (-2.95% net of fees for the mortality and expense risk charges, administrative expense charge, total average Portfolio expenses and the Optional Guaranteed Minimum Death
       Benefit charge);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) the contract is not subject to premium taxes then.

                                                       Optional
                                  Partial             Guaranteed
              End of Annuitant's Withdrawal Contract    Minimum
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,050    100,000
                2        72         6,000     82,364    100,000
                3        73         6,000     73,934    100,000
                4        74         6,000     65,753    100,000
                5        75         6,000     57,814    100,000
              ----------------------------------------------------

                                      A-3

                                                       Optional
                                  Partial             Guaranteed
              End of Annuitant's Withdrawal Contract    Minimum
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                6        76        $6,000   $50,108    $100,000
                7        77         6,000    42,630     100,000
                8        78         6,000    35,372     100,000
                9        79         6,000    28,329     100,000
              ----------------------------------------------------

Partial withdrawals amounting to 6% or less of purchase payments annually will reduce the Optional Guaranteed Minimum Death Benefit on a non pro-rata
(dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 withdrawal is taken at the end of year 1, the Optional Guaranteed Minimum Death
Benefit immediately after the withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the withdrawal.

Partial withdrawals exceeding 6% of purchase payments in any year will reduce the Optional Guaranteed Minimum Death Benefit on a pro-rata basis (by the proportion that the withdrawal -- including any surrender charges -- reduces your Contract Value). For example:

                            Optional
                           Guaranteed
        Purchase Contract    Minimum
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $10,000  $10,000     $10,000
3/31/17      --   20,000      10,600
3/31/18      --   14,000      11,236
---------------------------------------

Therefore, if a $7,000 withdrawal is taken on March 31, 2018, the Optional
Guaranteed Minimum Death Benefit immediately after the withdrawal will be
$5,618 (50% of $11,236) since the Contract Value ($14,000) is reduced by 50% by the withdrawal ($7,000). This is true only if the Optional Guaranteed Minimum
Death Benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death.
It also assumes that no surrender charges apply and that no premium tax apply to the partial withdrawal.

                                      A-4

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to
April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.99            $14.96            --     2020
                                                            12.09             13.99            --     2019
                                                            13.20             12.09            --     2018
                                                            11.66             13.20            --     2017
                                                            11.40             11.66            --     2016
                                                            11.50             11.40            --     2015
                                                            10.96             11.50            --     2014
                                                             9.63             10.96            --     2013
                                                             8.68              9.63            --     2012
                                                             9.14              8.68            --     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.72            $22.76            --     2020
                                                            13.16             16.72            --     2019
                                                            14.93             13.16           333     2018
                                                            11.19             14.93           414     2017
                                                            11.53             11.19           500     2016
                                                            11.47             11.53           599     2015
                                                            11.18             11.47           695     2014
                                                             9.29             11.18           797     2013
                                                             8.38              9.29           911     2012
                                                            11.18              8.38         1,044     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $22.40            $22.47           337     2020
                                                            18.51             22.40           338     2019
                                                            20.08             18.51           339     2018
                                                            17.29             20.08           340     2017
                                                            15.90             17.29           341     2016
                                                            16.02             15.90           342     2015
                                                            14.97             16.02           343     2014
                                                            11.36             14.97           454     2013
                                                             9.90             11.36           595     2012
                                                             9.53              9.90        22,169     2011
----------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $10.06            $10.07            --     2020
                                                                                    8.80             10.06            --     2019
                                                                                   11.67              8.80            --     2018
                                                                                    9.53             11.67            --     2017
                                                                                    9.81              9.53            --     2016
                                                                                    9.79              9.81            --     2015
                                                                                   10.69              9.79            --     2014
                                                                                    8.90             10.69           710     2013
                                                                                    7.96              8.90           851     2012
                                                                                   10.09              7.96           526     2011
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $31.76            $42.02         3,247     2020
                                                                                   24.14             31.76         3,253     2019
                                                                                   24.10             24.14         3,260     2018
                                                                                   18.70             24.10         3,266     2017
                                                                                   18.66             18.70         3,273     2016
                                                                                   17.19             18.66         3,279     2015
                                                                                   15.43             17.19         3,286     2014
                                                                                   11.50             15.43            33     2013
                                                                                   10.07             11.50            40     2012
                                                                                   10.68             10.07            48     2011
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.27            $41.03            --     2020
                                                                                   20.48             27.27            --     2019
                                                                                   21.16             20.48            --     2018
                                                                                   16.16             21.16            --     2017
                                                                                   15.54             16.16            --     2016
                                                                                   16.12             15.54            --     2015
                                                                                   16.81             16.12            --     2014
                                                                                   11.81             16.81            --     2013
                                                                                   10.52             11.81            --     2012
                                                                                   10.31             10.52            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $22.10            $29.48            45     2020
                                                                                   16.62             22.10         1,257     2019
                                                                                   18.05             16.62         1,257     2018
                                                                                   14.57             18.05         1,258     2017
                                                                                   15.26             14.57         1,258     2016
                                                                                   15.09             15.26         1,258     2015
                                                                                   13.39             15.09         1,259     2014
                                                                                   10.57             13.39           121     2013
                                                                                    9.48             10.57           241     2012
                                                                                    9.82              9.48           391     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $12.72            $14.27            --     2020
                                                                                   11.09             12.72            --     2019
                                                                                   11.99             11.09            --     2018
                                                                                   11.24             11.99            --     2017
                                                                                   10.94             11.24            --     2016
                                                                                   11.11             10.94            --     2015
                                                                                   10.51             11.11            --     2014
                                                                                    9.51             10.51            --     2013
                                                                                    8.67              9.51            --     2012
                                                                                    8.82              8.67            --     2011
---------------------------------------------------------------------------------------------------------------------------------

                                      B-2

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                        $25.79            $35.41            --     2020
                                                                            18.95             25.79            --     2019
                                                                            20.66             18.95            --     2018
                                                                            16.43             20.66            --     2017
                                                                            16.44             16.43            --     2016
                                                                            15.79             16.44            --     2015
                                                                            15.28             15.79            --     2014
                                                                            11.51             15.28            --     2013
                                                                            10.12             11.51            --     2012
                                                                            10.25             10.12            --     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                 $25.28            $31.51            --     2020
                                                                            19.64             25.28           618     2019
                                                                            23.17             19.64           618     2018
                                                                            17.36             23.17           618     2017
                                                                            17.76             17.36           618     2016
                                                                            17.50             17.76           618     2015
                                                                            17.51             17.50           618     2014
                                                                            14.09             17.51            57     2013
                                                                            11.90             14.09           132     2012
                                                                            13.28             11.90         8,035     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $23.59            $26.26            --     2020
                                                                            18.29             23.59            --     2019
                                                                            20.33             18.29            --     2018
                                                                            17.80             20.33            --     2017
                                                                            16.34             17.80            --     2016
                                                                            16.19             16.34           902     2015
                                                                            14.98             16.19         1,002     2014
                                                                            11.64             14.98         1,068     2013
                                                                            10.19             11.64         1,119     2012
                                                                            10.45             10.19         1,188     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                        $26.57            $31.11           145     2020
                                                                            21.51             26.57           704     2019
                                                                            24.57             21.51           870     2018
                                                                            22.03             24.57           910     2017
                                                                            19.12             22.03           954     2016
                                                                            20.80             19.12         1,003     2015
                                                                            19.03             20.80         1,051     2014
                                                                            13.82             19.03         1,025     2013
                                                                            12.00             13.82         1,263     2012
                                                                            12.55             12.00           927     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.69            $31.62            --     2020
                                                                            16.95             22.69            --     2019
                                                                            17.96             16.95            --     2018
                                                                            14.41             17.96            --     2017
                                                                            14.39             14.41            --     2016
                                                                            14.00             14.39            --     2015
                                                                            13.19             14.00            --     2014
                                                                             9.61             13.19            11     2013
                                                                            10.00              9.61            19     2012
--------------------------------------------------------------------------------------------------------------------------

                                      B-3

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares           $27.52            $38.25            --     2020
                                                                      20.60             27.52            --     2019
                                                                      21.90             20.60            --     2018
                                                                      17.61             21.90            --     2017
                                                                      17.63             17.61            --     2016
                                                                      17.19             17.63            --     2015
                                                                      16.23             17.19            --     2014
                                                                      11.86             16.23            --     2013
                                                                      10.68             11.86            --     2012
                                                                      11.66             10.68            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                     $21.76            $21.07            --     2020
                                                                      17.79             21.76            --     2019
                                                                      20.74             17.79            --     2018
                                                                      18.01             20.74            --     2017
                                                                      15.73             18.01            --     2016
                                                                      17.13             15.73           936     2015
                                                                      16.03             17.13           947     2014
                                                                      12.07             16.03         1,040     2013
                                                                      10.37             12.07         1,223     2012
                                                                      10.82             10.37         2,041     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.95            $21.12           637     2020
                                                                      15.01             18.95           639     2019
                                                                      16.92             15.01           641     2018
                                                                      15.27             16.92           643     2017
                                                                      14.15             15.27           645     2016
                                                                      15.33             14.15           647     2015
                                                                      14.48             15.33           648     2014
                                                                      11.45             14.48           411     2013
                                                                      10.27             11.45           441     2012
                                                                      10.49             10.27           474     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.16            $17.35            --     2020
                                                                      13.76             16.16            --     2019
                                                                      15.57             13.76            --     2018
                                                                      14.35             15.57            --     2017
                                                                      12.77             14.35            --     2016
                                                                      13.39             12.77            --     2015
                                                                      12.57             13.39            --     2014
                                                                      10.28             12.57            --     2013
                                                                       9.35             10.28            --     2012
                                                                       9.67              9.35            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $19.76            $22.00            --     2020
                                                                      15.74             19.76            --     2019
                                                                      18.96             15.74            --     2018
                                                                      15.78             18.96            --     2017
                                                                      16.23             15.78            --     2016
                                                                      17.02             16.23            --     2015
                                                                      17.37             17.02            --     2014
                                                                      14.95             17.37            --     2013
                                                                      13.25             14.95            --     2012
                                                                      14.55             13.25            --     2011
--------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $14.50            $14.95            --     2020
                                                                               11.38             14.50         1,319     2019
                                                                               14.42             11.38         1,319     2018
                                                                               12.56             14.42         1,319     2017
                                                                               10.88             12.56         2,036     2016
                                                                               12.44             10.88         2,038     2015
                                                                               11.94             12.44         2,186     2014
                                                                                9.15             11.94         4,242     2013
                                                                                7.95              9.15         6,525     2012
                                                                                8.40              7.95         8,740     2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.84            $12.70            --     2020
                                                                               11.11             11.84            --     2019
                                                                               11.67             11.11            --     2018
                                                                               11.50             11.67            --     2017
                                                                               11.25             11.50            --     2016
                                                                               11.79             11.25            --     2015
                                                                               11.65             11.79            --     2014
                                                                               13.01             11.65            --     2013
                                                                               12.37             13.01            --     2012
                                                                               11.31             12.37            --     2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $25.26            $29.59            --     2020
                                                                               20.05             25.26            --     2019
                                                                               21.95             20.05            --     2018
                                                                               19.69             21.95            --     2017
                                                                               16.30             19.69            --     2016
                                                                               17.86             16.30            --     2015
                                                                               17.36             17.86            --     2014
                                                                               12.48             17.36            --     2013
                                                                               11.26             12.48            --     2012
                                                                               11.80             11.26            --     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $20.97            $21.17            --     2020
                                                                               17.34             20.97            --     2019
                                                                               19.28             17.34            --     2018
                                                                               18.23             19.28            --     2017
                                                                               15.81             18.23            --     2016
                                                                               17.21             15.81            --     2015
                                                                               16.04             17.21            --     2014
                                                                               11.90             16.04            --     2013
                                                                               10.68             11.90            --     2012
                                                                               11.22             10.68            --     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $18.64            $22.02            52     2020
                                                                               16.17             18.64            52     2019
                                                                               17.87             16.17            52     2018
                                                                               16.05             17.87            52     2017
                                                                               15.79             16.05            52     2016
                                                                               16.30             15.79           819     2015
                                                                               16.33             16.30           940     2014
                                                                               14.58             16.33           979     2013
                                                                               13.54             14.58         2,095     2012
                                                                               14.35             13.54         3,645     2011
-----------------------------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $29.97            $42.08            --     2020
                                                                          23.13             29.97            --     2019
                                                                          22.99             23.13            --     2018
                                                                          18.17             22.99            --     2017
                                                                          17.26             18.17            --     2016
                                                                          17.20             17.26            --     2015
                                                                          15.41             17.20            --     2014
                                                                          11.79             15.41            --     2013
                                                                          10.49             11.79            --     2012
                                                                          10.47             10.49            --     2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.70            $21.57            --     2020
                                                                          12.95             16.70            --     2019
                                                                          13.55             12.95            --     2018
                                                                          10.40             13.55            --     2017
                                                                          10.00             10.40         1,122     2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.01            $12.80         1,959     2020
                                                                           9.80             12.01         1,964     2019
                                                                          12.04              9.80         2,284     2018
                                                                           9.67             12.04         2,365     2017
                                                                          10.00              9.67         2,451     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $12.81            $12.79         3,822     2020
                                                                          12.22             12.81         3,832     2019
                                                                          12.49             12.22         3,841     2018
                                                                          12.34             12.49         3,850     2017
                                                                          11.57             12.34         3,860     2016
                                                                          11.93             11.57         3,869     2015
                                                                          12.12             11.93         3,998     2014
                                                                          11.92             12.12         1,914     2013
                                                                          11.35             11.92         2,308     2012
                                                                          11.30             11.35         2,759     2011
------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares            $20.09            $20.74            --     2020
                                                                          17.98             20.09            --     2019
                                                                          19.02             17.98            --     2018
                                                                          18.23             19.02            --     2017
                                                                          16.26             18.23            --     2016
                                                                          17.07             16.26            --     2015
                                                                          17.02             17.07            --     2014
                                                                          16.29             17.02            --     2013
                                                                          14.56             16.29            --     2012
                                                                          14.17             14.56            --     2011
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                    $31.83            $40.04         1,603     2020
                                                                          24.35             31.83         1,607     2019
                                                                          24.02             24.35         1,610     2018
                                                                          19.17             24.02         1,614     2017
                                                                          18.93             19.17         2,252     2016
                                                                          18.22             18.93         2,256     2015
                                                                          17.00             18.22         2,261     2014
                                                                          12.43             17.00         1,774     2013
                                                                          10.86             12.43         1,907     2012
                                                                          12.82             10.86         2,030     2011
------------------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $17.33            $19.44            --     2020
                                                                         15.00             17.33            --     2019
                                                                         16.24             15.00            --     2018
                                                                         14.58             16.24            --     2017
                                                                         14.48             14.58            --     2016
                                                                         14.80             14.48            --     2015
                                                                         14.33             14.80           180     2014
                                                                         12.69             14.33         1,661     2013
                                                                         11.55             12.69         1,903     2012
                                                                         12.14             11.55         2,222     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $19.69            $23.54            --     2020
                                                                         16.20             19.69            --     2019
                                                                         17.32             16.20            --     2018
                                                                         15.24             17.32            --     2017
                                                                         14.55             15.24            --     2016
                                                                         14.81             14.55         1,886     2015
                                                                         13.75             14.81         2,183     2014
                                                                         11.77             13.75         2,578     2013
                                                                         10.47             11.77         2,682     2012
                                                                         11.12             10.47         2,947     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $29.30            $37.35            --     2020
                                                                         22.80             29.30            --     2019
                                                                         24.94             22.80           236     2018
                                                                         20.95             24.94           293     2017
                                                                         19.87             20.95           354     2016
                                                                         20.21             19.87           424     2015
                                                                         18.49             20.21           492     2014
                                                                         14.42             18.49         4,406     2013
                                                                         12.68             14.42         5,269     2012
                                                                         13.33             12.68         7,045     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $27.02            $35.27            --     2020
                                                                         21.26             27.02            --     2019
                                                                         22.90             21.26            --     2018
                                                                         18.94             22.90            --     2017
                                                                         18.84             18.94            --     2016
                                                                         19.05             18.84            --     2015
                                                                         17.59             19.05            --     2014
                                                                         12.99             17.59            --     2013
                                                                         10.86             12.99            --     2012
                                                                         11.41             10.86            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $20.25            $21.11            91     2020
                                                                         16.28             20.25            91     2019
                                                                         18.18             16.28            92     2018
                                                                         16.48             18.18            92     2017
                                                                         14.30             16.48            92     2016
                                                                         15.26             14.30            93     2015
                                                                         14.37             15.26           208     2014
                                                                         11.48             14.37           468     2013
                                                                         10.02             11.48         1,655     2012
                                                                         10.17             10.02           887     2011
-----------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $22.91            $24.13            --     2020
                                                                  18.04             22.91            --     2019
                                                                  20.30             18.04            --     2018
                                                                  17.78             20.30            --     2017
                                                                  15.68             17.78            --     2016
                                                                  16.43             15.68            --     2015
                                                                  15.23             16.43            --     2014
                                                                  11.67             15.23            --     2013
                                                                  10.09             11.67            --     2012
                                                                  10.16             10.09            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $31.56            $51.98            --     2020
                                                                  22.95             31.56            --     2019
                                                                  20.89             22.95            --     2018
                                                                  15.90             20.89            --     2017
                                                                  16.23             15.90            --     2016
                                                                  15.74             16.23            --     2015
                                                                  14.36             15.74            --     2014
                                                                  10.66             14.36            --     2013
                                                                  10.00             10.66            --     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $27.62            $38.82           190     2020
                                                                  21.06             27.62           191     2019
                                                                  21.61             21.06           191     2018
                                                                  16.37             21.61           191     2017
                                                                  16.63             16.37           192     2016
                                                                  15.89             16.63         1,800     2015
                                                                  14.62             15.89         2,157     2014
                                                                  10.98             14.62         2,683     2013
                                                                   9.80             10.98         2,967     2012
                                                                  10.02              9.80         3,417     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.79            $13.67            --     2020
                                                                  11.94             12.79            --     2019
                                                                  12.30             11.94            --     2018
                                                                  12.08             12.30            --     2017
                                                                  11.81             12.08            --     2016
                                                                  12.16             11.81            --     2015
                                                                  11.76             12.16            --     2014
                                                                  12.27             11.76            --     2013
                                                                  11.87             12.27            --     2012
                                                                  11.33             11.87            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $28.65            $33.06           193     2020
                                                                  23.76             28.65           194     2019
                                                                  28.48             23.76           525     2018
                                                                  24.13             28.48           605     2017
                                                                  22.02             24.13           692     2016
                                                                  22.86             22.02         1,581     2015
                                                                  22.03             22.86         1,850     2014
                                                                  16.56             22.03         2,110     2013
                                                                  14.76             16.56         2,442     2012
                                                                  16.92             14.76         3,268     2011
----------------------------------------------------------------------------------------------------------------

                                      B-8

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $22.10            $23.37            --     2020
                                                             16.83             22.10            --     2019
                                                             20.84             16.83            --     2018
                                                             17.88             20.84            --     2017
                                                             16.71             17.88            --     2016
                                                             17.63             16.71            --     2015
                                                             16.91             17.63            --     2014
                                                             13.27             16.91         1,107     2013
                                                             10.66             13.27         1,280     2012
                                                             11.97             10.66           740     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.14            $14.38            --     2020
                                                             11.20             13.14            --     2019
                                                             12.66             11.20            --     2018
                                                             11.55             12.66            --     2017
                                                             10.42             11.55            --     2016
                                                             11.35             10.42            --     2015
                                                             11.28             11.35            --     2014
                                                              9.31             11.28            --     2013
                                                              8.24              9.31            --     2012
                                                              8.55              8.24            --     2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $18.01            $17.76            --     2020
                                                             15.85             18.01            --     2019
                                                             16.92             15.85            --     2018
                                                             15.76             16.92            --     2017
                                                             14.12             15.76            --     2016
                                                             15.51             14.12            --     2015
                                                             15.15             15.51            --     2014
                                                             13.58             15.15           467     2013
                                                             12.31             13.58           524     2012
                                                             12.28             12.31            --     2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $15.57            $14.48            --     2020
                                                             12.98             15.57            --     2019
                                                             14.58             12.98            --     2018
                                                             13.74             14.58            --     2017
                                                             12.09             13.74            --     2016
                                                             13.00             12.09            --     2015
                                                             12.39             13.00            --     2014
                                                              9.87             12.39            --     2013
                                                              8.82              9.87            --     2012
                                                              9.11              8.82            --     2011
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $11.84            $12.26            --     2020
                                                             10.50             11.84            --     2019
                                                             12.60             10.50            --     2018
                                                             10.86             12.60            --     2017
                                                             10.12             10.86            --     2016
                                                             11.05             10.12            --     2015
                                                             11.62             11.05            --     2014
                                                              9.07             11.62            --     2013
                                                              7.65              9.07            --     2012
                                                              8.40              7.65            --     2011
-----------------------------------------------------------------------------------------------------------

                                      B-9

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.88            $ 8.72           164     2020
                                                                         8.91              8.88         1,259     2019
                                                                         8.97              8.91         1,259     2018
                                                                         9.11              8.97         1,260     2017
                                                                         9.30              9.11         6,964     2016
                                                                         9.50              9.30         1,407     2015
                                                                         9.71              9.50         1,580     2014
                                                                         9.91              9.71         1,729     2013
                                                                        10.00              9.91         4,836     2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $23.87            $25.33            --     2020
                                                                        18.54             23.87            --     2019
                                                                        21.15             18.54            --     2018
                                                                        19.45             21.15            --     2017
                                                                        17.50             19.45            --     2016
                                                                        19.69             17.50            --     2015
                                                                        17.71             19.69            --     2014
                                                                        13.61             17.71            --     2013
                                                                        11.74             13.61            --     2012
                                                                        12.81             11.74           503     2011
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $25.64            $28.62           711     2020
                                                                        21.42             25.64           713     2019
                                                                        21.79             21.42           714     2018
                                                                        18.84             21.79           715     2017
                                                                        18.44             18.84           717     2016
                                                                        18.76             18.44           718     2015
                                                                        17.71             18.76           720     2014
                                                                        15.10             17.71           812     2013
                                                                        13.60             15.10           961     2012
                                                                        13.71             13.60         1,129     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $40.05            $54.51            --     2020
                                                                        29.89             40.05            --     2019
                                                                        30.02             29.89            --     2018
                                                                        23.59             30.02            --     2017
                                                                        23.63             23.59            --     2016
                                                                        21.57             23.63            --     2015
                                                                        20.31             21.57            --     2014
                                                                        15.85             20.31           400     2013
                                                                        13.07             15.85           437     2012
                                                                        14.35             13.07            --     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $19.42            $22.06            44     2020
                                                                        15.65             19.42            44     2019
                                                                        18.84             15.65            45     2018
                                                                        14.71             18.84            45     2017
                                                                        16.11             14.71            45     2016
                                                                        18.04             16.11            46     2015
                                                                        20.97             18.04            46     2014
                                                                        18.74             20.97            61     2013
                                                                        16.92             18.74            83     2012
                                                                        25.54             16.92           116     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-10

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $24.70            $28.47            46     2020
                                                                        20.23             24.70            47     2019
                                                                        22.60             20.23            47     2018
                                                                        19.90             22.60            47     2017
                                                                        20.14             19.90            47     2016
                                                                        20.98             20.14            48     2015
                                                                        17.85             20.98            48     2014
                                                                        12.37             17.85            64     2013
                                                                        10.67             12.37            86     2012
                                                                        10.66             10.67           125     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.71            $20.75            --     2020
                                                                        15.32             19.71            --     2019
                                                                        16.48             15.32            --     2018
                                                                        14.14             16.48            --     2017
                                                                        12.58             14.14            --     2016
                                                                        13.45             12.58            --     2015
                                                                        12.11             13.45            --     2014
                                                                         9.84             12.11            --     2013
                                                                         8.81              9.84            --     2012
                                                                         8.35              8.81            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.20            $13.60            --     2020
                                                                        10.46             13.20            --     2019
                                                                        11.73             10.46            --     2018
                                                                        10.43             11.73            --     2017
                                                                         9.43             10.43            --     2016
                                                                         9.92              9.43            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $26.67            $29.66            --     2020
                                                                        20.76             26.67            --     2019
                                                                        22.49             20.76            --     2018
                                                                        18.67             22.49            --     2017
                                                                        17.60             18.67            --     2016
                                                                        17.99             17.60            --     2015
                                                                        16.60             17.99            --     2014
                                                                        12.87             16.60            --     2013
                                                                        11.06             12.87            --     2012
                                                                        11.58             11.06            --     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $30.20            $43.05            --     2020
                                                                        21.84             30.20            --     2019
                                                                        22.70             21.84            --     2018
                                                                        18.35             22.70            --     2017
                                                                        17.23             18.35            --     2016
                                                                        17.98             17.23            --     2015
                                                                        19.86             17.98            --     2014
                                                                        14.36             19.86             5     2013
                                                                        12.14             14.36             8     2012
                                                                        13.85             12.14         2,275     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-11

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $17.64            $18.91            --     2020
                                                                                  15.00             17.64            --     2019
                                                                                  16.28             15.00            --     2018
                                                                                  14.84             16.28            --     2017
                                                                                  13.93             14.84            --     2016
                                                                                  14.31             13.93            --     2015
                                                                                  13.51             14.31            --     2014
                                                                                  11.62             13.51            --     2013
                                                                                  10.70             11.62            --     2012
                                                                                  10.76             10.70            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $35.61            $36.82            --     2020
                                                                                  29.15             35.61            --     2019
                                                                                  29.54             29.15            --     2018
                                                                                  26.35             29.54            --     2017
                                                                                  24.19             26.35            --     2016
                                                                                  28.99             24.19            --     2015
                                                                                  26.33             28.99            --     2014
                                                                                  22.37             26.33            --     2013
                                                                                  20.19             22.37            --     2012
                                                                                  19.36             20.19            --     2011
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $16.92            $20.25            --     2020
                                                                                  12.38             16.92            --     2019
                                                                                  12.58             12.38            --     2018
                                                                                  10.03             12.58            --     2017
                                                                                   9.68             10.03            --     2016
                                                                                  10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                    $14.53            $15.35            --     2020
                                                                                  13.28             14.53            --     2019
                                                                                  14.35             13.28            --     2018
                                                                                  12.93             14.35            --     2017
                                                                                  11.70             12.93            --     2016
                                                                                  13.16             11.70            --     2015
                                                                                  13.38             13.16            --     2014
                                                                                  13.65             13.38           800     2013
                                                                                  12.14             13.65           584     2012
                                                                                  12.17             12.14            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                            $19.02            $19.69            54     2020
                                                                                  16.94             19.02            54     2019
                                                                                  17.77             16.94            54     2018
                                                                                  17.03             17.77            54     2017
                                                                                  15.47             17.03            55     2016
                                                                                  16.06             15.47            55     2015
                                                                                  15.88             16.06            85     2014
                                                                                  15.34             15.88           152     2013
                                                                                  13.71             15.34           243     2012
                                                                                  13.55             13.71         2,317     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-12

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.81            $21.61            --     2020
                                                                              16.95             18.81            --     2019
                                                                              17.74             16.95            --     2018
                                                                              16.63             17.74            --     2017
                                                                              16.87             16.63            --     2016
                                                                              17.48             16.87            --     2015
                                                                              14.39             17.48            --     2014
                                                                              16.89             14.39            26     2013
                                                                              16.52             16.89            27     2012
                                                                              13.20             16.52         6,921     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.37            $11.46            --     2020
                                                                              11.16             11.37            --     2019
                                                                              11.36             11.16            --     2018
                                                                              11.45             11.36            --     2017
                                                                              11.54             11.45            --     2016
                                                                              11.75             11.54            --     2015
                                                                              11.90             11.75            --     2014
                                                                              12.17             11.90            --     2013
                                                                              11.74             12.17           641     2012
                                                                              11.86             11.74            --     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.94            $15.90           333     2020
                                                                              14.09             14.94           334     2019
                                                                              14.47             14.09           334     2018
                                                                              14.09             14.47           335     2017
                                                                              14.01             14.09           336     2016
                                                                              14.25             14.01           336     2015
                                                                              13.96             14.25           337     2014
                                                                              14.54             13.96         1,256     2013
                                                                              13.55             14.54         1,131     2012
                                                                              13.36             13.55         8,608     2011
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $38.36            $54.44            --     2020
                                                                              28.63             38.36            --     2019
                                                                              29.79             28.63            --     2018
                                                                              23.20             29.79            --     2017
                                                                              22.36             23.20            --     2016
                                                                              21.10             22.36            --     2015
                                                                              18.35             21.10            --     2014
                                                                              13.92             18.35            --     2013
                                                                              12.18             13.92            --     2012
                                                                              12.18             12.18            --     2011
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $11.93            $12.50            --     2020
                                                                              11.22             11.93            --     2019
                                                                              11.63             11.22            --     2018
                                                                              11.50             11.63            --     2017
                                                                              11.41             11.50            --     2016
                                                                              11.70             11.41            --     2015
                                                                              11.37             11.70            --     2014
                                                                              11.77             11.37            --     2013
                                                                              11.38             11.77             1     2012
                                                                              10.84             11.38             8     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-13

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $28.92            $37.84          2,523    2020
                                                                21.51             28.92          2,529    2019
                                                                22.58             21.51          2,535    2018
                                                                17.97             22.58          2,541    2017
                                                                17.91             17.97          3,196    2016
                                                                17.71             17.91          3,203    2015
                                                                15.86             17.71          3,211    2014
                                                                12.01             15.86          1,630    2013
                                                                10.15             12.01          1,974    2012
                                                                10.32             10.15         23,241    2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $31.54            $29.27             --    2020
                                                                25.54             31.54             --    2019
                                                                27.67             25.54            256    2018
                                                                26.71             27.67            318    2017
                                                                25.26             26.71            385    2016
                                                                24.67             25.26            959    2015
                                                                19.11             24.67          1,111    2014
                                                                19.02             19.11          1,294    2013
                                                                16.64             19.02          1,422    2012
                                                                15.47             16.64          1,603    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $26.34            $30.40          1,402    2020
                                                                20.53             26.34          2,771    2019
                                                                22.01             20.53          2,774    2018
                                                                18.50             22.01          2,777    2017
                                                                16.93             18.50          2,780    2016
                                                                17.11             16.93          2,783    2015
                                                                15.43             17.11          2,785    2014
                                                                11.94             15.43          1,423    2013
                                                                10.54             11.94          1,656    2012
                                                                10.59             10.54          1,921    2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $26.48            $29.69             --    2020
                                                                21.45             26.48             --    2019
                                                                24.26             21.45             --    2018
                                                                21.99             24.26             --    2017
                                                                18.15             21.99             --    2016
                                                                19.33             18.15            611    2015
                                                                19.03             19.33            745    2014
                                                                14.20             19.03          2,579    2013
                                                                12.66             14.20          3,408    2012
                                                                12.54             12.66          7,239    2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $16.20            $16.88         58,826    2020
                                                                14.29             16.20         63,129    2019
                                                                15.59             14.29         76,532    2018
                                                                13.77             15.59         81,554    2017
                                                                13.23             13.77         84,779    2016
                                                                13.67             13.23         89,026    2015
                                                                13.26             13.67        103,900    2014
                                                                11.78             13.26        231,552    2013
                                                                10.69             11.78        276,815    2012
                                                                11.24             10.69        286,354    2011
--------------------------------------------------------------------------------------------------------------

                                     B-14

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.22            $14.78           --      2020
                                                             12.57             14.22           --      2019
                                                             13.75             12.57           --      2018
                                                             12.18             13.75           --      2017
                                                             11.73             12.18           --      2016
                                                             12.15             11.73           --      2015
                                                             11.81             12.15           --      2014
                                                             10.52             11.81           --      2013
                                                              9.57             10.52           --      2012
                                                             10.09              9.57           --      2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $24.83            $29.81           --      2020
                                                             19.25             24.83           --      2019
                                                             20.35             19.25           --      2018
                                                             17.34             20.35           --      2017
                                                             16.20             17.34           --      2016
                                                             16.94             16.20           --      2015
                                                             15.34             16.94           --      2014
                                                             11.70             15.34           --      2013
                                                             10.32             11.70           --      2012
                                                             10.86             10.32           --      2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $30.23            $38.60           --      2020
                                                             24.05             30.23           --      2019
                                                             26.06             24.05           --      2018
                                                             20.51             26.06           --      2017
                                                             20.70             20.51           --      2016
                                                             19.97             20.70           --      2015
                                                             19.12             19.97           --      2014
                                                             15.10             19.12           --      2013
                                                             13.94             15.10           --      2012
                                                             14.91             13.94           --      2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $32.71            $49.81           --      2020
                                                             25.15             32.71           --      2019
                                                             26.00             25.15           --      2018
                                                             19.51             26.00           --      2017
                                                             20.19             19.51           --      2016
                                                             18.57             20.19           --      2015
                                                             17.31             18.57           --      2014
                                                             12.90             17.31           --      2013
                                                             11.38             12.90           --      2012
                                                             11.64             11.38           --      2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $11.39            $12.47           --      2020
                                                             10.55             11.39           --      2019
                                                             13.22             10.55           --      2018
                                                             13.57             13.22           --      2017
                                                             11.10             13.57           --      2016
                                                             15.94             11.10          238      2015
                                                             20.30             15.94          275      2014
                                                             18.90             20.30          287      2013
                                                             19.88             18.90          299      2012
                                                             25.18             19.88          328      2011
-----------------------------------------------------------------------------------------------------------

                                     B-15

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $32.33            $45.31          --       2020
                                                       24.09             32.33          --       2019
                                                       24.55             24.09          --       2018
                                                       18.63             24.55          --       2017
                                                       18.93             18.63          --       2016
                                                       19.08             18.93          --       2015
                                                       18.76             19.08          --       2014
                                                       13.70             18.76          --       2013
                                                       11.62             13.70          --       2012
                                                       12.57             11.62          --       2011
-----------------------------------------------------------------------------------------------------

                                     B-16

   Guaranteed Income Advantage (from May 1, 2003 to April 28, 2005) -- with
                  Mortality and Expense Risk Charge of 1.70%

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $14.13            $15.17          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                  $13.81            $18.88          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       $18.13            $18.26          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $ 6.12            $ 6.15          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $25.97            $34.50          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.66            $40.26          --       2020
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.39            $24.63          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.80            $12.17          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $20.38            $28.10          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.48            $21.88          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $19.60            $21.90          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                               $20.98            $24.67          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                         $23.41            $32.76          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                        $10.00            $11.47          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                  $17.96            $17.46          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                $16.93            $18.95          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                         $16.99            $18.32          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                      $11.66            $13.04          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $12.53            $12.97          --       2020
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $11.95            $12.87          --       2020
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares             $20.06            $23.59          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                             $16.47            $16.70          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                       $13.50            $16.02          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                  $23.67            $33.38          --       2020
---------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
---------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                               $16.95            $21.98          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                    $12.19            $13.04          --       2020
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                 $12.84            $12.87          --       2020
---------------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                     $17.98            $18.64          --       2020
---------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                             $21.28            $26.88          --       2020
---------------------------------------------------------------------------------------------------------------------------------

                                     B-17

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $10.00            $10.97          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $18.38            $22.07          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.27            $24.67          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $20.53            $26.90          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.15            $16.90          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $18.26            $19.32          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $32.60            $53.91          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $22.05            $31.12          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $13.46            $14.44          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.71            $20.52          --       2020
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $16.91            $17.95          --       2020
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                        $13.57            $14.91          --       2020
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.32            $15.16          --       2020
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.38            $13.42          --       2020
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.87            $11.30          --       2020
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.16            $ 9.02          --       2020
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares              $10.00            $11.92          --       2020
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                  $20.68            $23.18          --       2020
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                     $23.65            $32.33          --       2020
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $10.00            $12.18          --       2020
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II          $22.04            $25.50          --       2020
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II          $10.00            $11.45          --       2020
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I             $13.48            $13.94          --       2020
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 $20.70            $23.12          --       2020
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   $10.00            $12.22          --       2020
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                    $15.94            $17.16          --       2020
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $16.72            $17.35          --       2020
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                 $17.26            $20.73          --       2020
-----------------------------------------------------------------------------------------------------------------------

                                     B-18

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.56            $14.38          --       2020
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.03            $17.71          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.98            $20.74          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.30            $11.43          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.41            $15.39          --       2020
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $31.64            $45.09          --       2020
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $12.08            $12.70          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $26.53            $34.84          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                       $20.27            $18.88          --       2020
----------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                             $21.55            $24.98          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                             $20.85            $23.47          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.98          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                                 $12.69            $13.24          --       2020
----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                  $20.43            $24.63          --       2020
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $19.73            $25.30          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $26.85            $41.07          --       2020
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 4.75            $ 5.23          --       2020
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                $33.60            $47.29          --       2020
----------------------------------------------------------------------------------------------------------------------------

                                     B-19

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.81            $14.76            --     2020
                                                            11.95             13.81            --     2019
                                                            13.06             11.95            --     2018
                                                            11.55             13.06            --     2017
                                                            11.30             11.55            --     2016
                                                            11.41             11.30            --     2015
                                                            10.89             11.41            --     2014
                                                             9.58             10.89            --     2013
                                                             8.64              9.58            --     2012
                                                             9.11              8.64            --     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $19.13            $26.02            --     2020
                                                            15.07             19.13            --     2019
                                                            17.12             15.07            --     2018
                                                            12.84             17.12            --     2017
                                                            13.25             12.84            --     2016
                                                            13.20             13.25            --     2015
                                                            12.87             13.20            --     2014
                                                            10.71             12.87            --     2013
                                                             9.67             10.71            --     2012
                                                            12.91              9.67            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $21.81            $21.86            --     2020
                                                            18.04             21.81            --     2019
                                                            19.60             18.04            --     2018
                                                            16.89             19.60            --     2017
                                                            15.55             16.89            --     2016
                                                            15.68             15.55            --     2015
                                                            14.67             15.68            --     2014
                                                            11.14             14.67            --     2013
                                                             9.72             11.14            --     2012
                                                             9.37              9.72            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.77            $ 9.76         1,085     2020
                                                             8.55              9.77         1,891     2019
                                                            11.35              8.55         1,919     2018
                                                             9.28             11.35         1,858     2017
                                                             9.56              9.28         2,049     2016
                                                             9.55              9.56         2,350     2015
                                                            10.44              9.55         2,744     2014
                                                             8.70             10.44         2,819     2013
                                                             7.79              8.70         3,219     2012
                                                             9.88              7.79        12,175     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $33.14            $43.80            --     2020
                                                            25.22             33.14            --     2019
                                                            25.20             25.22            --     2018
                                                            19.57             25.20            --     2017
                                                            19.55             19.57            --     2016
                                                            18.03             19.55            --     2015
                                                            16.20             18.03            --     2014
                                                            12.09             16.20            --     2013
                                                            10.59             12.09            --     2012
                                                            11.25             10.59            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-20

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.90            $40.42            --     2020
                                                                                   20.22             26.90            --     2019
                                                                                   20.91             20.22            --     2018
                                                                                   15.98             20.91            --     2017
                                                                                   15.38             15.98            --     2016
                                                                                   15.97             15.38            --     2015
                                                                                   16.68             15.97            --     2014
                                                                                   11.73             16.68            --     2013
                                                                                   10.46             11.73            --     2012
                                                                                   10.26             10.46            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $22.67            $30.20            --     2020
                                                                                   17.06             22.67            --     2019
                                                                                   18.55             17.06            --     2018
                                                                                   14.99             18.55            --     2017
                                                                                   15.71             14.99            --     2016
                                                                                   15.56             15.71            --     2015
                                                                                   13.82             15.56            --     2014
                                                                                   10.91             13.82            --     2013
                                                                                    9.81             10.91            --     2012
                                                                                   10.17              9.81            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.82            $13.24            --     2020
                                                                                   10.31             11.82            --     2019
                                                                                   11.16             10.31            --     2018
                                                                                   10.47             11.16            --     2017
                                                                                   10.20             10.47            --     2016
                                                                                   10.37             10.20            --     2015
                                                                                    9.82             10.37            --     2014
                                                                                    8.90              9.82           829     2013
                                                                                    8.11              8.90         1,168     2012
                                                                                    8.26              8.11         1,543     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $24.17            $33.16            --     2020
   Series II Shares                                                                17.78             24.17            --     2019
                                                                                   19.41             17.78            --     2018
                                                                                   15.45             19.41            --     2017
                                                                                   15.47             15.45            --     2016
                                                                                   14.88             15.47            --     2015
                                                                                   14.41             14.88            --     2014
                                                                                   10.87             14.41            --     2013
                                                                                    9.57             10.87            --     2012
                                                                                    9.70              9.57            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $24.09            $30.00            --     2020
                                                                                   18.74             24.09            --     2019
                                                                                   22.13             18.74            --     2018
                                                                                   16.60             22.13            --     2017
                                                                                   16.99             16.60            --     2016
                                                                                   16.76             16.99            30     2015
                                                                                   16.79             16.76           108     2014
                                                                                   13.52             16.79           108     2013
                                                                                   11.43             13.52           830     2012
                                                                                   12.78             11.43           831     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-21

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $23.64            $26.29            --     2020
                                                                            18.35             23.64            --     2019
                                                                            20.42             18.35            --     2018
                                                                            17.90             20.42         1,704     2017
                                                                            16.44             17.90         1,787     2016
                                                                            16.31             16.44         1,880     2015
                                                                            15.10             16.31         1,066     2014
                                                                            11.75             15.10         1,322     2013
                                                                            10.30             11.75         2,217     2012
                                                                            10.57             10.30         2,331     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $26.11            $30.55            27     2020
   Series II Shares                                                         21.16             26.11            30     2019
                                                                            24.19             21.16            32     2018
                                                                            21.71             24.19            37     2017
                                                                            18.87             21.71            63     2016
                                                                            20.54             18.87           217     2015
                                                                            18.81             20.54           349     2014
                                                                            13.68             18.81           405     2013
                                                                            11.89             13.68           504     2012
                                                                            12.45             11.89           503     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.51            $31.34            --     2020
                                                                            16.83             22.51            --     2019
                                                                            17.86             16.83            --     2018
                                                                            14.34             17.86            --     2017
                                                                            14.34             14.34            --     2016
                                                                            13.96             14.34            --     2015
                                                                            13.16             13.96            --     2014
                                                                             9.60             13.16            --     2013
                                                                            10.00              9.60            --     2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $28.65            $39.78            --     2020
                                                                            21.47             28.65            --     2019
                                                                            22.85             21.47         1,697     2018
                                                                            18.39             22.85         3,301     2017
                                                                            18.43             18.39         3,378     2016
                                                                            17.99             18.43         2,807     2015
                                                                            17.00             17.99         2,138     2014
                                                                            12.44             17.00         2,446     2013
                                                                            11.22             12.44         2,613     2012
                                                                            12.25             11.22         2,802     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $20.23            $19.57           983     2020
                                                                            16.55             20.23           981     2019
                                                                            19.32             16.55           987     2018
                                                                            16.80             19.32           998     2017
                                                                            14.68             16.80         1,008     2016
                                                                            16.00             14.68         1,019     2015
                                                                            15.00             16.00         1,106     2014
                                                                            11.31             15.00         1,133     2013
                                                                             9.72             11.31         1,156     2012
                                                                            10.15              9.72         1,191     2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-22

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.69            $20.81            --     2020
                                                                      14.81             18.69           581     2019
                                                                      16.72             14.81           674     2018
                                                                      15.11             16.72           722     2017
                                                                      14.01             15.11           746     2016
                                                                      15.20             14.01           843     2015
                                                                      14.37             15.20           862     2014
                                                                      11.37             14.37           967     2013
                                                                      10.21             11.37         1,093     2012
                                                                      10.44             10.21         1,179     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.95            $17.11            --     2020
                                                                      13.59             15.95            --     2019
                                                                      15.40             13.59            --     2018
                                                                      14.21             15.40            --     2017
                                                                      12.65             14.21            --     2016
                                                                      13.28             12.65            --     2015
                                                                      12.49             13.28            --     2014
                                                                      10.22             12.49            --     2013
                                                                       9.30             10.22            --     2012
                                                                       9.63              9.30            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $18.90            $21.02            74     2020
                                                                      15.07             18.90            82     2019
                                                                      18.17             15.07            98     2018
                                                                      15.14             18.17            98     2017
                                                                      15.59             15.14           105     2016
                                                                      16.36             15.59           111     2015
                                                                      16.72             16.36           116     2014
                                                                      14.40             16.72           121     2013
                                                                      12.77             14.40           125     2012
                                                                      14.04             12.77           134     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $14.38            $14.82            --     2020
                                                                      11.30             14.38            --     2019
                                                                      14.33             11.30            --     2018
                                                                      12.50             14.33            --     2017
                                                                      10.84             12.50            --     2016
                                                                      12.40             10.84            --     2015
                                                                      11.92             12.40            --     2014
                                                                       9.15             11.92            --     2013
                                                                       7.95              9.15            --     2012
                                                                       8.41              7.95            --     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.66            $12.50            --     2020
                                                                      10.95             11.66            --     2019
                                                                      11.52             10.95            --     2018
                                                                      11.37             11.52            --     2017
                                                                      11.13             11.37            --     2016
                                                                      11.67             11.13            --     2015
                                                                      11.55             11.67            --     2014
                                                                      12.91             11.55            --     2013
                                                                      12.29             12.91            --     2012
                                                                      11.24             12.29            --     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-23

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $24.58            $28.77            --     2020
                                                                               19.54             24.58            --     2019
                                                                               21.40             19.54            --     2018
                                                                               19.22             21.40            --     2017
                                                                               15.93             19.22            --     2016
                                                                               17.47             15.93            29     2015
                                                                               17.00             17.47            29     2014
                                                                               12.23             17.00            29     2013
                                                                               11.04             12.23            29     2012
                                                                               11.59             11.04            29     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $20.36            $20.53            --     2020
                                                                               16.85             20.36            --     2019
                                                                               18.75             16.85           885     2018
                                                                               17.75             18.75           885     2017
                                                                               15.42             17.75           885     2016
                                                                               16.80             15.42           521     2015
                                                                               15.67             16.80           550     2014
                                                                               11.64             15.67           579     2013
                                                                               10.46             11.64           613     2012
                                                                               11.00             10.46         8,866     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $18.36            $21.67            --     2020
                                                                               15.94             18.36           740     2019
                                                                               17.64             15.94         1,628     2018
                                                                               15.86             17.64         1,725     2017
                                                                               15.62             15.86         1,762     2016
                                                                               16.13             15.62         1,454     2015
                                                                               16.19             16.13        13,789     2014
                                                                               14.46             16.19        14,551     2013
                                                                               13.45             14.46        15,062     2012
                                                                               14.27             13.45        16,916     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $29.21            $40.98            --     2020
                                                                               22.57             29.21            --     2019
                                                                               22.46             22.57            --     2018
                                                                               17.77             22.46            --     2017
                                                                               16.89             17.77            --     2016
                                                                               16.85             16.89            --     2015
                                                                               15.12             16.85            --     2014
                                                                               11.57             15.12            --     2013
                                                                               10.31             11.57            --     2012
                                                                               10.30             10.31            --     2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.64            $21.47         1,224     2020
                                                                               12.91             16.64         3,298     2019
                                                                               13.53             12.91         3,444     2018
                                                                               10.40             13.53         9,221     2017
                                                                               10.00             10.40         9,653     2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.97            $12.73           126     2020
                                                                                9.78             11.97           585     2019
                                                                               12.02              9.78           645     2018
                                                                                9.66             12.02         5,348     2017
                                                                               10.00              9.66         5,677     2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-24

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.51            $12.48            --     2020
                                                                       11.94             12.51            --     2019
                                                                       12.22             11.94            --     2018
                                                                       12.08             12.22            --     2017
                                                                       11.34             12.08            --     2016
                                                                       11.71             11.34            --     2015
                                                                       11.90             11.71            84     2014
                                                                       11.72             11.90            94     2013
                                                                       11.17             11.72           120     2012
                                                                       11.13             11.17           117     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $19.17            $19.77            --     2020
                                                                       17.18             19.17            --     2019
                                                                       18.19             17.18            --     2018
                                                                       17.45             18.19            --     2017
                                                                       15.58             17.45            --     2016
                                                                       16.38             15.58            --     2015
                                                                       16.35             16.38            --     2014
                                                                       15.66             16.35            --     2013
                                                                       14.01             15.66            --     2012
                                                                       13.65             14.01         5,490     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $31.94            $40.13            --     2020
                                                                       24.46             31.94            --     2019
                                                                       24.15             24.46            --     2018
                                                                       19.29             24.15            --     2017
                                                                       19.07             19.29            --     2016
                                                                       18.37             19.07            --     2015
                                                                       17.17             18.37            --     2014
                                                                       12.57             17.17            --     2013
                                                                       10.98             12.57            --     2012
                                                                       12.98             10.98            --     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $17.20            $19.26            --     2020
                                                                       14.90             17.20            --     2019
                                                                       16.14             14.90            --     2018
                                                                       14.51             16.14            --     2017
                                                                       14.43             14.51            --     2016
                                                                       14.76             14.43            --     2015
                                                                       14.30             14.76            --     2014
                                                                       12.68             14.30            --     2013
                                                                       11.55             12.68            --     2012
                                                                       12.15             11.55            --     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.42            $23.19           167     2020
                                                                       16.00             19.42           167     2019
                                                                       17.12             16.00           167     2018
                                                                       15.07             17.12           167     2017
                                                                       14.40             15.07            --     2016
                                                                       14.68             14.40            --     2015
                                                                       13.64             14.68            --     2014
                                                                       11.69             13.64            --     2013
                                                                       10.41             11.69            --     2012
                                                                       11.07             10.41            --     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-25

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $27.39            $34.88           724     2020
                                                                         21.33             27.39           738     2019
                                                                         23.37             21.33         2,327     2018
                                                                         19.65             23.37         2,337     2017
                                                                         18.65             19.65         2,343     2016
                                                                         18.99             18.65         1,832     2015
                                                                         17.39             18.99         2,095     2014
                                                                         13.58             17.39         2,214     2013
                                                                         11.95             13.58         3,187     2012
                                                                         12.57             11.95        13,103     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $30.56            $39.86            --     2020
                                                                         24.07             30.56            --     2019
                                                                         25.96             24.07            --     2018
                                                                         21.49             25.96            --     2017
                                                                         21.40             21.49            --     2016
                                                                         21.66             21.40            --     2015
                                                                         20.02             21.66            --     2014
                                                                         14.80             20.02            --     2013
                                                                         12.38             14.80            --     2012
                                                                         13.02             12.38            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $19.91            $20.72         2,463     2020
                                                                         16.01             19.91         2,468     2019
                                                                         17.90             16.01         2,479     2018
                                                                         16.25             17.90         2,490     2017
                                                                         14.11             16.25         2,497     2016
                                                                         15.07             14.11         2,591     2015
                                                                         14.21             15.07         2,840     2014
                                                                         11.36             14.21         2,976     2013
                                                                          9.93             11.36         3,263     2012
                                                                         10.08              9.93         3,570     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $23.55            $24.78            --     2020
                                                                         18.57             23.55            --     2019
                                                                         20.91             18.57            --     2018
                                                                         18.34             20.91            --     2017
                                                                         16.19             18.34            --     2016
                                                                         16.98             16.19            --     2015
                                                                         15.75             16.98            --     2014
                                                                         12.09             15.75            --     2013
                                                                         10.45             12.09            15     2012
                                                                         10.55             10.45            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.31            $51.51            --     2020
                                                                         22.78             31.31            --     2019
                                                                         20.76             22.78            --     2018
                                                                         15.82             20.76            --     2017
                                                                         16.17             15.82            --     2016
                                                                         15.69             16.17            --     2015
                                                                         14.33             15.69            --     2014
                                                                         10.65             14.33            --     2013
                                                                         10.00             10.65            --     2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-26

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $30.66            $43.04            --     2020
                                                                  23.40             30.66            --     2019
                                                                  24.03             23.40            --     2018
                                                                  18.23             24.03            --     2017
                                                                  18.53             18.23            --     2016
                                                                  17.73             18.53            --     2015
                                                                  16.33             17.73            --     2014
                                                                  12.27             16.33            --     2013
                                                                  10.97             12.27            15     2012
                                                                  11.22             10.97            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.63            $13.48            --     2020
                                                                  11.80             12.63            --     2019
                                                                  12.16             11.80            --     2018
                                                                  11.96             12.16            --     2017
                                                                  11.70             11.96            --     2016
                                                                  12.07             11.70            --     2015
                                                                  11.68             12.07            --     2014
                                                                  12.20             11.68            --     2013
                                                                  11.81             12.20            --     2012
                                                                  11.28             11.81         2,518     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $25.47            $29.36           692     2020
                                                                  21.14             25.47           694     2019
                                                                  25.37             21.14           695     2018
                                                                  21.52             25.37           697     2017
                                                                  19.66             21.52           699     2016
                                                                  20.43             19.66           702     2015
                                                                  19.71             20.43           813     2014
                                                                  14.83             19.71           824     2013
                                                                  13.24             14.83           850     2012
                                                                  15.18             13.24           849     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $22.52            $23.79            --     2020
                                                                  17.17             22.52            --     2019
                                                                  21.28             17.17            --     2018
                                                                  18.27             21.28            --     2017
                                                                  17.10             18.27            23     2016
                                                                  18.06             17.10           140     2015
                                                                  17.34             18.06           237     2014
                                                                  13.62             17.34           238     2013
                                                                  10.96             13.62           185     2012
                                                                  12.32             10.96            --     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.98            $14.18            --     2020
                                                                  11.07             12.98            --     2019
                                                                  12.53             11.07            --     2018
                                                                  11.44             12.53            --     2017
                                                                  10.34             11.44            --     2016
                                                                  11.27             10.34            --     2015
                                                                  11.20             11.27            --     2014
                                                                   9.26             11.20            --     2013
                                                                   8.21              9.26            --     2012
                                                                   8.52              8.21         1,346     2011
----------------------------------------------------------------------------------------------------------------

                                     B-27

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $17.74            $17.47           802     2020
                                                                        15.63             17.74         1,630     2019
                                                                        16.70             15.63         1,683     2018
                                                                        15.57             16.70         1,803     2017
                                                                        13.96             15.57         1,885     2016
                                                                        15.36             13.96         2,061     2015
                                                                        15.01             15.36         2,178     2014
                                                                        13.47             15.01         3,029     2013
                                                                        12.23             13.47         3,391     2012
                                                                        12.21             12.23         3,584     2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.36            $14.26           959     2020
                                                                        12.81             15.36           961     2019
                                                                        14.41             12.81           963     2018
                                                                        13.59             14.41           964     2017
                                                                        11.98             13.59           966     2016
                                                                        12.88             11.98           968     2015
                                                                        12.30             12.88           970     2014
                                                                         9.80             12.30           972     2013
                                                                         8.77              9.80           974     2012
                                                                         9.06              8.77           976     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.67            $12.08           982     2020
                                                                        10.37             11.67           984     2019
                                                                        12.45             10.37           986     2018
                                                                        10.74             12.45           988     2017
                                                                        10.02             10.74           990     2016
                                                                        10.95             10.02           992     2015
                                                                        11.52             10.95           994     2014
                                                                         9.01             11.52           996     2013
                                                                         7.61              9.01           998     2012
                                                                         8.36              7.61         1,000     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.82            $ 8.65            49     2020
                                                                         8.85              8.82            50     2019
                                                                         8.92              8.85            53     2018
                                                                         9.07              8.92            59     2017
                                                                         9.27              9.07            53     2016
                                                                         9.48              9.27            57     2015
                                                                         9.69              9.48            58     2014
                                                                         9.91              9.69            62     2013
                                                                        10.00              9.91            53     2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $23.52            $24.93            --     2020
                                                                        18.28             23.52            --     2019
                                                                        20.88             18.28            --     2018
                                                                        19.22             20.88            --     2017
                                                                        17.31             19.22            --     2016
                                                                        19.50             17.31            --     2015
                                                                        17.56             19.50            --     2014
                                                                        13.51             17.56            --     2013
                                                                        11.66             13.51            13     2012
                                                                        12.73             11.66            --     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-28

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $25.10            $27.99           717     2020
                                                                        20.99             25.10           717     2019
                                                                        21.37             20.99           717     2018
                                                                        18.50             21.37           717     2017
                                                                        18.13             18.50           717     2016
                                                                        18.46             18.13           717     2015
                                                                        17.44             18.46           717     2014
                                                                        14.88             17.44           717     2013
                                                                        13.42             14.88           732     2012
                                                                        13.54             13.42           732     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $36.69            $49.89            24     2020
                                                                        27.41             36.69            35     2019
                                                                        27.56             27.41            41     2018
                                                                        21.67             27.56            52     2017
                                                                        21.74             21.67            81     2016
                                                                        19.86             21.74           201     2015
                                                                        18.72             19.86           306     2014
                                                                        14.62             18.72           318     2013
                                                                        12.07             14.62           320     2012
                                                                        13.26             12.07           181     2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $26.48            $30.49            --     2020
                                                                        21.71             26.48            --     2019
                                                                        24.28             21.71           763     2018
                                                                        21.40             24.28           763     2017
                                                                        21.68             21.40           763     2016
                                                                        22.60             21.68           487     2015
                                                                        19.25             22.60           514     2014
                                                                        13.35             19.25           541     2013
                                                                        11.53             13.35           573     2012
                                                                        11.54             11.53         1,681     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.46            $20.46            --     2020
                                                                        15.14             19.46            --     2019
                                                                        16.30             15.14            --     2018
                                                                        14.00             16.30            --     2017
                                                                        12.47             14.00            --     2016
                                                                        13.34             12.47            --     2015
                                                                        12.02             13.34            --     2014
                                                                         9.78             12.02            --     2013
                                                                         8.77              9.78            --     2012
                                                                         8.32              8.77            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.13            $13.52            --     2020
                                                                        10.42             13.13           619     2019
                                                                        11.69             10.42           715     2018
                                                                        10.41             11.69           774     2017
                                                                         9.42             10.41           809     2016
                                                                         9.92              9.42           938     2015
                                                                        10.00              9.92           989     2014
----------------------------------------------------------------------------------------------------------------------

                                     B-29

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares            $26.05            $28.94            --     2020
                                                                    20.29             26.05            --     2019
                                                                    22.01             20.29            --     2018
                                                                    18.29             22.01            --     2017
                                                                    17.27             18.29            --     2016
                                                                    17.66             17.27            --     2015
                                                                    16.31             17.66            --     2014
                                                                    12.66             16.31            --     2013
                                                                    10.89             12.66            --     2012
                                                                    11.41             10.89            --     2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares              $35.87            $51.07            --     2020
                                                                    25.96             35.87            --     2019
                                                                    27.01             25.96            --     2018
                                                                    21.86             27.01            --     2017
                                                                    20.54             21.86            --     2016
                                                                    21.47             20.54            --     2015
                                                                    23.73             21.47            --     2014
                                                                    17.18             23.73            --     2013
                                                                    14.53             17.18            --     2012
                                                                    16.60             14.53            --     2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares               $17.38            $18.61         2,206     2020
                                                                    14.79             17.38         2,209     2019
                                                                    16.07             14.79         2,212     2018
                                                                    14.67             16.07         2,216     2017
                                                                    13.78             14.67         2,219     2016
                                                                    14.17             13.78         2,223     2015
                                                                    13.39             14.17         2,226     2014
                                                                    11.53             13.39         2,230     2013
                                                                    10.63             11.53         2,233     2012
                                                                    10.70             10.63         2,237     2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                  $29.20            $30.16           549     2020
                                                                    23.92             29.20           550     2019
                                                                    24.27             23.92         1,308     2018
                                                                    21.67             24.27         1,309     2017
                                                                    19.92             21.67         1,310     2016
                                                                    23.89             19.92         1,043     2015
                                                                    21.72             23.89         1,072     2014
                                                                    18.48             21.72         1,100     2013
                                                                    16.69             18.48         1,133     2012
                                                                    16.02             16.69         3,145     2011
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --         $16.84            $20.13            --     2020
   Service Class Shares                                             12.34             16.84            --     2019
                                                                    12.54             12.34            --     2018
                                                                    10.01             12.54            --     2017
                                                                     9.67             10.01            --     2016
                                                                    10.00              9.67            --     2015
------------------------------------------------------------------------------------------------------------------

                                     B-30

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.32            $15.11            --     2020
                                                                              13.10             14.32            --     2019
                                                                              14.17             13.10            --     2018
                                                                              12.78             14.17            --     2017
                                                                              11.57             12.78            16     2016
                                                                              13.03             11.57            95     2015
                                                                              13.26             13.03           296     2014
                                                                              13.54             13.26           294     2013
                                                                              12.06             13.54           231     2012
                                                                              12.10             12.06           127     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $18.07            $18.68            --     2020
                                                                              16.10             18.07            --     2019
                                                                              16.91             16.10            --     2018
                                                                              16.22             16.91            --     2017
                                                                              14.75             16.22            --     2016
                                                                              15.33             14.75            --     2015
                                                                              15.17             15.33            --     2014
                                                                              14.67             15.17            --     2013
                                                                              13.13             14.67            --     2012
                                                                              12.99             13.13         2,294     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.56            $20.17            --     2020
                                                                              15.85             17.56            --     2019
                                                                              16.60             15.85            --     2018
                                                                              15.58             16.60            --     2017
                                                                              15.82             15.58         5,669     2016
                                                                              16.41             15.82            --     2015
                                                                              13.53             16.41            --     2014
                                                                              15.89             13.53            --     2013
                                                                              15.56             15.89            --     2012
                                                                              12.44             15.56            --     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.20            $11.28            --     2020
                                                                              11.01             11.20            --     2019
                                                                              11.22             11.01            --     2018
                                                                              11.32             11.22            --     2017
                                                                              11.41             11.32            --     2016
                                                                              11.63             11.41            --     2015
                                                                              11.79             11.63            --     2014
                                                                              12.07             11.79            --     2013
                                                                              11.66             12.07           114     2012
                                                                              11.79             11.66           259     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.44            $15.34         3,958     2020
                                                                              13.62             14.44         3,958     2019
                                                                              14.01             13.62         3,958     2018
                                                                              13.65             14.01         7,639     2017
                                                                              13.59             13.65         7,832     2016
                                                                              13.83             13.59         8,190     2015
                                                                              13.57             13.83        12,308     2014
                                                                              14.15             13.57        13,103     2013
                                                                              13.20             14.15        14,586     2012
                                                                              13.03             13.20        17,388     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-31

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $41.45            $58.77            --     2020
                                                                30.97             41.45            --     2019
                                                                32.25             30.97            --     2018
                                                                25.15             32.25            --     2017
                                                                24.26             25.15            --     2016
                                                                22.92             24.26            --     2015
                                                                19.95             22.92            --     2014
                                                                15.15             19.95            --     2013
                                                                13.27             15.15            --     2012
                                                                13.28             13.27            --     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.77            $12.32            --     2020
                                                                11.08             11.77            --     2019
                                                                11.49             11.08            --     2018
                                                                11.38             11.49            --     2017
                                                                11.30             11.38            --     2016
                                                                11.60             11.30            --     2015
                                                                11.28             11.60            86     2014
                                                                11.70             11.28            96     2013
                                                                11.31             11.70           107     2012
                                                                10.79             11.31           119     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $29.89            $39.06            --     2020
                                                                22.26             29.89            --     2019
                                                                23.38             22.26            --     2018
                                                                18.63             23.38            --     2017
                                                                18.59             18.63            --     2016
                                                                18.40             18.59            --     2015
                                                                16.49             18.40            --     2014
                                                                12.50             16.49            --     2013
                                                                10.58             12.50            --     2012
                                                                10.76             10.58            --     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $25.83            $23.94            --     2020
                                                                20.94             25.83            --     2019
                                                                22.71             20.94            --     2018
                                                                21.94             22.71         1,484     2017
                                                                20.77             21.94         1,556     2016
                                                                20.31             20.77         1,668     2015
                                                                15.74             20.31         1,157     2014
                                                                15.69             15.74         1,418     2013
                                                                13.74             15.69         1,540     2012
                                                                12.78             13.74         1,650     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $26.08            $30.07            30     2020
                                                                20.35             26.08            36     2019
                                                                21.84             20.35           906     2018
                                                                18.38             21.84           914     2017
                                                                16.83             18.38           918     2016
                                                                17.03             16.83           592     2015
                                                                15.37             17.03           745     2014
                                                                11.91             15.37           788     2013
                                                                10.53             11.91           829     2012
                                                                10.58             10.53           883     2011
--------------------------------------------------------------------------------------------------------------

                                     B-32

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $25.50            $28.56              --   2020
                                                             20.67             25.50              --   2019
                                                             23.41             20.67              --   2018
                                                             21.24             23.41           1,574   2017
                                                             17.54             21.24           1,651   2016
                                                             18.71             17.54           1,736   2015
                                                             18.44             18.71           1,059   2014
                                                             13.77             18.44           1,304   2013
                                                             12.29             13.77           1,402   2012
                                                             12.19             12.29           1,510   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $16.09            $16.75         859,404   2020
                                                             14.21             16.09         903,123   2019
                                                             15.51             14.21         947,672   2018
                                                             13.72             15.51         610,493   2017
                                                             13.19             13.72         519,865   2016
                                                             13.64             13.19         476,370   2015
                                                             13.25             13.64         692,616   2014
                                                             11.78             13.25         786,993   2013
                                                             10.71             11.78         825,894   2012
                                                             11.27             10.71         840,927   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.02            $14.56         667,410   2020
                                                             12.41             14.02         668,510   2019
                                                             13.59             12.41         725,105   2018
                                                             12.05             13.59       1,329,424   2017
                                                             11.62             12.05       1,490,640   2016
                                                             12.04             11.62       2,017,816   2015
                                                             11.72             12.04       2,068,968   2014
                                                             10.45             11.72       2,330,521   2013
                                                              9.52             10.45       2,366,101   2012
                                                             10.04              9.52       2,480,310   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $24.78            $29.72              --   2020
                                                             19.23             24.78              --   2019
                                                             20.35             19.23              --   2018
                                                             17.35             20.35              --   2017
                                                             16.23             17.35              --   2016
                                                             16.99             16.23              --   2015
                                                             15.40             16.99              --   2014
                                                             11.76             15.40              --   2013
                                                             10.39             11.76              --   2012
                                                             10.94             10.39              --   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $28.22            $35.99              26   2020
                                                             22.47             28.22              34   2019
                                                             24.38             22.47              38   2018
                                                             19.21             24.38              45   2017
                                                             19.40             19.21              50   2016
                                                             18.74             19.40              56   2015
                                                             17.96             18.74              62   2014
                                                             14.19             17.96              69   2013
                                                             13.12             14.19              75   2012
                                                             14.05             13.12              76   2011
-----------------------------------------------------------------------------------------------------------

                                     B-33

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $33.59            $51.11            --     2020
                                                          25.86             33.59            --     2019
                                                          26.76             25.86            --     2018
                                                          20.10             26.76            --     2017
                                                          20.82             20.10            --     2016
                                                          19.17             20.82            --     2015
                                                          17.89             19.17            --     2014
                                                          13.34             17.89            --     2013
                                                          11.79             13.34            --     2012
                                                          12.06             11.79            --     2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.22            $12.27           379     2020
                                                          10.41             11.22           380     2019
                                                          13.05             10.41         1,234     2018
                                                          13.41             13.05         1,238     2017
                                                          10.98             13.41         1,234     2016
                                                          15.79             10.98           740     2015
                                                          20.13             15.79           754     2014
                                                          18.75             20.13           773     2013
                                                          19.75             18.75           796     2012
                                                          25.04             19.75         1,034     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $32.01            $44.83            --     2020
                                                          23.89             32.01            --     2019
                                                          24.36             23.89            --     2018
                                                          18.50             24.36            --     2017
                                                          18.82             18.50            --     2016
                                                          18.99             18.82            --     2015
                                                          18.69             18.99            --     2014
                                                          13.66             18.69            --     2013
                                                          11.61             13.66            --     2012
                                                          12.56             11.61            --     2011
--------------------------------------------------------------------------------------------------------

                                     B-34

Guaranteed Income Advantage (starting on or after April 29, 2005) -- with
Mortality and Expense Risk Charge of 1.70%

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $14.13            $15.17            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                  $13.81            $18.88            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       $18.13            $18.26            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $ 6.12            $ 6.15         1,339     2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $25.97            $34.50            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.66            $40.26            --     2020
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.39            $24.63            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.80            $12.17            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $20.38            $28.10            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.48            $21.88            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $19.60            $21.90            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                               $20.98            $24.67            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                         $23.41            $32.76            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                        $10.00            $11.47            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                  $17.96            $17.46            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                $16.93            $18.95           582     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                         $16.99            $18.32            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                      $11.66            $13.04            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $12.53            $12.97            --     2020
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $11.95            $12.87            --     2020
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares             $20.06            $23.59            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                             $16.47            $16.70            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                       $13.50            $16.02           858     2020
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                  $23.67            $33.38            --     2020
---------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
---------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                               $16.95            $21.98         1,895     2020
---------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                    $12.19            $13.04           421     2020
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                 $12.84            $12.87            --     2020
---------------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                     $17.98            $18.64            --     2020
---------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                             $21.28            $26.88            --     2020
---------------------------------------------------------------------------------------------------------------------------------

                                     B-35

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                         $10.00            $10.97           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                  $18.38            $22.07           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             $19.27            $24.67           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              $20.53            $26.90           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             $16.15            $16.90           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                           $18.26            $19.32           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                      $32.60            $53.91           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                    $22.05            $31.12           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                     $13.46            $14.44           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   $17.71            $20.52           --      2020
----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                          $16.91            $17.95           --      2020
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $13.57            $14.91           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $15.32            $15.16           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $14.38            $13.42           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.87            $11.30           --      2020
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.16            $ 9.02           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares                   $10.00            $11.92           --      2020
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $20.68            $23.18           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $23.65            $32.33           --      2020
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $22.04            $25.50           --      2020
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.00            $11.45           --      2020
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $13.48            $13.94          594      2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $20.70            $23.12           --      2020
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                        $10.00            $12.22           --      2020
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $15.94            $17.16           --      2020
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $16.72            $17.35           --      2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                      $17.26            $20.73           --      2020
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.56            $14.38           --      2020
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.03            $17.71           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.98            $20.74           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.30            $11.43           --      2020
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.41            $15.39           --      2020
----------------------------------------------------------------------------------------------------------------------------

                                     B-36

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $31.64            $45.09            --     2020
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.08            $12.70            --     2020
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $26.53            $34.84            --     2020
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.27            $18.88            --     2020
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.55            $24.98            --     2020
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.85            $23.47            --     2020
  Total Return V.I.S. Fund -- Class 1 Shares                   $10.00            $10.98         4,712     2020
  Total Return V.I.S. Fund -- Class 3 Shares                   $12.69            $13.24            --     2020
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $20.43            $24.63            --     2020
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $19.73            $25.30            --     2020
  Jennison Portfolio -- Class II Shares                        $26.85            $41.07            --     2020
  Natural Resources Portfolio -- Class II Shares               $ 4.75            $ 5.23            --     2020
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $33.60            $47.29            --     2020
--------------------------------------------------------------------------------------------------------------

                                     B-37

                    Guaranteed Withdrawal Advantage Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.81            $14.76            --     2020
                                                            11.95             13.81            --     2019
                                                            13.06             11.95            --     2018
                                                            11.55             13.06            --     2017
                                                            11.30             11.55            --     2016
                                                            11.41             11.30            --     2015
                                                            10.89             11.41            --     2014
                                                             9.58             10.89            --     2013
                                                             8.64              9.58            --     2012
                                                             9.11              8.64            --     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $18.35            $24.96            --     2020
                                                            14.46             18.35            --     2019
                                                            16.42             14.46            --     2018
                                                            12.32             16.42            --     2017
                                                            12.71             12.32            --     2016
                                                            12.66             12.71            --     2015
                                                            12.35             12.66            --     2014
                                                            10.27             12.35            --     2013
                                                             9.28             10.27            --     2012
                                                            12.38              9.28            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $22.71            $22.76         3,309     2020
                                                            18.78             22.71         3,272     2019
                                                            20.40             18.78         5,531     2018
                                                            17.59             20.40         5,731     2017
                                                            16.19             17.59         6,330     2016
                                                            16.32             16.19         8,027     2015
                                                            15.27             16.32         8,549     2014
                                                            11.60             15.27        10,725     2013
                                                            10.12             11.60        11,148     2012
                                                             9.75             10.12        11,947     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 9.91            $ 9.91        11,157     2020
                                                             8.68              9.91        12,825     2019
                                                            11.52              8.68        13,665     2018
                                                             9.41             11.52        13,949     2017
                                                             9.70              9.41        24,296     2016
                                                             9.69              9.70        20,855     2015
                                                            10.59              9.69        20,826     2014
                                                             8.82             10.59        19,309     2013
                                                             7.90              8.82        27,061     2012
                                                            10.03              7.90        28,755     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $32.97            $43.58           254     2020
                                                            25.09             32.97           324     2019
                                                            25.08             25.09           391     2018
                                                            19.47             25.08           448     2017
                                                            19.45             19.47           548     2016
                                                            17.94             19.45           561     2015
                                                            16.11             17.94           661     2014
                                                            12.03             16.11           753     2013
                                                            10.54             12.03           913     2012
                                                            11.19             10.54           734     2011
----------------------------------------------------------------------------------------------------------

                                     B-38

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.90            $40.42           857     2020
                                                                                   20.22             26.90            --     2019
                                                                                   20.91             20.22            --     2018
                                                                                   15.98             20.91            --     2017
                                                                                   15.38             15.98            --     2016
                                                                                   15.97             15.38            --     2015
                                                                                   16.68             15.97         1,786     2014
                                                                                   11.73             16.68            --     2013
                                                                                   10.46             11.73            --     2012
                                                                                   10.26             10.46            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $22.86            $30.45            --     2020
                                                                                   17.20             22.86            --     2019
                                                                                   18.71             17.20            --     2018
                                                                                   15.12             18.71            --     2017
                                                                                   15.84             15.12            --     2016
                                                                                   15.69             15.84            --     2015
                                                                                   13.93             15.69            --     2014
                                                                                   11.01             13.93            --     2013
                                                                                    9.89             11.01            --     2012
                                                                                   10.25              9.89            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $12.52            $14.03        31,593     2020
                                                                                   10.92             12.52        12,130     2019
                                                                                   11.82             10.92        13,524     2018
                                                                                   11.10             11.82        18,810     2017
                                                                                   10.81             11.10        29,251     2016
                                                                                   10.99             10.81        31,996     2015
                                                                                   10.40             10.99        35,354     2014
                                                                                    9.43             10.40        33,106     2013
                                                                                    8.60              9.43        42,189     2012
                                                                                    8.76              8.60        44,353     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $25.51            $34.99            --     2020
   Series II Shares                                                                18.76             25.51            --     2019
                                                                                   20.48             18.76            --     2018
                                                                                   16.30             20.48            --     2017
                                                                                   16.33             16.30            --     2016
                                                                                   15.70             16.33            --     2015
                                                                                   15.21             15.70            --     2014
                                                                                   11.47             15.21            --     2013
                                                                                   10.09             11.47            --     2012
                                                                                   10.24             10.09            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $26.07            $32.46         5,456     2020
                                                                                   20.27             26.07         1,367     2019
                                                                                   23.94             20.27         1,570     2018
                                                                                   17.95             23.94         2,859     2017
                                                                                   18.39             17.95         3,296     2016
                                                                                   18.13             18.39         4,089     2015
                                                                                   18.17             18.13         4,212     2014
                                                                                   14.63             18.17         3,857     2013
                                                                                   12.37             14.63         4,910     2012
                                                                                   13.82             12.37         6,190     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-39

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $24.26            $26.97           547     2020
                                                                            18.83             24.26         9,218     2019
                                                                            20.95             18.83        10,470     2018
                                                                            18.36             20.95         9,125     2017
                                                                            16.87             18.36        11,238     2016
                                                                            16.73             16.87         8,536     2015
                                                                            15.49             16.73         9,939     2014
                                                                            12.05             15.49        11,636     2013
                                                                            10.57             12.05        14,829     2012
                                                                            10.84             10.57        29,082     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $27.93            $32.68         2,490     2020
   Series II Shares                                                         22.64             27.93         2,795     2019
                                                                            25.88             22.64         3,085     2018
                                                                            23.23             25.88         4,541     2017
                                                                            20.18             23.23         5,614     2016
                                                                            21.98             20.18         7,488     2015
                                                                            20.13             21.98         7,679     2014
                                                                            14.63             20.13        10,537     2013
                                                                            12.72             14.63        14,664     2012
                                                                            13.32             12.72        19,264     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.51            $31.34            --     2020
                                                                            16.83             22.51            --     2019
                                                                            17.86             16.83            --     2018
                                                                            14.34             17.86            --     2017
                                                                            14.34             14.34            --     2016
                                                                            13.96             14.34            --     2015
                                                                            13.16             13.96            --     2014
                                                                             9.60             13.16            --     2013
                                                                            10.00              9.60            --     2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $28.56            $39.66            --     2020
                                                                            21.40             28.56            --     2019
                                                                            22.77             21.40            --     2018
                                                                            18.33             22.77            --     2017
                                                                            18.37             18.33            --     2016
                                                                            17.93             18.37            --     2015
                                                                            16.95             17.93            --     2014
                                                                            12.40             16.95            --     2013
                                                                            11.18             12.40            --     2012
                                                                            12.21             11.18            --     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $22.16            $21.44         3,957     2020
                                                                            18.14             22.16         3,816     2019
                                                                            21.17             18.14         4,332     2018
                                                                            18.41             21.17         5,505     2017
                                                                            16.09             18.41        12,173     2016
                                                                            17.54             16.09         8,478     2015
                                                                            16.43             17.54         8,426     2014
                                                                            12.39             16.43        10,751     2013
                                                                            10.65             12.39        16,754     2012
                                                                            11.12             10.65        19,387     2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-40

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.69            $20.81           683     2020
                                                                      14.81             18.69        12,068     2019
                                                                      16.72             14.81        13,532     2018
                                                                      15.11             16.72         9,348     2017
                                                                      14.01             15.11        10,735     2016
                                                                      15.20             14.01         1,752     2015
                                                                      14.37             15.20         1,835     2014
                                                                      11.37             14.37         2,082     2013
                                                                      10.21             11.37         2,510     2012
                                                                      10.44             10.21         2,789     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.95            $17.11            --     2020
                                                                      13.59             15.95            --     2019
                                                                      15.40             13.59            --     2018
                                                                      14.21             15.40            --     2017
                                                                      12.65             14.21            --     2016
                                                                      13.28             12.65            --     2015
                                                                      12.49             13.28            --     2014
                                                                      10.22             12.49            --     2013
                                                                       9.30             10.22            --     2012
                                                                       9.63              9.30            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $19.46            $21.64         1,112     2020
                                                                      15.51             19.46         4,501     2019
                                                                      18.71             15.51         5,083     2018
                                                                      15.59             18.71         5,011     2017
                                                                      16.05             15.59         4,588     2016
                                                                      16.85             16.05         7,973     2015
                                                                      17.21             16.85         5,979     2014
                                                                      14.82             17.21         6,350     2013
                                                                      13.15             14.82         7,248     2012
                                                                      14.46             13.15         9,387     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $14.73            $15.18         1,972     2020
                                                                      11.58             14.73         2,076     2019
                                                                      14.68             11.58         2,486     2018
                                                                      12.80             14.68         2,384     2017
                                                                      11.10             12.80         2,920     2016
                                                                      12.71             11.10         3,637     2015
                                                                      12.21             12.71         3,619     2014
                                                                       9.37             12.21         3,900     2013
                                                                       8.14              9.37         4,746     2012
                                                                       8.62              8.14         7,039     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.66            $12.50         3,215     2020
                                                                      10.95             11.66         7,318     2019
                                                                      11.52             10.95         7,129     2018
                                                                      11.37             11.52         7,202     2017
                                                                      11.13             11.37         8,043     2016
                                                                      11.67             11.13         4,584     2015
                                                                      11.55             11.67        10,263     2014
                                                                      12.91             11.55        11,172     2013
                                                                      12.29             12.91        10,276     2012
                                                                      11.24             12.29        11,387     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-41

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $24.86            $29.09           819     2020
                                                                               19.76             24.86           921     2019
                                                                               21.64             19.76         1,506     2018
                                                                               19.44             21.64         1,515     2017
                                                                               16.11             19.44         1,668     2016
                                                                               17.67             16.11         2,371     2015
                                                                               17.19             17.67         2,307     2014
                                                                               12.37             17.19         2,822     2013
                                                                               11.17             12.37         3,531     2012
                                                                               11.72             11.17         4,125     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $20.63            $20.81         1,102     2020
                                                                               17.08             20.63         3,388     2019
                                                                               19.01             17.08         3,598     2018
                                                                               17.99             19.01         3,239     2017
                                                                               15.63             17.99         5,558     2016
                                                                               17.03             15.63         1,449     2015
                                                                               15.88             17.03         1,383     2014
                                                                               11.80             15.88         1,458     2013
                                                                               10.60             11.80         2,266     2012
                                                                               11.15             10.60         3,084     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $18.36            $21.67         1,275     2020
                                                                               15.94             18.36         1,943     2019
                                                                               17.64             15.94         5,175     2018
                                                                               15.86             17.64         5,962     2017
                                                                               15.62             15.86         6,699     2016
                                                                               16.13             15.62         7,563     2015
                                                                               16.19             16.13         8,301     2014
                                                                               14.46             16.19         9,946     2013
                                                                               13.45             14.46        15,670     2012
                                                                               14.27             13.45        28,505     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $29.49            $41.37            --     2020
                                                                               22.79             29.49            --     2019
                                                                               22.67             22.79            --     2018
                                                                               17.94             22.67            --     2017
                                                                               17.05             17.94            --     2016
                                                                               17.01             17.05            --     2015
                                                                               15.26             17.01            --     2014
                                                                               11.68             15.26            --     2013
                                                                               10.40             11.68            --     2012
                                                                               10.40             10.40            --     2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.64            $21.47        15,811     2020
                                                                               12.91             16.64         8,763     2019
                                                                               13.53             12.91        10,114     2018
                                                                               10.40             13.53        13,313     2017
                                                                               10.00             10.40        11,721     2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.97            $12.73        15,519     2020
                                                                                9.78             11.97        15,988     2019
                                                                               12.02              9.78        20,403     2018
                                                                                9.66             12.02        19,684     2017
                                                                               10.00              9.66        26,601     2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-42

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.61            $12.58         2,895     2020
                                                                       12.04             12.61         5,252     2019
                                                                       12.32             12.04         6,142     2018
                                                                       12.18             12.32         2,404     2017
                                                                       11.43             12.18         2,762     2016
                                                                       11.80             11.43         2,935     2015
                                                                       12.00             11.80         5,052     2014
                                                                       11.82             12.00         5,695     2013
                                                                       11.26             11.82         4,790     2012
                                                                       11.22             11.26           451     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $19.68            $20.29         1,132     2020
                                                                       17.63             19.68         1,106     2019
                                                                       18.67             17.63         1,492     2018
                                                                       17.91             18.67         1,590     2017
                                                                       15.99             17.91         1,562     2016
                                                                       16.81             15.99         2,139     2015
                                                                       16.78             16.81         2,158     2014
                                                                       16.07             16.78         2,415     2013
                                                                       14.38             16.07         2,035     2012
                                                                       14.01             14.38         2,733     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $32.50            $40.84           913     2020
                                                                       24.89             32.50           107     2019
                                                                       24.57             24.89           128     2018
                                                                       19.63             24.57           574     2017
                                                                       19.41             19.63           647     2016
                                                                       18.70             19.41           658     2015
                                                                       17.47             18.70         1,102     2014
                                                                       12.79             17.47         1,152     2013
                                                                       11.18             12.79         1,404     2012
                                                                       13.21             11.18         6,850     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $17.06            $19.11        17,307     2020
                                                                       14.78             17.06        18,652     2019
                                                                       16.01             14.78        19,846     2018
                                                                       14.39             16.01        24,724     2017
                                                                       14.31             14.39        46,630     2016
                                                                       14.64             14.31        55,174     2015
                                                                       14.18             14.64        59,571     2014
                                                                       12.57             14.18        55,728     2013
                                                                       11.46             12.57        58,548     2012
                                                                       12.05             11.46        59,543     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.42            $23.19        16,746     2020
                                                                       16.00             19.42         4,259     2019
                                                                       17.12             16.00         4,483     2018
                                                                       15.07             17.12         4,811     2017
                                                                       14.40             15.07         5,452     2016
                                                                       14.68             14.40         6,140     2015
                                                                       13.64             14.68         6,967     2014
                                                                       11.69             13.64         7,922     2013
                                                                       10.41             11.69        13,554     2012
                                                                       11.07             10.41        26,500     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-43

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $29.28            $37.30           497     2020
                                                                         22.81             29.28         2,252     2019
                                                                         24.98             22.81         2,585     2018
                                                                         21.01             24.98         5,099     2017
                                                                         19.94             21.01        17,368     2016
                                                                         20.30             19.94        24,569     2015
                                                                         18.59             20.30        25,089     2014
                                                                         14.52             18.59        28,650     2013
                                                                         12.78             14.52        33,727     2012
                                                                         13.44             12.78        15,111     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $29.98            $39.10            --     2020
                                                                         23.62             29.98            --     2019
                                                                         25.47             23.62            --     2018
                                                                         21.08             25.47            --     2017
                                                                         21.00             21.08            --     2016
                                                                         21.25             21.00            --     2015
                                                                         19.64             21.25            --     2014
                                                                         14.52             19.64            --     2013
                                                                         12.15             14.52            --     2012
                                                                         12.77             12.15            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $20.70            $21.55        18,037     2020
                                                                         16.65             20.70         9,249     2019
                                                                         18.62             16.65        10,360     2018
                                                                         16.90             18.62        10,907     2017
                                                                         14.68             16.90        10,386     2016
                                                                         15.67             14.68        17,718     2015
                                                                         14.77             15.67        17,473     2014
                                                                         11.82             14.77        20,828     2013
                                                                         10.32             11.82        25,199     2012
                                                                         10.48             10.32        16,187     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $23.60            $24.83            --     2020
                                                                         18.61             23.60            --     2019
                                                                         20.96             18.61            --     2018
                                                                         18.37             20.96            --     2017
                                                                         16.22             18.37            --     2016
                                                                         17.02             16.22            --     2015
                                                                         15.79             17.02            --     2014
                                                                         12.11             15.79            --     2013
                                                                         10.48             12.11            --     2012
                                                                         10.57             10.48            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.31            $51.51         3,517     2020
                                                                         22.78             31.31           225     2019
                                                                         20.76             22.78           293     2018
                                                                         15.82             20.76         1,019     2017
                                                                         16.17             15.82         1,242     2016
                                                                         15.69             16.17         6,029     2015
                                                                         14.33             15.69         2,418     2014
                                                                         10.65             14.33         2,980     2013
                                                                         10.00             10.65         4,178     2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-44

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $29.59            $41.54           533     2020
                                                                  22.58             29.59           715     2019
                                                                  23.19             22.58           858     2018
                                                                  17.59             23.19         1,094     2017
                                                                  17.88             17.59         2,104     2016
                                                                  17.11             17.88         2,101     2015
                                                                  15.76             17.11         2,346     2014
                                                                  11.85             15.76         2,614     2013
                                                                  10.59             11.85         3,514     2012
                                                                  10.83             10.59         5,246     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.63            $13.48        13,513     2020
                                                                  11.80             12.63        13,507     2019
                                                                  12.16             11.80        13,305     2018
                                                                  11.96             12.16        19,464     2017
                                                                  11.70             11.96        21,932     2016
                                                                  12.07             11.70        19,555     2015
                                                                  11.68             12.07        13,819     2014
                                                                  12.20             11.68        16,724     2013
                                                                  11.81             12.20        18,065     2012
                                                                  11.28             11.81            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $29.68            $34.21         1,971     2020
                                                                  24.64             29.68         4,924     2019
                                                                  29.56             24.64         5,783     2018
                                                                  25.07             29.56         5,612     2017
                                                                  22.91             25.07         7,427     2016
                                                                  23.81             22.91         7,867     2015
                                                                  22.96             23.81         9,861     2014
                                                                  17.28             22.96        11,156     2013
                                                                  15.42             17.28        14,876     2012
                                                                  17.69             15.42        11,066     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $21.75            $22.97            --     2020
                                                                  16.58             21.75            --     2019
                                                                  20.55             16.58            --     2018
                                                                  17.65             20.55            --     2017
                                                                  16.51             17.65            --     2016
                                                                  17.44             16.51            --     2015
                                                                  16.74             17.44            --     2014
                                                                  13.15             16.74            --     2013
                                                                  10.58             13.15            --     2012
                                                                  11.89             10.58            --     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.98            $14.18            --     2020
                                                                  11.07             12.98            --     2019
                                                                  12.53             11.07            --     2018
                                                                  11.44             12.53            --     2017
                                                                  10.34             11.44            --     2016
                                                                  11.27             10.34            --     2015
                                                                  11.20             11.27        11,748     2014
                                                                   9.26             11.20        12,629     2013
                                                                   8.21              9.26        14,121     2012
                                                                   8.52              8.21        15,559     2011
----------------------------------------------------------------------------------------------------------------

                                     B-45

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $17.74            $17.47         22,618    2020
                                                                        15.63             17.74         31,780    2019
                                                                        16.70             15.63         33,549    2018
                                                                        15.57             16.70         35,889    2017
                                                                        13.96             15.57         44,538    2016
                                                                        15.36             13.96         49,950    2015
                                                                        15.01             15.36         67,769    2014
                                                                        13.47             15.01        110,548    2013
                                                                        12.23             13.47        132,249    2012
                                                                        12.21             12.23        178,963    2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.36            $14.26            344    2020
                                                                        12.81             15.36            305    2019
                                                                        14.41             12.81            329    2018
                                                                        13.59             14.41          1,060    2017
                                                                        11.98             13.59          1,039    2016
                                                                        12.88             11.98          1,156    2015
                                                                        12.30             12.88          1,688    2014
                                                                         9.80             12.30          1,733    2013
                                                                         8.77              9.80          1,935    2012
                                                                         9.06              8.77          9,078    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.67            $12.08             --    2020
                                                                        10.37             11.67             --    2019
                                                                        12.45             10.37             --    2018
                                                                        10.74             12.45             --    2017
                                                                        10.02             10.74             --    2016
                                                                        10.95             10.02             --    2015
                                                                        11.52             10.95             --    2014
                                                                         9.01             11.52             --    2013
                                                                         7.61              9.01             --    2012
                                                                         8.36              7.61             --    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.82            $ 8.65         29,534    2020
                                                                         8.85              8.82         33,582    2019
                                                                         8.92              8.85         29,195    2018
                                                                         9.07              8.92         34,258    2017
                                                                         9.27              9.07         36,561    2016
                                                                         9.48              9.27         51,915    2015
                                                                         9.69              9.48         40,351    2014
                                                                         9.91              9.69         42,812    2013
                                                                        10.00              9.91         43,495    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $23.52            $24.93          1,805    2020
                                                                        18.28             23.52          1,962    2019
                                                                        20.88             18.28          2,425    2018
                                                                        19.22             20.88          2,989    2017
                                                                        17.31             19.22          3,170    2016
                                                                        19.50             17.31          3,966    2015
                                                                        17.56             19.50          3,916    2014
                                                                        13.51             17.56          4,530    2013
                                                                        11.66             13.51          5,940    2012
                                                                        12.73             11.66          8,366    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-46

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $26.01            $29.01         4,875     2020
                                                                        21.75             26.01        28,904     2019
                                                                        22.15             21.75        32,263     2018
                                                                        19.17             22.15        38,044     2017
                                                                        18.79             19.17        43,497     2016
                                                                        19.13             18.79        35,763     2015
                                                                        18.07             19.13        40,735     2014
                                                                        15.42             18.07        46,310     2013
                                                                        13.91             15.42        55,060     2012
                                                                        14.03             13.91        77,421     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $39.78            $54.09            69     2020
                                                                        29.72             39.78            88     2019
                                                                        29.88             29.72           108     2018
                                                                        23.50             29.88           349     2017
                                                                        23.57             23.50         2,383     2016
                                                                        21.53             23.57         2,394     2015
                                                                        20.29             21.53         2,677     2014
                                                                        15.85             20.29         3,186     2013
                                                                        13.09             15.85         4,245     2012
                                                                        14.38             13.09         4,096     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $19.78            $22.45            --     2020
                                                                        15.96             19.78            --     2019
                                                                        19.24             15.96            --     2018
                                                                        15.04             19.24            --     2017
                                                                        16.48             15.04            --     2016
                                                                        18.48             16.48            --     2015
                                                                        21.49             18.48            --     2014
                                                                        19.23             21.49            --     2013
                                                                        17.37             19.23            --     2012
                                                                        26.25             17.37            --     2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $25.69            $29.58         1,613     2020
                                                                        21.06             25.69         1,809     2019
                                                                        23.55             21.06         3,046     2018
                                                                        20.76             23.55         3,118     2017
                                                                        21.03             20.76         3,347     2016
                                                                        21.93             21.03         3,860     2015
                                                                        18.67             21.93         3,959     2014
                                                                        12.96             18.67         5,476     2013
                                                                        11.18             12.96         6,950     2012
                                                                        11.19             11.18        10,566     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.46            $20.46           139     2020
                                                                        15.14             19.46           142     2019
                                                                        16.30             15.14           158     2018
                                                                        14.00             16.30           169     2017
                                                                        12.47             14.00           618     2016
                                                                        13.34             12.47           676     2015
                                                                        12.02             13.34           671     2014
                                                                         9.78             12.02         1,521     2013
                                                                         8.77              9.78         1,633     2012
                                                                         8.32              8.77         1,695     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-47

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.13            $13.52            --     2020
                                                                     10.42             13.13            --     2019
                                                                     11.69             10.42            --     2018
                                                                     10.41             11.69            --     2017
                                                                      9.42             10.41            --     2016
                                                                      9.92              9.42         1,341     2015
                                                                     10.00              9.92         1,431     2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $27.55            $30.61            --     2020
                                                                     21.46             27.55            --     2019
                                                                     23.28             21.46            --     2018
                                                                     19.34             23.28            --     2017
                                                                     18.26             19.34            --     2016
                                                                     18.68             18.26            --     2015
                                                                     17.25             18.68            --     2014
                                                                     13.39             17.25            --     2013
                                                                     11.52             13.39            --     2012
                                                                     12.07             11.52            --     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares               $32.52            $46.30            53     2020
                                                                     23.54             32.52            85     2019
                                                                     24.49             23.54           131     2018
                                                                     19.82             24.49           299     2017
                                                                     18.63             19.82           447     2016
                                                                     19.46             18.63           500     2015
                                                                     21.51             19.46           519     2014
                                                                     15.58             21.51           793     2013
                                                                     13.17             15.58         1,387     2012
                                                                     15.05             13.17         1,658     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $17.38            $18.61        11,133     2020
                                                                     14.79             17.38        12,919     2019
                                                                     16.07             14.79        14,908     2018
                                                                     14.67             16.07        17,234     2017
                                                                     13.78             14.67        18,837     2016
                                                                     14.17             13.78        20,653     2015
                                                                     13.39             14.17        22,519     2014
                                                                     11.53             13.39        28,494     2013
                                                                     10.63             11.53        31,576     2012
                                                                     10.70             10.63        33,007     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $36.16            $37.35            --     2020
                                                                     29.62             36.16            --     2019
                                                                     30.05             29.62            --     2018
                                                                     26.84             30.05            --     2017
                                                                     24.67             26.84            --     2016
                                                                     29.59             24.67            --     2015
                                                                     26.90             29.59            --     2014
                                                                     22.88             26.90            --     2013
                                                                     20.66             22.88            --     2012
                                                                     19.84             20.66            --     2011
-------------------------------------------------------------------------------------------------------------------

                                     B-48

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.84            $20.13            --     2020
   Service Class Shares                                                       12.34             16.84            --     2019
                                                                              12.54             12.34            --     2018
                                                                              10.01             12.54            --     2017
                                                                               9.67             10.01            --     2016
                                                                              10.00              9.67            --     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.32            $15.11            --     2020
                                                                              13.10             14.32            --     2019
                                                                              14.17             13.10            --     2018
                                                                              12.78             14.17            --     2017
                                                                              11.57             12.78            --     2016
                                                                              13.03             11.57            --     2015
                                                                              13.26             13.03            --     2014
                                                                              13.54             13.26            --     2013
                                                                              12.06             13.54            --     2012
                                                                              12.10             12.06            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $18.95            $19.60         4,602     2020
                                                                              16.89             18.95         6,353     2019
                                                                              17.74             16.89         5,670     2018
                                                                              17.01             17.74         5,936     2017
                                                                              15.47             17.01         6,923     2016
                                                                              16.08             15.47        10,811     2015
                                                                              15.91             16.08         9,100     2014
                                                                              15.39             15.91         8,930     2013
                                                                              13.77             15.39         9,647     2012
                                                                              13.62             13.77        12,656     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.12            $21.95         5,482     2020
                                                                              17.25             19.12         4,328     2019
                                                                              18.07             17.25         3,751     2018
                                                                              16.96             18.07         2,899     2017
                                                                              17.22             16.96         3,385     2016
                                                                              17.86             17.22         1,544     2015
                                                                              14.72             17.86         1,720     2014
                                                                              17.30             14.72         2,166     2013
                                                                              16.93             17.30         1,777     2012
                                                                              13.54             16.93         1,854     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.20            $11.28        34,227     2020
                                                                              11.01             11.20        23,762     2019
                                                                              11.22             11.01        22,576     2018
                                                                              11.32             11.22        30,268     2017
                                                                              11.41             11.32        30,175     2016
                                                                              11.63             11.41        36,573     2015
                                                                              11.79             11.63        49,900     2014
                                                                              12.07             11.79        52,241     2013
                                                                              11.66             12.07        51,045     2012
                                                                              11.79             11.66        52,566     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-49

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.92            $15.85        23,866     2020
                                                                 14.08             14.92        26,471     2019
                                                                 14.47             14.08        29,898     2018
                                                                 14.10             14.47        36,444     2017
                                                                 14.04             14.10        42,086     2016
                                                                 14.29             14.04        44,102     2015
                                                                 14.02             14.29        38,735     2014
                                                                 14.62             14.02        44,821     2013
                                                                 13.64             14.62        43,670     2012
                                                                 13.46             13.64        55,321     2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $40.74            $57.76            --     2020
                                                                 30.43             40.74            --     2019
                                                                 31.70             30.43            --     2018
                                                                 24.72             31.70            --     2017
                                                                 23.84             24.72            --     2016
                                                                 22.52             23.84            --     2015
                                                                 19.61             22.52            --     2014
                                                                 14.89             19.61            --     2013
                                                                 13.04             14.89            --     2012
                                                                 13.05             13.04            --     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.97            $12.53         3,400     2020
                                                                 11.27             11.97         3,442     2019
                                                                 11.69             11.27         3,278     2018
                                                                 11.58             11.69         3,500     2017
                                                                 11.49             11.58         3,458     2016
                                                                 11.80             11.49         3,647     2015
                                                                 11.48             11.80         3,737     2014
                                                                 11.90             11.48         3,727     2013
                                                                 11.51             11.90         3,305     2012
                                                                 10.98             11.51         2,735     2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $29.42            $38.44            --     2020
                                                                 21.90             29.42            --     2019
                                                                 23.01             21.90            --     2018
                                                                 18.33             23.01            --     2017
                                                                 18.29             18.33            --     2016
                                                                 18.11             18.29            --     2015
                                                                 16.23             18.11            --     2014
                                                                 12.30             16.23            --     2013
                                                                 10.41             12.30            --     2012
                                                                 10.59             10.41            --     2011
---------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares          $34.16            $31.66         1,089     2020
                                                                 27.69             34.16           945     2019
                                                                 30.03             27.69         1,019     2018
                                                                 29.01             30.03         1,021     2017
                                                                 27.46             29.01         1,204     2016
                                                                 26.85             27.46         1,263     2015
                                                                 20.82             26.85         1,256     2014
                                                                 20.74             20.82         2,613     2013
                                                                 18.16             20.74         1,097     2012
                                                                 16.90             18.16         1,283     2011
---------------------------------------------------------------------------------------------------------------

                                     B-50

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $27.02            $31.17             --    2020
                                                          21.09             27.02             --    2019
                                                          22.63             21.09             --    2018
                                                          19.05             22.63             --    2017
                                                          17.45             19.05             --    2016
                                                          17.65             17.45             --    2015
                                                          15.93             17.65             --    2014
                                                          12.34             15.93             --    2013
                                                          10.91             12.34             --    2012
                                                          10.97             10.91             --    2011
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $26.74            $29.95          1,572    2020
                                                          21.68             26.74          1,790    2019
                                                          24.55             21.68          2,054    2018
                                                          22.27             24.55          2,120    2017
                                                          18.40             22.27          2,255    2016
                                                          19.62             18.40          2,870    2015
                                                          19.33             19.62          3,006    2014
                                                          14.44             19.33          3,177    2013
                                                          12.89             14.44          4,049    2012
                                                          12.78             12.89          4,239    2011
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $16.39            $17.06        180,831    2020
                                                          14.47             16.39        201,307    2019
                                                          15.80             14.47        237,296    2018
                                                          13.97             15.80        287,699    2017
                                                          13.43             13.97        309,549    2016
                                                          13.89             13.43        364,727    2015
                                                          13.49             13.89        458,020    2014
                                                          12.00             13.49        603,766    2013
                                                          10.90             12.00        682,279    2012
                                                          11.47             10.90        811,047    2011
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.02            $14.56         26,112    2020
                                                          12.41             14.02         30,182    2019
                                                          13.59             12.41         35,622    2018
                                                          12.05             13.59         39,958    2017
                                                          11.62             12.05         45,164    2016
                                                          12.04             11.62         49,483    2015
                                                          11.72             12.04         71,016    2014
                                                          10.45             11.72        126,653    2013
                                                           9.52             10.45        144,531    2012
                                                          10.04              9.52        167,936    2011
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $25.22            $30.25             --    2020
                                                          19.57             25.22             --    2019
                                                          20.71             19.57             --    2018
                                                          17.66             20.71             --    2017
                                                          16.52             17.66             --    2016
                                                          17.29             16.52             --    2015
                                                          15.68             17.29             --    2014
                                                          11.97             15.68             --    2013
                                                          10.57             11.97             --    2012
                                                          11.13             10.57             --    2011
--------------------------------------------------------------------------------------------------------

                                     B-51

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $30.87            $39.37            --     2020
                                                             24.58             30.87            --     2019
                                                             26.66             24.58            --     2018
                                                             21.01             26.66            --     2017
                                                             21.22             21.01            --     2016
                                                             20.50             21.22            --     2015
                                                             19.64             20.50            --     2014
                                                             15.52             19.64            --     2013
                                                             14.35             15.52            --     2012
                                                             15.37             14.35            --     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $33.94            $51.65           492     2020
                                                             26.13             33.94           745     2019
                                                             27.04             26.13           933     2018
                                                             20.31             27.04         1,031     2017
                                                             21.04             20.31         1,324     2016
                                                             19.37             21.04         1,359     2015
                                                             18.08             19.37         1,612     2014
                                                             13.48             18.08         2,253     2013
                                                             11.91             13.48         3,304     2012
                                                             12.19             11.91         3,752     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $11.22            $12.27         2,932     2020
                                                             10.41             11.22         5,901     2019
                                                             13.05             10.41         5,585     2018
                                                             13.41             13.05         3,296     2017
                                                             10.98             13.41         2,371     2016
                                                             15.79             10.98         1,507     2015
                                                             20.13             15.79           997     2014
                                                             18.75             20.13           896     2013
                                                             19.75             18.75         1,036     2012
                                                             25.04             19.75           132     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.01            $44.83            --     2020
                                                             23.89             32.01            --     2019
                                                             24.36             23.89            --     2018
                                                             18.50             24.36            --     2017
                                                             18.82             18.50            --     2016
                                                             18.99             18.82            --     2015
                                                             18.69             18.99            --     2014
                                                             13.66             18.69            --     2013
                                                             11.61             13.66            --     2012
                                                             12.56             11.61            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-52

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.38            $14.26            --     2020
                                                            11.61             13.38            --     2019
                                                            12.72             11.61            --     2018
                                                            11.27             12.72         2,685     2017
                                                            11.06             11.27         2,709     2016
                                                            11.20             11.06         2,709     2015
                                                            10.72             11.20            --     2014
                                                             9.45             10.72            --     2013
                                                             8.54              9.45            --     2012
                                                             9.03              8.54            --     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.28            $20.73            --     2020
                                                            12.07             15.28            --     2019
                                                            13.74             12.07            --     2018
                                                            10.33             13.74            --     2017
                                                            10.69             10.33            --     2016
                                                            10.67             10.69            --     2015
                                                            10.44             10.67            --     2014
                                                             8.71             10.44            --     2013
                                                             7.88              8.71            --     2012
                                                            10.55              7.88            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.13            $19.12            --     2020
                                                            15.86             19.13            --     2019
                                                            17.27             15.86            --     2018
                                                            14.93             17.27            --     2017
                                                            13.78             14.93            --     2016
                                                            13.93             13.78            --     2015
                                                            13.06             13.93            --     2014
                                                             9.95             13.06            --     2013
                                                             8.70              9.95            --     2012
                                                             8.41              8.70            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.73            $ 6.71        11,422     2020
                                                             5.91              6.73        19,015     2019
                                                             7.86              5.91        22,669     2018
                                                             6.44              7.86        22,137     2017
                                                             6.66              6.44        64,600     2016
                                                             6.67              6.66        48,453     2015
                                                             7.30              6.67        44,791     2014
                                                             6.10              7.30        31,481     2013
                                                             5.48              6.10        61,017     2012
                                                             6.97              5.48        56,805     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.41            $34.82            --     2020
                                                            20.15             26.41            --     2019
                                                            20.19             20.15            --     2018
                                                            15.72             20.19            --     2017
                                                            15.74             15.72            --     2016
                                                            14.56             15.74            --     2015
                                                            13.11             14.56            --     2014
                                                             9.81             13.11            --     2013
                                                             8.62              9.81            --     2012
                                                             9.18              8.62            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-53

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $25.97            $38.93         1,959     2020
                                                                                   19.57             25.97            --     2019
                                                                                   20.29             19.57            --     2018
                                                                                   15.55             20.29            --     2017
                                                                                   15.01             15.55            --     2016
                                                                                   15.62             15.01            --     2015
                                                                                   16.36             15.62         9,775     2014
                                                                                   11.54             16.36            --     2013
                                                                                   10.31             11.54            --     2012
                                                                                   10.14             10.31            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $19.48            $25.88            --     2020
                                                                                   14.70             19.48            --     2019
                                                                                   16.02             14.70            --     2018
                                                                                   12.98             16.02            --     2017
                                                                                   13.64             12.98            --     2016
                                                                                   13.54             13.64            --     2015
                                                                                   12.05             13.54            --     2014
                                                                                    9.55             12.05            --     2013
                                                                                    8.60              9.55            --     2012
                                                                                    8.94              8.60            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.86            $12.14           979     2020
                                                                                    9.50             10.86         1,115     2019
                                                                                   10.31              9.50         2,128     2018
                                                                                    9.70             10.31         2,406     2017
                                                                                    9.47              9.70         6,025     2016
                                                                                    9.66              9.47         6,381     2015
                                                                                    9.16              9.66        10,480     2014
                                                                                    8.33              9.16        11,214     2013
                                                                                    7.61              8.33        11,670     2012
                                                                                    7.78              7.61        12,159     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $19.12            $26.15            --     2020
   Series II Shares                                                                14.10             19.12            --     2019
                                                                                   15.43             14.10            --     2018
                                                                                   12.31             15.43            --     2017
                                                                                   12.36             12.31            --     2016
                                                                                   11.92             12.36            --     2015
                                                                                   11.58             11.92            --     2014
                                                                                    8.75             11.58            --     2013
                                                                                    7.72              8.75            --     2012
                                                                                    7.85              7.72            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.96            $22.31        17,240     2020
                                                                                   14.01             17.96         4,738     2019
                                                                                   16.58             14.01         6,419     2018
                                                                                   12.47             16.58        13,888     2017
                                                                                   12.80             12.47        14,229     2016
                                                                                   12.66             12.80        20,134     2015
                                                                                   12.72             12.66        23,630     2014
                                                                                   10.26             12.72        18,070     2013
                                                                                    8.70             10.26        21,439     2012
                                                                                    9.75              8.70        26,944     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-54

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $20.00            $22.18             --    2020
                                                                            15.56             20.00         27,774    2019
                                                                            17.36             15.56         37,267    2018
                                                                            15.26             17.36         33,007    2017
                                                                            14.05             15.26         38,814    2016
                                                                            13.97             14.05         27,423    2015
                                                                            12.97             13.97         32,382    2014
                                                                            10.12             12.97         35,317    2013
                                                                             8.90             10.12         43,394    2012
                                                                             9.15              8.90        105,849    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $18.93            $22.10          3,444    2020
   Series II Shares                                                         15.39             18.93          4,514    2019
                                                                            17.63             15.39          5,770    2018
                                                                            15.87             17.63          9,763    2017
                                                                            13.82             15.87         11,233    2016
                                                                            15.09             13.82         18,587    2015
                                                                            13.85             15.09         20,206    2014
                                                                            10.10             13.85         33,151    2013
                                                                             8.80             10.10         43,941    2012
                                                                             9.24              8.80         53,302    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.07            $30.65             --    2020
                                                                            16.55             22.07             --    2019
                                                                            17.60             16.55             --    2018
                                                                            14.17             17.60             --    2017
                                                                            14.20             14.17             --    2016
                                                                            13.86             14.20             --    2015
                                                                            13.11             13.86             --    2014
                                                                             9.59             13.11             --    2013
                                                                            10.00              9.59             --    2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $23.20            $32.13             --    2020
                                                                            17.43             23.20             --    2019
                                                                            18.59             17.43             --    2018
                                                                            15.00             18.59             --    2017
                                                                            15.07             15.00             --    2016
                                                                            14.75             15.07             --    2015
                                                                            13.98             14.75             --    2014
                                                                            10.25             13.98             --    2013
                                                                             9.27             10.25             --    2012
                                                                            10.15              9.27             --    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $17.88            $17.25             --    2020
                                                                            14.67             17.88             --    2019
                                                                            17.16             14.67             --    2018
                                                                            14.96             17.16             --    2017
                                                                            13.11             14.96         23,633    2016
                                                                            14.33             13.11             --    2015
                                                                            13.46             14.33             --    2014
                                                                            10.17             13.46             --    2013
                                                                             8.77             10.17             --    2012
                                                                             9.18              8.77             --    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-55

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.04            $20.04            --     2020
                                                                      14.34             18.04        30,781     2019
                                                                      16.23             14.34        40,398     2018
                                                                      14.70             16.23        35,536     2017
                                                                      13.66             14.70        36,207     2016
                                                                      14.87             13.66            --     2015
                                                                      14.09             14.87            --     2014
                                                                      11.18             14.09            --     2013
                                                                      10.06             11.18            --     2012
                                                                      10.32             10.06            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.45            $16.52        15,548     2020
                                                                      13.19             15.45        18,167     2019
                                                                      14.98             13.19        20,474     2018
                                                                      13.86             14.98        21,720     2017
                                                                      12.38             13.86        23,537     2016
                                                                      13.02             12.38        26,388     2015
                                                                      12.27             13.02        25,592     2014
                                                                      10.08             12.27        28,349     2013
                                                                       9.19             10.08        44,021     2012
                                                                       9.54              9.19        88,775     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $13.49            $14.97            --     2020
                                                                      10.79             13.49        12,648     2019
                                                                      13.04             10.79        16,724     2018
                                                                      10.89             13.04        17,817     2017
                                                                      11.24             10.89        11,007     2016
                                                                      11.84             11.24        28,591     2015
                                                                      12.12             11.84        19,121     2014
                                                                      10.47             12.12        18,981     2013
                                                                       9.31             10.47        21,057     2012
                                                                      10.26              9.31        16,812     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.30            $12.64            --     2020
                                                                       9.69             12.30            --     2019
                                                                      12.32              9.69            --     2018
                                                                      10.77             12.32            --     2017
                                                                       9.37             10.77            --     2016
                                                                      10.75              9.37            --     2015
                                                                      10.35             10.75            --     2014
                                                                       7.96             10.35            --     2013
                                                                       6.94              7.96            --     2012
                                                                       7.36              6.94            --     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.60            $12.39         6,110     2020
                                                                      10.92             11.60        18,281     2019
                                                                      11.52             10.92        20,580     2018
                                                                      11.39             11.52        20,078     2017
                                                                      11.18             11.39        21,101     2016
                                                                      11.75             11.18         5,745     2015
                                                                      11.66             11.75        31,950     2014
                                                                      13.06             11.66        31,919     2013
                                                                      12.47             13.06        27,812     2012
                                                                      11.44             12.47        31,183     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-56

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.11            $21.14             --    2020
                                                                               14.43             18.11             --    2019
                                                                               15.85             14.43             --    2018
                                                                               14.27             15.85             --    2017
                                                                               11.85             14.27             --    2016
                                                                               13.04             11.85             --    2015
                                                                               12.72             13.04             --    2014
                                                                                9.18             12.72             --    2013
                                                                                8.30              9.18             --    2012
                                                                                8.74              8.30             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.13            $17.23             --    2020
                                                                               14.22             17.13          7,498    2019
                                                                               15.86             14.22          9,407    2018
                                                                               15.05             15.86         10,879    2017
                                                                               13.11             15.05         19,510    2016
                                                                               14.32             13.11             --    2015
                                                                               13.39             14.32             --    2014
                                                                                9.97             13.39             --    2013
                                                                                8.98              9.97             --    2012
                                                                                9.47              8.98             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.76            $17.39         98,974    2020
                                                                               12.85             14.76        125,325    2019
                                                                               14.26             12.85        140,311    2018
                                                                               12.85             14.26        151,003    2017
                                                                               12.69             12.85        181,711    2016
                                                                               13.14             12.69        197,280    2015
                                                                               13.22             13.14        263,268    2014
                                                                               11.84             13.22        274,790    2013
                                                                               11.04             11.84        298,834    2012
                                                                               11.74             11.04        343,816    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $23.45            $32.82             --    2020
                                                                               18.17             23.45             --    2019
                                                                               18.13             18.17             --    2018
                                                                               14.38             18.13             --    2017
                                                                               13.70             14.38             --    2016
                                                                               13.70             13.70             --    2015
                                                                               12.33             13.70             --    2014
                                                                                9.46             12.33             --    2013
                                                                                8.45              9.46             --    2012
                                                                                8.46              8.45             --    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.48            $21.21         25,120    2020
                                                                               12.82             16.48          7,771    2019
                                                                               13.47             12.82         10,462    2018
                                                                               10.38             13.47         21,258    2017
                                                                               10.00             10.38             --    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.85            $12.58             --    2020
                                                                                9.71             11.85             --    2019
                                                                               11.97              9.71             --    2018
                                                                                9.64             11.97             --    2017
                                                                               10.00              9.64             --    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-57

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $11.81            $11.75         6,430     2020
                                                                       11.30             11.81        14,397     2019
                                                                       11.60             11.30        19,692     2018
                                                                       11.49             11.60         9,916     2017
                                                                       10.81             11.49        10,392     2016
                                                                       11.20             10.81        11,880     2015
                                                                       11.41             11.20        26,911     2014
                                                                       11.26             11.41        26,217     2013
                                                                       10.76             11.26        19,441     2012
                                                                       10.76             10.76            --     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $17.42            $17.92            --     2020
                                                                       15.64             17.42            --     2019
                                                                       16.61             15.64            --     2018
                                                                       15.97             16.61            --     2017
                                                                       14.30             15.97            --     2016
                                                                       15.07             14.30            --     2015
                                                                       15.08             15.07            --     2014
                                                                       14.48             15.08            --     2013
                                                                       12.99             14.48            --     2012
                                                                       12.69             12.99            --     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $23.90            $29.95         2,486     2020
                                                                       18.35             23.90            --     2019
                                                                       18.16             18.35            --     2018
                                                                       14.55             18.16            --     2017
                                                                       14.42             14.55            --     2016
                                                                       13.92             14.42            --     2015
                                                                       13.04             13.92            --     2014
                                                                        9.57             13.04            --     2013
                                                                        8.39              9.57            --     2012
                                                                        9.94              8.39        27,942     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $18.75            $22.34        19,440     2020
                                                                       15.48             18.75        21,537     2019
                                                                       16.61             15.48        23,718     2018
                                                                       14.67             16.61        25,710     2017
                                                                       14.05             14.67        30,661     2016
                                                                       14.35             14.05        32,873     2015
                                                                       13.37             14.35        25,610     2014
                                                                       11.49             13.37        23,498     2013
                                                                       10.26             11.49        24,764     2012
                                                                       10.94             10.26        79,560     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $20.97            $26.64            --     2020
                                                                       16.38             20.97         6,120     2019
                                                                       17.98             16.38         8,256     2018
                                                                       15.16             17.98        15,975     2017
                                                                       14.43             15.16        11,683     2016
                                                                       14.73             14.43        53,418     2015
                                                                       13.52             14.73        61,604     2014
                                                                       10.58             13.52        73,371     2013
                                                                        9.34             10.58        89,747     2012
                                                                        9.85              9.34            --     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-58

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.08            $27.42            --     2020
                                                                         16.65             21.08            --     2019
                                                                         18.00             16.65            --     2018
                                                                         14.94             18.00            --     2017
                                                                         14.92             14.94            --     2016
                                                                         15.14             14.92            --     2015
                                                                         14.02             15.14            --     2014
                                                                         10.40             14.02            --     2013
                                                                          8.72             10.40            --     2012
                                                                          9.19              8.72            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.55            $17.18        31,253     2020
                                                                         13.35             16.55         7,745     2019
                                                                         14.96             13.35        10,074     2018
                                                                         13.61             14.96        11,544     2017
                                                                         11.85             13.61            --     2016
                                                                         12.69             11.85        27,195     2015
                                                                         11.99             12.69        29,780     2014
                                                                          9.62             11.99        38,113     2013
                                                                          8.42              9.62        45,482     2012
                                                                          8.58              8.42            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $19.67            $20.65            --     2020
                                                                         15.55             19.67            --     2019
                                                                         17.56             15.55            --     2018
                                                                         15.43             17.56            --     2017
                                                                         13.66             15.43            --     2016
                                                                         14.37             13.66            --     2015
                                                                         13.36             14.37            --     2014
                                                                         10.28             13.36            --     2013
                                                                          8.91             10.28            --     2012
                                                                          9.01              8.91            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $30.68            $50.35         7,624     2020
                                                                         22.38             30.68            --     2019
                                                                         20.45             22.38            --     2018
                                                                         15.62             20.45            --     2017
                                                                         16.00             15.62            --     2016
                                                                         15.57             16.00        20,088     2015
                                                                         14.26             15.57         9,719     2014
                                                                         10.63             14.26        10,708     2013
                                                                         10.00             10.63        13,769     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $25.71            $36.00            --     2020
                                                                         19.67             25.71            --     2019
                                                                         20.25             19.67            --     2018
                                                                         15.40             20.25            --     2017
                                                                         15.70             15.40            --     2016
                                                                         15.05             15.70            --     2015
                                                                         13.90             15.05            --     2014
                                                                         10.48             13.90            --     2013
                                                                          9.39             10.48            --     2012
                                                                          9.63              9.39            --     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-59

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.22            $13.02         29,051    2020
                                                                  11.45             12.22         34,671    2019
                                                                  11.84             11.45         39,388    2018
                                                                  11.67             11.84         68,084    2017
                                                                  11.45             11.67         71,994    2016
                                                                  11.83             11.45         67,278    2015
                                                                  11.49             11.83         44,558    2014
                                                                  12.02             11.49         51,908    2013
                                                                  11.67             12.02         54,565    2012
                                                                  11.18             11.67             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.15            $20.87             --    2020
                                                                  15.11             18.15         11,771    2019
                                                                  18.17             15.11         14,697    2018
                                                                  15.45             18.17         15,893    2017
                                                                  14.15             15.45         19,073    2016
                                                                  14.75             14.15         18,085    2015
                                                                  14.26             14.75         36,030    2014
                                                                  10.76             14.26         32,188    2013
                                                                   9.63             10.76         40,992    2012
                                                                  11.07              9.63             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.40            $18.34             --    2020
                                                                  13.30             17.40             --    2019
                                                                  16.53             13.30             --    2018
                                                                  14.23             16.53             --    2017
                                                                  13.35             14.23             --    2016
                                                                  14.14             13.35             --    2015
                                                                  13.60             14.14             --    2014
                                                                  10.71             13.60             --    2013
                                                                   8.64             10.71             --    2012
                                                                   9.74              8.64             --    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.58            $13.71         15,281    2020
                                                                  10.76             12.58         16,516    2019
                                                                  12.20             10.76         17,835    2018
                                                                  11.17             12.20         19,059    2017
                                                                  10.12             11.17         20,389    2016
                                                                  11.06             10.12         20,857    2015
                                                                  11.02             11.06         20,857    2014
                                                                   9.13             11.02         20,857    2013
                                                                   8.12              9.13         20,857    2012
                                                                   8.45              8.12             --    2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $15.82            $15.53        157,242    2020
                                                                  13.97             15.82        173,163    2019
                                                                  14.97             13.97        193,889    2018
                                                                  13.99             14.97        231,352    2017
                                                                  12.57             13.99        278,536    2016
                                                                  13.87             12.57        326,737    2015
                                                                  13.59             13.87        382,075    2014
                                                                  12.23             13.59        402,995    2013
                                                                  11.13             12.23        510,934    2012
                                                                  11.14             11.13        598,993    2011
----------------------------------------------------------------------------------------------------------------

                                     B-60

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $14.83            $13.73            --     2020
                                                                        12.40             14.83            --     2019
                                                                        13.98             12.40            --     2018
                                                                        13.23             13.98            --     2017
                                                                        11.68             13.23            --     2016
                                                                        12.60             11.68            --     2015
                                                                        12.06             12.60            --     2014
                                                                         9.64             12.06            --     2013
                                                                         8.65              9.64            --     2012
                                                                         8.96              8.65        27,319     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.27            $11.63            --     2020
                                                                        10.03             11.27            --     2019
                                                                        12.08             10.03            --     2018
                                                                        10.45             12.08            --     2017
                                                                         9.77             10.45            --     2016
                                                                        10.71              9.77            --     2015
                                                                        11.30             10.71            --     2014
                                                                         8.86             11.30            --     2013
                                                                         7.50              8.86            --     2012
                                                                         8.26              7.50            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.65            $ 8.46        11,676     2020
                                                                         8.71              8.65        18,853     2019
                                                                         8.80              8.71         3,065     2018
                                                                         8.97              8.80        24,031     2017
                                                                         9.19              8.97        44,067     2016
                                                                         9.42              9.19        73,637     2015
                                                                         9.66              9.42            --     2014
                                                                         9.90              9.66        31,713     2013
                                                                        10.00              9.90         8,401     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.64            $24.07        10,103     2020
                                                                        18.14             21.64        10,910     2019
                                                                        18.52             18.14        11,879     2018
                                                                        16.07             18.52        13,094     2017
                                                                        15.79             16.07        25,000     2016
                                                                        16.12             15.79        29,468     2015
                                                                        15.26             16.12        37,749     2014
                                                                        13.06             15.26        39,599     2013
                                                                        11.81             13.06        44,090     2012
                                                                        11.94             11.81        47,506     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.11            $40.84            --     2020
                                                                        22.56             30.11            --     2019
                                                                        22.73             22.56            --     2018
                                                                        17.93             22.73            --     2017
                                                                        18.03             17.93         9,874     2016
                                                                        16.51             18.03        10,695     2015
                                                                        15.60             16.51        13,767     2014
                                                                        12.22             15.60        14,706     2013
                                                                        10.11             12.22        18,019     2012
                                                                        11.14             10.11        15,428     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-61

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.84            $23.94            --     2020
                                                                        17.13             20.84            --     2019
                                                                        19.21             17.13            --     2018
                                                                        16.97             19.21            --     2017
                                                                        17.24             16.97            --     2016
                                                                        18.02             17.24            --     2015
                                                                        15.38             18.02            --     2014
                                                                        10.70             15.38            --     2013
                                                                         9.26             10.70            --     2012
                                                                         9.29              9.26            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $18.84            $19.75            --     2020
                                                                        14.69             18.84            --     2019
                                                                        15.86             14.69            --     2018
                                                                        13.66             15.86           951     2017
                                                                        12.20             13.66         1,081     2016
                                                                        13.09             12.20         1,245     2015
                                                                        11.82             13.09         1,534     2014
                                                                         9.64             11.82         1,766     2013
                                                                         8.66              9.64         2,036     2012
                                                                         8.25              8.66         2,292     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $12.96            $13.31            --     2020
                                                                        10.31             12.96            --     2019
                                                                        11.60             10.31            --     2018
                                                                        10.36             11.60            --     2017
                                                                         9.39             10.36            --     2016
                                                                         9.91              9.39            --     2015
                                                                        10.00              9.91            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.07            $24.45            --     2020
                                                                        17.23             22.07            --     2019
                                                                        18.74             17.23            --     2018
                                                                        15.61             18.74            --     2017
                                                                        14.78             15.61            --     2016
                                                                        15.15             14.78            --     2015
                                                                        14.03             15.15            --     2014
                                                                        10.92             14.03            --     2013
                                                                         9.42             10.92            --     2012
                                                                         9.89              9.42            --     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.94            $17.03        13,106     2020
                                                                        13.60             15.94        14,906     2019
                                                                        14.82             13.60        16,626     2018
                                                                        13.56             14.82        17,703     2017
                                                                        12.77             13.56        18,684     2016
                                                                        13.17             12.77        19,990     2015
                                                                        12.47             13.17        23,813     2014
                                                                        10.77             12.47        25,385     2013
                                                                         9.95             10.77        36,778     2012
                                                                        10.04              9.95        69,205     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-62

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $23.40            $24.11            --     2020
                                                                              19.22             23.40            --     2019
                                                                              19.55             19.22            --     2018
                                                                              17.50             19.55            --     2017
                                                                              16.13             17.50            --     2016
                                                                              19.40             16.13            --     2015
                                                                              17.68             19.40            --     2014
                                                                              15.07             17.68            --     2013
                                                                              13.65             15.07            --     2012
                                                                              13.14             13.65            --     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.64            $19.83            --     2020
   Service Class Shares                                                       12.22             16.64            --     2019
                                                                              12.46             12.22            --     2018
                                                                               9.97             12.46            --     2017
                                                                               9.65              9.97            --     2016
                                                                              10.00              9.65            --     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.50            $14.21            --     2020
                                                                              12.39             13.50            --     2019
                                                                              13.43             12.39            --     2018
                                                                              12.14             13.43            --     2017
                                                                              11.02             12.14            --     2016
                                                                              12.44             11.02            --     2015
                                                                              12.70             12.44            --     2014
                                                                              13.00             12.70            --     2013
                                                                              11.61             13.00            --     2012
                                                                              11.68             11.61            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.38            $16.89         4,487     2020
                                                                              14.63             16.38        10,383     2019
                                                                              15.41             14.63         9,138     2018
                                                                              14.82             15.41         7,463     2017
                                                                              13.51             14.82         8,085     2016
                                                                              14.08             13.51        23,954     2015
                                                                              13.97             14.08        16,163     2014
                                                                              13.54             13.97        10,730     2013
                                                                              12.14             13.54        10,781     2012
                                                                              12.05             12.14        19,361     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.13            $20.77        10,895     2020
                                                                              16.41             18.13         9,232     2019
                                                                              17.23             16.41         8,317     2018
                                                                              16.21             17.23         6,703     2017
                                                                              16.50             16.21         7,463     2016
                                                                              17.16             16.50            --     2015
                                                                              14.18             17.16            --     2014
                                                                              16.70             14.18            --     2013
                                                                              16.40             16.70            --     2012
                                                                              13.15             16.40            --     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-63

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.91            $10.96        34,382     2020
                                                                 10.75             10.91        11,666     2019
                                                                 10.98             10.75        12,551     2018
                                                                 11.11             10.98        10,468     2017
                                                                 11.23             11.11        10,772     2016
                                                                 11.48             11.23        28,578     2015
                                                                 11.66             11.48        85,147     2014
                                                                 11.97             11.66        76,795     2013
                                                                 11.60             11.97        73,127     2012
                                                                 11.76             11.60        80,628     2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.18            $15.03        20,099     2020
                                                                 13.42             14.18        29,882     2019
                                                                 13.83             13.42        37,015     2018
                                                                 13.51             13.83        58,333     2017
                                                                 13.49             13.51        62,251     2016
                                                                 13.76             13.49        71,276     2015
                                                                 13.53             13.76        43,772     2014
                                                                 14.15             13.53        49,593     2013
                                                                 13.24             14.15        46,434     2012
                                                                 13.09             13.24        59,129     2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $34.77            $49.17            --     2020
                                                                 26.04             34.77            --     2019
                                                                 27.19             26.04            --     2018
                                                                 21.26             27.19            --     2017
                                                                 20.56             21.26            --     2016
                                                                 19.47             20.56            --     2015
                                                                 17.00             19.47            --     2014
                                                                 12.94             17.00            --     2013
                                                                 11.36             12.94            --     2012
                                                                 11.40             11.36            --     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.49            $12.00            --     2020
                                                                 10.85             11.49            --     2019
                                                                 11.28             10.85            --     2018
                                                                 11.20             11.28            --     2017
                                                                 11.15             11.20            --     2016
                                                                 11.48             11.15            --     2015
                                                                 11.19             11.48            --     2014
                                                                 11.63             11.19            --     2013
                                                                 11.28             11.63            --     2012
                                                                 10.78             11.28            --     2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $26.43            $34.46            --     2020
                                                                 19.73             26.43            --     2019
                                                                 20.78             19.73            --     2018
                                                                 16.60             20.78            --     2017
                                                                 16.61             16.60            --     2016
                                                                 16.48             16.61            --     2015
                                                                 14.81             16.48            --     2014
                                                                 11.26             14.81            --     2013
                                                                  9.55             11.26            --     2012
                                                                  9.74              9.55            --     2011
---------------------------------------------------------------------------------------------------------------

                                     B-64

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.70            $19.13           3,998   2020
                                                                16.82             20.70           4,171   2019
                                                                18.29             16.82           5,232   2018
                                                                17.71             18.29           6,297   2017
                                                                16.81             17.71           6,851   2016
                                                                16.48             16.81           7,772   2015
                                                                12.81             16.48           9,150   2014
                                                                12.80             12.81          17,547   2013
                                                                11.23             12.80           5,769   2012
                                                                10.48             11.23           7,087   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.49            $25.87              --   2020
                                                                17.59             22.49              --   2019
                                                                18.93             17.59              --   2018
                                                                15.97             18.93              --   2017
                                                                14.67             15.97              --   2016
                                                                14.87             14.67              --   2015
                                                                13.46             14.87              --   2014
                                                                10.46             13.46              --   2013
                                                                 9.26             10.46              --   2012
                                                                 9.34              9.26              --   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $19.54            $21.83              --   2020
                                                                15.88             19.54              --   2019
                                                                18.03             15.88              --   2018
                                                                16.40             18.03              --   2017
                                                                13.58             16.40              --   2016
                                                                14.52             13.58              --   2015
                                                                14.35             14.52              --   2014
                                                                10.75             14.35              --   2013
                                                                 9.61             10.75              --   2012
                                                                 9.56              9.61              --   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.54            $14.02         271,599   2020
                                                                12.01             13.54         376,973   2019
                                                                13.19             12.01         426,311   2018
                                                                11.73             13.19         488,330   2017
                                                                11.33             11.73         571,009   2016
                                                                11.77             11.33         639,679   2015
                                                                11.49             11.77         769,330   2014
                                                                10.27             11.49         824,318   2013
                                                                 9.38             10.27         964,629   2012
                                                                 9.92              9.38       1,055,287   2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $21.66            $25.91              --   2020
                                                                16.85             21.66              --   2019
                                                                17.88             16.85              --   2018
                                                                15.29             17.88              --   2017
                                                                14.34             15.29              --   2016
                                                                15.04             14.34              --   2015
                                                                13.67             15.04              --   2014
                                                                10.47             13.67              --   2013
                                                                 9.27             10.47              --   2012
                                                                 9.78              9.27              --   2011
--------------------------------------------------------------------------------------------------------------

                                     B-65

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.09            $26.83            --     2020
                                                             16.84             21.09            --     2019
                                                             18.31             16.84            --     2018
                                                             14.47             18.31            --     2017
                                                             14.65             14.47            --     2016
                                                             14.18             14.65            --     2015
                                                             13.63             14.18            --     2014
                                                             10.80             13.63            --     2013
                                                             10.01             10.80            --     2012
                                                             10.74             10.01            --     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $27.23            $41.32            --     2020
                                                             21.01             27.23            --     2019
                                                             21.80             21.01            --     2018
                                                             16.41             21.80            --     2017
                                                             17.05             16.41            --     2016
                                                             15.74             17.05            --     2015
                                                             14.72             15.74            --     2014
                                                             11.01             14.72            --     2013
                                                              9.75             11.01            --     2012
                                                             10.00              9.75            --     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 5.88            $ 6.41        11,953     2020
                                                              5.47              5.88        29,264     2019
                                                              6.87              5.47        32,755     2018
                                                              7.08              6.87        25,831     2017
                                                              5.81              7.08        16,573     2016
                                                              8.38              5.81        10,917     2015
                                                             10.71              8.38         9,207     2014
                                                             10.00             10.71         7,109     2013
                                                             10.56             10.00         7,361     2012
                                                             13.42             10.56            --     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $31.25            $43.65            --     2020
                                                             23.37             31.25            --     2019
                                                             23.90             23.37            --     2018
                                                             18.20             23.90            --     2017
                                                             18.56             18.20            --     2016
                                                             18.77             18.56            --     2015
                                                             18.53             18.77            --     2014
                                                             13.58             18.53            --     2013
                                                             11.56             13.58            --     2012
                                                             12.55             11.56            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-66

  Lifetime Income Plus (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.36            $10.99            --
                                                                                      10.00             10.36            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                     $10.55            $14.24            --
                                                                                      10.00             10.55            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.61            $10.55            --
                                                                                      10.00             10.61            --
--------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                        $10.59            $10.50           910
                                                                                      10.00             10.59           299
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.82            $14.19            --
                                                                                      10.00             10.82            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                           $10.25            $15.29           603
                                                                                      10.00             10.25            --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.86            $14.36            --
                                                                                      10.00             10.86            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.30            $11.45            --
                                                                                      10.00             10.30            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                          $10.37            $14.12            --
   Series II Shares                                                                   10.00             10.37            --
-                                                                              -------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.62            $13.12         3,658
                                                                                      10.00             10.62           198
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.58            $11.68            --
                                                                                      10.00             10.58         1,294
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.78            $12.52           751
                                                                                      10.00             10.78           195
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.88            $15.03            --
                                                                                      10.00             10.88            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $10.87            $14.98            --
                                                                                      10.00             10.87            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.70            $10.27            --
                                                                                      10.00             10.70            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.68            $11.80            --
                                                                                      10.00             10.68         1,282
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.41            $11.08            --
                                                                                      10.00             10.41            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.54            $11.64            --
                                                                                      10.00             10.54           399
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.67            $10.91            --
                                                                                      10.00             10.67            --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.06            $10.70           887
                                                                                      10.00             10.06           522
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                    2020
   Series II Shares                                                            2019
-                                                                              ----
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-67

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.58            $12.29            --     2020
                                                                               10.00             10.58            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.58            $10.58            --     2020
                                                                               10.00             10.58           299     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.47            $12.27            --     2020
                                                                               10.00             10.47            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.27            $14.29            --     2020
                                                                               10.00             10.27            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.52            $13.47         4,960     2020
                                                                               10.00             10.52           300     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.75            $11.36            --     2020
                                                                               10.00             10.75            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.07            $ 9.97           951     2020
                                                                               10.00             10.07           418     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.22            $10.46            --     2020
                                                                               10.00             10.22            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.31            $12.86           715     2020
                                                                               10.00             10.31            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.61            $12.58            --     2020
                                                                               10.00             10.61            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.60            $13.40            --     2020
                                                                               10.00             10.60           298     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.63            $13.76            --     2020
                                                                               10.00             10.63            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.71            $11.06         6,075     2020
                                                                               10.00             10.71           295     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.95            $11.43            --     2020
                                                                               10.00             10.95            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.86            $17.74         2,674     2020
                                                                               10.00             10.86            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.75            $14.98            --     2020
                                                                               10.00             10.75            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.13            $10.73         4,426     2020
                                                                               10.00             10.13         1,036     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.34            $11.83            --     2020
                                                                               10.00             10.34           510     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.79            $11.31            --     2020
                                                                               10.00             10.79            --     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-68

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.42            $11.30            --     2020
                                                                              10.00             10.42            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.28            $10.05         7,185     2020
                                                                              10.00             10.28         7,064     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.56            $ 9.73            --     2020
                                                                              10.00             10.56            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.62            $10.90            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.93            $ 9.67            --     2020
                                                                              10.00              9.93            --     2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.61            $11.74            --     2020
                                                                              10.00             10.61            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.79            $14.56            --     2020
                                                                              10.00             10.79            --     2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.97            $12.53            --     2020
                                                                              10.00             10.97            --     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.67            $11.13            --     2020
                                                                              10.00             10.67            --     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.61            $10.84            --     2020
                                                                              10.00             10.61            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.60            $11.68            --     2020
                                                                              10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.45            $11.11            --     2020
                                                                              10.00             10.45            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.50            $10.76            --     2020
                                                                              10.00             10.50            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.94            $12.97            --     2020
   Service Class Shares                                                       10.00             10.94            --     2019
-                                                                      -----------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.18            $10.67            --     2020
                                                                              10.00             10.18            --     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.23            $10.50           906     2020
                                                                              10.00             10.23           411     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.14            $11.56         2,467     2020
                                                                              10.00             10.14           411     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.99            $ 9.99         4,737     2020
                                                                              10.00              9.99           316     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.08            $10.63         3,569     2020
                                                                              10.00             10.08         1,041     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-69

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $11.01            $15.48            --     2020
                                                                10.00             11.01            --     2019
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.08            $10.47            --     2020
                                                                10.00             10.08            --     2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.04            $14.32            --     2020
                                                                10.00             11.04            --     2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.23            $ 9.41         1,029     2020
                                                                10.00             10.23           207     2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.79            $12.34            --     2020
                                                                10.00             10.79            --     2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.60            $11.78            --     2020
                                                                10.00             10.60            --     2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.23            $10.54         6,920     2020
                                                                10.00             10.23         7,032     2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.77            $12.81            --     2020
                                                                10.00             10.77            --     2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.67            $13.51            --     2020
                                                                10.00             10.67            --     2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.69            $16.15            --     2020
                                                                10.00             10.69            --     2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.71            $10.53           900     2020
                                                                10.00              9.71           436     2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.42            $14.48            --     2020
                                                                10.00             10.42            --     2019
--------------------------------------------------------------------------------------------------------------

                                     B-70

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.22            $14.07         4,271     2020
                                                            11.47             13.22         4,404     2019
                                                            12.58             11.47         4,506     2018
                                                            11.17             12.58         7,289     2017
                                                            10.97             11.17         9,226     2016
                                                            11.11             10.97        10,818     2015
                                                            10.65             11.11        11,676     2014
                                                             9.40             10.65        15,947     2013
                                                             8.51              9.40        16,455     2012
                                                             9.00              8.51        17,276     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.49            $19.64            --     2020
                                                            11.46             14.49            --     2019
                                                            13.06             11.46            --     2018
                                                             9.83             13.06            --     2017
                                                            10.18              9.83            --     2016
                                                            10.18             10.18            --     2015
                                                             9.96             10.18            --     2014
                                                             8.32              9.96            --     2013
                                                             7.54              8.32            --     2012
                                                            10.10              7.54            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.59            $16.56            --     2020
                                                            13.77             16.59            --     2019
                                                            15.01             13.77            --     2018
                                                            12.98             15.01            --     2017
                                                            12.00             12.98            --     2016
                                                            12.14             12.00            --     2015
                                                            11.40             12.14            --     2014
                                                             8.69             11.40            --     2013
                                                             7.60              8.69            --     2012
                                                             7.36              7.60            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.70            $ 5.67         9,276     2020
                                                             5.00              5.70        21,121     2019
                                                             6.67              5.00        25,879     2018
                                                             5.47              6.67        23,898     2017
                                                             5.66              5.47        70,447     2016
                                                             5.67              5.66        55,988     2015
                                                             6.22              5.67        51,036     2014
                                                             5.20              6.22        41,499     2013
                                                             4.67              5.20        82,942     2012
                                                             5.95              4.67        79,339     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $25.76            $33.93            --     2020
                                                            19.67             25.76            --     2019
                                                            19.73             19.67            --     2018
                                                            15.38             19.73            --     2017
                                                            15.42             15.38            --     2016
                                                            14.27             15.42            --     2015
                                                            12.86             14.27            --     2014
                                                             9.63             12.86            --     2013
                                                             8.47              9.63            --     2012
                                                             9.03              8.47            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-71

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $25.89            $38.77         1,363     2020
                                                                                   19.54             25.89            --     2019
                                                                                   20.27             19.54            --     2018
                                                                                   15.55             20.27            --     2017
                                                                                   15.02             15.55            --     2016
                                                                                   15.66             15.02            --     2015
                                                                                   16.41             15.66         9,456     2014
                                                                                   11.58             16.41            --     2013
                                                                                   10.36             11.58            --     2012
                                                                                   10.20             10.36            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.06            $23.98            --     2020
                                                                                   13.65             18.06            --     2019
                                                                                   14.89             13.65            --     2018
                                                                                   12.08             14.89            --     2017
                                                                                   12.70             12.08            --     2016
                                                                                   12.62             12.70            --     2015
                                                                                   11.25             12.62            --     2014
                                                                                    8.92             11.25            --     2013
                                                                                    8.04              8.92            --     2012
                                                                                    8.37              8.04            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 9.59            $10.71         2,027     2020
                                                                                    8.40              9.59         2,191     2019
                                                                                    9.12              8.40         2,429     2018
                                                                                    8.59              9.12         2,648     2017
                                                                                    8.40              8.59         9,401     2016
                                                                                    8.57              8.40        10,581     2015
                                                                                    8.14              8.57        12,404     2014
                                                                                    7.40              8.14        11,487     2013
                                                                                    6.78              7.40        12,365     2012
                                                                                    6.93              6.78        15,535     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $19.05            $26.03            --     2020
   Series II Shares                                                                14.06             19.05            --     2019
                                                                                   15.40             14.06            --     2018
                                                                                   12.30             15.40            --     2017
                                                                                   12.37             12.30            --     2016
                                                                                   11.93             12.37            --     2015
                                                                                   11.60             11.93            --     2014
                                                                                    8.78             11.60            --     2013
                                                                                    7.76              8.78            --     2012
                                                                                    7.89              7.76            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $15.98            $19.83        13,298     2020
                                                                                   12.47             15.98         5,001     2019
                                                                                   14.78             12.47         6,929     2018
                                                                                   11.13             14.78        14,284     2017
                                                                                   11.44             11.13        14,784     2016
                                                                                   11.32             11.44        22,135     2015
                                                                                   11.38             11.32        25,671     2014
                                                                                    9.20             11.38        22,098     2013
                                                                                    7.80              9.20        27,455     2012
                                                                                    8.75              7.80        35,294     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-72

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $17.77            $19.69             --
                                                                                      13.84             17.77         29,368
                                                                                      15.46             13.84         40,073
                                                                                      13.60             15.46         34,031
                                                                                      12.54             13.60         40,428
                                                                                      12.48             12.54         30,262
                                                                                      11.60             12.48         35,147
                                                                                       9.05             11.60         43,404
                                                                                       7.97              9.05         55,594
                                                                                       8.20              7.97        139,274
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $17.66            $20.59          2,548
                                                                                      14.37             17.66          4,544
                                                                                      16.48             14.37          5,861
                                                                                      14.85             16.48          9,564
                                                                                      12.95             14.85         11,120
                                                                                      14.15             12.95         19,423
                                                                                      13.00             14.15         20,899
                                                                                       9.49             13.00         38,835
                                                                                       8.27              9.49         53,569
                                                                                       8.70              8.27         66,913
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $21.90            $30.38             --
                                                                                      16.43             21.90             --
                                                                                      17.50             16.43             --
                                                                                      14.10             17.50             --
                                                                                      14.15             14.10             --
                                                                                      13.83             14.15             --
                                                                                      13.08             13.83             --
                                                                                       9.58             13.08             --
                                                                                      10.00              9.58             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $15.52            $14.96             --
                                                                                      12.75             15.52             --
                                                                                      14.93             12.75             --
                                                                                      13.03             14.93             --
                                                                                      11.43             13.03         25,231
                                                                                      12.50             11.43             --
                                                                                      11.76             12.50             --
                                                                                       8.90             11.76            203
                                                                                       7.68              8.90            241
                                                                                       8.05              7.68            257
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $15.58            $17.29             --
                                                                                      12.40             15.58         33,515
                                                                                      14.05             12.40         44,717
                                                                                      12.73             14.05         37,637
                                                                                      11.85             12.73         38,748
                                                                                      12.90             11.85             --
                                                                                      12.25             12.90             --
                                                                                       9.72             12.25             --
                                                                                       8.76              9.72             --
                                                                                       9.00              8.76             --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-73

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.25            $16.29         5,861     2020
                                                                               13.04             15.25         6,298     2019
                                                                               14.82             13.04         6,852     2018
                                                                               13.73             14.82        11,931     2017
                                                                               12.27             13.73        12,897     2016
                                                                               12.92             12.27        17,288     2015
                                                                               12.19             12.92        21,235     2014
                                                                               10.02             12.19        29,494     2013
                                                                                9.15             10.02        36,849     2012
                                                                                9.51              9.15        56,546     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.26            $12.48            --     2020
                                                                                9.01             11.26        14,272     2019
                                                                               10.91              9.01        19,528     2018
                                                                                9.12             10.91        19,502     2017
                                                                                9.42              9.12        12,136     2016
                                                                                9.93              9.42        33,514     2015
                                                                               10.18              9.93        22,069     2014
                                                                                8.80             10.18        25,013     2013
                                                                                7.83              8.80        28,975     2012
                                                                                8.64              7.83        23,752     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.03            $11.32            --     2020
                                                                                8.70             11.03            --     2019
                                                                               11.07              8.70            --     2018
                                                                                9.69             11.07            --     2017
                                                                                8.43              9.69            --     2016
                                                                                9.68              8.43            --     2015
                                                                                9.34              9.68            --     2014
                                                                                7.19              9.34            --     2013
                                                                                6.27              7.19            --     2012
                                                                                6.66              6.27            --     2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.15            $11.90         4,352     2020
                                                                               10.51             11.15        17,567     2019
                                                                               11.10             10.51        21,466     2018
                                                                               10.98             11.10        19,115     2017
                                                                               10.80             10.98        20,091     2016
                                                                               11.36             10.80         5,899     2015
                                                                               11.28             11.36        32,388     2014
                                                                               12.65             11.28        36,457     2013
                                                                               12.09             12.65        32,948     2012
                                                                               11.10             12.09        38,015     2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $17.28            $20.15            --     2020
                                                                               13.78             17.28            --     2019
                                                                               15.15             13.78            --     2018
                                                                               13.66             15.15            --     2017
                                                                               11.36             13.66            --     2016
                                                                               12.50             11.36            --     2015
                                                                               12.21             12.50            --     2014
                                                                                8.82             12.21            --     2013
                                                                                7.99              8.82            --     2012
                                                                                8.42              7.99            --     2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-74

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $14.52            $14.59             --    2020
                                                                          12.06             14.52          8,323    2019
                                                                          13.47             12.06         10,631    2018
                                                                          12.80             13.47         11,749    2017
                                                                          11.15             12.80         21,384    2016
                                                                          12.19             11.15             --    2015
                                                                          11.42             12.19             --    2014
                                                                           8.51             11.42             --    2013
                                                                           7.67              8.51             --    2012
                                                                           8.10              7.67             --    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $13.43            $15.79        130,514    2020
                                                                          11.70             13.43        163,889    2019
                                                                          12.99             11.70        292,326    2018
                                                                          11.73             12.99        318,624    2017
                                                                          11.59             11.73        349,820    2016
                                                                          12.01             11.59        381,191    2015
                                                                          12.09             12.01        444,014    2014
                                                                          10.85             12.09        433,953    2013
                                                                          10.12             10.85        461,765    2012
                                                                          10.78             10.12        557,164    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $21.89            $30.60             --    2020
                                                                          16.98             21.89             --    2019
                                                                          16.96             16.98             --    2018
                                                                          13.46             16.96             --    2017
                                                                          12.85             13.46             --    2016
                                                                          12.86             12.85             --    2015
                                                                          11.58             12.86             --    2014
                                                                           8.89             11.58             --    2013
                                                                           7.95              8.89             --    2012
                                                                           7.97              7.95             --    2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.42            $21.11         17,290    2020
                                                                          12.79             16.42          7,332    2019
                                                                          13.45             12.79         10,098    2018
                                                                          10.37             13.45         19,552    2017
                                                                          10.00             10.37             --    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.81            $12.52             --    2020
                                                                           9.68             11.81             --    2019
                                                                          11.95              9.68             --    2018
                                                                           9.64             11.95             --    2017
                                                                          10.00              9.64             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.28            $11.21          4,608    2020
                                                                          10.81             11.28         13,997    2019
                                                                          11.10             10.81         20,516    2018
                                                                          11.01             11.10          9,492    2017
                                                                          10.37             11.01         10,008    2016
                                                                          10.75             10.37         12,275    2015
                                                                          10.97             10.75         27,358    2014
                                                                          10.84             10.97         30,299    2013
                                                                          10.37             10.84         23,317    2012
                                                                          10.37             10.37            150    2011
------------------------------------------------------------------------------------------------------------------------

                                     B-75

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $15.81            $16.25             --    2020
                                                                         14.22             15.81             --    2019
                                                                         15.11             14.22             --    2018
                                                                         14.55             15.11             --    2017
                                                                         13.04             14.55             --    2016
                                                                         13.75             13.04             --    2015
                                                                         13.78             13.75             --    2014
                                                                         13.25             13.78             --    2013
                                                                         11.89             13.25             --    2012
                                                                         11.63             11.89             --    2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $21.60            $27.04          1,897    2020
                                                                         16.60             21.60             --    2019
                                                                         16.45             16.60             --    2018
                                                                         13.19             16.45             --    2017
                                                                         13.09             13.19             --    2016
                                                                         12.65             13.09             --    2015
                                                                         11.86             12.65             --    2014
                                                                          8.71             11.86             --    2013
                                                                          7.64              8.71             --    2012
                                                                          9.06              7.64         36,060    2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.94            $20.16          7,870    2020
                                                                         14.00             16.94          9,260    2019
                                                                         15.04             14.00         10,455    2018
                                                                         13.29             15.04         16,930    2017
                                                                         12.75             13.29         18,994    2016
                                                                         13.03             12.75         23,839    2015
                                                                         12.16             13.03         24,359    2014
                                                                         10.46             12.16         38,536    2013
                                                                          9.35             10.46         45,169    2012
                                                                          9.97              9.35         39,827    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.43            $24.66             --    2020
                                                                         15.19             19.43          6,186    2019
                                                                         16.70             15.19          8,510    2018
                                                                         14.09             16.70         15,774    2017
                                                                         13.42             14.09         11,677    2016
                                                                         13.72             13.42         56,498    2015
                                                                         12.61             13.72         64,121    2014
                                                                          9.88             12.61         86,523    2013
                                                                          8.73              9.88        110,531    2012
                                                                          9.21              8.73            222    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $19.61            $25.48             --    2020
                                                                         15.50             19.61             --    2019
                                                                         16.78             15.50             --    2018
                                                                         13.94             16.78             --    2017
                                                                         13.93             13.94             --    2016
                                                                         14.15             13.93             --    2015
                                                                         13.12             14.15             --    2014
                                                                          9.74             13.12             --    2013
                                                                          8.18              9.74             --    2012
                                                                          8.63              8.18             --    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-76

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $14.16            $14.69        25,022     2020
                                                                  11.43             14.16         8,493     2019
                                                                  12.83             11.43        11,296     2018
                                                                  11.68             12.83        12,346     2017
                                                                  10.18             11.68            --     2016
                                                                  10.91             10.18        31,156     2015
                                                                  10.32             10.91        33,540     2014
                                                                   8.29             10.32        48,743     2013
                                                                   7.27              8.29        60,861     2012
                                                                   7.41              7.27           218     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $17.60            $18.46            --     2020
                                                                  13.93             17.60            --     2019
                                                                  15.74             13.93            --     2018
                                                                  13.85             15.74            --     2017
                                                                  12.27             13.85            --     2016
                                                                  12.92             12.27            --     2015
                                                                  12.03             12.92            --     2014
                                                                   9.26             12.03            --     2013
                                                                   8.04              9.26            --     2012
                                                                   8.14              8.04            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $30.43            $49.89         5,291     2020
                                                                  22.23             30.43            --     2019
                                                                  20.33             22.23            --     2018
                                                                  15.55             20.33            --     2017
                                                                  15.94             15.55            --     2016
                                                                  15.53             15.94        19,837     2015
                                                                  14.23             15.53         9,461     2014
                                                                  10.62             14.23        11,766     2013
                                                                  10.00             10.62        15,804     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $24.07            $33.67            --     2020
                                                                  18.44             24.07            --     2019
                                                                  19.00             18.44            --     2018
                                                                  14.46             19.00            --     2017
                                                                  14.76             14.46            --     2016
                                                                  14.17             14.76            --     2015
                                                                  13.10             14.17            --     2014
                                                                   9.88             13.10            --     2013
                                                                   8.86              9.88            --     2012
                                                                   9.10              8.86            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.07            $12.84        20,143     2020
                                                                  11.32             12.07        32,426     2019
                                                                  11.71             11.32        40,164     2018
                                                                  11.55             11.71        63,149     2017
                                                                  11.34             11.55        66,857     2016
                                                                  11.74             11.34        67,338     2015
                                                                  11.41             11.74        43,980     2014
                                                                  11.95             11.41        57,923     2013
                                                                  11.62             11.95        63,043     2012
                                                                  11.14             11.62           135     2011
----------------------------------------------------------------------------------------------------------------

                                     B-77

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $17.21            $19.76             --    2020
                                                             14.33             17.21         11,645    2019
                                                             17.26             14.33         14,769    2018
                                                             14.69             17.26         15,321    2017
                                                             13.47             14.69         18,625    2016
                                                             14.05             13.47         18,662    2015
                                                             13.60             14.05         36,611    2014
                                                             10.27             13.60         37,113    2013
                                                              9.20             10.27         49,249    2012
                                                             10.59              9.20             82    2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $14.60            $15.37             --    2020
                                                             11.17             14.60             --    2019
                                                             13.90             11.17             --    2018
                                                             11.97             13.90             --    2017
                                                             11.24             11.97             --    2016
                                                             11.92             11.24             --    2015
                                                             11.48             11.92             --    2014
                                                              9.05             11.48             --    2013
                                                              7.31              9.05             --    2012
                                                              8.25              7.31             --    2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.42            $13.52         27,866    2020
                                                             10.63             12.42         44,845    2019
                                                             12.08             10.63         57,807    2018
                                                             11.07             12.08         56,764    2017
                                                             10.03             11.07         75,940    2016
                                                             10.98             10.03         86,159    2015
                                                             10.95             10.98         95,740    2014
                                                              9.08             10.95        178,731    2013
                                                              8.08              9.08        216,418    2012
                                                              8.42              8.08        263,964    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $13.47            $13.22        120,685    2020
                                                             11.91             13.47        140,563    2019
                                                             12.77             11.91        163,863    2018
                                                             11.95             12.77        200,656    2017
                                                             10.75             11.95        217,712    2016
                                                             11.87             10.75        255,642    2015
                                                             11.64             11.87        320,327    2014
                                                             10.49             11.64        352,644    2013
                                                              9.55             10.49        398,610    2012
                                                              9.57              9.55        476,222    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $12.80            $11.85             --    2020
                                                             10.72             12.80             --    2019
                                                             12.10             10.72             --    2018
                                                             11.46             12.10             --    2017
                                                             10.13             11.46             --    2016
                                                             10.93             10.13             --    2015
                                                             10.47             10.93             --    2014
                                                              8.38             10.47             --    2013
                                                              7.53              8.38             --    2012
                                                              7.80              7.53         36,942    2011
-----------------------------------------------------------------------------------------------------------

                                     B-78

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.74            $10.04             --    2020
                                                                         8.68              9.74             --    2019
                                                                        10.46              8.68             --    2018
                                                                         9.05             10.46             --    2017
                                                                         8.48              9.05             --    2016
                                                                         9.30              8.48             --    2015
                                                                         9.82              9.30             --    2014
                                                                         7.70              9.82             --    2013
                                                                         6.53              7.70             --    2012
                                                                         7.20              6.53             --    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.58            $ 8.39        105,187    2020
                                                                         8.65              8.58             --    2019
                                                                         8.75              8.65             --    2018
                                                                         8.93              8.75          7,178    2017
                                                                         9.16              8.93          2,807    2016
                                                                         9.40              9.16        124,341    2015
                                                                         9.64              9.40         29,119    2014
                                                                         9.89              9.64         49,062    2013
                                                                        10.00              9.89         28,351    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.50            $21.67         44,221    2020
                                                                        16.36             19.50         92,959    2019
                                                                        16.72             16.36          9,100    2018
                                                                        14.52             16.72         10,889    2017
                                                                        14.29             14.52         12,559    2016
                                                                        14.60             14.29         16,665    2015
                                                                        13.84             14.60         22,485    2014
                                                                        11.86             13.84         41,741    2013
                                                                        10.73             11.86         52,183    2012
                                                                        10.86             10.73         37,615    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $26.95            $36.51             --    2020
                                                                        20.20             26.95             --    2019
                                                                        20.39             20.20             --    2018
                                                                        16.09             20.39             --    2017
                                                                        16.20             16.09         10,217    2016
                                                                        14.85             16.20         11,712    2015
                                                                        14.05             14.85         14,850    2014
                                                                        11.01             14.05         18,084    2013
                                                                         9.12             11.01         23,080    2012
                                                                        10.06              9.12         20,341    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.53            $22.41             --    2020
                                                                        16.07             19.53             --    2019
                                                                        18.04             16.07             --    2018
                                                                        15.96             18.04             --    2017
                                                                        16.22             15.96             --    2016
                                                                        16.97             16.22             --    2015
                                                                        14.51             16.97             --    2014
                                                                        10.10             14.51             --    2013
                                                                         8.75             10.10             --    2012
                                                                         8.79              8.75             --    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-79

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $12.90            $13.23            --     2020
                                                                     10.27             12.90            --     2019
                                                                     11.57             10.27            --     2018
                                                                     10.33             11.57            --     2017
                                                                      9.38             10.33            --     2016
                                                                      9.91              9.38            --     2015
                                                                     10.00              9.91            --     2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $19.61            $21.71            --     2020
                                                                     15.33             19.61            --     2019
                                                                     16.69             15.33            --     2018
                                                                     13.92             16.69            --     2017
                                                                     13.19             13.92            --     2016
                                                                     13.54             13.19            --     2015
                                                                     12.55             13.54            --     2014
                                                                      9.77             12.55            --     2013
                                                                      8.44              9.77            --     2012
                                                                      8.88              8.44            --     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $14.20            $15.16         5,747     2020
                                                                     12.14             14.20         6,213     2019
                                                                     13.23             12.14         6,732     2018
                                                                     12.12             13.23        11,176     2017
                                                                     11.43             12.12        12,783     2016
                                                                     11.80             11.43        13,327     2015
                                                                     11.18             11.80        18,059     2014
                                                                      9.66             11.18        18,997     2013
                                                                      8.94              9.66        19,944     2012
                                                                      9.03              8.94        26,262     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $16.77            $17.26            --     2020
                                                                     13.79             16.77            --     2019
                                                                     14.04             13.79            --     2018
                                                                     12.58             14.04            --     2017
                                                                     11.60             12.58            --     2016
                                                                     13.97             11.60            --     2015
                                                                     12.74             13.97            --     2014
                                                                     10.88             12.74            --     2013
                                                                      9.86             10.88            --     2012
                                                                      9.50              9.86            --     2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $16.56            $19.72            --     2020
   Service Class Shares                                              12.17             16.56            --     2019
                                                                     12.42             12.17            --     2018
                                                                      9.95             12.42            --     2017
                                                                      9.64              9.95            --     2016
                                                                     10.00              9.64            --     2015
-------------------------------------------------------------------------------------------------------------------

                                     B-80

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.56            $13.20            --     2020
                                                                              11.53             12.56            --     2019
                                                                              12.52             11.53            --     2018
                                                                              11.33             12.52            --     2017
                                                                              10.29             11.33            --     2016
                                                                              11.63             10.29            --     2015
                                                                              11.88             11.63            --     2014
                                                                              12.18             11.88            --     2013
                                                                              10.89             12.18            --     2012
                                                                              10.96             10.89            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.05            $15.51         3,342     2020
                                                                              13.46             15.05        10,510     2019
                                                                              14.19             13.46         9,901     2018
                                                                              13.66             14.19         7,424     2017
                                                                              12.47             13.66         8,087     2016
                                                                              13.01             12.47        25,550     2015
                                                                              12.92             13.01        17,003     2014
                                                                              12.54             12.92        12,813     2013
                                                                              11.25             12.54        13,369     2012
                                                                              11.18             11.25        24,664     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.76            $19.17         8,063     2020
                                                                              15.17             16.76         9,129     2019
                                                                              15.95             15.17         9,159     2018
                                                                              15.02             15.95         6,666     2017
                                                                              15.31             15.02         7,363     2016
                                                                              15.93             15.31            --     2015
                                                                              13.19             15.93            --     2014
                                                                              15.54             13.19           139     2013
                                                                              15.27             15.54           105     2012
                                                                              12.26             15.27           105     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.50            $10.54        24,444     2020
                                                                              10.36             10.50        11,191     2019
                                                                              10.59             10.36        13,090     2018
                                                                              10.73             10.59         9,945     2017
                                                                              10.85             10.73        10,276     2016
                                                                              11.10             10.85        29,359     2015
                                                                              11.30             11.10        86,067     2014
                                                                              11.61             11.30        88,605     2013
                                                                              11.25             11.61        87,304     2012
                                                                              11.42             11.25        98,962     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.48            $14.28        14,466     2020
                                                                              12.77             13.48        28,954     2019
                                                                              13.18             12.77        39,147     2018
                                                                              12.89             13.18        56,126     2017
                                                                              12.88             12.89        59,972     2016
                                                                              13.16             12.88        74,146     2015
                                                                              12.95             13.16        44,877     2014
                                                                              13.55             12.95        57,419     2013
                                                                              12.69             13.55        55,671     2012
                                                                              12.57             12.69        72,895     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-81

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $31.89            $45.05            --     2020
                                                                23.91             31.89            --     2019
                                                                24.99             23.91            --     2018
                                                                19.56             24.99            --     2017
                                                                18.94             19.56            --     2016
                                                                17.95             18.94            --     2015
                                                                15.69             17.95            --     2014
                                                                11.96             15.69            --     2013
                                                                10.51             11.96            --     2012
                                                                10.55             10.51            --     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.86            $11.33            --     2020
                                                                10.26             10.86            --     2019
                                                                10.69             10.26            --     2018
                                                                10.62             10.69            --     2017
                                                                10.58             10.62            --     2016
                                                                10.91             10.58            --     2015
                                                                10.65             10.91            --     2014
                                                                11.07             10.65            --     2013
                                                                10.75             11.07            --     2012
                                                                10.29             10.75            --     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $24.30            $31.65            --     2020
                                                                18.16             24.30            --     2019
                                                                19.15             18.16            --     2018
                                                                15.31             19.15            --     2017
                                                                15.33             15.31            --     2016
                                                                15.23             15.33            --     2015
                                                                13.70             15.23            --     2014
                                                                10.42             13.70            --     2013
                                                                 8.85             10.42            --     2012
                                                                 9.04              8.85            --     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $16.45            $15.19         3,452     2020
                                                                13.38             16.45         4,799     2019
                                                                14.57             13.38         6,352     2018
                                                                14.12             14.57         7,296     2017
                                                                13.42             14.12         7,888     2016
                                                                13.17             13.42         9,561     2015
                                                                10.24             13.17        11,165     2014
                                                                10.25             10.24        24,134     2013
                                                                 9.00             10.25         8,239     2012
                                                                 8.41              9.00        10,400     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.68            $22.62            --     2020
                                                                15.41             19.68            --     2019
                                                                16.60             15.41            --     2018
                                                                14.02             16.60            --     2017
                                                                12.89             14.02            --     2016
                                                                13.09             12.89            --     2015
                                                                11.85             13.09            --     2014
                                                                 9.22             11.85           121     2013
                                                                 8.18              9.22           137     2012
                                                                 8.25              8.18           144     2011
--------------------------------------------------------------------------------------------------------------

                                     B-82

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $18.43            $20.57             --    2020
                                                             15.00             18.43             --    2019
                                                             17.04             15.00             --    2018
                                                             15.52             17.04             --    2017
                                                             12.86             15.52             --    2016
                                                             13.77             12.86             --    2015
                                                             13.62             13.77             --    2014
                                                             10.21             13.62             --    2013
                                                              9.14             10.21             --    2012
                                                              9.10              9.14             --    2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $12.15            $12.56        254,133    2020
                                                             10.79             12.15        301,849    2019
                                                             11.85             10.79        373,739    2018
                                                             10.55             11.85        432,995    2017
                                                             10.21             10.55        502,084    2016
                                                             10.62             10.21        545,759    2015
                                                             10.37             10.62        666,100    2014
                                                              9.28             10.37        767,669    2013
                                                              8.48              9.28        834,176    2012
                                                              8.98              8.48        943,397    2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $19.02            $22.73             --    2020
                                                             14.81             19.02             --    2019
                                                             15.73             14.81             --    2018
                                                             13.46             15.73             --    2017
                                                             12.64             13.46             --    2016
                                                             13.27             12.64             --    2015
                                                             12.08             13.27             --    2014
                                                              9.26             12.08             --    2013
                                                              8.20              9.26             --    2012
                                                              8.67              8.20             --    2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $18.87            $23.99             --    2020
                                                             15.08             18.87             --    2019
                                                             16.42             15.08             --    2018
                                                             12.99             16.42             --    2017
                                                             13.16             12.99             --    2016
                                                             12.76             13.16             --    2015
                                                             12.27             12.76             --    2014
                                                              9.73             12.27            154    2013
                                                              9.03              9.73            172    2012
                                                              9.70              9.03            167    2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $26.19            $39.71             --    2020
                                                             20.24             26.19             --    2019
                                                             21.02             20.24             --    2018
                                                             15.84             21.02             --    2017
                                                             16.47             15.84             --    2016
                                                             15.22             16.47             --    2015
                                                             14.25             15.22             --    2014
                                                             10.67             14.25             --    2013
                                                              9.46             10.67             --    2012
                                                              9.71              9.46             --    2011
-----------------------------------------------------------------------------------------------------------

                                     B-83

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 5.46            $ 5.95         8,859     2020
                                                           5.08              5.46        29,835     2019
                                                           6.39              5.08        33,936     2018
                                                           6.59              6.39        25,330     2017
                                                           5.42              6.59        16,479     2016
                                                           7.81              5.42        11,533     2015
                                                          10.00              7.81         9,402     2014
                                                           9.35             10.00         8,405     2013
                                                           9.88              9.35         9,061     2012
                                                          12.57              9.88            37     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $30.95            $43.18            --     2020
                                                          23.17             30.95            --     2019
                                                          23.72             23.17            --     2018
                                                          18.08             23.72            --     2017
                                                          18.46             18.08            --     2016
                                                          18.69             18.46            --     2015
                                                          18.46             18.69            --     2014
                                                          13.54             18.46            --     2013
                                                          11.55             13.54            --     2012
                                                          12.54             11.55            --     2011
--------------------------------------------------------------------------------------------------------

                                     B-84

 Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.36            $10.99           --
                                                                                      10.00             10.36           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                     $10.55            $14.24           --
                                                                                      10.00             10.55           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.61            $10.55           --
                                                                                      10.00             10.61           --
--------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                        $10.59            $10.50          147
                                                                                      10.00             10.59          199
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.82            $14.19           --
                                                                                      10.00             10.82           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                           $10.25            $15.29          100
                                                                                      10.00             10.25           --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.86            $14.36           --
                                                                                      10.00             10.86           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.30            $11.45           --
                                                                                      10.00             10.30           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                          $10.37            $14.12           --
   Series II Shares                                                                   10.00             10.37           --
-                                                                              -------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.62            $13.12          591
                                                                                      10.00             10.62          132
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.58            $11.68           --
                                                                                      10.00             10.58          863
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.78            $12.52          124
                                                                                      10.00             10.78          130
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.88            $15.03           --
                                                                                      10.00             10.88           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.70            $10.27           --
                                                                                      10.00             10.70           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.68            $11.80           --
                                                                                      10.00             10.68          856
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.41            $11.08           --
                                                                                      10.00             10.41           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.54            $11.64           --
                                                                                      10.00             10.54          267
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.67            $10.91           --
                                                                                      10.00             10.67           --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.06            $10.70          145
                                                                                      10.00             10.06          348
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                    2020
   Series II Shares                                                            2019
-                                                                              ----
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-85

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.58            $12.29            --     2020
                                                                               10.00             10.58            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.58            $10.58            --     2020
                                                                               10.00             10.58           200     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.47            $12.27        28,145     2020
                                                                               10.00             10.47        12,506     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.27            $14.29            --     2020
                                                                               10.00             10.27            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.52            $13.47           806     2020
                                                                               10.00             10.52           200     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.75            $11.36            --     2020
                                                                               10.00             10.75            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.07            $ 9.97           155     2020
                                                                               10.00             10.07           279     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.22            $10.46            --     2020
                                                                               10.00             10.22            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.31            $12.86           119     2020
                                                                               10.00             10.31            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.61            $12.58            --     2020
                                                                               10.00             10.61            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.60            $13.40            --     2020
                                                                               10.00             10.60           199     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.63            $13.76            --     2020
                                                                               10.00             10.63            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.71            $11.06           986     2020
                                                                               10.00             10.71           197     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.95            $11.43            --     2020
                                                                               10.00             10.95            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.86            $17.74           436     2020
                                                                               10.00             10.86            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.75            $14.98            --     2020
                                                                               10.00             10.75            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.13            $10.73           722     2020
                                                                               10.00             10.13           692     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.34            $11.83            --     2020
                                                                               10.00             10.34           340     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.79            $11.31            --     2020
                                                                               10.00             10.79            --     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-86

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.42            $11.30        10,761     2020
                                                                              10.00             10.42            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.28            $10.05         6,511     2020
                                                                              10.00             10.28         6,490     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.56            $ 9.73            --     2020
                                                                              10.00             10.56            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.62            $10.90            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.93            $ 9.67            --     2020
                                                                              10.00              9.93            --     2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.61            $11.74         8,047     2020
                                                                              10.00             10.61            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.79            $14.56            --     2020
                                                                              10.00             10.79            --     2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.97            $12.53            --     2020
                                                                              10.00             10.97            --     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.61            $10.84            --     2020
                                                                              10.00             10.61            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.60            $11.68            --     2020
                                                                              10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.45            $11.11            --     2020
                                                                              10.00             10.45            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.50            $10.76            --     2020
                                                                              10.00             10.50            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.94            $12.97            --     2020
   Service Class Shares                                                       10.00             10.94            --     2019
-                                                                      -----------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.18            $10.67            --     2020
                                                                              10.00             10.18            --     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.23            $10.50           148     2020
                                                                              10.00             10.23           274     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.14            $11.56           402     2020
                                                                              10.00             10.14           274     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.99            $ 9.99           775     2020
                                                                              10.00              9.99           211     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.08            $10.63           583     2020
                                                                              10.00             10.08           694     2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $15.48            --     2020
                                                                              10.00             11.01            --     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-87

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.08            $10.47           --      2020
                                                                10.00             10.08           --      2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.04            $14.32           --      2020
                                                                10.00             11.04           --      2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.23            $ 9.41          166      2020
                                                                10.00             10.23          138      2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.79            $12.34           --      2020
                                                                10.00             10.79           --      2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.60            $11.78           --      2020
                                                                10.00             10.60           --      2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.23            $10.54          888      2020
                                                                10.00             10.23          912      2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.77            $12.81           --      2020
                                                                10.00             10.77           --      2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.67            $13.51           --      2020
                                                                10.00             10.67           --      2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.69            $16.15           --      2020
                                                                10.00             10.69           --      2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.71            $10.53          146      2020
                                                                10.00              9.71          291      2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.42            $14.48           --      2020
                                                                10.00             10.42           --      2019
--------------------------------------------------------------------------------------------------------------

                                     B-88

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.38            $14.26         14,713    2020
                                                            11.61             13.38         15,341    2019
                                                            12.72             11.61         20,912    2018
                                                            11.27             12.72         35,210    2017
                                                            11.06             11.27         57,817    2016
                                                            11.20             11.06         60,189    2015
                                                            10.72             11.20         79,532    2014
                                                             9.45             10.72         85,015    2013
                                                             8.54              9.45        114,528    2012
                                                             9.03              8.54        127,077    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.28            $20.73             --    2020
                                                            12.07             15.28             --    2019
                                                            13.74             12.07             --    2018
                                                            10.33             13.74             --    2017
                                                            10.69             10.33             --    2016
                                                            10.67             10.69             --    2015
                                                            10.44             10.67             --    2014
                                                             8.71             10.44             --    2013
                                                             7.88              8.71             --    2012
                                                            10.55              7.88             --    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.13            $19.12             --    2020
                                                            15.86             19.13             --    2019
                                                            17.27             15.86             --    2018
                                                            14.93             17.27             --    2017
                                                            13.78             14.93             --    2016
                                                            13.93             13.78             --    2015
                                                            13.06             13.93             --    2014
                                                             9.95             13.06             --    2013
                                                             8.70              9.95             --    2012
                                                             8.41              8.70             --    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.73            $ 6.71         36,590    2020
                                                             5.91              6.73         59,712    2019
                                                             7.86              5.91         81,332    2018
                                                             6.44              7.86         78,014    2017
                                                             6.66              6.44        227,299    2016
                                                             6.67              6.66        178,219    2015
                                                             7.30              6.67        169,979    2014
                                                             6.10              7.30        145,205    2013
                                                             5.48              6.10        271,142    2012
                                                             6.97              5.48        252,721    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.41            $34.82             --    2020
                                                            20.15             26.41             --    2019
                                                            20.19             20.15             --    2018
                                                            15.72             20.19             --    2017
                                                            15.74             15.72             --    2016
                                                            14.56             15.74             --    2015
                                                            13.11             14.56             --    2014
                                                             9.81             13.11             --    2013
                                                             8.62              9.81             --    2012
                                                             9.18              8.62             --    2011
----------------------------------------------------------------------------------------------------------

                                     B-89

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $25.97            $38.93          6,269    2020
                                                                                   19.57             25.97             --    2019
                                                                                   20.29             19.57             --    2018
                                                                                   15.55             20.29             --    2017
                                                                                   15.01             15.55             --    2016
                                                                                   15.62             15.01             --    2015
                                                                                   16.36             15.62         37,165    2014
                                                                                   11.54             16.36             --    2013
                                                                                   10.31             11.54             --    2012
                                                                                   10.14             10.31             --    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $19.48            $25.88             --    2020
                                                                                   14.70             19.48             --    2019
                                                                                   16.02             14.70             --    2018
                                                                                   12.98             16.02             --    2017
                                                                                   13.64             12.98             --    2016
                                                                                   13.54             13.64             --    2015
                                                                                   12.05             13.54             --    2014
                                                                                    9.55             12.05             --    2013
                                                                                    8.60              9.55             --    2012
                                                                                    8.94              8.60             --    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.86            $12.14         44,662    2020
                                                                                    9.50             10.86         49,866    2019
                                                                                   10.31              9.50         58,599    2018
                                                                                    9.70             10.31         65,326    2017
                                                                                    9.47              9.70         82,493    2016
                                                                                    9.66              9.47         83,333    2015
                                                                                    9.16              9.66        103,354    2014
                                                                                    8.33              9.16         79,801    2013
                                                                                    7.61              8.33         94,799    2012
                                                                                    7.78              7.61        100,196    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $19.12            $26.15             --    2020
   Series II Shares                                                                14.10             19.12             --    2019
                                                                                   15.43             14.10             --    2018
                                                                                   12.31             15.43             --    2017
                                                                                   12.36             12.31             --    2016
                                                                                   11.92             12.36             --    2015
                                                                                   11.58             11.92             --    2014
                                                                                    8.75             11.58             --    2013
                                                                                    7.72              8.75             --    2012
                                                                                    7.85              7.72             --    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.96            $22.31         55,139    2020
                                                                                   14.01             17.96         14,882    2019
                                                                                   16.58             14.01         22,961    2018
                                                                                   12.47             16.58         49,023    2017
                                                                                   12.80             12.47         50,047    2016
                                                                                   12.66             12.80         74,163    2015
                                                                                   12.72             12.66         89,856    2014
                                                                                   10.26             12.72         83,128    2013
                                                                                    8.70             10.26         95,079    2012
                                                                                    9.75              8.70        119,603    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-90

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $20.00            $22.18             --
                                                                                      15.56             20.00         87,092
                                                                                      17.36             15.56        133,236
                                                                                      15.26             17.36        116,516
                                                                                      14.05             15.26        136,763
                                                                                      13.97             14.05        101,142
                                                                                      12.97             13.97        123,100
                                                                                      10.12             12.97        162,614
                                                                                       8.90             10.12        192,300
                                                                                       9.15              8.90        470,950
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $18.93            $22.10         11,064
                                                                                      15.39             18.93         14,143
                                                                                      17.63             15.39         20,611
                                                                                      15.87             17.63         34,408
                                                                                      13.82             15.87         39,504
                                                                                      15.09             13.82         68,288
                                                                                      13.85             15.09         76,850
                                                                                      10.10             13.85        152,627
                                                                                       8.80             10.10        194,867
                                                                                       9.24              8.80        237,187
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.07            $30.65             --
                                                                                      16.55             22.07             --
                                                                                      17.60             16.55             --
                                                                                      14.17             17.60             --
                                                                                      14.20             14.17             --
                                                                                      13.86             14.20             --
                                                                                      13.11             13.86             --
                                                                                       9.59             13.11             --
                                                                                      10.00              9.59             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $17.88            $17.25             --
                                                                                      14.67             17.88             --
                                                                                      17.16             14.67             --
                                                                                      14.96             17.16             --
                                                                                      13.11             14.96         83,268
                                                                                      14.33             13.11             --
                                                                                      13.46             14.33             --
                                                                                      10.17             13.46             97
                                                                                       8.77             10.17            130
                                                                                       9.18              8.77            156
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $18.04            $20.04             --
                                                                                      14.34             18.04         96,543
                                                                                      16.23             14.34        144,495
                                                                                      14.70             16.23        125,401
                                                                                      13.66             14.70        127,337
                                                                                      14.87             13.66             --
                                                                                      14.09             14.87             --
                                                                                      11.18             14.09             --
                                                                                      10.06             11.18             --
                                                                                      10.32             10.06             --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-91

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.45            $16.52         67,164    2020
                                                                               13.19             15.45         75,632    2019
                                                                               14.98             13.19        132,165    2018
                                                                               13.86             14.98        136,384    2017
                                                                               12.38             13.86        139,403    2016
                                                                               13.02             12.38        155,076    2015
                                                                               12.27             13.02        197,413    2014
                                                                               10.08             12.27        171,165    2013
                                                                                9.19             10.08        111,882    2012
                                                                                9.54              9.19        118,915    2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.49            $14.97             --    2020
                                                                               10.79             13.49         39,721    2019
                                                                               13.04             10.79         60,025    2018
                                                                               10.89             13.04         62,698    2017
                                                                               11.24             10.89         38,707    2016
                                                                               11.84             11.24        105,216    2015
                                                                               12.12             11.84         72,625    2014
                                                                               10.47             12.12         87,381    2013
                                                                                9.31             10.47         93,426    2012
                                                                               10.26              9.31         74,767    2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.30            $12.64             --    2020
                                                                                9.69             12.30             --    2019
                                                                               12.32              9.69             --    2018
                                                                               10.77             12.32             --    2017
                                                                                9.37             10.77             --    2016
                                                                               10.75              9.37             --    2015
                                                                               10.35             10.75             --    2014
                                                                                7.96             10.35             --    2013
                                                                                6.94              7.96             --    2012
                                                                                7.36              6.94             --    2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.60            $12.39         21,271    2020
                                                                               10.92             11.60         59,011    2019
                                                                               11.52             10.92         76,040    2018
                                                                               11.39             11.52         72,696    2017
                                                                               11.18             11.39         76,156    2016
                                                                               11.75             11.18         23,537    2015
                                                                               11.66             11.75        124,553    2014
                                                                               13.06             11.66        149,028    2013
                                                                               12.47             13.06        125,455    2012
                                                                               11.44             12.47        141,478    2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.11            $21.14             --    2020
                                                                               14.43             18.11             --    2019
                                                                               15.85             14.43             --    2018
                                                                               14.27             15.85             --    2017
                                                                               11.85             14.27             --    2016
                                                                               13.04             11.85             --    2015
                                                                               12.72             13.04             --    2014
                                                                                9.18             12.72             --    2013
                                                                                8.30              9.18             --    2012
                                                                                8.74              8.30             --    2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-92

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $17.13            $17.23              --   2020
                                                                          14.22             17.13          23,523   2019
                                                                          15.86             14.22          33,646   2018
                                                                          15.05             15.86          38,400   2017
                                                                          13.11             15.05          68,787   2016
                                                                          14.32             13.11              --   2015
                                                                          13.39             14.32              --   2014
                                                                           9.97             13.39              --   2013
                                                                           8.98              9.97              --   2012
                                                                           9.47              8.98              --   2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.76            $17.39         535,428   2020
                                                                          12.85             14.76         722,003   2019
                                                                          14.26             12.85         958,990   2018
                                                                          12.85             14.26       1,102,592   2017
                                                                          12.69             12.85       1,285,399   2016
                                                                          13.14             12.69       1,485,012   2015
                                                                          13.22             13.14       1,738,944   2014
                                                                          11.84             13.22       1,942,159   2013
                                                                          11.04             11.84       2,167,495   2012
                                                                          11.74             11.04       2,412,100   2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $23.45            $32.82              --   2020
                                                                          18.17             23.45              --   2019
                                                                          18.13             18.17              --   2018
                                                                          14.38             18.13              --   2017
                                                                          13.70             14.38              --   2016
                                                                          13.70             13.70              --   2015
                                                                          12.33             13.70              --   2014
                                                                           9.46             12.33              --   2013
                                                                           8.45              9.46              --   2012
                                                                           8.46              8.45              --   2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.48            $21.21          80,539   2020
                                                                          12.82             16.48          24,368   2019
                                                                          13.47             12.82          37,457   2018
                                                                          10.38             13.47          75,073   2017
                                                                          10.00             10.38              --   2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.85            $12.58              --   2020
                                                                           9.71             11.85              --   2019
                                                                          11.97              9.71              --   2018
                                                                           9.64             11.97              --   2017
                                                                          10.00              9.64              --   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.81            $11.75          20,659   2020
                                                                          11.30             11.81          45,123   2019
                                                                          11.60             11.30          70,995   2018
                                                                          11.49             11.60          34,920   2017
                                                                          10.81             11.49          36,480   2016
                                                                          11.20             10.81          43,890   2015
                                                                          11.41             11.20         102,816   2014
                                                                          11.26             11.41         120,644   2013
                                                                          10.76             11.26          86,204   2012
                                                                          10.76             10.76             102   2011
------------------------------------------------------------------------------------------------------------------------

                                     B-93

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $17.42            $17.92             --    2020
                                                                         15.64             17.42             --    2019
                                                                         16.61             15.64             --    2018
                                                                         15.97             16.61             --    2017
                                                                         14.30             15.97             --    2016
                                                                         15.07             14.30             --    2015
                                                                         15.08             15.07             --    2014
                                                                         14.48             15.08             --    2013
                                                                         12.99             14.48             --    2012
                                                                         12.69             12.99             --    2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $23.90            $29.95          7,997    2020
                                                                         18.35             23.90             --    2019
                                                                         18.16             18.35             --    2018
                                                                         14.55             18.16             --    2017
                                                                         14.42             14.55             --    2016
                                                                         13.92             14.42             --    2015
                                                                         13.04             13.92             --    2014
                                                                          9.57             13.04             --    2013
                                                                          8.39              9.57             --    2012
                                                                          9.94              8.39        124,071    2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $18.75            $22.34        135,659    2020
                                                                         15.48             18.75        154,024    2019
                                                                         16.61             15.48        214,579    2018
                                                                         14.67             16.61        254,681    2017
                                                                         14.05             14.67        289,830    2016
                                                                         14.35             14.05        280,313    2015
                                                                         13.37             14.35        286,962    2014
                                                                         11.49             13.37        285,080    2013
                                                                         10.26             11.49        309,048    2012
                                                                         10.94             10.26        283,063    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.97            $26.64             --    2020
                                                                         16.38             20.97         19,171    2019
                                                                         17.98             16.38         29,466    2018
                                                                         15.16             17.98         56,387    2017
                                                                         14.43             15.16         41,149    2016
                                                                         14.73             14.43        196,879    2015
                                                                         13.52             14.73        234,229    2014
                                                                         10.58             13.52        337,579    2013
                                                                          9.34             10.58        397,800    2012
                                                                          9.85              9.34            147    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.08            $27.42             --    2020
                                                                         16.65             21.08             --    2019
                                                                         18.00             16.65             --    2018
                                                                         14.94             18.00             --    2017
                                                                         14.92             14.94             --    2016
                                                                         15.14             14.92             --    2015
                                                                         14.02             15.14             --    2014
                                                                         10.40             14.02             --    2013
                                                                          8.72             10.40             --    2012
                                                                          9.19              8.72             --    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-94

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $16.55            $17.18        100,192    2020
                                                                  13.35             16.55         24,292    2019
                                                                  14.96             13.35         35,995    2018
                                                                  13.61             14.96         40,746    2017
                                                                  11.85             13.61             --    2016
                                                                  12.69             11.85        100,325    2015
                                                                  11.99             12.69        113,211    2014
                                                                   9.62             11.99        175,328    2013
                                                                   8.42              9.62        201,712    2012
                                                                   8.58              8.42            130    2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $19.67            $20.65             --    2020
                                                                  15.55             19.67             --    2019
                                                                  17.56             15.55             --    2018
                                                                  15.43             17.56             --    2017
                                                                  13.66             15.43             --    2016
                                                                  14.37             13.66             --    2015
                                                                  13.36             14.37             --    2014
                                                                  10.28             13.36             --    2013
                                                                   8.91             10.28             --    2012
                                                                   9.01              8.91             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $30.68            $50.35         24,363    2020
                                                                  22.38             30.68             --    2019
                                                                  20.45             22.38             --    2018
                                                                  15.62             20.45             --    2017
                                                                  16.00             15.62             --    2016
                                                                  15.57             16.00         73,995    2015
                                                                  14.26             15.57         36,962    2014
                                                                  10.63             14.26         49,283    2013
                                                                  10.00             10.63         60,977    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $25.71            $36.00             --    2020
                                                                  19.67             25.71             --    2019
                                                                  20.25             19.67             --    2018
                                                                  15.40             20.25             --    2017
                                                                  15.70             15.40             --    2016
                                                                  15.05             15.70             --    2015
                                                                  13.90             15.05             --    2014
                                                                  10.48             13.90             --    2013
                                                                   9.39             10.48             --    2012
                                                                   9.63              9.39             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.22            $13.02         95,069    2020
                                                                  11.45             12.22        110,440    2019
                                                                  11.84             11.45        151,747    2018
                                                                  11.67             11.84        249,662    2017
                                                                  11.45             11.67        254,627    2016
                                                                  11.83             11.45        251,094    2015
                                                                  11.49             11.83        172,992    2014
                                                                  12.02             11.49        241,156    2013
                                                                  11.67             12.02        244,114    2012
                                                                  11.18             11.67          3,646    2011
----------------------------------------------------------------------------------------------------------------

                                     B-95

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $18.15            $20.87              --   2020
                                                             15.11             18.15          36,925   2019
                                                             18.17             15.11          52,555   2018
                                                             15.45             18.17          56,066   2017
                                                             14.15             15.45          67,098   2016
                                                             14.75             14.15          66,565   2015
                                                             14.26             14.75         136,879   2014
                                                             10.76             14.26         148,311   2013
                                                              9.63             10.76         181,651   2012
                                                             11.07              9.63              57   2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $17.40            $18.34              --   2020
                                                             13.30             17.40              --   2019
                                                             16.53             13.30              --   2018
                                                             14.23             16.53              --   2017
                                                             13.35             14.23              --   2016
                                                             14.14             13.35              --   2015
                                                             13.60             14.14              --   2014
                                                             10.71             13.60              --   2013
                                                              8.64             10.71              --   2012
                                                              9.74              8.64              --   2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.58            $13.71         231,066   2020
                                                             10.76             12.58         310,254   2019
                                                             12.20             10.76         414,927   2018
                                                             11.17             12.20         520,356   2017
                                                             10.12             11.17         572,418   2016
                                                             11.06             10.12         704,613   2015
                                                             11.02             11.06         859,391   2014
                                                              9.13             11.02         969,661   2013
                                                              8.12              9.13       1,104,917   2012
                                                              8.45              8.12       1,225,218   2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $15.82            $15.53         662,414   2020
                                                             13.97             15.82         755,312   2019
                                                             14.97             13.97         974,403   2018
                                                             13.99             14.97       1,144,888   2017
                                                             12.57             13.99       1,314,000   2016
                                                             13.87             12.57       1,618,863   2015
                                                             13.59             13.87       1,850,267   2014
                                                             12.23             13.59       2,162,124   2013
                                                             11.13             12.23       2,500,257   2012
                                                             11.14             11.13       2,779,975   2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $14.83            $13.73              --   2020
                                                             12.40             14.83              --   2019
                                                             13.98             12.40              --   2018
                                                             13.23             13.98              --   2017
                                                             11.68             13.23              --   2016
                                                             12.60             11.68              --   2015
                                                             12.06             12.60              --   2014
                                                              9.64             12.06              --   2013
                                                              8.65              9.64              --   2012
                                                              8.96              8.65         121,502   2011
-----------------------------------------------------------------------------------------------------------

                                     B-96

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.27            $11.63             --    2020
                                                                        10.03             11.27             --    2019
                                                                        12.08             10.03             --    2018
                                                                        10.45             12.08             --    2017
                                                                         9.77             10.45             --    2016
                                                                        10.71              9.77             --    2015
                                                                        11.30             10.71             --    2014
                                                                         8.86             11.30             --    2013
                                                                         7.50              8.86             --    2012
                                                                         8.26              7.50             --    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.65            $ 8.46         55,559    2020
                                                                         8.71              8.65         53,835    2019
                                                                         8.80              8.71         68,115    2018
                                                                         8.97              8.80         94,704    2017
                                                                         9.19              8.97         75,943    2016
                                                                         9.42              9.19        124,407    2015
                                                                         9.66              9.42        179,538    2014
                                                                         9.90              9.66         92,669    2013
                                                                        10.00              9.90         79,533    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.64            $24.07         76,526    2020
                                                                        18.14             21.64         89,649    2019
                                                                        18.52             18.14        143,888    2018
                                                                        16.07             18.52        172,336    2017
                                                                        15.79             16.07        176,974    2016
                                                                        16.12             15.79        200,907    2015
                                                                        15.26             16.12        223,432    2014
                                                                        13.06             15.26        262,450    2013
                                                                        11.81             13.06        258,595    2012
                                                                        11.94             11.81        264,957    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.11            $40.84             --    2020
                                                                        22.56             30.11             --    2019
                                                                        22.73             22.56             --    2018
                                                                        17.93             22.73             --    2017
                                                                        18.03             17.93         34,741    2016
                                                                        16.51             18.03         39,445    2015
                                                                        15.60             16.51         52,356    2014
                                                                        12.22             15.60         67,786    2013
                                                                        10.11             12.22         79,881    2012
                                                                        11.14             10.11         68,648    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.84            $23.94             --    2020
                                                                        17.13             20.84             --    2019
                                                                        19.21             17.13             --    2018
                                                                        16.97             19.21             --    2017
                                                                        17.24             16.97             --    2016
                                                                        18.02             17.24             --    2015
                                                                        15.38             18.02             --    2014
                                                                        10.70             15.38             --    2013
                                                                         9.26             10.70             --    2012
                                                                         9.29              9.26             --    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-97

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $12.96            $13.31             --    2020
                                                                     10.31             12.96             --    2019
                                                                     11.60             10.31             --    2018
                                                                     10.36             11.60             --    2017
                                                                      9.39             10.36             --    2016
                                                                      9.91              9.39             --    2015
                                                                     10.00              9.91             --    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $22.07            $24.45             --    2020
                                                                     17.23             22.07             --    2019
                                                                     18.74             17.23             --    2018
                                                                     15.61             18.74             --    2017
                                                                     14.78             15.61             --    2016
                                                                     15.15             14.78             --    2015
                                                                     14.03             15.15             --    2014
                                                                     10.92             14.03             --    2013
                                                                      9.42             10.92             --    2012
                                                                      9.89              9.42             --    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $15.94            $17.03         53,414    2020
                                                                     13.60             15.94         64,731    2019
                                                                     14.82             13.60        112,303    2018
                                                                     13.56             14.82        126,249    2017
                                                                     12.77             13.56        138,541    2016
                                                                     13.17             12.77        137,575    2015
                                                                     12.47             13.17        146,565    2014
                                                                     10.77             12.47        137,433    2013
                                                                      9.95             10.77        144,309    2012
                                                                     10.04              9.95        157,615    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $23.40            $24.11             --    2020
                                                                     19.22             23.40             --    2019
                                                                     19.55             19.22             --    2018
                                                                     17.50             19.55             --    2017
                                                                     16.13             17.50             --    2016
                                                                     19.40             16.13             --    2015
                                                                     17.68             19.40             --    2014
                                                                     15.07             17.68             --    2013
                                                                     13.65             15.07             --    2012
                                                                     13.14             13.65             --    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $16.64            $19.83             --    2020
   Service Class Shares                                              12.22             16.64             --    2019
                                                                     12.46             12.22             --    2018
                                                                      9.97             12.46             --    2017
                                                                      9.65              9.97             --    2016
                                                                     10.00              9.65             --    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-98

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.50            $14.21             --    2020
                                                                              12.39             13.50             --    2019
                                                                              13.43             12.39             --    2018
                                                                              12.14             13.43             --    2017
                                                                              11.02             12.14             --    2016
                                                                              12.44             11.02             --    2015
                                                                              12.70             12.44             --    2014
                                                                              13.00             12.70             --    2013
                                                                              11.61             13.00             --    2012
                                                                              11.68             11.61         62,468    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.38            $16.89         14,408    2020
                                                                              14.63             16.38         32,548    2019
                                                                              15.41             14.63         32,991    2018
                                                                              14.82             15.41         26,274    2017
                                                                              13.51             14.82         28,397    2016
                                                                              14.08             13.51         88,164    2015
                                                                              13.97             14.08         61,599    2014
                                                                              13.54             13.97         49,334    2013
                                                                              12.14             13.54         47,784    2012
                                                                              12.05             12.14         85,921    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.13            $20.77         35,038    2020
                                                                              16.41             18.13         28,902    2019
                                                                              17.23             16.41         29,972    2018
                                                                              16.21             17.23         23,638    2017
                                                                              16.50             16.21         26,047    2016
                                                                              17.16             16.50             --    2015
                                                                              14.18             17.16             --    2014
                                                                              16.70             14.18             73    2013
                                                                              16.40             16.70             64    2012
                                                                              13.15             16.40             67    2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.91            $10.96        114,018    2020
                                                                              10.75             10.91         40,300    2019
                                                                              10.98             10.75         49,253    2018
                                                                              11.11             10.98         41,105    2017
                                                                              11.23             11.11         42,716    2016
                                                                              11.48             11.23        110,690    2015
                                                                              11.66             11.48        334,621    2014
                                                                              11.97             11.66        362,514    2013
                                                                              11.60             11.97        333,388    2012
                                                                              11.76             11.60        369,211    2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.18            $15.03         64,579    2020
                                                                              13.42             14.18         93,551    2019
                                                                              13.83             13.42        133,397    2018
                                                                              13.51             13.83        205,412    2017
                                                                              13.49             13.51        217,966    2016
                                                                              13.76             13.49        263,626    2015
                                                                              13.53             13.76        171,079    2014
                                                                              14.15             13.53        231,557    2013
                                                                              13.24             14.15        209,301    2012
                                                                              13.09             13.24        265,711    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-99

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $34.77            $49.17            --     2020
                                                                26.04             34.77            --     2019
                                                                27.19             26.04            --     2018
                                                                21.26             27.19            --     2017
                                                                20.56             21.26            --     2016
                                                                19.47             20.56            --     2015
                                                                17.00             19.47            --     2014
                                                                12.94             17.00            --     2013
                                                                11.36             12.94            --     2012
                                                                11.40             11.36            --     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.49            $12.00            --     2020
                                                                10.85             11.49            --     2019
                                                                11.28             10.85            --     2018
                                                                11.20             11.28            --     2017
                                                                11.15             11.20            --     2016
                                                                11.48             11.15            --     2015
                                                                11.19             11.48            --     2014
                                                                11.63             11.19            --     2013
                                                                11.28             11.63            --     2012
                                                                10.78             11.28            --     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $26.43            $34.46            --     2020
                                                                19.73             26.43            --     2019
                                                                20.78             19.73            --     2018
                                                                16.60             20.78            --     2017
                                                                16.61             16.60            --     2016
                                                                16.48             16.61            --     2015
                                                                14.81             16.48            --     2014
                                                                11.26             14.81            --     2013
                                                                 9.55             11.26            --     2012
                                                                 9.74              9.55            --     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.70            $19.13        12,841     2020
                                                                16.82             20.70        12,996     2019
                                                                18.29             16.82        18,698     2018
                                                                17.71             18.29        22,251     2017
                                                                16.81             17.71        24,058     2016
                                                                16.48             16.81        28,693     2015
                                                                12.81             16.48        34,952     2014
                                                                12.80             12.81        80,555     2013
                                                                11.23             12.80        25,608     2012
                                                                10.48             11.23        31,585     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.49            $25.87            --     2020
                                                                17.59             22.49            --     2019
                                                                18.93             17.59            --     2018
                                                                15.97             18.93            --     2017
                                                                14.67             15.97            --     2016
                                                                14.87             14.67            --     2015
                                                                13.46             14.87            --     2014
                                                                10.46             13.46            58     2013
                                                                 9.26             10.46            76     2012
                                                                 9.34              9.26            89     2011
--------------------------------------------------------------------------------------------------------------

                                     B-100

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $19.54            $21.83              --   2020
                                                             15.88             19.54              --   2019
                                                             18.03             15.88              --   2018
                                                             16.40             18.03              --   2017
                                                             13.58             16.40              --   2016
                                                             14.52             13.58              --   2015
                                                             14.35             14.52              --   2014
                                                             10.75             14.35              --   2013
                                                              9.61             10.75              --   2012
                                                              9.56              9.61              --   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $13.54            $14.02       1,210,645   2020
                                                             12.01             13.54       1,546,271   2019
                                                             13.19             12.01       2,083,853   2018
                                                             11.73             13.19       2,422,294   2017
                                                             11.33             11.73       2,857,708   2016
                                                             11.77             11.33       3,348,040   2015
                                                             11.49             11.77       4,006,404   2014
                                                             10.27             11.49       4,816,509   2013
                                                              9.38             10.27       5,557,408   2012
                                                              9.92              9.38       6,186,966   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $21.66            $25.91              --   2020
                                                             16.85             21.66              --   2019
                                                             17.88             16.85              --   2018
                                                             15.29             17.88              --   2017
                                                             14.34             15.29              --   2016
                                                             15.04             14.34              --   2015
                                                             13.67             15.04              --   2014
                                                             10.47             13.67              --   2013
                                                              9.27             10.47              --   2012
                                                              9.78              9.27              --   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.09            $26.83              --   2020
                                                             16.84             21.09              --   2019
                                                             18.31             16.84              --   2018
                                                             14.47             18.31              --   2017
                                                             14.65             14.47              --   2016
                                                             14.18             14.65              --   2015
                                                             13.63             14.18              --   2014
                                                             10.80             13.63              77   2013
                                                             10.01             10.80              98   2012
                                                             10.74             10.01             110   2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $27.23            $41.32              --   2020
                                                             21.01             27.23              --   2019
                                                             21.80             21.01              --   2018
                                                             16.41             21.80              --   2017
                                                             17.05             16.41              --   2016
                                                             15.74             17.05              --   2015
                                                             14.72             15.74              --   2014
                                                             11.01             14.72              --   2013
                                                              9.75             11.01              --   2012
                                                             10.00              9.75              --   2011
-----------------------------------------------------------------------------------------------------------

                                     B-101

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 5.88            $ 6.41         38,384    2020
                                                           5.47              5.88         91,823    2019
                                                           6.87              5.47        117,234    2018
                                                           7.08              6.87         91,028    2017
                                                           5.81              7.08         57,995    2016
                                                           8.38              5.81         40,306    2015
                                                          10.71              8.38         34,719    2014
                                                          10.00             10.71         32,675    2013
                                                          10.56             10.00         32,642    2012
                                                          13.42             10.56             26    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $31.25            $43.65             --    2020
                                                          23.37             31.25             --    2019
                                                          23.90             23.37             --    2018
                                                          18.20             23.90             --    2017
                                                          18.56             18.20             --    2016
                                                          18.77             18.56             --    2015
                                                          18.53             18.77             --    2014
                                                          13.58             18.53             --    2013
                                                          11.56             13.58             --    2012
                                                          12.55             11.56             --    2011
--------------------------------------------------------------------------------------------------------

                                     B-102

Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $10.36            $10.99         3,543     2020
                                                                                   10.00             10.36         4,319     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                  $10.55            $14.24            --     2020
                                                                                   10.00             10.55            --     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       $10.61            $10.55            --     2020
                                                                                   10.00             10.61            --     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $10.59            $10.50         5,528     2020
                                                                                   10.00             10.59         5,797     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $10.82            $14.19            --     2020
                                                                                   10.00             10.82            --     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $10.25            $15.29         3,865     2020
                                                                                   10.00             10.25            --     2019
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $10.86            $14.36            --     2020
                                                                                   10.00             10.86            --     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.30            $11.45         3,276     2020
                                                                                   10.00             10.30         3,427     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $10.37            $14.12            --     2020
   Series II Shares                                                                10.00             10.37            --     2019
-                                                                           -----------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $10.62            $13.12        22,183     2020
                                                                                   10.00             10.62         3,850     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $10.58            $11.68            --     2020
                                                                                   10.00             10.58        25,156     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                       $10.78            $12.52         4,665     2020
   Series II Shares                                                                10.00             10.78         3,797     2019
-                                                                           -----------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                         $10.88            $15.03            --     2020
                                                                                   10.00             10.88            --     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                  $10.70            $10.27            --     2020
                                                                                   10.00             10.70            --     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                $10.68            $11.80            --     2020
                                                                                   10.00             10.68        24,949     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                         $10.41            $11.08        58,066     2020
                                                                                   10.00             10.41        56,615     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                      $10.54            $11.64            --     2020
                                                                                   10.00             10.54         7,782     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $10.67            $10.91            --     2020
                                                                                   10.00             10.67            --     2019
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.06            $10.70         5,369     2020
                                                                                   10.00             10.06         9,982     2019
---------------------------------------------------------------------------------------------------------------------------------

                                     B-103

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.58            $12.29             --    2020
                                                                               10.00             10.58             --    2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.58            $10.58             --    2020
                                                                               10.00             10.58          5,826    2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.47            $12.27        172,274    2020
                                                                               10.00             10.47        123,778    2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.27            $14.29             --    2020
                                                                               10.00             10.27             --    2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.52            $13.47         29,960    2020
                                                                               10.00             10.52          5,846    2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.75            $11.36             --    2020
                                                                               10.00             10.75             --    2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.07            $ 9.97          5,745    2020
                                                                               10.00             10.07          8,023    2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.22            $10.46             --    2020
                                                                               10.00             10.22             --    2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.31            $12.86          4,451    2020
                                                                               10.00             10.31             --    2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.61            $12.58         59,929    2020
                                                                               10.00             10.61         69,093    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.60            $13.40             --    2020
                                                                               10.00             10.60          5,796    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.63            $13.76             --    2020
                                                                               10.00             10.63             --    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.71            $11.06         36,757    2020
                                                                               10.00             10.71          5,732    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.95            $11.43             --    2020
                                                                               10.00             10.95             --    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.86            $17.74         16,471    2020
                                                                               10.00             10.86             --    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.75            $14.98             --    2020
                                                                               10.00             10.75             --    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.13            $10.73         26,722    2020
                                                                               10.00             10.13         19,817    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.34            $11.83             --    2020
                                                                               10.00             10.34          9,899    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.79            $11.31             --    2020
                                                                               10.00             10.79             --    2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-104

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.42            $11.30         59,883    2020
                                                                              10.00             10.42         47,249    2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.28            $10.05        188,183    2020
                                                                              10.00             10.28        159,165    2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.56            $ 9.73             --    2020
                                                                              10.00             10.56             --    2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.62            $10.90             --    2020
                                                                              10.00             10.62             --    2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.93            $ 9.67             --    2020
                                                                              10.00              9.93             --    2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.61            $11.74        121,095    2020
                                                                              10.00             10.61        120,007    2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.79            $14.56             --    2020
                                                                              10.00             10.79             --    2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.97            $12.53             --    2020
                                                                              10.00             10.97             --    2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.61            $10.84             --    2020
                                                                              10.00             10.61             --    2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.60            $11.68             --    2020
                                                                              10.00             10.60             --    2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.45            $11.11         65,644    2020
                                                                              10.00             10.45         60,578    2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.50            $10.76             --    2020
                                                                              10.00             10.50             --    2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.94            $12.97             --    2020
   Service Class Shares                                                       10.00             10.94             --    2019
-                                                                      -----------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.18            $10.67             --    2020
                                                                              10.00             10.18             --    2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.23            $10.50          5,467    2020
                                                                              10.00             10.23          7,913    2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.14            $11.56         14,876    2020
                                                                              10.00             10.14          7,780    2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.99            $ 9.99         28,582    2020
                                                                              10.00              9.99          6,031    2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.08            $10.63         21,537    2020
                                                                              10.00             10.08         19,876    2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $15.48             --    2020
                                                                              10.00             11.01             --    2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-105

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.08            $10.47             --    2020
                                                                10.00             10.08             --    2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.04            $14.32             --    2020
                                                                10.00             11.04             --    2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.23            $ 9.41          6,141    2020
                                                                10.00             10.23          3,938    2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.79            $12.34             --    2020
                                                                10.00             10.79             --    2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.60            $11.78             --    2020
                                                                10.00             10.60             --    2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.23            $10.54        382,976    2020
                                                                10.00             10.23        316,681    2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.77            $12.81             --    2020
                                                                10.00             10.77             --    2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.67            $13.51             --    2020
                                                                10.00             10.67             --    2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.69            $16.15             --    2020
                                                                10.00             10.69             --    2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.71            $10.53          5,559    2020
                                                                10.00              9.71          8,551    2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.42            $14.48             --    2020
                                                                10.00             10.42             --    2019
--------------------------------------------------------------------------------------------------------------

                                     B-106

                       Lifetime Income Plus 2008 Elected

                                                                                           Number of
                                                        Accumulation       Accumulation   Accumulation
                                                       Unit Values at      Unit Values    Units at End
Subaccounts                                          Beginning of Period at End of Period  of Period   Year
-----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.13             $15.17         131,743   2020
                                                            12.16              14.13         148,045   2019
                                                            13.22              12.16         174,863   2018
                                                            11.63              13.22         195,472   2017
                                                            11.32              11.63         226,323   2016
                                                            11.37              11.32         277,105   2015
                                                            10.80              11.37         346,753   2014
                                                             9.45              10.80         362,313   2013
                                                             8.48               9.45         440,277   2012
                                                             8.90               8.48         478,535   2011
-----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.81             $18.88           2,845   2020
                                                            10.82              13.81           4,176   2019
                                                            12.23              10.82           4,885   2018
                                                             9.13              12.23           5,009   2017
                                                             9.37               9.13           6,509   2016
                                                             9.28               9.37           6,509   2015
                                                             9.01               9.28           7,236   2014
                                                             7.46               9.01          12,865   2013
                                                             6.70               7.46          14,801   2012
                                                             8.90               6.70          19,012   2011
-----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.13             $18.26           5,937   2020
                                                            14.92              18.13           5,670   2019
                                                            16.12              14.92           5,908   2018
                                                            13.83              16.12           6,299   2017
                                                            12.66              13.83           5,782   2016
                                                            12.70              12.66           7,732   2015
                                                            11.82              12.70           9,935   2014
                                                             8.93              11.82           8,473   2013
                                                             7.75               8.93           7,085   2012
                                                             7.44               7.75           7,542   2011
-----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.12             $ 6.15         571,039   2020
                                                             5.33               6.12         784,750   2019
                                                             7.04               5.33         861,646   2018
                                                             5.73               7.04         799,597   2017
                                                             5.87               5.73       2,095,576   2016
                                                             5.84               5.87       1,512,609   2015
                                                             6.35               5.84       1,375,179   2014
                                                             5.26               6.35       1,096,198   2013
                                                             4.69               5.26       2,120,824   2012
                                                             5.92               4.69       1,687,918   2011
-----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $25.97             $34.50              --   2020
                                                            19.66              25.97              --   2019
                                                            19.55              19.66              --   2018
                                                            15.10              19.55              --   2017
                                                            15.01              15.10              --   2016
                                                            13.78              15.01              --   2015
                                                            12.31              13.78              --   2014
                                                             9.14              12.31              --   2013
                                                             7.97               9.14              --   2012
                                                             8.42               7.97              --   2011
-----------------------------------------------------------------------------------------------------------

                                     B-107

                                                                                                                 Number of
                                                                              Accumulation       Accumulation   Accumulation
                                                                             Unit Values at      Unit Values    Units at End
Subaccounts                                                                Beginning of Period at End of Period  of Period   Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                       $26.66             $40.26         78,032    2020
                                                                                  19.94              26.66          3,686    2019
                                                                                  20.51              19.94          4,437    2018
                                                                                  15.60              20.51          4,820    2017
                                                                                  14.94              15.60          5,854    2016
                                                                                  15.43              14.94          6,158    2015
                                                                                  16.03              15.43        283,178    2014
                                                                                  11.22              16.03          8,134    2013
                                                                                   9.95              11.22          8,111    2012
                                                                                   9.71               9.95          8,326    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $18.39             $24.63         14,904    2020
                                                                                  13.77              18.39         18,134    2019
                                                                                  14.90              13.77         19,662    2018
                                                                                  11.98              14.90         21,604    2017
                                                                                  12.49              11.98         21,976    2016
                                                                                  12.31              12.49         40,820    2015
                                                                                  10.87              12.31         46,822    2014
                                                                                   8.55              10.87         54,533    2013
                                                                                   7.64               8.55         60,182    2012
                                                                                   7.88               7.64         79,756    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund --                         $10.80             $12.17        171,830    2020
   Series II Shares                                                                9.37              10.80        187,175    2019
                                                                                  10.10               9.37        202,865    2018
                                                                                   9.43              10.10        268,523    2017
                                                                                   9.13               9.43        304,426    2016
                                                                                   9.24               9.13        274,150    2015
                                                                                   8.70               9.24        226,760    2014
                                                                                   7.85               8.70        226,962    2013
                                                                                   7.12               7.85        266,745    2012
                                                                                   7.22               7.12        232,169    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund--                       $20.38             $28.10             --    2020
   Series II Shares                                                               14.91              20.38             --    2019
                                                                                  16.20              14.91             --    2018
                                                                                  12.83              16.20             --    2017
                                                                                  12.78              12.83             --    2016
                                                                                  12.23              12.78             --    2015
                                                                                  11.79              12.23             --    2014
                                                                                   8.84              11.79             --    2013
                                                                                   7.74               8.84             --    2012
                                                                                   7.81               7.74             --    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                       $17.48             $21.88        743,399    2020
                                                                                  13.53              17.48        281,010    2019
                                                                                  15.89              13.53        348,537    2018
                                                                                  11.86              15.89        539,784    2017
                                                                                  12.08              11.86        575,564    2016
                                                                                  11.86              12.08        754,064    2015
                                                                                  11.82              11.86        872,669    2014
                                                                                   9.47              11.82        728,806    2013
                                                                                   7.96               9.47        761,455    2012
                                                                                   8.86               7.96        975,350    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-108

                                                                                                           Number of
                                                                        Accumulation       Accumulation   Accumulation
                                                                       Unit Values at      Unit Values    Units at End
Subaccounts                                                          Beginning of Period at End of Period  of Period   Year
---------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $19.60             $21.90          12,657   2020
                                                                            15.14              19.60         968,053   2019
                                                                            16.76              15.14       1,188,259   2018
                                                                            14.61              16.76       1,044,090   2017
                                                                            13.36              14.61       1,160,353   2016
                                                                            13.18              13.36         897,524   2015
                                                                            12.14              13.18       1,039,036   2014
                                                                             9.40              12.14       1,205,483   2013
                                                                             8.20               9.40       1,452,802   2012
                                                                             8.37               8.20       3,054,378   2011
---------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $20.97             $24.67         136,138   2020
   Series II Shares                                                         16.92              20.97         160,007   2019
                                                                            19.24              16.92         183,892   2018
                                                                            17.18              19.24         277,444   2017
                                                                            14.85              17.18         341,588   2016
                                                                            16.09              14.85         483,176   2015
                                                                            14.66              16.09         519,700   2014
                                                                            10.60              14.66         908,745   2013
                                                                             9.17              10.60       1,191,064   2012
                                                                             9.55               9.17       1,389,903   2011
---------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $23.41             $32.76              30   2020
                                                                            17.42              23.41              41   2019
                                                                            18.38              17.42              46   2018
                                                                            14.69              18.38              55   2017
                                                                            14.61              14.69              61   2016
                                                                            14.15              14.61              66   2015
                                                                            13.28              14.15           2,885   2014
                                                                             9.64              13.28           3,292   2013
                                                                            10.00               9.64           4,683   2012
---------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $17.95             $17.46          35,857   2020
                                                                            14.62              17.95          41,253   2019
                                                                            16.97              14.62          48,684   2018
                                                                            14.68              16.97          50,017   2017
                                                                            12.77              14.68         739,656   2016
                                                                            13.85              12.77          63,108   2015
                                                                            12.91              13.85          74,502   2014
                                                                             9.68              12.91          82,628   2013
                                                                             8.28               9.68          63,852   2012
                                                                             8.61               8.28          85,727   2011
---------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                         $16.93             $18.95           6,262   2020
                                                                            13.35              16.93       1,113,923   2019
                                                                            15.00              13.35       1,338,269   2018
                                                                            13.48              15.00       1,116,108   2017
                                                                            12.44              13.48       1,130,068   2016
                                                                            13.42              12.44          11,086   2015
                                                                            12.63              13.42          11,080   2014
                                                                             9.94              12.63          13,127   2013
                                                                             8.88               9.94          16,272   2012
                                                                             9.04               8.88           9,923   2011
---------------------------------------------------------------------------------------------------------------------------

                                     B-109

                                                                                                              Number of
                                                                           Accumulation       Accumulation   Accumulation
                                                                          Unit Values at      Unit Values    Units at End
Subaccounts                                                             Beginning of Period at End of Period  of Period   Year
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $16.99             $18.32         116,197   2020
                                                                               14.41              16.99         134,827   2019
                                                                               16.23              14.41         154,763   2018
                                                                               14.91              16.23         145,932   2017
                                                                               13.21              14.91         143,467   2016
                                                                               13.79              13.21         189,414   2015
                                                                               12.90              13.79         178,961   2014
                                                                               10.51              12.90         171,238   2013
                                                                                9.51              10.51         153,314   2012
                                                                                9.80               9.51         178,827   2011
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.66             $13.04          61,224   2020
                                                                                9.25              11.66         548,331   2019
                                                                               11.10               9.25         660,748   2018
                                                                                9.20              11.10         683,568   2017
                                                                                9.42               9.20         523,091   2016
                                                                                9.84               9.42         974,113   2015
                                                                               10.01               9.84         668,454   2014
                                                                                8.57              10.01         719,501   2013
                                                                                7.57               8.57         811,281   2012
                                                                                8.28               7.57         661,849   2011
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.53             $12.97              --   2020
                                                                                9.80              12.53              --   2019
                                                                               12.36               9.80              --   2018
                                                                               10.72              12.36              --   2017
                                                                                9.25              10.72              --   2016
                                                                               10.53               9.25              --   2015
                                                                               10.07              10.53              --   2014
                                                                                7.69              10.07              --   2013
                                                                                6.65               7.69              --   2012
                                                                                7.00               6.65              --   2011
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.95             $12.87         204,408   2020
                                                                               11.16              11.95         528,017   2019
                                                                               11.68              11.16         567,224   2018
                                                                               11.46              11.68         556,489   2017
                                                                               11.17              11.46         584,964   2016
                                                                               11.65              11.17         207,294   2015
                                                                               11.47              11.65         921,273   2014
                                                                               12.75              11.47       1,029,467   2013
                                                                               12.08              12.75         976,133   2012
                                                                               11.00              12.08         953,392   2011
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $20.06             $23.59           1,363   2020
                                                                               15.86              20.06           1,489   2019
                                                                               17.29              15.86           1,676   2018
                                                                               15.45              17.29           1,828   2017
                                                                               12.73              15.45           2,051   2016
                                                                               13.90              12.73           6,582   2015
                                                                               13.46              13.90           6,935   2014
                                                                                9.63              13.46           6,986   2013
                                                                                8.65               9.63           4,719   2012
                                                                                9.04               8.65           6,077   2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-110

                                                                                                         Number of
                                                                      Accumulation       Accumulation   Accumulation
                                                                     Unit Values at      Unit Values    Units at End
Subaccounts                                                        Beginning of Period at End of Period  of Period   Year
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $16.47             $16.70          11,852   2020
                                                                          13.57              16.47         277,819   2019
                                                                          15.02              13.57         316,746   2018
                                                                          14.15              15.02         350,541   2017
                                                                          12.22              14.15         620,545   2016
                                                                          13.25              12.22          12,221   2015
                                                                          12.30              13.25          16,285   2014
                                                                           9.09              12.30          26,240   2013
                                                                           8.12               9.09          19,155   2012
                                                                           8.50               8.12          42,403   2011
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $13.50             $16.02       2,488,467   2020
                                                                          11.66              13.50       3,006,072   2019
                                                                          12.84              11.66       3,551,171   2018
                                                                          11.49              12.84       4,159,545   2017
                                                                          11.26              11.49       4,787,460   2016
                                                                          11.57              11.26       5,332,125   2015
                                                                          11.54              11.57       6,110,765   2014
                                                                          10.26              11.54       6,827,143   2013
                                                                           9.49              10.26       8,222,122   2012
                                                                          10.02               9.49       9,154,831   2011
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $23.67             $33.38              --   2020
                                                                          18.20              23.67              --   2019
                                                                          18.02              18.20              --   2018
                                                                          14.18              18.02              --   2017
                                                                          13.41              14.18              --   2016
                                                                          13.31              13.41              --   2015
                                                                          11.88              13.31              --   2014
                                                                           9.05              11.88              --   2013
                                                                           8.02               9.05              --   2012
                                                                           7.97               8.02              --   2011
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.95             $21.98         922,178   2020
                                                                          13.09              16.95         286,967   2019
                                                                          13.64              13.09         355,262   2018
                                                                          10.43              13.64         661,945   2017
                                                                          10.00              10.43          37,800   2016
-------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.19             $13.04          11,342   2020
                                                                           9.91              12.19          11,848   2019
                                                                          12.12               9.91          14,002   2018
                                                                           9.69              12.12          17,505   2017
                                                                          10.00               9.69          26,274   2016
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $12.84             $12.87         228,574   2020
                                                                          12.20              12.84         432,506   2019
                                                                          12.42              12.20         537,193   2018
                                                                          12.21              12.42         363,571   2017
                                                                          11.40              12.21         287,266   2016
                                                                          11.72              11.40         380,829   2015
                                                                          11.85              11.72         765,774   2014
                                                                          11.61              11.85         803,695   2013
                                                                          11.01              11.61         592,405   2012
                                                                          10.92              11.01          42,583   2011
-------------------------------------------------------------------------------------------------------------------------

                                     B-111

                                                                                                        Number of
                                                                     Accumulation       Accumulation   Accumulation
                                                                    Unit Values at      Unit Values    Units at End
Subaccounts                                                       Beginning of Period at End of Period  of Period   Year
------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $17.98             $18.64           3,589   2020
                                                                         16.03              17.98           4,345   2019
                                                                         16.89              16.03           5,681   2018
                                                                         16.12              16.89          10,269   2017
                                                                         14.32              16.12          10,151   2016
                                                                         14.97              14.32          26,237   2015
                                                                         14.87              14.97          27,764   2014
                                                                         14.17              14.87          29,522   2013
                                                                         12.62              14.17          29,104   2012
                                                                         12.23              12.62          56,570   2011
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $21.28             $26.88         122,999   2020
                                                                         16.21              21.28           9,943   2019
                                                                         15.93              16.21          13,623   2018
                                                                         12.66              15.93          16,198   2017
                                                                         12.45              12.66          19,565   2016
                                                                         11.93              12.45          21,717   2015
                                                                         11.09              11.93          25,404   2014
                                                                          8.08              11.09          28,138   2013
                                                                          7.02               8.08          36,576   2012
                                                                          8.26               7.02         920,300   2011
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $18.38             $22.07         395,998   2020
                                                                         15.07              18.38         409,786   2019
                                                                         16.04              15.07         465,164   2018
                                                                         14.05              16.04         491,143   2017
                                                                         13.36              14.05         515,746   2016
                                                                         13.55              13.36         565,895   2015
                                                                         12.53              13.55         619,880   2014
                                                                         10.68              12.53         667,499   2013
                                                                          9.46              10.68         731,656   2012
                                                                         10.01               9.46         716,158   2011
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.27             $24.67         110,458   2020
                                                                         14.93              19.27         360,193   2019
                                                                         16.27              14.93         439,407   2018
                                                                         13.61              16.27         718,857   2017
                                                                         12.85              13.61         574,878   2016
                                                                         13.02              12.85       1,975,252   2015
                                                                         11.86              13.02       2,223,353   2014
                                                                          9.22              11.86       2,696,573   2013
                                                                          8.07               9.22       3,308,940   2012
                                                                          8.45               8.07         299,245   2011
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $20.52             $26.90              --   2020
                                                                         16.08              20.52              --   2019
                                                                         17.25              16.08              --   2018
                                                                         14.21              17.25              --   2017
                                                                         14.08              14.21              --   2016
                                                                         14.18              14.08              --   2015
                                                                         13.04              14.18              --   2014
                                                                          9.59              13.04           1,074   2013
                                                                          7.98               9.59           1,272   2012
                                                                          8.35               7.98           1,341   2011
------------------------------------------------------------------------------------------------------------------------

                                     B-112

                                                                                                 Number of
                                                              Accumulation       Accumulation   Accumulation
                                                             Unit Values at      Unit Values    Units at End
Subaccounts                                                Beginning of Period at End of Period  of Period   Year
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $16.15             $16.90       1,262,582   2020
                                                                  12.93              16.15         359,928   2019
                                                                  14.38              12.93         425,010   2018
                                                                  12.99              14.38         477,967   2017
                                                                  11.22              12.99         136,146   2016
                                                                  11.92              11.22       1,001,999   2015
                                                                  11.18              11.92       1,072,506   2014
                                                                   8.90              11.18       1,418,979   2013
                                                                   7.73               8.90       1,645,222   2012
                                                                   7.82               7.73          83,718   2011
-----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.26             $19.32          40,902   2020
                                                                  14.33              18.26          44,941   2019
                                                                  16.05              14.33          52,428   2018
                                                                  14.00              16.05          55,644   2017
                                                                  12.30              14.00          60,681   2016
                                                                  12.84              12.30          68,584   2015
                                                                  11.85              12.84          81,352   2014
                                                                   9.05              11.85          99,238   2013
                                                                   7.78               9.05          25,875   2012
                                                                   7.81               7.78          59,456   2011
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $32.60             $53.91         270,495   2020
                                                                  23.60              32.60           5,354   2019
                                                                  21.40              23.60           6,841   2018
                                                                  16.22              21.40          10,477   2017
                                                                  16.49              16.22          14,750   2016
                                                                  15.93              16.49         528,955   2015
                                                                  14.47              15.93         243,250   2014
                                                                  10.71              14.47         288,728   2013
                                                                  10.00              10.71         371,550   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $22.05             $31.12           3,421   2020
                                                                  16.74              22.05           5,146   2019
                                                                  17.11              16.74           6,265   2018
                                                                  12.91              17.11           7,479   2017
                                                                  13.06              12.91           9,469   2016
                                                                  12.43              13.06          10,151   2015
                                                                  11.39              12.43          11,211   2014
                                                                   8.52              11.39          13,035   2013
                                                                   7.58               8.52           3,847   2012
                                                                   7.71               7.58           4,232   2011
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.46             $14.44         964,468   2020
                                                                  12.51              13.46       1,051,041   2019
                                                                  12.83              12.51       1,133,084   2018
                                                                  12.55              12.83       1,753,163   2017
                                                                  12.22              12.55       1,973,922   2016
                                                                  12.54              12.22       1,917,027   2015
                                                                  12.08              12.54       1,287,543   2014
                                                                  12.55              12.08       1,637,853   2013
                                                                  12.09              12.55       1,864,968   2012
                                                                  11.49              12.09         166,082   2011
-----------------------------------------------------------------------------------------------------------------

                                     B-113

                                                                                            Number of
                                                         Accumulation       Accumulation   Accumulation
                                                        Unit Values at      Unit Values    Units at End
Subaccounts                                           Beginning of Period at End of Period  of Period   Year
------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $17.71             $20.52          33,532   2020
                                                             14.62              17.71         462,352   2019
                                                             17.46              14.62         523,643   2018
                                                             14.73              17.46         544,267   2017
                                                             13.39              14.73         631,807   2016
                                                             13.85              13.39         548,549   2015
                                                             13.29              13.85       1,070,934   2014
                                                              9.95              13.29       1,025,671   2013
                                                              8.83               9.95       1,324,584   2012
                                                             10.08               8.83          57,324   2011
------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $16.91             $17.95             164   2020
                                                             12.82              16.91             160   2019
                                                             15.82              12.82             172   2018
                                                             13.51              15.82             155   2017
                                                             12.58              13.51             156   2016
                                                             13.22              12.58             162   2015
                                                             12.62              13.22             160   2014
                                                              9.86              12.62             162   2013
                                                              7.90               9.86             177   2012
                                                              8.83               7.90              --   2011
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.57             $14.91         468,994   2020
                                                             11.52              13.57         551,307   2019
                                                             12.97              11.52         646,585   2018
                                                             11.78              12.97         790,511   2017
                                                             10.59              11.78         894,779   2016
                                                             11.49              10.59       1,084,184   2015
                                                             11.36              11.49       1,207,646   2014
                                                              9.34              11.36       1,412,008   2013
                                                              8.24               9.34       1,699,078   2012
                                                              8.51               8.24       1,968,811   2011
------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $15.32             $15.16       1,233,311   2020
                                                             13.43              15.32       1,352,812   2019
                                                             14.27              13.43       1,537,208   2018
                                                             13.24              14.27       1,804,268   2017
                                                             11.81              13.24       2,001,747   2016
                                                             12.93              11.81       2,347,493   2015
                                                             12.57              12.93       2,677,827   2014
                                                             11.22              12.57       2,983,901   2013
                                                             10.14              11.22       3,541,547   2012
                                                             10.07              10.14       4,059,428   2011
------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $14.38             $13.42          18,439   2020
                                                             11.93              14.38          18,623   2019
                                                             13.35              11.93          21,413   2018
                                                             12.54              13.35          24,624   2017
                                                             10.99              12.54          34,341   2016
                                                             11.76              10.99          34,976   2015
                                                             11.17              11.76          38,873   2014
                                                              8.86              11.17          59,378   2013
                                                              7.89               8.86          85,253   2012
                                                              8.11               7.89         900,096   2011
------------------------------------------------------------------------------------------------------------

                                     B-114

                                                                                                       Number of
                                                                    Accumulation       Accumulation   Accumulation
                                                                   Unit Values at      Unit Values    Units at End
Subaccounts                                                      Beginning of Period at End of Period  of Period   Year
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.87             $11.30          29,497   2020
                                                                         9.60              10.87          33,659   2019
                                                                        11.47               9.60          34,437   2018
                                                                         9.85              11.47          36,957   2017
                                                                         9.14               9.85          40,196   2016
                                                                         9.94               9.14          46,973   2015
                                                                        10.41               9.94          48,116   2014
                                                                         8.09              10.41          49,114   2013
                                                                         6.80               8.09          56,543   2012
                                                                         7.44               6.80          68,259   2011
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.16             $ 9.02         182,600   2020
                                                                         9.14               9.16         166,381   2019
                                                                         9.17               9.14         137,837   2018
                                                                         9.28               9.17         252,769   2017
                                                                         9.43               9.28         147,455   2016
                                                                         9.60               9.43         220,602   2015
                                                                         9.76               9.60         180,108   2014
                                                                         9.93               9.76         210,748   2013
                                                                        10.00               9.93         210,357   2012
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.68             $23.18         483,676   2020
                                                                        17.20              20.68         520,411   2019
                                                                        17.43              17.20         533,047   2018
                                                                        15.01              17.43         537,183   2017
                                                                        14.63              15.01         574,843   2016
                                                                        14.83              14.63         615,650   2015
                                                                        13.93              14.83         687,764   2014
                                                                        11.83              13.93         783,070   2013
                                                                        10.62              11.83         930,209   2012
                                                                        10.66              10.62       1,015,601   2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $23.65             $32.33           8,490   2020
                                                                        17.58              23.65          15,766   2019
                                                                        17.59              17.58          17,380   2018
                                                                        13.76              17.59          23,698   2017
                                                                        13.73              13.76         359,719   2016
                                                                        12.48              13.73         383,609   2015
                                                                        11.70              12.48         483,305   2014
                                                                         9.10              11.70         559,503   2013
                                                                         7.47               9.10         702,869   2012
                                                                         8.17               7.47         716,444   2011
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.04             $25.50           2,957   2020
                                                                        17.97              22.04           2,980   2019
                                                                        20.00              17.97           3,068   2018
                                                                        17.54              20.00           3,272   2017
                                                                        17.67              17.54           3,370   2016
                                                                        18.34              17.67           3,546   2015
                                                                        15.53              18.34           3,626   2014
                                                                        10.72              15.53           3,033   2013
                                                                         9.21              10.72           5,152   2012
                                                                         9.17               9.21           7,219   2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-115

                                                                                                    Number of
                                                                 Accumulation       Accumulation   Accumulation
                                                                Unit Values at      Unit Values    Units at End
Subaccounts                                                   Beginning of Period at End of Period  of Period   Year
--------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.48             $13.94             --    2020
                                                                     10.64              13.48             --    2019
                                                                     11.88              10.64             --    2018
                                                                     10.52              11.88             --    2017
                                                                      9.47              10.52             --    2016
                                                                      9.92               9.47             --    2015
                                                                     10.00               9.92             --    2014
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $20.70             $23.12             --    2020
                                                                     16.05              20.70             --    2019
                                                                     17.31              16.05             --    2018
                                                                     14.32              17.31             --    2017
                                                                     13.45              14.32             --    2016
                                                                     13.68              13.45             --    2015
                                                                     12.57              13.68             --    2014
                                                                      9.71              12.57             --    2013
                                                                      8.31               9.71             --    2012
                                                                      8.67               8.31             --    2011
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $15.94             $17.16        210,289    2020
                                                                     13.50              15.94        229,568    2019
                                                                     14.59              13.50        267,564    2018
                                                                     13.25              14.59        303,826    2017
                                                                     12.39              13.25        349,041    2016
                                                                     12.68              12.39        281,830    2015
                                                                     11.91              12.68        360,292    2014
                                                                     10.21              11.91        447,134    2013
                                                                      9.36              10.21        498,715    2012
                                                                      9.37               9.36        415,482    2011
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $16.71             $17.35          6,358    2020
                                                                     13.62              16.71          7,166    2019
                                                                     13.75              13.62          8,443    2018
                                                                     12.22              13.75          9,827    2017
                                                                     11.17              12.22         11,740    2016
                                                                     13.33              11.17         17,466    2015
                                                                     12.06              13.33         16,827    2014
                                                                     10.21              12.06         26,838    2013
                                                                      9.17              10.21         41,693    2012
                                                                      8.76               9.17         55,554    2011
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $17.26             $20.73             --    2020
   Service Class Shares                                              12.58              17.26             --    2019
                                                                     12.72              12.58             --    2018
                                                                     10.10              12.72             --    2017
                                                                      9.71              10.10             --    2016
                                                                     10.00               9.71             --    2015
--------------------------------------------------------------------------------------------------------------------

                                     B-116

                                                                                                             Number of
                                                                          Accumulation       Accumulation   Accumulation
                                                                         Unit Values at      Unit Values    Units at End
Subaccounts                                                            Beginning of Period at End of Period  of Period   Year
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.56             $14.38          17,867   2020
                                                                              12.34              13.56          20,620   2019
                                                                              13.28              12.34          22,024   2018
                                                                              11.92              13.28          21,762   2017
                                                                              10.74              11.92          26,679   2016
                                                                              12.03              10.74          29,246   2015
                                                                              12.18              12.03          28,958   2014
                                                                              12.38              12.18          36,082   2013
                                                                              10.97              12.38          45,923   2012
                                                                              10.95              10.97          24,763   2011
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.03             $17.71         150,260   2020
                                                                              15.10              17.03         310,299   2019
                                                                              15.79              15.10         271,876   2018
                                                                              15.06              15.79         267,839   2017
                                                                              13.63              15.06         261,529   2016
                                                                              14.09              13.63         719,012   2015
                                                                              13.87              14.09         486,579   2014
                                                                              13.35              13.87         377,188   2013
                                                                              11.88              13.35         402,155   2012
                                                                              11.70              11.88         588,856   2011
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.98             $20.74         373,562   2020
                                                                              16.14              17.98         291,464   2019
                                                                              16.82              16.14         276,221   2018
                                                                              15.70              16.82         240,514   2017
                                                                              15.87              15.70         238,572   2016
                                                                              16.37              15.87          25,655   2015
                                                                              13.43              16.37          35,172   2014
                                                                              15.69              13.43          49,182   2013
                                                                              15.29              15.69          57,098   2012
                                                                              12.16              15.29          65,980   2011
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.29             $11.43       1,306,958   2020
                                                                              11.05              11.29         583,066   2019
                                                                              11.20              11.05         582,432   2018
                                                                              11.24              11.20         602,118   2017
                                                                              11.28              11.24         593,765   2016
                                                                              11.44              11.28       1,046,783   2015
                                                                              11.53              11.44       2,604,448   2014
                                                                              11.75              11.53       2,686,796   2013
                                                                              11.29              11.75       2,780,932   2012
                                                                              11.36              11.29       3,197,349   2011
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.41             $15.39       1,017,097   2020
                                                                              13.53              14.41       1,276,408   2019
                                                                              13.84              13.53       1,416,692   2018
                                                                              13.42              13.84       1,951,473   2017
                                                                              13.30              13.42       2,195,671   2016
                                                                              13.47              13.30       2,429,778   2015
                                                                              13.14              13.47       1,801,415   2014
                                                                              13.63              13.14       2,230,849   2013
                                                                              12.65              13.63       2,273,898   2012
                                                                              12.42              12.65       2,610,198   2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-117

                                                                                               Number of
                                                            Accumulation       Accumulation   Accumulation
                                                           Unit Values at      Unit Values    Units at End
Subaccounts                                              Beginning of Period at End of Period  of Period   Year
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $31.64             $45.09             --    2020
                                                                23.52              31.64             --    2019
                                                                24.37              23.52             --    2018
                                                                18.90              24.37             --    2017
                                                                18.15              18.90             --    2016
                                                                17.05              18.15             --    2015
                                                                14.77              17.05             --    2014
                                                                11.16              14.77             --    2013
                                                                 9.73              11.16             --    2012
                                                                 9.68               9.73             --    2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.08             $12.70         12,590    2020
                                                                11.31              12.08         12,874    2019
                                                                11.67              11.31         12,696    2018
                                                                11.50              11.67         16,508    2017
                                                                11.36              11.50         16,913    2016
                                                                11.61              11.36         17,198    2015
                                                                11.23              11.61         19,884    2014
                                                                11.58              11.23         21,728    2013
                                                                11.15              11.58         27,265    2012
                                                                10.58              11.15         41,666    2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $26.53             $34.84             --    2020
                                                                19.65              26.53             --    2019
                                                                20.54              19.65             --    2018
                                                                16.28              20.54             --    2017
                                                                16.16              16.28             --    2016
                                                                15.92              16.16             --    2015
                                                                14.20              15.92             --    2014
                                                                10.71              14.20             --    2013
                                                                 9.01              10.71             --    2012
                                                                 9.12               9.01             --    2011
---------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.27             $18.88        177,326    2020
                                                                16.35              20.27        166,362    2019
                                                                17.64              16.35        190,410    2018
                                                                16.95              17.64        189,911    2017
                                                                15.97              16.95        202,444    2016
                                                                15.53              15.97        247,459    2015
                                                                11.98              15.53        289,766    2014
                                                                11.88              11.98        592,198    2013
                                                                10.35              11.88        217,493    2012
                                                                 9.58              10.35        225,894    2011
---------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.55             $24.98          3,841    2020
                                                                16.73              21.55          4,312    2019
                                                                17.86              16.73          2,909    2018
                                                                14.96              17.86          7,414    2017
                                                                13.63              14.96         10,135    2016
                                                                13.72              13.63         11,733    2015
                                                                12.32              13.72         15,032    2014
                                                                 9.50              12.32         15,916    2013
                                                                 8.35               9.50         19,074    2012
                                                                 8.35               8.35         31,449    2011
---------------------------------------------------------------------------------------------------------------

                                     B-118

                                                                                            Number of
                                                         Accumulation       Accumulation   Accumulation
                                                        Unit Values at      Unit Values    Units at End
Subaccounts                                           Beginning of Period at End of Period  of Period   Year
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $20.85             $23.47            4,641  2020
                                                             16.81              20.85            4,893  2019
                                                             18.94              16.81            4,122  2018
                                                             17.10              18.94            4,170  2017
                                                             14.05              17.10            4,580  2016
                                                             14.91              14.05            6,373  2015
                                                             14.62              14.91            6,799  2014
                                                             10.86              14.62            8,445  2013
                                                              9.65              10.86           11,904  2012
                                                              9.51               9.65           14,326  2011
------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $12.69             $13.24        3,084,518  2020
                                                             11.17              12.69        3,556,009  2019
                                                             12.17              11.17        4,228,237  2018
                                                             10.74              12.17        5,065,945  2017
                                                             10.30              10.74        5,958,009  2016
                                                             10.62              10.30        6,652,076  2015
                                                             10.28              10.62        7,797,425  2014
                                                              9.13              10.28        9,241,138  2013
                                                              8.27               9.13       11,039,672  2012
                                                              8.68               8.27       12,825,950  2011
------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $20.43             $24.63           13,358  2020
                                                             15.77              20.43           16,334  2019
                                                             16.61              15.77            5,920  2018
                                                             14.09              16.61            9,296  2017
                                                             13.11              14.09            7,034  2016
                                                             13.66              13.11            7,466  2015
                                                             12.32              13.66            5,630  2014
                                                              9.36              12.32            4,425  2013
                                                              8.22               9.36           10,085  2012
                                                              8.61               8.22           10,294  2011
------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $19.73             $25.30            2,819  2020
                                                             15.63              19.73            5,695  2019
                                                             16.87              15.63            6,550  2018
                                                             13.23              16.87            8,356  2017
                                                             13.29              13.23           13,851  2016
                                                             12.77              13.29           14,821  2015
                                                             12.18              12.77           16,789  2014
                                                              9.58              12.18           19,181  2013
                                                              8.81               9.58           23,441  2012
                                                              9.38               8.81           26,270  2011
------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $26.85             $41.07               --  2020
                                                             20.57              26.85               --  2019
                                                             21.17              20.57               --  2018
                                                             15.82              21.17              152  2017
                                                             16.31              15.82              177  2016
                                                             14.94              16.31              176  2015
                                                             13.87              14.94              196  2014
                                                             10.29              13.87              231  2013
                                                              9.05              10.29              272  2012
                                                              9.21               9.05              280  2011
------------------------------------------------------------------------------------------------------------

                                     B-119

                                                                                         Number of
                                                      Accumulation       Accumulation   Accumulation
                                                     Unit Values at      Unit Values    Units at End
Subaccounts                                        Beginning of Period at End of Period  of Period   Year
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 4.75             $ 5.23         783,777   2020
                                                           4.39               4.75       1,399,007   2019
                                                           5.47               4.39       1,427,785   2018
                                                           5.59               5.47       1,142,476   2017
                                                           4.56               5.59         718,215   2016
                                                           6.52               4.56         585,613   2015
                                                           8.27               6.52         492,029   2014
                                                           7.66               8.27         413,832   2013
                                                           8.03               7.66         417,285   2012
                                                          10.13               8.03         233,392   2011
---------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
---------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $33.60             $47.29             382   2020
                                                          24.94              33.60             453   2019
                                                          25.30              24.94             482   2018
                                                          19.12              25.30             599   2017
                                                          19.35              19.12             768   2016
                                                          19.43              19.35             736   2015
                                                          19.03              19.43             746   2014
                                                          13.84              19.03             745   2013
                                                          11.69              13.84             251   2012
                                                          12.59              11.69             262   2011
---------------------------------------------------------------------------------------------------------

                                     B-120

                         Lifetime Income Plus Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.64            $14.56          5,604    2020
                                                            11.81             13.64          6,592    2019
                                                            12.92             11.81         10,494    2018
                                                            11.44             12.92         16,667    2017
                                                            11.21             11.44         21,715    2016
                                                            11.32             11.21         24,748    2015
                                                            10.82             11.32         26,620    2014
                                                             9.53             10.82         22,618    2013
                                                             8.60              9.53         26,247    2012
                                                             9.08              8.60         26,263    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.23            $23.41             --    2020
                                                            13.59             17.23             --    2019
                                                            15.45             13.59             --    2018
                                                            11.60             15.45             --    2017
                                                            11.98             11.60             --    2016
                                                            11.95             11.98             --    2015
                                                            11.67             11.95             --    2014
                                                             9.71             11.67             --    2013
                                                             8.78              9.71             --    2012
                                                            11.73              8.78             --    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $21.28            $21.30          2,253    2020
                                                            17.62             21.28          2,375    2019
                                                            19.16             17.62          2,768    2018
                                                            16.53             19.16          3,486    2017
                                                            15.23             16.53          4,051    2016
                                                            15.37             15.23          5,684    2015
                                                            14.40             15.37          7,018    2014
                                                            10.95             14.40          8,367    2013
                                                             9.56             10.95         10,497    2012
                                                             9.22              9.56         13,595    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.67            $ 8.66         54,742    2020
                                                             7.60              8.67         84,862    2019
                                                            10.10              7.60         99,540    2018
                                                             8.26             10.10         99,822    2017
                                                             8.52              8.26        264,350    2016
                                                             8.52              8.52        222,783    2015
                                                             9.32              8.52        214,247    2014
                                                             7.77              9.32        180,299    2013
                                                             6.97              7.77        331,208    2012
                                                             8.85              6.97        310,135    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $29.04            $38.34          1,409    2020
                                                            22.12             29.04          1,918    2019
                                                            22.13             22.12          2,839    2018
                                                            17.20             22.13          3,511    2017
                                                            17.20             17.20          4,574    2016
                                                            15.88             17.20          4,915    2015
                                                            14.28             15.88          6,476    2014
                                                            10.67             14.28          7,795    2013
                                                             9.36             10.67          9,957    2012
                                                             9.95              9.36         11,415    2011
----------------------------------------------------------------------------------------------------------

                                     B-121

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                       $26.52            $39.81          8,621    2020
                                                                                  19.96             26.52             --    2019
                                                                                  20.66             19.96             --    2018
                                                                                  15.81             20.66             --    2017
                                                                                  15.23             15.81             --    2016
                                                                                  15.83             15.23             --    2015
                                                                                  16.55             15.83         47,634    2014
                                                                                  11.65             16.55             --    2013
                                                                                  10.40             11.65             --    2012
                                                                                  10.21             10.40             --    2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $21.78            $28.99             --    2020
                                                                                  16.41             21.78             --    2019
                                                                                  17.86             16.41             --    2018
                                                                                  14.45             17.86             --    2017
                                                                                  15.16             14.45             --    2016
                                                                                  15.03             15.16             --    2015
                                                                                  13.36             15.03             --    2014
                                                                                  10.56             13.36             --    2013
                                                                                   9.50             10.56             --    2012
                                                                                   9.86              9.50             --    2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund --                         $11.23            $12.58        162,177    2020
   Series II Shares                                                                9.81             11.23        176,614    2019
                                                                                  10.63              9.81        150,211    2018
                                                                                   9.99             10.63        216,376    2017
                                                                                   9.74              9.99        237,991    2016
                                                                                   9.91              9.74        253,387    2015
                                                                                   9.39              9.91        314,837    2014
                                                                                   8.52              9.39        359,377    2013
                                                                                   7.78              8.52        424,271    2012
                                                                                   7.93              7.78        490,007    2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                      $21.74            $29.79             --    2020
   Series II Shares                                                               16.01             21.74             --    2019
                                                                                  17.49             16.01             --    2018
                                                                                  13.94             17.49             --    2017
                                                                                  13.97             13.94             --    2016
                                                                                  13.45             13.97             --    2015
                                                                                  13.04             13.45             --    2014
                                                                                   9.84             13.04             --    2013
                                                                                   8.67              9.84             --    2012
                                                                                   8.80              8.67             --    2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                       $21.13            $26.29         65,857    2020
                                                                                  16.45             21.13         19,137    2019
                                                                                  19.45             16.45         24,842    2018
                                                                                  14.60             19.45         55,132    2017
                                                                                  14.97             14.60         58,692    2016
                                                                                  14.78             14.97         86,496    2015
                                                                                  14.82             14.78        101,462    2014
                                                                                  11.94             14.82         86,777    2013
                                                                                  10.11             11.94        109,163    2012
                                                                                  11.31             10.11        133,053    2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-122

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $22.45            $24.93            579    2020
                                                                            17.44             22.45        116,858    2019
                                                                            19.42             17.44        150,217    2018
                                                                            17.05             19.42        138,293    2017
                                                                            15.67             17.05        168,600    2016
                                                                            15.56             15.67        127,096    2015
                                                                            14.43             15.56        149,479    2014
                                                                            11.23             14.43        185,360    2013
                                                                             9.86             11.23        240,397    2012
                                                                            10.12              9.86        548,785    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $23.08            $26.98         13,787    2020
   Series II Shares                                                         18.73             23.08         18,709    2019
                                                                            21.44             18.73         23,623    2018
                                                                            19.26             21.44         40,941    2017
                                                                            16.75             19.26         48,505    2016
                                                                            18.26             16.75         83,492    2015
                                                                            16.74             18.26         90,802    2014
                                                                            12.18             16.74        161,661    2013
                                                                            10.60             12.18        227,783    2012
                                                                            11.11             10.60        270,549    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.34            $31.07             --    2020
                                                                            16.72             22.34             --    2019
                                                                            17.76             16.72             --    2018
                                                                            14.27             17.76             --    2017
                                                                            14.28             14.27             --    2016
                                                                            13.92             14.28             --    2015
                                                                            13.14             13.92             --    2014
                                                                             9.60             13.14             --    2013
                                                                            10.00              9.60             --    2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $26.20            $36.35             --    2020
                                                                            19.66             26.20             --    2019
                                                                            20.94             19.66             --    2018
                                                                            16.87             20.94             --    2017
                                                                            16.92             16.87             --    2016
                                                                            16.54             16.92             --    2015
                                                                            15.65             16.54             --    2014
                                                                            11.46             15.65             --    2013
                                                                            10.34             11.46             --    2012
                                                                            11.31             10.34             --    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $20.01            $19.33          4,666    2020
                                                                            16.39             20.01          4,667    2019
                                                                            19.15             16.39          6,994    2018
                                                                            16.67             19.15          7,685    2017
                                                                            14.58             16.67        110,323    2016
                                                                            15.91             14.58         15,068    2015
                                                                            14.93             15.91         18,072    2014
                                                                            11.26             14.93         21,848    2013
                                                                             9.69             11.26         30,900    2012
                                                                            10.13              9.69         37,927    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-123

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.43            $20.50            215    2020
                                                                      14.62             18.43        141,793    2019
                                                                      16.52             14.62        178,034    2018
                                                                      14.94             16.52        160,363    2017
                                                                      13.87             14.94        169,278    2016
                                                                      15.06             13.87            304    2015
                                                                      14.26             15.06            319    2014
                                                                      11.29             14.26            353    2013
                                                                      10.15             11.29            401    2012
                                                                      10.39             10.15            474    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.75            $16.87         64,288    2020
                                                                      13.43             15.75         70,393    2019
                                                                      15.23             13.43         76,646    2018
                                                                      14.07             15.23         84,319    2017
                                                                      12.54             14.07         79,989    2016
                                                                      13.18             12.54         74,806    2015
                                                                      12.40             13.18         69,275    2014
                                                                      10.16             12.40         74,886    2013
                                                                       9.26             10.16         48,648    2012
                                                                       9.60              9.26         61,319    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $16.82            $18.69          2,432    2020
                                                                      13.42             16.82         50,541    2019
                                                                      16.20             13.42         65,150    2018
                                                                      13.51             16.20         71,733    2017
                                                                      13.93             13.51         50,719    2016
                                                                      14.64             13.93        123,689    2015
                                                                      14.97             14.64         88,001    2014
                                                                      12.91             14.97         97,171    2013
                                                                      11.46             12.91        116,464    2012
                                                                      12.61             11.46         97,271    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $13.77            $14.17          2,308    2020
                                                                      10.83             13.77          2,587    2019
                                                                      13.75             10.83          3,793    2018
                                                                      12.00             13.75          4,123    2017
                                                                      10.42             12.00          4,918    2016
                                                                      11.93             10.42          6,225    2015
                                                                      11.48             11.93          6,353    2014
                                                                       8.82             11.48          7,137    2013
                                                                       7.67              8.82          8,599    2012
                                                                       8.13              7.67         12,429    2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.59            $12.41         41,287    2020
                                                                      10.90             11.59        103,062    2019
                                                                      11.48             10.90        112,284    2018
                                                                      11.33             11.48        113,337    2017
                                                                      11.11             11.33        121,172    2016
                                                                      11.66             11.11         56,038    2015
                                                                      11.55             11.66        187,329    2014
                                                                      12.92             11.55        214,059    2013
                                                                      12.32             12.92        201,500    2012
                                                                      11.28             12.32        213,113    2011
--------------------------------------------------------------------------------------------------------------------

                                     B-124

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.55            $25.19             448   2020
                                                                               17.14             21.55             561   2019
                                                                               18.80             17.14             809   2018
                                                                               16.90             18.80           1,180   2017
                                                                               14.02             16.90           1,670   2016
                                                                               15.39             14.02           2,858   2015
                                                                               15.00             15.39           4,742   2014
                                                                               10.80             15.00           5,604   2013
                                                                                9.76             10.80           7,803   2012
                                                                               10.26              9.76           9,109   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $19.61            $19.76             618   2020
                                                                               16.25             19.61          31,507   2019
                                                                               18.10             16.25          38,261   2018
                                                                               17.15             18.10          45,458   2017
                                                                               14.91             17.15          83,437   2016
                                                                               16.26             14.91           6,484   2015
                                                                               15.18             16.26           7,728   2014
                                                                               11.29             15.18           8,703   2013
                                                                               10.15             11.29          11,399   2012
                                                                               10.69             10.15          12,539   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $17.03            $20.08         536,534   2020
                                                                               14.80             17.03         697,009   2019
                                                                               16.39             14.80         849,844   2018
                                                                               14.76             16.39         981,692   2017
                                                                               14.55             14.76       1,170,307   2016
                                                                               15.04             14.55       1,368,311   2015
                                                                               15.10             15.04       1,564,219   2014
                                                                               13.51             15.10       1,798,626   2013
                                                                               12.58             13.51       2,139,446   2012
                                                                               13.36             12.58       2,380,846   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $27.02            $37.87              --   2020
                                                                               20.90             27.02              --   2019
                                                                               20.82             20.90              --   2018
                                                                               16.49             20.82              --   2017
                                                                               15.69             16.49              --   2016
                                                                               15.67             15.69              --   2015
                                                                               14.07             15.67              --   2014
                                                                               10.78             14.07              --   2013
                                                                                9.61             10.78              --   2012
                                                                                9.62              9.61              --   2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.58            $21.37         113,879   2020
                                                                               12.88             16.58          38,991   2019
                                                                               13.51             12.88          51,393   2018
                                                                               10.39             13.51         103,340   2017
                                                                               10.00             10.39           8,912   2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.92            $12.67           4,177   2020
                                                                                9.75             11.92           4,743   2019
                                                                               12.00              9.75           7,628   2018
                                                                                9.65             12.00           9,775   2017
                                                                               10.00              9.65          12,531   2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-125

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.23            $12.18         28,052    2020
                                                                       11.69             12.23         65,582    2019
                                                                       11.97             11.69         86,548    2018
                                                                       11.85             11.97         44,219    2017
                                                                       11.13             11.85         48,081    2016
                                                                       11.51             11.13         57,849    2015
                                                                       11.71             11.51        130,358    2014
                                                                       11.54             11.71        137,798    2013
                                                                       11.01             11.54        108,661    2012
                                                                       10.99             11.01          1,141    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $18.40            $18.96            826    2020
                                                                       16.50             18.40            857    2019
                                                                       17.49             16.50            886    2018
                                                                       16.80             17.49          1,154    2017
                                                                       15.02             16.80          1,397    2016
                                                                       15.80             15.02          1,868    2015
                                                                       15.79             15.80          1,984    2014
                                                                       15.14             15.79          2,289    2013
                                                                       13.56             15.14          2,955    2012
                                                                       13.23             13.56          3,509    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $28.10            $35.28          9,612    2020
                                                                       21.54             28.10            135    2019
                                                                       21.29             21.54            196    2018
                                                                       17.03             21.29            694    2017
                                                                       16.85             17.03            788    2016
                                                                       16.25             16.85          1,290    2015
                                                                       15.20             16.25          1,395    2014
                                                                       11.14             15.20          3,496    2013
                                                                        9.74             11.14          4,692    2012
                                                                       11.53              9.74        137,881    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $16.57            $18.55         23,736    2020
                                                                       14.38             16.57         27,324    2019
                                                                       15.59             14.38         30,058    2018
                                                                       14.03             15.59         33,502    2017
                                                                       13.96             14.03         39,321    2016
                                                                       14.30             13.96         48,913    2015
                                                                       13.87             14.30         54,053    2014
                                                                       12.31             13.87         59,404    2013
                                                                       11.22             12.31         86,238    2012
                                                                       11.82             11.22         89,723    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.15            $22.85        149,545    2020
                                                                       15.79             19.15        177,281    2019
                                                                       16.91             15.79        195,078    2018
                                                                       14.91             16.91        237,164    2017
                                                                       14.26             14.91        258,254    2016
                                                                       14.55             14.26        285,246    2015
                                                                       13.53             14.55        293,786    2014
                                                                       11.61             13.53        348,772    2013
                                                                       10.35             11.61        395,155    2012
                                                                       11.02             10.35        451,446    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-126

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $24.34            $30.97            614    2020
                                                                         18.98             24.34         25,522    2019
                                                                         20.81             18.98         33,092    2018
                                                                         17.52             20.81         66,409    2017
                                                                         16.64             17.52         51,496    2016
                                                                         16.96             16.64        234,665    2015
                                                                         15.55             16.96        270,399    2014
                                                                         12.15             15.55        356,852    2013
                                                                         10.71             12.15        462,386    2012
                                                                         11.28             10.71            557    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.62            $33.38             --    2020
                                                                         20.20             25.62             --    2019
                                                                         21.81             20.20             --    2018
                                                                         18.07             21.81             --    2017
                                                                         18.02             18.07             --    2016
                                                                         18.26             18.02             --    2015
                                                                         16.88             18.26             --    2014
                                                                         12.50             16.88             --    2013
                                                                         10.47             12.50             --    2012
                                                                         11.02             10.47             --    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.97            $19.73        123,398    2020
                                                                         15.28             18.97         32,941    2019
                                                                         17.10             15.28         41,427    2018
                                                                         15.53             17.10         50,836    2017
                                                                         13.51             15.53          5,160    2016
                                                                         14.44             13.51        128,038    2015
                                                                         13.62             14.44        139,608    2014
                                                                         10.91             13.62        195,100    2013
                                                                          9.54             10.91        248,832    2012
                                                                          9.70              9.54         19,374    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $22.17            $23.31             --    2020
                                                                         17.50             22.17             --    2019
                                                                         19.73             17.50             --    2018
                                                                         17.32             19.73             --    2017
                                                                         15.30             17.32             --    2016
                                                                         16.07             15.30             --    2015
                                                                         14.92             16.07             --    2014
                                                                         11.46             14.92             --    2013
                                                                          9.92             11.46             --    2012
                                                                         10.02              9.92             --    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.05            $51.04         33,904    2020
                                                                         22.62             31.05            240    2019
                                                                         20.64             22.62            369    2018
                                                                         15.74             20.64          1,083    2017
                                                                         16.10             15.74          1,441    2016
                                                                         15.64             16.10        100,862    2015
                                                                         14.30             15.64         48,629    2014
                                                                         10.64             14.30         58,886    2013
                                                                         10.00             10.64         80,020    2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-127

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $28.57            $40.08            175    2020
                                                                  21.83             28.57            280    2019
                                                                  22.44             21.83            558    2018
                                                                  17.04             22.44          1,559    2017
                                                                  17.34             17.04          2,055    2016
                                                                  16.60             17.34          5,450    2015
                                                                  15.31             16.60          6,333    2014
                                                                  11.52             15.31          8,305    2013
                                                                  10.31             11.52         10,585    2012
                                                                  10.55             10.31         11,472    2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.46            $13.29        140,274    2020
                                                                  11.66             12.46        175,150    2019
                                                                  12.03             11.66        193,087    2018
                                                                  11.84             12.03        327,060    2017
                                                                  11.60             11.84        356,228    2016
                                                                  11.97             11.60        351,402    2015
                                                                  11.60             11.97        241,221    2014
                                                                  12.13             11.60        309,520    2013
                                                                  11.76             12.13        342,748    2012
                                                                  11.24             11.76         22,551    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $22.19            $25.55          3,076    2020
                                                                  18.44             22.19         48,999    2019
                                                                  22.14             18.44         59,208    2018
                                                                  18.80             22.14         65,992    2017
                                                                  17.19             18.80         81,719    2016
                                                                  17.89             17.19         83,076    2015
                                                                  17.27             17.89        158,839    2014
                                                                  13.01             17.27        158,946    2013
                                                                  11.62             13.01        215,662    2012
                                                                  13.34             11.62         22,964    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $20.51            $21.65             --    2020
                                                                  15.66             20.51             --    2019
                                                                  19.43             15.66             --    2018
                                                                  16.70             19.43             --    2017
                                                                  15.64             16.70             --    2016
                                                                  16.53             15.64             --    2015
                                                                  15.89             16.53             --    2014
                                                                  12.49             15.89             --    2013
                                                                  10.06             12.49             --    2012
                                                                  11.32             10.06             --    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.82            $13.99         47,604    2020
                                                                  10.94             12.82         54,177    2019
                                                                  12.40             10.94         62,031    2018
                                                                  11.33             12.40         69,232    2017
                                                                  10.25             11.33         76,474    2016
                                                                  11.18             10.25         84,962    2015
                                                                  11.13             11.18         95,648    2014
                                                                   9.20             11.13        100,312    2013
                                                                   8.17              9.20        130,138    2012
                                                                   8.49              8.17        143,423    2011
----------------------------------------------------------------------------------------------------------------

                                     B-128

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $16.75            $16.48       1,044,726   2020
                                                                        14.77             16.75       1,252,403   2019
                                                                        15.80             14.77       1,567,175   2018
                                                                        14.75             15.80       1,896,396   2017
                                                                        13.24             14.75       2,146,058   2016
                                                                        14.58             13.24       2,614,488   2015
                                                                        14.26             14.58       3,063,927   2014
                                                                        12.81             14.26       3,609,268   2013
                                                                        11.64             12.81       4,205,239   2012
                                                                        11.64             11.64       4,938,440   2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.14            $14.05             430   2020
                                                                        12.64             15.14             391   2019
                                                                        14.23             12.64             578   2018
                                                                        13.45             14.23           1,287   2017
                                                                        11.86             13.45           1,265   2016
                                                                        12.77             11.86           2,369   2015
                                                                        12.20             12.77           2,298   2014
                                                                         9.73             12.20           4,887   2013
                                                                         8.72              9.73           6,186   2012
                                                                         9.02              8.72         156,623   2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.51            $11.90              --   2020
                                                                        10.23             11.51              --   2019
                                                                        12.30             10.23              --   2018
                                                                        10.62             12.30              --   2017
                                                                         9.92             10.62              --   2016
                                                                        10.86              9.92              --   2015
                                                                        11.43             10.86              --   2014
                                                                         8.95             11.43              --   2013
                                                                         7.56              8.95              --   2012
                                                                         8.32              7.56              --   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.75            $ 8.57         151,577   2020
                                                                         8.79              8.75         182,202   2019
                                                                         8.87              8.79         247,083   2018
                                                                         9.03              8.87         179,596   2017
                                                                         9.24              9.03          88,692   2016
                                                                         9.46              9.24         149,967   2015
                                                                         9.68              9.46         206,202   2014
                                                                         9.91              9.68         225,445   2013
                                                                        10.00              9.91         285,423   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.24            $22.49           1,465   2020
                                                                        16.53             21.24           1,601   2019
                                                                        18.89             16.53           2,713   2018
                                                                        17.41             18.89           3,645   2017
                                                                        15.69             17.41           4,072   2016
                                                                        17.70             15.69           9,890   2015
                                                                        15.95             17.70           9,861   2014
                                                                        12.29             15.95          13,182   2013
                                                                        10.62             12.29          16,253   2012
                                                                        11.61             10.62          20,227   2011
----------------------------------------------------------------------------------------------------------------------

                                     B-129

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $23.65            $26.34        163,226    2020
                                                                        19.79             23.65        184,232    2019
                                                                        20.17             19.79        211,596    2018
                                                                        17.48             20.17        258,104    2017
                                                                        17.15             17.48        284,196    2016
                                                                        17.48             17.15        303,313    2015
                                                                        16.53             17.48        345,159    2014
                                                                        14.12             16.53        403,275    2013
                                                                        12.75             14.12        428,842    2012
                                                                        12.87             12.75        473,853    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $33.11            $44.97            152    2020
                                                                        24.76             33.11            204    2019
                                                                        24.92             24.76            332    2018
                                                                        19.62             24.92            641    2017
                                                                        19.70             19.62         43,650    2016
                                                                        18.01             19.70         49,543    2015
                                                                        17.00             18.01         63,726    2014
                                                                        13.29             17.00         75,132    2013
                                                                        10.98             13.29         97,820    2012
                                                                        12.08             10.98         82,956    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.30            $26.80          1,017    2020
                                                                        19.11             23.30          1,237    2019
                                                                        21.40             19.11          1,718    2018
                                                                        18.88             21.40          1,959    2017
                                                                        19.15             18.88          2,183    2016
                                                                        19.99             19.15          2,443    2015
                                                                        17.04             19.99          2,629    2014
                                                                        11.83             17.04          3,779    2013
                                                                        10.22             11.83          5,554    2012
                                                                        10.24             10.22          7,171    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.21            $20.17         42,412    2020
                                                                        14.96             19.21         49,470    2019
                                                                        16.12             14.96         58,025    2018
                                                                        13.86             16.12         72,197    2017
                                                                        12.36             13.86         74,337    2016
                                                                        13.24             12.36         87,751    2015
                                                                        11.94             13.24         92,797    2014
                                                                         9.73             11.94         93,609    2013
                                                                         8.73              9.73        100,496    2012
                                                                         8.29              8.73        114,812    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.07            $13.44          4,018    2020
                                                                        10.38             13.07          4,281    2019
                                                                        11.66             10.38          6,684    2018
                                                                        10.39             11.66          6,955    2017
                                                                         9.41             10.39          8,214    2016
                                                                         9.92              9.41         16,069    2015
                                                                        10.00              9.92         17,021    2014
----------------------------------------------------------------------------------------------------------------------

                                     B-130

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares            $24.53            $27.22             --    2020
                                                                    19.13             24.53             --    2019
                                                                    20.77             19.13             --    2018
                                                                    17.28             20.77             --    2017
                                                                    16.32             17.28             --    2016
                                                                    16.72             16.32             --    2015
                                                                    15.45             16.72             --    2014
                                                                    12.01             15.45             --    2013
                                                                    10.34             12.01             --    2012
                                                                    10.85             10.34             --    2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares              $31.26            $44.47            783    2020
                                                                    22.65             31.26          1,128    2019
                                                                    23.59             22.65          1,527    2018
                                                                    19.11             23.59          1,709    2017
                                                                    17.98             19.11          2,094    2016
                                                                    18.81             17.98          4,361    2015
                                                                    20.81             18.81          4,576    2014
                                                                    15.08             20.81          4,960    2013
                                                                    12.77             15.08          6,646    2012
                                                                    14.60             12.77          7,404    2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares               $16.96            $18.14        125,386    2020
                                                                    14.45             16.96        145,002    2019
                                                                    15.71             14.45        175,672    2018
                                                                    14.36             15.71        204,680    2017
                                                                    13.50             14.36        236,587    2016
                                                                    13.90             13.50        267,845    2015
                                                                    13.15             13.90        311,448    2014
                                                                    11.33             13.15        341,055    2013
                                                                    10.46             11.33        414,792    2012
                                                                    10.53             10.46        456,267    2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                  $25.22            $26.03             --    2020
                                                                    20.69             25.22             --    2019
                                                                    21.01             20.69             --    2018
                                                                    18.78             21.01             --    2017
                                                                    17.28             18.78             --    2016
                                                                    20.75             17.28             --    2015
                                                                    18.88             20.75             --    2014
                                                                    16.08             18.88             --    2013
                                                                    14.53             16.08             --    2012
                                                                    13.97             14.53             --    2011
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --         $16.76            $20.01            785    2020
   Service Class Shares                                             12.29             16.76            989    2019
                                                                    12.51             12.29          1,302    2018
                                                                     9.99             12.51          1,772    2017
                                                                     9.66              9.99          2,186    2016
                                                                    10.00              9.66          3,253    2015
------------------------------------------------------------------------------------------------------------------

                                     B-131

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.77            $14.52             --    2020
                                                                              12.61             13.77             --    2019
                                                                              13.66             12.61             --    2018
                                                                              12.33             13.66             --    2017
                                                                              11.18             12.33             --    2016
                                                                              12.60             11.18             --    2015
                                                                              12.83             12.60             --    2014
                                                                              13.12             12.83             --    2013
                                                                              11.70             13.12             --    2012
                                                                              11.75             11.70             --    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.18            $17.75         21,651    2020
                                                                              15.33             17.18         48,937    2019
                                                                              16.12             15.33         43,519    2018
                                                                              15.47             16.12         38,448    2017
                                                                              14.09             15.47         42,900    2016
                                                                              14.66             14.09        124,232    2015
                                                                              14.52             14.66         89,530    2014
                                                                              14.05             14.52         72,271    2013
                                                                              12.59             14.05         76,282    2012
                                                                              12.47             12.59        123,828    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.36            $19.91         52,437    2020
                                                                              15.68             17.36         46,420    2019
                                                                              16.44             15.68         42,096    2018
                                                                              15.44             16.44         35,246    2017
                                                                              15.70             15.44         40,278    2016
                                                                              16.29             15.70          3,842    2015
                                                                              13.45             16.29          4,072    2014
                                                                              15.81             13.45          5,443    2013
                                                                              15.50             15.81          5,284    2012
                                                                              12.41             15.50          8,045    2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.09            $11.16        201,635    2020
                                                                              10.91             11.09        114,083    2019
                                                                              11.13             10.91        124,574    2018
                                                                              11.24             11.13        133,572    2017
                                                                              11.35             11.24        139,799    2016
                                                                              11.58             11.35        244,424    2015
                                                                              11.75             11.58        534,475    2014
                                                                              12.04             11.75        550,352    2013
                                                                              11.65             12.04        561,062    2012
                                                                              11.79             11.65        602,824    2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.23            $15.11         96,345    2020
                                                                              13.44             14.23        146,584    2019
                                                                              13.83             13.44        178,915    2018
                                                                              13.50             13.83        289,920    2017
                                                                              13.45             13.50        319,051    2016
                                                                              13.71             13.45        386,168    2015
                                                                              13.46             13.71        254,516    2014
                                                                              14.05             13.46        322,306    2013
                                                                              13.12             14.05        319,855    2012
                                                                              12.96             13.12        387,983    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-132

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $37.72            $53.42            --     2020
                                                                28.21             37.72            --     2019
                                                                29.41             28.21            --     2018
                                                                22.95             29.41            --     2017
                                                                22.17             22.95            --     2016
                                                                20.96             22.17            --     2015
                                                                18.27             20.96            --     2014
                                                                13.89             18.27            --     2013
                                                                12.18             13.89            --     2012
                                                                12.20             12.18            --     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.60            $12.13         1,564     2020
                                                                10.93             11.60         1,781     2019
                                                                11.35             10.93         2,167     2018
                                                                11.25             11.35         2,644     2017
                                                                11.18             11.25         3,479     2016
                                                                11.49             11.18         4,221     2015
                                                                11.19             11.49         5,282     2014
                                                                11.61             11.19         6,413     2013
                                                                11.24             11.61         6,631     2012
                                                                10.73             11.24         6,851     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $28.67            $37.43            --     2020
                                                                21.37             28.67            --     2019
                                                                22.47             21.37            --     2018
                                                                17.92             22.47            --     2017
                                                                17.90             17.92            --     2016
                                                                17.73             17.90            --     2015
                                                                15.92             17.73            --     2014
                                                                12.08             15.92            --     2013
                                                                10.23             12.08            --     2012
                                                                10.42             10.23            --     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $24.21            $22.42        15,398     2020
                                                                19.64             24.21        16,669     2019
                                                                21.33             19.64        20,218     2018
                                                                20.62             21.33        24,976     2017
                                                                19.54             20.62        28,156     2016
                                                                19.13             19.54        33,328     2015
                                                                14.85             19.13        39,321     2014
                                                                14.81             14.85        82,170     2013
                                                                12.98             14.81        29,372     2012
                                                                12.09             12.98        35,126     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $24.94            $28.73           368     2020
                                                                19.48             24.94           413     2019
                                                                20.93             19.48           458     2018
                                                                17.63             20.93           511     2017
                                                                16.17             17.63           561     2016
                                                                16.37             16.17           618     2015
                                                                14.79             16.37           676     2014
                                                                11.47             14.79           739     2013
                                                                10.15             11.47           981     2012
                                                                10.21             10.15         1,049     2011
--------------------------------------------------------------------------------------------------------------

                                     B-133

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $23.09            $25.84           1,094   2020
                                                             18.74             23.09           1,345   2019
                                                             21.24             18.74           1,932   2018
                                                             19.29             21.24           2,141   2017
                                                             15.95             19.29           2,573   2016
                                                             17.03             15.95           3,617   2015
                                                             16.80             17.03           3,924   2014
                                                             12.56             16.80           4,402   2013
                                                             11.22             12.56           5,861   2012
                                                             11.14             11.22           6,729   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $15.55            $16.17         666,067   2020
                                                             13.74             15.55         828,033   2019
                                                             15.02             13.74         984,486   2018
                                                             13.30             15.02       1,249,515   2017
                                                             12.80             13.30       1,461,577   2016
                                                             13.25             12.80       1,745,842   2015
                                                             12.88             13.25       2,095,587   2014
                                                             11.47             12.88       2,395,261   2013
                                                             10.43             11.47       2,756,976   2012
                                                             10.99             10.43       3,263,643   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $13.83            $14.34       1,598,225   2020
                                                             12.25             13.83       1,955,807   2019
                                                             13.43             12.25       2,436,379   2018
                                                             11.92             13.43       2,909,937   2017
                                                             11.50             11.92       3,514,577   2016
                                                             11.93             11.50       4,016,959   2015
                                                             11.62             11.93       4,732,338   2014
                                                             10.38             11.62       5,620,704   2013
                                                              9.46             10.38       6,616,784   2012
                                                             10.00              9.46       7,809,567   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $24.07            $28.83              --   2020
                                                             18.69             24.07              --   2019
                                                             19.81             18.69              --   2018
                                                             16.91             19.81              --   2017
                                                             15.83             16.91              --   2016
                                                             16.58             15.83              --   2015
                                                             15.05             16.58              --   2014
                                                             11.50             15.05              --   2013
                                                             10.17             11.50              --   2012
                                                             10.72             10.17              --   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $24.21            $30.84              22   2020
                                                             19.30             24.21              31   2019
                                                             20.95             19.30             150   2018
                                                             16.53             20.95             168   2017
                                                             16.71             16.53             206   2016
                                                             16.16             16.71             221   2015
                                                             15.50             16.16             250   2014
                                                             12.26             15.50             279   2013
                                                             11.35             12.26             563   2012
                                                             12.16             11.35             574   2011
-----------------------------------------------------------------------------------------------------------

                                     B-134

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $29.66            $45.08            105    2020
                                                          22.85             29.66            147    2019
                                                          23.67             22.85            373    2018
                                                          17.80             23.67            222    2017
                                                          18.45             17.80            469    2016
                                                          17.01             18.45          2,988    2015
                                                          15.89             17.01          3,572    2014
                                                          11.86             15.89          4,341    2013
                                                          10.49             11.86          7,247    2012
                                                          10.75             10.49          7,610    2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 8.20            $ 8.96         38,623    2020
                                                           7.61              8.20         98,827    2019
                                                           9.55              7.61        105,752    2018
                                                           9.83              9.55         85,491    2017
                                                           8.06              9.83         56,576    2016
                                                          11.60              8.06         39,219    2015
                                                          14.80             11.60         32,927    2014
                                                          13.80             14.80         27,817    2013
                                                          14.55             13.80         30,682    2012
                                                          18.47             14.55            362    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $31.71            $44.35             --    2020
                                                          23.68             31.71             --    2019
                                                          24.17             23.68             --    2018
                                                          18.38             24.17             --    2017
                                                          18.72             18.38             --    2016
                                                          18.90             18.72             --    2015
                                                          18.63             18.90             --    2014
                                                          13.63             18.63             --    2013
                                                          11.59             13.63             --    2012
                                                          12.56             11.59             --    2011
--------------------------------------------------------------------------------------------------------

                                     B-135

          Lifetime Income Plus Elected -- reset on or after 07/15/19

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $10.36            $10.99            --     2020
                                                                                  10.00             10.36            47     2019
--------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                 $10.55            $14.24            --     2020
                                                                                  10.00             10.55            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $10.61            $10.55            --     2020
                                                                                  10.00             10.61            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                    $10.59            $10.50           373     2020
                                                                                  10.00             10.59           665     2019
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $10.82            $14.19            --     2020
                                                                                  10.00             10.82            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                       $10.25            $15.29           250     2020
                                                                                  10.00             10.25            --     2019
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $10.86            $14.36            --     2020
                                                                                  10.00             10.86            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund --                         $10.30            $11.45         1,789     2020
   Series II Shares                                                               10.00             10.30            --     2019
-                                                                          -----------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                      $10.37            $14.12            --     2020
   Series II Shares                                                               10.00             10.37            --     2019
-                                                                          -----------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                       $10.62            $13.12         1,494     2020
                                                                                  10.00             10.62           441     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $10.58            $11.68            --     2020
                                                                                  10.00             10.58         2,880     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                      $10.78            $12.52           308     2020
   Series II Shares                                                               10.00             10.78           434     2019
-                                                                          -----------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                        $10.88            $15.03            --     2020
                                                                                  10.00             10.88            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                       $10.87            $14.98            --     2020
                                                                                  10.00             10.87            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                 $10.70            $10.27            --     2020
                                                                                  10.00             10.70            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                               $10.68            $11.80            --     2020
                                                                                  10.00             10.68         2,854     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                        $10.41            $11.08         1,528     2020
                                                                                  10.00             10.41            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                     $10.54            $11.64            --     2020
                                                                                  10.00             10.54           889     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                      $10.67            $10.91            --     2020
                                                                                  10.00             10.67            --     2019
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       $10.06            $10.70           361     2020
                                                                                  10.00             10.06         1,161     2019
--------------------------------------------------------------------------------------------------------------------------------

                                     B-136

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.58            $12.29            --     2020
                                                                               10.00             10.58            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.58            $10.58            --     2020
                                                                               10.00             10.58           666     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.47            $12.27        42,604     2020
                                                                               10.00             10.47        16,716     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.27            $14.29            --     2020
                                                                               10.00             10.27            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.52            $13.47         2,020     2020
                                                                               10.00             10.52           668     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.75            $11.36            --     2020
                                                                               10.00             10.75            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.07            $ 9.97           387     2020
                                                                               10.00             10.07           930     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.22            $10.46            --     2020
                                                                               10.00             10.22            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.31            $12.86           293     2020
                                                                               10.00             10.31            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                          $10.45            $11.61            --     2020
                                                                               10.00             10.45            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.61            $12.58         2,855     2020
                                                                               10.00             10.61         1,169     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.60            $13.40            --     2020
                                                                               10.00             10.60           663     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.63            $13.76            --     2020
                                                                               10.00             10.63            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.71            $11.06         2,482     2020
                                                                               10.00             10.71           657     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.95            $11.43            --     2020
                                                                               10.00             10.95            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.86            $17.74         1,096     2020
                                                                               10.00             10.86            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.75            $14.98            --     2020
                                                                               10.00             10.75            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.13            $10.73         1,799     2020
                                                                               10.00             10.13         2,308     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.34            $11.83            --     2020
                                                                               10.00             10.34         1,134     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.79            $11.31            --     2020
                                                                               10.00             10.79            --     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-137

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $10.42            $11.30         1,545     2020
                                                                        10.00             10.42         1,721     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $10.28            $10.05        85,074     2020
                                                                        10.00             10.28        55,066     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $10.56            $ 9.73            --     2020
                                                                        10.00             10.56            --     2019
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.62            $10.90            --     2020
                                                                        10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.93            $ 9.67            --     2020
                                                                        10.00              9.93         3,765     2019
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $10.65            $11.20            --     2020
                                                                        10.00             10.65            --     2019
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $10.61            $11.74        10,258     2020
                                                                        10.00             10.61        10,289     2019
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $10.79            $14.56            --     2020
                                                                        10.00             10.79            --     2019
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $10.97            $12.53            --     2020
                                                                        10.00             10.97            --     2019
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $10.67            $11.13         3,711     2020
                                                                        10.00             10.67            --     2019
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.61            $10.84            --     2020
                                                                        10.00             10.61            --     2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $10.60            $11.68            --     2020
                                                                        10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $10.60            $14.98            --     2020
                                                                        10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.45            $11.11         7,250     2020
                                                                        10.00             10.45         5,164     2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $10.50            $10.76            --     2020
                                                                        10.00             10.50            --     2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --             $10.94            $12.97            --     2020
   Service Class Shares                                                 10.00             10.94            --     2019
-                                                                -----------------------------------------------------

                                     B-138

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.18            $10.67            --     2020
                                                                              10.00             10.18            --     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.23            $10.50           368     2020
                                                                              10.00             10.23           915     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.14            $11.56           999     2020
                                                                              10.00             10.14           915     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.99            $ 9.99         1,927     2020
                                                                              10.00              9.99           703     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.08            $10.63         1,451     2020
                                                                              10.00             10.08         2,318     2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $15.48            --     2020
                                                                              10.00             11.01            --     2019
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $10.08            $10.47            --     2020
                                                                              10.00             10.08            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $11.04            $14.32            --     2020
                                                                              10.00             11.04            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                       $10.23            $ 9.41           417     2020
                                                                              10.00             10.23           462     2019
----------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                             $10.79            $12.34            --     2020
                                                                              10.00             10.79            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                             $10.60            $11.78            --     2020
                                                                              10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                                 $10.24            $10.58         6,300     2020
                                                                              10.00             10.24         6,796     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                                 $10.23            $10.54        85,335     2020
                                                                              10.00             10.23        77,975     2019
----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                  $10.77            $12.81            --     2020
                                                                              10.00             10.77            --     2019
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.67            $13.51            --     2020
                                                                              10.00             10.67            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.69            $16.15            --     2020
                                                                              10.00             10.69            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 9.71            $10.53           371     2020
                                                                              10.00              9.71           969     2019
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                $10.42            $14.48            --     2020
                                                                              10.00             10.42            --     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-139

                          No Optional Benefit Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.71            $15.80          4,925    2020
                                                            12.66             14.71          8,045    2019
                                                            13.76             12.66          9,175    2018
                                                            12.11             13.76         17,362    2017
                                                            11.79             12.11         14,993    2016
                                                            11.85             11.79         27,336    2015
                                                            11.25             11.85         15,057    2014
                                                             9.84             11.25         17,137    2013
                                                             8.83              9.84         26,643    2012
                                                             9.27              8.83         32,975    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $25.08            $34.29          8,203    2020
                                                            19.66             25.08          8,381    2019
                                                            22.22             19.66          8,090    2018
                                                            16.58             22.22         10,546    2017
                                                            17.02             16.58         11,050    2016
                                                            16.87             17.02         11,215    2015
                                                            16.37             16.87         13,045    2014
                                                            13.55             16.37         17,576    2013
                                                            12.17             13.55         20,127    2012
                                                            16.16             12.17         25,995    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $26.05            $26.24         38,451    2020
                                                            21.44             26.05         50,051    2019
                                                            23.16             21.44         63,689    2018
                                                            19.87             23.16         75,679    2017
                                                            18.20             19.87         78,619    2016
                                                            18.25             18.20         83,983    2015
                                                            16.99             18.25        102,945    2014
                                                            12.84             16.99        102,889    2013
                                                            11.14             12.84        117,753    2012
                                                            10.69             11.14        145,631    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.70            $10.75        180,667    2020
                                                             9.32             10.70        227,871    2019
                                                            12.32              9.32        246,357    2018
                                                            10.01             12.32        242,479    2017
                                                            10.27             10.01        427,228    2016
                                                            10.20             10.27        327,422    2015
                                                            11.10             10.20        319,480    2014
                                                             9.20             11.10        326,713    2013
                                                             8.19              9.20        481,866    2012
                                                            10.35              8.19        470,397    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $18.67            $24.81         81,469    2020
                                                            14.14             18.67         85,226    2019
                                                            14.06             14.14         99,668    2018
                                                            10.86             14.06         50,075    2017
                                                            10.79             10.86         44,343    2016
                                                             9.91             10.79         49,929    2015
                                                             8.85              9.91         52,079    2014
                                                             6.57              8.85         65,508    2013
                                                             5.73              6.57         69,287    2012
                                                             6.06              5.73         94,230    2011
----------------------------------------------------------------------------------------------------------

                                     B-140

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.86            $42.08         34,523    2020
                                                                                   20.84             27.86         21,632    2019
                                                                                   21.44             20.84         19,507    2018
                                                                                   16.30             21.44         18,326    2017
                                                                                   15.61             16.30         15,852    2016
                                                                                   16.13             15.61         17,634    2015
                                                                                   16.76             16.13         89,158    2014
                                                                                   11.73             16.76         55,803    2013
                                                                                   10.40             11.73         57,017    2012
                                                                                   10.15             10.40         75,146    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $30.19            $40.43         13,110    2020
                                                                                   22.61             30.19         14,457    2019
                                                                                   24.46             22.61         18,059    2018
                                                                                   19.67             24.46         25,271    2017
                                                                                   20.50             19.67         26,581    2016
                                                                                   20.20             20.50         26,913    2015
                                                                                   17.85             20.20         32,375    2014
                                                                                   14.03             17.85         34,462    2013
                                                                                   12.54             14.03         42,793    2012
                                                                                   12.93             12.54         47,367    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $13.56            $15.28         17,978    2020
                                                                                   11.77             13.56         17,446    2019
                                                                                   12.68             11.77         12,915    2018
                                                                                   11.84             12.68         17,819    2017
                                                                                   11.47             11.84         21,733    2016
                                                                                   11.60             11.47         40,770    2015
                                                                                   10.93             11.60         43,226    2014
                                                                                    9.85             10.93         44,744    2013
                                                                                    8.94              9.85         47,733    2012
                                                                                    9.06              8.94         99,669    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $34.38            $47.39          8,777    2020
   Series II Shares                                                                25.16             34.38         11,208    2019
                                                                                   27.32             25.16         11,840    2018
                                                                                   21.63             27.32         12,195    2017
                                                                                   21.56             21.63         12,249    2016
                                                                                   20.62             21.56         16,521    2015
                                                                                   19.88             20.62         17,699    2014
                                                                                   14.91             19.88         17,790    2013
                                                                                   13.06             14.91         17,594    2012
                                                                                   13.17             13.06         17,409    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $24.74            $30.96        282,369    2020
                                                                                   19.14             24.74        193,234    2019
                                                                                   22.49             19.14        221,110    2018
                                                                                   16.78             22.49        211,614    2017
                                                                                   17.10             16.78        234,269    2016
                                                                                   16.78             17.10        269,793    2015
                                                                                   16.72             16.78        295,891    2014
                                                                                   13.40             16.72        323,401    2013
                                                                                   11.27             13.40        317,291    2012
                                                                                   12.53             11.27        415,157    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-141

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $20.53            $22.94         40,836
                                                                                      15.85             20.53        309,314
                                                                                      17.55             15.85        363,752
                                                                                      15.31             17.55        315,914
                                                                                      13.99             15.31        352,413
                                                                                      13.80             13.99        295,437
                                                                                      12.72             13.80        332,844
                                                                                       9.84             12.72        394,255
                                                                                       8.59              9.84        487,949
                                                                                       8.76              8.59        900,662
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $40.05            $47.10         61,663
                                                                                      32.30             40.05         67,649
                                                                                      36.73             32.30         74,588
                                                                                      32.80             36.73         86,114
                                                                                      28.36             32.80        103,163
                                                                                      30.72             28.36        122,695
                                                                                      27.99             30.72        129,393
                                                                                      20.25             27.99        219,384
                                                                                      17.51             20.25        241,602
                                                                                      18.24             17.51        292,454
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $23.16            $32.42         21,455
                                                                                      17.23             23.16         23,775
                                                                                      18.19             17.23         24,756
                                                                                      14.53             18.19         26,627
                                                                                      14.45             14.53         25,464
                                                                                      14.00             14.45         28,014
                                                                                      13.14             14.00         31,067
                                                                                       9.54             13.14         30,942
                                                                                      10.00              9.54         23,163
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $27.28            $38.07         13,179
                                                                                      20.34             27.28         15,007
                                                                                      21.53             20.34         15,685
                                                                                      17.24             21.53         16,535
                                                                                      17.19             17.24         17,932
                                                                                      16.70             17.19         18,055
                                                                                      15.70             16.70         20,421
                                                                                      11.43             15.70         22,773
                                                                                      10.25             11.43         25,934
                                                                                      11.14             10.25         30,692
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $25.25            $24.55        136,549
                                                                                      20.56             25.25        140,767
                                                                                      23.87             20.56        146,164
                                                                                      20.65             23.87        167,214
                                                                                      17.96             20.65        324,694
                                                                                      19.47             17.96        197,818
                                                                                      18.16             19.47        214,434
                                                                                      13.62             18.16        249,235
                                                                                      11.65             13.62        266,169
                                                                                      12.11             11.65        324,705
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-142

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $20.04            $22.42          6,952    2020
                                                                      15.80             20.04        263,617    2019
                                                                      17.75             15.80        307,403    2018
                                                                      15.95             17.75        261,514    2017
                                                                      14.72             15.95        274,040    2016
                                                                      15.89             14.72         11,102    2015
                                                                      14.94             15.89         11,612    2014
                                                                      11.76             14.94         12,317    2013
                                                                      10.51             11.76         11,757    2012
                                                                      10.70             10.51         13,511    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $17.02            $18.34         11,858    2020
                                                                      14.43             17.02         14,127    2019
                                                                      16.26             14.43         16,966    2018
                                                                      14.93             16.26         16,092    2017
                                                                      13.23             14.93         15,688    2016
                                                                      13.81             13.23         18,844    2015
                                                                      12.92             13.81         15,475    2014
                                                                      10.52             12.92         13,935    2013
                                                                       9.52             10.52         10,124    2012
                                                                       9.82              9.52         11,739    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $21.02            $23.50        107,289    2020
                                                                      16.67             21.02        186,485    2019
                                                                      20.00             16.67        214,538    2018
                                                                      16.58             20.00        176,299    2017
                                                                      16.98             16.58        162,468    2016
                                                                      17.74             16.98        220,837    2015
                                                                      18.03             17.74        175,066    2014
                                                                      15.45             18.03        188,988    2013
                                                                      13.64             15.45        203,357    2012
                                                                      14.92             13.64        232,077    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $20.80            $21.53         17,616    2020
                                                                      16.26             20.80         18,439    2019
                                                                      20.51             16.26         23,955    2018
                                                                      17.80             20.51         26,898    2017
                                                                      15.35             17.80         39,052    2016
                                                                      17.48             15.35         39,581    2015
                                                                      16.72             17.48         48,410    2014
                                                                      12.76             16.72         53,224    2013
                                                                      11.03             12.76         61,852    2012
                                                                      11.62             11.03         70,386    2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.57            $13.54         93,992    2020
                                                                      11.74             12.57        166,190    2019
                                                                      12.29             11.74        178,054    2018
                                                                      12.06             12.29        175,231    2017
                                                                      11.75             12.06        187,175    2016
                                                                      12.26             11.75        114,001    2015
                                                                      12.07             12.26        256,531    2014
                                                                      13.42             12.07        285,836    2013
                                                                      12.71             13.42        335,245    2012
                                                                      11.57             12.71        329,292    2011
--------------------------------------------------------------------------------------------------------------------

                                     B-143

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $26.93            $31.67          28,599   2020
                                                                               21.29             26.93          30,529   2019
                                                                               23.21             21.29          31,293   2018
                                                                               20.74             23.21          31,334   2017
                                                                               17.09             20.74          37,179   2016
                                                                               18.65             17.09          37,776   2015
                                                                               18.06             18.65          43,950   2014
                                                                               12.93             18.06          41,730   2013
                                                                               11.61             12.93          69,623   2012
                                                                               12.13             11.61          92,793   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $22.35            $22.66          73,628   2020
                                                                               18.41             22.35         132,619   2019
                                                                               20.38             18.41         139,974   2018
                                                                               19.19             20.38         159,654   2017
                                                                               16.59             19.19         219,450   2016
                                                                               17.98             16.59         102,157   2015
                                                                               16.68             17.98         107,345   2014
                                                                               12.33             16.68         110,842   2013
                                                                               11.02             12.33         113,520   2012
                                                                               11.53             11.02         119,404   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $19.79            $23.48         423,071   2020
                                                                               17.09             19.79         468,685   2019
                                                                               18.82             17.09         509,169   2018
                                                                               16.83             18.82         687,737   2017
                                                                               16.50             16.83         740,040   2016
                                                                               16.95             16.50         819,469   2015
                                                                               16.92             16.95         856,955   2014
                                                                               15.04             16.92         923,686   2013
                                                                               13.91             15.04       1,008,473   2012
                                                                               14.69             13.91       1,261,157   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $31.94            $45.04          55,303   2020
                                                                               24.56             31.94          53,948   2019
                                                                               24.31             24.56          53,442   2018
                                                                               19.14             24.31          34,513   2017
                                                                               18.10             19.14          38,049   2016
                                                                               17.96             18.10          42,754   2015
                                                                               16.03             17.96          54,344   2014
                                                                               12.21             16.03          57,486   2013
                                                                               10.82             12.21          45,793   2012
                                                                               10.76             10.82          50,244   2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.95            $21.98         344,163   2020
                                                                               13.09             16.95         182,228   2019
                                                                               13.64             13.09         217,662   2018
                                                                               10.43             13.64         318,079   2017
                                                                               10.00             10.43         192,164   2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.19            $13.04          73,614   2020
                                                                                9.91             12.19          90,227   2019
                                                                               12.12              9.91          95,965   2018
                                                                                9.69             12.12          96,018   2017
                                                                               10.00              9.69         111,942   2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-144

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $13.81            $13.85        126,350    2020
                                                                       13.12             13.81        170,198    2019
                                                                       13.36             13.12        217,468    2018
                                                                       13.14             13.36        206,267    2017
                                                                       12.27             13.14        191,337    2016
                                                                       12.61             12.27        233,101    2015
                                                                       12.75             12.61        345,186    2014
                                                                       12.49             12.75        444,113    2013
                                                                       11.84             12.49        419,133    2012
                                                                       11.75             11.84        346,270    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $23.62            $24.48         17,813    2020
                                                                       21.05             23.62         18,952    2019
                                                                       22.18             21.05         28,421    2018
                                                                       21.17             22.18         32,482    2017
                                                                       18.80             21.17         33,759    2016
                                                                       19.67             18.80         39,782    2015
                                                                       19.53             19.67         43,121    2014
                                                                       18.62             19.53         58,749    2013
                                                                       16.57             18.62        106,488    2012
                                                                       16.06             16.57        119,430    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $47.06            $59.43         68,260    2020
                                                                       35.85             47.06         55,615    2019
                                                                       35.22             35.85         60,785    2018
                                                                       27.99             35.22         63,869    2017
                                                                       27.54             27.99         73,191    2016
                                                                       26.39             27.54         82,382    2015
                                                                       24.53             26.39         91,274    2014
                                                                       17.87             24.53        105,531    2013
                                                                       15.53             17.87        124,853    2012
                                                                       18.26             15.53        258,586    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $18.48            $20.80         31,408    2020
                                                                       15.93             18.48         31,743    2019
                                                                       17.17             15.93         32,860    2018
                                                                       15.35             17.17         37,436    2017
                                                                       15.19             15.35         44,555    2016
                                                                       15.46             15.19         46,696    2015
                                                                       14.90             15.46         47,858    2014
                                                                       13.14             14.90         53,500    2013
                                                                       11.91             13.14         54,408    2012
                                                                       12.47             11.91         65,388    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $20.82            $24.99        150,607    2020
                                                                       17.06             20.82        146,879    2019
                                                                       18.17             17.06        152,065    2018
                                                                       15.91             18.17        145,818    2017
                                                                       15.13             15.91        153,229    2016
                                                                       15.34             15.13        153,341    2015
                                                                       14.18             15.34        151,763    2014
                                                                       12.10             14.18        154,126    2013
                                                                       10.72             12.10        122,522    2012
                                                                       11.34             10.72        112,981    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-145

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $29.10            $37.25         190,384   2020
                                                                         22.55             29.10         249,615   2019
                                                                         24.57             22.55         274,846   2018
                                                                         20.56             24.57         335,542   2017
                                                                         19.41             20.56         337,208   2016
                                                                         19.67             19.41         606,271   2015
                                                                         17.92             19.67         680,493   2014
                                                                         13.92             17.92         840,896   2013
                                                                         12.19             13.92       1,019,596   2012
                                                                         12.76             12.19         589,115   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $35.95            $47.12          10,177   2020
                                                                         28.17             35.95           7,119   2019
                                                                         30.22             28.17           7,358   2018
                                                                         24.89             30.22           5,608   2017
                                                                         24.67             24.89          10,034   2016
                                                                         24.84             24.67          11,990   2015
                                                                         22.84             24.84          13,151   2014
                                                                         16.80             22.84          15,786   2013
                                                                         13.98             16.80          16,725   2012
                                                                         14.63             13.98          22,522   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $23.87            $24.98         313,922   2020
                                                                         19.10             23.87         149,639   2019
                                                                         21.25             19.10         179,206   2018
                                                                         19.19             21.25         200,226   2017
                                                                         16.58             19.19         150,773   2016
                                                                         17.62             16.58         298,259   2015
                                                                         16.52             17.62         333,648   2014
                                                                         13.15             16.52         442,892   2013
                                                                         11.43             13.15         487,889   2012
                                                                         11.55             11.43         237,249   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $21.73            $22.98          44,708   2020
                                                                         17.05             21.73          60,784   2019
                                                                         19.10             17.05          64,908   2018
                                                                         16.66             19.10          70,500   2017
                                                                         14.64             16.66          75,593   2016
                                                                         15.28             14.64          87,966   2015
                                                                         14.10             15.28          79,834   2014
                                                                         10.76             14.10          76,436   2013
                                                                          9.26             10.76          71,893   2012
                                                                          9.29              9.26          77,815   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $32.60            $53.91          85,222   2020
                                                                         23.60             32.60          11,138   2019
                                                                         21.40             23.60          10,356   2018
                                                                         16.22             21.40           9,755   2017
                                                                         16.49             16.22           8,416   2016
                                                                         15.93             16.49         140,143   2015
                                                                         14.47             15.93          66,254   2014
                                                                         10.71             14.47          83,222   2013
                                                                         10.00             10.71          97,565   2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-146

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $18.81            $26.54         61,040    2020
                                                                  14.28             18.81         64,005    2019
                                                                  14.59             14.28         64,521    2018
                                                                  11.01             14.59         46,823    2017
                                                                  11.14             11.01         50,586    2016
                                                                  10.60             11.14         50,123    2015
                                                                   9.71             10.60         58,760    2014
                                                                   7.26              9.71         67,866    2013
                                                                   6.46              7.26         96,598    2012
                                                                   6.57              6.46        131,678    2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.47            $14.45        257,377    2020
                                                                  12.52             13.47        276,713    2019
                                                                  12.84             12.52        275,476    2018
                                                                  12.56             12.84        389,894    2017
                                                                  12.23             12.56        455,520    2016
                                                                  12.55             12.23        429,260    2015
                                                                  12.09             12.55        294,445    2014
                                                                  12.56             12.09        412,112    2013
                                                                  12.10             12.56        506,460    2012
                                                                  11.50             12.10        110,684    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $39.32            $45.55         67,728    2020
                                                                  32.47             39.32        128,131    2019
                                                                  38.76             32.47        142,889    2018
                                                                  32.71             38.76        157,827    2017
                                                                  29.73             32.71        180,452    2016
                                                                  30.75             29.73        177,202    2015
                                                                  29.50             30.75        258,226    2014
                                                                  22.09             29.50        292,348    2013
                                                                  19.61             22.09        339,208    2012
                                                                  22.38             19.61        233,586    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $23.55            $25.01          7,917    2020
                                                                  17.87             23.55          8,849    2019
                                                                  22.04             17.87         11,116    2018
                                                                  18.82             22.04          4,871    2017
                                                                  17.52             18.82         11,647    2016
                                                                  18.41             17.52         14,359    2015
                                                                  17.59             18.41         17,543    2014
                                                                  13.74             17.59         53,595    2013
                                                                  11.00             13.74         33,950    2012
                                                                  12.30             11.00         40,201    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.82            $15.18         88,280    2020
                                                                  11.73             13.82         89,747    2019
                                                                  13.21             11.73        124,958    2018
                                                                  12.00             13.21        122,143    2017
                                                                  10.79             12.00        146,747    2016
                                                                  11.70             10.79        161,576    2015
                                                                  11.57             11.70        177,549    2014
                                                                   9.51             11.57        197,189    2013
                                                                   8.39              9.51        233,926    2012
                                                                   8.67              8.39        329,566    2011
----------------------------------------------------------------------------------------------------------------

                                     B-147

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $19.12            $18.93         309,019   2020
                                                                        16.76             19.12         352,348   2019
                                                                        17.82             16.76         376,498   2018
                                                                        16.53             17.82         490,464   2017
                                                                        14.74             16.53         582,387   2016
                                                                        16.14             14.74         662,399   2015
                                                                        15.69             16.14         751,149   2014
                                                                        14.01             15.69         820,450   2013
                                                                        12.65             14.01         960,121   2012
                                                                        12.57             12.65       1,193,271   2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $25.46            $23.77          70,004   2020
                                                                        21.13             25.46          73,556   2019
                                                                        23.64             21.13          76,840   2018
                                                                        22.20             23.64          79,310   2017
                                                                        19.46             22.20          94,858   2016
                                                                        20.82             19.46         101,003   2015
                                                                        19.77             20.82         111,467   2014
                                                                        15.68             19.77         125,767   2013
                                                                        13.97             15.68         141,962   2012
                                                                        14.36             13.97         289,125   2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.52            $13.02          94,046   2020
                                                                        11.06             12.52         100,427   2019
                                                                        13.21             11.06         104,853   2018
                                                                        11.34             13.21          92,756   2017
                                                                        10.52             11.34         116,760   2016
                                                                        11.45             10.52         120,120   2015
                                                                        11.98             11.45         131,705   2014
                                                                         9.32             11.98         157,794   2013
                                                                         7.83              9.32         185,575   2012
                                                                         8.56              7.83         239,523   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.16            $ 9.02       1,181,402   2020
                                                                         9.14              9.16         992,154   2019
                                                                         9.17              9.14         855,007   2018
                                                                         9.28              9.17       1,127,822   2017
                                                                         9.43              9.28         806,654   2016
                                                                         9.60              9.43         882,872   2015
                                                                         9.76              9.60       1,006,064   2014
                                                                         9.93              9.76         927,078   2013
                                                                        10.00              9.93         936,671   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $25.34            $27.01          18,050   2020
                                                                        19.60             25.34          20,432   2019
                                                                        22.27             19.60          22,013   2018
                                                                        20.40             22.27          24,238   2017
                                                                        18.28             20.40          25,896   2016
                                                                        20.49             18.28          25,702   2015
                                                                        18.35             20.49          29,254   2014
                                                                        14.05             18.35          30,347   2013
                                                                        12.06             14.05          35,534   2012
                                                                        13.11             12.06          55,982   2011
----------------------------------------------------------------------------------------------------------------------

                                     B-148

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $25.66            $28.76         87,821    2020
                                                                        21.35             25.66         85,001    2019
                                                                        21.62             21.35         94,536    2018
                                                                        18.62             21.62         91,606    2017
                                                                        18.16             18.62         96,795    2016
                                                                        18.40             18.16        114,578    2015
                                                                        17.29             18.40        144,783    2014
                                                                        14.68             17.29        143,370    2013
                                                                        13.17             14.68        140,697    2012
                                                                        13.22             13.17        192,457    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $27.88            $38.10         34,922    2020
                                                                        20.72             27.88         40,645    2019
                                                                        20.73             20.72         39,646    2018
                                                                        16.22             20.73         40,900    2017
                                                                        16.18             16.22        117,984    2016
                                                                        14.71             16.18        119,467    2015
                                                                        13.79             14.71        143,084    2014
                                                                        10.72             13.79        179,184    2013
                                                                         8.81             10.72        212,523    2012
                                                                         9.63              8.81        263,691    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $12.93            $14.74          5,733    2020
                                                                        10.38             12.93          5,762    2019
                                                                        12.44             10.38          5,791    2018
                                                                         9.68             12.44          5,940    2017
                                                                        10.55              9.68          6,286    2016
                                                                        11.77             10.55          6,350    2015
                                                                        13.62             11.77          8,722    2014
                                                                        12.12             13.62         18,702    2013
                                                                        10.90             12.12         21,384    2012
                                                                        16.38             10.90         23,065    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $35.27            $40.82         41,165    2020
                                                                        28.76             35.27         44,700    2019
                                                                        32.01             28.76         45,715    2018
                                                                        28.07             32.01         15,264    2017
                                                                        28.29             28.07         15,651    2016
                                                                        29.35             28.29         14,974    2015
                                                                        24.86             29.35         15,908    2014
                                                                        17.16             24.86         21,158    2013
                                                                        14.74             17.16         22,856    2012
                                                                        14.68             14.74         30,262    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $20.76            $21.94         13,432    2020
                                                                        16.07             20.76         13,993    2019
                                                                        17.21             16.07         22,969    2018
                                                                        14.71             17.21         22,887    2017
                                                                        13.04             14.71         15,260    2016
                                                                        13.88             13.04         18,497    2015
                                                                        12.44             13.88         19,362    2014
                                                                        10.07             12.44         20,750    2013
                                                                         8.98             10.07         23,342    2012
                                                                         8.48              8.98         26,709    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-149

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.48            $13.94         46,135    2020
                                                                     10.64             13.48         49,887    2019
                                                                     11.88             10.64         56,828    2018
                                                                     10.52             11.88         57,399    2017
                                                                      9.47             10.52         58,405    2016
                                                                      9.92              9.47         63,727    2015
                                                                     10.00              9.92         70,334    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $22.04            $24.61          1,878    2020
                                                                     17.08             22.04          1,893    2019
                                                                     18.43             17.08          2,676    2018
                                                                     15.24             18.43          5,045    2017
                                                                     14.31             15.24          8,431    2016
                                                                     14.56             14.31         14,040    2015
                                                                     13.38             14.56         14,279    2014
                                                                     10.33             13.38         17,065    2013
                                                                      8.85             10.33         22,302    2012
                                                                      9.22              8.85         27,682    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares               $25.41            $36.37          5,133    2020
                                                                     18.30             25.41         10,895    2019
                                                                     18.94             18.30         12,154    2018
                                                                     15.25             18.94         15,445    2017
                                                                     14.26             15.25         18,287    2016
                                                                     14.83             14.26         22,546    2015
                                                                     16.30             14.83         25,112    2014
                                                                     11.74             16.30         30,841    2013
                                                                      9.88             11.74         31,576    2012
                                                                     11.23              9.88         35,116    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $22.84            $24.58         66,048    2020
                                                                     19.34             22.84         66,394    2019
                                                                     20.90             19.34         77,631    2018
                                                                     18.98             20.90         77,605    2017
                                                                     17.74             18.98         86,847    2016
                                                                     18.16             17.74         87,267    2015
                                                                     17.06             18.16         94,146    2014
                                                                     14.62             17.06        126,276    2013
                                                                     13.41             14.62        134,265    2012
                                                                     13.43             13.41        141,099    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $30.77            $31.94         22,195    2020
                                                                     25.08             30.77         24,613    2019
                                                                     25.31             25.08         29,000    2018
                                                                     22.49             25.31         40,358    2017
                                                                     20.56             22.49         52,460    2016
                                                                     24.54             20.56         58,331    2015
                                                                     22.20             24.54         55,265    2014
                                                                     18.79             22.20         64,066    2013
                                                                     16.88             18.79        103,701    2012
                                                                     16.12             16.88        168,162    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $17.26            $20.73          8,102    2020
   Service Class Shares                                              12.58             17.26          9,804    2019
                                                                     12.72             12.58         13,306    2018
                                                                     10.10             12.72         14,987    2017
                                                                      9.71             10.10         15,636    2016
                                                                     10.00              9.71         19,633    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-150

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $15.43            $16.36          38,982   2020
                                                                              14.04             15.43          52,241   2019
                                                                              15.11             14.04          54,973   2018
                                                                              13.56             15.11          51,980   2017
                                                                              12.22             13.56          53,757   2016
                                                                              13.68             12.22          54,097   2015
                                                                              13.86             13.68          55,104   2014
                                                                              14.08             13.86          75,712   2013
                                                                              12.48             14.08         127,077   2012
                                                                              12.45             12.48         146,903   2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $23.91            $24.85         101,187   2020
                                                                              21.20             23.91         130,711   2019
                                                                              22.15             21.20         137,046   2018
                                                                              21.14             22.15         143,163   2017
                                                                              19.12             21.14         150,992   2016
                                                                              19.78             19.12         237,519   2015
                                                                              19.47             19.78         211,233   2014
                                                                              18.73             19.47         216,311   2013
                                                                              16.67             18.73         261,142   2012
                                                                              16.41             16.67         299,846   2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $27.97            $32.27          74,936   2020
                                                                              25.11             27.97          65,219   2019
                                                                              26.17             25.11          62,626   2018
                                                                              24.43             26.17          65,629   2017
                                                                              24.69             24.43          68,553   2016
                                                                              25.47             24.69          38,536   2015
                                                                              20.89             25.47          41,181   2014
                                                                              24.41             20.89          48,229   2013
                                                                              23.78             24.41          91,122   2012
                                                                              18.93             23.78         104,882   2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.07            $12.22         368,562   2020
                                                                              11.80             12.07         227,247   2019
                                                                              11.97             11.80         232,683   2018
                                                                              12.01             11.97         227,795   2017
                                                                              12.05             12.01         214,168   2016
                                                                              12.22             12.05         304,098   2015
                                                                              12.33             12.22         588,582   2014
                                                                              12.56             12.33         645,616   2013
                                                                              12.07             12.56         728,426   2012
                                                                              12.14             12.07         806,149   2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $20.10            $21.47         352,351   2020
                                                                              18.87             20.10         406,521   2019
                                                                              19.30             18.87         454,121   2018
                                                                              18.72             19.30         563,657   2017
                                                                              18.54             18.72         634,563   2016
                                                                              18.78             18.54         694,699   2015
                                                                              18.32             18.78         633,871   2014
                                                                              19.01             18.32         741,521   2013
                                                                              17.65             19.01       1,019,101   2012
                                                                              17.33             17.65       1,078,575   2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-151

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $13.91            $19.83         28,938    2020
                                                                10.34             13.91         32,172    2019
                                                                10.72             10.34         27,364    2018
                                                                 8.31             10.72         30,160    2017
                                                                 7.98              8.31         20,875    2016
                                                                 7.50              7.98         19,393    2015
                                                                 6.50              7.50         25,799    2014
                                                                 4.91              6.50         27,950    2013
                                                                 4.28              4.91         35,043    2012
                                                                 4.26              4.28         40,754    2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $13.93            $14.66         45,066    2020
                                                                13.05             13.93         45,597    2019
                                                                13.47             13.05         48,541    2018
                                                                13.27             13.47         55,120    2017
                                                                13.11             13.27         58,256    2016
                                                                13.39             13.11         64,387    2015
                                                                12.96             13.39         67,160    2014
                                                                13.36             12.96         80,057    2013
                                                                12.86             13.36         81,798    2012
                                                                12.21             12.86        112,319    2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $26.15            $34.35         61,534    2020
                                                                19.37             26.15         64,432    2019
                                                                20.25             19.37         74,651    2018
                                                                16.05             20.25         78,632    2017
                                                                15.93             16.05         83,321    2016
                                                                15.69             15.93         83,455    2015
                                                                13.99             15.69         90,276    2014
                                                                10.55             13.99        100,133    2013
                                                                 8.88             10.55        117,026    2012
                                                                 8.99              8.88        158,655    2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $43.91            $40.90         46,884    2020
                                                                35.41             43.91         51,009    2019
                                                                38.21             35.41         57,615    2018
                                                                36.72             38.21         61,047    2017
                                                                34.59             36.72         68,986    2016
                                                                33.65             34.59         74,506    2015
                                                                25.95             33.65         85,958    2014
                                                                25.73             25.95        129,798    2013
                                                                22.41             25.73        100,865    2012
                                                                20.76             22.41        130,701    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.81            $25.28        244,137    2020
                                                                16.93             21.81        280,686    2019
                                                                18.08             16.93        302,501    2018
                                                                15.14             18.08        285,108    2017
                                                                13.80             15.14        289,422    2016
                                                                13.89             13.80        336,115    2015
                                                                12.47             13.89        325,324    2014
                                                                 9.61             12.47        363,568    2013
                                                                 8.45              9.61        444,056    2012
                                                                 8.45              8.45        525,906    2011
--------------------------------------------------------------------------------------------------------------

                                     B-152

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $37.52            $42.25          54,868   2020
                                                             30.27             37.52          58,141   2019
                                                             34.10             30.27          63,799   2018
                                                             30.78             34.10          66,913   2017
                                                             25.30             30.78          67,971   2016
                                                             26.84             25.30          72,814   2015
                                                             26.31             26.84          74,631   2014
                                                             19.55             26.31          76,789   2013
                                                             17.36             19.55          79,708   2012
                                                             17.13             17.36          96,453   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $20.20            $21.14         678,934   2020
                                                             17.75             20.20         757,297   2019
                                                             19.28             17.75         814,665   2018
                                                             16.97             19.28         994,301   2017
                                                             16.23             16.97       1,115,309   2016
                                                             16.70             16.23       1,196,883   2015
                                                             16.13             16.70       1,298,915   2014
                                                             14.28             16.13       1,485,302   2013
                                                             12.91             14.28       1,539,231   2012
                                                             13.51             12.91       1,684,552   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $15.04            $15.69         582,679   2020
                                                             13.24             15.04         624,968   2019
                                                             14.42             13.24         655,358   2018
                                                             12.73             14.42         738,079   2017
                                                             12.20             12.73         898,538   2016
                                                             12.58             12.20       1,018,589   2015
                                                             12.18             12.58       1,125,728   2014
                                                             10.81             12.18       1,172,393   2013
                                                              9.80             10.81       1,412,902   2012
                                                             10.29              9.80       1,791,982   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $23.10            $27.85          29,695   2020
                                                             17.83             23.10          31,013   2019
                                                             18.78             17.83          51,392   2018
                                                             15.93             18.78          57,236   2017
                                                             14.83             15.93          58,666   2016
                                                             15.44             14.83          58,892   2015
                                                             13.93             15.44          62,887   2014
                                                             10.58             13.93          70,058   2013
                                                              9.29             10.58          76,557   2012
                                                              9.74              9.29          91,467   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $41.17            $52.78          13,378   2020
                                                             32.62             41.17          18,269   2019
                                                             35.20             32.62          19,007   2018
                                                             27.60             35.20          21,060   2017
                                                             27.73             27.60          22,488   2016
                                                             26.65             27.73          26,521   2015
                                                             25.41             26.65          33,182   2014
                                                             19.98             25.41          42,120   2013
                                                             18.38             19.98          54,033   2012
                                                             19.58             18.38          60,948   2011
-----------------------------------------------------------------------------------------------------------

                                     B-153

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $43.75            $66.91         12,106    2020
                                                          33.51             43.75         12,049    2019
                                                          34.50             33.51         12,257    2018
                                                          25.78             34.50         13,692    2017
                                                          26.57             25.78         13,207    2016
                                                          24.34             26.57         17,003    2015
                                                          22.60             24.34         18,278    2014
                                                          16.77             22.60         26,221    2013
                                                          14.74             16.77         28,957    2012
                                                          15.01             14.74         31,260    2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $12.09            $13.29        108,752    2020
                                                          11.16             12.09        175,932    2019
                                                          13.92             11.16        182,456    2018
                                                          14.23             13.92        149,017    2017
                                                          11.60             14.23        108,898    2016
                                                          16.58             11.60         86,631    2015
                                                          21.04             16.58         85,140    2014
                                                          19.50             21.04         84,975    2013
                                                          20.43             19.50        103,789    2012
                                                          25.77             20.43        120,129    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $33.60            $47.29          3,858    2020
                                                          24.94             33.60          4,896    2019
                                                          25.30             24.94          5,412    2018
                                                          19.12             25.30          7,633    2017
                                                          19.35             19.12          6,976    2016
                                                          19.43             19.35         13,226    2015
                                                          19.03             19.43         14,119    2014
                                                          13.84             19.03         15,191    2013
                                                          11.69             13.84         17,961    2012
                                                          12.59             11.69         15,129    2011
--------------------------------------------------------------------------------------------------------

                                     B-154

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.56            $14.46         4,143     2020
                                                            11.74             13.56         4,239     2019
                                                            12.85             11.74         4,455     2018
                                                            11.38             12.85         4,662     2017
                                                            11.16             11.38         4,939     2016
                                                            11.28             11.16         5,009     2015
                                                            10.79             11.28         5,417     2014
                                                             9.50             10.79         5,792     2013
                                                             8.58              9.50         6,036     2012
                                                             9.06              8.58         7,127     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.49            $21.04            --     2020
                                                            12.22             15.49            --     2019
                                                            13.91             12.22            --     2018
                                                            10.45             13.91            --     2017
                                                            10.79             10.45            --     2016
                                                            10.77             10.79            --     2015
                                                            10.52             10.77            --     2014
                                                             8.77             10.52            --     2013
                                                             7.93              8.77            --     2012
                                                            10.60              7.93            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.40            $19.41            --     2020
                                                            16.07             19.40            --     2019
                                                            17.48             16.07            --     2018
                                                            15.09             17.48            --     2017
                                                            13.92             15.09            --     2016
                                                            14.05             13.92            --     2015
                                                            13.17             14.05            --     2014
                                                            10.02             13.17            --     2013
                                                             8.75             10.02            --     2012
                                                             8.45              8.75            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.83            $ 6.81         6,397     2020
                                                             5.98              6.83        11,889     2019
                                                             7.96              5.98        13,966     2018
                                                             6.51              7.96        12,592     2017
                                                             6.72              6.51        35,705     2016
                                                             6.72              6.72        25,950     2015
                                                             7.36              6.72        23,798     2014
                                                             6.14              7.36        17,951     2013
                                                             5.51              6.14        34,298     2012
                                                             7.00              5.51        29,493     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.79            $35.35            --     2020
                                                            20.42             26.79            --     2019
                                                            20.44             20.42            --     2018
                                                            15.89             20.44            --     2017
                                                            15.90             15.89            --     2016
                                                            14.69             15.90            --     2015
                                                            13.21             14.69            --     2014
                                                             9.88             13.21            --     2013
                                                             8.67              9.88            --     2012
                                                             9.22              8.67            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-155

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.34            $39.52         1,119     2020
                                                                                   19.83             26.34            --     2019
                                                                                   20.54             19.83            --     2018
                                                                                   15.72             20.54            --     2017
                                                                                   15.16             15.72            --     2016
                                                                                   15.76             15.16            --     2015
                                                                                   16.48             15.76         5,234     2014
                                                                                   11.61             16.48            --     2013
                                                                                   10.37             11.61            --     2012
                                                                                   10.19             10.37            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $19.75            $26.28            --     2020
                                                                                   14.89             19.75            --     2019
                                                                                   16.21             14.89            --     2018
                                                                                   13.12             16.21            --     2017
                                                                                   13.77             13.12            --     2016
                                                                                   13.66             13.77            --     2015
                                                                                   12.15             13.66            --     2014
                                                                                    9.61             12.15            --     2013
                                                                                    8.65              9.61            --     2012
                                                                                    8.98              8.65            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.02            $12.33            --     2020
                                                                                    9.62             11.02         1,292     2019
                                                                                   10.43              9.62         1,469     2018
                                                                                    9.81             10.43         1,664     2017
                                                                                    9.57              9.81         1,804     2016
                                                                                    9.74              9.57         1,972     2015
                                                                                    9.24              9.74         2,279     2014
                                                                                    8.38              9.24         2,518     2013
                                                                                    7.66              8.38         2,658     2012
                                                                                    7.81              7.66        14,812     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $19.39            $26.55            --     2020
   Series II Shares                                                                14.28             19.39            --     2019
                                                                                   15.61             14.28            --     2018
                                                                                   12.45             15.61            --     2017
                                                                                   12.48             12.45            --     2016
                                                                                   12.02             12.48            --     2015
                                                                                   11.67             12.02            --     2014
                                                                                    8.81             11.67            --     2013
                                                                                    7.77              8.81            --     2012
                                                                                    7.89              7.77            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $18.22            $22.65         9,623     2020
                                                                                   14.19             18.22         2,965     2019
                                                                                   16.78             14.19         3,923     2018
                                                                                   12.61             16.78         7,909     2017
                                                                                   12.93             12.61         7,863     2016
                                                                                   12.77             12.93        10,797     2015
                                                                                   12.82             12.77        12,593     2014
                                                                                   10.33             12.82        10,336     2013
                                                                                    8.75             10.33        12,005     2012
                                                                                    9.80              8.75        14,018     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-156

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $20.28            $22.52            --
                                                                                      15.77             20.28        17,351
                                                                                      17.57             15.77        22,622
                                                                                      15.43             17.57        18,734
                                                                                      14.19             15.43        21,511
                                                                                      14.10             14.19        14,734
                                                                                      13.08             14.10        17,299
                                                                                      10.19             13.08        20,283
                                                                                       8.95             10.19        24,158
                                                                                       9.19              8.95        55,474
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $19.20            $22.43         1,948
                                                                                      15.59             19.20         2,821
                                                                                      17.85             15.59         3,482
                                                                                      16.04             17.85         5,537
                                                                                      13.96             16.04         6,231
                                                                                      15.22             13.96         9,918
                                                                                      13.96             15.22        10,841
                                                                                      10.17             13.96        19,028
                                                                                       8.85             10.17        24,581
                                                                                       9.28              8.85        27,907
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.25            $30.93            --
                                                                                      16.66             22.25            --
                                                                                      17.71             16.66            --
                                                                                      14.24             17.71            --
                                                                                      14.26             14.24            --
                                                                                      13.90             14.26            --
                                                                                      13.13             13.90            --
                                                                                       9.59             13.13            --
                                                                                      10.00              9.59            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $23.52            $32.62            --
                                                                                      17.66             23.52            --
                                                                                      18.82             17.66            --
                                                                                      15.17             18.82            --
                                                                                      15.22             15.17            --
                                                                                      14.88             15.22            --
                                                                                      14.09             14.88            --
                                                                                      10.32             14.09            --
                                                                                       9.32             10.32            --
                                                                                      10.20              9.32            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $18.13            $17.51            --
                                                                                      14.86             18.13            --
                                                                                      17.37             14.86            --
                                                                                      15.13             17.37            --
                                                                                      13.24             15.13        13,098
                                                                                      14.46             13.24            --
                                                                                      13.57             14.46            --
                                                                                      10.24             13.57            --
                                                                                       8.82             10.24            --
                                                                                       9.23              8.82            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-157

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.30            $20.34            --     2020
                                                                      14.53             18.30        19,246     2019
                                                                      16.42             14.53        24,544     2018
                                                                      14.86             16.42        20,215     2017
                                                                      13.80             14.86        19,995     2016
                                                                      15.00             13.80            --     2015
                                                                      14.20             15.00            --     2014
                                                                      11.25             14.20            --     2013
                                                                      10.12             11.25            --     2012
                                                                      10.37             10.12            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.65            $16.75         6,483     2020
                                                                      13.35             15.65         6,351     2019
                                                                      15.15             13.35         8,247     2018
                                                                      14.00             15.15         7,967     2017
                                                                      12.49             14.00         7,924     2016
                                                                      13.13             12.49         8,409     2015
                                                                      12.36             13.13         5,961     2014
                                                                      10.13             12.36         5,975     2013
                                                                       9.23             10.13            --     2012
                                                                       9.58              9.23            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $13.68            $15.20            --     2020
                                                                      10.93             13.68         7,924     2019
                                                                      13.20             10.93        10,371     2018
                                                                      11.01             13.20        10,100     2017
                                                                      11.36             11.01         6,087     2016
                                                                      11.94             11.36        15,329     2015
                                                                      12.22             11.94        10,181     2014
                                                                      10.54             12.22        10,843     2013
                                                                       9.36             10.54        11,745     2012
                                                                      10.31              9.36         8,733     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.48            $12.83            --     2020
                                                                       9.82             12.48            --     2019
                                                                      12.47              9.82            --     2018
                                                                      10.89             12.47            --     2017
                                                                       9.46             10.89            --     2016
                                                                      10.84              9.46            --     2015
                                                                      10.44             10.84            --     2014
                                                                       8.02             10.44            --     2013
                                                                       6.98              8.02            --     2012
                                                                       7.40              6.98            --     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.76            $12.58         3,412     2020
                                                                      11.06             11.76        11,280     2019
                                                                      11.66             11.06        13,068     2018
                                                                      11.51             11.66        11,381     2017
                                                                      11.29             11.51        11,580     2016
                                                                      11.86             11.29         3,084     2015
                                                                      11.75             11.86        17,096     2014
                                                                      13.15             11.75        18,163     2013
                                                                      12.54             13.15        15,424     2012
                                                                      11.49             12.54        16,184     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-158

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.36            $21.46             --    2020
                                                                               14.62             18.36             --    2019
                                                                               16.04             14.62             --    2018
                                                                               14.43             16.04             --    2017
                                                                               11.97             14.43             --    2016
                                                                               13.15             11.97             --    2015
                                                                               12.82             13.15             --    2014
                                                                                9.24             12.82             --    2013
                                                                                8.35              9.24             --    2012
                                                                                8.78              8.35             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.37            $17.49             --    2020
                                                                               14.40             17.37          4,691    2019
                                                                               16.05             14.40          5,735    2018
                                                                               15.22             16.05          6,185    2017
                                                                               13.24             15.22         10,815    2016
                                                                               14.44             13.24             --    2015
                                                                               13.49             14.44             --    2014
                                                                               10.04             13.49             --    2013
                                                                                9.03             10.04             --    2012
                                                                                9.51              9.03             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.97            $17.65         65,731    2020
                                                                               13.02             14.97         76,151    2019
                                                                               14.43             13.02         82,646    2018
                                                                               12.99             14.43         89,106    2017
                                                                               12.82             12.99        100,033    2016
                                                                               13.26             12.82        119,073    2015
                                                                               13.32             13.26        133,838    2014
                                                                               11.92             13.32        153,850    2013
                                                                               11.10             11.92        179,171    2012
                                                                               11.80             11.10        218,814    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $23.79            $33.31             --    2020
                                                                               18.41             23.79             --    2019
                                                                               18.34             18.41             --    2018
                                                                               14.54             18.34             --    2017
                                                                               13.84             14.54             --    2016
                                                                               13.83             13.84             --    2015
                                                                               12.42             13.83             --    2014
                                                                                9.52             12.42             --    2013
                                                                                8.50              9.52             --    2012
                                                                                8.50              8.50             --    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.54            $21.31         14,156    2020
                                                                               12.86             16.54          4,911    2019
                                                                               13.49             12.86          6,455    2018
                                                                               10.39             13.49         12,216    2017
                                                                               10.00             10.39             --    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.90            $12.64             --    2020
                                                                                9.74             11.90             --    2019
                                                                               11.99              9.74             --    2018
                                                                                9.65             11.99             --    2017
                                                                               10.00              9.65             --    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-159

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $11.97            $11.92         3,588     2020
                                                                       11.45             11.97         8,914     2019
                                                                       11.74             11.45        12,428     2018
                                                                       11.62             11.74         5,624     2017
                                                                       10.92             11.62         5,722     2016
                                                                       11.30             10.92         6,382     2015
                                                                       11.50             11.30        14,392     2014
                                                                       11.34             11.50        14,957     2013
                                                                       10.83             11.34        10,802     2012
                                                                       10.81             10.83            --     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $17.66            $18.19            --     2020
                                                                       15.85             17.66            --     2019
                                                                       16.81             15.85            --     2018
                                                                       16.15             16.81            --     2017
                                                                       14.44             16.15            --     2016
                                                                       15.20             14.44            --     2015
                                                                       15.20             15.20            --     2014
                                                                       14.58             15.20            --     2013
                                                                       13.07             14.58            --     2012
                                                                       12.75             13.07            --     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $24.23            $30.41         1,405     2020
                                                                       18.59             24.23            --     2019
                                                                       18.38             18.59            --     2018
                                                                       14.71             18.38            --     2017
                                                                       14.56             14.71            --     2016
                                                                       14.05             14.56            --     2015
                                                                       13.15             14.05            --     2014
                                                                        9.64             13.15            --     2013
                                                                        8.44              9.64            --     2012
                                                                        9.99              8.44        14,557     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.01            $22.67         6,131     2020
                                                                       15.69             19.01         7,024     2019
                                                                       16.81             15.69         6,832     2018
                                                                       14.83             16.81         7,399     2017
                                                                       14.19             14.83         8,045     2016
                                                                       14.48             14.19         8,603     2015
                                                                       13.48             14.48         7,059     2014
                                                                       11.57             13.48         7,748     2013
                                                                       10.32             11.57         8,377     2012
                                                                       10.99             10.32         9,019     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $21.27            $27.05            --     2020
                                                                       16.59             21.27         3,820     2019
                                                                       18.20             16.59         5,011     2018
                                                                       15.33             18.20         9,084     2017
                                                                       14.57             15.33         6,471     2016
                                                                       14.86             14.57        28,660     2015
                                                                       13.63             14.86        32,943     2014
                                                                       10.66             13.63        42,057     2013
                                                                        9.40             10.66        49,937     2012
                                                                        9.90              9.40            --     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-160

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.38            $27.84            --     2020
                                                                         16.87             21.38            --     2019
                                                                         18.22             16.87            --     2018
                                                                         15.10             18.22            --     2017
                                                                         15.06             15.10            --     2016
                                                                         15.27             15.06            --     2015
                                                                         14.13             15.27            --     2014
                                                                         10.47             14.13            --     2013
                                                                          8.77             10.47            --     2012
                                                                          9.24              8.77            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.78            $17.44        17,444     2020
                                                                         13.52             16.78         4,835     2019
                                                                         15.14             13.52         6,145     2018
                                                                         13.76             15.14         6,565     2017
                                                                         11.97             13.76            --     2016
                                                                         12.80             11.97        14,617     2015
                                                                         12.09             12.80        15,909     2014
                                                                          9.68             12.09        21,793     2013
                                                                          8.47              9.68        25,358     2012
                                                                          8.62              8.47            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $19.95            $20.96            --     2020
                                                                         15.75             19.95            --     2019
                                                                         17.77             15.75            --     2018
                                                                         15.60             17.77            --     2017
                                                                         13.80             15.60            --     2016
                                                                         14.50             13.80            --     2015
                                                                         13.47             14.50            --     2014
                                                                         10.35             13.47            --     2013
                                                                          8.96             10.35            --     2012
                                                                          9.06              8.96            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $30.93            $50.81         4,314     2020
                                                                         22.54             30.93            --     2019
                                                                         20.58             22.54            --     2018
                                                                         15.70             20.58            --     2017
                                                                         16.07             15.70            --     2016
                                                                         15.62             16.07        10,848     2015
                                                                         14.29             15.62         5,228     2014
                                                                         10.64             14.29         6,188     2013
                                                                         10.00             10.64         7,686     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $26.07            $36.54            --     2020
                                                                         19.93             26.07            --     2019
                                                                         20.50             19.93            --     2018
                                                                         15.57             20.50            --     2017
                                                                         15.86             15.57            --     2016
                                                                         15.19             15.86            --     2015
                                                                         14.01             15.19            --     2014
                                                                         10.55             14.01            --     2013
                                                                          9.44             10.55            --     2012
                                                                          9.67              9.44            --     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-161

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.38            $13.20         16,214    2020
                                                                  11.59             12.38         21,393    2019
                                                                  11.97             11.59         25,103    2018
                                                                  11.78             11.97         38,633    2017
                                                                  11.55             11.78         39,555    2016
                                                                  11.93             11.55         36,161    2015
                                                                  11.56             11.93         23,899    2014
                                                                  12.09             11.56         29,603    2013
                                                                  11.73             12.09         30,296    2012
                                                                  11.22             11.73             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.41            $21.19             --    2020
                                                                  15.30             18.41          7,352    2019
                                                                  18.39             15.30          8,919    2018
                                                                  15.62             18.39          9,040    2017
                                                                  14.29             15.62         10,552    2016
                                                                  14.88             14.29          9,669    2015
                                                                  14.37             14.88         19,276    2014
                                                                  10.83             14.37         18,510    2013
                                                                   9.68             10.83         22,867    2012
                                                                  11.12              9.68             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.65            $18.62             --    2020
                                                                  13.48             17.65             --    2019
                                                                  16.73             13.48             --    2018
                                                                  14.39             16.73             --    2017
                                                                  13.48             14.39             --    2016
                                                                  14.26             13.48             --    2015
                                                                  13.71             14.26             --    2014
                                                                  10.79             13.71             --    2013
                                                                   8.69             10.79             --    2012
                                                                   9.79              8.69             --    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.74            $13.90         22,077    2020
                                                                  10.88             12.74         34,168    2019
                                                                  12.33             10.88         37,921    2018
                                                                  11.28             12.33         40,968    2017
                                                                  10.20             11.28         44,120    2016
                                                                  11.14             10.20         49,186    2015
                                                                  11.09             11.14         52,140    2014
                                                                   9.18             11.09         55,867    2013
                                                                   8.15              9.18         61,774    2012
                                                                   8.48              8.15         71,589    2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $16.04            $15.77         61,392    2020
                                                                  14.15             16.04         65,025    2019
                                                                  15.15             14.15         68,998    2018
                                                                  14.14             15.15         75,652    2017
                                                                  12.70             14.14         82,774    2016
                                                                  13.99             12.70         91,457    2015
                                                                  13.70             13.99        100,510    2014
                                                                  12.31             13.70        121,892    2013
                                                                  11.19             12.31        141,562    2012
                                                                  11.19             11.19        162,029    2011
----------------------------------------------------------------------------------------------------------------

                                     B-162

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.04            $13.94            --     2020
                                                                        12.56             15.04            --     2019
                                                                        14.15             12.56            --     2018
                                                                        13.37             14.15            --     2017
                                                                        11.80             13.37            --     2016
                                                                        12.71             11.80            --     2015
                                                                        12.15             12.71            --     2014
                                                                         9.70             12.15            --     2013
                                                                         8.70              9.70            --     2012
                                                                         9.00              8.70        14,298     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.43            $11.81            --     2020
                                                                        10.17             11.43            --     2019
                                                                        12.23             10.17            --     2018
                                                                        10.57             12.23            --     2017
                                                                         9.87             10.57            --     2016
                                                                        10.81              9.87            --     2015
                                                                        11.39             10.81            --     2014
                                                                         8.92             11.39            --     2013
                                                                         7.54              8.92            --     2012
                                                                         8.30              7.54            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.72            $ 8.53            --     2020
                                                                         8.76              8.72            --     2019
                                                                         8.84              8.76            --     2018
                                                                         9.01              8.84            --     2017
                                                                         9.22              9.01            --     2016
                                                                         9.44              9.22            --     2015
                                                                         9.67              9.44         4,571     2014
                                                                         9.90              9.67            --     2013
                                                                        10.00              9.90            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.94            $24.43        33,261     2020
                                                                        18.38             21.94        36,794     2019
                                                                        18.74             18.38        39,274     2018
                                                                        16.24             18.74        43,025     2017
                                                                        15.94             16.24        44,755     2016
                                                                        16.26             15.94        49,075     2015
                                                                        15.38             16.26        50,834     2014
                                                                        13.15             15.38        61,782     2013
                                                                        11.88             13.15        61,148     2012
                                                                        12.00             11.88        64,956     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.54            $41.46            --     2020
                                                                        22.85             30.54            --     2019
                                                                        23.01             22.85            --     2018
                                                                        18.12             23.01            --     2017
                                                                        18.20             18.12         5,466     2016
                                                                        16.65             18.20         5,741     2015
                                                                        15.72             16.65         7,368     2014
                                                                        12.30             15.72         8,436     2013
                                                                        10.17             12.30        10,002     2012
                                                                        11.19             10.17         8,036     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-163

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.14            $24.30            --     2020
                                                                        17.35             21.14            --     2019
                                                                        19.44             17.35            --     2018
                                                                        17.16             19.44            --     2017
                                                                        17.41             17.16            --     2016
                                                                        18.18             17.41            --     2015
                                                                        15.51             18.18            --     2014
                                                                        10.77             15.51            --     2013
                                                                         9.32             10.77            --     2012
                                                                         9.34              9.32            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.08            $20.03         4,425     2020
                                                                        14.87             19.08         5,399     2019
                                                                        16.03             14.87         6,204     2018
                                                                        13.79             16.03         6,593     2017
                                                                        12.31             13.79         7,262     2016
                                                                        13.19             12.31         8,045     2015
                                                                        11.90             13.19         8,477     2014
                                                                         9.70             11.90         9,454     2013
                                                                         8.71              9.70        10,547     2012
                                                                         8.28              8.71        11,430     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.03            $13.39            --     2020
                                                                        10.36             13.03            --     2019
                                                                        11.64             10.36            --     2018
                                                                        10.38             11.64            --     2017
                                                                         9.40             10.38            --     2016
                                                                         9.92              9.40            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.38            $24.82            --     2020
                                                                        17.46             22.38            --     2019
                                                                        18.96             17.46            --     2018
                                                                        15.78             18.96            --     2017
                                                                        14.92             15.78            --     2016
                                                                        15.29             14.92            --     2015
                                                                        14.14             15.29            --     2014
                                                                        10.99             14.14            --     2013
                                                                         9.47             10.99            --     2012
                                                                         9.94              9.47            --     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.16            $17.29            --     2020
                                                                        13.78             16.16            --     2019
                                                                        15.00             13.78            --     2018
                                                                        13.71             15.00            --     2017
                                                                        12.90             13.71         2,123     2016
                                                                        13.29             12.90            --     2015
                                                                        12.57             13.29            --     2014
                                                                        10.84             12.57            --     2013
                                                                        10.01             10.84            --     2012
                                                                        10.09             10.01        21,334     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-164

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $23.73            $24.48            --     2020
                                                                              19.47             23.73            --     2019
                                                                              19.78             19.47            --     2018
                                                                              17.69             19.78            --     2017
                                                                              16.29             17.69            --     2016
                                                                              19.57             16.29            --     2015
                                                                              17.82             19.57            --     2014
                                                                              15.18             17.82            --     2013
                                                                              13.73             15.18            --     2012
                                                                              13.20             13.73            --     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.72            $19.95            --     2020
   Service Class Shares                                                       12.27             16.72            --     2019
                                                                              12.49             12.27            --     2018
                                                                               9.98             12.49            --     2017
                                                                               9.66              9.98            --     2016
                                                                              10.00              9.66            --     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.69            $14.43            --     2020
                                                                              12.55             13.69            --     2019
                                                                              13.59             12.55            --     2018
                                                                              12.28             13.59            --     2017
                                                                              11.13             12.28            --     2016
                                                                              12.56             11.13            --     2015
                                                                              12.80             12.56            --     2014
                                                                              13.09             12.80            --     2013
                                                                              11.68             13.09            --     2012
                                                                              11.73             11.68            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.61            $17.15         2,503     2020
                                                                              14.82             16.61         6,439     2019
                                                                              15.60             14.82         5,762     2018
                                                                              14.98             15.60         4,230     2017
                                                                              13.64             14.98         4,459     2016
                                                                              14.20             13.64        12,803     2015
                                                                              14.08             14.20         8,640     2014
                                                                              13.63             14.08         6,120     2013
                                                                              12.21             13.63         6,007     2012
                                                                              12.10             12.21        10,093     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.39            $21.08         6,071     2020
                                                                              16.62             18.39         5,660     2019
                                                                              17.44             16.62         5,338     2018
                                                                              16.39             17.44         3,795     2017
                                                                              16.67             16.39         4,077     2016
                                                                              17.31             16.67            --     2015
                                                                              14.29             17.31            --     2014
                                                                              16.82             14.29            --     2013
                                                                              16.49             16.82            --     2012
                                                                              13.21             16.49            --     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-165

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.06            $11.13        19,161     2020
                                                                 10.89             11.06         7,191     2019
                                                                 11.12             10.89         7,977     2018
                                                                 11.23             11.12         5,936     2017
                                                                 11.34             11.23         5,919     2016
                                                                 11.58             11.34        15,389     2015
                                                                 11.76             11.58        45,560     2014
                                                                 12.06             11.76        43,735     2013
                                                                 11.66             12.06        40,587     2012
                                                                 11.81             11.66        52,376     2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.38            $15.26        11,205     2020
                                                                 13.59             14.38        18,394     2019
                                                                 13.99             13.59        23,544     2018
                                                                 13.66             13.99        33,074     2017
                                                                 13.62             13.66        34,157     2016
                                                                 13.89             13.62        38,335     2015
                                                                 13.64             13.89        23,435     2014
                                                                 14.25             13.64        28,213     2013
                                                                 13.31             14.25        25,776     2012
                                                                 13.16             13.31        30,726     2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $35.26            $49.92            --     2020
                                                                 26.38             35.26            --     2019
                                                                 27.52             26.38            --     2018
                                                                 21.49             27.52            --     2017
                                                                 20.77             21.49            --     2016
                                                                 19.65             20.77            --     2015
                                                                 17.13             19.65            --     2014
                                                                 13.03             17.13            --     2013
                                                                 11.43             13.03            --     2012
                                                                 11.45             11.43            --     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.65            $12.18            --     2020
                                                                 10.99             11.65            --     2019
                                                                 11.42             10.99            --     2018
                                                                 11.32             11.42            --     2017
                                                                 11.26             11.32            --     2016
                                                                 11.58             11.26            --     2015
                                                                 11.28             11.58            --     2014
                                                                 11.71             11.28            --     2013
                                                                 11.35             11.71            --     2012
                                                                 10.84             11.35            --     2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $26.81            $34.98            --     2020
                                                                 19.99             26.81            --     2019
                                                                 21.03             19.99            --     2018
                                                                 16.78             21.03            --     2017
                                                                 16.77             16.78            --     2016
                                                                 16.63             16.77            --     2015
                                                                 14.93             16.63            --     2014
                                                                 11.33             14.93            --     2013
                                                                  9.60             11.33            --     2012
                                                                  9.79              9.60            --     2011
---------------------------------------------------------------------------------------------------------------

                                     B-166

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.99            $19.42          2,222    2020
                                                                17.04             20.99          2,549    2019
                                                                18.51             17.04          3,203    2018
                                                                17.91             18.51          3,568    2017
                                                                16.98             17.91          3,776    2016
                                                                16.63             16.98          4,192    2015
                                                                12.91             16.63          4,926    2014
                                                                12.89             12.91         10,030    2013
                                                                11.30             12.89          3,236    2012
                                                                10.53             11.30          3,741    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.80            $26.26             --    2020
                                                                17.82             22.80             --    2019
                                                                19.16             17.82             --    2018
                                                                16.14             19.16             --    2017
                                                                14.81             16.14             --    2016
                                                                15.01             14.81             --    2015
                                                                13.57             15.01             --    2014
                                                                10.53             13.57             --    2013
                                                                 9.32             10.53             --    2012
                                                                 9.38              9.32             --    2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $19.82            $22.17             --    2020
                                                                16.09             19.82             --    2019
                                                                18.25             16.09             --    2018
                                                                16.58             18.25             --    2017
                                                                13.72             16.58             --    2016
                                                                14.65             13.72             --    2015
                                                                14.46             14.65             --    2014
                                                                10.82             14.46             --    2013
                                                                 9.67             10.82             --    2012
                                                                 9.60              9.67             --    2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.73            $14.23        226,124    2020
                                                                12.17             13.73        242,370    2019
                                                                13.35             12.17        259,599    2018
                                                                11.86             13.35        282,834    2017
                                                                11.44             11.86        311,316    2016
                                                                11.88             11.44        340,359    2015
                                                                11.58             11.88        376,181    2014
                                                                10.34             11.58        458,197    2013
                                                                 9.44             10.34        498,105    2012
                                                                 9.97              9.44        530,925    2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $21.97            $26.31             --    2020
                                                                17.07             21.97             --    2019
                                                                18.10             17.07             --    2018
                                                                15.46             18.10             --    2017
                                                                14.48             15.46             --    2016
                                                                15.18             14.48             --    2015
                                                                13.78             15.18             --    2014
                                                                10.54             13.78             --    2013
                                                                 9.32             10.54             --    2012
                                                                 9.83              9.32             --    2011
--------------------------------------------------------------------------------------------------------------

                                     B-167

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.39            $27.24            --     2020
                                                             17.06             21.39            --     2019
                                                             18.53             17.06            --     2018
                                                             14.62             18.53            --     2017
                                                             14.79             14.62            --     2016
                                                             14.31             14.79            --     2015
                                                             13.73             14.31            --     2014
                                                             10.87             13.73            --     2013
                                                             10.07             10.87            --     2012
                                                             10.80             10.07            --     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $27.61            $41.94            --     2020
                                                             21.29             27.61            --     2019
                                                             22.06             21.29            --     2018
                                                             16.60             22.06            --     2017
                                                             17.22             16.60            --     2016
                                                             15.88             17.22            --     2015
                                                             14.84             15.88            --     2014
                                                             11.08             14.84            --     2013
                                                              9.81             11.08            --     2012
                                                             10.05              9.81            --     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 5.96            $ 6.51         6,739     2020
                                                              5.54              5.96        18,383     2019
                                                              6.95              5.54        20,039     2018
                                                              7.16              6.95        14,786     2017
                                                              5.87              7.16         9,085     2016
                                                              8.45              5.87         5,807     2015
                                                             10.79              8.45         4,870     2014
                                                             10.07             10.79         4,058     2013
                                                             10.62             10.07         4,112     2012
                                                             13.49             10.62            --     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $31.55            $44.12            --     2020
                                                             23.58             31.55            --     2019
                                                             24.08             23.58            --     2018
                                                             18.32             24.08            --     2017
                                                             18.66             18.32            --     2016
                                                             18.86             18.66            --     2015
                                                             18.59             18.86            --     2014
                                                             13.61             18.59            --     2013
                                                             11.58             13.61            --     2012
                                                             12.55             11.58            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-168

        Payment Optimizer Plus (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.81            $14.76         2,486     2020
                                                            11.95             13.81         2,753     2019
                                                            13.06             11.95        21,862     2018
                                                            11.55             13.06        23,068     2017
                                                            11.30             11.55        23,809     2016
                                                            11.41             11.30        23,547     2015
                                                            10.89             11.41        25,173     2014
                                                             9.58             10.89        28,704     2013
                                                             8.64              9.58        29,671     2012
                                                             9.11              8.64        30,990     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.82            $21.52            --     2020
                                                            12.46             15.82            --     2019
                                                            14.16             12.46            --     2018
                                                            10.62             14.16            --     2017
                                                            10.96             10.62            --     2016
                                                            10.91             10.96            --     2015
                                                            10.65             10.91            --     2014
                                                             8.86             10.65            --     2013
                                                             8.00              8.86            --     2012
                                                            10.68              8.00            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.81            $19.85            --     2020
                                                            16.39             19.81            --     2019
                                                            17.80             16.39            --     2018
                                                            15.34             17.80            --     2017
                                                            14.12             15.34            --     2016
                                                            14.24             14.12            --     2015
                                                            13.32             14.24            --     2014
                                                            10.12             13.32            --     2013
                                                             8.83             10.12            --     2012
                                                             8.51              8.83            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.97            $ 6.97        19,342     2020
                                                             6.10              6.97        29,369     2019
                                                             8.10              6.10        32,700     2018
                                                             6.62              8.10        30,409     2017
                                                             6.83              6.62        89,911     2016
                                                             6.81              6.83        66,428     2015
                                                             7.45              6.81        62,695     2014
                                                             6.21              7.45        48,100     2013
                                                             5.56              6.21        96,895     2012
                                                             7.05              5.56        95,560     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $27.35            $36.16            --     2020
                                                            20.82             27.35            --     2019
                                                            20.80             20.82            --     2018
                                                            16.15             20.80            --     2017
                                                            16.14             16.15            --     2016
                                                            14.88             16.14            --     2015
                                                            13.37             14.88            --     2014
                                                             9.98             13.37            --     2013
                                                             8.74              9.98            --     2012
                                                             9.29              8.74            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-169

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                       $26.90            $40.42         3,327     2020
                                                                                  20.22             26.90            --     2019
                                                                                  20.91             20.22            --     2018
                                                                                  15.98             20.91            --     2017
                                                                                  15.38             15.98            --     2016
                                                                                  15.97             15.38            --     2015
                                                                                  16.68             15.97        13,768     2014
                                                                                  11.73             16.68            --     2013
                                                                                  10.46             11.73            --     2012
                                                                                  10.26             10.46            --     2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $20.17            $26.87            --     2020
                                                                                  15.18             20.17            --     2019
                                                                                  16.51             15.18            --     2018
                                                                                  13.34             16.51            --     2017
                                                                                  13.98             13.34            --     2016
                                                                                  13.84             13.98            --     2015
                                                                                  12.29             13.84            --     2014
                                                                                   9.71             12.29            --     2013
                                                                                   8.73              9.71            --     2012
                                                                                   9.05              8.73            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund --                         $11.25            $12.61         7,668     2020
   Series II Shares                                                                9.81             11.25         8,473     2019
                                                                                  10.62              9.81        10,844     2018
                                                                                   9.97             10.62        11,692     2017
                                                                                   9.71              9.97        12,237     2016
                                                                                   9.87              9.71        13,001     2015
                                                                                   9.35              9.87        14,302     2014
                                                                                   8.47              9.35        15,492     2013
                                                                                   7.73              8.47        16,196     2012
                                                                                   7.87              7.73        17,324     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                      $19.80            $27.16            --     2020
   Series II Shares                                                               14.56             19.80            --     2019
                                                                                  15.89             14.56            --     2018
                                                                                  12.65             15.89            --     2017
                                                                                  12.67             12.65            --     2016
                                                                                  12.18             12.67            --     2015
                                                                                  11.81             12.18            --     2014
                                                                                   8.90             11.81            --     2013
                                                                                   7.83              8.90            --     2012
                                                                                   7.94              7.83            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                       $18.60            $23.17        29,123     2020
                                                                                  14.47             18.60         7,318     2019
                                                                                  17.09             14.47         9,252     2018
                                                                                  12.82             17.09        19,105     2017
                                                                                  13.12             12.82        19,772     2016
                                                                                  12.94             13.12        27,614     2015
                                                                                  12.97             12.94        33,164     2014
                                                                                  10.44             12.97        27,650     2013
                                                                                   8.83             10.44        33,992     2012
                                                                                   9.87              8.83        44,932     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-170

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $20.71            $23.03             --    2020
                                                                            16.08             20.71         42,883    2019
                                                                            17.89             16.08         53,626    2018
                                                                            15.68             17.89         45,311    2017
                                                                            14.41             15.68         54,081    2016
                                                                            14.29             14.41         37,655    2015
                                                                            13.23             14.29         45,530    2014
                                                                            10.29             13.23         54,112    2013
                                                                             9.03             10.29         68,584    2012
                                                                             9.26              9.03        177,904    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $19.61            $22.94          5,855    2020
   Series II Shares                                                         15.89             19.61          6,966    2019
                                                                            18.17             15.89          8,285    2018
                                                                            16.31             18.17         13,377    2017
                                                                            14.17             16.31         15,682    2016
                                                                            15.43             14.17         25,409    2015
                                                                            14.13             15.43         28,521    2014
                                                                            10.27             14.13         50,739    2013
                                                                             8.93             10.27         69,600    2012
                                                                             9.35              8.93         89,646    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.51            $31.34             --    2020
                                                                            16.83             22.51             --    2019
                                                                            17.86             16.83             --    2018
                                                                            14.34             17.86             --    2017
                                                                            14.34             14.34             --    2016
                                                                            13.96             14.34             --    2015
                                                                            13.16             13.96             --    2014
                                                                             9.60             13.16             --    2013
                                                                            10.00              9.60             --    2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $24.02            $33.36             --    2020
                                                                            18.00             24.02             --    2019
                                                                            19.16             18.00             --    2018
                                                                            15.42             19.16             --    2017
                                                                            15.45             15.42             --    2016
                                                                            15.08             15.45             --    2015
                                                                            14.26             15.08             --    2014
                                                                            10.43             14.26             --    2013
                                                                             9.40             10.43             --    2012
                                                                            10.27              9.40             --    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $18.52            $17.91             --    2020
                                                                            15.15             18.52             --    2019
                                                                            17.68             15.15             --    2018
                                                                            15.38             17.68             --    2017
                                                                            13.44             15.38         32,930    2016
                                                                            14.65             13.44             --    2015
                                                                            13.73             14.65             --    2014
                                                                            10.35             13.73             --    2013
                                                                             8.90             10.35             --    2012
                                                                             9.29              8.90            417    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-171

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.69            $20.81            --     2020
                                                                      14.81             18.69        47,541     2019
                                                                      16.72             14.81        58,150     2018
                                                                      15.11             16.72        48,826     2017
                                                                      14.01             15.11        50,303     2016
                                                                      15.20             14.01            --     2015
                                                                      14.37             15.20            --     2014
                                                                      11.37             14.37            --     2013
                                                                      10.21             11.37            --     2012
                                                                      10.44             10.21            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.95            $17.11         7,060     2020
                                                                      13.59             15.95         7,669     2019
                                                                      15.40             13.59         8,318     2018
                                                                      14.21             15.40         8,969     2017
                                                                      12.65             14.21        10,037     2016
                                                                      13.28             12.65        10,719     2015
                                                                      12.49             13.28         5,976     2014
                                                                      10.22             12.49         6,667     2013
                                                                       9.30             10.22         7,615     2012
                                                                       9.63              9.30         8,804     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $13.97            $15.54            --     2020
                                                                      11.14             13.97        19,549     2019
                                                                      13.44             11.14        24,199     2018
                                                                      11.19             13.44        24,434     2017
                                                                      11.53             11.19        15,315     2016
                                                                      12.10             11.53        39,184     2015
                                                                      12.36             12.10        26,803     2014
                                                                      10.65             12.36        29,022     2013
                                                                       9.45             10.65        33,312     2012
                                                                      10.38              9.45        28,466     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.74            $13.13            --     2020
                                                                      10.01             12.74            --     2019
                                                                      12.69             10.01            --     2018
                                                                      11.07             12.69            --     2017
                                                                       9.60             11.07            --     2016
                                                                      10.99              9.60            --     2015
                                                                      10.56             10.99            --     2014
                                                                       8.10             10.56            --     2013
                                                                       7.04              8.10            --     2012
                                                                       7.45              7.04            --     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.01            $12.87        10,338     2020
                                                                      11.28             12.01        28,100     2019
                                                                      11.87             11.28        30,065     2018
                                                                      11.70             11.87        27,546     2017
                                                                      11.46             11.70        29,192     2016
                                                                      12.02             11.46         7,894     2015
                                                                      11.89             12.02        44,950     2014
                                                                      13.29             11.89        48,540     2013
                                                                      12.65             13.29        43,879     2012
                                                                      11.58             12.65        52,137     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-172

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.75            $21.95             --    2020
                                                                               14.90             18.75             --    2019
                                                                               16.33             14.90             --    2018
                                                                               14.67             16.33             --    2017
                                                                               12.15             14.67             --    2016
                                                                               13.33             12.15             --    2015
                                                                               12.97             13.33             --    2014
                                                                                9.33             12.97             --    2013
                                                                                8.43              9.33             --    2012
                                                                                8.85              8.43             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.74            $17.89             --    2020
                                                                               14.68             17.74         11,583    2019
                                                                               16.34             14.68         13,539    2018
                                                                               15.47             16.34         14,939    2017
                                                                               13.44             15.47         27,205    2016
                                                                               14.64             13.44             --    2015
                                                                               13.65             14.64             --    2014
                                                                               10.14             13.65             --    2013
                                                                                9.11             10.14             --    2012
                                                                                9.58              9.11             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $15.29            $18.05        133,612    2020
                                                                               13.28             15.29        173,414    2019
                                                                               14.69             13.28        190,567    2018
                                                                               13.21             14.69        277,999    2017
                                                                               13.01             13.21        318,970    2016
                                                                               13.44             13.01        363,311    2015
                                                                               13.48             13.44        366,536    2014
                                                                               12.05             13.48        424,292    2013
                                                                               11.20             12.05        458,490    2012
                                                                               11.89             11.20        537,036    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $24.29            $34.07             --    2020
                                                                               18.77             24.29             --    2019
                                                                               18.68             18.77             --    2018
                                                                               14.78             18.68             --    2017
                                                                               14.05             14.78             --    2016
                                                                               14.01             14.05             --    2015
                                                                               12.57             14.01             --    2014
                                                                                9.62             12.57             --    2013
                                                                                8.57              9.62             --    2012
                                                                                8.56              8.57             --    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.64            $21.47         43,501    2020
                                                                               12.91             16.64         12,324    2019
                                                                               13.53             12.91         15,504    2018
                                                                               10.40             13.53         29,981    2017
                                                                               10.00             10.40             --    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.97            $12.73             --    2020
                                                                                9.78             11.97             --    2019
                                                                               12.02              9.78             --    2018
                                                                                9.66             12.02             --    2017
                                                                               10.00              9.66             --    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-173

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.23            $12.20         10,878    2020
                                                                       11.67             12.23         22,163    2019
                                                                       11.95             11.67         28,697    2018
                                                                       11.81             11.95         13,597    2017
                                                                       11.08             11.81         14,409    2016
                                                                       11.45             11.08         16,337    2015
                                                                       11.64             11.45         37,873    2014
                                                                       11.46             11.64         39,945    2013
                                                                       10.92             11.46         30,694    2012
                                                                       10.88             10.92            300    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $18.04            $18.60             --    2020
                                                                       16.16             18.04             --    2019
                                                                       17.11             16.16             --    2018
                                                                       16.42             17.11             --    2017
                                                                       14.66             16.42             --    2016
                                                                       15.40             14.66             --    2015
                                                                       15.38             15.40             --    2014
                                                                       14.73             15.38             --    2013
                                                                       13.18             14.73             --    2012
                                                                       12.84             13.18             --    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $24.75            $31.10          4,211    2020
                                                                       18.95             24.75             --    2019
                                                                       18.71             18.95             --    2018
                                                                       14.95             18.71             --    2017
                                                                       14.78             14.95             --    2016
                                                                       14.24             14.78             --    2015
                                                                       13.30             14.24             --    2014
                                                                        9.74             13.30             --    2013
                                                                        8.51              9.74             --    2012
                                                                       10.06              8.51         46,636    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.42            $23.19         44,994    2020
                                                                       16.00             19.42         49,433    2019
                                                                       17.12             16.00         58,911    2018
                                                                       15.07             17.12         63,507    2017
                                                                       14.40             15.07         68,498    2016
                                                                       14.68             14.40         73,001    2015
                                                                       13.64             14.68         78,849    2014
                                                                       11.69             13.64         89,522    2013
                                                                       10.41             11.69         95,907    2012
                                                                       11.07             10.41        105,243    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $21.72            $27.66             --    2020
                                                                       16.92             21.72          9,443    2019
                                                                       18.53             16.92         11,892    2018
                                                                       15.58             18.53         21,940    2017
                                                                       14.79             15.58         16,276    2016
                                                                       15.06             14.79         73,313    2015
                                                                       13.79             15.06         86,666    2014
                                                                       10.77             13.79        112,273    2013
                                                                        9.48             10.77        141,746    2012
                                                                        9.97              9.48            384    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-174

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.83            $28.47            --     2020
                                                                         17.20             21.83            --     2019
                                                                         18.54             17.20            --     2018
                                                                         15.35             18.54            --     2017
                                                                         15.29             15.35            --     2016
                                                                         15.48             15.29            --     2015
                                                                         14.30             15.48            --     2014
                                                                         10.58             14.30            --     2013
                                                                          8.85             10.58            --     2012
                                                                          9.30              8.85            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.14            $17.84        52,856     2020
                                                                         13.79             17.14        11,956     2019
                                                                         15.41             13.79        14,504     2018
                                                                         13.99             15.41        15,857     2017
                                                                         12.15             13.99            --     2016
                                                                         12.97             12.15        37,361     2015
                                                                         12.23             12.97        41,860     2014
                                                                          9.78             12.23        58,220     2013
                                                                          8.55              9.78        71,939     2012
                                                                          8.68              8.55           336     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.37            $21.44            --     2020
                                                                         16.06             20.37            --     2019
                                                                         18.09             16.06            --     2018
                                                                         15.86             18.09            --     2017
                                                                         14.00             15.86            --     2016
                                                                         14.69             14.00            --     2015
                                                                         13.63             14.69            --     2014
                                                                         10.46             13.63            --     2013
                                                                          9.04             10.46            --     2012
                                                                          9.12              9.04            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.31            $51.51        13,073     2020
                                                                         22.78             31.31            --     2019
                                                                         20.76             22.78            --     2018
                                                                         15.82             20.76            --     2017
                                                                         16.17             15.82            --     2016
                                                                         15.69             16.17        27,983     2015
                                                                         14.33             15.69        13,883     2014
                                                                         10.65             14.33        16,630     2013
                                                                         10.00             10.65        22,026     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $26.62            $37.38            --     2020
                                                                         20.32             26.62            --     2019
                                                                         20.87             20.32            --     2018
                                                                         15.83             20.87            --     2017
                                                                         16.09             15.83            --     2016
                                                                         15.39             16.09            --     2015
                                                                         14.18             15.39            --     2014
                                                                         10.66             14.18            --     2013
                                                                          9.53             10.66            --     2012
                                                                          9.74              9.53            --     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-175

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.63            $13.48         49,265    2020
                                                                  11.80             12.63         53,424    2019
                                                                  12.16             11.80         57,783    2018
                                                                  11.96             12.16         93,626    2017
                                                                  11.70             11.96         99,862    2016
                                                                  12.07             11.70         92,732    2015
                                                                  11.68             12.07         62,943    2014
                                                                  12.20             11.68         79,216    2013
                                                                  11.81             12.20         86,291    2012
                                                                  11.28             11.81            299    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.80            $21.67             --    2020
                                                                  15.60             18.80         18,172    2019
                                                                  18.72             15.60         21,125    2018
                                                                  15.88             18.72         21,832    2017
                                                                  14.51             15.88         26,554    2016
                                                                  15.08             14.51         24,762    2015
                                                                  14.54             15.08         50,706    2014
                                                                  10.94             14.54         49,351    2013
                                                                   9.77             10.94         64,818    2012
                                                                  11.20              9.77            151    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $18.02            $19.04             --    2020
                                                                  13.74             18.02             --    2019
                                                                  17.03             13.74             --    2018
                                                                  14.62             17.03             --    2017
                                                                  13.68             14.62             --    2016
                                                                  14.45             13.68             --    2015
                                                                  13.87             14.45             --    2014
                                                                  10.90             13.87             --    2013
                                                                   8.77             10.90             --    2012
                                                                   9.86              8.77             --    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.98            $14.18         49,353    2020
                                                                  11.07             12.98         66,703    2019
                                                                  12.53             11.07         79,588    2018
                                                                  11.44             12.53         88,699    2017
                                                                  10.34             11.44        109,343    2016
                                                                  11.27             10.34        123,823    2015
                                                                  11.20             11.27        138,320    2014
                                                                   9.26             11.20        167,154    2013
                                                                   8.21              9.26        209,836    2012
                                                                   8.52              8.21        236,996    2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $16.38            $16.13        114,673    2020
                                                                  14.43             16.38        124,209    2019
                                                                  15.42             14.43        138,087    2018
                                                                  14.37             15.42        184,143    2017
                                                                  12.89             14.37        233,502    2016
                                                                  14.18             12.89        277,212    2015
                                                                  13.86             14.18        309,641    2014
                                                                  12.44             13.86        352,934    2013
                                                                  11.29             12.44        395,634    2012
                                                                  11.27             11.29        482,460    2011
----------------------------------------------------------------------------------------------------------------

                                     B-176

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.36            $14.26             --    2020
                                                                        12.81             15.36             --    2019
                                                                        14.41             12.81             --    2018
                                                                        13.59             14.41             --    2017
                                                                        11.98             13.59             --    2016
                                                                        12.88             11.98             --    2015
                                                                        12.30             12.88             --    2014
                                                                         9.80             12.30             --    2013
                                                                         8.77              9.80             --    2012
                                                                         9.06              8.77         45,856    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.67            $12.08             --    2020
                                                                        10.37             11.67             --    2019
                                                                        12.45             10.37             --    2018
                                                                        10.74             12.45             --    2017
                                                                        10.02             10.74             --    2016
                                                                        10.95             10.02             --    2015
                                                                        11.52             10.95             --    2014
                                                                         9.01             11.52             --    2013
                                                                         7.61              9.01             --    2012
                                                                         8.36              7.61             --    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.82            $ 8.65             --    2020
                                                                         8.85              8.82             --    2019
                                                                         8.92              8.85             --    2018
                                                                         9.07              8.92             --    2017
                                                                         9.27              9.07             --    2016
                                                                         9.48              9.27          4,656    2015
                                                                         9.69              9.48             --    2014
                                                                         9.91              9.69            773    2013
                                                                        10.00              9.91         18,430    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.41            $24.99         64,325    2020
                                                                        18.74             22.41         68,906    2019
                                                                        19.08             18.74         78,346    2018
                                                                        16.51             19.08         85,458    2017
                                                                        16.18             16.51         79,457    2016
                                                                        16.48             16.18         85,724    2015
                                                                        15.57             16.48         90,122    2014
                                                                        13.29             15.57         96,616    2013
                                                                        11.98             13.29        103,252    2012
                                                                        12.09             11.98        116,812    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $31.18            $42.40             --    2020
                                                                        23.30             31.18             --    2019
                                                                        23.42             23.30             --    2018
                                                                        18.42             23.42             --    2017
                                                                        18.48             18.42         13,731    2016
                                                                        16.88             18.48         14,680    2015
                                                                        15.91             16.88         19,376    2014
                                                                        12.43             15.91         22,524    2013
                                                                        10.26             12.43         28,428    2012
                                                                        11.27             10.26         26,095    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-177

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.59            $24.85            --     2020
                                                                        17.69             21.59            --     2019
                                                                        19.79             17.69            --     2018
                                                                        17.44             19.79            --     2017
                                                                        17.67             17.44            --     2016
                                                                        18.42             17.67            --     2015
                                                                        15.69             18.42            --     2014
                                                                        10.89             15.69            --     2013
                                                                         9.40             10.89            --     2012
                                                                         9.40              9.40            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.46            $20.46         2,765     2020
                                                                        15.14             19.46         3,087     2019
                                                                        16.30             15.14         4,524     2018
                                                                        14.00             16.30         5,078     2017
                                                                        12.47             14.00         5,770     2016
                                                                        13.34             12.47         6,431     2015
                                                                        12.02             13.34         6,986     2014
                                                                         9.78             12.02         7,894     2013
                                                                         8.77              9.78        12,501     2012
                                                                         8.32              8.77        13,892     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.13            $13.52            --     2020
                                                                        10.42             13.13            --     2019
                                                                        11.69             10.42            --     2018
                                                                        10.41             11.69            --     2017
                                                                         9.42             10.41            --     2016
                                                                         9.92              9.42            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.85            $25.39            --     2020
                                                                        17.80             22.85            --     2019
                                                                        19.31             17.80            --     2018
                                                                        16.05             19.31            --     2017
                                                                        15.15             16.05            --     2016
                                                                        15.49             15.15            --     2015
                                                                        14.31             15.49            --     2014
                                                                        11.11             14.31            --     2013
                                                                         9.56             11.11            --     2012
                                                                        10.01              9.56            --     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.51            $17.68         8,400     2020
                                                                        14.05             16.51         9,256     2019
                                                                        15.27             14.05        12,011     2018
                                                                        13.93             15.27        13,429     2017
                                                                        13.09             13.93        16,690     2016
                                                                        13.46             13.09        18,697     2015
                                                                        12.72             13.46        20,926     2014
                                                                        10.95             12.72        23,460     2013
                                                                        10.10             10.95        27,536     2012
                                                                        10.16             10.10        42,545     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-178

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $24.23            $25.03            --     2020
                                                                              19.85             24.23            --     2019
                                                                              20.14             19.85            --     2018
                                                                              17.99             20.14            --     2017
                                                                              16.53             17.99            --     2016
                                                                              19.83             16.53            --     2015
                                                                              18.03             19.83            --     2014
                                                                              15.33             18.03            --     2013
                                                                              13.85             15.33            --     2012
                                                                              13.30             13.85            --     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.84            $20.13            --     2020
   Service Class Shares                                                       12.34             16.84            --     2019
                                                                              12.54             12.34            --     2018
                                                                              10.01             12.54            --     2017
                                                                               9.67             10.01            --     2016
                                                                              10.00              9.67            --     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.98            $14.76            --     2020
                                                                              12.79             13.98            --     2019
                                                                              13.84             12.79            --     2018
                                                                              12.48             13.84            --     2017
                                                                              11.30             12.48            --     2016
                                                                              12.72             11.30            --     2015
                                                                              12.95             12.72            --     2014
                                                                              13.23             12.95            --     2013
                                                                              11.78             13.23            --     2012
                                                                              11.82             11.78            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.96            $17.54         7,594     2020
                                                                              15.12             16.96        15,990     2019
                                                                              15.88             15.12        13,321     2018
                                                                              15.23             15.88        10,232     2017
                                                                              13.85             15.23        11,231     2016
                                                                              14.39             13.85        32,830     2015
                                                                              14.24             14.39        22,720     2014
                                                                              13.77             14.24        16,350     2013
                                                                              12.32             13.77        17,056     2012
                                                                              12.19             12.32        32,467     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.78            $21.56        18,470     2020
                                                                              16.95             18.78        14,160     2019
                                                                              17.75             16.95        12,206     2018
                                                                              16.66             17.75         9,204     2017
                                                                              16.92             16.66        10,283     2016
                                                                              17.54             16.92            --     2015
                                                                              14.46             17.54            --     2014
                                                                              16.99             14.46            --     2013
                                                                              16.63             16.99            --     2012
                                                                              13.30             16.63           255     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-179

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.30            $11.38         58,121    2020
                                                                 11.10             11.30         17,927    2019
                                                                 11.32             11.10         18,352    2018
                                                                 11.42             11.32         14,355    2017
                                                                 11.51             11.42         14,914    2016
                                                                 11.73             11.51         39,344    2015
                                                                 11.90             11.73        119,838    2014
                                                                 12.18             11.90        116,887    2013
                                                                 11.77             12.18        115,379    2012
                                                                 11.90             11.77        136,470    2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.69            $15.60         33,998    2020
                                                                 13.86             14.69         45,903    2019
                                                                 14.25             13.86         54,149    2018
                                                                 13.88             14.25         80,012    2017
                                                                 13.83             13.88         86,136    2016
                                                                 14.07             13.83         98,092    2015
                                                                 13.80             14.07         61,588    2014
                                                                 14.39             13.80         75,440    2013
                                                                 13.43             14.39         73,285    2012
                                                                 13.25             13.43         99,180    2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $36.01            $51.05             --    2020
                                                                 26.90             36.01             --    2019
                                                                 28.02             26.90             --    2018
                                                                 21.85             28.02             --    2017
                                                                 21.08             21.85             --    2016
                                                                 19.91             21.08             --    2015
                                                                 17.33             19.91             --    2014
                                                                 13.17             17.33             --    2013
                                                                 11.53             13.17             --    2012
                                                                 11.54             11.53             --    2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.90            $12.46             --    2020
                                                                 11.20             11.90             --    2019
                                                                 11.62             11.20             --    2018
                                                                 11.51             11.62             --    2017
                                                                 11.43             11.51             --    2016
                                                                 11.73             11.43             --    2015
                                                                 11.41             11.73             --    2014
                                                                 11.83             11.41             --    2013
                                                                 11.44             11.83             --    2012
                                                                 10.91             11.44             --    2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $27.38            $35.77             --    2020
                                                                 20.38             27.38             --    2019
                                                                 21.41             20.38             --    2018
                                                                 17.06             21.41             --    2017
                                                                 17.02             17.06             --    2016
                                                                 16.85             17.02             --    2015
                                                                 15.11             16.85             --    2014
                                                                 11.45             15.11             --    2013
                                                                  9.69             11.45             --    2012
                                                                  9.86              9.69             --    2011
---------------------------------------------------------------------------------------------------------------

                                     B-180

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $21.44            $19.87          6,763    2020
                                                                17.37             21.44          6,391    2019
                                                                18.84             17.37          7,552    2018
                                                                18.20             18.84          8,649    2017
                                                                17.23             18.20          9,543    2016
                                                                16.85             17.23         10,709    2015
                                                                13.06             16.85         12,952    2014
                                                                13.02             13.06         26,745    2013
                                                                11.40             13.02          9,160    2012
                                                                10.61             11.40         11,982    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $23.29            $26.86             --    2020
                                                                18.17             23.29             --    2019
                                                                19.50             18.17             --    2018
                                                                16.41             19.50             --    2017
                                                                15.03             16.41             --    2016
                                                                15.21             15.03             --    2015
                                                                13.73             15.21             --    2014
                                                                10.64             13.73             --    2013
                                                                 9.40             10.64             --    2012
                                                                 9.45              9.40            233    2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.24            $22.67             --    2020
                                                                16.41             20.24             --    2019
                                                                18.58             16.41             --    2018
                                                                16.86             18.58             --    2017
                                                                13.92             16.86             --    2016
                                                                14.85             13.92             --    2015
                                                                14.63             14.85             --    2014
                                                                10.93             14.63             --    2013
                                                                 9.75             10.93             --    2012
                                                                 9.67              9.75             --    2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $14.02            $14.56        213,750    2020
                                                                12.41             14.02        243,806    2019
                                                                13.59             12.41        281,283    2018
                                                                12.05             13.59        370,297    2017
                                                                11.62             12.05        437,686    2016
                                                                12.04             11.62        491,182    2015
                                                                11.72             12.04        585,736    2014
                                                                10.45             11.72        689,333    2013
                                                                 9.52             10.45        825,240    2012
                                                                10.04              9.52        972,620    2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $22.43            $26.91             --    2020
                                                                17.41             22.43             --    2019
                                                                18.43             17.41             --    2018
                                                                15.71             18.43             --    2017
                                                                14.70             15.71             --    2016
                                                                15.38             14.70             --    2015
                                                                13.95             15.38             --    2014
                                                                10.65             13.95             --    2013
                                                                 9.40             10.65             --    2012
                                                                 9.90              9.40             --    2011
--------------------------------------------------------------------------------------------------------------

                                     B-181

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.84            $27.86            --     2020
                                                             17.39             21.84            --     2019
                                                             18.86             17.39            --     2018
                                                             14.87             18.86            --     2017
                                                             15.01             14.87            --     2016
                                                             14.50             15.01            --     2015
                                                             13.90             14.50            --     2014
                                                             10.99             13.90            --     2013
                                                             10.15             10.99            --     2012
                                                             10.87             10.15           275     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $28.19            $42.90            --     2020
                                                             21.70             28.19            --     2019
                                                             22.46             21.70            --     2018
                                                             16.87             22.46            --     2017
                                                             17.47             16.87            --     2016
                                                             16.09             17.47            --     2015
                                                             15.01             16.09            --     2014
                                                             11.20             15.01            --     2013
                                                              9.89             11.20            --     2012
                                                             10.12              9.89            --     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.09            $ 6.66        20,310     2020
                                                              5.65              6.09        45,279     2019
                                                              7.08              5.65        47,177     2018
                                                              7.28              7.08        35,563     2017
                                                              5.96              7.28        22,932     2016
                                                              8.57              5.96        14,847     2015
                                                             10.92              8.57        12,786     2014
                                                             10.17             10.92        10,825     2013
                                                             10.72             10.17        11,633     2012
                                                             13.59             10.72            59     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.01            $44.83            --     2020
                                                             23.89             32.01            --     2019
                                                             24.36             23.89            --     2018
                                                             18.50             24.36            --     2017
                                                             18.82             18.50            --     2016
                                                             18.99             18.82            --     2015
                                                             18.69             18.99            --     2014
                                                             13.66             18.69            --     2013
                                                             11.61             13.66            --     2012
                                                             12.56             11.61            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-182

                    Principal Protection Advantage Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.99            $14.96            --     2020
                                                            12.09             13.99            --     2019
                                                            13.20             12.09            --     2018
                                                            11.66             13.20            --     2017
                                                            11.40             11.66            --     2016
                                                            11.50             11.40            --     2015
                                                            10.96             11.50            --     2014
                                                             9.63             10.96            --     2013
                                                             8.68              9.63            --     2012
                                                             9.14              8.68            --     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $18.65            $25.39            --     2020
                                                            14.68             18.65            --     2019
                                                            16.65             14.68            --     2018
                                                            12.48             16.65            --     2017
                                                            12.86             12.48            --     2016
                                                            12.80             12.86            --     2015
                                                            12.47             12.80            --     2014
                                                            10.36             12.47            --     2013
                                                             9.35             10.36            --     2012
                                                            12.47              9.35            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $23.07            $23.15           517     2020
                                                            19.07             23.07           494     2019
                                                            20.69             19.07           531     2018
                                                            17.82             20.69           523     2017
                                                            16.38             17.82           560     2016
                                                            16.50             16.38           779     2015
                                                            15.42             16.50           794     2014
                                                            11.70             15.42         1,509     2013
                                                            10.20             11.70         3,712     2012
                                                             9.82             10.20         5,561     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.06            $10.07         3,790     2020
                                                             8.80             10.06         4,465     2019
                                                            11.67              8.80         4,557     2018
                                                             9.53             11.67         3,851     2017
                                                             9.81              9.53        10,058     2016
                                                             9.79              9.81         8,137     2015
                                                            10.69              9.79         8,232     2014
                                                             8.90             10.69         7,596     2013
                                                             7.96              8.90        17,301     2012
                                                            10.09              7.96        23,229     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $33.50            $44.33            --     2020
                                                            25.47             33.50            --     2019
                                                            25.43             25.47            --     2018
                                                            19.72             25.43            --     2017
                                                            19.68             19.72            --     2016
                                                            18.14             19.68            --     2015
                                                            16.27             18.14            --     2014
                                                            12.13             16.27            --     2013
                                                            10.62             12.13            --     2012
                                                            11.27             10.62            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-183

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.27            $41.03           483     2020
                                                                                   20.48             27.27            --     2019
                                                                                   21.16             20.48            --     2018
                                                                                   16.16             21.16            --     2017
                                                                                   15.54             16.16            --     2016
                                                                                   16.12             15.54            --     2015
                                                                                   16.81             16.12         1,944     2014
                                                                                   11.81             16.81            --     2013
                                                                                   10.52             11.81            --     2012
                                                                                   10.31             10.52            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $23.22            $30.98            --     2020
                                                                                   17.46             23.22            --     2019
                                                                                   18.97             17.46            --     2018
                                                                                   15.32             18.97            --     2017
                                                                                   16.03             15.32            --     2016
                                                                                   15.86             16.03            --     2015
                                                                                   14.07             15.86            --     2014
                                                                                   11.10             14.07            --     2013
                                                                                    9.97             11.10            --     2012
                                                                                   10.32              9.97            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $12.72            $14.27         1,130     2020
                                                                                   11.09             12.72         1,262     2019
                                                                                   11.99             11.09         7,560     2018
                                                                                   11.24             11.99        15,591     2017
                                                                                   10.94             11.24        20,483     2016
                                                                                   11.11             10.94        30,145     2015
                                                                                   10.51             11.11        37,313     2014
                                                                                    9.51             10.51        39,675     2013
                                                                                    8.67              9.51        45,087     2012
                                                                                    8.82              8.67        55,086     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $25.92            $35.59            --     2020
   Series II Shares                                                                19.05             25.92            --     2019
                                                                                   20.77             19.05            --     2018
                                                                                   16.51             20.77            --     2017
                                                                                   16.52             16.51            --     2016
                                                                                   15.87             16.52            --     2015
                                                                                   15.36             15.87            --     2014
                                                                                   11.57             15.36            --     2013
                                                                                   10.17             11.57            --     2012
                                                                                   10.31             10.17            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $26.49            $33.02         3,032     2020
                                                                                   20.58             26.49           710     2019
                                                                                   24.28             20.58           831     2018
                                                                                   18.19             24.28         1,573     2017
                                                                                   18.61             18.19         1,905     2016
                                                                                   18.33             18.61         2,804     2015
                                                                                   18.35             18.33         3,504     2014
                                                                                   14.76             18.35         3,003     2013
                                                                                   12.46             14.76         4,920     2012
                                                                                   13.92             12.46         8,674     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-184

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $24.65            $27.43            --
                                                                                      19.11             24.65         4,968
                                                                                      21.24             19.11         5,801
                                                                                      18.60             21.24         4,476
                                                                                      17.07             18.60         6,220
                                                                                      16.91             17.07         4,719
                                                                                      15.65             16.91         5,900
                                                                                      12.16             15.65         7,593
                                                                                      10.65             12.16        13,362
                                                                                      10.91             10.65        40,444
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $28.38            $33.24         1,153
                                                                                      22.98             28.38         1,274
                                                                                      26.24             22.98         1,386
                                                                                      23.53             26.24         1,715
                                                                                      20.43             23.53         2,139
                                                                                      22.22             20.43         3,195
                                                                                      20.33             22.22         3,612
                                                                                      14.76             20.33         6,006
                                                                                      12.82             14.76        11,401
                                                                                      13.41             12.82        18,465
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.69            $31.62            --
                                                                                      16.95             22.69            --
                                                                                      17.96             16.95            --
                                                                                      14.41             17.96            --
                                                                                      14.39             14.41            --
                                                                                      14.00             14.39            --
                                                                                      13.19             14.00            --
                                                                                       9.61             13.19            --
                                                                                      10.00              9.61            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $29.02            $40.34            --
                                                                                      21.73             29.02            --
                                                                                      23.09             21.73            --
                                                                                      18.57             23.09            --
                                                                                      18.59             18.57            --
                                                                                      18.13             18.59            --
                                                                                      17.12             18.13            --
                                                                                      12.51             17.12            --
                                                                                      11.27             12.51            --
                                                                                      12.29             11.27            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $22.52            $21.81           946
                                                                                      18.41             22.52           871
                                                                                      21.47             18.41           923
                                                                                      18.65             21.47           905
                                                                                      16.28             18.65         4,703
                                                                                      17.73             16.28         1,140
                                                                                      16.60             17.73         1,355
                                                                                      12.50             16.60         1,995
                                                                                      10.73             12.50         3,155
                                                                                      11.20             10.73         5,173
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-185

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.95            $21.12           256     2020
                                                                      15.01             18.95         6,733     2019
                                                                      16.92             15.01         7,676     2018
                                                                      15.27             16.92         5,939     2017
                                                                      14.15             15.27         7,098     2016
                                                                      15.33             14.15           311     2015
                                                                      14.48             15.33           294     2014
                                                                      11.45             14.48           311     2013
                                                                      10.27             11.45           350     2012
                                                                      10.49             10.27           358     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.16            $17.35            --     2020
                                                                      13.76             16.16            --     2019
                                                                      15.57             13.76            --     2018
                                                                      14.35             15.57            --     2017
                                                                      12.77             14.35            --     2016
                                                                      13.39             12.77            --     2015
                                                                      12.57             13.39            --     2014
                                                                      10.28             12.57            --     2013
                                                                       9.35             10.28            --     2012
                                                                       9.67              9.35           350     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $19.76            $22.00           851     2020
                                                                      15.74             19.76         2,770     2019
                                                                      18.96             15.74         3,144     2018
                                                                      15.78             18.96         2,897     2017
                                                                      16.23             15.78         2,440     2016
                                                                      17.02             16.23         4,861     2015
                                                                      17.37             17.02         3,791     2014
                                                                      14.95             17.37         3,964     2013
                                                                      13.25             14.95         5,554     2012
                                                                      14.55             13.25         6,404     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $14.97            $15.44           165     2020
                                                                      11.75             14.97           155     2019
                                                                      14.89             11.75           162     2018
                                                                      12.97             14.89           146     2017
                                                                      11.23             12.97         1,653     2016
                                                                      12.84             11.23         1,844     2015
                                                                      12.33             12.84         1,692     2014
                                                                       9.45             12.33         1,729     2013
                                                                       8.21              9.45         1,968     2012
                                                                       8.68              8.21         2,054     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.84            $12.70         1,627     2020
                                                                      11.11             11.84         4,013     2019
                                                                      11.67             11.11         3,920     2018
                                                                      11.50             11.67         3,346     2017
                                                                      11.25             11.50         4,119     2016
                                                                      11.79             11.25         1,846     2015
                                                                      11.65             11.79         7,311     2014
                                                                      13.01             11.65         7,992     2013
                                                                      12.37             13.01        12,989     2012
                                                                      11.31             12.37        18,264     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-186

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $25.26            $29.59           141     2020
                                                                               20.05             25.26           158     2019
                                                                               21.95             20.05           177     2018
                                                                               19.69             21.95           172     2017
                                                                               16.30             19.69           611     2016
                                                                               17.86             16.30           714     2015
                                                                               17.36             17.86           683     2014
                                                                               12.48             17.36           686     2013
                                                                               11.26             12.48           893     2012
                                                                               11.80             11.26           895     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $20.97            $21.17            --     2020
                                                                               17.34             20.97         1,351     2019
                                                                               19.28             17.34         1,474     2018
                                                                               18.23             19.28         1,483     2017
                                                                               15.81             18.23         3,150     2016
                                                                               17.21             15.81            --     2015
                                                                               16.04             17.21            --     2014
                                                                               11.90             16.04            --     2013
                                                                               10.68             11.90            --     2012
                                                                               11.22             10.68            --     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $18.64            $22.02         2,853     2020
                                                                               16.17             18.64         3,208     2019
                                                                               17.87             16.17         3,331     2018
                                                                               16.05             17.87         3,399     2017
                                                                               15.79             16.05         3,532     2016
                                                                               16.30             15.79         3,632     2015
                                                                               16.33             16.30         6,270     2014
                                                                               14.58             16.33         6,276     2013
                                                                               13.54             14.58         8,664     2012
                                                                               14.35             13.54         6,041     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $29.97            $42.08            --     2020
                                                                               23.13             29.97            --     2019
                                                                               22.99             23.13            --     2018
                                                                               18.17             22.99            --     2017
                                                                               17.26             18.17            --     2016
                                                                               17.20             17.26            --     2015
                                                                               15.41             17.20            --     2014
                                                                               11.79             15.41            --     2013
                                                                               10.49             11.79            --     2012
                                                                               10.47             10.49            --     2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.70            $21.57         7,589     2020
                                                                               12.95             16.70         3,166     2019
                                                                               13.55             12.95         3,664     2018
                                                                               10.40             13.55         5,410     2017
                                                                               10.00             10.40         2,390     2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.01            $12.80         4,381     2020
                                                                                9.80             12.01         4,521     2019
                                                                               12.04              9.80         4,933     2018
                                                                                9.67             12.04         4,607     2017
                                                                               10.00              9.67         7,368     2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-187

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.81            $12.79         1,547     2020
                                                                       12.22             12.81         2,927     2019
                                                                       12.49             12.22         3,486     2018
                                                                       12.34             12.49         1,526     2017
                                                                       11.57             12.34         1,887     2016
                                                                       11.93             11.57         2,291     2015
                                                                       12.12             11.93         5,368     2014
                                                                       11.92             12.12         5,348     2013
                                                                       11.35             11.92         5,317     2012
                                                                       11.30             11.35           145     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $19.99            $20.64           115     2020
                                                                       17.89             19.99           113     2019
                                                                       18.93             17.89           112     2018
                                                                       18.14             18.93           115     2017
                                                                       16.18             18.14           111     2016
                                                                       16.99             16.18           162     2015
                                                                       16.95             16.99           158     2014
                                                                       16.22             16.95           380     2013
                                                                       14.49             16.22           346     2012
                                                                       14.11             14.49           359     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $33.02            $41.54           469     2020
                                                                       25.26             33.02            --     2019
                                                                       24.92             25.26            --     2018
                                                                       19.89             24.92            --     2017
                                                                       19.64             19.89            --     2016
                                                                       18.90             19.64           101     2015
                                                                       17.64             18.90           106     2014
                                                                       12.90             17.64           334     2013
                                                                       11.26             12.90           771     2012
                                                                       13.30             11.26         9,529     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $17.33            $19.44        23,032     2020
                                                                       15.00             17.33        23,163     2019
                                                                       16.24             15.00        26,733     2018
                                                                       14.58             16.24        36,076     2017
                                                                       14.48             14.58        38,288     2016
                                                                       14.80             14.48        44,448     2015
                                                                       14.33             14.80        45,046     2014
                                                                       12.69             14.33        50,465     2013
                                                                       11.55             12.69        60,796     2012
                                                                       12.14             11.55        76,207     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.69            $23.54           390     2020
                                                                       16.20             19.69           422     2019
                                                                       17.32             16.20         1,666     2018
                                                                       15.24             17.32         1,675     2017
                                                                       14.55             15.24           456     2016
                                                                       14.81             14.55           463     2015
                                                                       13.75             14.81           474     2014
                                                                       11.77             13.75           499     2013
                                                                       10.47             11.77           513     2012
                                                                       11.12             10.47           535     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-188

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $29.76            $37.94            --     2020
                                                                         23.15             29.76           950     2019
                                                                         25.33             23.15         1,111     2018
                                                                         21.28             25.33         1,880     2017
                                                                         20.18             21.28         1,626     2016
                                                                         20.53             20.18         7,885     2015
                                                                         18.78             20.53         9,652     2014
                                                                         14.65             18.78        12,552     2013
                                                                         12.88             14.65        21,209     2012
                                                                         13.53             12.88            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $30.47            $39.77            --     2020
                                                                         23.97             30.47            --     2019
                                                                         25.82             23.97            --     2018
                                                                         21.36             25.82            --     2017
                                                                         21.25             21.36            --     2016
                                                                         21.48             21.25            --     2015
                                                                         19.83             21.48            --     2014
                                                                         14.65             19.83            --     2013
                                                                         12.24             14.65            --     2012
                                                                         12.86             12.24            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $21.03            $21.92         8,573     2020
                                                                         16.90             21.03         3,556     2019
                                                                         18.88             16.90         3,942     2018
                                                                         17.12             18.88         4,029     2017
                                                                         14.85             17.12         2,603     2016
                                                                         15.84             14.85         7,515     2015
                                                                         14.92             15.84         8,259     2014
                                                                         11.92             14.92        10,346     2013
                                                                         10.40             11.92        15,197     2012
                                                                         10.56             10.40         4,579     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $23.98            $25.26            --     2020
                                                                         18.89             23.98            --     2019
                                                                         21.25             18.89            --     2018
                                                                         18.61             21.25            --     2017
                                                                         16.42             18.61            --     2016
                                                                         17.20             16.42            --     2015
                                                                         15.94             17.20            --     2014
                                                                         12.22             15.94            --     2013
                                                                         10.56             12.22            --     2012
                                                                         10.64             10.56            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.56            $51.98         1,923     2020
                                                                         22.95             31.56            --     2019
                                                                         20.89             22.95            --     2018
                                                                         15.90             20.89            --     2017
                                                                         16.23             15.90            --     2016
                                                                         15.74             16.23         4,147     2015
                                                                         14.36             15.74         1,972     2014
                                                                         10.66             14.36         2,323     2013
                                                                         10.00             10.66         4,121     2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-189

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $30.07            $42.25           217     2020
                                                                  22.92             30.07           281     2019
                                                                  23.52             22.92           323     2018
                                                                  17.82             23.52           339     2017
                                                                  18.10             17.82           490     2016
                                                                  17.29             18.10           475     2015
                                                                  15.91             17.29           564     2014
                                                                  11.95             15.91           692     2013
                                                                  10.67             11.95           876     2012
                                                                  10.90             10.67         1,860     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.79            $13.67         7,248     2020
                                                                  11.94             12.79         7,307     2019
                                                                  12.30             11.94         7,201     2018
                                                                  12.08             12.30        10,870     2017
                                                                  11.81             12.08        13,532     2016
                                                                  12.16             11.81        12,870     2015
                                                                  11.76             12.16         9,359     2014
                                                                  12.27             11.76        12,175     2013
                                                                  11.87             12.27        17,634     2012
                                                                  11.33             11.87            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $30.16            $34.80           350     2020
                                                                  25.01             30.16         1,937     2019
                                                                  29.98             25.01         2,087     2018
                                                                  25.40             29.98         1,960     2017
                                                                  23.18             25.40         3,048     2016
                                                                  24.07             23.18         3,076     2015
                                                                  23.19             24.07         5,543     2014
                                                                  17.43             23.19         5,709     2013
                                                                  15.54             17.43         9,719     2012
                                                                  17.81             15.54         2,057     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $22.10            $23.37            --     2020
                                                                  16.83             22.10            --     2019
                                                                  20.84             16.83            --     2018
                                                                  17.88             20.84            --     2017
                                                                  16.71             17.88            --     2016
                                                                  17.63             16.71            --     2015
                                                                  16.91             17.63            --     2014
                                                                  13.27             16.91            --     2013
                                                                  10.66             13.27            --     2012
                                                                  11.97             10.66            --     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.14            $14.38        18,619     2020
                                                                  11.20             13.14        18,750     2019
                                                                  12.66             11.20        19,945     2018
                                                                  11.55             12.66        21,242     2017
                                                                  10.42             11.55        22,483     2016
                                                                  11.35             10.42        23,709     2015
                                                                  11.28             11.35        25,036     2014
                                                                   9.31             11.28        40,997     2013
                                                                   8.24              9.31        42,140     2012
                                                                   8.55              8.24        28,726     2011
----------------------------------------------------------------------------------------------------------------

                                     B-190

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $18.01            $17.76        12,105     2020
                                                                        15.85             18.01        11,702     2019
                                                                        16.92             15.85        11,694     2018
                                                                        15.76             16.92         7,914     2017
                                                                        14.12             15.76        19,136     2016
                                                                        15.51             14.12        27,385     2015
                                                                        15.15             15.51        36,271     2014
                                                                        13.58             15.15        74,259     2013
                                                                        12.31             13.58        84,269     2012
                                                                        12.28             12.31        88,994     2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.57            $14.48            --     2020
                                                                        12.98             15.57            --     2019
                                                                        14.58             12.98            --     2018
                                                                        13.74             14.58            --     2017
                                                                        12.09             13.74            --     2016
                                                                        13.00             12.09           413     2015
                                                                        12.39             13.00           386     2014
                                                                         9.87             12.39           712     2013
                                                                         8.82              9.87         1,264     2012
                                                                         9.11              8.82        12,555     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.84            $12.26            --     2020
                                                                        10.50             11.84            --     2019
                                                                        12.60             10.50            --     2018
                                                                        10.86             12.60            --     2017
                                                                        10.12             10.86            --     2016
                                                                        11.05             10.12            --     2015
                                                                        11.62             11.05            --     2014
                                                                         9.07             11.62            --     2013
                                                                         7.65              9.07            --     2012
                                                                         8.40              7.65            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.88            $ 8.72        12,364     2020
                                                                         8.91              8.88        11,746     2019
                                                                         8.97              8.91        10,974     2018
                                                                         9.11              8.97        24,167     2017
                                                                         9.30              9.11        10,774     2016
                                                                         9.50              9.30        29,967     2015
                                                                         9.71              9.50        20,145     2014
                                                                         9.91              9.71        42,179     2013
                                                                        10.00              9.91        30,319     2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $23.87            $25.33           262     2020
                                                                        18.54             23.87           259     2019
                                                                        21.15             18.54           286     2018
                                                                        19.45             21.15           279     2017
                                                                        17.50             19.45           274     2016
                                                                        19.69             17.50           298     2015
                                                                        17.71             19.69           307     2014
                                                                        13.61             17.71           332     2013
                                                                        11.74             13.61           373     2012
                                                                        12.81             11.74           400     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-191

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $26.43            $29.51        27,784     2020
                                                                        22.08             26.43        29,403     2019
                                                                        22.46             22.08        34,191     2018
                                                                        19.42             22.46        39,000     2017
                                                                        19.01             19.42        41,195     2016
                                                                        19.34             19.01        43,204     2015
                                                                        18.25             19.34        45,379     2014
                                                                        15.56             18.25        51,103     2013
                                                                        14.02             15.56        57,723     2012
                                                                        14.13             14.02        51,287     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $40.42            $55.02            --     2020
                                                                        30.17             40.42            --     2019
                                                                        30.30             30.17            --     2018
                                                                        23.81             30.30            --     2017
                                                                        23.85             23.81         1,452     2016
                                                                        21.76             23.85         1,793     2015
                                                                        20.50             21.76         2,419     2014
                                                                        16.00             20.50         2,762     2013
                                                                        13.19             16.00         4,541     2012
                                                                        14.48             13.19         5,708     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $20.10            $22.83            --     2020
                                                                        16.20             20.10            --     2019
                                                                        19.51             16.20            --     2018
                                                                        15.23             19.51            --     2017
                                                                        16.68             15.23            --     2016
                                                                        18.68             16.68            --     2015
                                                                        21.71             18.68            --     2014
                                                                        19.40             21.71            --     2013
                                                                        17.51             19.40            --     2012
                                                                        26.43             17.51            --     2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $26.11            $30.09           903     2020
                                                                        21.38             26.11           946     2019
                                                                        23.88             21.38           992     2018
                                                                        21.03             23.88           996     2017
                                                                        21.28             21.03         1,590     2016
                                                                        22.17             21.28         1,634     2015
                                                                        18.86             22.17         1,631     2014
                                                                        13.07             18.86         1,987     2013
                                                                        11.27             13.07         2,462     2012
                                                                        11.27             11.27         2,625     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.71            $20.75         1,246     2020
                                                                        15.32             19.71         1,352     2019
                                                                        16.48             15.32         1,573     2018
                                                                        14.14             16.48         1,712     2017
                                                                        12.58             14.14         1,909     2016
                                                                        13.45             12.58        14,799     2015
                                                                        12.11             13.45        15,492     2014
                                                                         9.84             12.11        15,972     2013
                                                                         8.81              9.84        16,298     2012
                                                                         8.35              8.81        16,599     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-192

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.20            $13.60         2,230     2020
                                                                     10.46             13.20         2,132     2019
                                                                     11.73             10.46         2,309     2018
                                                                     10.43             11.73         2,295     2017
                                                                      9.43             10.43         2,572     2016
                                                                      9.92              9.43         2,777     2015
                                                                     10.00              9.92         2,775     2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $27.99            $31.13            --     2020
                                                                     21.79             27.99            --     2019
                                                                     23.60             21.79            --     2018
                                                                     19.59             23.60            --     2017
                                                                     18.48             19.59            --     2016
                                                                     18.88             18.48            --     2015
                                                                     17.42             18.88            --     2014
                                                                     13.51             17.42            --     2013
                                                                     11.61             13.51            --     2012
                                                                     12.15             11.61            --     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares               $33.04            $47.10            37     2020
                                                                     23.89             33.04            47     2019
                                                                     24.83             23.89            55     2018
                                                                     20.08             24.83            59     2017
                                                                     18.85             20.08            65     2016
                                                                     19.68             18.85            68     2015
                                                                     21.73             19.68            90     2014
                                                                     15.71             21.73           196     2013
                                                                     13.28             15.71           234     2012
                                                                     15.15             13.28           906     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $17.64            $18.91        20,979     2020
                                                                     15.00             17.64        21,358     2019
                                                                     16.28             15.00        26,014     2018
                                                                     14.84             16.28        26,321     2017
                                                                     13.93             14.84        28,953     2016
                                                                     14.31             13.93        59,166     2015
                                                                     13.51             14.31        62,985     2014
                                                                     11.62             13.51        69,748     2013
                                                                     10.70             11.62        87,218     2012
                                                                     10.76             10.70        91,630     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $36.74            $37.99            --     2020
                                                                     30.07             36.74            --     2019
                                                                     30.47             30.07            --     2018
                                                                     27.18             30.47            --     2017
                                                                     24.96             27.18            --     2016
                                                                     29.91             24.96            --     2015
                                                                     27.17             29.91            --     2014
                                                                     23.08             27.17            --     2013
                                                                     20.83             23.08            --     2012
                                                                     19.97             20.83            --     2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $16.92            $20.25           121     2020
   Service Class Shares                                              12.38             16.92           134     2019
                                                                     12.58             12.38           156     2018
                                                                     10.03             12.58           169     2017
                                                                      9.68             10.03           191     2016
                                                                     10.00              9.68           191     2015
-------------------------------------------------------------------------------------------------------------------

                                     B-193

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.53            $15.35            --     2020
                                                                              13.28             14.53            --     2019
                                                                              14.35             13.28            --     2018
                                                                              12.93             14.35            --     2017
                                                                              11.70             12.93            --     2016
                                                                              13.16             11.70            --     2015
                                                                              13.38             13.16            --     2014
                                                                              13.65             13.38            --     2013
                                                                              12.14             13.65            --     2012
                                                                              12.17             12.14            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $19.25            $19.93         2,107     2020
                                                                              17.14             19.25         3,042     2019
                                                                              17.99             17.14         2,598     2018
                                                                              17.23             17.99         2,224     2017
                                                                              15.65             17.23         2,797     2016
                                                                              16.26             15.65         5,632     2015
                                                                              16.07             16.26         4,637     2014
                                                                              15.52             16.07         3,972     2013
                                                                              13.87             15.52         5,402     2012
                                                                              13.71             13.87        10,585     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.43            $22.33         3,045     2020
                                                                              17.51             19.43         2,321     2019
                                                                              18.33             17.51         1,922     2018
                                                                              17.18             18.33         1,520     2017
                                                                              17.43             17.18         1,925     2016
                                                                              18.05             17.43           657     2015
                                                                              14.87             18.05           680     2014
                                                                              17.45             14.87           804     2013
                                                                              17.07             17.45         1,341     2012
                                                                              13.64             17.07         1,974     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.37            $11.46        15,010     2020
                                                                              11.16             11.37         8,484     2019
                                                                              11.36             11.16         7,763     2018
                                                                              11.45             11.36         7,442     2017
                                                                              11.54             11.45         9,288     2016
                                                                              11.75             11.54        13,610     2015
                                                                              11.90             11.75        25,711     2014
                                                                              12.17             11.90        26,540     2013
                                                                              11.74             12.17        35,449     2012
                                                                              11.86             11.74        49,563     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $15.16            $16.12         9,485     2020
                                                                              14.29             15.16        10,848     2019
                                                                              14.67             14.29        11,310     2018
                                                                              14.29             14.67        14,051     2017
                                                                              14.21             14.29        17,094     2016
                                                                              14.45             14.21        19,143     2015
                                                                              14.16             14.45        15,267     2014
                                                                              14.75             14.16        18,602     2013
                                                                              13.75             14.75        23,342     2012
                                                                              13.55             13.75        35,732     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-194

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $41.39            $58.75            --     2020
                                                                30.89             41.39            --     2019
                                                                32.14             30.89            --     2018
                                                                25.04             32.14            --     2017
                                                                24.13             25.04            --     2016
                                                                22.77             24.13            --     2015
                                                                19.80             22.77            --     2014
                                                                15.03             19.80            --     2013
                                                                13.14             15.03            --     2012
                                                                13.14             13.14            --     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.16            $12.75           330     2020
                                                                11.44             12.16           326     2019
                                                                11.85             11.44           310     2018
                                                                11.73             11.85           321     2017
                                                                11.63             11.73           301     2016
                                                                11.93             11.63           295     2015
                                                                11.59             11.93           298     2014
                                                                12.00             11.59           299     2013
                                                                11.60             12.00           256     2012
                                                                11.05             11.60         1,118     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $29.89            $39.10            --     2020
                                                                22.23             29.89            --     2019
                                                                23.33             22.23            --     2018
                                                                18.57             23.33            --     2017
                                                                18.51             18.57            --     2016
                                                                18.30             18.51            --     2015
                                                                16.39             18.30            --     2014
                                                                12.41             16.39            --     2013
                                                                10.49             12.41            --     2012
                                                                10.66             10.49            --     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $34.71            $32.20           620     2020
                                                                28.10             34.71           546     2019
                                                                30.45             28.10           600     2018
                                                                29.38             30.45           627     2017
                                                                27.79             29.38           803     2016
                                                                27.15             27.79           933     2015
                                                                21.02             27.15         1,184     2014
                                                                20.93             21.02         2,355     2013
                                                                18.31             20.93         1,165     2012
                                                                17.02             18.31         2,008     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $27.46            $31.70            --     2020
                                                                21.40             27.46            --     2019
                                                                22.95             21.40            --     2018
                                                                19.29             22.95            --     2017
                                                                17.66             19.29            --     2016
                                                                17.84             17.66            --     2015
                                                                16.09             17.84            --     2014
                                                                12.45             16.09            --     2013
                                                                10.99             12.45            --     2012
                                                                11.04             10.99            --     2011
--------------------------------------------------------------------------------------------------------------

                                     B-195

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $27.17            $30.47             492   2020
                                                             22.01             27.17             526   2019
                                                             24.90             22.01             564   2018
                                                             22.56             24.90             580   2017
                                                             18.62             22.56             600   2016
                                                             19.84             18.62             760   2015
                                                             19.53             19.84             815   2014
                                                             14.57             19.53           1,035   2013
                                                             12.99             14.57           1,260   2012
                                                             12.87             12.99           1,589   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $16.65            $17.35         263,886   2020
                                                             14.69             16.65         283,508   2019
                                                             16.02             14.69         325,643   2018
                                                             14.16             16.02         376,192   2017
                                                             13.60             14.16         444,924   2016
                                                             14.05             13.60         487,490   2015
                                                             13.62             14.05         549,302   2014
                                                             12.11             13.62         644,091   2013
                                                             10.99             12.11         867,547   2012
                                                             11.55             10.99       1,067,146   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.22            $14.78              --   2020
                                                             12.57             14.22           7,558   2019
                                                             13.75             12.57          17,661   2018
                                                             12.18             13.75          17,692   2017
                                                             11.73             12.18          17,722   2016
                                                             12.15             11.73          24,832   2015
                                                             11.81             12.15          29,272   2014
                                                             10.52             11.81          29,323   2013
                                                              9.57             10.52          29,364   2012
                                                             10.09              9.57          29,379   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $25.62            $30.77              --   2020
                                                             19.86             25.62              --   2019
                                                             21.01             19.86              --   2018
                                                             17.89             21.01              --   2017
                                                             16.72             17.89              --   2016
                                                             17.48             16.72              --   2015
                                                             15.83             17.48              --   2014
                                                             12.08             15.83              --   2013
                                                             10.65             12.08              --   2012
                                                             11.21             10.65              --   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $31.36            $40.04              --   2020
                                                             24.95             31.36              --   2019
                                                             27.04             24.95              --   2018
                                                             21.28             27.04              --   2017
                                                             21.47             21.28              --   2016
                                                             20.72             21.47              --   2015
                                                             19.84             20.72              --   2014
                                                             15.66             19.84              --   2013
                                                             14.46             15.66              --   2012
                                                             15.47             14.46              --   2011
-----------------------------------------------------------------------------------------------------------

                                     B-196

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $34.49            $52.53            32     2020
                                                          26.52             34.49            45     2019
                                                          27.42             26.52            49     2018
                                                          20.57             27.42            53     2017
                                                          21.29             20.57            64     2016
                                                          19.58             21.29            59     2015
                                                          18.26             19.58            68     2014
                                                          13.60             18.26            73     2013
                                                          12.00             13.60            86     2012
                                                          12.27             12.00            87     2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.39            $12.47         1,604     2020
                                                          10.55             11.39         3,329     2019
                                                          13.22             10.55         3,237     2018
                                                          13.57             13.22         2,213     2017
                                                          11.10             13.57         1,683     2016
                                                          15.94             11.10         1,188     2015
                                                          20.30             15.94         1,043     2014
                                                          18.90             20.30           836     2013
                                                          19.88             18.90         1,143     2012
                                                          25.18             19.88            42     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $32.33            $45.31            --     2020
                                                          24.09             32.33            --     2019
                                                          24.55             24.09            --     2018
                                                          18.63             24.55            --     2017
                                                          18.93             18.63            --     2016
                                                          19.08             18.93            --     2015
                                                          18.76             19.08            --     2014
                                                          13.70             18.76            --     2013
                                                          11.62             13.70            --     2012
                                                          12.57             11.62            --     2011
--------------------------------------------------------------------------------------------------------

                                     B-197

Statement of Additional Information


   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account Contract Form P1156 9/00 (RetireReady/SM/ Selections) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                 Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2021, for the Flexible
Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity
Insurance Company through its Genworth Life & Annuity VA Separate Account 1.
The terms used in the current prospectus for the Flexible Premium Variable
Deferred Annuity Contracts are incorporated into this Statement of Additional
Information.

For a free copy of the prospectus:

Call:       (800) 352-9910

Or write:   Genworth Life and Annuity Insurance Company
            6610 West Broad Street
            Richmond, Virginia 23230

Or visit:   www.genworth.com

Or:         contact your financial representative

The date of this Statement of Additional Information is April 30, 2021.

                                      B-1


   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5


                                      B-2

The Company

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of
Virginia. An affiliate of our former ultimate parent company acquired GLAIC on
April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth") a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers.

On October 21, 2016, Genworth entered into an agreement and plan of merger with
Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings
Group Co., Ltd., a limited liability company incorporated in the People's
Republic of China (together with its affiliates, "China Oceanwide"), and Asia
Pacific Global Capital USA Corporation, a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC, which is a
Delaware limited liability company and owned by China Oceanwide.

On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of
New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia
23230.

Our principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In
March 2016, we suspended sales of traditional life insurance and fixed annuity products. We continue, however, to service our existing retained and reinsured blocks of business.

We also have other products that have not been actively sold since 2011, but we continue to service our existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

We do business in the District of Columbia, Bermuda, and all states, except New
York.

We are subject to regulation by the State Corporation Commission of the
Commonwealth of Virginia. We file an annual statement with the Virginia
Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State
Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at
least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such
Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

                                      B-3

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c)
where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor.
The net investment factor of a Subaccount available under a contract for a
Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation
          Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that
          Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc.  This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  This
agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc.  This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

Federated Hermes Insurance Series.  This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund.  These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust.  This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

                                      B-4

Goldman Sachs Variable Insurance Trust.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series.  This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust.  The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II.  This
agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust.  This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

State Street Variable Insurance Series Funds, Inc.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the
beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge
(deducted daily at an effective annual rate of 0.15% of assets in the Separate
Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

                                      B-5

We may also quote the effective yield of the Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market
Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses.
Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund will be lower than the yield for Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

Current Yield: -1.71% as of December 31, 2020
Effective Yield: -1.70% as of December 31, 2020

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return.  Sales literature or advertisements may quote total return, including average annual total return for one or more of the
Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the maximum charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

                                      B-6

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of
Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account.
Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the
Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant.
If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary"
          generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the
          "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint
          Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                                      B-7

General Provisions

Other rules apply to Qualified Contracts.

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a
Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office.
Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad
Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax
Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women.
Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.
Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The statutory financial statements of Genworth Life and Annuity Insurance
Company as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, and the financial statements of the
Genworth Life & Annuity VA Separate Account 1 (comprised of the subaccounts listed in the appendix of our report) as of

                                      B-8

December 31, 2020 and for each of the years or periods listed in the appendix of the report, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report relating to Genworth Life and Annuity Insurance Company's financial statements, dated April 22, 2021, states that Genworth Life and
Annuity Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Virginia State Corporation
Commission, Bureau of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the KPMG LLP report states that Genworth Life and Annuity
Insurance Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The KPMG LLP report also refers to a change to the valuation of variable annuity and other contracts pursuant to section 21 of the Valuation
Manual (VM-21).

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000,
Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account.
You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                                      B-9

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2020

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Year ended December 31, 2020

                                                                            PAGE
                                                                            -----

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Genworth Life and Annuity Insurance Company
and
Contract Owners of
Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA
Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended/ /(collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Such procedures also included confirmation of securities owned as of
December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                      F-1

                                   APPENDIX

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares
   Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares
   Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares
   Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares
   Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares
   Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares
   Invesco Oppenheimer V.I. Global Fund -- Series II Shares
   Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares
   Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares
   Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Managed Volatility Fund -- Series I shares (2)
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Disciplined Core Value Fund -- Class I (1)
   VP International Fund -- Class I

                                      F-2

   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BNY Mellon
   BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares
   BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares
   BNY Mellon Variable Investment Fund -- Government Money Market Portfolio
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares
   BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares
Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
Deutsche DWS Variable Series I
   DWS Capital Growth VIP -- Class B Shares
Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP -- Class B Shares
   DWS Small Mid Cap Value VIP -- Class B Shares
Eaton Vance Variable Trust
   VT Floating -- Rate Income Fund
Federated Hermes Insurance Series
   Federated Hermes High Income Bond Fund II -- Primary Shares (1)
   Federated Hermes High Income Bond Fund II -- Service Shares (1)
   Federated Hermes Kaufmann Fund II -- Service Shares (1)
   Federated Hermes Managed Volatility Fund II -- Primary Shares (1)
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM /Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares

                                      F-3

Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares
   Janus Henderson Balanced Portfolio -- Service Shares
   Janus Henderson Enterprise Portfolio -- Institutional Shares
   Janus Henderson Enterprise Portfolio -- Service Shares
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Service Shares
   Janus Henderson Global Research Portfolio -- Institutional Shares
   Janus Henderson Global Research Portfolio -- Service Shares
   Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
     (1)
   Janus Henderson Overseas Portfolio -- Institutional Shares
   Janus Henderson Overseas Portfolio -- Service Shares
   Janus Henderson Research Portfolio -- Institutional Shares
   Janus Henderson Research Portfolio -- Service Shares
Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Income Portfolio -- Service Class Shares (1)
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares

                                      F-4

The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Equity Portfolio -- Class II Shares (2)
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to May 1, 2020
(liquidation date) and changes in net assets for the period from January 1,
2019 to May 1, 2020 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. Mid Cap Growth Fund -- Series I Shares (3)

(1)See Note 1 to the financial statements for the former name of the subaccount.

(2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through
   December 31, 2020.

(3)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through May 1, 2020.

                                      F-5

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2020

                                                      AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------
                                              AB           AB
                                           BALANCED      GLOBAL         AB           AB            AB
                                            WEALTH      THEMATIC    GROWTH AND  INTERNATIONAL  LARGE CAP
                                           STRATEGY      GROWTH       INCOME        VALUE        GROWTH
                                         PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                           CLASS B      CLASS B      CLASS B       CLASS B      CLASS B
----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)       $10,992,486   $2,617,311  $32,845,624   $21,777,827  $33,067,895
Dividend receivable                                --           --           --            --           --
Receivable for units sold                          --            6           --            --          189
TOTAL ASSETS                               10,992,486    2,617,317   32,845,624    21,777,827   33,068,084

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         536          111        1,379         1,010        1,373
Payable for units withdrawn                     9,342           --       40,902        15,805           --
TOTAL LIABILITIES                               9,878          111       42,281        16,815        1,373

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                         9,950,239    2,617,206   32,171,419    20,934,238   32,698,438
Variable annuity contract owners in the
annuitization period                        1,032,369           --      631,924       826,774      368,273
NET ASSETS                                $10,982,608   $2,617,206  $32,803,343   $21,761,012  $33,066,711

Investments in securities at cost         $11,225,553   $1,508,804  $29,176,592   $20,114,380  $22,401,072
Shares outstanding                          1,049,903       64,561    1,155,316     1,518,677      462,423

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         ------------------------------------------------------------------------------------
                                                              INVESCO                           INVESCO
                                             INVESCO      OPPENHEIMER V.I.     INVESCO      OPPENHEIMER V.I.     INVESCO
                                         OPPENHEIMER V.I.      GLOBAL      OPPENHEIMER V.I.   MAIN STREET    OPPENHEIMER V.I.
                                              GLOBAL      STRATEGIC INCOME   MAIN STREET       SMALL CAP       TOTAL RETURN
                                             FUND --          FUND --         FUND(R) --       FUND(R) --      BOND FUND --
                                         SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES II SHARES SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $125,298,418       $2,456,109      $17,213,110      $29,255,367       $8,290,056
Dividend receivable                                    --               --               --               --               --
Receivable for units sold                              --               --               --               --              408
TOTAL ASSETS                                  125,298,418        2,456,109       17,213,110       29,255,367        8,290,464

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           5,639               94              721            1,323              323
Payable for units withdrawn                        53,482               --            9,523           16,573               --
TOTAL LIABILITIES                                  59,121               94           10,244           17,896              323

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           121,256,280        2,343,625       17,134,501       28,345,801        8,177,053
Variable annuity contract owners in the
annuitization period                            3,983,017          112,390           68,365          891,670          113,088
NET ASSETS                                   $125,239,297       $2,456,015      $17,202,866      $29,237,471       $8,290,141

Investments in securities at cost             $97,312,867       $2,645,486      $14,800,216      $22,565,870       $8,119,351
Shares outstanding                              2,439,611          507,461          583,495        1,087,156          983,399

See accompanying notes to financial statements.

                                      F-6

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------
                    INVESCO          INVESCO          INVESCO          INVESCO          INVESCO          INVESCO
      AB        OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I.
   SMALL CAP        CAPITAL          CAPITAL        CONSERVATIVE     CONSERVATIVE    DISCOVERY MID    DISCOVERY MID
    GROWTH        APPRECIATION     APPRECIATION       BALANCED         BALANCED        CAP GROWTH       CAP GROWTH
 PORTFOLIO --       FUND --          FUND --          FUND --          FUND --          FUND --          FUND --
    CLASS B     SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------

    $33,914,015      $29,408,193      $10,440,932      $10,593,210      $18,703,585      $28,625,656      $11,513,729
             --               --               --               --               --               --               --
             --               --               74               --               40               --               --
     33,914,015       29,408,193       10,441,006       10,593,210       18,703,625       28,625,656       11,513,729

          1,492            1,126              429              391              966            1,058              501
         16,040            1,318               --              174               --            1,519               98
         17,532            2,444              429              565              966            2,577              599

     33,085,464       29,151,455       10,440,577       10,472,074       17,620,376       28,126,441       11,513,130
        811,019          254,294               --          120,571        1,082,283          496,638               --
    $33,896,483      $29,405,749      $10,440,577      $10,592,645      $18,702,659      $28,623,079      $11,513,130

    $24,578,146      $20,257,973       $8,882,046       $8,739,192      $15,448,206      $17,339,278       $8,522,783
      1,337,303          418,086          152,111          590,809        1,057,895          267,705          117,427

                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
    INVESCO         INVESCO                           INVESCO         INVESCO          INVESCO          INVESCO
     V.I.             V.I.           INVESCO           V.I.             V.I.             V.I.            V.I.
   AMERICAN         AMERICAN           V.I.            CORE          EQUITY AND         GLOBAL        GOVERNMENT
   FRANCHISE       FRANCHISE         COMSTOCK         EQUITY           INCOME        REAL ESTATE      SECURITIES
    FUND --         FUND --           FUND--          FUND --         FUND --          FUND --          FUND --
SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES
-------------------------------------------------------------------------------------------------------------------

    $24,380,179       $5,228,328      $20,555,907      $5,602,222      $17,260,436         $188,793             $--
             --               --               --              --               --               --              --
            495               --               --              --               --               --              --
     24,380,674        5,228,328       20,555,907       5,602,222       17,260,436          188,793              --

            999              217              875             236              885               10              --
             --              127            3,306           8,656            1,575                4              --
            999              344            4,181           8,892            2,460               14              --

     24,379,675        5,225,166       20,517,279       5,451,913       16,559,287          120,973              --
             --            2,818           34,447         141,417          698,689           67,806              --
    $24,379,675       $5,227,984      $20,551,726      $5,593,330      $17,257,976         $188,779             $--

    $17,074,633       $2,903,036      $19,479,003      $5,665,159      $15,963,999         $197,149             $--
        273,627           62,013        1,279,148         184,102          968,599           13,175              --

See accompanying notes to financial statements.

                                      F-7

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                                                                                AMERICAN           AMERICAN
                                                                                                 CENTURY           CENTURY
                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE        VARIABLE           VARIABLE
                                                   INSURANCE FUNDS) (CONTINUED)            PORTFOLIOS II, INC. PORTFOLIOS, INC.
                                         ------------------------------------------------- ------------------- ----------------

                                             INVESCO                          INVESCO
                                               V.I.           INVESCO           V.I.               VP                 VP
                                          INTERNATIONAL        V.I.            VALUE            INFLATION        DISCIPLINED
                                              GROWTH        TECHNOLOGY     OPPORTUNITIES       PROTECTION         CORE VALUE
                                             FUND --          FUND --         FUND --            FUND --           FUND --
                                         SERIES II SHARES SERIES I SHARES SERIES II SHARES      CLASS II           CLASS I
-------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)           $12,642,782             $--       $4,053,209         $16,824,338         $632,857
Dividend receivable                                    --              --               --                  --               --
Receivable for units sold                              --              --              555                  --               --
TOTAL ASSETS                                   12,642,782              --        4,053,764          16,824,338          632,857

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             548              --              173                 796               33
Payable for units withdrawn                         1,629              --               --               1,843               19
TOTAL LIABILITIES                                   2,177              --              173               2,639               52

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                            12,608,472              --        4,048,564          15,708,898          395,480
Variable annuity contract owners in the
annuitization period                               32,133              --            5,027           1,112,801          237,325
NET ASSETS                                    $12,640,605             $--       $4,053,591         $16,821,699         $632,805

Investments in securities at cost              $9,984,501             $--       $4,559,393         $15,748,605         $548,480
Shares outstanding                                301,881              --          722,497           1,517,073           61,562

                                                                                                  COLUMBIA FUNDS
                                         BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)   VARIABLE SERIES TRUST II
                                         -------------------------------------------------- --------------------------
                                                                              BLACKROCK                     COLUMBIA
                                            BLACKROCK        BLACKROCK        LARGE CAP                     VARIABLE
                                              BASIC            GLOBAL           FOCUS       CTIVP/SM/ --  PORTFOLIO --
                                              VALUE          ALLOCATION         GROWTH      LOOMIS SAYLES   OVERSEAS
                                               V.I.             V.I.             V.I.          GROWTH         CORE
                                             FUND --          FUND --          FUND --         FUND --      FUND --
                                         CLASS III SHARES CLASS III SHARES CLASS III SHARES    CLASS 1      CLASS 2
----------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $6,795,294     $203,304,455      $12,744,199  $112,709,575  $12,037,832
Dividend receivable                                    --               --               --            --           --
Receivable for units sold                              --               --               --            --           15
TOTAL ASSETS                                    6,795,294      203,304,455       12,744,199   112,709,575   12,037,847

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             287           10,218              559         5,260          437
Payable for units withdrawn                           876           95,248              119        58,596           --
TOTAL LIABILITIES                                   1,163          105,466              678        63,856          437

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                             6,780,703      186,787,914       12,743,521   107,142,533   12,026,495
Variable annuity contract owners in the
annuitization period                               13,428       16,411,075               --     5,503,186       10,915
NET ASSETS                                     $6,794,131     $203,198,989      $12,743,521  $112,645,719  $12,037,410

Investments in securities at cost              $6,782,588     $175,125,944       $9,969,103   $84,364,018  $11,059,681
Shares outstanding                                504,851       12,480,323          603,990     2,275,123      854,353

See accompanying notes to financial statements.

                                      F-8

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                                                                                         BLACKROCK
                                                                                                      VARIABLE SERIES
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)                   BNY MELLON                     FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
                                                         BNY MELLON                       BNY MELLON
                                                         INVESTMENT       BNY MELLON       VARIABLE      BLACKROCK
                                                       PORTFOLIOS --     SUSTAINABLE      INVESTMENT     ADVANTAGE
     VP                  VP              VP                MIDCAP            U.S.          FUND --       U.S. TOTAL
INTERNATIONAL         ULTRA(R)          VALUE              STOCK            EQUITY        GOVERNMENT       MARKET
   FUND --            FUND --          FUND --          PORTFOLIO --  PORTFOLIO, INC. -- MONEY MARKET   V.I. FUND --
   CLASS I            CLASS I          CLASS I         INITIAL SHARES   INITIAL SHARES    PORTFOLIO   CLASS III SHARES
----------------------------------------------------------------------------------------------------------------------

     $634,988         $201,614         $63,643               $102,427         $8,244,504   $1,442,048       $4,077,141
           --               --              --                     --                 --           13               --
           --               --              --                     --                439           --               --
      634,988          201,614          63,643                102,427          8,244,943    1,442,061        4,077,141

           32               11               2                      4                328           61              174
           29               14              --                     --                 --            1               55
           61               25               2                      4                328           62              229

      429,680          132,857          63,641                102,423          8,244,615    1,441,999        4,074,075
      205,247           68,732              --                     --                 --           --            2,837
     $634,927         $201,589         $63,641               $102,423         $8,244,615   $1,441,999       $4,076,912

     $464,602         $153,459         $42,461                $86,883         $5,652,382   $1,442,048       $4,029,513
       45,035            7,337           5,698                  5,139            174,524    1,442,048          232,979

   DEUTSCHE
     DWS
   VARIABLE                                     EATON VANCE
   SERIES I    DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST      FEDERATED HERMES INSURANCE SERIES
----------------------------------------------------------------------------------------------------------

                                    DWS                         FEDERATED      FEDERATED
     DWS                           SMALL                       HERMES HIGH    HERMES HIGH     FEDERATED
   CAPITAL          DWS           MID CAP            VT           INCOME         INCOME         HERMES
    GROWTH        CROCI(R)         VALUE       FLOATING-RATE       BOND           BOND         KAUFMANN
    VIP --      U.S. VIP --        VIP --          INCOME       FUND II --     FUND II --     FUND II --
CLASS B SHARES CLASS B SHARES  CLASS B SHARES       FUND      PRIMARY SHARES SERVICE SHARES SERVICE SHARES
----------------------------------------------------------------------------------------------------------

      $317,120       $200,371         $10,956     $31,597,984     $7,583,748     $8,704,489    $33,793,234
            --             --              --          79,015             --             --             --
            --             --              --              --             --            113             --
       317,120        200,371          10,956      31,676,999      7,583,748      8,704,602     33,793,234

            17             11              --           1,396            302            366          1,513
            23              3               1           1,092         18,969             --         10,258
            40             14               1           2,488         19,271            366         11,771

       180,352        132,943          10,955      30,826,792      7,529,519      8,676,870     32,989,629
       136,728         67,414              --         847,719         34,958         27,366        791,834
      $317,080       $200,357         $10,955     $31,674,511     $7,564,477     $8,704,236    $33,781,463

      $270,455       $186,342         $11,576     $31,928,767     $7,658,169     $8,711,529    $25,898,071
         7,518         15,449             914       3,499,223      1,183,112      1,364,340      1,428,889

See accompanying notes to financial statements.

                                      F-9

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                           FEDERATED
                                             HERMES
                                           INSURANCE
                                             SERIES
                                          (CONTINUED)          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         -------------- -----------------------------------------------------------
                                           FEDERATED
                                             HERMES          VIP            VIP
                                            MANAGED         ASSET          ASSET            VIP            VIP
                                           VOLATILITY    MANAGER/SM/    MANAGER/SM/      BALANCED     CONTRAFUND(R)
                                           FUND II --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                         PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $8,321,526   $39,325,837      $5,396,063     $73,543,207  $112,004,970
Dividend receivable                                  --            --              --              --            --
Receivable for units sold                         4,584            --              --              --            --
TOTAL ASSETS                                  8,326,110    39,325,837       5,396,063      73,543,207   112,004,970

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           330         1,316             267           3,657         4,359
Payable for units withdrawn                          --        26,281          14,836           2,301         2,871
TOTAL LIABILITIES                                   330        27,597          15,103           5,958         7,230

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           8,242,449    38,835,439       5,324,618      70,382,347   111,305,299
Variable annuity contract owners in the
annuitization period                             83,331       462,801          56,342       3,154,902       692,441
NET ASSETS                                   $8,325,780   $39,298,240      $5,380,960     $73,537,249  $111,997,740

Investments in securities at cost            $7,559,799   $34,279,501      $4,688,593     $54,302,170   $67,407,936
Shares outstanding                              750,363     2,307,854         325,849       3,248,375     2,325,202

                                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         ---------------------------------------------------------------------------
                                               VIP                                           VIP
                                             GROWTH           VIP            VIP         INVESTMENT         VIP
                                          OPPORTUNITIES     GROWTH         GROWTH        GRADE BOND       MID CAP
                                          PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                         SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $83,682,643   $77,389,032     $20,855,358     $73,499,280        $8,323
Dividend receivable                                   --            --              --              --            --
Receivable for units sold                             --            --              --              --            --
TOTAL ASSETS                                  83,682,643    77,389,032      20,855,358      73,499,280         8,323

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                          3,923         2,852             875           3,469            --
Payable for units withdrawn                       62,782         3,426          31,926           4,422            --
TOTAL LIABILITIES                                 66,705         6,278          32,801           7,891            --

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           79,587,384    76,911,866      20,472,656      69,569,251         8,323
Variable annuity contract owners in the
annuitization period                           4,028,554       470,888         349,901       3,922,138            --
NET ASSETS                                   $83,615,938   $77,382,754     $20,822,557     $73,491,389        $8,323

Investments in securities at cost            $62,560,104   $38,536,304     $11,945,719     $68,716,997        $6,714
Shares outstanding                             1,099,785       751,350         207,351       5,357,090           215

See accompanying notes to financial statements.

                                     F-10

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------
                      VIP
                    DYNAMIC                                        VIP            VIP            VIP
      VIP           CAPITAL          VIP            VIP         GROWTH &       GROWTH &        GROWTH
 CONTRAFUND(R)   APPRECIATION   EQUITY-INCOME  EQUITY-INCOME     INCOME         INCOME      OPPORTUNITIES
 PORTFOLIO --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS
---------------------------------------------------------------------------------------------------------

    $84,656,352      $2,233,441   $68,681,418    $137,333,739   $16,383,169     $15,246,081   $21,739,305
             --              --            --              --            --              --            --
             --              88            --              --            --              --            --
     84,656,352       2,233,529    68,681,418     137,333,739    16,383,169      15,246,081    21,739,305

          3,557              97         2,558           6,303           634             651           839
         28,943              --         2,072          88,955           631           3,352        81,133
         32,500              97         4,630          95,258         1,265           4,003        81,972

     84,091,594       2,233,432    68,249,511     130,900,087    16,326,222      15,179,159    21,641,622
        532,258              --       427,277       6,338,394        55,682          62,919        15,711
    $84,623,852      $2,233,432   $68,676,788    $137,238,481   $16,381,904     $15,242,078   $21,657,333

    $54,580,380      $1,509,574   $61,443,064    $121,327,228   $12,309,623     $12,978,778   $10,919,645
      1,811,606         133,419     2,873,700       5,924,665       732,700         701,937       280,362

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
                                            VIP                                           FRANKLIN       FRANKLIN
      VIP                VIP               VALUE            FRANKLIN       FRANKLIN      LARGE CAP        MUTUAL
    MID CAP           OVERSEAS          STRATEGIES         ALLOCATION       INCOME         GROWTH         SHARES
 PORTFOLIO --       PORTFOLIO --       PORTFOLIO --       VIP FUND --    VIP FUND --    VIP FUND --    VIP FUND --
SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2    CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES
--------------------------------------------------------------------------------------------------------------------

    $57,862,704       $12,442,300          $2,595,479       $46,850,458   $197,295,444       $331,704     $9,787,968
             --                --                  --                --             --             --             --
             --               221                  --                --             --             --             --
     57,862,704        12,442,521           2,595,479        46,850,458    197,295,444        331,704      9,787,968

          2,407               470                 107             2,449         10,693             15            408
         21,338                --                 192             1,868        131,803             12            775
         23,745               470                 299             4,317        142,496             27          1,183

     57,595,877        12,357,903           2,595,180        39,502,500    179,021,882        262,979      9,786,785
        243,082            84,148                  --         7,343,641     18,131,066         68,698             --
    $57,838,959       $12,442,051          $2,595,180       $46,846,141   $197,152,948       $331,677     $9,786,785

    $47,389,982        $8,577,373          $2,362,728       $55,116,972   $196,203,109       $244,076     $9,995,148
      1,551,695           469,167             189,728         8,628,077     13,118,048         11,578        589,992

See accompanying notes to financial statements.

                                     F-11

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                                                                                          GOLDMAN SACHS
                                                                                                             VARIABLE
                                                                                                            INSURANCE
                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)     TRUST
                                         ---------------------------------------------------------------- --------------
                                                                            TEMPLETON                     GOLDMAN SACHS
                                           TEMPLETON        TEMPLETON         GLOBAL        TEMPLETON       GOVERNMENT
                                          FOREIGN VIP      FOREIGN VIP         BOND         GROWTH VIP     MONEY MARKET
                                            FUND --          FUND --       VIP FUND --       FUND --         FUND --
                                         CLASS 1 SHARES   CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $4,226,190         $186,089      $3,655,372      $6,310,482    $129,133,710
Dividend receivable                                  --               --              --              --             676
Receivable for units sold                            --               --              --              --         639,752
TOTAL ASSETS                                  4,226,190          186,089       3,655,372       6,310,482     129,774,138

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           171                8             136             268           5,541
Payable for units withdrawn                      45,319                2             292           2,945              --
TOTAL LIABILITIES                                45,490               10             428           3,213           5,541

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           4,173,373          186,079       3,568,827       6,307,186     129,458,648
Variable annuity contract owners in the
annuitization period                              7,327               --          86,117              83         309,949
NET ASSETS                                   $4,180,700         $186,079      $3,654,944      $6,307,269    $129,768,597

Investments in securities at cost            $4,450,896         $195,201      $4,387,837      $6,795,692    $129,133,710
Shares outstanding                              311,436           14,013         252,269         564,949     129,133,710

                                                              JANUS ASPEN SERIES (CONTINUED)
                                         -------------------------------------------------------------------------

                                                            JANUS                        JANUS
                                             JANUS        HENDERSON       JANUS        HENDERSON        JANUS
                                           HENDERSON     ENTERPRISE     HENDERSON    FLEXIBLE BOND HENDERSON FORTY
                                            BALANCED    PORTFOLIO --    ENTERPRISE   PORTFOLIO --   PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL  INSTITUTIONAL
                                         SERVICE SHARES    SHARES     SERVICE SHARES    SHARES         SHARES
------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)        $103,849,970   $48,797,982     $5,742,929    $9,309,851     $44,685,794
Dividend receivable                                  --            --             --            --              --
Receivable for units sold                            --            --             15            --              --
TOTAL ASSETS                                103,849,970    48,797,982      5,742,944     9,309,851      44,685,794

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         5,056         1,893            239           367           1,787
Payable for units withdrawn                       7,517        21,548             --        73,043          39,604
TOTAL LIABILITIES                                12,573        23,441            239        73,410          41,391

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                          99,326,536    48,262,096      5,683,919     9,174,854      44,136,532
Variable annuity contract owners in the
annuitization period                          4,510,861       512,445         58,786        61,587         507,871
NET ASSETS                                 $103,837,397   $48,774,541     $5,742,705    $9,236,441     $44,644,403

Investments in securities at cost           $73,021,421   $25,857,237     $3,228,407    $8,820,497     $28,204,101
Shares outstanding                            2,252,711       517,970         65,663       730,184         783,961

See accompanying notes to financial statements.

                                     F-12

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

GOLDMAN SACHS VARIABLE INSURANCE                                                                   JANUS ASPEN
     TRUST (CONTINUED)                               JPMORGAN INSURANCE TRUST                        SERIES
---------------------------------------------------------------------------------------------------------------
                                                                         JPMORGAN      JPMORGAN       JANUS
GOLDMAN SACHS    GOLDMAN SACHS       JPMORGAN           JPMORGAN        INSURANCE     INSURANCE     HENDERSON
  LARGE CAP         MID CAP          INSURANCE         INSURANCE          TRUST         TRUST       BALANCED
VALUE FUND --    VALUE FUND --      TRUST CORE       TRUST MID CAP    SMALL CAP CORE U.S. EQUITY  PORTFOLIO --
INSTITUTIONAL    INSTITUTIONAL   BOND PORTFOLIO -- VALUE PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- INSTITUTIONAL
   SHARES           SHARES            CLASS 1           CLASS 1          CLASS 1       CLASS 1       SHARES
---------------------------------------------------------------------------------------------------------------

   $5,868,187      $30,794,359          $2,375,748           $228,567       $162,485   $1,145,663   $67,653,787
           --               --                  --                 --             --           --            --
           --               --                  86                 --             --           --            --
    5,868,187       30,794,359           2,375,834            228,567        162,485    1,145,663    67,653,787

          230            1,242                 122                 12              9           60         2,617
          387           26,191                  --                 10             27           56        32,829
          617           27,433                 122                 22             36          116        35,446

    5,802,348       30,603,886           1,539,606            160,643         93,619      701,046    66,847,664
       65,222          163,040             836,106             67,902         68,830      444,501       770,677
   $5,867,570      $30,766,926          $2,375,712           $228,545       $162,449   $1,145,547   $67,618,341

   $6,272,758      $26,587,183          $2,241,119           $206,054       $126,171     $811,934   $45,399,813
      633,030        1,787,252             199,979             20,989          6,739       30,633     1,552,404

                                   JANUS ASPEN SERIES (CONTINUED)
-----------------------------------------------------------------------------------------------------
                   JANUS                        JANUS
                 HENDERSON       JANUS        HENDERSON        JANUS                        JANUS
    JANUS         GLOBAL       HENDERSON        GLOBAL       HENDERSON       JANUS        HENDERSON
  HENDERSON      RESEARCH        GLOBAL       TECHNOLOGY     OVERSEAS      HENDERSON      RESEARCH
    FORTY      PORTFOLIO --     RESEARCH    AND INNOVATION PORTFOLIO --     OVERSEAS    PORTFOLIO --
 PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --   PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL
SERVICE SHARES    SHARES     SERVICE SHARES SERVICE SHARES    SHARES     SERVICE SHARES    SHARES
-----------------------------------------------------------------------------------------------------

   $16,225,705   $38,573,255     $3,063,896    $12,498,335   $20,469,357     $2,298,466   $47,485,166
            --            --             --             --            --             --            --
           245            --            183             --            --             --            --
    16,225,950    38,573,255      3,064,079     12,498,335    20,469,357      2,298,466    47,485,166

           621         1,478            128            507           819             97         1,821
            --         1,707             --              7            95              9         3,047
           621         3,185            128            514           914            106         4,868

    16,199,571    38,170,943      3,052,304     12,408,278    20,238,879      2,298,199    47,163,270
        25,758       399,127         11,647         89,543       229,564            161       317,028
   $16,225,329   $38,570,070     $3,063,951    $12,497,821   $20,468,443     $2,298,360   $47,480,298

   $11,105,637   $21,068,471     $1,659,161     $6,230,298   $19,500,025     $1,893,382   $27,478,666
       306,377       606,307         49,418        609,675       535,707         62,834       962,212

See accompanying notes to financial statements.

                                     F-13

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)        LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         -------------- ---------------------------------------------------

                                                        CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                             JANUS        VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                           HENDERSON     AGGRESSIVE    DIVIDEND     DIVIDEND    LARGE CAP
                                            RESEARCH       GROWTH      STRATEGY     STRATEGY      VALUE
                                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                         SERVICE SHARES   CLASS II     CLASS I      CLASS II     CLASS I
-----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $3,409,129   $5,984,760   $4,072,036   $4,507,866  $13,836,919
Dividend receivable                                  --           --           --           --           --
Receivable for units sold                           216           --           --           --           15
TOTAL ASSETS                                  3,409,345    5,984,760    4,072,036    4,507,866   13,836,934

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           145          259          162          235          585
Payable for units withdrawn                          --            2           --           62           --
TOTAL LIABILITIES                                   145          261          162          297          585

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           3,197,827    5,916,925    4,071,874    4,298,717   13,821,133
Variable annuity contract owners in the
annuitization period                            211,373       67,574           --      208,852       15,216
NET ASSETS                                   $3,409,200   $5,984,499   $4,071,874   $4,507,569  $13,836,349

Investments in securities at cost            $2,032,278   $5,298,253   $2,915,500   $3,238,207  $13,148,291
Shares outstanding                               71,351      202,942      184,255      203,240      697,425

                                                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                         --------------------------------------------------------------------------
                                                        INTERNATIONAL    LONG-TERM
                                                        BOND PORTFOLIO      U.S.           LOW           TOTAL
                                           HIGH YIELD    (U.S. DOLLAR    GOVERNMENT      DURATION        RETURN
                                          PORTFOLIO --    HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                         ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                                          CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)         $31,406,411     $1,667,508    $51,171,545    $86,791,660   $141,832,175
Dividend receivable                             127,340          1,387         72,901         48,016        238,642
Receivable for units sold                            --            189            218          2,631             --
TOTAL ASSETS                                 31,533,751      1,669,084     51,244,664     86,842,307    142,070,817

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         1,414             71          2,382          4,095          6,280
Payable for units withdrawn                       2,319             --             --             --         80,381
TOTAL LIABILITIES                                 3,733             71          2,382          4,095         86,661

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                          30,566,098      1,649,051     48,799,448     82,834,500    138,396,437
Variable annuity contract owners in the
annuitization period                            963,920         19,962      2,442,834      4,003,712      3,587,719
NET ASSETS                                  $31,530,018     $1,669,013    $51,242,282    $86,838,212   $141,984,156

Investments in securities at cost           $30,101,855     $1,565,495    $47,710,252    $86,193,033   $135,300,931
Shares outstanding                            3,920,900        148,355      3,464,560      8,361,432     12,237,461

See accompanying notes to financial statements.

                                     F-14

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                                                                               PIMCO
                                                                                             VARIABLE
           MFS(R) VARIABLE INSURANCE TRUST             MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST
---------------------------------------------------------------------------------------------------------
                                                                           MFS(R)
                                                                        MASSACHUSETTS
    MFS(R)       MFS(R) NEW  MFS(R) TOTAL    MFS(R)       MFS(R)          INVESTORS
   INVESTORS     DISCOVERY      RETURN     UTILITIES      INCOME        GROWTH STOCK         ALL ASSET
TRUST SERIES --  SERIES --    SERIES --    SERIES --   PORTFOLIO --     PORTFOLIO --        PORTFOLIO--
    SERVICE       SERVICE      SERVICE      SERVICE      SERVICE           SERVICE            ADVISOR
 CLASS SHARES   CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES     CLASS SHARES       CLASS SHARES
---------------------------------------------------------------------------------------------------------

     $5,012,300  $23,357,166  $37,029,612  $11,722,983      $25,506        $6,819,978          $4,417,048
             --           --           --           --           --                --                  --
             43           --           --          518           --               594                  --
      5,012,343   23,357,166   37,029,612   11,723,501       25,506         6,820,572           4,417,048

            209          974        1,916          492            1               285                 190
             --          937        6,104           --           --                --                   1
            209        1,911        8,020          492            1               285                 191

      5,003,558   23,336,442   35,599,814   11,712,684       25,505         6,796,219           4,416,857
          8,576       18,813    1,421,778       10,325           --            24,068                  --
     $5,012,134  $23,355,255  $37,021,592  $11,723,009      $25,505        $6,820,287          $4,416,857

     $3,214,534  $16,870,651  $31,372,246   $9,218,753      $23,777        $5,029,155          $4,201,810
        139,269      989,291    1,452,142      337,936        2,445           276,448             394,027

 RYDEX VARIABLE
     TRUST                          STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------
                                   PREMIER
                                    GROWTH      REAL ESTATE     S&P 500(R)     SMALL-CAP        TOTAL
                     INCOME         EQUITY       SECURITIES       INDEX          EQUITY         RETURN
                     V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.
NASDAQ -- 100(R)    FUND --        FUND --        FUND --        FUND --        FUND --        FUND --
      FUND       CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES
----------------------------------------------------------------------------------------------------------

      $7,046,000    $14,902,436    $32,006,734    $37,561,914   $145,961,700    $29,198,920   $730,302,310
              --             --             --             --             --             --             --
              33             --            469             --             --             --             --
       7,046,033     14,902,436     32,007,203     37,561,914    145,961,700     29,198,920    730,302,310

             289            612          1,334          1,595          5,890          1,226         32,555
              --            464             --         32,605          1,390         38,700        105,627
             289          1,076          1,334         34,200          7,280         39,926        138,182

       7,045,744     14,637,381     31,751,534     36,713,627    145,204,567     29,074,994    282,676,573
              --        263,979        254,335        814,087        749,853         84,000    447,487,555
      $7,045,744    $14,901,360    $32,005,869    $37,527,714   $145,954,420    $29,158,994   $730,164,128

      $4,160,390    $14,019,947    $23,410,437    $39,122,350    $97,294,796    $26,054,657   $738,739,796
         112,197      1,194,105        260,302      3,124,951      2,921,571      1,991,741     43,914,751

See accompanying notes to financial statements.

                                     F-15

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                         STATE STREET VARIABLE INSURANCE                                   THE PRUDENTIAL
                                         SERIES FUNDS, INC. (CONTINUED)        THE ALGER PORTFOLIOS          SERIES FUND
                                         ------------------------------- --------------------------------- ---------------

                                             TOTAL            U.S.            ALGER            ALGER          JENNISON
                                             RETURN          EQUITY         LARGE CAP        SMALL CAP          20/20
                                             V.I.S.          V.I.S.           GROWTH           GROWTH           FOCUS
                                            FUND --         FUND --        PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                         CLASS 3 SHARES  CLASS 1 SHARES  CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)        $416,173,471     $22,659,353       $37,762,905      $25,198,481      $5,747,938
Dividend receivable                                  --              --                --               --              --
Receivable for units sold                            --              --                --               --              --
TOTAL ASSETS                                416,173,471      22,659,353        37,762,905       25,198,481       5,747,938

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                        21,710             933             1,492            1,004             241
Payable for units withdrawn                     101,742           3,074             1,632           39,700              60
TOTAL LIABILITIES                               123,452           4,007             3,124           40,704             301

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                         349,485,028      22,647,949        37,420,939       24,811,556       5,744,006
Variable annuity contract owners in the
annuitization period                         66,564,991           7,397           338,842          346,221           3,631
NET ASSETS                                 $416,050,019     $22,655,346       $37,759,781      $25,157,777      $5,747,637

Investments in securities at cost          $414,000,888     $17,067,423       $22,965,263      $14,778,752      $2,020,362
Shares outstanding                           25,116,082         425,288           404,270          562,717         121,856

See accompanying notes to financial statements.

                                     F-16

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Assets and Liabilities -- Continued

                               December 31, 2020

                                                                  WELLS FARGO
             THE PRUDENTIAL SERIES FUND (CONTINUED)              VARIABLE TRUST
 ------------------------------------------------------------------------------
                                                  SP PRUDENTIAL   WELLS FARGO
                                       SP             U.S.             VT
                     NATURAL      INTERNATIONAL     EMERGING         OMEGA
    JENNISON        RESOURCES        GROWTH          GROWTH          GROWTH
  PORTFOLIO --    PORTFOLIO --    PORTFOLIO --    PORTFOLIO --      FUND --
 CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES    CLASS 2
 ------------------------------------------------------------------------------

      $9,860,885     $20,178,957             $--         $28,522     $3,955,894
              --              --              --              --             --
              --              --              --              --             --
       9,860,885      20,178,957              --          28,522      3,955,894

             420             933              --               1            164
             780          17,098              --              --              1
           1,200          18,031              --               1            165

       9,855,307      19,355,675              --          28,521      3,955,729
           4,378         805,251              --              --             --
      $9,859,685     $20,160,926             $--         $28,521     $3,955,729

      $5,307,602     $17,738,512             $--          $7,065     $2,672,375
          81,327         769,895              --           1,105         97,821

See accompanying notes to financial statements.

                                     F-17

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                         AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         ----------------------------------------------------------------------
                                              AB            AB
                                           BALANCED       GLOBAL          AB            AB             AB
                                            WEALTH       THEMATIC     GROWTH AND   INTERNATIONAL   LARGE CAP
                                           STRATEGY       GROWTH        INCOME         VALUE         GROWTH
                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                           CLASS B       CLASS B       CLASS B        CLASS B       CLASS B
                                         ------------  ------------  ------------  -------------  ------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                             2020          2020          2020          2020           2020
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                 $232,104        $9,614      $404,522       $311,073           $--
Mortality and expense risk and
administrative charges (note 4a)              193,223        33,509       491,133        399,697       432,570
NET INVESTMENT INCOME (EXPENSE)                38,881       (23,895)      (86,611)       (88,624)     (432,570)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                     (307,543)      132,840       403,934     (1,033,388)      881,845
Change in unrealized appreciation
(depreciation)                                629,563       397,808    (2,607,594)       669,357     5,623,682
Capital gain distributions                    330,737       202,339     1,674,683             --     2,348,634
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                652,757       732,987      (528,977)      (364,031)    8,854,161

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   $691,638      $709,092     $(615,588)     $(452,655)   $8,421,591

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                       ----------------------------------------------------------------------------------------
                                                             INVESCO                             INVESCO
                                           INVESCO       OPPENHEIMER V.I.      INVESCO       OPPENHEIMER V.I.      INVESCO
                                       OPPENHEIMER V.I.       GLOBAL       OPPENHEIMER V.I.    MAIN STREET     OPPENHEIMER V.I.
                                            GLOBAL       STRATEGIC INCOME    MAIN STREET        SMALL CAP        TOTAL RETURN
                                           FUND --           FUND --          FUND(R) --        FUND(R) --       BOND FUND --
                                       SERIES II SHARES  SERIES I SHARES   SERIES II SHARES  SERIES II SHARES  SERIES I SHARES
                                       ----------------  ----------------  ----------------  ----------------  ----------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                             2020              2020              2020              2020              2020
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                   $486,833          $138,187          $192,909           $95,761          $253,609
Mortality and expense risk and
administrative charges (note 4a)              1,389,921            34,601         1,088,311           436,725           118,679
NET INVESTMENT INCOME (EXPENSE)                (903,088)          103,586          (895,402)         (340,964)          134,930

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss)                      2,622,943           (56,992)        8,235,428           403,645            27,108
Change in unrealized appreciation
(depreciation)                               20,199,259           (17,861)       (8,663,568)        4,704,240           502,042
Capital gain distributions                    4,037,176                --         1,633,711           381,860                --
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                        26,859,378           (74,853)        1,205,571         5,489,745           529,150

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                             $25,956,290           $28,733          $310,169        $5,148,781          $664,080

See accompanying notes to financial statements.

                                     F-18

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                         AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
                     INVESCO           INVESCO           INVESCO          INVESCO           INVESCO           INVESCO
      AB         OPPENHEIMER V.I.  OPPENHEIMER V.I.  OPPENHEIMER V.I. OPPENHEIMER V.I.  OPPENHEIMER V.I.  OPPENHEIMER V.I.
   SMALL CAP         CAPITAL           CAPITAL         CONSERVATIVE     CONSERVATIVE     DISCOVERY MID     DISCOVERY MID
    GROWTH         APPRECIATION      APPRECIATION        BALANCED         BALANCED         CAP GROWTH        CAP GROWTH
 PORTFOLIO --        FUND --           FUND --           FUND --          FUND --           FUND --           FUND --
    CLASS B      SERIES I SHARES   SERIES II SHARES  SERIES I SHARES  SERIES II SHARES  SERIES I SHARES   SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     2020              2020              2020              2020             2020              2020              2020
---------------------------------------------------------------------------------------------------------------------------

            $--               $--               $--          $212,351         $319,860            $9,431               $--

        334,511           364,561            76,294           136,716          336,118           325,853           152,436
       (334,511)         (364,561)          (76,294)           75,635          (16,258)         (316,422)         (152,436)

        723,044         1,287,499           285,463           219,435          914,888         1,159,031           119,120
      8,368,300         3,135,129           744,374           745,027          912,458         5,556,257         2,100,052
      2,145,105         3,892,808           641,090           235,959          404,255         1,965,977           749,778
     11,236,449         8,315,436         1,670,927         1,200,421        2,231,601         8,681,265         2,968,950

    $10,901,938        $7,950,875        $1,594,633        $1,276,056       $2,215,343        $8,364,843        $2,816,514

                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
    INVESCO          INVESCO                             INVESCO          INVESCO           INVESCO           INVESCO
     V.I.              V.I.            INVESCO            V.I.              V.I.              V.I.             V.I.
   AMERICAN          AMERICAN            V.I.             CORE           EQUITY AND       GLOBAL REAL       GOVERNMENT
   FRANCHISE        FRANCHISE          COMSTOCK          EQUITY            INCOME            ESTATE         SECURITIES
    FUND --          FUND --           FUND --           FUND --          FUND --           FUND --           FUND --
SERIES I SHARES  SERIES II SHARES  SERIES II SHARES  SERIES I SHARES  SERIES II SHARES  SERIES II SHARES  SERIES I SHARES
-------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
     2020              2020              2020             2020              2020              2020             2020
-------------------------------------------------------------------------------------------------------------------------

        $14,759               $--          $401,695          $76,970          $361,001            $8,965              $--
        335,310            73,028           295,024          904,288           312,931             3,485               --
       (320,551)          (73,028)          106,671         (827,318)           48,070             5,480               --

        748,574           829,661          (448,314)      (1,342,102)         (134,232)           (3,887)              --
      5,005,443           524,941        (1,073,073)          17,367           423,897           (29,551)              --
      1,539,947           344,680           499,459        1,327,785           746,288             5,463               --
      7,293,964         1,699,282        (1,021,928)           3,050         1,035,953           (27,975)              --

     $6,973,413        $1,626,254         $(915,257)       $(824,268)       $1,084,023          $(22,495)             $--

See accompanying notes to financial statements.

                                     F-19

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                                                                                  AMERICAN
                                                                                                   CENTURY
                                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE         VARIABLE
                                                    INSURANCE FUNDS) (CONTINUED)             PORTFOLIOS II, INC.
                                         --------------------------------------------------- -------------------

                                             INVESCO                           INVESCO
                                               V.I.            INVESCO           V.I.                VP
                                          INTERNATIONAL         V.I.            VALUE             INFLATION
                                              GROWTH         TECHNOLOGY     OPPORTUNITIES        PROTECTION
                                             FUND --           FUND --         FUND --             FUND --
                                         SERIES II SHARES  SERIES I SHARES SERIES II SHARES       CLASS II
                                         ----------------  --------------- ----------------  -------------------
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                               2020             2020             2020               2020
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $240,915              $--           $3,148             $305,178
Mortality and expense risk and
administrative charges (note 4a)                  430,108               --           54,725              450,702
NET INVESTMENT INCOME (EXPENSE)                  (189,193)              --          (51,577)            (145,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        2,495,730               --         (327,689)             853,052
Change in unrealized appreciation
(depreciation)                                 (2,636,159)              --          397,832            1,171,533
Capital gain distributions                        262,606               --          162,362                   --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    122,177               --          232,505            2,024,585

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $(67,016)             $--         $180,928           $1,879,061
                                             AMERICAN
                                             CENTURY
                                             VARIABLE
                                         PORTFOLIOS, INC.
                                         ----------------

                                                VP
                                           DISCIPLINED
                                            CORE VALUE
                                             FUND --
                                             CLASS I
                                         ----------------
                                            YEAR ENDED
                                           DECEMBER 31,
                                               2020
---------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                       $8,708
Mortality and expense risk and
administrative charges (note 4a)                    8,379
NET INVESTMENT INCOME (EXPENSE)                       329

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                            8,597
Change in unrealized appreciation
(depreciation)                                     48,627
Capital gain distributions                         16,232
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                     73,456

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                        $73,785

                                                                                                      COLUMBIA FUNDS
                                           BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)     VARIABLE SERIES TRUST II
                                         ----------------------------------------------------- ----------------------------
                                                                                BLACKROCK                       COLUMBIA
                                            BLACKROCK         BLACKROCK         LARGE CAP                       VARIABLE
                                              BASIC             GLOBAL            FOCUS        CTIVP/SM/ --   PORTFOLIO --
                                              VALUE           ALLOCATION          GROWTH       LOOMIS SAYLES    OVERSEAS
                                               V.I.              V.I.              V.I.           GROWTH          CORE
                                             FUND --           FUND --           FUND --          FUND --       FUND --
                                         CLASS III SHARES  CLASS III SHARES  CLASS III SHARES     CLASS 1       CLASS 2
                                         ----------------  ----------------  ----------------  -------------  ------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2020              2020              2020            2020           2020
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $129,114        $2,325,380               $--            $--      $166,477
Mortality and expense risk and
administrative charges (note 4a)                  295,361         3,520,696           137,131      1,137,062       185,248
NET INVESTMENT INCOME (EXPENSE)                  (166,247)       (1,195,316)         (137,131)    (1,137,062)      (18,771)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (3,755,509)        2,346,226           164,265      5,839,706      (157,144)
Change in unrealized appreciation
(depreciation)                                    642,189        19,249,199         2,300,186     15,016,336       754,562
Capital gain distributions                        432,206        11,461,951           691,085             --       141,979
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (2,681,114)       33,057,376         3,155,536     20,856,042       739,397

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(2,847,361)      $31,862,060        $3,018,405    $19,718,980      $720,626

See accompanying notes to financial statements.

                                     F-20

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                                                                                            BLACKROCK
                                                                                                         VARIABLE SERIES
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)                    BNY MELLON                       FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                         BNY MELLON                         BNY MELLON
                                                         INVESTMENT        BNY MELLON        VARIABLE       BLACKROCK
                                                       PORTFOLIOS --      SUSTAINABLE       INVESTMENT      ADVANTAGE
     VP                 VP                VP               MIDCAP             U.S.           FUND --        U.S. TOTAL
INTERNATIONAL        ULTRA(R)           VALUE              STOCK             EQUITY         GOVERNMENT        MARKET
   FUND --           FUND --           FUND --          PORTFOLIO --   PORTFOLIO, INC. --  MONEY MARKET    V.I. FUND --
   CLASS I           CLASS I           CLASS I         INITIAL SHARES    INITIAL SHARES     PORTFOLIO    CLASS III SHARES
--------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED         YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
DECEMBER 31,       DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2020               2020              2020               2020              2020             2020            2020
--------------------------------------------------------------------------------------------------------------------------

       $2,576               $--            $1,312                $704             $85,583        $2,467           $56,163
        9,828             2,082               832               1,248             118,949        22,506            58,682
       (7,252)           (2,082)              480                (544)            (33,366)      (20,039)           (2,519)

       36,099            12,711             1,433                (247)            244,116            --           (60,617)
       86,673            35,775            (4,903)              6,644           1,244,697            --           324,967
        7,770             4,350             1,552                  --              92,874            --           370,542
      130,542            52,836            (1,918)              6,397           1,581,687            --           634,892

     $123,290           $50,754           $(1,438)             $5,853          $1,548,321      $(20,039)         $632,373

   DEUTSCHE
     DWS
   VARIABLE                                      EATON VANCE
   SERIES I     DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST         FEDERATED HERMES INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------
                                                                  FEDERATED       FEDERATED
                                     DWS                            HERMES          HERMES
     DWS                            SMALL                            HIGH            HIGH         FEDERATED
   CAPITAL           DWS           MID CAP            VT            INCOME          INCOME          HERMES
    GROWTH         CROCI(R)         VALUE       FLOATING-RATE        BOND            BOND          KAUFMANN
    VIP --       U.S. VIP --        VIP --          INCOME        FUND II --      FUND II --      FUND II --
CLASS B SHARES  CLASS B SHARES  CLASS B SHARES       FUND       PRIMARY SHARES  SERVICE SHARES  SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020            2020            2020            2020            2020            2020            2020
---------------------------------------------------------------------------------------------------------------

            $4            $936            $114      $1,281,089        $446,069        $526,799             $--
         2,732           2,131             162         626,529         110,032         137,289         379,793
        (2,728)         (1,195)            (48)        654,560         336,037         389,510        (379,793)

         7,830            (228)           (367)     (1,162,328)        (96,665)       (167,252)      1,243,778
        46,281           5,965            (550)         13,193          25,147          69,196       3,123,731
            92           2,401             839              --              --              --       1,757,699
        54,203           8,138             (78)     (1,149,135)        (71,518)        (98,056)      6,125,208

       $51,475          $6,943           $(126)      $(494,575)       $264,519        $291,454      $5,745,415

See accompanying notes to financial statements.

                                     F-21

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                           FEDERATED
                                             HERMES
                                           INSURANCE
                                             SERIES
                                          (CONTINUED)             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         --------------  --------------------------------------------------------------
                                           FEDERATED
                                             HERMES           VIP            VIP
                                            MANAGED          ASSET          ASSET             VIP             VIP
                                           VOLATILITY     MANAGER/SM/    MANAGER/SM/       BALANCED      CONTRAFUND(R)
                                           FUND II --    PORTFOLIO --   PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                         PRIMARY SHARES  INITIAL CLASS SERVICE CLASS 2  SERVICE CLASS 2  INITIAL CLASS
                                         --------------  ------------- ---------------  ---------------  -------------
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                              2020           2020           2020             2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                   $217,164       $541,744         $63,692         $820,676       $250,915
Mortality and expense risk and
administrative charges (note 4a)                120,698        444,027          91,525        1,201,140      1,453,702
NET INVESTMENT INCOME (EXPENSE)                  96,466         97,717         (27,833)        (380,464)    (1,202,787)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                         88,099         82,536          30,651        2,250,496      5,020,862
Change in unrealized appreciation
(depreciation)                                 (295,089)     3,936,923         535,576        9,596,306     21,795,335
Capital gain distributions                           --        477,563          66,920          945,684        525,997
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (206,990)     4,497,022         633,147       12,792,486     27,342,194

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(110,524)    $4,594,739        $605,314      $12,412,022    $26,139,407

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -------------------------------------------------------------------------------
                                               VIP                                              VIP
                                             GROWTH            VIP             VIP          INVESTMENT         VIP
                                          OPPORTUNITIES      GROWTH          GROWTH         GRADE BOND       MID CAP
                                          PORTFOLIO --    PORTFOLIO --    PORTFOLIO --     PORTFOLIO --   PORTFOLIO --
                                         SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2  SERVICE CLASS 2 INITIAL CLASS
                                         ---------------  -------------  ---------------  --------------- -------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                              2020            2020            2020             2020           2020
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                         $--        $49,751           $9,543       $1,460,304           $44
Mortality and expense risk and
administrative charges (note 4a)                 657,424        884,910          293,250        1,218,030            50
NET INVESTMENT INCOME (EXPENSE)                 (657,424)      (835,159)        (283,707)         242,274            (6)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       2,897,566      4,189,002        2,062,978          962,482            (1)
Change in unrealized appreciation
(depreciation)                                19,357,208     14,015,759        2,594,916        3,482,725         1,234
Capital gain distributions                     1,222,990      6,291,377        2,135,045           28,311            --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                23,477,764     24,496,138        6,792,939        4,473,518         1,233

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   $22,820,340    $23,660,979       $6,509,232       $4,715,792        $1,227

See accompanying notes to financial statements.

                                     F-22

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                       VIP
                     DYNAMIC                                          VIP             VIP             VIP
      VIP            CAPITAL           VIP             VIP         GROWTH &        GROWTH &         GROWTH
 CONTRAFUND(R)    APPRECIATION    EQUITY-INCOME   EQUITY-INCOME     INCOME          INCOME       OPPORTUNITIES
 PORTFOLIO --     PORTFOLIO --    PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
SERVICE CLASS 2  SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2 INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020             2020            2020            2020           2020            2020            2020
---------------------------------------------------------------------------------------------------------------

        $79,879             $929     $1,137,203       $1,844,519      $318,863         $273,027         $2,188

      1,399,725           30,904        877,216        1,491,215       219,976          219,546        227,278
     (1,319,846)         (29,975)       259,987          353,304        98,887           53,481       (225,090)

      9,912,137           90,520       (101,392)         163,105       617,626         (325,228)     2,000,982
     12,907,686          474,387       (373,575)       9,793,020      (918,101)        (279,880)     5,806,524
        527,534           29,259      3,031,585        2,799,017       866,631          835,876        910,801
     23,347,357          594,166      2,556,618       12,755,142       566,156          230,768      8,718,307

    $22,027,511         $564,191     $2,816,605      $13,108,446      $665,043         $284,249     $8,493,217

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------
                                            VIP                                             FRANKLIN        FRANKLIN
      VIP                VIP               VALUE            FRANKLIN        FRANKLIN       LARGE CAP         MUTUAL
    MID CAP           OVERSEAS          STRATEGIES         ALLOCATION        INCOME          GROWTH          SHARES
 PORTFOLIO --       PORTFOLIO --       PORTFOLIO --       VIP FUND --     VIP FUND --     VIP FUND --     VIP FUND --
SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2    CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020               2020               2020               2020            2020            2020            2020
------------------------------------------------------------------------------------------------------------------------

       $250,713           $49,072             $22,501          $688,357     $11,549,438             $--        $260,103

      1,108,251           155,202              32,338           888,331       3,910,534           3,793         140,800
       (857,538)         (106,130)             (9,837)         (199,974)      7,638,904          (3,793)        119,303

     (2,342,418)          376,382             (26,007)       (2,281,845)     (2,694,716)         19,167        (141,594)
      8,193,051         1,187,781             104,118        (5,755,160)     (9,841,362)         53,905        (991,011)
             --            52,326             112,283        12,264,891         163,594          15,412         361,614
      5,850,633         1,616,489             190,394         4,227,886     (12,372,484)         88,484        (770,991)

     $4,993,095        $1,510,359            $180,557        $4,027,912     $(4,733,580)        $84,691       $(651,688)

See accompanying notes to financial statements.

                                     F-23

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                                                                                          GOLDMAN SACHS
                                                                                                             VARIABLE
                                                                                                            INSURANCE
                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)     TRUST
                                         ---------------------------------------------------------------  --------------
                                                                                                          GOLDMAN SACHS
                                                                            TEMPLETON                       GOVERNMENT
                                           TEMPLETON        TEMPLETON         GLOBAL        TEMPLETON         MONEY
                                            FOREIGN          FOREIGN           BOND           GROWTH          MARKET
                                          VIP FUND --      VIP FUND --     VIP FUND --     VIP FUND --       FUND --
                                         CLASS 1 SHARES   CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  SERVICE SHARES
                                         --------------   --------------  --------------  --------------  --------------
                                           YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020             2020            2020            2020            2020
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                      $140,943          $16,956        $358,229        $186,709        $316,881
Mortality and expense risk and
administrative charges (note 4a)                 57,957            6,108          57,746          94,979       2,039,803
NET INVESTMENT INCOME (EXPENSE)                  82,986           10,848         300,483          91,730      (1,722,922)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (180,024)         (76,361)       (200,954)       (335,398)             --
Change in unrealized appreciation
(depreciation)                                  (90,643)          (3,942)       (403,083)        432,188              --
Capital gain distributions                           --               --              --              --              --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (270,667)         (80,303)       (604,037)         96,790              --

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(187,681)        $(69,455)      $(303,554)       $188,520     $(1,722,922)

                                                               JANUS ASPEN SERIES (CONTINUED)
                                         --------------------------------------------------------------------------

                                                            JANUS                          JANUS         JANUS
                                             JANUS        HENDERSON        JANUS         HENDERSON     HENDERSON
                                           HENDERSON     ENTERPRISE      HENDERSON     FLEXIBLE BOND     FORTY
                                            BALANCED    PORTFOLIO --     ENTERPRISE    PORTFOLIO --  PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL   PORTFOLIO --   INSTITUTIONAL INSTITUTIONAL
                                         SERVICE SHARES    SHARES      SERVICE SHARES     SHARES        SHARES
                                         -------------- -------------  --------------  ------------- -------------
                                           YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2020          2020            2020           2020          2020
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $2,046,837       $49,564          $2,277       $265,201      $274,996
Mortality and expense risk and
administrative charges (note 4a)              1,776,600       616,383          79,415        133,092       570,062
NET INVESTMENT INCOME (EXPENSE)                 270,237      (566,819)        (77,138)       132,109      (295,066)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                      4,947,054     3,076,235         397,977         48,331     2,067,788
Change in unrealized appreciation
(depreciation)                                5,007,105     1,584,474          98,905        590,381     8,364,397
Capital gain distributions                      923,575     3,095,511         386,473             --     2,589,471
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               10,877,734     7,756,220         883,355        638,712    13,021,656

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  $11,147,971    $7,189,401        $806,217       $770,821   $12,726,590

See accompanying notes to financial statements.

                                     F-24

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

GOLDMAN SACHS VARIABLE INSURANCE                                                                  JANUS ASPEN
      TRUST (CONTINUED)                             JPMORGAN INSURANCE TRUST                        SERIES
--------------------------------------------------------------------------------------------------------------
   GOLDMAN          GOLDMAN        JPMORGAN                                                          JANUS
    SACHS            SACHS        INSURANCE      JPMORGAN         JPMORGAN         JPMORGAN        HENDERSON
  LARGE CAP         MID CAP         TRUST     INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST    BALANCED
VALUE FUND --    VALUE FUND --    CORE BOND    MID CAP VALUE   SMALL CAP CORE     U.S. EQUITY    PORTFOLIO --
INSTITUTIONAL    INSTITUTIONAL   PORTFOLIO --  PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    INSTITUTIONAL
   SHARES           SHARES         CLASS 1        CLASS 1          CLASS 1          CLASS 1         SHARES
--------------------------------------------------------------------------------------------------------------
 YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
DECEMBER 31,     DECEMBER 31,    DECEMBER 31,  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2020             2020            2020          2020             2020             2020            2020
--------------------------------------------------------------------------------------------------------------

      $75,875         $171,970        $44,740          $4,745             $879           $9,668     $1,550,991

       76,919          404,040         44,179           5,032            2,263           22,398        919,381
       (1,044)        (232,070)           561            (287)          (1,384)         (12,730)       631,610

     (157,628)         (35,720)        50,114         (17,627)           3,944          125,908      3,486,841
      205,789        1,538,064         84,775         (12,536)          28,114           53,085      2,987,255
       99,855          436,812             --          19,798            5,788           77,969        638,662
      148,016        1,939,156        134,889         (10,365)          37,846          256,962      7,112,758

     $146,972       $1,707,086       $135,450        $(10,652)         $36,462         $244,232     $7,744,368

                                        JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                      JANUS
                     JANUS                          HENDERSON         JANUS                          JANUS
    JANUS          HENDERSON          JANUS           GLOBAL        HENDERSON        JANUS         HENDERSON
  HENDERSON     GLOBAL RESEARCH     HENDERSON     TECHNOLOGY AND    OVERSEAS       HENDERSON       RESEARCH
    FORTY        PORTFOLIO --    GLOBAL RESEARCH    INNOVATION    PORTFOLIO --      OVERSEAS     PORTFOLIO --
 PORTFOLIO --    INSTITUTIONAL    PORTFOLIO --     PORTFOLIO --   INSTITUTIONAL   PORTFOLIO --   INSTITUTIONAL
SERVICE SHARES      SHARES       SERVICE SHARES   SERVICE SHARES     SHARES      SERVICE SHARES     SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
     2020            2020             2020             2020           2020            2020           2020
---------------------------------------------------------------------------------------------------------------

       $89,959         $277,587          $17,610            $324       $235,903         $24,248       $225,376

       222,277          479,235           42,441         161,394        256,220          30,793        587,906
      (132,318)        (201,648)         (24,831)       (161,070)       (20,317)         (6,545)      (362,530)

       639,310        2,142,010          168,809       1,382,872       (519,807)          3,628      2,132,907
     3,125,632        2,184,457          186,284       2,307,495      3,035,923         277,534      6,625,426
     1,019,015        1,793,620          149,755         939,627             --              --      3,350,410
     4,783,957        6,120,087          504,848       4,629,994      2,516,116         281,162     12,108,743

    $4,651,639       $5,918,439         $480,017      $4,468,924     $2,495,799        $274,617    $11,746,213

See accompanying notes to financial statements.

                                     F-25

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)           LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         --------------  -------------------------------------------------------

                                                         CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE
                                             JANUS         VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           HENDERSON      AGGRESSIVE     DIVIDEND      DIVIDEND     LARGE CAP
                                            RESEARCH        GROWTH       STRATEGY      STRATEGY       VALUE
                                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                         SERVICE SHARES    CLASS II      CLASS I       CLASS II      CLASS I
                                         --------------  ------------  ------------  ------------  ------------
                                           YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2020           2020          2020          2020          2020
----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                       $11,364       $30,659       $54,111       $57,876      $176,626
Mortality and expense risk and
administrative charges (note 4a)                 49,541        85,097        56,592        94,521       200,046
NET INVESTMENT INCOME (EXPENSE)                 (38,177)      (54,438)       (2,481)      (36,645)      (23,420)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        327,625        81,984       160,856       647,556        90,276
Change in unrealized appreciation
(depreciation)                                  307,844       302,240       (17,590)     (610,744)   (1,118,490)
Capital gain distributions                      271,600       510,234        33,647        40,185     1,383,122
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                  907,069       894,458       176,913        76,997       354,908

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $868,892      $840,020      $174,432       $40,352      $331,488

                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                         ------------------------------------------------------------------------------
                                                         INTERNATIONAL     LONG-TERM
                                                         BOND PORTFOLIO       U.S.            LOW            TOTAL
                                           HIGH YIELD     (U.S. DOLLAR     GOVERNMENT       DURATION         RETURN
                                          PORTFOLIO --     HEDGED) --     PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
                                         ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE
                                          CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES
                                         --------------  --------------  --------------  --------------  --------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020            2020            2020            2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $1,814,992        $107,613        $729,793        $613,794      $3,108,946
Mortality and expense risk and
administrative charges (note 4a)                622,143          27,254         735,486       1,012,864       2,364,741
NET INVESTMENT INCOME (EXPENSE)               1,192,849          80,359          (5,693)       (399,070)        744,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (109,421)         15,350       3,042,219         (21,540)      1,705,942
Change in unrealized appreciation
(depreciation)                                 (137,292)        (29,458)      1,737,932         888,314       5,645,600
Capital gain distributions                           --              --         313,868              --       1,683,828
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (246,713)        (14,108)      5,094,019         866,774       9,035,370

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $946,136         $66,251      $5,088,326        $467,704      $9,779,575

See accompanying notes to financial statements.

                                     F-26

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                                                                                  PIMCO
                                                                                                VARIABLE
             MFS(R) VARIABLE INSURANCE TRUST              MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------
                                                                              MFS(R)
                                                                           MASSACHUSETTS
    MFS(R)        MFS(R) NEW   MFS(R) TOTAL    MFS(R)        MFS(R)          INVESTORS
   INVESTORS      DISCOVERY       RETURN     UTILITIES       INCOME        GROWTH STOCK         ALL ASSET
TRUST SERIES --   SERIES --     SERIES --    SERIES --    PORTFOLIO --     PORTFOLIO --       PORTFOLIO --
    SERVICE        SERVICE       SERVICE      SERVICE       SERVICE           SERVICE            ADVISOR
 CLASS SHARES    CLASS SHARES  CLASS SHARES CLASS SHARES  CLASS SHARES     CLASS SHARES       CLASS SHARES
-------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED       YEAR ENDED         YEAR ENDED
 DECEMBER 31,    DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
     2020            2020          2020         2020          2020             2020               2020
-------------------------------------------------------------------------------------------------------------

        $19,705           $--      $728,870     $251,070          $846           $13,700            $213,773

         71,272       280,195       669,307      178,240           352            98,349              69,179
        (51,567)     (280,195)       59,563       72,830           494           (84,649)            144,594

        174,783       240,332       637,310      313,300            22           389,299             (62,004)
        266,112     5,304,455       694,008     (394,583)        1,235           302,905             136,819
        142,006     1,953,595       949,165      297,067            --           602,288                  --
        582,901     7,498,382     2,280,483      215,784         1,257         1,294,492              74,815

       $531,334    $7,218,187    $2,340,046     $288,614        $1,751        $1,209,843            $219,409

RYDEX VARIABLE
     TRUST                             STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
                                   PREMIER
                                    GROWTH       REAL ESTATE      S&P 500(R)      SMALL-CAP         TOTAL
                     INCOME         EQUITY        SECURITIES        INDEX           EQUITY          RETURN
                     V.I.S.         V.I.S.          V.I.S.          V.I.S.          V.I.S.          V.I.S.
NASDAQ --100(R)     FUND --        FUND --         FUND --         FUND --         FUND --         FUND --
     FUND        CLASS 1 SHARES CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020             2020           2020            2020            2020            2020            2020
---------------------------------------------------------------------------------------------------------------

        $17,450        $330,496         $8,648        $185,625      $2,338,715             $--     $13,132,815

         90,510         205,443        443,224         579,800       2,029,487         369,986      11,209,621
        (73,060)        125,053       (434,576)       (394,175)        309,228        (369,986)      1,923,194

        273,658         194,418      1,317,802      (1,093,949)      9,650,183        (867,785)    (11,645,024)
      1,256,084         364,452      4,333,154      (1,525,878)     (1,659,718)      3,381,797      39,802,574
        696,325          43,770      2,802,061         498,643      10,890,636         803,829              --
      2,226,067         602,640      8,453,017      (2,121,184)     18,881,101       3,317,841      28,157,550

     $2,153,007        $727,693     $8,018,441     $(2,515,359)    $19,190,329      $2,947,855     $30,080,744

See accompanying notes to financial statements.

                                     F-27

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                         STATE STREET VARIABLE INSURANCE                                     THE PRUDENTIAL
                                         SERIES FUNDS, INC. (CONTINUED)         THE ALGER PORTFOLIOS           SERIES FUND
                                         ------------------------------- ----------------------------------- ---------------

                                             TOTAL            U.S.            ALGER             ALGER           JENNISON
                                             RETURN          EQUITY         LARGE CAP         SMALL CAP           20/20
                                             V.I.S.          V.I.S.           GROWTH            GROWTH            FOCUS
                                            FUND --         FUND --        PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                         CLASS 3 SHARES  CLASS 1 SHARES  CLASS I-2 SHARES  CLASS I-2 SHARES  CLASS II SHARES
                                         --------------  --------------  ----------------  ----------------  ---------------
                                           YEAR ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                              2020            2020             2020              2020             2020
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $6,504,671        $105,336           $54,846          $210,854              $--
Mortality and expense risk and
administrative charges (note 4a)              7,741,693         312,184           435,980           295,813           78,055
NET INVESTMENT INCOME (EXPENSE)              (1,237,022)       (206,848)         (381,134)          (84,959)         (78,055)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                     (7,613,364)        591,662         2,006,318         1,297,802          560,779
Change in unrealized appreciation
(depreciation)                               22,383,553       1,929,663         9,061,938         7,910,624          822,267
Capital gain distributions                           --       1,597,555         4,903,568         1,414,625               --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               14,770,189       4,118,880        15,971,824        10,623,051        1,383,046

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  $13,533,167      $3,912,032       $15,590,690       $10,538,092       $1,304,991

See accompanying notes to financial statements.

                                     F-28

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Operations -- Continued

                                                                    WELLS FARGO
              THE PRUDENTIAL SERIES FUND (CONTINUED)               VARIABLE TRUST
------------------------------------------------------------------ --------------
                                                   SP PRUDENTIAL    WELLS FARGO
                                        SP             U.S.              VT
                     NATURAL       INTERNATIONAL     EMERGING          OMEGA
   JENNISON         RESOURCES         GROWTH          GROWTH           GROWTH
 PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    PORTFOLIO --       FUND --
CLASS II SHARES  CLASS II SHARES  CLASS II SHARES CLASS II SHARES     CLASS 2
---------------  ---------------  --------------- ---------------  --------------
  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
     2020             2020             2020            2020             2020
----------------------------------------------------------------------------------

            $--              $--              $--             $--             $--

         97,669          427,318               --             346         118,514
        (97,669)        (427,318)              --            (346)       (118,514)

        735,225       (3,022,278)              --             253       1,921,551
      2,173,049        4,576,377               --           8,895         104,617
             --               --               --              --         661,478
      2,908,274        1,554,099               --           9,148       2,687,646

     $2,810,605       $1,126,781              $--          $8,802      $2,569,132

See accompanying notes to financial statements.

                                     F-29

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                            AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------------------
                                                    AB                        AB                        AB
                                              BALANCED WEALTH           GLOBAL THEMATIC             GROWTH AND
                                           STRATEGY PORTFOLIO --      GROWTH PORTFOLIO --       INCOME PORTFOLIO --
                                                  CLASS B                   CLASS B                   CLASS B
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $38,881      $58,707     $(23,895)    $(28,636)    $(86,611)   $(230,480)
Net realized gain (loss) on investments     (307,543)    (144,054)     132,840      137,912      403,934    1,489,351
Change in unrealized appreciation
(depreciation) on investments                629,563      489,266      397,808      278,491   (2,607,594)   2,625,475
Capital gain distributions                   330,737    1,431,565      202,339      116,397    1,674,683    4,681,527
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   691,638    1,835,484      709,092      504,164     (615,588)   8,565,873

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   5,724       37,136           --           70        2,259      132,304
Transfers for contract benefits and
terminations                              (1,266,828)  (1,127,876)    (148,658)    (291,795)  (3,273,397)  (5,095,178)
Administrative expenses                      (86,782)     (95,078)     (10,621)     (10,424)     (66,684)    (103,604)
Transfers between subaccounts
(including fixed account), net              (410,835)    (803,469)     (67,539)     (55,023)  (6,689,365)    (610,202)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,758,721)  (1,989,287)    (226,818)    (357,172) (10,027,187)  (5,676,680)
INCREASE (DECREASE) IN NET ASSETS         (1,067,083)    (153,803)     482,274      146,992  (10,642,775)   2,889,193
Net assets at beginning of year           12,049,691   12,203,494    2,134,932    1,987,940   43,446,118   40,556,925
Net assets at end of year                $10,982,608  $12,049,691   $2,617,206   $2,134,932  $32,803,343  $43,446,118

CHANGE IN UNITS (NOTE 5):
Units purchased                               62,166       33,087        4,321        4,338       81,120      255,200
Units redeemed                              (188,611)    (178,355)     (15,319)     (21,892)    (473,593)    (477,974)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                        (126,445)    (145,268)     (10,998)     (17,554)    (392,473)    (222,774)

See accompanying notes to financial statements.

                                     F-30

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                                                AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
             AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)                                INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------------
           AB                        AB                        AB                INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
      INTERNATIONAL               LARGE CAP                 SMALL CAP               V.I. CAPITAL              V.I. CAPITAL
   VALUE PORTFOLIO --        GROWTH PORTFOLIO --       GROWTH PORTFOLIO --      APPRECIATION FUND --      APPRECIATION FUND --
         CLASS B                   CLASS B                   CLASS B               SERIES I SHARES          SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------

   $(88,624)   $(275,296)   $(432,570)   $(377,344)   $(334,511)   $(214,398)   $(364,561)   $(326,336)    $(76,294)    $(65,683)
 (1,033,388)    (227,919)     881,845      574,843      723,044      175,625    1,287,499      962,278      285,463      126,217
    669,357    4,620,285    5,623,682    3,384,399    8,368,300    2,107,773    3,135,129    4,180,680      744,374      747,992
         --           --    2,348,634    3,225,641    2,145,105    1,934,385    3,892,808    2,273,320      641,090      418,261
   (452,655)   4,117,070    8,421,591    6,807,539   10,901,938    4,003,385    7,950,875    7,089,942    1,594,633    1,226,787

     16,510       66,843      358,102      442,472      228,571      390,024       12,655        4,745      110,083       59,446
 (2,043,127)  (3,097,932)  (1,190,578)  (1,891,182)  (1,931,702)  (1,061,945)  (2,391,712)  (3,513,692)    (160,115)    (262,938)
   (199,438)    (243,954)    (129,263)    (111,215)    (144,973)     (74,714)     (22,398)     (24,293)     (31,378)     (23,391)
 (4,841,383)    (341,257)    (974,117)    (416,539)   9,988,054     (666,766)  (1,438,508)    (470,945)   4,509,408     (346,759)
 (7,067,438)  (3,616,300)  (1,935,856)  (1,976,464)   8,139,950   (1,413,401)  (3,839,963)  (4,004,185)   4,427,998     (573,642)
 (7,520,093)     500,770    6,485,735    4,831,075   19,041,888    2,589,984    4,110,912    3,085,757    6,022,631      653,145
 29,281,105   28,780,335   26,580,976   21,749,901   14,854,595   12,264,611   25,294,837   22,209,080    4,417,946    3,764,801
$21,761,012  $29,281,105  $33,066,711  $26,580,976  $33,896,483  $14,854,595  $29,405,749  $25,294,837  $10,440,577   $4,417,946

  1,014,730      617,253       44,941       26,734      481,806       34,247       14,245       19,592      155,739       20,858
 (2,060,409)  (1,110,971)    (109,365)    (121,619)    (188,680)     (87,746)     (84,928)     (87,972)     (51,024)     (42,998)

 (1,045,679)    (493,718)     (64,424)     (94,885)     293,126      (53,499)     (70,683)     (68,380)     104,715      (22,140)

See accompanying notes to financial statements.

                                     F-31

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                            INVESCO OPPENHEIMER       INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
                                             V.I. CONSERVATIVE         V.I. CONSERVATIVE      V.I. DISCOVERY MID CAP
                                             BALANCED FUND --          BALANCED FUND --           GROWTH FUND --
                                              SERIES I SHARES          SERIES II SHARES           SERIES I SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $75,635      $90,062     $(16,258)     $24,052    $(316,422)   $(305,855)
Net realized gain (loss) on investments      219,435      134,753      914,888      431,776    1,159,031      995,496
Change in unrealized appreciation
(depreciation) on investments                745,027    1,061,056      912,458    1,741,755    5,556,257    3,427,138
Capital gain distributions                   235,959      158,222      404,255      292,203    1,965,977    2,879,233
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 1,276,056    1,444,093    2,215,343    2,489,786    8,364,843    6,996,012

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     455          973       16,594        8,685       30,536        3,004
Transfers for contract benefits and
terminations                                (704,757)  (1,124,819)  (2,512,185)  (1,834,907)  (2,679,427)  (2,979,319)
Administrative expenses                      (10,324)     (11,400)     (88,845)     (93,992)     (17,378)     (18,801)
Transfers between subaccounts
(including fixed account), net               224,914       92,244      697,912      909,558     (359,887)    (356,996)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (489,712)  (1,043,002)  (1,886,524)  (1,010,656)  (3,026,156)  (3,352,112)
INCREASE (DECREASE) IN NET ASSETS            786,344      401,091      328,819    1,479,130    5,338,687    3,643,900
Net assets at beginning of year            9,806,301    9,405,210   18,373,840   16,894,710   23,284,392   19,640,492
Net assets at end of year                $10,592,645   $9,806,301  $18,702,659  $18,373,840  $28,623,079  $23,284,392

CHANGE IN UNITS (NOTE 5):
Units purchased                               32,831       15,718      366,777      263,088       17,997       13,664
Units redeemed                               (46,691)     (61,074)    (514,637)    (353,599)     (62,042)     (69,149)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                         (13,860)     (45,356)    (147,860)     (90,511)     (44,045)     (55,485)

See accompanying notes to financial statements.

                                     F-32

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
----------------------------------------------------------------------------------------------------------
   INVESCO OPPENHEIMER                               INVESCO OPPENHEIMER V.I.
 V.I. DISCOVERY MID CAP      INVESCO OPPENHEIMER         GLOBAL STRATEGIC         INVESCO OPPENHEIMER
     GROWTH FUND --          V.I. GLOBAL FUND --          INCOME FUND --       V.I. MAIN STREET FUND(R) --
    SERIES II SHARES           SERIES II SHARES           SERIES I SHARES           SERIES II SHARES
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2020         2019         2020          2019         2020         2019         2020          2019
-----------------------------------------------------------------------------------------------------------

  $(152,436)   $(136,231)    $(903,088)   $(610,398)    $103,586      $66,986    $(895,402)   $(1,003,549)
    119,120       70,970     2,622,943    1,495,168      (56,992)     (45,106)   8,235,428      2,470,864
  2,100,052    1,581,828    20,199,259    6,492,872      (17,861)     222,626   (8,663,568)     9,362,247
    749,778    1,118,284     4,037,176    9,150,385           --           --    1,633,711     18,397,144
  2,816,514    2,634,851    25,956,290   16,528,027       28,733      244,506      310,169     29,226,706

    363,529      507,978       404,898      583,549       10,050        2,273       86,743        130,429
   (704,428)    (605,569)   (6,723,862)  (6,086,757)    (183,804)    (334,346)  (5,859,174)   (11,987,450)
    (43,984)     (40,916)     (604,438)    (383,600)      (3,031)      (3,812)    (546,634)      (988,335)
 (1,601,909)   1,246,703    38,750,960   (2,283,258)     (23,570)     (36,582) (89,108,264)   (10,840,588)
 (1,986,792)   1,108,196    31,827,558   (8,170,066)    (200,355)    (372,467) (95,427,329)   (23,685,944)
    829,722    3,743,047    57,783,848    8,357,961     (171,622)    (127,961) (95,117,160)     5,540,762
 10,683,408    6,940,361    67,455,449   59,097,488    2,627,637    2,755,598  112,320,026    106,779,264
$11,513,130  $10,683,408  $125,239,297  $67,455,449   $2,456,015   $2,627,637  $17,202,866   $112,320,026

     59,177       85,149     2,913,635      318,656       26,773        7,314      561,844        456,233
   (125,291)     (50,824)   (1,067,022)    (694,013)     (46,627)     (41,914)  (5,211,647)    (1,623,964)

    (66,114)      34,325     1,846,613     (375,357)     (19,854)     (34,600)  (4,649,803)    (1,167,731)

--------------------------
   INVESCO OPPENHEIMER
    V.I. MAIN STREET
  SMALL CAP FUND(R) --
    SERIES II SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

  $(340,964)   $(482,797)
    403,645      194,414
  4,704,240    3,861,143
    381,860    2,759,471
  5,148,781    6,332,231

     45,343      197,125
 (2,580,960)  (2,619,339)
   (195,319)    (210,618)
 (2,855,308)  (1,523,058)
 (5,586,244)  (4,155,890)
   (437,463)   2,176,341
 29,674,934   27,498,593
$29,237,471  $29,674,934

    278,953      164,776
   (447,225)    (321,224)

   (168,272)    (156,448)

See accompanying notes to financial statements.

                                     F-33

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                            INVESCO OPPENHEIMER
                                             V.I. TOTAL RETURN       INVESCO V.I. AMERICAN     INVESCO V.I. AMERICAN
                                               BOND FUND --            FRANCHISE FUND --         FRANCHISE FUND --
                                              SERIES I SHARES           SERIES I SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $134,930     $160,920    $(320,551)   $(299,562)    $(73,028)    $(79,488)
Net realized gain (loss) on investments       27,108      (85,620)     748,574      282,871      829,661      610,523
Change in unrealized appreciation
(depreciation) on investments                502,042      547,390    5,005,443    2,572,726      524,941      247,077
Capital gain distributions                        --           --    1,539,947    3,115,377      344,680      710,919
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   664,080      622,690    6,973,413    5,671,412    1,626,254    1,489,031

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  32,938        2,400      318,780      456,438           --           --
Transfers for contract benefits and
terminations                              (1,118,332)    (822,602)  (1,443,006)  (1,393,486)  (1,187,104)    (838,774)
Administrative expenses                      (12,096)     (12,690)    (102,957)     (90,850)     (17,195)     (18,127)
Transfers between subaccounts
(including fixed account), net               489,253      350,684   (5,266,330)   4,071,598     (275,973)     (17,689)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (608,237)    (482,208)  (6,493,513)   3,043,700   (1,480,272)    (874,590)
INCREASE (DECREASE) IN NET ASSETS             55,843      140,482      479,900    8,715,112      145,982      614,441
Net assets at beginning of year            8,234,298    8,093,816   23,899,775   15,184,663    5,082,002    4,467,561
Net assets at end of year                 $8,290,141   $8,234,298  $24,379,675  $23,899,775   $5,227,984   $5,082,002

CHANGE IN UNITS (NOTE 5):
Units purchased                               61,874       42,408       53,507      260,165       28,609       27,456
Units redeemed                               (86,047)     (67,324)    (332,241)    (111,789)     (75,302)     (56,416)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                         (24,173)     (24,916)    (278,734)     148,376      (46,693)     (28,960)

See accompanying notes to financial statements.

                                     F-34

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
---------------------------------------------------------------------------------------------------------

      INVESCO V.I.              INVESCO V.I. CORE        INVESCO V.I. EQUITY    INVESCO V.I. GLOBAL REAL
    COMSTOCK FUND --             EQUITY FUND --          AND INCOME FUND --          ESTATE FUND --
    SERIES II SHARES             SERIES I SHARES          SERIES II SHARES          SERIES II SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019         2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------

   $106,671        $26,345    $(827,318)   $(802,586)     $48,070      $70,887      $5,480       $3,189
   (448,314)       370,527   (1,342,102)    (506,937)    (134,232)     210,908      (3,887)       4,371
 (1,073,073)     1,420,044       17,367   13,837,659      423,897    1,415,884     (29,551)      31,677
    499,459      2,992,047    1,327,785   11,191,306      746,288    1,295,335       5,463          242
   (915,257)     4,808,963     (824,268)  23,719,442    1,084,023    2,993,014     (22,495)      39,479

     16,250        119,773       40,291       75,718          200       52,332          --           --
 (1,572,835)    (1,862,097)  (4,717,395) (11,522,231)  (1,382,591)  (1,604,537)    (16,563)     (17,937)
    (90,383)      (108,735)    (507,356)    (943,786)    (133,365)    (138,908)       (293)        (318)
   (716,204)    (1,053,878) (86,703,324)  (8,356,946)  (1,173,731)     (15,606)     16,937      (12,170)
 (2,363,172)    (2,904,937) (91,887,784) (20,747,245)  (2,689,487)  (1,706,719)         81      (30,425)
 (3,278,429)     1,904,026  (92,712,052)   2,972,197   (1,605,464)   1,286,295     (22,414)       9,054
 23,830,155     21,926,129   98,305,382   95,333,185   18,863,440   17,577,145     211,193      202,139
$20,551,726    $23,830,155   $5,593,330  $98,305,382  $17,257,976  $18,863,440    $188,779     $211,193

    135,981         36,711      580,966      532,370      148,253      141,446       5,835        1,708
   (234,829)      (158,050)  (5,809,821)  (1,731,254)    (315,870)    (234,739)     (4,984)      (3,626)
    (98,848)      (121,339)  (5,228,855)  (1,198,884)    (167,617)     (93,293)        851       (1,918)

--------------------------

 INVESCO V.I. GOVERNMENT
   SECURITIES FUND --
     SERIES I SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

    $--           $(10)
     --            (29)
     --            145
     --             --
     --            106

     --             --
     --         (2,924)
     --             --
     --              1
     --         (2,923)
     --         (2,817)
     --          2,817
    $--            $--

     --             --
     --           (165)
     --           (165)

See accompanying notes to financial statements.

                                     F-35

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                               INVESCO V.I.
                                               INTERNATIONAL             INVESCO V.I.           INVESCO V.I. VALUE
                                              GROWTH FUND --          TECHNOLOGY FUND --       OPPORTUNITIES FUND --
                                             SERIES II SHARES           SERIES I SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)            $(189,193)   $(180,256)     $--           $(43)      $(51,577)    $(65,712)
Net realized gain (loss) on investments    2,495,730    1,164,192       --          2,012       (327,689)    (117,817)
Change in unrealized appreciation
(depreciation) on investments             (2,636,159)   6,243,126       --          2,252        397,832      341,876
Capital gain distributions                   262,606    2,726,332       --             --        162,362      878,004
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   (67,016)   9,953,394       --          4,221        180,928    1,036,351

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  17,157       78,437       --             --          3,814        1,320
Transfers for contract benefits and
terminations                              (2,071,570)  (4,419,494)      --             --       (328,483)    (455,929)
Administrative expenses                     (211,654)    (349,805)      --             --        (11,768)     (14,773)
Transfers between subaccounts
(including fixed account), net           (27,283,690)  (3,947,650)      --        (36,919)      (115,324)     (63,605)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                     (29,549,757)  (8,638,512)      --        (36,919)      (451,761)    (532,987)
INCREASE (DECREASE) IN NET ASSETS        (29,616,773)   1,314,882       --        (32,698)      (270,833)     503,364
Net assets at beginning of year           42,257,378   40,942,496       --         32,698      4,324,424    3,821,060
Net assets at end of year                $12,640,605  $42,257,378      $--            $--     $4,053,591   $4,324,424

CHANGE IN UNITS (NOTE 5):
Units purchased                              306,404      238,464       --             --         32,377       12,221
Units redeemed                            (2,522,907)    (860,415)      --         (4,514)       (52,601)     (40,509)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                      (2,216,503)    (621,951)      --         (4,514)       (20,224)     (28,288)

See accompanying notes to financial statements.

                                     F-36

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

    AMERICAN CENTURY
VARIABLE PORTFOLIOS II, INC.                               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------

      VP INFLATION                VP DISCIPLINED
       PROTECTION                   CORE VALUE             VP INTERNATIONAL             VP ULTRA(R)
    FUND -- CLASS II              FUND -- CLASS I           FUND -- CLASS I           FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019          2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------

  $(145,524)      $196,024         $329         $773      $(7,252)     $(4,701)     $(2,082)      $(763)
    853,052       (195,627)       8,597        4,746       36,099       10,715       12,711       4,106
  1,171,533      2,521,781       48,627       32,343       86,673       89,521       35,775       3,630
         --             --       16,232       29,501        7,770       28,437        4,350       4,440
  1,879,061      2,522,178       73,785       67,363      123,290      123,972       50,754      11,413

     14,402         28,467           --           --           --           --           --          --
 (2,471,992)    (4,191,895)     (36,740)     (28,154)     (48,925)     (44,413)     (10,105)     (2,266)
   (242,833)      (341,131)        (440)        (356)        (989)      (1,135)        (325)       (265)
(17,910,358)     1,148,725      258,676      (29,279)      28,225      (56,156)     121,956      (9,530)
(20,610,781)    (3,355,834)     221,496      (57,789)     (21,689)    (101,704)     111,526     (12,061)
(18,731,720)      (833,656)     295,281        9,574      101,601       22,268      162,280        (648)
 35,553,419     36,387,075      337,524      327,950      533,326      511,058       39,309      39,957
$16,821,699    $35,553,419     $632,805     $337,524     $634,927     $533,326     $201,589     $39,309

    514,640        539,644       20,221        1,618       14,437        1,933        5,603         171
 (2,155,346)      (810,557)      (8,179)      (4,200)     (13,734)      (7,951)      (2,062)       (613)

 (1,640,706)      (270,913)      12,042       (2,582)         703       (6,018)       3,541        (442)

--------------------------

        VP VALUE
     FUND -- CLASS I
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

     $480         $422
    1,433        1,312
   (4,903)       8,856
    1,552        3,701
   (1,438)      14,291

       --           --
     (866)        (955)
     (107)        (164)
   (3,360)      (1,810)
   (4,333)      (2,929)
   (5,771)      11,362
   69,412       58,050
  $63,641      $69,412

       95            4
     (259)        (103)

     (164)         (99)

See accompanying notes to financial statements.

                                     F-37

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                                          BNY MELLON
                                         -----------------------------------------------------------------------------

                                                                           BNY MELLON                BNY MELLON
                                                BNY MELLON                 SUSTAINABLE                VARIABLE
                                                INVESTMENT                 U.S. EQUITY           INVESTMENT FUND --
                                         PORTFOLIOS --MIDCAP STOCK     PORTFOLIO, INC. --         GOVERNMENT MONEY
                                         PORTFOLIO --INITIAL SHARES      INITIAL SHARES           MARKET PORTFOLIO
                                         -------------------------  ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(544)       $(780)      $(33,366)     $(5,713)    $(20,039)        $147
Net realized gain (loss) on investments        (247)         350        244,116       10,231           --           --
Change in unrealized appreciation
(depreciation) on investments                 6,644        9,589      1,244,697    1,668,754           --           --
Capital gain distributions                       --        6,809         92,874      219,638           --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    5,853       15,968      1,548,321    1,892,910      (20,039)         147

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  2,324           --        119,198           --       40,554           --
Transfers for contract benefits and
terminations                                 (4,102)      (4,731)    (1,111,148)     (42,073)  (1,573,958)  (1,136,481)
Administrative expenses                        (584)        (657)       (31,164)     (25,962)      (3,747)      (2,401)
Transfers between subaccounts
(including fixed account), net                    1           (1)        (1,166)      (1,614)   1,937,401    1,109,042
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (2,361)      (5,389)    (1,024,280)     (69,649)     400,250      (29,840)
INCREASE (DECREASE) IN NET ASSETS             3,492       10,579        524,041    1,823,261      380,211      (29,693)
Net assets at beginning of year              98,931       88,352      7,720,574    5,897,313    1,061,788    1,091,481
Net assets at end of year                  $102,423      $98,931     $8,244,615   $7,720,574   $1,441,999   $1,061,788

CHANGE IN UNITS (NOTE 5):
Units purchased                                  77           --          8,158          141      271,229      199,656
Units redeemed                                 (160)        (170)       (69,533)      (5,372)    (229,477)    (202,490)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH
CONTRACT OWNERS                                 (83)        (170)       (61,375)      (5,231)      41,752       (2,834)

See accompanying notes to financial statements.

                                     F-38

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------
                                                                                        BLACKROCK
        BLACKROCK                 BLACKROCK                                             LARGE CAP
        ADVANTAGE                   BASIC                    BLACKROCK                    FOCUS
    U.S. TOTAL MARKET               VALUE                GLOBAL ALLOCATION               GROWTH
      V.I. FUND --              V.I. FUND --               V.I. FUND --               V.I. FUND --
    CLASS III SHARES          CLASS III SHARES           CLASS III SHARES           CLASS III SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------

    $(2,519)     $23,922    $(166,247)    $106,688   $(1,195,316)  $(1,370,576)   $(137,131)   $(103,288)
    (60,617)     (44,773)  (3,755,509)     (67,377)    2,346,226       833,303      164,265       32,962
    324,967      504,769      642,189    3,245,778    19,249,199    23,304,853    2,300,186      881,050
    370,542      487,480      432,206    2,392,562    11,461,951     8,081,556      691,085      714,957
    632,373      971,398   (2,847,361)   5,677,651    31,862,060    30,849,136    3,018,405    1,525,681

      2,626       10,809       11,663       40,512        69,703       212,059       54,820        2,310
   (147,992)    (365,081)  (2,231,345)  (3,014,965)  (19,653,749)  (22,530,770)    (289,255)    (118,875)
    (16,627)     (17,570)    (151,563)    (259,532)   (1,719,193)   (1,828,232)     (36,188)     (25,509)
   (711,838)     (77,425) (17,746,717)    (456,099)  (14,300,625)  (12,991,465)   2,852,472      962,233
   (873,831)    (449,267) (20,117,962)  (3,690,084)  (35,603,864)  (37,138,408)   2,581,849      820,159
   (241,458)     522,131  (22,965,323)   1,987,567    (3,741,804)   (6,289,272)   5,600,254    2,345,840
  4,318,370    3,796,239   29,759,454   27,771,887   206,940,793   213,230,065    7,143,267    4,797,427
 $4,076,912   $4,318,370   $6,794,131  $29,759,454  $203,198,989  $206,940,793  $12,743,521   $7,143,267

      7,323       16,359      352,391      199,609       546,585       685,594       82,543       34,812
    (38,851)     (34,878)  (1,629,904)    (415,406)   (2,805,637)   (3,144,941)     (25,104)      (7,811)

    (31,528)     (18,519)  (1,277,513)    (215,797)   (2,259,052)   (2,459,347)      57,439       27,001
 COLUMBIA FUNDS VARIABLE
     SERIES TRUST II
--------------------------

       CTIVP/SM/ --
      LOOMIS SAYLES
      GROWTH FUND --
         CLASS 1
--------------------------
 YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,
    2020          2019
--------------------------

 $(1,137,062)   $(640,342)
   5,839,706    3,756,921
  15,016,336    6,998,778
          --           --
  19,718,980   10,115,357

      62,628       40,712
  (6,389,867)  (4,611,341)
    (601,571)    (308,495)
  62,216,888   (4,867,363)
  55,288,078   (9,746,487)
  75,007,058      368,870
  37,638,661   37,269,791
$112,645,719  $37,638,661

   4,093,409      184,139
  (1,134,432)    (802,213)

   2,958,977     (618,074)

See accompanying notes to financial statements.

                                     F-39

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                          COLUMBIA FUNDS VARIABLE      DEUTSCHE DWS VARIABLE     DEUTSCHE DWS VARIABLE
                                         SERIES TRUST II (CONTINUED)         SERIES I                  SERIES II
                                         --------------------------- ------------------------- -------------------------
                                                 COLUMBIA
                                                 VARIABLE
                                                PORTFOLIO--                     DWS                       DWS
                                                 OVERSEAS                     CAPITAL                  CROCI(R)
                                               CORE FUND --                GROWTH VIP --              U.S. VIP --
                                                  CLASS 2                 CLASS B SHARES            CLASS B SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(18,771)      $27,221      $(2,728)      $(106)      $(1,195)      $(118)
Net realized gain (loss) on investments     (157,144)       15,975        7,830       2,505          (228)        779
Change in unrealized appreciation
(depreciation) on investments                754,562       779,183       46,281      (1,012)        5,965       8,095
Capital gain distributions                   141,979     1,851,411           92       1,252         2,401       3,897
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   720,626     2,673,790       51,475       2,639         6,943      12,653

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   6,370           175           --          --            --          --
Transfers for contract benefits and
terminations                              (1,541,062)     (995,890)     (15,689)    (10,714)       (9,856)     (1,906)
Administrative expenses                      (36,726)      (41,384)        (109)        (49)          (84)        (35)
Transfers between subaccounts
(including fixed account), net              (321,458)     (551,132)     280,002        (114)      152,677      (3,463)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,892,876)   (1,588,231)     264,204     (10,877)      142,737      (5,404)
INCREASE (DECREASE) IN NET ASSETS         (1,172,250)    1,085,559      315,679      (8,238)      149,680       7,249
Net assets at beginning of year           13,209,660    12,124,101        1,401       9,639        50,677      43,428
Net assets at end of year                $12,037,410   $13,209,660     $317,080      $1,401      $200,357     $50,677

CHANGE IN UNITS (NOTE 5):
Units purchased                              103,282        31,909       12,732          --        15,261         283
Units redeemed                              (263,759)     (172,755)      (2,908)       (445)       (3,474)       (654)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      (160,477)     (140,846)       9,824        (445)       11,787        (371)

See accompanying notes to financial statements.

                                     F-40

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

  DEUTSCHE DWS VARIABLE     EATON VANCE VARIABLE
  SERIES II (CONTINUED)             TRUST                                 FEDERATED HERMES INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------

           DWS                                              FEDERATED                 FEDERATED                 FEDERATED
      SMALL MID CAP                  VT              HERMES HIGH INCOME BOND   HERMES HIGH INCOME BOND       HERMES KAUFMANN
      VALUE VIP --              FLOATING-RATE              FUND II --                FUND II --                FUND II --
     CLASS B SHARES              INCOME FUND             PRIMARY SHARES            SERVICE SHARES            SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------

     $(48)       $(142)      $654,560   $1,389,337     $336,037     $412,201     $389,510     $471,183    $(379,793)   $(285,406)
     (367)         (70)    (1,162,328)    (238,846)     (96,665)     (91,877)    (167,252)    (102,251)   1,243,778      981,316
     (550)       1,307         13,193    1,656,512       25,147      742,579       69,196      854,446    3,123,731    2,483,844
      839          779             --           --           --           --           --           --    1,757,699    1,788,827
     (126)       1,874       (494,575)   2,807,003      264,519    1,062,903      291,454    1,223,378    5,745,415    4,968,581

       --           --        459,633      449,045       46,358          365        2,245       22,798        5,068        5,205
     (475)        (476)    (3,655,676)  (5,277,735)    (798,411)  (1,345,424)    (983,797)  (1,397,669)  (2,509,021)  (1,823,526)
      (23)         (24)      (289,020)    (401,275)      (9,491)     (11,827)     (26,068)     (31,695)    (140,989)     (78,293)
      290          (47)   (11,727,676)  (5,365,463)    (267,095)     (86,099)    (565,493)    (295,370)  12,718,806   (1,667,627)
     (208)        (547)   (15,212,739) (10,595,428)  (1,028,639)  (1,442,985)  (1,573,113)  (1,701,936)  10,073,864   (3,564,241)
     (334)       1,327    (15,707,314)  (7,788,425)    (764,120)    (380,082)  (1,281,659)    (478,558)  15,819,279    1,404,340
   11,289        9,962     47,381,825   55,170,250    8,328,597    8,708,679    9,985,895   10,464,453   17,962,184   16,557,844
  $10,955      $11,289    $31,674,511  $47,381,825   $7,564,477   $8,328,597   $8,704,236   $9,985,895  $33,781,463  $17,962,184

       94           31        533,564      527,285        9,840       15,066       32,935       13,749      582,129       14,337
      (98)         (63)    (1,737,168)  (1,329,200)     (43,624)     (63,506)     (98,416)     (86,444)    (162,204)     (99,403)

       (4)         (32)    (1,203,604)    (801,915)     (33,784)     (48,440)     (65,481)     (72,695)     419,925      (85,066)

See accompanying notes to financial statements.

                                     F-41

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                             FEDERATED HERMES
                                             INSURANCE SERIES
                                                (CONTINUED)           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         ------------------------- ---------------------------------------------------

                                             FEDERATED HERMES                 VIP                       VIP
                                            MANAGED VOLATILITY         ASSET MANAGER/SM/         ASSET MANAGER/SM/
                                                FUND II --               PORTFOLIO --              PORTFOLIO --
                                              PRIMARY SHARES             INITIAL CLASS            SERVICE CLASS 2
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $96,466      $56,425      $97,717     $184,348     $(27,833)    $(15,514)
Net realized gain (loss) on investments       88,099       67,347       82,536     (103,087)      30,651      (18,451)
Change in unrealized appreciation
(depreciation) on investments               (295,089)   1,442,558    3,936,923    4,144,422      535,576      550,102
Capital gain distributions                        --           --      477,563    1,611,678       66,920      219,699
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (110,524)   1,566,330    4,594,739    5,837,361      605,314      735,836

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  36,917        5,033       14,970       16,023           --           --
Transfers for contract benefits and
terminations                              (1,396,391)  (1,012,546)  (3,024,285)  (3,860,074)    (325,405)    (355,508)
Administrative expenses                      (12,271)     (13,642)     (27,037)     (30,616)      (8,914)      (8,534)
Transfers between subaccounts
(including fixed account), net               125,417      568,158      110,746   (1,094,073)      73,835     (261,949)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,246,328)    (452,997)  (2,925,606)  (4,968,740)    (260,484)    (625,991)
INCREASE (DECREASE) IN NET ASSETS         (1,356,852)   1,113,333    1,669,133      868,621      344,830      109,845
Net assets at beginning of year            9,682,632    8,569,299   37,629,107   36,760,486    5,036,130    4,926,285
Net assets at end of year                 $8,325,780   $9,682,632  $39,298,240  $37,629,107   $5,380,960   $5,036,130

CHANGE IN UNITS (NOTE 5):
Units purchased                               38,357       48,832       12,528        3,844       17,060        7,134
Units redeemed                               (93,214)     (61,455)     (76,561)    (109,757)     (32,208)     (44,680)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (54,857)     (12,623)     (64,033)    (105,913)     (15,148)     (37,546)

See accompanying notes to financial statements.

                                     F-42

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                          VIP
           VIP                       VIP                        VIP                 DYNAMIC CAPITAL
        BALANCED                CONTRAFUND(R)              CONTRAFUND(R)             APPRECIATION
      PORTFOLIO --               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
     SERVICE CLASS 2            INITIAL CLASS             SERVICE CLASS 2           SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020          2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------

  $(380,464)   $(180,344)  $(1,202,787)   $(933,671) $(1,319,846) $(1,371,391)    $(29,975)    $(21,646)
  2,250,496    1,196,666     5,020,862    2,633,671    9,912,137    2,627,575       90,520       28,087
  9,596,306    8,195,793    21,795,335   11,747,152   12,907,686   12,116,578      474,387      135,404
    945,684    2,969,180       525,997   10,958,244      527,534   12,292,213       29,259      306,987
 12,412,022   12,181,295    26,139,407   24,405,396   22,027,511   25,664,975      564,191      448,832

    194,674      223,248        77,021       24,325      299,886      628,461          239          425
 (5,413,305)  (4,936,603)   (9,459,325) (11,480,026)  (8,118,177)  (9,608,527)    (256,613)    (262,600)
   (361,222)    (337,813)     (100,227)    (108,781)    (435,439)    (533,428)      (5,956)      (5,605)
  1,262,321    1,093,835    (2,803,684)  (1,481,570) (28,000,066) (13,657,573)      34,692      (17,236)
 (4,317,532)  (3,957,333)  (12,286,215) (13,046,052) (36,253,796) (23,171,067)    (227,638)    (285,016)
  8,094,490    8,223,962    13,853,192   11,359,344  (14,226,285)   2,493,908      336,553      163,816
 65,442,759   57,218,797    98,144,548   86,785,204   98,850,137   96,356,229    1,896,879    1,733,063
$73,537,249  $65,442,759  $111,997,740  $98,144,548  $84,623,852  $98,850,137   $2,233,432   $1,896,879

    518,697      431,753        49,923       59,936      213,064      213,361        5,184          715
   (724,048)    (602,229)     (234,962)    (294,205)  (1,573,387)  (1,078,293)     (10,299)      (9,387)

   (205,351)    (170,476)     (185,039)    (234,269)  (1,360,323)    (864,932)      (5,115)      (8,672)

--------------------------

           VIP
      EQUITY-INCOME
      PORTFOLIO --
      INITIAL CLASS
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

   $259,987     $425,954
   (101,392)     321,699
   (373,575)  10,769,029
  3,031,585    4,635,675
  2,816,605   16,152,357

    137,899       31,638
 (6,153,584)  (7,889,558)
    (58,211)     (69,137)
 (1,878,773)    (966,098)
 (7,952,669)  (8,893,155)
 (5,136,064)   7,259,202
 73,812,852   66,553,650
$68,676,788  $73,812,852

     46,397       26,753
   (187,174)    (193,003)

   (140,777)    (166,250)

See accompanying notes to financial statements.

                                     F-43

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         --------------------------------------------------------------------------------

                                                                                 VIP                       VIP
                                                    VIP                    GROWTH & INCOME           GROWTH & INCOME
                                               EQUITY-INCOME                PORTFOLIO --              PORTFOLIO --
                                         PORTFOLIO -- SERVICE CLASS 2       INITIAL CLASS            SERVICE CLASS 2
                                         ---------------------------- ------------------------- -------------------------
                                          YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020           2019          2020         2019         2020         2019
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $353,304      $106,385       $98,887     $396,311      $53,481     $255,399
Net realized gain (loss) on investments       163,105       320,505       617,626      666,896     (325,228)     225,314
Change in unrealized appreciation
(depreciation) on investments               9,793,020     9,662,429      (918,101)   1,885,209     (279,880)   1,592,074
Capital gain distributions                  2,799,017     4,375,363       866,631    1,594,217      835,876    1,209,730
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 13,108,446    14,464,682       665,043    4,542,633      284,249    3,282,517

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  109,584       252,708        16,689          720       30,989       37,290
Transfers for contract benefits and
terminations                               (8,855,602)   (6,704,400)   (1,659,214)  (2,653,073)  (1,366,388)  (1,256,035)
Administrative expenses                      (670,763)     (390,665)      (19,449)     (25,828)     (50,292)     (49,924)
Transfers between subaccounts
(including fixed account), net             66,861,836    (1,980,518)   (1,631,032)      37,813    2,353,945     (726,299)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       57,445,055    (8,822,875)   (3,293,006)  (2,640,368)     968,254   (1,994,968)
INCREASE (DECREASE) IN NET ASSETS          70,553,501     5,641,807    (2,627,963)   1,902,265    1,252,503    1,287,549
Net assets at beginning of year            66,684,980    61,043,173    19,009,867   17,107,602   13,989,575   12,702,026
Net assets at end of year                $137,238,481   $66,684,980   $16,381,904  $19,009,867  $15,242,078  $13,989,575

CHANGE IN UNITS (NOTE 5):
Units purchased                             5,053,130       256,605        19,164       16,064      257,129       19,538
Units redeemed                             (1,251,674)     (734,882)     (123,603)    (113,251)    (231,298)    (116,079)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      3,801,456      (478,277)     (104,439)     (97,187)      25,831      (96,541)

See accompanying notes to financial statements.

                                     F-44

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
           VIP                       VIP                                                                           VIP
         GROWTH                    GROWTH                      VIP                       VIP                   INVESTMENT
      OPPORTUNITIES             OPPORTUNITIES                GROWTH                    GROWTH                  GRADE BOND
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
      INITIAL CLASS            SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2           SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------

  $(225,090)   $(163,383)   $(657,424)   $(158,505)   $(835,159)   $(649,015)   $(283,707)   $(314,276)    $242,274     $574,374
  2,000,982    1,240,842    2,897,566      867,918    4,189,002    3,648,821    2,062,978      873,225      962,482      161,952
  5,806,524    1,795,078   19,357,208    1,214,127   14,015,759    9,837,353    2,594,916    3,820,186    3,482,725    4,918,319
    910,801    1,026,840    1,222,990      974,993    6,291,377    3,771,081    2,135,045    1,327,052       28,311           --
  8,493,217    3,899,377   22,820,340    2,898,533   23,660,979   16,608,240    6,509,232    5,706,187    4,715,792    5,654,645

     10,580           --       11,427        6,394       64,676        8,996       37,821      532,953       36,942       58,097
 (2,785,575)  (1,452,145)  (4,055,336)  (1,518,954)  (6,196,150)  (8,191,969)  (2,433,840)  (2,081,712)  (6,712,611)  (9,739,397)
    (12,725)     (11,020)    (330,930)     (40,284)     (47,985)     (50,926)     (51,479)     (70,043)    (692,209)    (740,247)
  2,795,853      291,347   57,863,214   (1,070,058)  (1,618,790)  (1,177,862)  (5,106,566)    (937,266)   1,049,872    3,984,113
      8,133   (1,171,818)  53,488,375   (2,622,902)  (7,798,249)  (9,411,761)  (7,554,064)  (2,556,068)  (6,318,006)  (6,437,434)
  8,501,350    2,727,559   76,308,715      275,631   15,862,730    7,196,479   (1,044,832)   3,150,119   (1,602,214)    (782,789)
 13,155,983   10,428,424    7,307,223    7,031,592   61,520,024   54,323,545   21,867,389   18,717,270   75,093,603   75,876,392
$21,657,333  $13,155,983  $83,615,938   $7,307,223  $77,382,754  $61,520,024  $20,822,557  $21,867,389  $73,491,389  $75,093,603

     77,204       79,560    1,864,658      181,840       25,302       14,063       41,657       49,699    1,368,842    1,216,420
    (99,266)    (113,944)    (475,752)    (255,230)    (115,674)    (156,353)    (293,155)    (173,749)  (1,851,551)  (1,686,316)

    (22,062)     (34,384)   1,388,906      (73,390)     (90,372)    (142,290)    (251,498)    (124,050)    (482,709)    (469,896)

See accompanying notes to financial statements.

                                     F-45

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                                  MID CAP                   MID CAP                  OVERSEAS
                                               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
                                               INITIAL CLASS            SERVICE CLASS 2            INITIAL CLASS
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(6)          $--      $(857,538)   $(974,053)  $(106,130)      $24,145
Net realized gain (loss) on investments         (1)          39     (2,342,418)    (865,913)     376,382      672,672
Change in unrealized appreciation
(depreciation) on investments                1,234          720      8,193,051    9,506,852    1,187,781    1,795,651
Capital gain distributions                      --        1,058             --   11,682,974       52,326      513,727
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   1,227        1,817      4,993,095   19,349,860    1,510,359    3,006,195

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                    --           --         40,554      627,269       39,957        3,920
Transfers for contract benefits and
terminations                                    --       (3,537)    (7,590,939) (11,473,266)  (1,183,717)  (3,597,837)
Administrative expenses                         --           --       (338,193)    (565,300)     (13,108)     (16,184)
Transfers between subaccounts
(including fixed account), net                   1            1    (38,876,173)  (3,089,991)    (229,159)    (364,250)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                             1       (3,536)   (46,764,751) (14,501,288)  (1,386,027)  (3,974,351)
INCREASE (DECREASE) IN NET ASSETS            1,228       (1,719)   (41,771,656)   4,848,572      124,332     (968,156)
Net assets at beginning of year              7,095        8,814     99,610,615   94,762,043   12,317,719   13,285,875
Net assets at end of year                   $8,323       $7,095    $57,838,959  $99,610,615  $12,442,051  $12,317,719

CHANGE IN UNITS (NOTE 5):
Units purchased                                 --           --        550,434      451,262       10,589       27,926
Units redeemed                                  --          (73)    (2,686,326)    (962,058)     (56,989)    (160,371)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          --          (73)    (2,135,892)    (510,796)     (46,400)    (132,445)

See accompanying notes to financial statements.

                                     F-46

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

  FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND
       (CONTINUED)                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------
                                                                                        FRANKLIN
           VIP                    FRANKLIN                   FRANKLIN                   LARGE CAP
    VALUE STRATEGIES             ALLOCATION                   INCOME                     GROWTH
      PORTFOLIO --               VIP FUND --                VIP FUND --                VIP FUND --
     SERVICE CLASS 2           CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------

    $(9,837)     $(2,630)   $(199,974)    $898,102    $7,638,904    $8,088,254     $(3,793)     $(2,641)
    (26,007)     (40,574)  (2,281,845)  (1,232,665)   (2,694,716)    1,243,682      19,167        6,498
    104,118      423,280   (5,755,160)   5,520,651    (9,841,362)   17,490,422      53,905       21,984
    112,283      204,869   12,264,891    3,544,900       163,594     3,857,358      15,412       22,698
    180,557      584,945    4,027,912    8,730,988    (4,733,580)   30,679,716      84,691       48,539

         --       10,000        2,296      104,784       173,386        70,856          --           --
   (146,972)    (250,518)  (5,087,403)  (6,536,850)  (22,590,910)  (26,834,344)    (17,115)     (16,429)
     (5,999)      (6,446)    (372,756)    (409,934)     (983,829)   (1,082,709)       (639)        (757)
    387,487     (138,349)  (3,343,570)  (3,245,603)   (3,325,589)   (9,548,532)     92,752      (19,424)
    234,516     (385,313)  (8,801,433) (10,087,603)  (26,726,942)  (37,394,729)     74,998      (36,610)
    415,073      199,632   (4,773,521)  (1,356,615)  (31,460,522)   (6,715,013)    159,689       11,929
  2,180,107    1,980,475   51,619,662   52,976,277   228,613,470   235,328,483     171,988      160,059
 $2,595,180   $2,180,107  $46,846,141  $51,619,662  $197,152,948  $228,613,470    $331,677     $171,988

     24,667        6,096      202,366      265,357     1,121,677     1,127,366       6,257           41
    (14,197)     (24,077)    (861,739)  (1,030,937)   (2,779,874)   (3,235,632)     (3,057)      (1,358)

     10,470      (17,981)    (659,373)    (765,580)   (1,658,197)   (2,108,266)      3,200       (1,317)

--------------------------

        FRANKLIN
      MUTUAL SHARES
       VIP FUND --
     CLASS 2 SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

   $119,303      $21,638
   (141,594)     304,639
   (991,011)     785,145
    361,614    1,088,637
   (651,688)   2,200,059

     16,512       10,491
   (537,750)  (1,580,147)
    (54,773)     (65,663)
    (43,857)  (1,313,228)
   (619,868)  (2,948,547)
 (1,271,556)    (748,488)
 11,058,341   11,806,829
 $9,786,785  $11,058,341

     80,053       39,025
   (103,632)    (181,043)

    (23,579)    (142,018)

See accompanying notes to financial statements.

                                     F-47

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                 TEMPLETON                 TEMPLETON                 TEMPLETON
                                                  FOREIGN                   FOREIGN                 GLOBAL BOND
                                                VIP FUND --               VIP FUND --               VIP FUND --
                                              CLASS 1 SHARES            CLASS 2 SHARES            CLASS 1 SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $82,986      $24,983     $10,848        $(151)     $300,483     $296,594
Net realized gain (loss) on investments     (180,024)    (100,579)    (76,361)      (8,007)     (200,954)     (22,314)
Change in unrealized appreciation
(depreciation) on investments                (90,643)     577,049      (3,942)      60,639      (403,083)    (224,527)
Capital gain distributions                        --       51,429          --        5,956            --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (187,681)     552,882     (69,455)      58,437      (303,554)      49,753

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   2,369        8,668       1,412           --         1,563          720
Transfers for contract benefits and
terminations                                (594,774)    (744,214)    (20,055)     (43,556)     (672,606)    (410,452)
Administrative expenses                       (7,447)      (9,572)       (735)      (1,134)       (6,576)      (7,879)
Transfers between subaccounts
(including fixed account), net               (18,541)    (220,318)   (299,365)        (919)     (286,602)     (97,727)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (618,393)    (965,436)   (318,743)     (45,609)     (964,221)    (515,338)
INCREASE (DECREASE) IN NET ASSETS           (806,074)    (412,554)   (388,198)      12,828    (1,267,775)    (465,585)
Net assets at beginning of year            4,986,774    5,399,328     574,277      561,449     4,922,719    5,388,304
Net assets at end of year                 $4,180,700   $4,986,774    $186,079     $574,277    $3,654,944   $4,922,719

CHANGE IN UNITS (NOTE 5):
Units purchased                               21,030       20,241       9,448        6,563        11,690        3,893
Units redeemed                               (68,234)     (88,448)    (39,401)      (9,490)      (65,920)     (31,729)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (47,204)     (68,207)    (29,953)      (2,927)      (54,230)     (27,836)

See accompanying notes to financial statements.

                                     F-48

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

   FRANKLIN TEMPLETON
   VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)                     GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------

        TEMPLETON                 GOLDMAN SACHS              GOLDMAN SACHS             GOLDMAN SACHS
         GROWTH                 GOVERNMENT MONEY               LARGE CAP                  MID CAP
       VIP FUND --               MARKET FUND --              VALUE FUND --             VALUE FUND --
     CLASS 2 SHARES              SERVICE SHARES          INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020          2019          2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------

    $91,730       $91,651   $(1,722,922)     $329,139      $(1,044)      $2,020    $(232,070)   $(228,182)
   (335,398)     (301,353)           --            --     (157,628)    (132,069)     (35,720)     110,414
    432,188      (306,649)           --            --      205,789    1,188,719    1,538,064    7,204,390
         --     1,391,057            --            --       99,855      208,559      436,812    1,147,056
    188,520       874,706    (1,722,922)      329,139      146,972    1,267,229    1,707,086    8,233,678

     17,450        13,700     1,089,768       395,665        4,321        1,947       18,205        1,600
   (211,461)   (1,004,398) (103,781,790)  (99,396,416)    (458,066)    (585,471)  (2,829,111)  (4,434,132)
    (39,830)      (45,259)     (383,849)     (332,792)      (7,417)      (9,361)     (42,676)     (54,574)
   (681,309)     (161,099)  121,855,233    84,813,444      132,346     (111,410)    (638,433)  (1,177,042)
   (915,150)   (1,197,056)   18,779,362   (14,520,099)    (328,816)    (704,295)  (3,492,015)  (5,664,148)
   (726,630)     (322,350)   17,056,440   (14,190,960)    (181,844)     562,934   (1,784,929)   2,569,530
  7,033,899     7,356,249   112,712,157   126,903,117    6,049,414    5,486,480   32,551,855   29,982,325
 $6,307,269    $7,033,899  $129,768,597  $112,712,157   $5,867,570   $6,049,414  $30,766,926  $32,551,855

     49,848        69,727    19,763,166    15,903,517       23,859        4,358       28,948       32,204
   (127,304)     (175,261)  (17,741,224)  (17,485,615)     (39,450)     (41,345)    (114,356)    (170,424)

    (77,456)     (105,534)    2,021,942    (1,582,098)     (15,591)     (36,987)     (85,408)    (138,220)

JPMORGAN INSURANCE TRUST
-------------------------
        JPMORGAN
     INSURANCE TRUST
        CORE BOND
      PORTFOLIO --
         CLASS 1
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

       $561      $19,104
     50,114       (2,959)
     84,775      144,912
         --           --
    135,450      161,057

         --           --
   (198,305)    (242,484)
     (3,398)      (3,864)
   (137,222)       5,535
   (338,925)    (240,813)
   (203,475)     (79,756)
  2,579,187    2,658,943
 $2,375,712   $2,579,187

     50,918       34,124
    (72,179)     (50,479)

    (21,261)     (16,355)

See accompanying notes to financial statements.

                                     F-49

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                             JPMORGAN INSURANCE TRUST (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                 JPMORGAN                  JPMORGAN                  JPMORGAN
                                              INSURANCE TRUST           INSURANCE TRUST           INSURANCE TRUST
                                               MID CAP VALUE            SMALL CAP CORE              U.S. EQUITY
                                           PORTFOLIO -- CLASS 1      PORTFOLIO -- CLASS 1      PORTFOLIO -- CLASS 1
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(287)       $(894)     $(1,384)    $(1,408)      $(12,730)    $(13,838)
Net realized gain (loss) on investments     (17,627)       5,238        3,944       2,510        125,908       65,738
Change in unrealized appreciation
(depreciation) on investments               (12,536)      49,153       28,114       7,424         53,085      204,553
Capital gain distributions                   19,798       23,049        5,788      11,285         77,969       95,254
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (10,652)      76,546       36,462      19,811        244,232      351,707

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --           --           --          --          2,696           --
Transfers for contract benefits and
terminations                                (17,319)     (26,715)     (10,519)    (11,857)      (101,560)    (129,247)
Administrative expenses                        (436)        (519)        (100)        (95)        (1,629)      (1,766)
Transfers between subaccounts
(including fixed account), net              (85,254)     (38,935)      44,008      (8,055)      (349,336)    (166,593)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       (103,009)     (66,169)      33,389     (20,007)      (449,829)    (297,606)
INCREASE (DECREASE) IN NET ASSETS          (113,661)      10,377       69,851        (196)      (205,597)      54,101
Net assets at beginning of year             342,206      331,829       92,598      92,794      1,351,144    1,297,043
Net assets at end of year                  $228,545     $342,206     $162,449     $92,598     $1,145,547   $1,351,144

CHANGE IN UNITS (NOTE 5):
Units purchased                               6,964        2,202        8,247       1,099          9,017        5,552
Units redeemed                              (12,863)      (5,344)      (4,939)     (1,918)       (22,151)     (16,449)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (5,899)      (3,142)       3,308        (819)       (13,134)     (10,897)

See accompanying notes to financial statements.

                                     F-50

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                        JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------

          JANUS                      JANUS                      JANUS                     JANUS
        HENDERSON                  HENDERSON                  HENDERSON                 HENDERSON
  BALANCED PORTFOLIO --      BALANCED PORTFOLIO --     ENTERPRISE PORTFOLIO --   ENTERPRISE PORTFOLIO --
  INSTITUTIONAL SHARES          SERVICE SHARES          INSTITUTIONAL SHARES         SERVICE SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020          2019          2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------

   $631,610     $308,790      $270,237     $(140,703)   $(566,819)   $(581,176)    $(77,138)    $(83,791)
  3,486,841    2,744,076     4,947,054     4,653,832    3,076,235    3,828,761      397,977      360,753
  2,987,255    7,605,029     5,007,105    11,092,841    1,584,474    7,262,018       98,905      944,878
    638,662    1,796,747       923,575     2,568,535    3,095,511    2,734,641      386,473      354,112
  7,744,368   12,454,642    11,147,971    18,174,505    7,189,401   13,244,244      806,217    1,575,952

    122,686       23,466       172,641       399,549       28,168        6,967        1,531          752
 (6,945,957)  (7,687,533)   (9,348,626)  (10,127,153)  (4,630,054)  (5,944,424)    (696,452)    (753,391)
    (69,045)     (81,072)     (466,310)     (478,442)     (45,886)     (55,268)      (8,807)     (10,067)
 (1,214,309)     163,058    (1,865,344)    3,120,414   (1,686,860)    (655,288)    (147,226)      29,100
 (8,106,625)  (7,582,081)  (11,507,639)   (7,085,632)  (6,334,632)  (6,648,013)    (850,954)    (733,606)
   (362,257)   4,872,561      (359,668)   11,088,873      854,769    6,596,231      (44,737)     842,346
 67,980,598   63,108,037   104,197,065    93,108,192   47,919,772   41,323,541    5,787,442    4,945,096
$67,618,341  $67,980,598  $103,837,397  $104,197,065  $48,774,541  $47,919,772   $5,742,705   $5,787,442

     77,455       54,506       394,683       674,814       17,030       33,873       10,397        5,334
   (248,503)    (223,061)     (823,196)     (869,175)    (113,554)    (140,471)     (56,271)     (40,102)

   (171,048)    (168,555)     (428,513)     (194,361)     (96,524)    (106,598)     (45,874)     (34,768)

--------------------------
          JANUS
        HENDERSON
      FLEXIBLE BOND
      PORTFOLIO --
  INSTITUTIONAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

   $132,109     $171,230
     48,331      (59,573)
    590,381      601,477
         --           --
    770,821      713,134

      2,425        1,236
 (1,429,575)  (1,182,332)
    (13,373)     (14,634)
    648,798      309,569
   (791,725)    (886,161)
    (20,904)    (173,027)
  9,257,345    9,430,372
 $9,236,441   $9,257,345

     38,278       35,981
    (71,186)     (71,885)

    (32,908)     (35,904)

See accompanying notes to financial statements.

                                     F-51

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                                JANUS ASPEN SERIES (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                                                                       JANUS
                                                   JANUS                     JANUS                   HENDERSON
                                                 HENDERSON                 HENDERSON              GLOBAL RESEARCH
                                            FORTY PORTFOLIO --        FORTY PORTFOLIO --           PORTFOLIO --
                                           INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)            $(295,066)   $(476,815)   $(132,318)   $(188,990)   $(201,648)   $(158,745)
Net realized gain (loss) on investments    2,067,788    1,042,180      639,310      282,800    2,142,010    3,476,427
Change in unrealized appreciation
(depreciation) on investments              8,364,397    7,138,008    3,125,632    2,509,163    2,184,457    3,395,313
Capital gain distributions                 2,589,471    2,879,922    1,019,015    1,041,930    1,793,620    2,125,240
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                12,726,590   10,583,295    4,651,639    3,644,903    5,918,439    8,838,235

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  13,622        3,830       96,238        9,217       34,932        8,269
Transfers for contract benefits and
terminations                              (4,429,194)  (4,498,302)  (1,483,353)  (1,481,987)  (3,318,600)  (7,076,647)
Administrative expenses                      (41,354)     (45,726)     (45,011)     (42,942)     (30,105)     (35,986)
Transfers between subaccounts
(including fixed account), net              (745,926)    (554,627)    (290,566)     108,555     (444,607)    (745,101)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (5,202,852)  (5,094,825)  (1,722,692)  (1,407,157)  (3,758,380)  (7,849,465)
INCREASE (DECREASE) IN NET ASSETS          7,523,738    5,488,470    2,928,947    2,237,746    2,160,059      988,770
Net assets at beginning of year           37,120,665   31,632,195   13,296,382   11,058,636   36,410,011   35,421,241
Net assets at end of year                $44,644,403  $37,120,665  $16,225,329  $13,296,382  $38,570,070  $36,410,011

CHANGE IN UNITS (NOTE 5):
Units purchased                               34,200       20,071       37,770       46,540       25,926       16,869
Units redeemed                              (108,991)    (116,772)     (83,527)     (95,871)    (140,950)    (218,731)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (74,791)     (96,701)     (45,757)     (49,331)    (115,024)    (201,862)

See accompanying notes to financial statements.

                                     F-52

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                 JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                      JANUS
          JANUS                     HENDERSON                   JANUS                     JANUS
        HENDERSON             GLOBAL TECHNOLOGY AND           HENDERSON                 HENDERSON
     GLOBAL RESEARCH         INNOVATION PORTFOLIO --    OVERSEAS PORTFOLIO --     OVERSEAS PORTFOLIO --
PORTFOLIO -- SERVICE SHARES      SERVICE SHARES         INSTITUTIONAL SHARES         SERVICE SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019          2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------

   $(24,831)     $(19,937)    $(161,070)    $(94,397)    $(20,317)     $81,536      $(6,545)      $6,034
    168,809       205,437     1,382,872      555,276     (519,807)    (855,600)       3,628      (16,473)
    186,284       318,021     2,307,495    1,988,746    3,035,923    5,034,085      277,534      483,722
    149,755       181,071       939,627      617,155           --           --           --           --
    480,017       684,592     4,468,924    3,066,780    2,495,799    4,260,021      274,617      473,283

          3           306        19,645       11,819        5,295        2,436           --           --
   (338,181)     (397,246)   (1,294,730)    (955,639)  (1,273,539)  (2,118,912)    (257,804)    (166,138)
     (4,662)       (4,913)      (18,965)     (17,191)     (21,331)     (24,983)      (4,075)      (4,451)
    (16,052)      (60,185)     (270,224)      55,310     (568,436)    (621,928)      (1,050)     (34,661)
   (358,892)     (462,038)   (1,564,274)    (905,701)  (1,858,011)  (2,763,387)    (262,929)    (205,250)
    121,125       222,554     2,904,650    2,161,079      637,788    1,496,634       11,688      268,033
  2,942,826     2,720,272     9,593,171    7,432,092   19,830,655   18,334,021    2,286,672    2,018,639
 $3,063,951    $2,942,826   $12,497,821   $9,593,171  $20,468,443  $19,830,655   $2,298,360   $2,286,672

      2,533         2,389        97,521       30,278       25,750       14,323       17,757          215
    (31,969)      (42,387)     (162,691)     (85,981)     (88,468)    (110,196)     (37,111)     (15,305)
    (29,436)      (39,998)      (65,170)     (55,703)     (62,718)     (95,873)     (19,354)     (15,090)

--------------------------

          JANUS
        HENDERSON
  RESEARCH PORTFOLIO --
  INSTITUTIONAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------

  $(362,530)   $(372,085)
  2,132,907    2,407,259
  6,625,426    5,085,572
  3,350,410    4,027,207
 11,746,213   11,147,953

     18,070        6,563
 (3,619,223)  (5,705,893)
    (40,158)     (44,349)
 (1,150,494)    (698,311)
 (4,791,805)  (6,441,990)
  6,954,408    4,705,963
 40,525,890   35,819,927
$47,480,298  $40,525,890

     14,797       41,745
   (113,416)    (219,612)
    (98,619)    (177,867)

See accompanying notes to financial statements.

                                     F-53

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                            JANUS ASPEN SERIES
                                                (CONTINUED)             LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         ------------------------- ---------------------------------------------------
                                                   JANUS                  CLEARBRIDGE               CLEARBRIDGE
                                                 HENDERSON            VARIABLE AGGRESSIVE        VARIABLE DIVIDEND
                                           RESEARCH PORTFOLIO --      GROWTH PORTFOLIO --      STRATEGY PORTFOLIO --
                                              SERVICE SHARES               CLASS II                   CLASS I
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(38,177)    $(38,332)    $(54,438)    $(46,370)     $(2,481)        $275
Net realized gain (loss) on investments      327,625      171,395       81,984        5,828      160,856      286,559
Change in unrealized appreciation
(depreciation) on investments                307,844      409,514      302,240    1,061,287      (17,590)     468,381
Capital gain distributions                   271,600      322,184      510,234      101,053       33,647      310,159
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   868,892      864,761      840,020    1,121,798      174,432    1,065,374

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                       3           --           90       12,047        1,505        2,000
Transfers for contract benefits and
terminations                                (569,507)    (427,094)    (364,890)    (457,509)    (531,617)    (561,929)
Administrative expenses                       (4,709)      (4,492)     (22,126)     (22,349)      (6,424)      (7,079)
Transfers between subaccounts
(including fixed account), net               (64,126)      (5,364)    (242,518)    (108,763)      76,731      (27,486)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (638,339)    (436,950)    (629,444)    (576,574)    (459,805)    (594,494)
INCREASE (DECREASE) IN NET ASSETS            230,553      427,811      210,576      545,224     (285,373)     470,880
Net assets at beginning of year            3,178,647    2,750,836    5,773,923    5,228,699    4,357,247    3,886,367
Net assets at end of year                 $3,409,200   $3,178,647   $5,984,499   $5,773,923   $4,071,874   $4,357,247

CHANGE IN UNITS (NOTE 5):
Units purchased                               12,725        4,578        8,276       10,028       15,053       23,004
Units redeemed                               (44,305)     (32,977)     (26,777)     (28,869)     (38,728)     (54,347)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (31,580)     (28,399)     (18,501)     (18,841)     (23,675)     (31,343)

See accompanying notes to financial statements.

                                     F-54

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
------------------------------------------------------
       CLEARBRIDGE                 CLEARBRIDGE
    VARIABLE DIVIDEND          VARIABLE LARGE CAP
  STRATEGY PORTFOLIO --        VALUE PORTFOLIO --
        CLASS II                     CLASS I
------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019         2020         2019
------------------------------------------------------

   $(36,645)      $(40,026)    $(23,420)     $23,204
    647,556        468,564       90,276      257,313
   (610,744)       984,471   (1,118,490)   2,102,031
     40,185        568,550    1,383,122      862,886
     40,352      1,981,559      331,488    3,245,434

      1,150        200,688        9,152       23,537
   (631,317)      (773,530)  (1,228,901)  (1,428,596)
     (9,318)       (22,409)     (28,462)     (31,349)
 (2,720,450)    (1,007,651)    (143,221)     352,503
 (3,359,935)    (1,602,902)  (1,391,432)  (1,083,905)
 (3,319,583)       378,657   (1,059,944)   2,161,529
  7,827,152      7,448,495   14,896,293   12,734,764
 $4,507,569     $7,827,152  $13,836,349  $14,896,293

     29,496         21,008       27,723       64,210
   (195,165)      (107,951)     (88,276)    (111,792)

   (165,669)       (86,943)     (60,553)     (47,582)

                       MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------
         MFS(R)                    MFS(R)                    MFS(R)
     INVESTORS TRUST            NEW DISCOVERY             TOTAL RETURN
    SERIES -- SERVICE         SERIES -- SERVICE         SERIES -- SERVICE
      CLASS SHARES              CLASS SHARES              CLASS SHARES
-----------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------

   $(51,567)    $(52,435)   $(280,195)   $(250,647)     $59,563      $79,573
    174,783      303,248      240,332      254,939      637,310      869,494
    266,112      709,288    5,304,455    1,450,387      694,008    4,425,727
    142,006      285,470    1,953,595    3,409,179      949,165    1,044,276
    531,334    1,245,571    7,218,187    4,863,858    2,340,046    6,419,070

      2,108        2,545      133,844      160,890       23,281      249,751
   (493,982)    (665,326)  (1,498,292)  (1,325,746)  (3,196,566)  (3,811,931)
     (9,578)     (10,585)     (55,778)     (47,671)    (178,840)    (199,767)
    (12,339)    (344,720)    (843,313)   3,663,072     (862,163)  (1,679,569)
   (513,791)  (1,018,086)  (2,263,539)   2,450,545   (4,214,288)  (5,441,516)
     17,543      227,485    4,954,648    7,314,403   (1,874,242)     977,554
  4,994,591    4,767,106   18,400,607   11,086,204   38,895,834   37,918,280
 $5,012,134   $4,994,591  $23,355,255  $18,400,607  $37,021,592  $38,895,834

        983        3,630       27,458      162,409      167,265      208,126
    (21,639)     (51,154)     (97,421)     (96,150)    (417,058)    (504,448)

    (20,656)     (47,524)     (69,963)      66,259     (249,793)    (296,322)

See accompanying notes to financial statements.

                                     F-55

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                         MFS(R) VARIABLE INSURANCE
                                             TRUST (CONTINUED)             MFS(R) VARIABLE INSURANCE TRUST II
                                         ------------------------- ---------------------------------------------------
                                                                                                      MFS(R)
                                                  MFS(R)                    MFS(R)                 MASSACHUSETTS
                                                 UTILITIES                  INCOME            INVESTORS GROWTH STOCK
                                             SERIES -- SERVICE       PORTFOLIO -- SERVICE      PORTFOLIO -- SERVICE
                                               CLASS SHARES              CLASS SHARES              CLASS SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $72,830     $294,603       $494         $525       $(84,649)    $(83,367)
Net realized gain (loss) on investments      313,300      650,865         22           96        389,299      196,372
Change in unrealized appreciation
(depreciation) on investments               (394,583)   1,805,778      1,235        1,882        302,905    1,474,719
Capital gain distributions                   297,067       40,010         --           --        602,288      531,235
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   288,614    2,791,256      1,751        2,503      1,209,843    2,118,959

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   1,526        1,715         --           --          7,969        4,300
Transfers for contract benefits and
terminations                                (925,284)  (1,915,282)        --           --       (595,982)    (617,163)
Administrative expenses                      (30,608)     (39,599)      (140)        (137)       (12,095)     (13,153)
Transfers between subaccounts
(including fixed account), net              (868,791)    (596,633)       326       (4,544)      (561,239)    (682,493)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,823,157)  (2,549,799)       186       (4,681)    (1,161,347)  (1,308,509)
INCREASE (DECREASE) IN NET ASSETS         (1,534,543)     241,457      1,937       (2,178)        48,496      810,450
Net assets at beginning of year           13,257,552   13,016,095     23,568       25,746      6,771,791    5,961,341
Net assets at end of year                $11,723,009  $13,257,552    $25,505      $23,568     $6,820,287   $6,771,791

CHANGE IN UNITS (NOTE 5):
Units purchased                               14,440       28,656         76           35         11,615       20,082
Units redeemed                               (69,921)    (110,570)       (63)        (433)       (75,475)    (102,036)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (55,481)     (81,914)        13         (398)       (63,860)     (81,954)

See accompanying notes to financial statements.

                                     F-56

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                                 PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
                                                          INTERNATIONAL               LONG-TERM
                                 HIGH YIELD              BOND PORTFOLIO            U.S. GOVERNMENT            LOW DURATION
        ALL ASSET               PORTFOLIO --         (U.S. DOLLAR HEDGED) --        PORTFOLIO --              PORTFOLIO --
  PORTFOLIO -- ADVISOR         ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE
      CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------

   $144,594      $65,105   $1,192,849   $1,435,536      $80,359       $4,324      $(5,693)    $141,824    $(399,070)    $457,471
    (62,004)     (17,031)    (109,421)      81,256       15,350       35,950    3,042,219      535,659      (21,540)    (126,247)
    136,819      507,436     (137,292)   3,638,381      (29,458)      55,803    1,737,932    3,520,084      888,314      649,153
         --           --           --           --           --       14,188      313,868           --           --           --
    219,409      555,510      946,136    5,155,173       66,251      110,265    5,088,326    4,197,567      467,704      980,377

         14        2,067       85,215       30,201           --           18       66,058       73,814       59,659       69,759
   (483,003)    (593,857)  (3,765,994)  (5,019,216)    (239,240)    (430,051)  (4,368,808)  (4,562,276)  (6,219,801)  (4,683,465)
    (18,981)     (23,437)    (250,601)    (296,397)      (3,667)      (4,353)    (348,931)    (279,724)    (518,916)    (349,299)
   (418,741)    (724,312) (11,818,397)   5,985,277       (5,649)       9,363   12,266,596    4,463,271   51,156,495    1,729,897
   (920,711)  (1,339,539) (15,749,777)     699,865     (248,556)    (425,023)   7,614,915     (304,915)  44,477,437   (3,233,108)
   (701,302)    (784,029) (14,803,641)   5,855,038     (182,305)    (314,758)  12,703,241    3,892,652   44,945,141   (2,252,731)
  5,118,159    5,902,188   46,333,659   40,478,621    1,851,318    2,166,076   38,539,041   34,646,389   41,893,071   44,145,802
 $4,416,857   $5,118,159  $31,530,018  $46,333,659   $1,669,013   $1,851,318  $51,242,282  $38,539,041  $86,838,212  $41,893,071

     12,464       10,815      272,283      579,536        2,838        4,097    1,196,635      719,325    5,336,657      770,693
    (74,596)     (98,599)  (1,139,047)    (493,473)     (14,574)     (24,859)    (834,297)    (678,876)  (1,534,498)  (1,039,398)

    (62,132)     (87,784)    (866,764)      86,063      (11,736)     (20,762)     362,338       40,449    3,802,159     (268,705)

See accompanying notes to financial statements.

                                     F-57

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                               PIMCO VARIABLE                                    STATE STREET VARIABLE
                                               INSURANCE TRUST                                  INSURANCE SERIES FUNDS,
                                                 (CONTINUED)           RYDEX VARIABLE TRUST              INC.
                                         --------------------------- ------------------------- -------------------------
                                                    TOTAL
                                                   RETURN
                                                PORTFOLIO --                                            INCOME
                                               ADMINISTRATIVE                NASDAQ --              V.I.S. FUND --
                                                CLASS SHARES                100(R) FUND             CLASS 1 SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $744,205    $2,271,200     $(73,060)    $(67,307)    $125,053    $(198,917)
Net realized gain (loss) on investments     1,705,942      (322,009)     273,658      132,907      194,418        9,717
Change in unrealized appreciation
(depreciation) on investments               5,645,600     8,811,657    1,256,084    1,223,706      364,452    1,232,237
Capital gain distributions                  1,683,828            --      696,325      112,927       43,770           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  9,779,575    10,760,848    2,153,007    1,402,233      727,693    1,043,037

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  108,872       190,482           --       23,800        4,482       22,024
Transfers for contract benefits and
terminations                              (14,812,664)  (18,846,058)    (350,302)    (279,604)  (1,621,377)  (1,732,426)
Administrative expenses                      (968,636)   (1,117,888)     (20,509)     (15,943)     (42,338)     (47,156)
Transfers between subaccounts
(including fixed account), net             (8,196,370)     (220,079)     (97,388)     137,196    1,229,936     (464,956)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (23,868,798)  (19,993,543)    (468,199)    (134,551)    (429,297)  (2,222,514)
INCREASE (DECREASE) IN NET ASSETS         (14,089,223)   (9,232,695)   1,684,808    1,267,682      298,396   (1,179,477)
Net assets at beginning of year           156,073,379   165,306,074    5,360,936    4,093,254   14,602,964   15,782,441
Net assets at end of year                $141,984,156  $156,073,379   $7,045,744   $5,360,936  $14,901,360  $14,602,964

CHANGE IN UNITS (NOTE 5):
Units purchased                             1,840,679     1,740,760       14,939       20,082      161,637       32,438
Units redeemed                             (3,311,772)   (2,949,377)     (33,076)     (22,217)    (197,901)    (179,286)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                     (1,471,093)   (1,208,617)     (18,137)      (2,135)     (36,264)    (146,848)

See accompanying notes to financial statements.

                                     F-58

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                   STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED)
---------------------------------------------------------------------------------------------------------
         PREMIER
         GROWTH                  REAL ESTATE                S&P 500(R)                  SMALL-CAP
         EQUITY                  SECURITIES                    INDEX                     EQUITY
     V.I.S. FUND --            V.I.S. FUND --             V.I.S. FUND --             V.I.S. FUND --
     CLASS 1 SHARES            CLASS 1 SHARES             CLASS 1 SHARES             CLASS 1 SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------

  $(434,576)   $(418,555)   $(394,175)    $(97,055)     $309,228     $(241,260)   $(369,986)   $(431,289)
  1,317,802      624,637   (1,093,949)     282,494     9,650,183     8,056,833     (867,785)    (127,040)
  4,333,154    4,754,489   (1,525,878)   6,374,008    (1,659,718)   20,043,457    3,381,797    4,549,053
  2,802,061    3,252,046      498,643    2,934,009    10,890,636     8,318,067      803,829    2,034,764
  8,018,441    8,212,617   (2,515,359)   9,493,456    19,190,329    36,177,097    2,947,855    6,025,488

     95,296       18,064       14,428       38,814       702,643       459,638       21,357       28,227
 (2,868,537)  (2,631,972)  (3,660,175)  (4,293,387)  (13,206,548)  (14,444,531)  (1,950,913)  (2,927,403)
    (61,948)     (61,982)    (190,993)    (215,005)     (285,649)     (305,423)     (66,325)     (79,358)
 (2,616,423)  (1,017,931)    (315,617)  (1,233,503)  (11,517,048)   (1,038,770)    (141,910)    (884,183)
 (5,451,612)  (3,693,821)  (4,152,357)  (5,703,081)  (24,306,602)  (15,329,086)  (2,137,791)  (3,862,717)
  2,566,829    4,518,796   (6,667,716)   3,790,375    (5,116,273)   20,848,011      810,064    2,162,771
 29,439,040   24,920,244   44,195,430   40,405,055   151,070,693   130,222,682   28,348,930   26,186,159
$32,005,869  $29,439,040  $37,527,714  $44,195,430  $145,954,420  $151,070,693  $29,158,994  $28,348,930

     23,632       17,942      316,631      176,439       206,160       288,608       90,435       29,180
   (184,997)    (157,831)    (355,530)    (342,450)   (1,070,396)     (751,938)    (158,348)    (139,093)

   (161,365)    (139,889)     (38,899)    (166,011)     (864,236)     (463,330)     (67,913)    (109,913)

----------------------------

           TOTAL
          RETURN
      V.I.S. FUND --
      CLASS 1 SHARES
---------------------------
 YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,
    2020          2019
---------------------------

  $1,923,194    $4,980,412
 (11,645,024)  (11,588,647)
  39,802,574   103,665,993
          --            --
  30,080,744    97,057,758

   3,438,231     3,970,654
 (48,639,667)  (67,636,442)
    (275,638)     (328,565)
  (5,518,712)   (3,167,612)
 (50,995,786)  (67,161,965)
 (20,915,042)   29,895,793
 751,079,170   721,183,377
$730,164,128  $751,079,170

   3,101,788     1,847,735
  (5,895,331)   (5,578,317)

  (2,793,543)   (3,730,582)

See accompanying notes to financial statements.

                                     F-59

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                          STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
                                                              (CONTINUED)                        THE ALGER PORTFOLIOS
                                         ----------------------------------------------------- -------------------------
                                                                                                         ALGER
                                                    TOTAL                      U.S.                    LARGE CAP
                                                   RETURN                     EQUITY                    GROWTH
                                               V.I.S. FUND --             V.I.S. FUND --             PORTFOLIO --
                                               CLASS 3 SHARES             CLASS 1 SHARES           CLASS I-2 SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)           $(1,237,022)     $372,617    $(206,848)   $(187,337)   $(381,134)   $(388,174)
Net realized gain (loss) on investments    (7,613,364)   (8,287,842)     591,662      647,572    2,006,318      981,911
Change in unrealized appreciation
(depreciation) on investments              22,383,553    67,279,342    1,929,663    3,746,647    9,061,938    4,880,665
Capital gain distributions                         --            --    1,597,555    1,235,374    4,903,568      477,611
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 13,533,167    59,364,117    3,912,032    5,442,256   15,590,690    5,952,013

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  462,677       760,970        7,485       11,657       25,959        4,510
Transfers for contract benefits and
terminations                              (42,488,632)  (53,170,474)  (1,709,377)  (2,409,357)  (3,181,982)  (4,086,662)
Administrative expenses                    (2,594,607)   (2,788,962)     (54,081)     (58,696)     (31,284)     (30,679)
Transfers between subaccounts
(including fixed account), net            (10,476,953)  (13,691,891)    (921,987)  (1,071,159)    (338,302)    (846,637)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (55,097,515)  (68,890,357)  (2,677,960)  (3,527,555)  (3,525,609)  (4,959,468)
INCREASE (DECREASE) IN NET ASSETS         (41,564,348)   (9,526,240)   1,234,072    1,914,701   12,065,081      992,545
Net assets at beginning of year           457,614,367   467,140,607   21,421,274   19,506,573   25,694,700   24,702,155
Net assets at end of year                $416,050,019  $457,614,367  $22,655,346  $21,421,274  $37,759,781  $25,694,700

CHANGE IN UNITS (NOTE 5):
Units purchased                             2,049,298     2,119,411       26,727       27,852       34,364       15,344
Units redeemed                             (6,200,633)   (7,094,624)    (125,726)    (177,711)    (124,819)    (202,628)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                     (4,151,335)   (4,975,213)     (98,999)    (149,859)     (90,455)    (187,284)

See accompanying notes to financial statements.

                                     F-60

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

  THE ALGER PORTFOLIOS
       (CONTINUED)                                              THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------------------------
          ALGER                                                                                                    SP
        SMALL CAP                 JENNISON                                             NATURAL                INTERNATIONAL
         GROWTH                  20/20 FOCUS                JENNISON                  RESOURCES                  GROWTH
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
    CLASS I-2 SHARES           CLASS II SHARES           CLASS II SHARES           CLASS II SHARES           CLASS II SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------

   $(84,959)   $(271,478)    $(78,055)    $(80,722)    $(97,669)    $(82,835)   $(427,318)   $(577,882)     $--           $--
  1,297,802      676,144      560,779      462,331      735,225      453,617   (3,022,278)    (896,778)      --            11
  7,910,624    3,101,881      822,267      837,729    2,173,049    1,052,222    4,576,377    4,363,877       --             7
  1,414,625      963,120           --           --           --           --           --           --       --            --
 10,538,092    4,469,667    1,304,991    1,219,338    2,810,605    1,423,004    1,126,781    2,889,217       --            18

      2,659        6,738        3,909        1,378      241,200      392,724       15,612       25,320       --            --
 (2,303,089)  (2,449,987)    (343,345)    (591,890)    (263,754)    (301,113)  (2,191,909)  (3,560,184)      --          (184)
    (24,703)     (25,554)     (16,908)     (18,864)     (31,642)     (25,585)    (256,015)    (326,576)      --            --
 (1,111,704)    (986,076)    (509,539)    (195,076)   1,424,967     (674,756) (12,241,774)   1,802,726       --            (4)
 (3,436,837)  (3,454,879)    (865,883)    (804,452)   1,370,771     (608,730) (14,674,086)  (2,058,714)      --          (188)
  7,101,255    1,014,788      439,108      414,886    4,181,376      814,274  (13,547,305)     830,503       --          (170)
 18,056,522   17,041,734    5,308,529    4,893,643    5,678,309    4,864,035   33,708,231   32,877,728       --           170
$25,157,777  $18,056,522   $5,747,637   $5,308,529   $9,859,685   $5,678,309  $20,160,926  $33,708,231      $--           $--

     23,744       57,989        2,487        1,611       49,980       13,717    1,975,495    1,229,536       --            --
   (117,141)    (181,553)     (24,806)     (25,710)     (34,034)     (29,340)  (4,529,333)  (1,537,573)      --           (14)

    (93,397)    (123,564)     (22,319)     (24,099)      15,946      (15,623)  (2,553,838)    (308,037)      --           (14)

See accompanying notes to financial statements.

                                     F-61

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

               Statements of Changes in Net Assets -- Continued

                                           THE PRUDENTIAL SERIES     WELLS FARGO VARIABLE
                                             FUND (CONTINUED)                TRUST
                                         ------------------------- -------------------------
                                                    SP
                                                PRUDENTIAL                WELLS FARGO
                                               U.S. EMERGING               VT OMEGA
                                                  GROWTH                    GROWTH
                                               PORTFOLIO --                 FUND --
                                              CLASS II SHARES               CLASS 2
                                         ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019
--------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $(346)       $(285)     $(118,514)   $(121,836)
Net realized gain (loss) on investments        253          720      1,921,551      186,655
Change in unrealized appreciation
(depreciation) on investments                8,895        4,811        104,617    1,280,165
Capital gain distributions                      --           --        661,478      978,561
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   8,802        5,246      2,569,132    2,323,545

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                    --           --        250,261      424,147
Transfers for contract benefits and
terminations                                    --         (943)      (442,835)    (641,904)
Administrative expenses                        (28)         (28)       (33,379)     (39,803)
Transfers between subaccounts
(including fixed account), net                  --           (1)    (6,712,783)    (636,304)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                           (28)        (972)    (6,938,736)    (893,864)
INCREASE (DECREASE) IN NET ASSETS            8,774        4,274     (4,369,604)   1,429,681
Net assets at beginning of year             19,747       15,473      8,325,333    6,895,652
Net assets at end of year                  $28,521      $19,747     $3,955,729   $8,325,333

CHANGE IN UNITS (NOTE 5):
Units purchased                                 --           --         15,216       20,061
Units redeemed                                  (1)         (36)      (176,584)     (48,867)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          (1)         (36)      (161,368)     (28,806)

See accompanying notes to financial statements.

                                     F-62

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2020

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a
separate investment account established on August 19, 1987 by Genworth Life and
Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance
Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC.
GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc.
("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger
(the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation
("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of
Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a
Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance
Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond,
Virginia 23230.

   GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

   GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products.

                                     F-63

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery.
GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the
Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business
GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange
Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME            EFFECTIVE DATE
--------------------                   -------------------------------------  -------------------
American Century Variable Portfolios,  American Century Variable Portfolios,  September 25, 2020
  Inc. -- VP Income & Growth Fund --     Inc. -- VP Disciplined Core Value
  Class I                                Fund -- Class I

MFS(R) Variable Insurance Trust II --  MFS(R) Variable Insurance Trust II --  September 1, 2020
  MFS(R) Strategic Income Portfolio      MFS(R) Income Portfolio -- Service
  -- Service Class Shares                Class Shares

Janus Aspen Series -- Janus Henderson  Janus Aspen Series -- Janus Henderson  April 29, 2020
  Global Technology Portfolio --         Global Technology and Innovation
  Service Shares                         Portfolio -- Service Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated High Income Bond Fund II     Federated Hermes High Income Bond
  -- Primary Shares                      Fund II -- Primary Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated High Income Bond Fund II     Federated Hermes High Income Bond
  -- Service Shares                      Fund II -- Service Shares

                                     F-64

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME          EFFECTIVE DATE
--------------------                   -------------------------------------- ---------------
Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated Kaufmann Fund II --          Federated Hermes Kaufmann Fund II
  Service Shares                         -- Service Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated Managed Volatility Fund      Federated Hermes Managed Volatility
  II -- Primary Shares                   Fund II -- Primary Shares

Dreyfus -- Dreyfus Investment          BNY Mellon -- BNY Mellon Investment    June 3, 2019
  Portfolios MidCap Stock Portfolio      Portfolios -- MidCap Stock
  -- Initial Shares                      Portfolio -- Initial Shares

Dreyfus -- Dreyfus Variable            BNY Mellon -- BNY Mellon Variable      June 3, 2019
  Investment Fund -- Government Money    Investment Fund -- Government Money
  Market Portfolio                       Market Portfolio

Dreyfus -- The Dreyfus Sustainable     BNY Mellon -- BNY Mellon Sustainable   June 3, 2019
  U.S. Equity Portfolio, Inc. --         U.S. Equity Portfolio, Inc. --
  Initial Shares                         Initial Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Capital Appreciation       Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Capital
                                         Appreciation Fund -- Series I Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Capital Appreciation       Variable Insurance Funds) --
  Fund/VA -- Service Shares              Invesco Oppenheimer V.I. Capital
                                         Appreciation Fund -- Series II
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Conservative Balanced      Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I.
                                         Conservative Balanced Fund --
                                         Series I Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Conservative Balanced      Variable Insurance Funds) --
  Fund/VA -- Service Shares              Invesco Oppenheimer V.I.
                                         Conservative Balanced Fund --
                                         Series II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Discovery Mid Cap          Variable Insurance Funds) --
  Growth Fund/ VA -- Non-Service         Invesco Oppenheimer V.I. Discovery
  Shares                                 Mid Cap Growth Fund -- Series I
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Discovery Mid Cap          Variable Insurance Funds) --
  Growth Fund/ VA -- Service Shares      Invesco Oppenheimer V.I. Discovery
                                         Mid Cap Growth Fund -- Series II
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Global Fund/VA --          Variable Insurance Funds) --
  Service Shares                         Invesco Oppenheimer V.I. Global
                                         Fund -- Series II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Global Strategic Income    Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Global
                                         Strategic Income Fund -- Series I
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Main Street Fund(R)/VA     Variable Insurance Funds) --
  -- Service Shares                      Invesco Oppenheimer V.I. Main
                                         Street Fund(R) -- Series II Shares

                                     F-65

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME          EFFECTIVE DATE
--------------------                   -------------------------------------  --------------

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Main Street Small Cap      Variable Insurance Funds) --
  Fund(R)/VA -- Service Shares           Invesco Oppenheimer V.I. Main
                                         Street Small Cap Fund(R) -- Series
                                         II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Total Return Bond          Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Total
                                         Return Bond Fund -- Series I Shares

Franklin Templeton Variable Insurance  Franklin Templeton Variable Insurance  May 1, 2019
  Products Trust -- Franklin Founding    Products Trust -- Franklin
  Funds Allocation VIP Fund --           Allocation VIP Fund -- Class 2
  Class 2 Shares                         Shares

   During the years ended December 31, 2020 and 2019, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):

LIQUIDATED PORTFOLIO                           REINVESTED PORTFOLIO           INCEPTION DATE
--------------------                   -------------------------------------  --------------
AIM Variable Insurance Funds (Invesco  AIM Variable Insurance Funds (Invesco   May 1, 2020
  Variable Insurance Funds) --           Variable Insurance Funds) --
  Invesco V.I. Mid Cap Growth Fund --    Invesco Oppenheimer V.I. Discovery
  Series I shares                        Mid Cap Growth Fund -- Series I
                                         Shares

   As of December 31, 2020, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020:

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds) -- Invesco V.I. Managed Volatility Fund -- Series
  I shares
The Prudential Series Fund -- Equity Portfolio -- Class II
  Shares

   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
V.I. Mid Cap Growth Fund -- Series I shares is not shown on statements as there was no activity from January 1, 2019 through its date of liquidation on May 1,
2020.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial
Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

                                     F-66

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate
Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  .  LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31,
2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the
Valuation Day the request for the purchase or redemption is received. A
Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last
Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed.
Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to

                                     F-67

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   No material subsequent events have occurred since December 31, 2020 through
April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- ------------
AB Variable Products Series Fund,
  Inc.
  AB Balanced Wealth Strategy
   Portfolio -- Class B............ $ 1,422,449 $  2,840,618
  AB Global Thematic Growth
   Portfolio -- Class B............     322,125      370,477
  AB Growth and Income Portfolio
   -- Class B......................   3,868,692   12,355,585
  AB International Value Portfolio
   -- Class B......................   6,023,739   13,183,831
  AB Large Cap Growth
   Portfolio--Class B..............   3,662,717    3,682,332
  AB Small Cap Growth
   Portfolio--Class B..............  16,621,284    6,653,523
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
  Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series I
   Shares..........................   4,613,557    4,929,294
  Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series II
   Shares..........................   6,608,938    1,616,415
  Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series I Shares.................   1,310,888    1,488,979
  Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series II Shares................   5,439,760    6,938,068
  Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth Fund
   -- Series I Shares..............   2,929,544    4,305,273
  Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth Fund
   -- Series II Shares.............   3,056,091    4,480,015
  Invesco Oppenheimer V.I. Global
   Fund -- Series II Shares........  60,959,593   26,004,577
  Invesco Oppenheimer V.I. Global
   Strategic Income Fund -- Series
   I Shares........................     429,034      527,238
  Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II
   Shares..........................  11,320,674  106,060,206
  Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares................   5,416,433   10,954,700
  Invesco Oppenheimer V.I. Total
   Return Bond Fund -- Series I
   Shares..........................   1,496,213    1,969,355
  Invesco V.I. American Franchise
   Fund -- Series I shares.........   2,889,617    8,252,710
  Invesco V.I. American Franchise
   Fund -- Series II shares........   1,188,829    2,397,715
  Invesco V.I. Comstock Fund --
   Series II shares................   3,330,630    5,183,547
  Invesco V.I. Core Equity Fund --
   Series I shares.................   9,728,102  101,130,799
  Invesco V.I. Equity and Income
   Fund -- Series II shares........   3,372,248    5,068,059
  Invesco V.I. Global Real Estate
   Fund -- Series II shares........      79,669       68,648
  Invesco V.I. Government
   Securities Fund -- Series I
   shares..........................          --           --
  Invesco V.I. International
   Growth Fund -- Series II shares.   4,114,207   33,600,007
  Invesco V.I. Technology Fund --
   Series I shares.................          --           --
  Invesco V.I. Value Opportunities
   Fund -- Series II shares........     625,971      966,445
American Century Variable
  Portfolios II, Inc.
  VP Inflation Protection Fund --
   Class II........................   6,651,780   27,411,549
American Century Variable
  Portfolios, Inc.
  VP Disciplined Core Value Fund
   -- Class I......................     422,946      184,862
  VP International Fund -- Class I.     232,040      253,196

                                     F-68

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- -----------
  VP Ultra(R) Fund -- Class I...... $   193,756 $    79,906
  VP Value Fund -- Class I.........       5,361       7,663
BNY Mellon
  BNY Mellon Investment Portfolios
   -- MidCap Stock Portfolio --
   Initial Shares..................       3,028       5,933
  BNY Mellon Sustainable U.S.
   Equity Portfolio, Inc. --
   Initial Shares..................     307,857   1,273,300
  BNY Mellon Variable Investment
   Fund -- Government Money Market
   Portfolio.......................   2,467,760   2,086,514
BlackRock Variable Series Funds,
  Inc.
  BlackRock Advantage U.S. Total
   Market V.I. Fund -- Class III
   Shares..........................     602,696   1,108,516
  BlackRock Basic Value V.I. Fund
   -- Class III Shares.............   5,430,808  25,288,848
  BlackRock Global Allocation V.I.
   Fund -- Class III Shares........  21,006,499  46,263,885
  BlackRock Large Cap Focus Growth
   V.I. Fund -- Class III Shares...   4,227,097   1,090,935
Columbia Funds Variable Series
  Trust II
  CTIVP/SM/ -- Loomis Sayles
   Growth Fund -- Class 1..........  76,921,959  22,778,898
  Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2...   1,406,807   3,178,100
Deutsche DWS Variable Series I
  DWS Capital Growth VIP --
   Class B Shares..................     355,002      93,395
Deutsche DWS Variable Series II
  DWS CROCI(R) U.S. VIP -- Class B
   Shares..........................     189,877      45,923
  DWS Small Mid Cap Value VIP --
   Class B Shares..................       2,441       1,859
Eaton Vance Variable Trust
  VT Floating -- Rate Income Fund..   8,158,414  22,664,894
Federated Hermes Insurance Series
  Federated Hermes High Income
   Bond Fund II -- Primary Shares..     785,350   1,461,117
  Federated Hermes High Income
   Bond Fund II -- Service Shares..   1,283,047   2,466,846
  Federated Hermes Kaufmann Fund
   II -- Service Shares............  18,296,963   6,836,967
  Federated Hermes Managed
   Volatility Fund II -- Primary
   Shares..........................     990,151   2,138,610
Fidelity(R) Variable Insurance
  Products Fund
  VIP Asset Manager/SM/ Portfolio
   -- Initial Class................   1,763,425   4,092,556
  VIP Asset Manager/SM/ Portfolio
   -- Service Class 2..............     455,831     662,379
  VIP Balanced Portfolio --
   Service Class 2.................  11,671,062  15,428,444
  VIP Contrafund(R) Portfolio --
   Initial Class...................   3,605,802  16,784,876
  VIP Contrafund(R) Portfolio --
   Service Class 2.................   6,030,253  43,098,684
  VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2....     225,711     454,164
  VIP Equity-Income Portfolio --
   Initial Class...................   5,846,639  10,508,355
  VIP Equity-Income Portfolio --
   Service Class 2.................  85,024,851  24,503,859
  VIP Growth & Income Portfolio --
   Initial Class...................   1,743,278   4,208,452
  VIP Growth & Income Portfolio --
   Service Class 2.................   6,611,262   4,780,453
  VIP Growth Opportunities
   Portfolio -- Initial Class......   5,264,051   4,488,755
  VIP Growth Opportunities
   Portfolio -- Service Class 2....  74,641,544  20,560,671
  VIP Growth Portfolio -- Initial
   Class...........................   8,144,259  10,652,599
  VIP Growth Portfolio -- Service
   Class 2.........................   3,235,542   9,058,054
  VIP Investment Grade Bond
   Portfolio -- Service Class 2....  20,379,392  26,428,048
  VIP Mid Cap Portfolio -- Initial
   Class...........................          44          50
  VIP Mid Cap Portfolio -- Service
   Class 2.........................   8,971,507  56,595,857
  VIP Overseas Portfolio --
   Initial Class...................     419,683   1,860,045
  VIP Value Strategies Portfolio
   -- Service Class 2..............     683,285     346,129

                                     F-69

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                      COST OF     PROCEEDS
                                       SHARES       FROM
FUND/PORTFOLIO                        ACQUIRED   SHARES SOLD
--------------                      ------------ ------------
Franklin Templeton Variable
  Insurance Products Trust
  Franklin Allocation VIP Fund --
   Class 2 Shares.................. $ 15,386,422 $ 12,122,763
  Franklin Income VIP Fund --
   Class 2 Shares..................   27,162,433   46,013,859
  Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares..........      192,915      106,279
  Franklin Mutual Shares VIP Fund
   -- Class 2 Shares...............    1,646,914    1,788,660
  Templeton Foreign VIP Fund --
   Class 1 Shares..................      396,032      886,333
  Templeton Foreign VIP Fund --
   Class 2 Shares..................      111,393      419,330
  Templeton Global Bond VIP Fund
   -- Class 1 Shares...............      559,258    1,222,747
  Templeton Growth VIP Fund --
   Class 2 Shares..................      680,462    1,502,285
Goldman Sachs Variable Insurance
  Trust
  Goldman Sachs Government Money
   Market Fund -- Service Shares...  181,179,393  164,333,311
  Goldman Sachs Large Cap Value
   Fund -- Institutional Shares....      569,634      838,508
  Goldman Sachs Mid Cap Value Fund
   -- Institutional Shares.........    1,496,225    4,785,474
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1.......      765,381    1,103,771
  JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1......      112,477      195,986
  JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1...      126,692       88,873
  JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1.....      278,437      663,051
Janus Aspen Series
  Janus Henderson Balanced
   Portfolio -- Institutional
   Shares..........................    5,840,279   12,803,531
  Janus Henderson Balanced
   Portfolio -- Service Shares.....   11,064,570   21,439,246
  Janus Henderson Enterprise
   Portfolio -- Institutional
   Shares..........................    4,179,748    7,965,477
  Janus Henderson Enterprise
   Portfolio -- Service Shares.....      579,903    1,121,525
  Janus Henderson Flexible Bond
   Portfolio -- Institutional
   Shares..........................    1,330,672    1,928,395
  Janus Henderson Forty Portfolio
   -- Institutional Shares.........    4,854,511    7,914,319
  Janus Henderson Forty Portfolio
   -- Service Shares...............    2,453,034    3,291,292
  Janus Henderson Global Research
   Portfolio -- Institutional
   Shares..........................    3,333,721    5,626,265
  Janus Henderson Global Research
   Portfolio -- Service Shares.....      193,513      427,469
  Janus Henderson Global
   Technology and Innovation
   Portfolio -- Service Shares.....    2,963,766    3,749,547
  Janus Henderson Overseas
   Portfolio -- Institutional
   Shares..........................    1,036,119    2,915,183
  Janus Henderson Overseas
   Portfolio -- Service Shares.....      394,546      664,019
  Janus Henderson Research
   Portfolio -- Institutional
   Shares..........................    4,316,328    6,120,322
  Janus Henderson Research
   Portfolio -- Service Shares.....      540,451      945,358
Legg Mason Partners Variable
  Equity Trust
  ClearBridge Variable Aggressive
   Growth Portfolio -- Class II....      798,393      972,209
  ClearBridge Variable Dividend
   Strategy Portfolio -- Class I...      408,796      837,445
  ClearBridge Variable Dividend
   Strategy Portfolio -- Class II..      570,243    3,927,300
  ClearBridge Variable Large Cap
   Value Portfolio -- Class I......    2,043,177    2,074,954
MFS(R) Variable Insurance Trust
  MFS(R) Investors Trust Series --
   Service Class Shares............      183,846      607,199
  MFS(R) New Discovery Series --
   Service Class Shares............    2,765,449    3,353,657
  MFS(R) Total Return Series --
   Service Class Shares............    4,300,365    7,499,666
  MFS(R) Utilities Series --
   Service Class Shares............      895,951    2,349,283
MFS(R) Variable Insurance Trust II
  MFS(R) Income Portfolio --
   Service Class Shares............        1,771        1,090
  MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares............      811,285    1,885,335

                                     F-70

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- ------------
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor
   Class Shares.................... $   379,105 $  1,155,298
  High Yield Portfolio --
   Administrative Class Shares.....   6,627,624   21,157,572
  International Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares.....     169,430      336,414
  Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares....................  28,077,645   20,156,396
  Low Duration Portfolio --
   Administrative Class Shares.....  63,099,793   19,061,604
  Total Return Portfolio --
   Administrative Class Shares.....  35,978,244   56,884,684
Rydex Variable Trust
  NASDAQ -- 100(R) Fund............   1,068,515      913,295
State Street Variable Insurance
  Series Funds, Inc.
  Income V.I.S. Fund -- Class 1
   Shares..........................   2,967,435    3,234,734
  Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares..........   3,570,291    6,682,943
  Real Estate Securities V.I.S.
   Fund -- Class 1 Shares..........   6,559,059   10,592,263
  S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares..................  19,220,189   32,531,804
  Small-Cap Equity V.I.S. Fund --
   Class 1 Shares..................   3,589,333    5,284,486
  Total Return V.I.S. Fund --
   Class 1 Shares..................  70,882,362  119,993,186
  Total Return V.I.S. Fund --
   Class 3 Shares..................  32,846,504   89,112,343
  U.S. Equity V.I.S. Fund --
   Class 1 Shares..................   2,347,973    3,635,074
The Alger Portfolios
  Alger Large Cap Growth Portfolio
   -- Class I-2 Shares.............   6,504,050    5,655,730
  Alger Small Cap Growth Portfolio
   -- Class I-2 Shares.............   2,451,993    4,520,164
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio
   -- Class II Shares..............      52,400      996,761
  Jennison Portfolio -- Class II
   Shares..........................   3,011,009    1,737,217
  Natural Resources Portfolio --
   Class II Shares.................   8,559,588   23,654,624
  SP International Growth
   Portfolio -- Class II Shares....          --           --
  SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares..........................          --          374
Wells Fargo Variable Trust
  Wells Fargo VT Omega Growth Fund
   -- Class 2......................   1,204,760    7,600,969

(4)RELATED PARTY TRANSACTIONS

  (A) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate
Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a
Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the
Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the
Guarantee Account.

                                     F-71

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued.
These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate
Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.80% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by
GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a
Washington corporation registered with the SEC under the Securities Exchange
Act of 1934 as a broker-dealer and is a member of the Financial Industry
Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or
Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

                                     F-72

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns.
A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during
2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020:

AIM Variable Insurance Funds (Invesco Variable Insurance     AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds) -- Invesco V.I. Government Securities Fund --         Funds) -- Invesco V.I. Technology Fund -- Series I shares
  Series I shares
AIM Variable Insurance Funds (Invesco Variable Insurance     The Prudential Series Fund -- Equity Portfolio -- Class II
  Funds) -- Invesco V.I. Managed Volatility Fund -- Series     Shares
  I shares                                                   The Prudential Series Fund -- SP International Growth
                                                               Portfolio -- Class II Shares.

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2020........................... 1.45% to 2.95%   716,614 16.34 to 10.99 10,983   2.15%       7.67% to    6.03%
   2019........................... 1.45% to 2.95%   843,059 15.18 to 10.36 12,050   2.25%      16.49% to    7.63%
   2018........................... 1.45% to 2.55%   988,327 13.03 to 11.47 12,203   1.64%     (7.77)% to  (8.81)%
   2017........................... 1.45% to 2.55% 1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55% 1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
 AB Global Thematic Growth
   Portfolio -- Class B
   2020........................... 1.45% to 1.70%    79,757 34.96 to 18.88  2,617   0.45%      37.07% to   36.72%
   2019........................... 1.45% to 1.70%    90,755 25.51 to 13.81  2,135   0.16%      27.90% to   27.58%
   2018........................... 1.45% to 2.10%   108,308 19.94 to 13.16  1,988   0.00%    (11.30)% to (11.88)%
   2017........................... 1.45% to 2.10%   235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%   140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%

                                     F-73

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                  EXPENSE AS A                              NET   INVESTMENT
                                  % OF AVERAGE                             ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- --------------- ------ ---------- --------------------
 AB Growth and Income
   Portfolio -- Class B
   2020......................... 1.15% to 2.70%  1,197,002  33.90 to 10.59 32,803   1.28%       1.29% to  (0.29)%
   2019......................... 1.15% to 2.70%  1,589,475  33.47 to 10.62 43,446   1.02%      22.19% to   13.24%
   2018......................... 1.15% to 2.30%  1,812,252  27.39 to 17.62 40,557   0.72%     (6.93)% to  (8.02)%
   2017......................... 1.15% to 2.30%  1,853,902  29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016......................... 1.15% to 2.30%  2,080,048  25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
 AB International Value
   Portfolio -- Class B
   2020......................... 1.45% to 2.95%  2,760,732  11.20 to 10.50 21,761   1.32%       0.73% to  (0.80)%
   2019......................... 1.45% to 2.95%  3,806,411  11.12 to 10.59 29,281   0.77%      15.10% to   12.54%
   2018......................... 1.45% to 2.55%  4,300,130   9.66 to  5.00 28,780   1.12%    (24.10)% to (24.95)%
   2017......................... 1.45% to 2.55%  4,197,680  12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016......................... 1.45% to 2.55% 10,519,424  10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
 AB Large Cap Growth
   Portfolio -- Class B
   2020......................... 1.45% to 2.70%    926,116  55.53 to 14.25 33,067   0.00%      33.19% to   31.50%
   2019......................... 1.45% to 2.30%    990,540  41.69 to 29.04 26,581   0.00%      32.42% to   31.27%
   2018......................... 1.45% to 2.30%  1,085,426  31.48 to 22.12 21,750   0.00%       0.83% to  (0.04)%
   2017......................... 1.45% to 2.30%  1,136,185  31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016......................... 1.45% to 2.30%  1,256,372  24.06 to 17.20 18,786   0.00%       0.87% to    0.01%
 AB Small Cap Growth
   Portfolio -- Class B
   2020......................... 1.45% to 2.95%    795,460  45.21 to 15.29 33,896   0.00%      51.42% to   49.11%
   2019......................... 1.45% to 1.95%    502,334  29.86 to 27.85 14,855   0.00%      34.04% to   33.36%
   2018......................... 1.45% to 1.95%    555,831  22.28 to 20.89 12,265   0.00%     (2.55)% to  (3.05)%
   2017......................... 1.45% to 1.95%    291,390  22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016......................... 1.45% to 1.95%    328,225  17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco Oppenheimer V.I.
   Capital Appreciation Fund --
   Series I Shares
   2020......................... 1.15% to 1.60%    345,154 192.00 to 34.53 29,406   0.00%      35.01% to   34.41%
   2019......................... 1.15% to 1.60%    415,837 142.20 to 25.69 25,295   0.06%      34.63% to   34.02%
   2018......................... 1.15% to 1.60%    484,217 105.63 to 19.17 22,209   0.33%     (6.82)% to  (7.24)%
   2017......................... 1.15% to 1.60%    581,375 113.36 to 20.66 28,780   0.23%      25.38% to   24.81%
   2016......................... 1.15% to 1.60%    683,004  90.41 to 16.55 27,894   0.41%     (3.33)% to  (3.76)%
 Invesco Oppenheimer V.I.
   Capital Appreciation Fund --
   Series II Shares
   2020......................... 1.45% to 2.10%    263,778  41.76 to 29.48 10,441   0.00%      34.27% to   33.38%
   2019......................... 1.45% to 2.10%    159,063  31.10 to 22.10  4,418   0.00%      33.88% to   32.99%
   2018......................... 1.45% to 2.10%    181,202  23.23 to 16.62  3,765   0.00%     (7.33)% to  (7.94)%
   2017......................... 1.45% to 2.10%    207,692  25.07 to 18.05  4,645   0.01%      24.68% to   23.86%
   2016......................... 1.45% to 2.10%    243,018  20.11 to 14.57  4,386   0.11%     (3.84)% to  (4.47)%

                                     F-74

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- --------------- ------- ---------- --------------------
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund
   -- Series I Shares
   2020......................... 1.15% to 1.60%   272,259  62.00 to 18.73  10,593   2.10%      13.53% to   13.02%
   2019......................... 1.15% to 1.60%   286,119  54.61 to 16.57   9,806   2.27%      16.16% to   15.64%
   2018......................... 1.15% to 1.60%   331,475  47.01 to 14.33   9,405   1.98%     (6.42)% to  (6.84)%
   2017......................... 1.15% to 1.60%   349,035  50.23 to 15.38  10,783   1.95%       8.00% to    7.51%
   2016......................... 1.15% to 1.60%   375,945  46.51 to 14.30  11,158   2.39%       4.05% to    3.58%
Invesco Oppenheimer V.I.
  Conservative Balanced Fund --
  Series II Shares
   2020......................... 1.45% to 2.95% 1,399,538  15.94 to 11.45  18,703   1.78%      12.93% to   11.21%
   2019......................... 1.45% to 2.95% 1,547,398  14.11 to 10.30  18,374   1.99%      15.52% to    6.25%
   2018......................... 1.45% to 2.55% 1,637,908  12.22 to  8.40  16,895   1.73%     (6.91)% to  (7.95)%
   2017......................... 1.45% to 2.55% 1,871,679  13.13 to  9.12  20,762   1.74%       7.37% to    6.18%
   2016......................... 1.45% to 2.55% 2,125,261  12.22 to  8.59  22,007   2.17%       3.44% to    2.29%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series I Shares
   2020......................... 1.15% to 1.60%   275,333 177.44 to 35.25  28,623   0.04%      39.07% to   38.44%
   2019......................... 1.15% to 1.60%   319,378 127.59 to 25.46  23,284   0.00%      37.76% to   37.14%
   2018......................... 1.15% to 1.60%   374,862  92.62 to 18.57  19,640   0.00%     (7.17)% to  (7.59)%
   2017......................... 1.15% to 1.60%   432,839  99.77 to 20.09  24,387   0.03%      27.31% to   26.74%
   2016......................... 1.15% to 1.60%   507,574  78.37 to 15.85  22,242   0.00%       1.16% to    0.70%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series II Shares
   2020......................... 1.45% to 1.70%   235,666  49.74 to 47.39  11,513   0.00%      38.21% to   37.86%
   2019......................... 1.45% to 1.70%   301,780  35.99 to 34.38  10,683   0.00%      36.99% to   36.65%
   2018......................... 1.45% to 1.70%   267,456  26.27 to 25.16   6,940   0.00%     (7.67)% to  (7.91)%
   2017......................... 1.45% to 1.70%   297,883  28.45 to 27.32   8,383   0.00%      26.60% to   26.28%
   2016......................... 1.45% to 1.70%   293,900  22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
 Invesco Oppenheimer V.I.
   Global Fund -- Series II
   Shares
   2020......................... 1.45% to 2.95% 4,465,223  52.55 to 13.12 125,239   0.57%      25.49% to   23.58%
   2019......................... 1.45% to 2.95% 2,618,610  41.88 to 10.62  67,455   0.63%      29.55% to   13.11%
   2018......................... 1.45% to 2.55% 2,993,966  32.33 to 12.47  59,097   0.82%    (14.66)% to (15.62)%
   2017......................... 1.45% to 2.55% 3,989,415  37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016......................... 1.45% to 2.55% 4,229,281  28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
 Invesco Oppenheimer V.I.
   Global Strategic Income Fund
   -- Series I Shares
   2020......................... 1.15% to 1.60%   217,269  11.53 to 11.11   2,456   5.70%       2.21% to    1.75%
   2019......................... 1.15% to 1.60%   237,123  11.28 to 10.92   2,628   3.84%       9.53% to    9.03%
   2018......................... 1.15% to 1.60%   271,723  10.30 to 10.01   2,756   4.96%     (5.50)% to  (5.93)%
   2017......................... 1.15% to 1.60%   317,036  10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016......................... 1.15% to 1.60%   370,143  10.37 to 10.18   3,800   5.06%       5.31% to    4.84%

                                     F(75

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
 Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II
   Shares
   2020.......................... 1.45% to 2.35%   659,954 36.80 to 22.52  17,203   0.34%      12.05% to   11.02%
   2019.......................... 1.45% to 2.95% 5,309,757 32.84 to 10.58 112,320   0.82%      29.83% to   12.36%
   2018.......................... 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779   0.83%     (9.44)% to (10.45)%
   2017.......................... 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016.......................... 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
 Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares
   2020.......................... 1.45% to 2.95%   884,580 50.60 to 12.52  29,237   0.37%      17.90% to   16.11%
   2019.......................... 1.45% to 2.95% 1,052,852 42.92 to 10.78  29,675   0.00%      24.30% to   16.86%
   2018.......................... 1.45% to 2.55% 1,209,301 34.53 to 14.37  27,499   0.06%    (11.84)% to (12.83)%
   2017.......................... 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016.......................... 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
 Invesco Oppenheimer V.I. Total
   Return Bond Fund --
   Series I Shares
   2020.......................... 1.15% to 1.60%   380,691 33.00 to 13.58   8,290   3.04%       8.44% to    7.96%
   2019.......................... 1.15% to 1.60%   404,864 30.43 to 12.58   8,234   3.39%       8.27% to    7.78%
   2018.......................... 1.15% to 1.60%   429,783 28.11 to 11.67   8,094   3.33%     (2.17)% to  (2.61)%
   2017.......................... 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016.......................... 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2020.......................... 0.75% to 1.70%   736,113 35.61 to 32.42  24,380   0.07%      41.29% to   39.94%
   2019.......................... 0.75% to 1.70% 1,014,847 25.21 to 23.16  23,900   0.00%      35.73% to   34.43%
   2018.......................... 0.75% to 1.85%   866,472 18.57 to 17.03  15,185   0.00%     (4.35)% to  (5.42)%
   2017.......................... 0.75% to 1.85% 1,218,749 19.41 to 18.01  22,478   0.13%      26.39% to   24.99%
   2016.......................... 0.75% to 1.85%   466,844 15.36 to 14.41   6,856   0.00%       1.50% to    0.38%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2020.......................... 1.45% to 1.70%   119,779 51.96 to 38.07   5,228   0.00%      39.94% to   39.58%
   2019.......................... 1.45% to 1.70%   166,472 37.13 to 27.28   5,082   0.00%      34.45% to   34.11%
   2018.......................... 1.45% to 2.20%   195,429 27.62 to 21.47   4,468   0.00%     (5.29)% to  (6.02)%
   2017.......................... 1.45% to 2.20%   225,446 29.16 to 22.85   5,477   0.00%      25.19% to   24.24%
   2016.......................... 1.45% to 2.20%   239,707 23.29 to 18.39   4,637   0.00%       0.54% to  (0.22)%
 Invesco V.I. Comstock Fund --
   Series II shares
   2020.......................... 1.45% to 2.70%   810,189 31.06 to 10.31  20,552   2.16%     (2.52)% to  (3.76)%
   2019.......................... 1.45% to 2.35%   909,037 31.86 to 18.13  23,830   1.68%      23.13% to   22.01%
   2018.......................... 1.45% to 2.35% 1,030,378 25.88 to 14.86  21,926   1.38%    (13.64)% to (14.44)%
   2017.......................... 1.45% to 2.35% 1,174,635 29.96 to 17.37  29,341   1.25%      15.88% to   14.82%
   2016.......................... 1.45% to 2.55% 4,807,059 25.86 to 13.03  85,076   1.87%      15.30% to   14.01%

                                     F-76

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Core Equity Fund --
   Series I shares
   2020............................ 1.45% to 2.30%   246,205 23.27 to 20.50  5,593   0.20%      12.20% to   11.23%
   2019............................ 1.45% to 2.95% 5,475,060 20.74 to 10.68 98,305   0.92%      27.09% to   14.44%
   2018............................ 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333   1.00%    (10.08)% to (11.72)%
   2017............................ 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%      12.33% to   10.30%
   2016............................ 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%       9.44% to    7.46%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2020............................ 1.45% to 2.95%   984,337 18.99 to 11.08 17,258   2.18%       8.06% to    6.42%
   2019............................ 1.45% to 2.95% 1,151,954 17.58 to 10.41 18,863   2.25%      18.27% to    8.72%
   2018............................ 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577   1.95%    (11.04)% to (12.04)%
   2017............................ 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%       9.18% to    7.96%
   2016............................ 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%      13.18% to   11.92%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2020............................ 1.45% to 2.70%    14,007 16.63 to  8.72    189   4.76%    (13.83)% to (14.93)%
   2019............................ 1.45% to 2.70%    13,156 19.30 to 10.25    211   3.36%      20.87% to    5.20%
   2018............................ 1.45% to 2.20%    15,073 15.97 to  8.62    202   3.68%     (7.70)% to  (8.41)%
   2017............................ 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%      11.10% to   10.26%
   2016............................ 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2020............................ 1.45% to 2.70%   601,678 24.48 to 11.68 12,641   1.01%      12.09% to   10.67%
   2019............................ 1.45% to 2.95% 2,818,181 21.84 to 10.54 42,257   1.26%      26.38% to   11.56%
   2018............................ 1.45% to 2.55% 3,440,133 17.28 to  9.01 40,942   1.79%    (16.44)% to (17.38)%
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2020............................ 1.45% to 2.30%   187,687 22.52 to 14.17  4,054   0.09%       3.80% to    2.91%
   2019............................ 1.45% to 2.30%   207,911 21.70 to 13.77  4,324   0.00%      28.23% to   27.13%
   2018............................ 1.45% to 2.30%   236,200 16.92 to 10.83  3,821   0.00%    (20.53)% to (21.22)%
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2020............................ 1.45% to 2.95% 1,277,455 14.09 to 10.70 16,822   1.19%       7.97% to    6.32%
   2019............................ 1.45% to 2.95% 2,918,161 13.05 to 10.06 35,553   2.27%       7.32% to    1.34%
   2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387   2.83%     (4.24)% to  (5.31)%
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%

                                     F-77

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
American Century Variable Portfolios,
  Inc.
 VP Disciplined Core Value Fund --
   Class I
   2020............................... 1.45% to 2.70%  26,442 35.45 to 11.56   633    1.93%      10.19% to    8.79%
   2019............................... 1.45% to 2.70%  14,400 32.17 to 10.62   338    2.06%      22.15% to   13.25%
   2018............................... 1.45% to 2.20%  16,983 26.34 to 13.89   328    1.89%     (8.23)% to  (8.93)%
   2017............................... 1.45% to 2.20%  28,631 28.70 to 15.26   589    2.30%      18.74% to   17.84%
   2016............................... 1.45% to 2.20%  41,953 24.17 to 12.95   740    1.51%      11.84% to   10.99%
 VP International Fund -- Class I
   2020............................... 1.45% to 2.70%  29,986 33.29 to 13.20   635    0.47%      24.05% to   22.48%
   2019............................... 1.45% to 2.70%  29,283 26.83 to 10.78   533    0.90%      26.56% to   16.71%
   2018............................... 1.45% to 2.20%  35,301 21.20 to  9.21   511    1.26%    (16.46)% to (17.10)%
   2017............................... 1.45% to 2.20%  35,443 25.38 to 11.10   621    0.81%      29.31% to   28.33%
   2016............................... 1.45% to 2.20%  36,661  19.63 to 8.65   507    1.17%     (6.87)% to  (7.57)%
 VP Ultra(R) Fund -- Class I
   2020............................... 1.45% to 2.70%   4,804 57.65 to 15.85   202    0.00%      47.68% to   45.81%
   2019............................... 1.85% to 1.85%   1,263 31.12 to 31.12    39    0.00%      32.09% to   32.09%
   2018............................... 1.85% to 2.05%   1,706 23.56 to 22.17    40    0.26%     (1.12)% to  (1.32)%
   2017............................... 1.85% to 2.05%   1,874 23.82 to 22.47    44    0.39%      29.79% to   29.52%
   2016............................... 1.85% to 2.05%   2,520 18.36 to 17.35    46    0.48%       2.52% to    2.31%
 VP Value Fund -- Class I
   2020............................... 1.45% to 1.45%   1,929 32.99 to 32.99    64    2.32%     (0.49)% to  (0.49)%
   2019............................... 1.45% to 1.45%   2,093 33.15 to 33.15    69    2.12%      25.19% to   25.19%
   2018............................... 1.45% to 1.45%   2,190 26.48 to 26.48    58    1.65%    (10.48)% to (10.48)%
   2017............................... 1.45% to 1.45%   2,329 29.58 to 29.58    69    1.65%       7.18% to    7.18%
   2016............................... 1.45% to 1.45%   2,433 27.60 to 27.60    67    1.74%      18.74% to   18.74%
BNY Mellon
 BNY Mellon Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2020............................... 1.45% to 1.45%   2,853 35.89 to 35.89   102    0.82%       6.54% to    6.54%
   2019............................... 1.45% to 1.45%   2,936 33.69 to 33.69    99    0.64%      18.44% to   18.44%
   2018............................... 1.45% to 1.45%   3,104 28.44 to 28.44    88    0.57%    (16.72)% to (16.72)%
   2017............................... 1.45% to 1.45%   3,277 34.15 to 34.15   112    1.06%      13.71% to   13.71%
   2016............................... 1.45% to 1.45%   3,464 30.04 to 30.04   104    1.06%      13.80% to   13.80%
 BNY Mellon Sustainable U.S. Equity
   Portfolio, Inc. -- Initial Shares
   2020............................... 1.50% to 1.70% 423,043 19.47 to 18.68 8,245    1.09%      22.28% to   22.03%
   2019............................... 1.50% to 1.70% 484,418 15.92 to 15.30 7,721    1.44%      32.34% to   32.07%
   2018............................... 1.50% to 1.70% 489,649 12.03 to 11.59 5,897    1.75%     (5.84)% to  (6.04)%
   2017............................... 1.50% to 1.70% 498,511 12.78 to 12.33 6,375    1.13%      13.61% to   13.38%
   2016............................... 1.50% to 1.70% 504,596 11.25 to 10.88 5,681    1.27%       8.72% to    8.50%

                                     F-78

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 BNY Mellon Variable
   Investment Fund --
   Government Money
   Market Portfolio
   2020.......................... 1.45% to 2.05%    156,045   9.33 to 8.57   1,442   0.18%    (1.24)% to  (1.84)%
   2019.......................... 1.45% to 2.05%    114,293   9.44 to 8.73   1,062   1.63%      0.19% to  (0.42)%
   2018.......................... 1.45% to 2.05%    117,127   9.43 to 8.77   1,091   1.32%    (0.19)% to  (0.80)%
   2017.......................... 1.45% to 2.05%    105,919   9.44 to 8.84     987   0.35%    (1.11)% to  (1.71)%
   2016.......................... 1.45% to 2.05%     72,989   9.55 to 9.00     685   0.01%    (1.43)% to  (2.03)%
BlackRock Variable Series Funds, Inc.
 BlackRock Advantage U.S.
   Total Market V.I. Fund --
   Class III Shares
   2020.......................... 1.45% to 2.30%    128,201 33.04 to 25.19   4,077   1.51%     17.92% to   16.90%
   2019.......................... 1.45% to 2.30%    159,729 28.02 to 21.55   4,318   2.14%     26.79% to   25.69%
   2018.......................... 1.45% to 2.30%    178,250 22.10 to 17.14   3,796   1.47%    (8.02)% to  (8.81)%
   2017.......................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%     12.19% to   11.22%
   2016.......................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2020.......................... 1.45% to 2.30%    314,614 23.64 to 19.76   6,794   0.81%      1.63% to    0.76%
   2019.......................... 1.45% to 2.95%  1,592,127 23.26 to 10.58  29,759   2.06%     21.74% to   12.23%
   2018.......................... 1.45% to 2.55%  1,807,923 19.10 to 12.06  27,772   1.43%    (9.45)% to (10.47)%
   2017.......................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%      6.45% to    5.27%
   2016.......................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2020.......................... 1.45% to 2.95% 11,261,826 24.43 to 12.27 203,199   1.22%     18.96% to   17.15%
   2019.......................... 1.45% to 2.95% 13,520,878 20.54 to 10.47 206,941   1.19%     16.05% to   10.03%
   2018.......................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230   0.81%    (8.93)% to  (9.95)%
   2017.......................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%     12.06% to   10.82%
   2016.......................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
 BlackRock Large Cap Focus
   Growth V.I. Fund -- Class III
   Shares
   2020.......................... 1.45% to 1.95%    278,524 46.98 to 42.65  12,744   0.00%     41.35% to   40.63%
   2019.......................... 1.45% to 1.95%    221,085 33.24 to 30.33   7,143   0.00%     30.41% to   29.75%
   2018.......................... 1.45% to 1.95%    194,084 25.49 to 23.37   4,797   0.00%      1.27% to    0.75%
   2017.......................... 1.45% to 1.95%    169,025 25.17 to 23.20   4,130   0.00%     27.36% to   26.72%
   2016.......................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM/ -- Loomis Sayles
   Growth Fund -- Class 1
   2020.......................... 1.45% to 2.95%  5,183,864 22.25 to 13.47 112,646   0.00%     30.02% to   28.04%
   2019.......................... 1.45% to 2.95%  2,224,887 17.11 to 10.52  37,639   0.00%     29.84% to   10.97%
   2018.......................... 1.45% to 2.55%  2,842,960 13.18 to 12.79  37,270   0.00%    (3.82)% to  (4.90)%
   2017.......................... 1.45% to 2.55%  4,651,585 13.70 to 13.45  63,499   0.00%     31.11% to   29.65%
   2016 (4)...................... 1.45% to 2.30%  1,971,256 10.45 to 10.39  20,587   0.00%      6.77% to    5.86%

                                     F-79

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2020........................... 1.45% to 2.70%   918,564 13.20 to 11.40 12,037   1.44%       7.25% to    5.89%
   2019........................... 1.45% to 2.30% 1,079,041 12.31 to 11.92 13,210   1.82%      23.33% to   22.27%
   2018........................... 1.45% to 2.30% 1,219,887  9.98 to  9.75 12,124   2.57%    (18.03)% to (18.74)%
   2017........................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%      25.34% to   24.27%
   2016 (4)....................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%     (4.27)% to  (5.19)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2020........................... 1.45% to 2.70%     9,878 35.63 to 14.42    317   0.04%      36.69% to   34.96%
   2019........................... 1.50% to 1.50%        54 25.95 to 25.95      1   0.16%      34.73% to   34.73%
   2018........................... 1.45% to 1.50%       500 19.34 to 19.26     10   0.47%     (3.30)% to  (3.35)%
   2017........................... 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%      24.14% to   24.08%
   2016........................... 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%       2.49% to    2.44%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP --
   Class B Shares
   2020........................... 1.45% to 2.70%    14,968  14.20 to 9.36    200   0.86%    (13.68)% to (14.78)%
   2019........................... 1.45% to 2.05%     3,181 16.45 to 15.60     51   1.59%      30.57% to   29.77%
   2018........................... 1.45% to 2.05%     3,554 12.60 to 12.02     43   2.19%    (12.01)% to (12.55)%
   2017........................... 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%      20.68% to   19.95%
   2016........................... 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%     (6.00)% to  (6.57)%
 DWS Small Mid Cap Value VIP
   -- Class B Shares
   2020........................... 1.45% to 2.05%       381 37.18 to 19.21     11   1.12%     (2.54)% to  (3.13)%
   2019........................... 1.45% to 2.05%       385 38.15 to 19.83     11   0.36%      19.24% to   18.51%
   2018........................... 1.45% to 2.05%       420 31.99 to 16.73     10   1.01%    (17.55)% to (18.05)%
   2017........................... 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%       8.54% to    7.88%
   2016........................... 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%      14.79% to   14.09%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2020........................... 1.45% to 2.95% 2,304,568  14.55 to 9.97 31,675   3.35%       0.52% to  (1.01)%
   2019........................... 1.45% to 2.95% 3,508,172 14.47 to 10.07 47,382   4.30%       5.53% to    1.42%
   2018........................... 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170   3.78%     (1.53)% to  (2.63)%
   2017........................... 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%       1.93% to    0.79%
   2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%       7.37% to    6.18%
Federated Hermes Insurance Series
 Federated Hermes High Income
   Bond Fund II -- Primary Shares
   2020........................... 1.15% to 1.60%   229,820 43.50 to 24.51  7,564   5.95%       4.37% to    3.90%
   2019........................... 1.15% to 1.60%   263,604 41.68 to 23.59  8,329   6.18%      13.23% to   12.72%
   2018........................... 1.15% to 1.60%   312,043 36.81 to 20.92  8,709   8.26%     (4.41)% to  (4.84)%
   2017........................... 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%       5.71% to    5.24%
   2016........................... 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%      13.50% to   12.99%

                                     F-80

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Federated Hermes High Income
   Bond Fund II -- Service Shares
   2020............................. 1.45% to 2.30%   342,250 25.70 to 18.96  8,704   5.87%      3.93% to    3.03%
   2019............................. 1.45% to 2.30%   407,731 24.73 to 18.40  9,986   6.12%     12.47% to   11.50%
   2018............................. 1.45% to 2.30%   480,427 21.99 to 16.50 10,464   8.01%    (4.84)% to  (5.66)%
   2017............................. 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%      5.02% to    4.12%
   2016............................. 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
 Federated Hermes Kaufmann
   Fund II -- Service Shares
   2020............................. 1.45% to 2.95%   817,878 62.16 to 12.86 33,781   0.00%     26.62% to   24.69%
   2019............................. 1.45% to 2.30%   397,953 49.09 to 28.10 17,962   0.00%     31.58% to   30.45%
   2018............................. 1.45% to 2.30%   483,018 37.31 to 21.54 16,558   0.00%      2.06% to    1.18%
   2017............................. 1.45% to 2.30%   565,395 36.55 to 21.29 18,972   0.00%     26.12% to   25.04%
   2016............................. 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
 Federated Hermes Managed
   Volatility Fund II -- Primary
   Shares
   2020............................. 1.15% to 1.60%   346,612 34.16 to 16.22  8,326   2.63%    (0.23)% to  (0.68)%
   2019............................. 1.15% to 1.60%   401,469 34.24 to 16.33  9,683   2.06%     18.85% to   18.31%
   2018............................. 1.15% to 1.60%   414,090 28.81 to 13.80  8,569   2.24%    (9.55)% to  (9.96)%
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33  5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19  5,631   5.04%      6.45% to    5.98%
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2020............................. 1.15% to 1.60%   643,594 69.29 to 21.74 39,298   1.49%     13.55% to   13.04%
   2019............................. 1.15% to 1.60%   707,627 61.02 to 19.23 37,629   1.72%     16.89% to   16.36%
   2018............................. 1.15% to 1.60%   813,538 52.21 to 16.53 36,760   1.64%    (6.44)% to  (6.87)%
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75 44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80 44,751   1.44%      1.89% to    1.43%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2020............................. 1.45% to 2.30%   264,508 21.70 to 18.55  5,381   1.28%     12.87% to   11.90%
   2019............................. 1.45% to 2.30%   279,656 19.23 to 16.57  5,036   1.54%     16.30% to   15.30%
   2018............................. 1.45% to 2.30%   317,202 16.53 to 14.38  4,926   1.39%    (6.99)% to  (7.80)%
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59  6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03  7,542   1.17%      1.35% to    0.48%
 VIP Balanced Portfolio -- Service
   Class 2
   2020............................. 1.45% to 2.95% 3,167,986 25.94 to 12.58 73,537   1.26%     20.36% to   18.53%
   2019............................. 1.45% to 2.95% 3,373,337 21.55 to 10.61 65,443   1.54%     22.32% to   13.09%
   2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00 57,219   1.24%    (5.83)% to  (6.89)%
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04 68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29 67,008   1.16%      5.43% to    4.26%

                                     F-81

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- --------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60% 1,330,933 139.43 to 44.31 111,998   0.25%      29.06% to   28.48%
   2019......................... 1.15% to 1.60% 1,515,972 108.03 to 34.49  98,145   0.45%      30.07% to   29.48%
   2018......................... 1.15% to 1.60% 1,750,240  83.06 to 26.64  86,785   0.69%     (7.46)% to  (7.88)%
   2017......................... 1.15% to 1.60% 1,993,834  89.76 to 28.92 106,146   0.98%      20.48% to   19.94%
   2016......................... 1.15% to 1.60% 2,386,708  74.50 to 24.11 104,523   0.78%       6.76% to    6.29%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.70% 2,105,121  53.42 to 13.45  84,624   0.09%      28.35% to   26.72%
   2019......................... 1.45% to 2.95% 3,465,444  41.62 to 10.60  98,850   0.21%      29.37% to   12.83%
   2018......................... 1.45% to 2.55% 4,330,377  32.17 to 15.19  96,356   0.41%     (8.00)% to  (9.03)%
   2017......................... 1.45% to 2.55% 6,330,228  34.97 to 16.70 149,150   0.77%      19.83% to   18.50%
   2016......................... 1.45% to 2.55% 5,987,180  29.18 to 14.09 121,938   0.44%       6.17% to    4.99%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2020......................... 1.45% to 1.70%    46,449  49.29 to 47.12   2,233   0.05%      31.41% to   31.08%
   2019......................... 1.45% to 1.70%    51,564  37.51 to 35.95   1,897   0.37%      27.94% to   27.62%
   2018......................... 1.45% to 1.70%    60,233  29.32 to 28.17   1,733   0.31%     (6.55)% to  (6.79)%
   2017......................... 1.45% to 1.70%    79,730  31.37 to 30.22   2,466   0.62%      21.72% to   21.41%
   2016......................... 1.45% to 1.70%    93,114  25.77 to 24.89   2,362   0.70%       1.17% to    0.92%
 VIP Equity-Income Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60%   952,178 123.64 to 24.19  68,677   1.78%       5.46% to    4.99%
   2019......................... 1.15% to 1.60% 1,092,955 117.23 to 23.04  73,813   1.97%      25.98% to   25.41%
   2018......................... 1.15% to 1.60% 1,259,203  93.06 to 18.37  66,554   2.18%     (9.35)% to  (9.77)%
   2017......................... 1.15% to 1.60% 1,439,981 102.66 to 20.36  83,586   1.67%      11.60% to   11.10%
   2016......................... 1.15% to 1.60% 1,699,936  91.99 to 18.32  86,520   2.24%      16.66% to   16.14%
 VIP Equity-Income Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.95% 6,938,864  30.68 to 11.06 137,238   2.07%       4.90% to    3.30%
   2019......................... 1.45% to 2.95% 3,137,408  29.25 to 10.71  66,685   1.79%      25.26% to   15.21%
   2018......................... 1.45% to 2.55% 3,615,685  23.35 to 11.43  61,043   1.97%     (9.87)% to (10.88)%
   2017......................... 1.45% to 2.55% 4,115,160  25.90 to 12.83  77,518   1.58%      11.02% to    9.79%
   2016......................... 1.45% to 2.40% 2,765,882  23.33 to 11.86  52,129   1.37%      16.01% to   14.89%
 VIP Growth & Income
   Portfolio -- Initial Class
   2020......................... 1.15% to 1.60%   468,224  45.14 to 24.06  16,382   2.06%       6.60% to    6.13%
   2019......................... 1.15% to 1.60%   572,663  42.35 to 22.67  19,010   3.57%      28.56% to   27.98%
   2018......................... 1.15% to 1.60%   669,851  32.94 to 17.72  17,108   0.35%    (10.03)% to (10.44)%
   2017......................... 0.75% to 1.60%   753,630  23.82 to 19.78  21,216   1.24%      16.02% to   15.04%
   2016......................... 0.75% to 1.60%   861,702  20.53 to 17.20  20,834   1.66%      15.21% to   14.23%

                                     F-82

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                  EXPENSE AS A                              NET    INVESTMENT
                                  % OF AVERAGE                             ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Growth & Income
   Portfolio -- Service Class 2
   2020......................... 1.45% to 1.95%    622,539  31.72 to 25.80  15,242   1.95%       6.03% to    5.50%
   2019......................... 1.45% to 1.95%    596,708  29.91 to 24.45  13,990   3.44%      27.80% to   27.15%
   2018......................... 1.45% to 1.95%    693,248  23.41 to 19.23  12,702   0.19%    (10.52)% to (10.97)%
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%      14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%      14.13% to   13.56%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2020......................... 1.15% to 1.60%    349,783  78.26 to 45.06  21,657   0.01%      66.72% to   65.97%
   2019......................... 1.15% to 1.60%    371,845  46.94 to 27.15  13,156   0.14%      39.22% to   38.59%
   2018......................... 0.75% to 1.60%    406,228  25.17 to 19.59  10,428   0.12%      11.61% to   10.65%
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%      33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%     (0.41)% to  (1.26)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2020......................... 1.45% to 2.95%  1,610,844  55.14 to 17.74  83,616   0.00%      65.79% to   63.28%
   2019......................... 1.45% to 2.30%    221,938  33.26 to 31.05   7,307   0.00%      38.46% to   37.26%
   2018......................... 1.45% to 2.30%    295,327  24.02 to 22.62   7,032   0.08%      10.57% to    9.62%
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%      32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%     (1.38)% to  (2.33)%
 VIP Growth Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60%    709,677 241.64 to 36.74  77,383   0.08%      42.23% to   41.60%
   2019......................... 1.15% to 1.60%    800,049 169.88 to 25.94  61,520   0.26%      32.77% to   32.17%
   2018......................... 1.15% to 1.60%    942,343 127.95 to 19.63  54,324   0.24%     (1.32)% to  (1.77)%
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%      33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%     (0.36)% to  (0.80)%
 VIP Growth Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.30%    638,950  57.09 to 40.08  20,823   0.05%      41.47% to   40.25%
   2019......................... 1.45% to 2.30%    890,448  40.36 to 28.57  21,867   0.06%      32.03% to   30.90%
   2018......................... 1.45% to 2.30%  1,014,497  30.57 to 21.83  18,717   0.04%     (1.88)% to  (2.74)%
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%      32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%     (0.90)% to  (1.76)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2020......................... 1.45% to 2.95%  5,125,703  14.96 to 10.73  73,491   2.07%       7.58% to    5.94%
   2019......................... 1.45% to 2.95%  5,608,412  13.91 to 10.13  75,094   2.47%       7.82% to    2.60%
   2018......................... 1.45% to 2.55%  6,078,307  12.90 to 11.32  75,876   1.94%     (2.23)% to  (3.33)%
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%       2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%       2.97% to    1.82%

                                     F-83

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Initial Class
   2020......................... 0.75% to 0.75%        139 59.89 to 59.89       8   0.66%      17.30% to   17.30%
   2019......................... 0.75% to 0.75%        139 51.06 to 51.06       7   0.76%      22.52% to   22.52%
   2018......................... 0.75% to 0.75%        212 41.67 to 41.67       9   0.64%    (15.18)% to (15.18)%
   2017......................... 0.75% to 0.75%        271 49.13 to 49.13      13   0.71%      19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268 40.98 to 40.98      11   0.52%      11.39% to   11.39%
 VIP Mid Cap Portfolio --
   Service Class 2
   2020......................... 1.15% to 2.70%  1,245,670 57.33 to 11.87  57,839   0.36%      16.51% to   14.69%
   2019......................... 1.15% to 2.95%  3,381,562 49.21 to 10.34  99,611   0.65%      21.76% to    7.14%
   2018......................... 1.15% to 2.55%  3,892,358 40.41 to 14.33  94,762   0.39%    (15.76)% to (16.96)%
   2017......................... 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568   0.47%      19.15% to   17.47%
   2016......................... 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%      10.64% to    9.08%
 VIP Overseas Portfolio --
   Initial Class
   2020......................... 0.75% to 1.60%    339,686 20.05 to 19.82  12,442   0.44%      14.75% to   13.77%
   2019......................... 0.75% to 1.60%    386,086 17.47 to 17.42  12,318   1.56%      26.81% to   25.73%
   2018......................... 0.75% to 1.60%    518,531 13.78 to 13.85  13,286   1.50%    (15.45)% to (16.18)%
   2017......................... 0.75% to 1.60%    582,607 16.30 to 16.53  17,614   1.40%      29.31% to   28.21%
   2016......................... 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%     (5.77)% to  (6.57)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2020......................... 1.45% to 1.85%    100,450 26.09 to 24.38   2,595   1.05%       6.45% to    6.02%
   2019......................... 1.45% to 1.85%     89,980 24.51 to 23.00   2,180   1.40%      32.15% to   31.62%
   2018......................... 1.45% to 1.85%    107,961 18.55 to 17.47   1,980   0.70%    (18.70)% to (19.03)%
   2017......................... 1.45% to 1.85%    115,318 22.81 to 21.58   2,609   1.23%      17.36% to   16.89%
   2016......................... 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%       7.69% to    6.87%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Allocation VIP Fund
   -- Class 2 Shares
   2020......................... 1.45% to 2.95%  3,226,110 15.71 to 11.30  46,846   1.49%      10.12% to    8.45%
   2019......................... 1.45% to 2.95%  3,885,483 14.26 to 10.42  51,620   3.54%      18.12% to    8.92%
   2018......................... 1.45% to 2.55%  4,651,064 12.07 to 10.63  52,976   3.04%    (10.97)% to (11.97)%
   2017......................... 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021   2.66%      10.36% to    9.13%
   2016......................... 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692   3.89%      11.54% to   10.30%
 Franklin Income VIP Fund --
   Class 2 Shares
   2020......................... 1.45% to 2.95% 12,214,101 19.70 to 10.05 197,153   5.89%     (0.77)% to  (2.28)%
   2019......................... 1.45% to 2.95% 13,872,298 19.85 to 10.28 228,613   5.36%      14.38% to    5.93%
   2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328   4.82%     (5.70)% to  (6.76)%
   2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896   4.16%       8.09% to    6.88%
   2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404   5.01%      12.37% to   11.12%

                                     F-84

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2020............................. 1.45% to 2.70%   8,569 46.62 to 14.55    332   0.00%      42.54% to   40.73%
   2019............................. 1.45% to 2.05%   5,369 32.71 to 24.39    172   0.00%      32.63% to   31.82%
   2018............................. 1.45% to 2.05%   6,687 24.66 to 18.50    160   0.00%     (2.90)% to  (3.50)%
   2017............................. 1.45% to 2.05%   7,145 25.40 to 19.17    176   0.62%      26.26% to   25.49%
   2016............................. 1.45% to 2.05%   8,656 20.12 to 15.28    168   0.00%     (3.21)% to  (3.80)%
 Franklin Mutual Shares VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.30% 518,822 24.70 to 14.05  9,787   2.88%     (6.42)% to  (7.23)%
   2019............................. 1.45% to 2.30% 542,401 26.40 to 15.14 11,058   1.73%      20.80% to   19.75%
   2018............................. 1.45% to 2.30% 684,419 21.85 to 12.64 11,807   2.31%    (10.39)% to (11.17)%
   2017............................. 1.45% to 2.30% 807,265 24.39 to 14.23 15,618   2.22%       6.78% to    5.86%
   2016............................. 1.45% to 2.40% 899,932 22.84 to 11.63 16,318   1.97%      14.38% to   13.28%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2020............................. 1.15% to 1.60% 285,937 15.37 to 14.30  4,181   3.60%     (2.06)% to  (2.50)%
   2019............................. 1.15% to 1.60% 333,141 15.69 to 14.66  4,987   1.96%      11.54% to   11.04%
   2018............................. 1.15% to 1.60% 401,348 14.07 to 13.20  5,399   2.92%    (16.25)% to (16.63)%
   2017............................. 0.75% to 1.60% 455,848 17.71 to 15.84  7,353   2.75%      16.14% to   15.16%
   2016............................. 1.15% to 1.60% 520,746 14.52 to 13.75  7,303   2.15%       6.25% to    5.78%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.05%   9,754 21.08 to 12.00    186   4.05%     (2.59)% to  (3.18)%
   2019............................. 1.45% to 2.70%  39,707 21.64 to 10.53    574   1.75%      10.90% to   11.16%
   2018............................. 1.45% to 2.20%  42,632  19.52 to 8.42    561   2.63%    (16.68)% to (17.31)%
   2017............................. 1.45% to 2.20%  42,788 23.42 to 10.18    682   2.22%      15.01% to   14.13%
   2016............................. 1.45% to 2.20%  76,618 20.37 to  8.92  1,035   1.96%       5.63% to    4.82%
 Templeton Global Bond VIP Fund
   -- Class 1 Shares
   2020............................. 1.15% to 1.40% 211,197 17.88 to 17.18  3,655   8.41%     (6.17)% to  (6.40)%
   2019............................. 1.15% to 1.40% 265,427 19.06 to 18.35  4,923   7.04%       1.08% to    0.83%
   2018............................. 1.15% to 1.40% 293,263 18.86 to 18.20  5,388   0.00%       1.03% to    0.78%
   2017............................. 1.15% to 1.40% 318,265 18.66 to 18.06  5,797   0.00%       0.98% to    0.73%
   2016............................. 1.15% to 1.40% 367,813 18.48 to 17.93  6,648   0.00%       2.02% to    1.77%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.20% 500,692 13.51 to 12.08  6,307   3.03%       4.27% to    3.47%
   2019............................. 1.45% to 2.70% 578,148 12.96 to 10.63  7,034   2.84%      13.48% to   13.42%
   2018............................. 1.45% to 2.20% 683,681 11.42 to 10.37  7,356   2.14%    (16.09)% to (16.73)%
   2017............................. 1.45% to 2.20% 889,619 13.61 to 12.45 11,558   1.61%      16.79% to   15.90%
   2016............................. 1.45% to 2.20% 794,807 11.65 to 10.74  8,798   2.09%       8.03% to    7.21%

                                     F-85

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2020.......................... 0.75% to 2.80% 14,188,414  9.78 to  9.69 129,769   0.25%     (0.48)% to  (2.54)%
   2019.......................... 0.75% to 2.95% 12,166,472  9.83 to  9.93 112,712   1.84%       1.09% to  (1.37)%
   2018.......................... 0.75% to 2.45% 13,748,569  9.73 to  8.71 126,903   1.46%       0.72% to  (1.02)%
   2017.......................... 0.75% to 2.55% 13,526,631  9.66 to  8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2020.......................... 1.15% to 1.60%    278,468 21.37 to 20.05   5,868   1.42%       2.78% to    2.32%
   2019.......................... 1.15% to 1.60%    294,059 20.79 to 19.60   6,049   1.48%      24.48% to   23.92%
   2018.......................... 1.15% to 1.60%    331,048 16.71 to 15.82   5,486   1.22%     (9.51)% to  (9.93)%
   2017.......................... 1.15% to 1.60%    385,587 18.46 to 17.56   7,080   1.58%       8.60% to    8.11%
   2016.......................... 1.15% to 1.60%    440,569 17.00 to 16.24   7,464   2.05%      10.30% to    9.80%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2020.......................... 1.15% to 2.30%    659,144 51.59 to 22.49  30,767   0.63%       7.15% to    5.91%
   2019.......................... 1.15% to 2.30%    744,552 48.15 to 21.24  32,552   0.77%      30.02% to   28.50%
   2018.......................... 1.15% to 2.30%    882,773 37.03 to 16.53  29,982   1.26%    (11.49)% to (12.53)%
   2017.......................... 1.15% to 2.30%  1,043,479 41.84 to 18.89  39,934   0.61%       9.80% to    8.52%
   2016.......................... 1.15% to 2.30%  1,673,110 38.11 to 17.41  51,961   1.43%      12.23% to   10.93%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2020.......................... 1.45% to 2.70%    159,380 16.03 to 10.59   2,376   1.89%       6.28% to    4.93%
   2019.......................... 1.45% to 2.70%    180,641 15.08 to 10.09   2,579   2.56%       6.61% to    1.94%
   2018.......................... 1.45% to 2.20%    196,996 14.15 to 12.21   2,659   2.55%     (1.41)% to  (2.16)%
   2017.......................... 1.45% to 2.20%    248,134 14.35 to 12.48   3,406   2.52%       2.07% to    1.30%
   2016.......................... 1.45% to 2.20%    278,782 14.06 to 12.32   3,768   2.62%       0.64% to  (0.12)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2020.......................... 1.45% to 2.70%     11,919 36.16 to 10.21     229   1.63%     (1.09)% to  (2.34)%
   2019.......................... 1.45% to 2.70%     17,818 36.56 to 10.45     342   1.61%      24.92% to    9.57%
   2018.......................... 1.45% to 2.20%     20,960 29.26 to  9.31     332   0.85%    (13.12)% to (13.79)%
   2017.......................... 1.45% to 2.20%     15,289 33.68 to 10.80     295   0.91%      12.12% to   11.74%
   2016.......................... 1.45% to 2.05%      3,206 30.04 to 28.67      95   0.88%      13.04% to   12.35%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2020.......................... 1.45% to 2.70%      7,847 40.72 to 11.69     162   0.83%      12.04% to   10.62%
   2019.......................... 1.45% to 2.70%      4,539 36.34 to 10.57      93   0.41%      22.77% to   12.02%
   2018.......................... 1.45% to 2.20%      5,359 29.60 to 11.34      93   0.47%    (13.21)% to (13.88)%
   2017.......................... 1.45% to 2.20%     10,889 34.11 to 13.17     208   0.32%      13.56% to   12.70%
   2016.......................... 1.45% to 2.20%     13,229 30.04 to 11.69     231   0.02%      18.48% to   38.30%

                                     F-86

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)   TOTAL RETURN (3)
                                -------------- --------- --------------- ------- ---------- -------------------
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2020........................ 1.45% to 2.70%    34,903  37.26 to 13.27   1,146   0.83%     23.45% to   21.88%
   2019........................ 1.45% to 2.70%    48,037  30.18 to 10.88   1,351   0.86%     29.84% to   19.09%
   2018........................ 1.45% to 2.20%    58,934  23.24 to 18.16   1,297   0.72%    (7.53)% to  (8.24)%
   2017........................ 1.45% to 2.20%    47,172  25.14 to 19.79   1,129   0.88%     20.56% to   19.65%
   2016........................ 1.45% to 2.20%    59,840  20.85 to 16.54   1,196   0.95%      9.33% to    8.50%
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional
   Shares
   2020........................ 1.15% to 1.60% 1,201,550  83.27 to 34.97  67,618   2.41%     12.99% to   12.49%
   2019........................ 1.15% to 1.60% 1,372,598  73.70 to 31.09  67,981   1.89%     21.18% to   20.63%
   2018........................ 1.15% to 1.60% 1,541,152  60.82 to 25.77  63,108   2.15%    (0.48)% to  (0.94)%
   2017........................ 1.15% to 1.60% 1,754,161  61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016........................ 1.15% to 1.60% 2,031,781  52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2020........................ 1.45% to 2.95% 3,934,377  35.61 to 11.74 103,837   2.06%     12.38% to   10.67%
   2019........................ 1.45% to 2.95% 4,362,890  31.68 to 10.61 104,197   1.62%     20.50% to   12.94%
   2018........................ 1.45% to 2.55% 4,557,252  26.29 to 16.36  93,108   1.78%    (1.03)% to  (2.14)%
   2017........................ 1.45% to 2.55% 5,193,649  26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016........................ 1.45% to 2.55% 5,802,246  22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
 Janus Henderson Enterprise
   Portfolio -- Institutional
   Shares
   2020........................ 1.15% to 1.60%   567,328 150.58 to 41.31  48,775   0.11%     18.10% to   17.57%
   2019........................ 1.15% to 1.60%   663,852 127.51 to 35.13  47,920   0.20%     33.93% to   33.32%
   2018........................ 1.15% to 1.60%   770,451  95.21 to 26.35  41,324   0.26%    (1.57)% to  (2.01)%
   2017........................ 1.15% to 1.60%   891,322  96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016........................ 1.15% to 1.60% 1,051,330  76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2020........................ 1.50% to 1.70%   239,694  21.99 to 21.09   5,743   0.04%     17.40% to   17.16%
   2019........................ 1.50% to 1.70%   285,568  18.73 to 18.00   5,787   0.05%     33.13% to   32.86%
   2018........................ 1.50% to 1.70%   320,337  14.07 to 13.55   4,945   0.13%    (2.16)% to  (2.36)%
   2017........................ 1.50% to 1.70%   354,600  14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016........................ 1.50% to 1.70%   387,640  11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional
   Shares
   2020........................ 0.75% to 1.60%   328,355  26.86 to 22.52   9,236   2.89%      9.65% to    8.72%
   2019........................ 0.75% to 1.60%   361,263  24.50 to 20.72   9,257   3.29%      8.75% to    7.82%
   2018........................ 0.75% to 1.60%   397,166  22.53 to 19.21   9,430   3.02%    (1.75)% to  (2.59)%
   2017........................ 0.75% to 1.60%   477,104  22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016........................ 0.75% to 1.60%   611,114  22.29 to 19.34  14,878   2.78%      1.70% to    0.83%

                                     F-87

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Institutional Shares
   2020.............................. 0.75% to 1.60%   540,957 49.38 to 51.56 44,644   0.71%      38.36% to   37.18%
   2019.............................. 0.75% to 1.60%   615,748 35.69 to 37.59 37,121   0.15%      36.13% to   34.97%
   2018.............................. 0.75% to 1.60%   712,447 26.22 to 27.85 31,632   1.16%       1.21% to    0.35%
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75 35,582   0.00%      29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64 32,376   0.00%       1.43% to    0.57%
 Janus Henderson Forty
   Portfolio -- Service Shares
   2020.............................. 1.45% to 2.70%   355,733 73.23 to 14.61 16,225   0.63%      37.02% to   35.28%
   2019.............................. 1.45% to 2.35%   401,490 53.44 to 30.54 13,296   0.02%      34.87% to   33.64%
   2018.............................. 1.45% to 2.35%   450,821 39.63 to 22.85 11,059   1.23%       0.24% to  (0.69)%
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2020.............................. 1.15% to 1.60%   806,441 75.16 to 21.38 38,570   0.82%      18.68% to   18.14%
   2019.............................. 1.15% to 1.60%   921,465 63.33 to 18.10 36,410   0.96%      27.56% to   26.98%
   2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421   1.11%     (7.94)% to  (8.36)%
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2020.............................. 1.50% to 1.70%   216,251 13.66 to 13.10  3,064   0.64%      17.97% to   17.73%
   2019.............................. 1.50% to 1.70%   245,687 11.58 to 11.13  2,943   0.86%      26.78% to   26.53%
   2018.............................. 1.50% to 1.70%   285,686  9.13 to  8.79  2,720   0.93%     (8.48)% to  (8.67)%
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
 Janus Henderson Global
   Technology and Innovation
   Portfolio -- Service Shares
   2020.............................. 1.15% to 1.70%   465,814 28.93 to 25.25 12,498   0.00%      48.99% to   48.17%
   2019.............................. 1.15% to 1.70%   530,984 19.42 to 17.04  9,593   0.42%      43.15% to   42.36%
   2018.............................. 1.15% to 1.70%   586,687 13.56 to 11.97  7,432   1.11%     (0.26)% to  (0.82)%
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2020.............................. 0.75% to 1.60%   546,581 19.44 to 27.43 20,468   1.35%      15.42% to   14.44%
   2019.............................. 0.75% to 1.60%   609,299 16.84 to 23.97 19,831   1.88%      26.07% to   24.99%
   2018.............................. 0.75% to 1.60%   705,173 13.36 to 19.18 18,334   1.76%    (15.58)% to (16.31)%
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%

                                     F-88

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2020.............................. 1.45% to 2.10%   133,890 35.52 to 22.06  2,298   1.22%      14.34% to   13.59%
   2019.............................. 1.45% to 2.10%   153,244 31.06 to 19.42  2,287   1.83%      24.87% to   24.05%
   2018.............................. 1.45% to 2.10%   168,333 24.87 to 15.65  2,019   1.66%    (16.37)% to (16.93)%
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
 Janus Henderson Research
   Portfolio -- Institutional Shares
   2020.............................. 1.15% to 1.60%   851,566 92.26 to 29.32 47,480   0.54%      31.42% to   30.83%
   2019.............................. 1.15% to 1.60%   950,185 70.20 to 22.41 40,526   0.45%      33.96% to   33.36%
   2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820   0.54%     (3.70)% to  (4.14)%
   2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%      26.41% to   25.85%
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
 Janus Henderson Research
   Portfolio -- Service Shares
   2020.............................. 1.50% to 1.70%   149,158 22.06 to 21.16  3,409   0.36%      30.59% to   30.32%
   2019.............................. 1.50% to 1.70%   180,738 16.89 to 16.23  3,179   0.30%      33.20% to   32.93%
   2018.............................. 1.50% to 1.70%   209,137 12.68 to 12.21  2,751   0.35%     (4.30)% to  (4.50)%
   2017.............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%      25.65% to   25.39%
   2016.............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%     (1.23)% to  (1.43)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2020.............................. 1.45% to 2.30%   147,463 42.69 to 26.80  5,984   0.58%      16.02% to   15.02%
   2019.............................. 1.45% to 2.30%   165,964 36.80 to 23.30  5,774   0.75%      22.94% to   21.88%
   2018.............................. 1.45% to 2.30%   184,804 29.93 to 19.11  5,229   0.37%     (9.90)% to (10.68)%
   2017.............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%      14.31% to   13.33%
   2016.............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%     (0.52)% to  (1.38)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2020.............................. 1.15% to 1.60%   176,004 24.13 to 22.68  4,072   1.40%       6.43% to    5.95%
   2019.............................. 1.15% to 1.60%   199,679 22.67 to 21.40  4,357   1.46%      30.08% to   29.49%
   2018.............................. 1.15% to 1.60%   231,022 17.43 to 16.53  3,886   1.50%     (5.96)% to  (6.39)%
   2017.............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%      17.81% to   17.28%
   2016.............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%      13.67% to   13.16%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2020.............................. 1.45% to 2.95%   215,116 22.71 to 11.13  4,508   1.16%       5.94% to    4.32%
   2019.............................. 1.45% to 2.35%   380,785 21.44 to 19.08  7,827   1.27%      29.51% to   28.32%
   2018.............................. 1.45% to 2.35%   467,731 16.55 to 14.87  7,448   1.29%     (6.38)% to  (7.24)%
   2017.............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%      17.29% to   16.10%
   2016.............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%      13.12% to   11.98%

                                     F-89

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2020............................. 1.15% to 2.30%   662,450 42.21 to 13.44 13,836   1.38%      4.03% to    2.83%
   2019............................. 1.15% to 2.30%   723,003 40.58 to 13.07 14,896   1.72%     27.40% to   25.92%
   2018............................. 1.15% to 2.30%   770,584 31.85 to 10.38 12,735   1.46%    (9.93)% to (10.98)%
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2020............................. 1.45% to 1.70%   184,924 39.85 to 24.61  5,012   0.43%     11.95% to   11.67%
   2019............................. 1.45% to 1.70%   205,580 35.59 to 22.04  4,995   0.48%     29.34% to   29.02%
   2018............................. 1.45% to 1.85%   253,105 27.52 to 21.56  4,767   0.44%    (7.08)% to  (7.46)%
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%     21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%      6.75% to    6.21%
 MFS(R) New Discovery Series --
   Service Class Shares
   2020............................. 1.15% to 2.30%   501,130 69.51 to 44.47 23,355   0.00%     43.91% to   42.24%
   2019............................. 1.15% to 2.30%   571,093 48.30 to 31.26 18,401   0.00%     39.65% to   38.03%
   2018............................. 1.15% to 2.30%   504,833 34.59 to 22.65 11,086   0.00%    (2.85)% to  (3.99)%
   2017............................. 1.15% to 2.30%   648,451 35.60 to 23.59 14,585   0.00%     24.88% to   23.44%
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%      7.55% to    6.30%
 MFS(R) Total Return Series --
   Service Class Shares
   2020............................. 1.45% to 2.95% 1,983,929 25.26 to 11.11 37,022   2.07%      7.93% to    6.29%
   2019............................. 1.45% to 2.95% 2,233,722 23.41 to 10.45 38,896   2.07%     18.38% to    9.53%
   2018............................. 1.45% to 2.55% 2,530,043 19.77 to 12.14 37,918   1.94%    (7.24)% to  (8.29)%
   2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828   2.15%     10.41% to    9.18%
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%      7.24% to    6.05%
 MFS(R) Utilities Series -- Service
   Class Shares
   2020............................. 1.45% to 2.20%   344,249 53.47 to 30.16 11,723   2.20%      4.09% to    3.30%
   2019............................. 1.45% to 2.20%   399,730 51.37 to 29.20 13,258   3.71%     22.99% to   22.06%
   2018............................. 1.45% to 2.20%   481,645 41.77 to 23.92 13,016   0.84%    (0.66)% to  (1.42)%
   2017............................. 1.45% to 2.20%   564,347 42.04 to 24.27 15,293   3.90%     12.84% to   11.98%
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%      9.63% to    8.80%
MFS(R) Variable Insurance Trust II
 MFS(R) Income Portfolio -- Service
   Class Shares
   2020............................. 1.45% to 1.45%     2,021 12.62 to 12.62     26   3.51%      7.53% to    7.53%
   2019............................. 1.45% to 1.45%     2,008 11.74 to 11.74     24   3.50%      9.68% to    9.68%
   2018............................. 1.45% to 1.45%     2,405 10.70 to 10.70     26   3.81%    (3.53)% to  (3.53)%
   2017............................. 1.45% to 1.45%     2,592 11.09 to 11.09     29   4.37%      4.35% to    4.35%
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%      6.44% to    6.44%

                                     F-90

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2020............................. 1.45% to 2.30%   325,718 21.03 to 20.01  6,820   0.22%     20.43% to   19.39%
   2019............................. 1.45% to 2.70%   389,578 17.47 to 10.95  6,772   0.34%     37.56% to   20.63%
   2018............................. 1.45% to 2.30%   471,532 12.70 to 12.29  5,961   0.32%    (0.89)% to  (1.75)%
   2017............................. 1.45% to 2.30%   649,434 12.81 to 12.51  8,292   0.42%     26.25% to   25.16%
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%      4.31% to    3.41%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2020............................. 1.45% to 1.95%   268,189 17.03 to 15.72  4,417   4.87%      6.34% to    5.80%
   2019............................. 1.45% to 1.95%   330,321 16.01 to 14.86  5,118   2.69%     10.12% to    9.56%
   2018............................. 1.45% to 1.95%   418,106 14.54 to 13.56  5,902   3.00%    (6.83)% to  (7.30)%
   2017............................. 1.45% to 1.95%   475,796 15.61 to 14.63  7,232   4.31%     11.74% to   11.17%
   2016............................. 1.45% to 2.20%   549,188 13.97 to 12.78  7,488   2.29%     11.27% to   10.43%
 High Yield Portfolio --
   Administrative Class Shares
   2020............................. 1.45% to 2.95% 1,453,818 24.09 to 10.50 31,530   4.87%      4.21% to    2.62%
   2019............................. 1.45% to 2.95% 2,320,582 23.11 to 10.23 46,334   4.92%     13.06% to    4.79%
   2018............................. 1.45% to 2.55% 2,234,519 20.44 to 13.46 40,479   5.09%    (4.07)% to  (5.14)%
   2017............................. 1.45% to 2.55% 2,282,326 21.31 to 14.19 43,833   4.87%      5.07% to    3.90%
   2016............................. 1.45% to 2.55% 2,587,388 20.28 to 13.66 48,057   5.25%     10.82% to    9.59%
 International Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2020............................. 1.50% to 1.70%    76,842 22.01 to 21.12  1,669   6.10%      3.97% to    3.76%
   2019............................. 1.50% to 1.70%    88,578 21.17 to 20.35  1,851   1.77%      5.40% to    5.19%
   2018............................. 1.50% to 1.70%   109,339 20.09 to 19.35  2,166   1.31%      0.58% to    0.38%
   2017............................. 1.50% to 1.70%   117,382 19.97 to 19.27  2,313   4.03%      1.23% to    1.02%
   2016............................. 1.50% to 1.70%   160,909 19.73 to 19.08  3,124   1.41%      4.88% to    4.67%
 Long(Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2020............................. 1.45% to 2.95% 2,221,564 24.86 to 11.56 51,242   1.67%     15.69% to   13.93%
   2019............................. 1.45% to 2.95% 1,859,226 21.49 to 10.14 38,539   2.05%     11.68% to    2.96%
   2018............................. 1.45% to 2.55% 1,818,776 19.24 to 15.17 34,646   2.40%    (3.80)% to  (4.88)%
   2017............................. 1.45% to 2.55% 1,706,498 20.00 to 15.95 34,651   2.17%      7.38% to    6.18%
   2016............................. 1.45% to 2.55% 1,922,497 18.63 to 15.02 36,780   1.89%    (0.78)% to  (1.89)%
 Low Duration Portfolio --
   Administrative Class Shares
   2020............................. 1.45% to 2.95% 7,376,295 12.71 to  9.99 86,838   1.04%      1.50% to  (0.05)%
   2019............................. 1.45% to 2.95% 3,574,136 12.53 to  9.99 41,893   2.77%      2.52% to  (0.13)%
   2018............................. 1.45% to 2.55% 3,842,840 12.22 to 10.36 44,146   1.93%    (1.12)% to  (2.23)%
   2017............................. 1.45% to 2.55% 3,735,829 12.36 to 10.59 43,446   1.34%    (0.12)% to  (1.23)%
   2016............................. 1.45% to 2.55% 3,835,039 12.37 to 10.73 44,857   1.51%    (0.06)% to  (1.17)%

                                     F-91

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                      EXPENSE AS A                             NET    INVESTMENT
                                      % OF AVERAGE                            ASSETS    INCOME
                                     NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                     -------------- ---------- -------------- ------- ---------- -------------------
 Total Return Portfolio --
   Administrative Class Shares
   2020............................. 1.15% to 2.95%  7,899,166 19.16 to 10.63 141,984   2.14%      7.40% to    5.44%
   2019............................. 1.15% to 2.95%  9,370,259 17.84 to 10.08 156,073   3.01%      7.11% to    1.71%
   2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306   2.52%    (1.68)% to  (3.08)%
   2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%      3.71% to    2.25%
   2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%      1.50% to    0.07%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2020............................. 1.45% to 1.85%    249,291 79.57 to 56.84   7,046   0.29%     42.86% to   42.28%
   2019............................. 1.45% to 1.85%    267,428 55.70 to 39.95   5,361   0.13%     34.88% to   34.33%
   2018............................. 1.45% to 1.85%    269,561 41.30 to 29.74   4,093   0.00%    (3.24)% to  (3.64)%
   2017............................. 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%     29.23% to   28.70%
   2016............................. 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%      4.45% to    4.03%
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2020............................. 0.75% to 2.30%    918,881 20.14 to 12.13  14,901   2.43%      6.22% to    4.57%
   2019............................. 0.75% to 2.30%    955,145 18.96 to 11.60  14,603   0.19%      7.81% to    6.12%
   2018............................. 0.75% to 2.30%  1,101,994 17.59 to 10.93  15,782   2.12%    (2.17)% to  (3.70)%
   2017............................. 0.75% to 2.30%  1,252,511 17.98 to 11.35  18,445   1.97%      2.47% to    0.88%
   2016............................. 0.75% to 2.30%  1,513,016 17.54 to 11.25  22,059   1.74%      2.21% to    0.62%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2020............................. 1.15% to 2.10%    800,152 44.80 to 37.84  32,006   0.03%     32.08% to   30.81%
   2019............................. 0.75% to 2.10%    961,517 32.25 to 28.92  29,439   0.00%     36.30% to   34.45%
   2018............................. 0.75% to 2.10%  1,101,406 23.66 to 21.51  24,920   0.13%    (3.39)% to  (4.72)%
   2017............................. 0.75% to 2.10%  1,281,157 24.49 to 22.58  30,374   0.31%     27.38% to   25.66%
   2016............................. 0.75% to 2.10%  1,481,093 19.23 to 17.97  27,772   0.49%      1.70% to    0.32%
 Real Estate Securities V.I.S. Fund
   -- Class 1 Shares
   2020............................. 0.75% to 2.95%  1,079,009 60.80 to  9.41  37,528   0.51%    (5.94)% to  (8.03)%
   2019............................. 0.75% to 2.95%  1,117,908 64.65 to 10.23  44,195   1.34%     25.20% to    4.81%
   2018............................. 0.75% to 2.55%  1,283,920 51.63 to 13.38  40,405   2.42%    (6.42)% to  (8.13)%
   2017............................. 0.75% to 2.55%  1,424,736 55.18 to 14.57  49,404   1.54%      5.05% to    3.15%
   2016............................. 0.75% to 2.55%  1,730,701 52.52 to 14.12  58,910   2.31%      7.19% to    5.26%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2020............................. 0.75% to 2.70%  3,543,023 31.16 to 12.39 145,954   1.74%     17.04% to   14.74%
   2019............................. 0.75% to 2.30%  4,407,259 26.62 to 24.94 151,071   1.32%     30.06% to   28.03%
   2018............................. 0.75% to 2.30%  4,870,590 20.47 to 19.48 130,223   1.64%    (5.45)% to  (6.93)%
   2017............................. 0.75% to 2.30%  5,498,219 21.65 to 20.93 158,837   1.76%     20.60% to   18.72%
   2016............................. 0.75% to 2.30%  6,092,527 17.95 to 17.63 147,455   1.87%     10.78% to    9.05%

                                     F-92

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Small(Cap Equity V.I.S. Fund
   -- Class 1 Shares
   2020.......................... 1.15% to 2.30%    681,934 47.08 to 25.84  29,159   0.00%      13.21% to   11.90%
   2019.......................... 1.15% to 2.30%    749,847 41.59 to 23.09  28,349   0.00%      24.67% to   23.22%
   2018.......................... 1.15% to 2.30%    859,762 33.36 to 18.74  26,186   0.00%    (10.74)% to (11.79)%
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24  34,982   0.00%      11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29  36,669   0.00%      22.34% to   20.93%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2020.......................... 0.75% to 2.95% 36,271,022 23.08 to 10.58 730,164   1.92%       5.65% to    3.30%
   2019.......................... 0.75% to 2.95% 39,064,565 21.84 to 10.24 751,079   2.30%      14.94% to    5.06%
   2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183   2.16%     (7.05)% to  (8.51)%
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510   2.01%      14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552   1.87%       5.55% to    3.91%
 Total Return V.I.S. Fund --
   Class 3 Shares
   2020.......................... 1.45% to 2.95% 29,261,248 16.28 to 10.54 416,050   1.61%       4.60% to    3.01%
   2019.......................... 1.45% to 2.95% 33,412,583 15.57 to 10.23 457,614   1.98%      13.89% to    4.80%
   2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141   1.79%     (7.97)% to  (9.00)%
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%      13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%       4.55% to    3.38%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2020.......................... 0.75% to 1.95%    712,379 34.16 to 30.93  22,655   0.52%      21.72% to   20.25%
   2019.......................... 0.75% to 1.85%    811,378 28.06 to 25.86  21,421   0.64%      30.78% to   29.33%
   2018.......................... 0.75% to 1.85%    961,239 21.46 to 19.99  19,507   0.80%     (4.13)% to  (5.19)%
   2017.......................... 0.75% to 1.85%  1,122,669 22.38 to 21.09  23,908   0.75%      19.02% to   17.70%
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%       8.49% to    7.29%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2020.......................... 1.15% to 1.60%    670,853 86.13 to 35.81  37,760   0.18%      65.11% to   64.37%
   2019.......................... 1.15% to 1.60%    761,308 52.17 to 21.79  25,695   0.00%      25.97% to   25.40%
   2018.......................... 1.15% to 1.60%    948,595 41.41 to 17.38  24,702   0.00%       1.02% to    0.57%
   2017.......................... 1.15% to 1.60%  1,088,395 40.99 to 17.28  28,030   0.00%      26.99% to   26.42%
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%     (1.97)% to  (2.41)%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2020.......................... 1.15% to 1.60%    504,148 57.85 to 41.87  25,158   1.04%      65.23% to   64.49%
   2019.......................... 1.15% to 1.60%    597,545 35.01 to 25.45  18,057   0.00%      27.85% to   27.27%
   2018.......................... 1.15% to 1.60%    721,107 27.39 to 20.00  17,042   0.00%       0.26% to  (0.19)%
   2017.......................... 1.15% to 1.60%    846,955 27.31 to 20.04  20,024   0.00%      27.26% to   26.68%
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%       5.02% to    4.55%

                                     F-93

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.70%   111,746 55.20 to 13.56  5,748   0.00%      28.52% to   26.89%
   2019............................ 1.45% to 2.30%   134,065 42.95 to 24.21  5,309   0.00%      26.54% to   25.45%
   2018............................ 1.45% to 2.30%   158,163 33.94 to 19.30  4,894   0.00%     (7.10)% to  (7.90)%
   2017............................ 1.45% to 2.30%   184,615 36.54 to 20.95  6,143   0.00%      27.87% to   26.77%
   2016............................ 1.45% to 2.30%   213,849 28.57 to 16.53  5,491   0.00%     (0.23)% to  (1.09)%
 Jennison Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.30%   146,330 69.98 to 45.08  9,860   0.00%      53.32% to   52.00%
   2019............................ 1.45% to 2.30%   130,384 45.65 to 29.66  5,678   0.00%      30.90% to   29.77%
   2018............................ 1.45% to 2.30%   146,007 34.87 to 22.85  4,864   0.00%     (2.62)% to  (3.47)%
   2017............................ 1.45% to 2.30%   163,659 35.81 to 23.67  5,576   0.00%      34.16% to   33.01%
   2016............................ 1.45% to 2.30%   168,178 26.69 to 17.80  4,273   0.00%     (2.72)% to  (3.55)%
 Natural Resources Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.95% 2,971,820 13.83 to 10.53 20,161   0.00%      10.20% to    8.52%
   2019............................ 1.45% to 2.95% 5,525,658 12.55 to  9.71 33,708   0.00%       8.66% to  (5.94)%
   2018............................ 1.45% to 2.55% 5,833,693 11.55 to  5.08 32,878   0.00%    (19.61)% to (20.51)%
   2017............................ 1.45% to 2.55% 4,833,745 14.37 to  6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016............................ 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2020............................ 1.55% to 1.55%       617 46.23 to 46.23     29   0.00%      44.63% to   44.63%
   2019............................ 1.55% to 1.55%       618 31.96 to 31.96     20   0.00%      35.04% to   35.04%
   2018............................ 1.55% to 1.55%       653 23.67 to 23.67     15   0.00%     (9.60)% to  (9.60)%
   2017............................ 1.55% to 1.55%       671 26.18 to 26.18     18   0.00%      20.06% to   20.06%
   2016............................ 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2020............................ 1.45% to 1.95%    82,022 48.56 to 46.04  3,956   0.00%      41.11% to   40.40%
   2019............................ 1.45% to 1.95%   243,390 34.41 to 32.80  8,325   0.00%      35.06% to   34.37%
   2018............................ 1.45% to 1.95%   272,196 25.48 to 24.41  6,896   0.00%     (1.19)% to  (1.69)%
   2017............................ 1.45% to 1.95%   312,906 25.79 to 24.83  8,030   0.01%      32.65% to   31.98%
   2016............................ 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%
--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include

                                     F-94

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                  Notes to Financial Statements -- Continued

                               December 31, 2020

   any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units.
   Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016.

                                     F-95

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                        Statutory Financial Statements

                 Years Ended December 31, 2020, 2019 and 2018

                  (With Independent Auditors' Report Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Index to Statutory Financial Statements

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Statutory Statements of Admitted Assets, Liabilities and Capital and

                         Independent Auditors' Report

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying financial statements of Genworth Life and
Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of
December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

   Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of
Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

   Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

   An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

   We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

   As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation
Commission, Bureau of Insurance, which is a basis of accounting other than U.S.
generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

   The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

   In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally
Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity
Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

                                      F-1

Opinion on Statutory Basis of Accounting

   In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020
and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State
Corporation Commission, Bureau of Insurance described in Note 1.

Emphasis of Matter

   As discussed in Note 1 to the statutory financial statements, effective
January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter.

/s/ KPMG LLP

Richmond, Virginia
April 22, 2021

                                      F-2

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2020 and 2019
            (Dollar amounts in millions, except per share amounts)

                                2020      2019
                              --------- ---------
    Admitted Assets
Cash and invested assets:
   Bonds..................... $11,457.0 $11,455.4
   Preferred stocks --
     nonaffiliates...........      21.3      39.0
   Common stocks --
     affiliates..............     218.3     413.0
   Common stocks --
     nonaffiliates...........      32.1      23.0
   Mortgage loans............   1,717.3   1,812.3
   Real estate...............      13.1      12.5
   Contract loans............     474.4     494.7
   Cash, cash
     equivalents and
     short-term
     investments.............     242.9     227.9
   Other invested assets.....      69.8      71.8
   Receivable for
     securities..............      10.5       3.2
   Derivative assets.........      63.5      80.7
   Securities lending
     reinvested
     collateral..............      26.0      17.7
                              --------- ---------
       Total cash and
         invested assets.....  14,346.2  14,651.2

Amounts recoverable from
  reinsurers and funds
  held.......................     458.1     465.5
Deferred tax asset...........     111.0     127.9
Guaranty funds receivable....       7.4       7.6
Premiums and accounts
  receivable.................     399.3     479.4
Investment income due
  and accrued................     132.3     133.7
Other assets.................      12.3      18.0
Separate account assets......   5,669.8   5,691.8
                              --------- ---------
       Total admitted
         assets.............. $21,136.4 $21,575.1
                              ========= =========

                                      F-3

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus --
                                   Continued
                          December 31, 2020 and 2019
            (Dollar amounts in millions, except per share amounts)

                                 2020       2019
                              ---------  ---------
Liabilities and Capital
      and Surplus
Liabilities
   Aggregate reserves --
     life.................... $ 7,074.6  $ 6,901.9
   Aggregate reserves --
     annuity contracts.......   4,080.8    4,464.7
   Aggregate reserves --
     accident and health
     policies................       0.8        1.0
   Liability for
     deposit-type
     contracts...............     756.0      705.8
   Liability for policy
     and contract claims.....     113.9       84.0
   Policyholders
     dividends...............       0.3        0.3
   Premiums and annuity
     considerations
     received in advance.....       5.8        6.5
   Other amounts payable
     on reinsurance..........     185.9      145.0
   Interest maintenance
     reserve.................      36.5       34.0
   Commissions payable.......       0.1        0.2
   General expenses due
     or accrued..............       2.0        1.2
   Transfers to separate
     accounts due or
     accrued.................      (6.1)     (13.6)
   Taxes, licenses, and
     fees due or accrued.....       7.7       10.6
   Current Federal
     income tax payable......      38.2       47.8
   Unearned investment
     income..................       6.0        6.9
   Amounts withheld or
     retained by company
     as agent or trustee.....      14.8       11.5
   Remittances and items
     not allocated...........      22.4       21.5
   Asset valuation
     reserve.................     109.6      112.8
   Payable to parent,
     subsidiaries and
     affiliates..............      10.6        7.3
   Funds held under
     coinsurance and
     treaties with
     unauthorized
     reinsurers..............   1,974.2    1,915.4
   Reinsurance in
     unauthorized
     companies...............       0.5         --
   Payable for
     securities lending......      26.0       17.7
   Payable for securities....       4.9       16.4
   Derivative liabilities....       0.8        0.1
   Payable for
     collateral received
     from derivatives
     counterparties..........       8.5       15.8
   Separate account
     liabilities.............   5,669.8    5,691.8
                              ---------  ---------
       Total liabilities.....  20,144.6   20,206.6
                              ---------  ---------
Capital and surplus:
   Common stock, Class A
     ($1,000 par value.
     50,000 shares
     authorized; 25,651
     shares issued and
     outstanding)............      25.6       25.6
   Paid in surplus...........   1,456.7    1,456.7
   Unassigned deficit........    (490.5)    (113.8)
                              ---------  ---------
       Total capital and
         surplus.............     991.8    1,368.5
                              ---------  ---------
       Total liabilities
         and capital and
         surplus............. $21,136.4  $21,575.1
                              =========  =========

           See accompanying notes to statutory financial statements.

                                      F-4

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Statutory Statements of Summary of Operations
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                    2020      2019      2018
                                  --------  --------  --------
Revenues:
   Premiums and annuity
     considerations.............. $  175.2  $ (901.0) $    6.4
   Considerations for
     supplementary
     contracts with life
     contingencies...............     22.2      13.9      17.1
   Net investment income.........    668.7     670.2     639.8
   Amortization of
     interest
     maintenance reserve.........      1.0        --        --
   Commissions and
     expense allowances
     on reinsurance ceded........    123.2   1,404.4     274.2
   Reserve adjustments
     on reinsurance ceded........    (83.9)   (488.1)    (11.4)
   Income from fees
     associated with
     investment
     management,
     administration, and
     contract guarantees
     from separate
     accounts....................     97.3     105.2     116.2
   Other income..................     16.9      25.7      29.2
                                  --------  --------  --------
       Total revenues............  1,020.6     830.3   1,071.5
                                  --------  --------  --------
Benefits:
   Death benefits................    368.4     323.1     400.2
   Matured endowments............      1.9       1.5       3.0
   Annuity benefits..............    367.3     385.0     402.5
   Disability benefits
     and benefits under
     accident and health
     policies....................      4.5       4.3       3.9
   Surrender benefits
     and other fund
     withdrawals.................    826.1     612.8     701.7
   Payments on
     supplementary
     contracts with life
     contingencies...............     15.2      14.1      13.4
   Interest and
     adjustments on
     contracts or
     deposit-type
     contract funds..............     24.7      26.2      25.4
   Decrease in aggregate
     reserves -- life,
     annuity and
     accident and health.........   (344.1)   (633.3)    (46.3)
                                  --------  --------  --------
       Total benefits............  1,264.0     733.7   1,503.8
                                  --------  --------  --------
Expenses:
   Commissions...................    107.3     115.5     124.5
   General insurance
     expenses....................    131.3     133.3     137.4
   Insurance taxes,
     licenses, and fees,
     excluding Federal
     income taxes................     22.6      29.0      25.4
   Net transfer from
     separate accounts...........   (410.9)   (470.8)   (565.6)
   Other expenses................    131.6      63.9      57.1
                                  --------  --------  --------
       Total expenses............    (18.1)   (129.1)   (221.2)
                                  --------  --------  --------
       Total benefits
         and expenses............  1,245.9     604.6   1,282.6
                                  --------  --------  --------
          Income (loss)
            before
            Federal
            income taxes
            and realized
            capital
            gains
            (losses), net........   (225.3)    225.7    (211.1)
Federal income taxes.............    (37.6)     38.5     (18.8)
                                  --------  --------  --------
          Income (loss)
            before
            realized
            capital
            gains
            (losses).............   (187.7)    187.2    (192.3)
Realized capital gains
  (losses), net..................      5.6      (1.4)    (17.2)
                                  --------  --------  --------
          Net income
            (loss)............... $ (182.1) $  185.8  $ (209.5)
                                  ========  ========  ========

           See accompanying notes to statutory financial statements.

                                      F-5

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

            Statutory Statements of Changes in Capital and Surplus
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                          Common stock
                          -------------
                                        Paid in  Unassigned
                          Amount Shares surplus   deficit     Total
                          ------ ------ -------- ---------- --------
Balances as of
  December 31, 2017...... $25.6  25,651 $1,456.7  $(193.5)  $1,288.8
   Net loss..............    --      --       --   (209.5)    (209.5)
   Change in net
     unrealized capital
     gains and losses....    --      --       --   (138.7)    (138.7)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --     (0.5)      (0.5)
   Change in net
     deferred income
     taxes...............    --      --       --     34.0       34.0
   Change in nonadmitted
     assets..............    --      --       --     13.1       13.1
   Change in asset
     valuation reserve...    --      --       --     23.7       23.7
   Change in surplus as
     a result of
     reinsurance.........    --      --       --     39.8       39.8
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --    103.2      103.2
Balances as of
  December 31, 2018......  25.6  25,651  1,456.7   (328.4)   1,153.9
                          -----  ------ --------  -------   --------
   Net income............    --      --       --    185.8      185.8
   Change in net
     unrealized capital
     gains and losses....    --      --       --    202.4      202.4
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --      0.8        0.8
   Change in net
     deferred income
     taxes...............    --      --       --     14.3       14.3
   Change in nonadmitted
     assets..............    --      --       --    (44.5)     (44.5)
   Change in asset
     valuation reserve...    --      --       --    (37.6)     (37.6)
   Change in surplus as
     a result of
     reinsurance.........    --      --       --   (113.0)    (113.0)
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --     (7.8)      (7.8)
   Prior period
     correction - ceded
     premiums on term
     conversion policies
     (see Note 1(w)).....    --      --       --     14.2       14.2
                          -----  ------ --------  -------   --------
Balances as of
  December 31, 2019......  25.6  25,651  1,456.7   (113.8)   1,368.5
   Net loss..............    --      --       --   (182.1)    (182.1)
   Change in net
     unrealized capital
     gains and losses....    --      --       --    (35.3)     (35.3)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --      0.6        0.6
   Change in net
     deferred income
     taxes...............    --      --       --     42.7       42.7
   Change in nonadmitted
     assets..............    --      --       --    (75.6)     (75.6)
   Change in liability
     for reinsurance in
     unauthorized
     companies...........    --      --       --     (0.5)      (0.5)
   Change in reserve on
     account of change
     in valuation basis..    --      --       --    (96.0)     (96.0)
   Change in asset
     valuation reserve...    --      --       --      3.2        3.2
   Change in surplus as
     a result of
     reinsurance.........    --      --       --    (29.4)     (29.4)
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --     (4.3)      (4.3)
   Prior period
     correction -
     Investment in
     Jamestown (see Note
     1(v))...............    --      --       --     29.0       29.0
   Prior period
     correction -
     Jamestown ceded
     reserves
     coinsurance quota
     share, net of
     deferred tax of $
     7.7 (see Note 1(v)).    --      --       --    (29.0)     (29.0)
                          -----  ------ --------  -------   --------
Balances as of
  December 31, 2020...... $25.6  25,651 $1,456.7  $(490.5)  $  991.8
                          =====  ====== ========  =======   ========

           See accompanying notes to statutory financial statements.

                                      F-6

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Statutory Statements of Cash Flow
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                            2020      2019      2018
                                          --------  --------  --------
Cash flow from
  operations:
   Premiums collected
     net of reinsurance.................. $  209.7  $  318.0  $   30.6
   Net investment income.................    645.3     645.8     619.0
   Miscellaneous income..................    124.0     129.4     448.2
                                          --------  --------  --------
          Total cash
            provided
            from revenues................    979.0   1,093.2   1,097.8
                                          --------  --------  --------
   Benefit and loss
     related payments....................  1,417.0   1,248.5   1,445.1
   Net transfers from
     separate,
     segregated
     accounts, and
     protected cell
     accounts............................   (418.3)   (471.4)   (586.3)
   Commissions, expenses
     paid, and aggregate
     write-ins for
     deductions..........................    258.4     272.3     283.3
   Federal income taxes
     paid, net of
     capital gains
     (losses)............................    (19.0)    (29.2)      6.3
                                          --------  --------  --------
          Total cash
            applied to
            benefits and
            general and
            other
            expenses.....................  1,238.1   1,020.2   1,148.4
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                operations...............   (259.1)     73.0     (50.6)
                                          --------  --------  --------
Cash flow from
  investments:
   Proceeds from
     investments sold,
     matured, or repaid:
       Bonds.............................  1,162.6   1,068.3   1,614.4
       Stocks............................     37.1      30.8       0.6
       Mortgage loans....................    193.9     146.2     210.9
       Real estate.......................       --        --       0.2
       Other invested
         assets..........................      0.7      13.4       7.7
       Miscellaneous
         proceeds........................     21.2      23.4      49.9
                                          --------  --------  --------
          Total
            investment
            proceeds.....................  1,415.5   1,282.1   1,883.7
                                          --------  --------  --------
   Cost of investments
     acquired:
       Bonds.............................    960.1   1,085.4   1,663.3
       Stocks............................     11.8      46.7       8.5
       Mortgage loans....................     98.9      91.4     302.9
       Real estate.......................      1.2       0.9       1.9
       Other invested
         assets..........................       --       0.5       0.1
       Miscellaneous
         applications....................     27.1      56.1       2.5
                                          --------  --------  --------
          Total
            investments
            acquired.....................  1,099.1   1,281.0   1,979.2
   Net decrease in
     contract loans and
     premium notes.......................    (22.3)    (13.2)    (15.9)
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                investments..............    338.7      14.3     (79.6)
                                          --------  --------  --------
Cash flow from financing
  and miscellaneous
  sources:
   Cash provided
     (applied):
       Net deposits on
         deposit-type
         contracts and
         other insurance
         liabilities.....................    (63.8)   (195.7)      0.2
       Other cash
         provided
         (applied).......................     (0.8)     29.1      77.2
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                financing
                and
                miscellaneous
                sources..................    (64.6)   (166.6)     77.4
                                          --------  --------  --------
Net change in cash, cash
  equivalents and
  short-term investments.................     15.0     (79.3)    (52.8)
Cash, cash equivalents
  and short-term
  investments:
   Beginning of year.....................    227.9     307.2     360.0
                                          --------  --------  --------
   End of year........................... $  242.9  $  227.9  $  307.2
                                          ========  ========  ========

                                      F-7

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                Statutory Statements of Cash Flow -- Continued
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                             2020      2019      2018
                           -------  ---------  -------
Supplemental information:
   Interest
     capitalization --
     net investment
     income............... $ (10.4) $   (11.3) $ (14.3)
   Interest
     capitalization --
     bond purchases.......   (10.4)     (11.3)   (14.3)
   Securities exchanged
     -- bond proceeds.....  (150.4)    (198.1)  (143.2)
   Securities exchanged
     -- bond purchases....  (150.4)    (198.1)  (143.2)
   Tax sharing agreement
     transfer of taxes
     payable -- taxes
     paid.................    (3.7)      (0.7)    (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     proceeds.............   (19.8)     (73.7)  (231.0)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     purchases............   (19.2)     (65.2)  (330.3)
   Tax sharing agreement
     transfer of taxes
     payable -- special
     tax allocation
     agreement............     4.3        7.8   (103.2)
   Transfer of
     securities from
     affiliate as return
     of capital -- stock
     proceeds.............  (182.1)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- bond
     purchases............  (179.8)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- other
     invested asset
     purchases............    (0.6)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- net
     investment income....    (1.7)        --       --
   Reinsurance treaties
     -- premiums..........      --    1,192.5       --
   Reinsurance treaties
     -- commissions ceded.      --   (1,196.2)      --
   Reinsurance treaties
     -- benefits..........      --      391.4       --
   Reinsurance treaties
     -- bond purchases....      --      (82.9)      --
   Reinsurance treaties
     -- funds withheld
     adjustment...........      --     (470.6)      --
   Rivermont account
     value adjustment --
     benefits and loss
     related payments.....      --         --    (27.5)
   Rivermont account
     value adjustment --
     stock purchases......      --         --    (27.5)

           See accompanying notes to statutory financial statements.

                                      F-8

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Notes to Statutory Financial Statements
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

(1)Corporate Structure, Basis of Presentation, and Summary of Significant
   Accounting Policies

  (a) Corporate Structure

   Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a
stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance
Company ("GLIC"), which is wholly-owned by Genworth North America Corporation
("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc.
("Genworth").

   The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:

                                                                  2020
                                                                 -----
         Jamestown Life Insurance Company ("JLIC").............. 100.0%
         River Lake Insurance Company VI ("RLIC VI")............ 100.0
         River Lake Insurance Company VII ("RLIC VII").......... 100.0
         River Lake Insurance Company VIII ("RLIC VIII")........ 100.0
         River Lake Insurance Company X ("RLIC X").............. 100.0
         GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0
         Newco Properties, Inc. ("Newco")....................... 100.0
         Assigned Settlement Inc. ("ASI")....................... 100.0
         Genworth Life Insurance Company of New York ("GLICNY").  34.5

   As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted.

   The Company's direct subsidiaries previously included Rivermont Life
Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC
IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on
April 9, 2020.

   On October 21, 2016, Genworth entered into an agreement and plan of merger
(the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation
("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of
Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a
Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

  (b) Nature of Business

   The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

                                      F-9

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The Company also has other products which have not been actively sold since
2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs").
Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

  (c) COVID-19

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the
Company's variable annuity products. The Company observed minimal impacts from
COVID-19 in its fixed annuity products.

   The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19.

   The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim.

   The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business.

   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business.

  (d) Basis of Presentation

   The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the
Virginia State Corporation Commission, Bureau of Insurance (the "Virginia
Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners
("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as
well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

                                     F-10

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC
Valuation Manual-20: Requirements for Principle-Based Reserves for Life
Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

   The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable.
Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (e) Differences Between SAP and U.S. GAAP

   The effects on the financial statements of the variances between SAP and
U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

  .  Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains
     (losses), respectively.

  .  The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

  .  The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under
     U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

  .  Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

  .  Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S.
     GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons.

  .  Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

                                     F-11

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

  .  Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

  .  Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S.
     GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

  .  Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

  .  Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

  .  Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

  .  Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S.
     GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits.

  .  Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

  .  Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

  .  Policy acquisition costs are expensed as incurred under SAP. Under U.S.
     GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

  .  Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

  .  Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

  .  Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax

                                     F-12

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

     assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

  .  The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

  .  SAP does not require the presentation of a Statement of Comprehensive
     Income; however, U.S. GAAP does require a Statement of Comprehensive
     Income.

  (f) Recognition of Revenue and Related Expenses

   Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

  (g) Investments

   Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value.
Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

   Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated
("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

   Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value.

   Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

   The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the

                                     F-13

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value.

   For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the
Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

   In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   Investments in real estate are stated at depreciated cost. As of
December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On
October 16, 2018, the Company sold land located in Lynchburg, Virginia to the
City of Lynchburg for a purchase price of $0.2. As a result of the sale, the
Company recorded a de minimis gain.

   Newco, a noninsurance subsidiary, owns certain properties occupied by the
Company and its affiliates.

   Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

   GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer.

   Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

   Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and

                                     F-14

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

   The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The
Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding
102% of the fair value of the applicable securities loaned. Currently, the
Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost.

   Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(h) Fair Value Measurements

   The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   Fair value measurements are based upon observable and unobservable inputs.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  .  Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and
certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

                                     F-15

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The valuation of financial futures is based on the closing exchange prices.
Accordingly, these financial futures are classified as Level 1.

   The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

   The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents
Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

  (i) Investment Income Due and Accrued

   Accrued investment income consists primarily of interest and dividends.
Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero.

  (j) Nonadmitted Assets

   Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

  (k) Aggregate Reserves and Liability for Deposit-Type Contracts

   Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The
valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for
Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts'
characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation
Manual-21: Requirements for Principle-Based Reserves for Variable Annuities
("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change.

                                     F-16

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts'
characteristics and their issue year.

   Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

   Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

   Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

  (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

  (m) Interest Maintenance Reserve

   IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

  (n) Asset Valuation Reserve

   AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the
NAIC.

  (o) Federal Income Taxes

   The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts.

  (p) Reinsurance

   Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

                                     F-17

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

   Policy and contract liabilities ceded have been reported as reductions to the related reserves.

  (q) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note
7(b).

  (r) Electronic Data Processing ("EDP") Equipment and Software

   EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and
$5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software.

  (s) Derivative Instruments

   Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

   The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the
Company's annuity liabilities.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus.
Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

                                     F-18

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

  (t) Experience Refunds

   Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

  (u) Going Concern

   The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued.

  (v) Accounting Changes

   In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital
Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis.

   In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life
Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life,
Deposit-Type and Accident and Health Reinsurance, which were effective on
December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3.

   In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R,
Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the
Company's financial statements; however, additional disclosures were included in Note 13.

  (w) Correction of Error

   During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP
No. 3, Accounting Changes and Corrections of Errors.

   During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by
$18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3.

                                     F-19

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

(2)Investments

  (a) Bonds and Preferred and Common Stocks

   As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                2020
                          --------------------------------------------------------
                                         Gross           Gross
                                     unrealized gains unrealized losses
                                     ---------------- -----------------
                           Carrying    Not             Not
                            value      OTTI     OTTI   OTTI      OTTI   Fair value
                          ----------  --------  ----   ------    ----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $    513.0 $  241.8   $ --  $   --     $--    $   754.8
   All other governments.      149.2     29.3     --    (0.4)     --        178.1
   States, territories,
     and possessions.....      141.4     39.0     --      --      --        180.4
   Special revenue and
     special assessment
     obligations.........      423.5     94.0     --      --      --        517.5
   Industrial and
     miscellaneous.......    8,045.7  1,582.3     --    (7.6)     --      9,620.4
   Residential
     mortgage-backed.....      614.3     72.8    0.6      --      --        687.7
   Commercial
     mortgage-backed.....      803.7     61.5     --    (2.0)     --        863.2
   Other asset-backed
     and structured
     securities..........      701.8     11.1     --    (1.1)     --        711.8
   Hybrids...............       64.4     12.5     --      --      --         76.9
                          ----------  --------  ----   ------    ---    ---------
       Total bonds.......   11,457.0  2,144.3    0.6   (11.1)     --     13,590.8
Preferred and common
  stocks -- nonaffiliates       53.4      1.4    1.0    (0.1)     --         55.7
                          ----------  --------  ----   ------    ---    ---------
   Total bonds and
     preferred and
     common stocks....... $ 11,510.4 $2,145.7   $1.6  $(11.2)    $--    $13,646.5
                          ==========  ========  ====   ======    ===    =========

                                               2019
                          -------------------------------------------------------
                                        Gross           Gross
                                    unrealized gains unrealized losses
                                    ---------------- -----------------
                          Carrying    Not             Not
                           value      OTTI     OTTI   OTTI      OTTI   Fair value
                          ---------  --------  ----   ------    ----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   545.7 $  143.4   $ --  $   --     $--    $   689.1
   All other governments.     108.3     20.4     --      --      --        128.7
   States, territories,
     and possessions.....     140.8     24.7     --      --      --        165.5
   Special revenue and
     special assessment
     obligations.........     389.9     66.0     --    (0.2)     --        455.7
   Industrial and
     miscellaneous.......   7,830.4    957.5     --    (5.5)     --      8,782.4
   Residential
     mortgage-backed.....     735.7     70.9    0.5    (0.3)     --        806.8
   Commercial
     mortgage-backed.....     837.3     36.9     --    (1.7)     --        872.5
   Other asset-backed
     and structured
     securities..........     801.6      7.4     --    (2.0)     --        807.0
   Hybrids...............      65.7      8.8     --      --      --         74.5
                          ---------  --------  ----   ------    ---    ---------
       Total bonds.......  11,455.4  1,336.0    0.5    (9.7)     --     12,782.2
Preferred and common
  stocks -- nonaffiliates      62.0      1.8     --    (0.4)     --         63.4
                          ---------  --------  ----   ------    ---    ---------
   Total bonds and
     preferred and
     common stocks....... $11,517.4 $1,337.8   $0.5  $(10.1)    $--    $12,845.6
                          =========  ========  ====   ======    ===    =========

                                     F-20

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the
Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.
Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019.

   As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:

                                                          2020
                                                -------------------------
                                                Carrying value Fair value
                                                -------------- ----------
      Due in one year or less..................   $   258.0    $   262.4
      Due after one year through five years....     1,637.9      1,774.7
      Due after five years through ten years...     1,592.7      1,815.5
      Due after ten years......................     5,848.6      7,475.5
                                                  ---------    ---------
         Subtotals.............................     9,337.2     11,328.1
      Residential mortgage-backed..............       614.3        687.7
      Commercial mortgage-backed...............       803.7        863.2
      Other asset-backed structured securities.       701.8        711.8
                                                  ---------    ---------
         Totals................................   $11,457.0    $13,590.8
                                                  =========    =========

   Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019.

   As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United
States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S.
government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019.

                                     F-21

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The credit quality mix of the bond portfolio as of December 31, 2020 and
2019 was as follows. The quality ratings represent NAIC designations.

                                          2020                   2019
                                 ---------------------  ---------------------
                                 Carrying value Percent Carrying value Percent
                                 -------------- ------- -------------- -------
  Class 1 -- highest quality....   $ 5,883.2      51.3%   $ 6,234.2      54.4%
  Class 2 -- high quality.......     4,970.3      43.4      4,826.1      42.1
  Class 3 -- medium quality.....       591.3       5.2        366.5       3.2
  Class 4 -- low quality........        12.0       0.1         28.4       0.3
  Class 5 -- lower quality......          --        --           --        --
  Class 6 -- in or near default.         0.2        --          0.2        --
                                   ---------     -----    ---------     -----
     Totals.....................   $11,457.0     100.0%   $11,455.4     100.0%
                                   =========     =====    =========     =====

   Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's
Investors Service, Inc., are generally regarded as investment grade securities.
Some agencies and treasuries (that is, those securities issued by the U.S.
government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

   There were no bonds in default as of December 31, 2020 and 2019.

  (b) Common Stocks of Affiliates

   The Company's investment in common stocks of affiliates as of December 31,
2020 and 2019 included its proportionate ownership percentage as disclosed in
Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:

                           GLICNY   JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/
-                         --------  ------  --------- ---------  ----------  -----------  ------- --------
2020
Total admitted assets.... $7,656.4  $135.6   $   --   $1,369.2     $120.5      $341.6     $   --   $302.5
Total liabilities........  7,436.9    35.9       --    1,334.2      103.1       305.5         --    285.1
Total capital and surplus    219.5    99.7       --       35.0       17.4        36.1         --     17.4
Net income (loss)........    (50.2)   (0.8)      --        1.6        6.6         3.2         --     (2.6)

2019
Total admitted assets.... $7,604.8  $131.2   $514.6   $1,376.7     $143.4      $341.0     $  0.3   $275.6
Total liabilities........  7,288.1    67.4      0.7    1,313.8      129.9       306.1         --    255.2
Total capital and surplus    316.7    63.8    513.9       62.9       13.5        34.9        0.3     20.4
Net income (loss)........     82.0     2.7    386.0     (347.1)       6.0         5.4       (9.3)    (5.2)

2018
Total admitted assets.... $7,664.4  $128.3   $606.8   $  270.0     $156.7      $333.6     $255.7   $246.6
Total liabilities........  7,430.6    67.7    486.5      252.6      141.7       302.9      241.7    227.3
Total capital and surplus    233.8    60.6    120.3       17.4       15.0        30.7       14.0     19.3
Net income (loss)........    (56.0)    4.9     (1.3)     547.9       (0.7)       (2.8)     528.8    447.8
--------
/1/  During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / /
/2/  As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds.

                                     F-22

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   As of December 31, 2020 and 2019, the Company's investment in GLICNY was
$75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively.
As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020.

   During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department")
to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2)
of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8.
RLIC IX was dissolved effective April 9, 2020.

   Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life
Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice.

   Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term
Life Permitted Practice") from the Delaware Department of Insurance (the
"Delaware Department") to carry its term life reserves on a U.S. GAAP basis.
The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See
Note 8.

   Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware
Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice.

   Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal
Life Permitted Practice") from the Delaware Department pursuant to Title 18,
Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage
Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus.

   The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and
$41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP
No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year.

   As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted.

  (c) Mortgage Loans

   As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019.

   The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

                                     F-23

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:

                                         2020                2019
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Property type                value     total     value     total
      -------------               -------- ---------- -------- ----------
      Retail..................... $  602.6    35.1%   $  643.2    35.5%
      Industrial.................    506.1    29.5       533.5    29.4
      Office.....................    411.0    23.9       437.5    24.1
      Mixed use..................     80.9     4.7        72.1     4.0
      Apartments.................     75.6     4.4        92.8     5.1
      Other......................     41.1     2.4        33.2     1.9
                                  --------   -----    --------   -----
         Total principal balance. $1,717.3   100.0%   $1,812.3   100.0%
                                  ========   =====    ========   =====

                                         2020                2019
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Geographic region            value     total     value     total
      -----------------           -------- ---------- -------- ----------
      South Atlantic............. $  435.3    25.3%   $  467.6    25.8%
      Pacific....................    408.7    23.8       435.8    24.1
      Middle Atlantic............    193.6    11.3       209.0    11.5
      West North Central.........    169.3     9.9       170.3     9.4
      East North Central.........    141.2     8.2       147.4     8.1
      Mountain...................    134.0     7.8       137.9     7.6
      West South Central.........     99.9     5.8       100.2     5.5
      East South Central.........     73.4     4.3        80.5     4.5
      New England................     61.9     3.6        63.6     3.5
                                  --------   -----    --------   -----
         Total principal balance. $1,717.3   100.0%   $1,812.3   100.0%
                                  ========   =====    ========   =====

   Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The
Company had no impaired loans as of December 31, 2020 and 2019.

   The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

                                     2020                        2019
                          --------------------------  --------------------------
                                  Commercial                  Commercial
                          --------------------------  --------------------------
                          Insured All Other   Total   Insured All Other   Total
                          ------- --------- --------  ------- --------- --------
Recorded investment (All)
   Current (less than 30
     days past due)......  $ --   $1,717.3  $1,717.3   $ --   $1,812.3  $1,812.3
Interest reduced
   Recorded investment...  $ --   $    2.5  $    2.5   $ --   $     --  $     --
   Number of loans.......    --          1         1     --         --        --
   Percent reduced.......   -- %       2.0%      2.0%   -- %       -- %      -- %
Participant or co-lender
  in a mortgage loan
  agreement
   Recorded investment...  $ --   $     --  $     --   $ --   $   29.0  $   29.0

   As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans.

   During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

                                     F-24

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and
$7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was
15.4% and 15.8%, respectively, of its total mortgage portfolio.

   The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:

                                                     2020 Average loan-to-value/(1)/
                                         -------------------------------------------------------
                                                                              Greater
Property type                            0%-50%  51%-60%  61%-75%  76%-100%  than 100%    Total
-------------                            ------  -------  -------  --------  ---------  --------
Retail.................................. $242.4   $173.0   $180.6      $6.6        $--   $ 602.6
Industrial..............................  278.2    142.5     85.4        --         --     506.1
Office..................................  123.3    178.7    106.6       2.4         --     411.0
Mixed use...............................   24.3     16.6     40.0        --         --      80.9
Apartments..............................   42.6     14.8     18.2        --         --      75.6
Other...................................    8.3      4.0     28.8        --         --      41.1
                                         ------   ------   ------      ----        ---  --------
   Total................................ $719.1   $529.6   $459.6      $9.0        $--  $1,717.3
                                         ======   ======   ======      ====        ===  ========
Percent of total........................   41.9%    30.8%    26.8%      0.5%        --%    100.0%
                                         ======   ======   ======      ====        ===  ========
Weighted-average debt service coverage
  ratio/(2) /...........................    2.3      1.8      1.6       1.5         --       2.0
                                         ======   ======   ======      ====        ===  ========
--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above.
     Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                     F-25

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                      2019 Average loan-to-value/(1)/
                          ------------------------------------------------------
                                                           Greater than
Property type             0%-50%  51%-60% 61%-75% 76%-100%     100%       Total
-------------             ------  ------- ------- -------- ------------ --------
Retail................... $270.6  $141.4  $231.2    $ --       $ --     $  643.2
Industrial...............  240.8   145.2   147.5      --         --        533.5
Office...................  162.2   103.8   171.5      --         --        437.5
Apartments...............   41.3    28.4    23.1      --         --         92.8
Mixed use................   24.6    17.4    30.1      --         --         72.1
Other....................   18.9      --    14.3      --         --         33.2
                          ------  ------  ------    ----       ----     --------
   Total................. $758.4  $436.2  $617.7    $ --       $ --     $1,812.3
                          ======  ======  ======    ====       ====     ========
Percent of total.........   41.8%   24.1%   34.1%    -- %       -- %       100.0%
                          ======  ======  ======    ====       ====     ========
Weighted-average debt
  service coverage
  ratio/(2) /............    2.2     1.8     1.6      --         --          1.9
                          ======  ======  ======    ====       ====     ========
--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above.
     Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:

                                  2020 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 6.6      $34.5      $117.4      $244.2       $199.9    $  602.6
Industrial...............     2.3        8.8        49.7       200.5        244.8       506.1
Office...................     8.4       17.8        17.3       242.2        125.3       411.0
Mixed use................     0.9         --         9.2        35.9         34.9        80.9
Apartments...............     0.9         --        31.6        23.5         19.6        75.6
Other....................    10.9       15.6          --        10.8          3.8        41.1
                            -----      -----      ------      ------       ------    --------
   Total.................   $30.0      $76.7      $225.2      $757.1       $628.3    $1,717.3
                            =====      =====      ======      ======       ======    ========
Percent of total.........     1.7%       4.5%       13.1%       44.1%        36.6%      100.0%
                            =====      =====      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2) /....    51.7%      58.7%       58.8%       56.8%        42.6%       51.9%
                            =====      =====      ======      ======       ======    ========
--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above.
     Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                     F-26

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                   2019 Debt service coverage ratio - fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $13.1      $38.4      $136.3      $270.6       $184.8    $  643.2
Industrial...............     9.5       23.7        69.7       174.8        255.8       533.5
Office...................    22.5       16.9        18.2       248.7        131.2       437.5
Apartments...............      --       15.4        23.8        11.2         42.4        92.8
Mixed use................     1.9         --         9.1        32.7         28.4        72.1
Other....................    14.5        1.0         2.4         8.8          6.5        33.2
                            -----      -----      ------      ------       ------    --------
   Total.................   $61.5      $95.4      $259.5      $746.8       $649.1    $1,812.3
                            =====      =====      ======      ======       ======    ========
Percent of total.........     3.4%       5.3%       14.3%       41.2%        35.8%      100.0%
                            =====      =====      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2) /....    63.2%      63.6%       59.8%       56.8%        42.0%       52.5%
                            =====      =====      ======      ======       ======    ========
--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above.
     Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans.

Low Income Housing Tax Credit

   The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:

                                                           Required holding
     Fund name                             Remaining years      period
     ---------                             --------------- ----------------
     Alliant EWA Villages II Hawaii, LLC..        4               15
     Centerline Georgia Investor VII, LLC.        2               15

   The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:

         Fund name                              State   2020 2019 2018
         ---------                             -------- ---- ---- ----
         Alliant EWA Villages II Hawaii, LLC.. Hawaii   $0.2 $0.2 $0.2
         Centerline Georgia Investor VII, LLC. Georgia    --   --  0.2
         CCL Missouri Investor III, LLC....... Missouri   --   --  0.1
         CCL Missouri Investor V, LLC......... Missouri   --   --  0.1
         Savannah Tax Credit Fund, LLC........ Georgia    --   --  0.1
                                                        ---- ---- ----
         Total................................          $0.2 $0.2 $0.7
                                                        ==== ==== ====

                                     F-27

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The balance of the investment recognized was as follows:

                 Fund name                            2020 2019
                 ---------                            ---- ----
                 Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5

   As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews.

   As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

   The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:

                                                       Amount of impairment
                                                       --------------------
           Description                                 2020   2019   2018
           -----------                                 ----   ----   ----
           Macquarie Infrastructures Partners A and B. $--    $2.0   $ --
           Alinda Infrastructure Fund I, L.P..........  --      --    0.1

   The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

  (d) Derivative Instruments

   The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and
Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

Counterparty Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible.
The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

                                     F-28

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the
Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the
Company held derivative counterparty collateral with fair value of $41.1 and
$46.0, respectively.

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of
December 31, 2020 and 2019:

                                   2020                    2019
                          ----------------------- -----------------------
                          Carrying Fair  Notional Carrying Fair  Notional
Derivative type            value   value  value    value   value  value
---------------           -------- ----- -------- -------- ----- --------
Financial futures........  $  --   $  -- $  950.1  $  --   $  -- $1,016.1
Cross currency swaps.....   (0.8)    0.3     19.7   (0.1)    0.8     19.7
Equity index options.....   62.7    62.7  2,000.8   80.7    80.7  2,451.0
                           -----   ----- --------  -----   ----- --------
   Totals................  $61.9   $63.0 $2,970.6  $80.6   $81.5 $3,486.8
                           =====   ===== ========  =====   ===== ========

   The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory
Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

   The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018.

   The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting.

   For derivatives accounted for as cash flow hedges of a forecasted transaction:

   1) As of December 31, 2020, the maximum length of time over which the
Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and

   2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

   The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively.

   The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

                                     F-29

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

  (e) Net Investment Income

   For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:

                                              2020    2019    2018
                                             ------  ------  ------
           Bonds............................ $551.5  $540.5  $529.4
           Preferred and common stocks......    3.1     4.2     3.8
           Mortgage loans...................   85.2    88.2    87.6
           Contract loans...................   34.4    32.7    27.2
           Short-term investments...........    2.7     7.9     5.0
           Real estate......................    3.6     3.6     3.3
           Other invested assets............    5.8    10.3     6.5
           Derivative instruments...........    0.3     0.3    (5.7)
           Other............................    0.1     0.4     0.4
                                             ------  ------  ------
              Gross investment income.......  686.7   688.1   657.5
           Investment and interest expenses.  (18.0)  (17.9)  (17.7)
                                             ------  ------  ------
              Net investment income......... $668.7  $670.2  $639.8
                                             ======  ======  ======

   The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended
December 31, 2020, 2019 and 2018 were as follows:

                                                 2020             2019             2018
                                           ---------------- ---------------- ----------------
                                           General Separate General Separate General Separate
                                           account account  account account  account account
                                           ------- -------- ------- -------- ------- --------
(1) Number of CUSIPS......................     32     --        31     --        22     --
(2) Aggregate amount of investment income. $ 16.2    $--     $ 6.2    $--     $ 2.9    $--

                                     F-30

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

                                                                 2020      2019      2018
                                                               --------  --------  --------
Proceeds from sales, maturities or other redemptions of bonds. $1,162.6  $1,068.3  $1,614.4
                                                               ========  ========  ========
Gross realized capital:
   Gains on sales............................................. $  307.7  $  162.0  $  121.8
   Losses on sales............................................   (291.1)   (151.7)   (152.2)
                                                               --------  --------  --------
       Net realized gains (losses) on sales...................     16.6      10.3     (30.4)
Impairment losses.............................................     (2.2)     (2.0)     (0.1)
                                                               --------  --------  --------
       Subtotal...............................................     14.4       8.3     (30.5)
Federal income tax (provision) benefit........................     (5.2)     (5.7)      1.6
Transfers to IMR, net of tax..................................     (3.6)     (4.0)     11.7
                                                               --------  --------  --------
       Realized capital gains (losses), net................... $    5.6  $   (1.4) $  (17.2)
                                                               ========  ========  ========

(f) Impairment of Investment Securities

   The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

   The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

  .  The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

  .  The Company intends to sell a security; or

  .  The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

   As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI.

   As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer.
Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

                                     F-31

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:

                                                            2020
                              -----------------------------------------------------------------
                                    Less Than 12 Months               12 Months or More
                              -------------------------------- --------------------------------
                                           Gross                            Gross
                                         unrealized Number of             unrealized Number of
Description of securities     Fair value   losses   securities Fair value   losses   securities
-------------------------     ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
   All other governments.....   $ 17.6     $ (0.4)       3       $  --      $  --        --
   Industrial and
     miscellaneous...........    140.0       (7.3)      27         4.0       (0.3)        2
   Residential
     mortgage-backed.........      0.5         --        2          --         --        --
   Commercial
     mortgage-backed.........     70.7       (2.0)      12          --         --        --
   Other asset-backed
     and structured
     securities..............     54.9       (0.8)      14        40.1       (0.3)       10
                                ------     ------       --       -----      -----        --
Total fixed maturity
  securities.................    283.7      (10.5)      58        44.1       (0.6)       12
                                ------     ------       --       -----      -----        --
Total equity securities......      6.7       (0.1)       1          --         --        --
                                ------     ------       --       -----      -----        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==
% below cost -- fixed
  maturity securities:
   (less than)20% below
     cost....................   $277.9     $ (7.4)      56       $44.1      $(0.6)       12
   20-50% below cost.........      5.8       (3.1)       2          --         --        --
   (greater than)50%
     below cost..............       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
Total fixed maturity
  securities.................    283.7      (10.5)      58        44.1       (0.6)       12
                                ------     ------       --       -----      -----        --
% below cost -- equity
  securities:
   (less than)20% below
     cost....................      6.7       (0.1)       1          --         --        --
   20-50% below cost.........       --         --       --          --         --        --
   (greater than)50%
     below cost..............       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
Total equity securities......      6.7       (0.1)       1          --         --        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==
Investment grade --
  fixed maturity
  securities.................   $247.7     $ (5.5)      47       $42.2      $(0.5)       11
Below investment grade
  -- fixed maturity
  securities.................     36.0       (5.0)      11         1.9       (0.1)        1
Investment grade --
  equity securities..........      6.7       (0.1)       1          --         --        --
Below investment grade
  -- equity securities.......       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==

   For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

                                     F-32

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:

                                                        2019
                              ---------------------------------------------------------
                                  Less Than 12 Months           12 Months or More
                              ---------------------------- ----------------------------
                                       Gross                        Gross
                              Fair   unrealized Number of  Fair   unrealized Number of
Description of securities     value    losses   securities value    losses   securities
-------------------------     ------ ---------- ---------- ------ ---------- ----------
Fixed maturity
  securities:
   Special revenue and
     special assessment
     obligations............. $ 18.3   $(0.2)      $ 5     $   --   $  --       $--
   Industrial and
     miscellaneous...........   56.9    (0.9)       17      122.0    (4.7)       18
   Residential
     mortgage-backed.........    9.1    (0.1)        4       12.0    (0.2)        3
   Commercial
     mortgage-backed.........   93.0    (1.6)       16        6.2    (0.1)        2
   Other asset-backed
     and structured
     securities..............  136.5    (0.4)       25      103.0    (1.5)       24
                              ------   -----       ---     ------   -----       ---
Total fixed maturity
  securities.................  313.8    (3.2)       67      243.2    (6.5)       47
                              ------   -----       ---     ------   -----       ---
Total equity securities......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===
% below cost -- fixed
  maturity securities:
   (less than)20% below
     cost.................... $313.8   $(3.2)       67     $243.2   $(6.5)       47
   20-50% below cost.........     --      --        --         --      --        --
   (greater than)50%
     below cost..............     --      --        --         --      --        --
                              ------   -----       ---     ------   -----       ---
Total fixed maturity
  securities.................  313.8    (3.2)       67      243.2    (6.5)       47
                              ------   -----       ---     ------   -----       ---
% below cost -- equity
  securities:
   (less than)20% below
     cost....................     --      --        --        9.6    (0.4)        1
   20-50% below cost.........     --      --        --         --      --        --
   (greater than)50%
     below cost..............     --      --        --         --      --        --
                              ------   -----       ---     ------   -----       ---
Total equity securities......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===
Investment grade --
  fixed maturity
  securities................. $305.1   $(3.0)       64     $210.9   $(4.9)       41
Below investment grade
  -- fixed maturity
  securities.................    8.7    (0.2)        3       32.3    (1.6)        6
Investment grade --
  equity securities..........     --      --        --         --      --        --
Below investment grade
  -- equity securities.......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===

  (g) Sub-prime Mortgage Related Risk

   Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

                                     F-33

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

   The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk.

   The following tables provide information about the Company's sub-prime and
Alt-A exposure as of December 31, 2020:

                                                 2020
                            ----------------------------------------------
                                        Book adjusted         OTTI losses
                                        carrying value Fair  recognized to
     Description            Actual cost    ("BACV")    value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $5.3          $5.3      $5.9      $0.5

   The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020.

  (h) Securities Lending

   Securities loaned are re-registered but remain beneficially owned by the
Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts.

   As of December 31, 2020 and 2019, the fair value of loaned securities was
$25.4 and $17.1, respectively, and the fair value of the collateral held was
$26.0 and $17.7, respectively.

  (i) Assets Pledged as Collateral

   As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

   The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:

                                                                                 Amortized cost
                                                                                 --------------
Aggregate amount cash collateral received                                        2020    2019
-----------------------------------------                                         -----  -----
Open............................................................................ $  --   $  --
30 days or less.................................................................  26.0    17.7
31 to 60 days...................................................................    --      --
61 to 90 days...................................................................    --      --
Greater than 90 days............................................................    --      --
   Subtotal.....................................................................  26.0    17.7
                                                                                  -----  -----
Securities received.............................................................    --      --
                                                                                  -----  -----
   Total collateral received.................................................... $26.0   $17.7
                                                                                  =====  =====
The aggregate fair value of all securities acquired from the sale, trade or use
  of the accepted collateral (reinvested collateral)............................ $26.0   $17.7
                                                                                  =====  =====

                                     F-34

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:

                                          2020                      2019
                                ------------------------- -------------------------
Securities lending              Amortized cost Fair value Amortized cost Fair value
------------------              -------------- ---------- -------------- ----------
Open...........................     $  --        $  --        $  --        $  --
30 days or less................      26.0         26.0         17.7         17.7
31 to 60 days..................        --           --           --           --
61 to 90 days..................        --           --           --           --
91 to 120 days.................        --           --           --           --
121 to 180 days................        --           --           --           --
181 to 365 days................        --           --           --           --
Greater than 365 days..........        --           --           --           --
                                    -----        -----        -----        -----
   Subtotal....................      26.0         26.0         17.7         17.7
Securities received............        --           --           --           --
                                    -----        -----        -----        -----
   Total collateral reinvested.     $26.0        $26.0        $17.7        $17.7
                                    =====        =====        =====        =====

   The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions.
The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

  (j) Restricted Assets

   The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:

                                Gross (admitted and nonadmitted) restricted                      Percentage
                              ------------------------------------------------            -----------------------
                                          2020
                              ----------------------------
                                                                                              Gross
                                         Total                                              (admitted    Admitted
                                        separate                                 Total         and      restricted
                               Total    account             Total                 2020    nonadmitted)   to total
                              general  restricted           from    Increase/   admitted  restricted to  admitted
Restricted asset category     account    assets    Total    2019    (decrease) restricted total assets    assets
-------------------------     -------- ---------- -------- -------- ---------- ---------- ------------- ----------
Collateral held under
  securities lending
  agreements................. $   26.0    $--     $   26.0 $   17.7   $  8.3    $   26.0       0.1%        0.1%
Federal Home Loan Bank
  ("FHLB") capital stock.....     26.5     --         26.5     23.0      3.5        26.5       0.1         0.1
On deposit with states.......      7.7     --          7.7      7.7       --         7.7        --          --
Pledged as collateral:
   Derivatives...............     83.5     --         83.5     80.5      3.0        83.5       0.4         0.4
   Reinsurance trust.........  1,101.7     --      1,101.7  1,062.8     38.9     1,101.7       5.1         5.2
   FHLB agreements...........    438.8     --        438.8    220.0    218.8       438.8       2.0         2.1
                              --------    ---     -------- --------   ------    --------       ---         ---
       Total restricted
         assets.............. $1,684.2    $--     $1,684.2 $1,411.7   $272.5    $1,684.2       7.7%        7.9%
                              ========    ===     ======== ========   ======    ========       ===         ===

                                     F-35

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019.

   As of December 31, 2020 and 2019, the Company held no other restricted assets.

   Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:

                                           2020
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)   assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          -- %      -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h. Schedule DL, Part 1..............................  23.3    25.4         0.1        0.2
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3   $25.4         0.1%       0.2%
                                                     =====   =====         ===        ===

                                     2020
 -----------------------------------------------------------------------------
                                                             % of liability to
                                                      Amount total liabilities
                                                      ------ -----------------
 k. Recognized obligation to return collateral asset. $26.0         0.2%

                                           2019
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)*  assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --         -- %       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  16.2    17.1         0.1        0.1
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2   $17.1         0.1%       0.1%
                                                     =====   =====         ===        ===

                                     F-36

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                      2019
----------------------------------------------------------------------------------
                                                           % of liability to total
Description                                         Amount       liabilities
-----------                                         ------ -----------------------
k.Recognized obligation to return collateral asset. $17.7            0.1%

  (k) Working Capital Finance Investments

   As of December 31, 2020 and 2019, the Company had no working capital finance investments.

  (l) Offsetting and Netting of Assets and Liabilities

   The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019.

  (m) 5GI Securities

   The table below presents 5GI securities held as of December 31, 2020 and
2019:

                                      Number of 5GI                Aggregate fair
                                      Securities    Aggregate BACV   value
            -                         ------------- -------------- --------------
            Investments               2020   2019   2020    2019   2020    2019
            -----------               ----   ----   ----    ----   ----    ----
            (1) Bonds - AC........... $--     --    $ --    $ --   $ --    $ --
            (2) LB&SS - AC...........  --      1      --      --     --      --
            (3) Preferred Stock - AC.  --     --      --      --     --      --
            (4) Preferred Stock - FV.   1      1     0.5     0.5    0.5     0.5
                                      ---     --     ----    ----   ----    ----
            (5) Total (1+2+3+4)......   1      2    $0.5    $0.5   $0.5    $0.5
                                      ===     ==     ====    ====   ====    ====

AC - Amortized cost            FV - Fair value

  (n) Short Sales

   The Company did not have any short sale transactions during the years ended
December 31, 2020, 2019 and 2018.

(3)Aggregate Reserves

   As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the
Company:

                                       2020              2019
                                 ----------------  ----------------
                                          Interest          Interest
Line of business                  Amount   rates    Amount   rates
----------------                 -------- -------- -------- --------
Individual life:
   Traditional.................. $  560.1   4.2%   $  633.2   4.2%
   Universal....................  5,223.0   4.4%    5,199.5   4.4%
   Supplementary
     contracts with life
     contingencies..............     98.0   3.9%       90.7   4.3%
                                 --------          --------
          Total
            individual
            life................  5,881.1           5,923.4
                                 --------          --------
Group life......................     17.5   4.5%       18.9   4.5%
                                 --------          --------
          Total life............  5,898.6           5,942.3
                                 --------          --------

                                     F-37

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                                                             2020               2019
                                                                                      -----------------  -----------------
                                                                                                Interest           Interest
Line of business                                                                       Amount    rates    Amount    rates
----------------                                                                      --------- -------- --------- --------
Annuities:
   Individual annuities:
       Immediate..................................................................... $ 1,125.5   5.9%   $ 1,219.6   5.9%
       Deferred......................................................................   2,164.8   4.1%     2,598.4   4.1%
       Variable......................................................................      64.4   3.0%        64.0   4.0%
                                                                                      ---------          ---------
          Total
            individual
            annuities................................................................   3,354.7            3,882.0
                                                                                      ---------          ---------
   Group annuities:
       Other group
         annuities...................................................................      35.5   6.4%        39.1   6.4%
                                                                                      ---------          ---------
          Total annuities............................................................   3,390.2            3,921.1
                                                                                      ---------          ---------
Accidental death benefits............................................................       0.6   3.0%         0.6   3.0%
Disability:
   Active lives......................................................................      10.2   4.3%        11.6   4.3%
   Disabled lives....................................................................      75.3   3.4%        73.5   3.4%
                                                                                      ---------          ---------
          Total
            disability...............................................................      85.5               85.1
                                                                                      ---------          ---------
Other reserves.......................................................................   1,780.5   4.1%     1,417.5   4.1%
Accident and health:
   Individual........................................................................       0.8   3.5%         1.0   3.5%
                                                                                      ---------          ---------
          Total accident
            and health...............................................................       0.8                1.0
                                                                                      ---------          ---------

            Total life, annuities, and accident and health aggregate reserves........  11,156.2           11,367.6
                                                                                      ---------          ---------
Deposit-type funds:
   Supplementary
     contracts without
     life contingencies..............................................................     390.4   2.6%       403.8   2.7%
   Other deposit-type
     funds...........................................................................     365.6   2.5%       302.0   3.6%
                                                                                      ---------          ---------
          Total
            deposit-type
            funds....................................................................     756.0              705.8
                                                                                      ---------          ---------
          Total
            aggregate
            reserves and
            deposit-type
            funds.................................................................... $11,912.2          $12,073.4
                                                                                      =========          =========

   Liabilities for life insurance products are based on the AE, AM (5), 41 CSO,
41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO,
or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949,
51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic,
a-2012, or a-2000 mortality tables.

   As of December 31, 2020 and 2019, the Company had $957.0 and $716.7,
respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D.

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019.

   Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

                                     F-38

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

   The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

   As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7,
respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts.

   The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

   Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

   As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

                                                    2020
                            ---------------------------------------------------
                                      Separate
                                      accounts    Separate
                            General     with      accounts              Percent
                            account  guarantees nonguaranteed   Total   of total
A. Individual annuities:    -------- ---------- ------------- --------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $1,831.1   $12.5      $     --    $ 1,843.6   13.4%
     b. At book value
       less current
       surrender charge
       of 5% or more.......     42.4      --            --         42.4    0.3
     c. At fair value......       --      --       5,279.3      5,279.3   38.3
                            --------   -----      --------    ---------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............  1,873.5    12.5       5,279.3      7,165.3   52.0
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........    838.0      --            --        838.0    6.1
  (2) Not subject to
   discretionary
   withdrawal..............  5,760.0      --          18.3      5,778.3   41.9
                            --------   -----      --------    ---------  -----
  (3) Total (gross:
   direct + assumed).......  8,471.5    12.5       5,297.6     13,781.6  100.0%
                                                                         =====
  (4) Reinsurance ceded....  5,018.8      --            --      5,018.8
                            --------   -----      --------    ---------
  (5) Total net (3) - (4).. $3,452.7   $12.5      $5,297.6    $ 8,762.8
                            ========   =====      ========    =========
  (6) Amount included in
   A(1)b above that will
   move to A(1)e for the
   first time within the
   year after the
   statement date:......... $   22.2   $  --      $     --    $    22.2
                            --------   -----      --------    ---------

                                     F-39

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements --  Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                      Separate
                                      accounts    Separate
                            General     with      accounts             Percent
                            account  guarantees nonguaranteed  Total   of total
B. Group annuities:         -------- ---------- ------------- -------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $    0.6    $ --        $  --     $    0.6    0.6%
     b. At book value
       less current
       surrender charge
       of 5% or more.......       --      --           --           --     --
     c. At fair value......       --      --         59.6         59.6   62.8
                            --------    ----        -----     --------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............      0.6      --         59.6         60.2   63.4
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........      0.9      --           --          0.9    0.9
  (2) Not subject to
   discretionary
   withdrawal..............     34.0      --           --         34.0   35.7
                            --------    ----        -----     --------  -----
  (3) Total (gross:
   direct + assumed).......     35.5      --         59.6         95.1  100.0%
                                                                        =====
  (4) Reinsurance ceded....       --      --           --           --
                            --------    ----        -----     --------
  (5) Total net (3) - (4).. $   35.5    $ --        $59.6     $   95.1
                            ========    ====        =====     ========
  (6) Amount included in
   B(1)b above that will
   move to B(1)e for the
   first time within the
   year after the
   statement date:......... $     --    $ --        $  --     $     --
                            --------    ----        -----     --------

                                      Separate
                                      accounts    Separate
C. Deposit-type             General     with      accounts             Percent
contracts (no life          account  guarantees nonguaranteed  Total   of total
contingencies):             -------- ---------- ------------- -------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $     --    $ --        $  --     $     --    -- %
     b. At book value
       less current
       surrender charge
       of 5% or more.......       --      --           --           --     --
     c. At f4air value.....       --      --           --           --     --
                            --------    ----        -----     --------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............       --      --           --           --     --
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........    344.4      --           --        344.4   26.3
  (2) Not subject to
   discretionary
   withdrawal..............    966.7      --           --        966.7   73.7
                            --------    ----        -----     --------  -----
  (3) Total (gross:
   direct + assumed).......  1,311.1      --           --      1,311.1  100.0%
                                                                        =====
  (4) Reinsurance ceded....    555.1      --           --        555.1
                            --------    ----        -----     --------
  (5) Total net (3) - (4).. $  756.0    $ --        $  --     $  756.0
                            ========    ====        =====     ========
  (6) Amount included in
   C(1)b above that will
   move to C(1)e for the
   first time within the
   year after the
   statement date:......... $     --    $ --        $  --     $     --
                            --------    ----        -----     --------

                                     F-40

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

                                                                   Account value Cash value  Reserve
                                                                   ------------- ---------- ---------
A. General account
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................   $     --     $  155.9  $   223.6
       b. Universal life..........................................    1,736.8      1,720.0    2,055.7
       c. Universal life with secondary guarantees................    2,528.0      2,327.0    5,911.2
       d. Indexed universal life..................................       36.3         27.0       33.7
       e. Indexed universal life with secondary guarantees........         --           --         --
       f. Indexed life............................................         --           --         --
       g. Other permanent cash value life insurance...............         --           --         --
       h. Variable life...........................................         --           --         --
       i. Variable universal life.................................       10.8         10.8       11.1
       j. Miscellaneous reserves..................................         --           --         --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................        XXX          XXX    8,145.4
       b. Accidental death benefits...............................        XXX          XXX        0.6
       c. Disability - active lives...............................        XXX          XXX       12.7
       d. Disability - disabled lives.............................        XXX          XXX       78.0
       e. Miscellaneous reserves..................................        XXX          XXX    1,222.6
                                                                     --------     --------  ---------
   (3) Total (gross: direct + assumed)............................    4,311.9      4,240.7   17,694.6
   (4) Reinsurance ceded..........................................    1,172.1      1,044.3   10,620.0
                                                                     --------     --------  ---------
   (5) Total (net) (3) - (4)......................................   $3,139.8     $3,196.4  $ 7,074.6
                                                                     ========     ========  =========

                                                                   Account value Cash value Reserve
                                                                   ------------- ---------- -------
B. Separate account with guarantees
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................     $ --         $ --      $--
       b. Universal life..........................................       --           --       --
       c. Universal life with secondary guarantees................       --           --       --
       d. Indexed universal life..................................       --           --       --
       e. Indexed universal life with secondary guarantees........       --           --       --
       f. Indexed life............................................       --           --       --
       g. Other permanent cash value life insurance...............       --           --       --
       h. Variable life...........................................       --           --       --
       i. Variable universal life.................................       --           --       --
       j. Miscellaneous reserves..................................       --           --       --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................      XXX          XXX       --
       b. Accidental death benefits...............................      XXX          XXX       --
       c. Disability - active lives...............................      XXX          XXX       --
       d. Disability - disabled lives.............................      XXX          XXX       --
       e. Miscellaneous reserves..................................      XXX          XXX       --
                                                                       ----         ----      ---
   (3) Total (gross: direct + assumed)............................       --           --       --
   (4) Reinsurance ceded..........................................       --           --       --
                                                                       ----         ----      ---
   (5) Total (net) (3) - (4)......................................     $ --         $ --      $--
                                                                       ====         ====      ===

                                     F-41

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                                   Account value Cash value Reserve
                                                                   ------------- ---------- -------
C. Separate account nonguaranteed
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................    $   --       $   --   $   --
       b. Universal life..........................................        --           --       --
       c. Universal life with secondary guarantees................        --           --       --
       d. Indexed universal life..................................        --           --       --
       e. Indexed universal life with secondary guarantees........        --           --       --
       f. Indexed life............................................        --           --       --
       g. Other permanent cash value life insurance...............        --           --       --
       h. Variable life...........................................        --           --       --
       i. Variable universal life.................................     284.0        284.0    286.5
       j. Miscellaneous reserves..................................        --           --       --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................       XXX          XXX       --
       b. Accidental death benefits...............................       XXX          XXX       --
       c. Disability - active lives...............................       XXX          XXX       --
       d. Disability - disabled lives.............................       XXX          XXX       --
       e. Miscellaneous reserves..................................       XXX          XXX       --
   (3) Total (gross: direct + assumed)............................     284.0        284.0    286.5
                                                                      ------       ------   ------
   (4) Reinsurance ceded..........................................        --           --       --
                                                                      ------       ------   ------
   (5) Total (net) (3) - (4)......................................    $284.0       $284.0   $286.5
                                                                      ======       ======   ======

   Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:

                                       2020           2019
                                  -------------- --------------
                                         Net of         Net of
                                  Gross  loading Gross  loading
                                  ------ ------- ------ -------
                Industrial....... $  0.2 $  0.2  $  0.2 $  0.2
                Ordinary renewal.  160.0  399.5   172.9  479.5
                                  ------ ------  ------ ------
                   Total......... $160.2 $399.7  $173.1 $479.7
                                  ====== ======  ====== ======

   The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended
December 31, 2020 and 2019.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and
Guaranteed Annuitization Benefit

   The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some
GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed

                                     F-42

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and
2019:

                                                                      2020     2019
                                                                    -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6
   Net amount at risk.............................................. $    1.7 $    1.6
   Average attained age of contract holders........................       76       76

   Enhanced death benefits (step-up, roll-up, payment protection)
     account value................................................. $1,210.9 $1,762.1
   Net amount at risk.............................................. $  104.8 $  115.2
   Average attained age of contract holders........................       76       76

Account values with living benefit guarantees:
   Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3
   Guaranteed annuitization benefits............................... $  973.0 $1,003.8

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered
"in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)Liability for Policy and Contract Claims

   Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and
2018 respectively, is summarized as follows:

                                                        2020  2019  2018
                                                        ----- ----- -----
       Balance as of January 1......................... $41.0 $42.9 $48.0
       Less reinsurance reserve credit and recoverable.  40.4  42.3  47.2
                                                        ----- ----- -----
              Net balance as of January 1..............   0.6   0.6   0.8
                                                        ----- ----- -----
       Incurred related to:
          Current year.................................    --   0.1    --
          Prior years..................................   0.1   0.1    --
                                                        ----- ----- -----
              Total incurred...........................   0.1   0.2    --
                                                        ----- ----- -----
       Paid related to:
          Current year.................................    --    --    --
          Prior years..................................   0.2   0.2   0.2
                                                        ----- ----- -----
              Total paid...............................   0.2   0.2   0.2
                                                        ----- ----- -----
              Net balance as of December 31............   0.5   0.6   0.6
       Plus reinsurance reserve credit and recoverable.  34.7  40.4  42.3
                                                        ----- ----- -----
       Balance as of December 31....................... $35.2 $41.0 $42.9
                                                        ===== ===== =====

                                     F-43

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

   For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

   The liability for policy and contract claims presented in the Statutory
Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and
2019, respectively.

(5)Transactions with Affiliates

   The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly.
This agreement represents the principal administrative service agreement between the Company and the following affiliates:

   GLIC
   GNA
   Genworth Mortgage Insurance Corporation ("GMIC")
   JLIC
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC X

   Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020.

   Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30,
2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of
$15.4 in cash, securities with a book value of $180.9 and accrued interest of
$1.7.

   On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash.

   On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash.

   During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash.

   For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively.

   The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products.

                                     F-44

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The Company and GLIC are parties to a Master Services and Shared Expenses
Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

   The Company has a Master Promissory Note agreement, approved by the Virginia
Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019.

   The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows:

  .  The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to
     Rivermont which was recorded as a decrease to the Company's unassigned surplus.

  .  The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended
     December 31, 2017 and prior. The Company received this amount on May 11,
     2018.

  .  The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended
     December 31, 2017 and prior. The Company paid this amount on May 11, 2018.

Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:

                                                              2020   2019
                                                             ------ ------
      Assets:
         Amounts recoverable from reinsurers and funds held. $410.4 $410.6
                                                             ------ ------
             Total assets................................... $410.4 $410.6
                                                             ====== ======
      Liabilities:
         Current Federal income tax payable................. $ 38.2 $ 47.8
         Payable to parent, subsidiaries and affiliates.....   10.6    7.3
         Other amounts payable on reinsurance...............   20.7   25.9
                                                             ------ ------
             Total liabilities.............................. $ 69.5 $ 81.0
                                                             ====== ======

                                     F-45

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

(6)Income Taxes

   (a) Components of deferred tax assets and deferred tax liabilities

     1.  The components of the net DTA recognized in the Company's Statutory
         Statements of Admitted Assets, Liabilities and Capital and Surplus as
         of December 31, 2020 and 2019 were as follows:

                                   2020                    2019                    Change
                          ----------------------- ----------------------- -----------------------
                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                          -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Gross DTA.............  $566.1   $10.7  $576.8  $542.3   $11.3  $553.6  $ 23.8   $(0.6) $ 23.2
b. Statutory valuation
  allowance adjustment...      --      --      --      --      --      --      --      --      --
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
c. Adjusted gross DTA
  (1a - 1b)..............   566.1    10.7   576.8   542.3    11.3   553.6    23.8    (0.6)   23.2
d. DTA nonadmitted.......   312.1     5.8   317.9   240.7     5.9   246.6    71.4    (0.1)   71.3
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
e. Subtotal: net
  admitted DTA (1c - 1d).   254.0     4.9   258.9   301.6     5.4   307.0   (47.6)   (0.5)  (48.1)
f. DTL...................   147.0     0.9   147.9   178.1     1.0   179.1   (31.1)   (0.1)  (31.2)
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
g. Net admitted DTA/
  (DTL) (1e - 1f)........  $107.0   $ 4.0  $111.0  $123.5   $ 4.4  $127.9  $(16.5)  $(0.4) $(16.9)
                           ======   =====  ======  ======   =====  ======  ======   =====  ======

     2.  Admission calculation components for SSAP No. 101 as of December 31,
         2020 and 2019:

                                    2020                    2019                    Change
                           ----------------------- ----------------------- ------------------------
                           Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                           -------- ------- ------ -------- ------- ------ -------- ------- -------
a. Federal income taxes
  paid in prior years
  recoverable through
  loss carrybacks.........  $   --   $ 4.0  $  4.0  $   --   $ 4.4  $  4.4  $   --   $(0.4) $  (0.4)

b. Adjusted gross DTA
  expected to be
  realized (excluding
  the amount of DTA from
  2(a) above) after
  application of the
  threshold limitation.
  (The lessor of 2(b)1
  and 2(b)2 below)........   107.0      --   107.0   123.5      --   123.5   (16.5)     --    (16.5)

   1. Adjusted gross DTA
     expected to be
     realized following
     the balance sheet
     date.................   107.0      --   107.0   123.5      --   123.5   (16.5)     --    (16.5)

   2. Adjusted gross DTA
     allowed per
     limitation threshold.     XXX     XXX   132.1     XXX     XXX   186.1     XXX     XXX    (54.0)

c. Adjusted gross DTA
  (excluding the amount
  of DTA from 2(a) and
  2(b) above) offset by
  gross DTL...............   147.0     0.9   147.9   178.1     1.0   179.1   (31.1)   (0.1)   (31.2)
                            ------   -----  ------  ------   -----  ------  ------   -----  -------
d. DTA admitted as a
  result of the
  application of SSAP
  No. 101 (Total 2(a) +
  2(b) + 2(c))............  $254.0   $ 4.9  $258.9  $301.6   $ 5.4  $307.0  $(47.6)  $(0.5) $ (48.1)
                            ======   =====  ======  ======   =====  ======  ======   =====  =======

                                     F-46

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

     3.  Ratio used to determine applicable period used in 6(a)2:

                                                                        2020      2019
                                                                      --------  --------
a. Ratio percentage used to determine recovery period and threshold
  limitation amount..................................................      764%      802%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1  $1,368.8

     4.  Impact of tax planning strategies:

         a.  Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

                                2020             2019            Change
                          ---------------  ---------------  ---------------
                          Ordinary Capital Ordinary Capital Ordinary Capital
                          -------- ------- -------- ------- -------- -------
1. Adjusted Gross DTAs
  Amount from Note 6a1(c)  $566.1   $10.7   $542.3   $11.3   $ 23.8   $(0.6)

2. Percentage of
  Adjusted Gross DTAs by
  Tax Character
  Attribute to the
  impact of Tax Planning
  Strategies.............      --%     --%      --%     --%      --%     --%

3. Net Admitted Adjusted
  Gross DTAs Amount from
  Note 6a1(e)............  $254.0   $ 4.9   $301.6   $ 5.4   $(47.6)  $(0.5)

4. Percentage of Net
  Admitted Adjusted
  Gross DTAs by Tax
  Character admitted
  because of the impact
  of tax planning
  strategies.............      --%     --%      --%     --%      --%     --%

         b.  The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018.

  (b) Unrecognized deferred tax liabilities

   The Company did not have any unrecognized DTLs during the years ended
December 31, 2020, 2019 and 2018.

  (c) Current income tax and change in deferred tax

   The provision for income taxes incurred on operations for the years ended
December 31, 2020, 2019 and 2018 were as follows:

                                                          2020   2019  Change
                                                         ------  ----- ------
 1. Current Income Taxes
    a. Federal income taxes............................. $(37.6) $38.5 $(76.1)
    b. Foreign income taxes.............................     --     --     --
                                                         ------  ----- ------
    c. Federal and foreign income taxes.................  (37.6)  38.5  (76.1)
    d. Federal income tax on net capital gains (losses).    5.2    5.7   (0.5)
    e. Utilization of capital loss carry forwards.......     --     --     --
    f. Other............................................     --     --     --
                                                         ------  ----- ------
    g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6)
                                                         ======  ===== ======

                                     F-47

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                          2019   2018   Change
                                                          ----- ------  ------
  1. Current Income Taxes
     a. Federal income taxes............................. $38.5 $(18.8) $57.3
     b. Foreign income taxes.............................    --     --     --
                                                          ----- ------  -----
     c. Federal and foreign income taxes.................  38.5  (18.8)  57.3
     d. Federal income tax on net capital gains (losses).   5.7   (1.6)   7.3
     e. Utilization of capital loss carry forwards.......    --     --     --
     f. Other............................................    --     --     --
                                                          ----- ------  -----
     g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6
                                                          ===== ======  =====

   The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:

                                                                            2020   2019  Change
                                                                           ------ ------ ------
2. DTA
   A. Ordinary
       1. Discounting of unpaid losses.................................... $   -- $   -- $   --
       2. Unearned premium reserve........................................     --     --     --
       3a. Transition reserves............................................    7.5    9.0   (1.5)
       3b. Policyholder reserves..........................................  407.2  372.7   34.5
       4. Investments.....................................................   14.4   24.4  (10.0)
       5. Deferred acquisition costs......................................  130.3  131.1   (0.8)
       6. Policyholder dividends accrual..................................     --     --     --
       7. Fixed assets....................................................    0.6    0.6     --
       8. Compensation and benefits accrual...............................     --     --     --
       9. Pension accrual.................................................     --     --     --
       10. Receivable-nonadmitted.........................................    1.9    0.2    1.7
       11. Net operating loss carry forward...............................     --     --     --
       12. Tax credit carry forward.......................................    1.8    2.0   (0.2)
       13. Other (including items less than 5% of total ordinary tax
         assets)..........................................................    2.4    2.3    0.1
                                                                           ------ ------ ------
       99. Subtotal ordinary..............................................  566.1  542.3   23.8
   B. Statutory valuation allowance adjustment............................     --     --     --
   C. Nonadmitted DTA.....................................................  312.1  240.7   71.4
                                                                           ------ ------ ------
   D. Admitted ordinary DTA (2A99 - 2B - 2C)..............................  254.0  301.6  (47.6)
   E. Capital.............................................................                   --
       1. Investments.....................................................   10.7   11.3   (0.6)
       2. Net capital loss carry forward..................................     --     --     --
       3. Real estate.....................................................     --     --     --
       4. Other (including items less than 5% of total ordinary tax
         assets)..........................................................     --     --     --
                                                                           ------ ------ ------
       99. Subtotal capital...............................................   10.7   11.3   (0.6)
   F. Statutory valuation allowance adjustment............................     --     --     --
   G. Nonadmitted DTA.....................................................    5.8    5.9   (0.1)
                                                                           ------ ------ ------
   H. Admitted capital DTA (2E99 - 2F - 2G)...............................    4.9    5.4   (0.5)
                                                                           ------ ------ ------
   I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1)
                                                                           ====== ====== ======

                                     F-48

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                       2020   2019  Change
                                                      ------ ------ ------
     3. DTL
        A. Ordinary
            1. Investments........................... $ 12.4 $ 16.6 $ (4.2)
            2. Fixed assets..........................     --     --     --
            3. Deferred and uncollected premiums.....   84.0  100.7  (16.7)
            4(a). Transition reserves................   45.5   54.6   (9.1)
            4(b). Policyholder reserves..............    5.0    6.2   (1.2)
            5. Other.................................    0.1     --    0.1
                                                      ------ ------ ------
            99. Subtotal ordinary....................  147.0  178.1  (31.1)
                                                      ------ ------ ------
        B. Capital
            1. Investments...........................    0.9    1.0   (0.1)
            2. Real estate...........................     --     --     --
            3. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal capital.....................    0.9    1.0   (0.1)
                                                      ------ ------ ------
        C. DTL (3A99 + 3B99).........................  147.9  179.1  (31.2)
                                                      ------ ------ ------
     4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9)
                                                      ====== ====== ======

   Based on an analysis of the Company's tax position for the year ended
December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for
DTA has been established.

   The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and
Surplus):

                                                                    December 31,
                                                                    -------------
                                                                     2020   2019  Change
                                                                    ------ ------ ------
Total gross DTA.................................................... $576.8 $553.6 $ 23.2
Statutory valuation allowance adjustment...........................     --     --     --
                                                                    ------ ------ ------
Adjusted gross DTAs................................................  576.8  553.6   23.2
Total gross DTL....................................................  147.9  179.1  (31.2)
                                                                    ------ ------ ------
Net DTA (DTL)...................................................... $428.9 $374.5   54.4
                                                                    ====== ======
Deferred tax on change in net unrealized capital gains (losses)....                 (4.0)
Change in deferred tax for prior period correction (see Note 1(w)).                 (7.7)
                                                                                  ------
Change in net deferred income taxes................................               $ 42.7
                                                                                  ======

                                     F-49

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

  (d) Reconciliation of Federal income tax rate to actual effective tax rate

   The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:

                                                                            2020    2019    2018
                                                                           ------  ------  ------
Provision computed at statutory tax rate.................................. $(44.3) $ 49.1  $(50.7)
Tax exempt interest.......................................................   (0.4)   (0.4)   (0.4)
Benefit of dividends......................................................   (2.0)   (2.5)   (2.6)
Change in reserve on account of change in valuation basis.................  (20.2)     --      --
Change in tax contingency reserve.........................................     --      --     0.4
Statutory amortization of IMR.............................................   (0.2)     --      --
Foreign taxes.............................................................   (0.5)   (3.5)    0.2
Change in nonadmitted assets..............................................   (0.9)   (1.3)    0.5
Deferred reinsurance gains................................................   (6.2)  (23.7)    8.4
Change in statutory valuation allowance...................................     --      --    (7.4)
Prior year provision to return true-up....................................   (0.5)   (0.8)   (2.7)
Reinsurance transaction treated as nontaxable reorganization (see Note 8).     --    12.0      --
Other adjustments.........................................................    0.1     1.0    (0.1)
                                                                           ------  ------  ------
   Total.................................................................. $(75.1) $ 29.9  $(54.4)
                                                                           ======  ======  ======
Federal income taxes incurred............................................. $(32.4) $ 44.2  $(20.4)
Change in net deferred income taxes.......................................  (42.7)  (14.3)  (34.0)
                                                                           ------  ------  ------
   Total.................................................................. $(75.1) $ 29.9  $(54.4)
                                                                           ======  ======  ======

  (e) Operating loss and tax credit carry forwards and protective tax deposits

   As of December 31, 2020, the Company had no operating losses to carry forward.

   As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:

                     Origination year  Amount Expires after
                     ----------------  ------ -------------
                          2013          $0.5      2023
                          2014           0.4      2024
                          2015           0.2      2025
                          2018           0.5      2028
                          2019           0.2      2029

   As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

                           Tax year  Capital Ordinary
                           --------  ------- --------
                            2019      $5.7     $--
                            2020       5.2      --

   The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

                                     F-50

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

  (f) Consolidated Federal income tax return

   The Company is an affiliated member of a consolidated Life/Non-Life U.S.
Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020:

   ASI
   Capital Brokerage Corporation
   Genworth
   Genworth Annuity Service Corporation
   Genworth Financial Agency, Inc.
   Genworth Financial Assurance Corporation
   Genworth Financial Services, Inc.
   Genworth Holdings, Inc. ("Genworth Holdings")
   Genworth Insurance Company
   GLIC
   GLICNY
   Genworth Mortgage Holdings, LLC
   Genworth Mortgage Holdings, Inc.
   GMIC
   Genworth Mortgage Insurance Corporation of North Carolina
   Genworth Mortgage Reinsurance Corporation
   Genworth Mortgage Services, LLC
   GNA
   HGI Annuity Service Corporation
   JLIC
   Mayflower Assignment Corporation
   Monument Lane IC 1, Inc.
   Monument Lane IC 2, Inc.
   Monument Lane PCC, Inc.
   Newco
   National Eldercare Referral System, LLC
   Rivermont/1/
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC IX/2/
   RLIC X
   Sponsored Captive Re, Inc.
   United Pacific Structured Settlement Company
--------
/1/  Rivermont was dissolved effective March 12, 2020.
/2/  RLIC IX was dissolved effective April 9, 2020.

   The Company is a part of the overall Tax Allocation Agreement between
Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's
Federal consolidated U.S. corporation income tax return.

   The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and

                                     F-51

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and
RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of
December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC
VIII related to these agreements.

   The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont.
The agreement allocated the tax benefit of Rivermont's net operating losses
("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future.
For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated.

   Prior to 2018, the Company also had special tax sharing agreements (the "Old
Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and
RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old
Special Tax Agreement for Federal income tax. Additionally, under the Old
Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX
and RLIC X.

   In 2018, the Company entered into new special tax sharing agreements (the
"New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1,
2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax
Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation
Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to
RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the
Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of
December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC
IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit.

   Effective January 1, 2018, the Company entered into a new Special Tax
Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and
previously RLIC IX continued to calculate tax reserves under Model Regulation
830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC
VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax
Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the
Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC
IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement.

                                     F-52

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of
December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

   For tax years beginning in 2011, the Company was included in the
Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the
Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016.
Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

  (g) Federal or foreign income tax loss contingencies

   As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018.

   As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021.

  (h) State transferable and non-transferable tax credits

   The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

                                                            2020
                                                    ---------------------
      Description of state transferable and               Carrying Unused
      non-transferable tax credits                  State  value   amount
      ----------------------------                  ----- -------- ------
      New Market...................................  MS     $0.4    $0.4
      New Market...................................  NE      0.1     0.1
      Urban Development............................  CT      0.5     0.5
                                                            ----    ----
         Total.....................................         $1.0    $1.0
                                                            ====    ====

                                                            2019
                                                    ---------------------
      Description of state transferable and               Carrying Unused
      non-transferable tax credits                  State  value   amount
      ----------------------------                  ----- -------- ------
      New Market...................................  MS     $0.6    $0.6
      New Market...................................  NE      0.3     0.3
      New Market...................................  NV      0.1     0.1
      Urban Development............................  CT      0.4     0.4
      Urban Development............................  FL      1.1     1.1
                                                            ----    ----
         Total.....................................         $2.5    $2.5
                                                            ====    ====

                                     F-53

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

   The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019.

   The state tax credits admitted and nonadmitted were as follows:

                                      2020                 2019
                              -------------------- --------------------
                               Total      Total     Total      Total
                              admitted nonadmitted admitted nonadmitted
                              -------- ----------- -------- -----------
         Transferable........   $ --       $--       $ --       $--
         Non-transferable....    1.0        --        2.5        --
                                ----       ---       ----       ---
            Total............   $1.0       $--       $2.5       $--
                                ====       ===       ====       ===

(7)Commitments and Contingencies

  (a) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

   On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the
District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of
All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company.
Plaintiff seeks to represent life insurance policyholders, alleging that the
Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint
The Company intends to vigorously defend this action.

   On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern
District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13,
2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance
Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern
District of Virginia issued an order consolidating the Brighton Trustees and
Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier
plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action.

   In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern
District of Virginia captioned TVPX ARX INC., as Securities Intermediary for

                                     F-54

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the
"McBride settlement") that was approved by the Middle District of Georgia.
Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On
March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of
Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle
District of Georgia, notifying the Court of its appeal to the United States
Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the
Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21,
2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle
District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et. al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the
"Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United
States Court of Appeals for the Second Circuit on February 6, 2017. On
March 14, 2018, the District Court affirmed the decision of the Bankruptcy
Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral
argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals
for the Second Circuit issued a decision affirming the dismissal of this case.

   As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

  (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

                                     F-55

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

   The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:

                                                                        2020 2019
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4
   Decreases current year:
       Premium tax offset applied......................................  0.5  0.4
   Increases current year:
       Cash payment adjustment.........................................   --  0.4
       True up adjustment..............................................  0.3  0.2
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6
                                                                        ==== ====

   The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of
December 31, 2020 and 2019.

  (c) Related Party Guarantees

   The Company has guaranteed the structured settlement payment obligations of
ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business.

   There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors.

  (d) Commitments

   As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and
$13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities.

(8)Reinsurance

   The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the
Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

                                     F-56

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits,
$0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

   On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed
Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the
State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a
Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the
Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were
$15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance.

   The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:

                    Premiums earned                 Benefits incurred
            -------------------------------  -------------------------------
               2020       2019       2018       2020       2019       2018
            ---------  ---------  ---------  ---------  ---------  ---------
   Direct.. $ 1,107.7  $ 1,179.3  $ 1,226.6  $ 2,261.6  $ 2,201.8  $ 2,251.4
   Assumed.     275.7      287.2      299.0      305.1      248.4      261.3
   Ceded...  (1,208.2)  (2,367.5)  (1,519.2)  (1,809.4)  (1,722.2)  (1,689.7)
            ---------  ---------  ---------  ---------  ---------  ---------
      Net.. $   175.2  $  (901.0) $     6.4  $   757.3  $   728.0  $   823.0
            =========  =========  =========  =========  =========  =========

   The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

  Affiliated Special Purpose Captives Reinsurance Transactions

   The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:

                                                   2020     2019
                                                 -------- --------
              Universal Life Insurance Business
              JLIC..............................     24.2     60.9

              Term Life Insurance Business
              RLIC VI........................... $2,319.3 $2,383.7
              RLIC VII..........................    405.7    502.4
              RLIC VIII.........................  1,041.6  1,046.8
              RLIC X............................    861.3    806.9

  JLIC

   The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by
$36.7. See Note 1(w).

                                     F-57

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

  RLIC VI

   The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC
VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and
Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld.

   For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of
RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss.

   Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above.

   Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC
("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1,
2019 to Hannover Re Ireland.

   RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company.
This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe.

   RLIC VI also entered into an XOL reinsurance agreement with the Company and
Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC
VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and
Canada Life were amended to reflect the MRT reinsurance agreement change.

   Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and
RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new
XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between
(i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the
New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero.

   During 2020, 2019 and 2018, under the terms of the coinsurance treaty with
RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively.

                                     F-58

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

  RLIC VII

   The Company is a party to a coinsurance with funds withheld agreement with
RLIC VII whereby it cedes certain term life insurance business to RLIC VII.
RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life
USA to retrocede 90% of the mortality risk on policies assumed from the Company.

   The Company also entered into an XOL reinsurance agreement with RLIC VII and
SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

  RLIC VIII

   The Company is a party to a coinsurance with funds withheld agreement with
RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company.

   The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

RLIC X

   The Company is a party to a coinsurance with funds withheld agreement with
RLIC X whereby it cedes certain term life insurance business to RLIC X.

   The Company also entered into an XOL reinsurance agreement with RLIC X and
Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this
XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to
July 31, 2016.

   RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This
MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC
X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change.

   During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively.

Rivermont

   The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the
Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and

                                     F-59

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company
recaptured all of the universal life insurance business previously ceded to
Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture,
Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business.
For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the
Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont.

   Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on
February 19, 2020.

   Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave
Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and
(c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective
December 31, 2019.

   In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the
Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes.

   Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective
January 27, 2020.

   On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by
Rivermont. This agreement was also terminated effective January 27, 2020.

                                     F-60

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

RLIC IX

   The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland")
to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company
recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture,
RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12,
2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above.
Additionally, the MRT reinsurance agreement between RLIC IX and Hannover
Ireland was recaptured and terminated effective December 1, 2019.

   Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement,
Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019.

   As of December 31, 2019, there was no remaining reinsurance in RLIC IX.

   Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020.

Other Affiliate Reinsurance Transactions

   Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and
$852.0, respectively.

   Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC")
insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively.

   Effective November 1, 2016, the Company amended and restated its existing
LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively.

   Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were
$48.6 and $51.6, respectively.

   Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively.

                                     F-61

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and
2019 were $102.2 and $110.9, respectively.

Significant External Reinsurers

   On April 15, 2004, the Company entered into two reinsurance agreements with
Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of
December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively.

   Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts.
A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of
December 31, 2020, the amount of assets in the trust was $5,722.1.

   Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively.

   Effective December 1, 2018, the Company amended an existing treaty with
Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and
YRT basis. This amendment included the following:

  .  Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100%
     quota share Co/Modco basis.

  .  Term life insurance issued in 1996 through 2000 previously reinsured on a
     25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below.

  .  Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with
     Hannover was recaptured and added to this treaty on a 100% quota share YRT basis.

  .  Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty.

   The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective
December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December
1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3.

                                     F-62

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   Effective December 1, 2018, the Company also amended an existing treaty with
Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in
1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to
100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred.

   Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4.

   Effective August 1, 2018, the Company amended an existing YRT treaty with
Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the
Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100%
quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the
Company further amended the Hannover treaty, reducing the quota share to 80%
and added the recaptured 20% quota share to the December 1, 2018 Hannover
Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   On December 28, 2017, the Company entered into a binding letter of intent
("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the
LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above.
The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were
$1,541.1 and $1,800.8, respectively.

   Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

   As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation,
for which risks under covered policies have been ceded by the Company to RLIC
X. There were no RBC implications as there was no shortfall as of December 31,
2020.

(9)  StatutoryCapital and Surplus and Dividend Restriction

   The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was
848% and 877% as of December 31, 2020 and 2019, respectively.

   State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

                                     F-63

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the
Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021.

(10)Separate Accounts

   The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor
(similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof.
These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

   The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended
December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and
$45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and
2016, respectively.

   Assets supporting the Company's separate account product contracts of
$5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account.

   Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:

                                                    Non-indexed
                                                     guarantee   Non-indexed  Non-guaranteed
                                                    less than or  guarantee      separate
                                                    equal to 4%  more than 4%    accounts     Total
                                                    ------------ ------------ -------------- --------
Premiums, considerations or deposits for the year
  ended December 31, 2020..........................     $ --         $ --        $   26.2    $   26.2
                                                        ====         ====        ========    ========
Reserves as of December 31, 2020:
   For accounts with assets at:
       Fair value..................................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ----         ----        --------    --------
       Total reserves..............................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ====         ====        ========    ========
   By withdrawal characteristics:
       With fair value adjustment..................     $7.8         $4.7        $     --    $   12.5
       At fair value...............................       --           --         5,643.7     5,643.7
                                                        ----         ----        --------    --------
       Subtotal....................................      7.8          4.7         5,643.7     5,656.2
       Not subject to discretionary withdrawal.....       --           --              --          --
                                                        ----         ----        --------    --------
       Total.......................................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ====         ====        ========    ========

                                     F-64

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:

                                                                                               2020
                                                                                             -------
Transfers as reported in the Summary of Operations of the separate accounts statement:
   Transfers to separate accounts........................................................... $  26.2
   Transfers from separate accounts.........................................................   632.9
                                                                                             -------
       Net transfers to separate accounts, per the separate accounts annual statement.......  (606.7)
Reconciling adjustments:
   Transfer to separate accounts -- reinsured...............................................   195.8
                                                                                             -------
       Net transfers from separate accounts, per the Statutory Statement of Summary of
         Operations......................................................................... $(410.9)
                                                                                             =======

   All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)FHLB Funding Agreement

    (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB
       Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of
       $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of
       December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets.

    (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with
       FHLB Atlanta as of December 31, 2020 and 2019:

      FHLB Capital Stock

       a. Aggregate Totals as of December 31, 2020 and 2019:

                                                                       2020
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     26.5   26.5      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   26.5  $26.5    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                                     F-65

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                                       2019
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     23.0   23.0      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   23.0  $23.0    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

       b. Membership stock (Class A and B) eligible for redemption

                                                     6 months
                               Not eligible   Less   to less  1 to less
                                   for        than     than     than    3 to 5
  Membership stock  2020 total  redemption  6 months  1 year   3 years  years
  ----------------  ---------- ------------ -------- -------- --------- ------
      Class A......   $  --        $--        $--      $--       $--    $  --
      Class B......    26.5         --         --       --        --     26.5

    (3)Collateral Pledged to FHLB

       a. Amount pledged as of December 31, 2020 and 2019:

                                                             Fair   Carrying Aggregate total
                                                             value   value      borrowing
                                                             ------ -------- ---------------
1. Current year total general and separate accounts total
  collateral pledged (Lines 2+3)............................ $586.6  $438.8      $270.0
2. Current year general account total collateral pledged....  586.6   438.8       270.0
3. Current year separate accounts total collateral pledged..     --      --          --
                                                             ------  ------      ------
4. Prior year-end total general and separate accounts total
  collateral pledged........................................ $259.9  $220.0      $187.5

       b. Maximum amount pledged during reporting period ending December 31,
          2020 and 2019:

                                                                             Amount borrowed at
                                                             Fair   Carrying  time of maximum
                                                             value   value       collateral
                                                             ------ -------- ------------------
1. Current year total general and separate accounts maximum
  collateral pledged (Lines 2+3)............................ $620.2  $459.5        $162.5
2. Current year general account maximum collateral
  pledged...................................................  620.2   459.5         162.5
3. Current year separate accounts maximum collateral
  pledged...................................................     --      --            --
                                                             ------  ------        ------
4. Prior year-end total general and separate accounts
  maximum collateral pledged................................ $346.3  $295.1        $212.5

                                     F-66

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

    (4)Borrowing from FHLB

       a. Amount as of December 31, 2020 and 2019:

                                                   2020
                                    -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  270.0  270.0     --      $270.7
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $270.0 $270.0    $--      $270.7
                                    ====== ======    ===      ======

                                                   2019
                                    -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  187.5  187.5     --      $188.1
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $187.5 $187.5    $--      $188.1
                                    ====== ======    ===      ======

       b. Maximum amount during reporting period ending December 31, 2020:

                                                    General Separate
           Description                       Total  account accounts
           -----------                       ------ ------- --------
           1. Debt.......................... $   -- $   --    $--
           2. Funding agreements............  312.5  312.5     --
           3. Other.........................     --     --     --
                                             ------ ------    ---
           4. Aggregate total (Lines 1+2+3). $312.5 $312.5    $--
                                             ====== ======    ===

       c. FHLB -- prepayment obligations

                                       Does the company have
                                  prepayment obligations under the
              Description         following arrangements (Yes/No)?
              -----------         --------------------------------
              Debt...............                No
              Funding agreements.                No
              Other..............                No

                                     F-67

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

(12)Fair Value of Financial Instruments

   The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:

                                                    2020
                                 -------------------------------------------
                                                          Net asset
                                                            value
                                 Level 1  Level 2 Level 3   (NAV)    Total
                                 -------- ------- ------- --------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed........ $     --  $ 0.2   $  --     $--    $    0.2
          Total bonds...........       --    0.2      --      --         0.2
   Common stock:
       Industrial and
         miscellaneous..........      5.6     --    26.5      --        32.1
                                 --------  -----   -----     ---    --------
          Total common
            stock...............      5.6     --    26.5      --        32.1
                                 --------  -----   -----     ---    --------
   Cash equivalents:
       Money market
         mutual funds...........    290.6     --      --      --       290.6
                                 --------  -----   -----     ---    --------
          Total cash
            equivalents.........    290.6     --      --      --       290.6
                                 --------  -----   -----     ---    --------
   Derivative assets:
       Equity index
         options................       --     --    62.7      --        62.7
                                 --------  -----   -----     ---    --------
          Total
            derivative
            assets..............       --     --    62.7      --        62.7
                                 --------  -----   -----     ---    --------
   Separate account
     assets.....................  5,644.6   16.9     1.1      --     5,662.6
                                 --------  -----   -----     ---    --------
          Total assets.......... $5,940.8  $17.1   $90.3     $--    $6,048.2
                                 ========  =====   =====     ===    ========

                                                    2019
                                 -------------------------------------------
                                                          Net asset
                                                            value
                                 Level 1  Level 2 Level 3   (NAV)    Total
                                 -------- ------- ------- --------- --------
Assets
   Common stock:
       Industrial and
         miscellaneous.......... $     --  $  --  $ 23.0     $--    $   23.0
                                 --------  -----  ------     ---    --------
          Total common
            stock...............       --     --    23.0      --        23.0
                                 --------  -----  ------     ---    --------
   Cash equivalents:
       Money market
         mutual funds...........    222.5     --      --      --       222.5
                                 --------  -----  ------     ---    --------
          Total cash
            equivalents.........    222.5     --      --      --       222.5
                                 --------  -----  ------     ---    --------
   Derivative assets:
       Equity index
         options................       --     --    80.7      --        80.7
                                 --------  -----  ------     ---    --------
          Total
            derivative
            assets..............       --     --    80.7      --        80.7
                                 --------  -----  ------     ---    --------
   Separate account
     assets.....................  5,658.4   24.2     1.1      --     5,683.7
                                 --------  -----  ------     ---    --------
          Total assets.......... $5,880.9  $24.2  $104.8     $--    $6,009.9
                                 ========  =====  ======     ===    ========

                                     F-68

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of
December 31, 2020, 2019 and 2018:

                                                                            2020
                          -------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2020     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $ 23.0      $--       $--      $  --     $   --     $ 6.4      $--    $ (2.9)     $--
Separate account assets..      1.1       --        --         --         --        --       --        --       --
Derivative assets........     80.7       --        --       16.9      (13.1)     58.8       --     (80.6)      --
                            ------      ---       ---      -----     ------     -----      ---    ------      ---
   Total assets..........   $104.8      $--       $--      $16.9     $(13.1)    $65.2      $--    $(83.5)     $--
                            ======      ===       ===      =====     ======     =====      ===    ======      ===

                          --------------

                             Ending
                          balance as of
                          December 31,
Investments                   2020
-----------               -------------
Common stock.............     $26.5
Separate account assets..       1.1
Derivative assets........      62.7
                              -----
   Total assets..........     $90.3
                              =====

                                                                            2019
                          -------------------------------------------------------------------------------------------
                                                           Total
                          Beginning                      gains and   Total
                           balance                       (losses)  gains and
                            as of    Transfers Transfers included   (losses)
                          January 1,   in to    out of    in net    included
Investments                  2019     Level 3   Level 3   income   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $24.0       $--       $--      $  --     $  --      $ 2.1      $--    $ (3.1)    $  --
Separate account assets..     1.9        --        --         --      (0.5)        --       --        --      (0.3)
Derivative assets........    39.0        --        --       (5.3)     48.3       62.6       --     (63.9)       --
                            -----       ---       ---      -----     -----      -----      ---    ------     -----
   Total assets..........   $64.9       $--       $--      $(5.3)    $47.8      $64.7      $--    $(67.0)    $(0.3)
                            =====       ===       ===      =====     =====      =====      ===    ======     =====

                          --------------

                             Ending
                          balance as of
                          December 31,
Investments                   2019
-----------               -------------
Common stock.............    $ 23.0
Separate account assets..       1.1
Derivative assets........      80.7
                             ------
   Total assets..........    $104.8
                             ======

                                                                            2018
                          -------------------------------------------------------------------------------------------
                                                           Total
                          Beginning                      gains and   Total
                           balance                       (losses)  gains and
                            as of    Transfers Transfers included   (losses)
                          January 1,   in to    out of    in net    included
Investments                  2018     Level 3   Level 3    loss    in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $16.1       $--       $--      $  --     $   --     $ 8.5      $--    $ (0.6)    $  --
Separate account assets..     3.2        --        --         --       (0.1)       --       --        --      (1.2)
Derivative assets........    79.6        --        --       16.2      (50.7)     74.8       --     (80.9)       --
                            -----       ---       ---      -----     ------     -----      ---    ------     -----
   Total assets..........   $98.9       $--       $--      $16.2     $(50.8)    $83.3      $--    $(81.5)    $(1.2)
                            =====       ===       ===      =====     ======     =====      ===    ======     =====

                          --------------

                             Ending
                          balance as of
                          December 31,
Investments                   2018
-----------               -------------
Common stock.............     $24.0
Separate account assets..       1.9
Derivative assets........      39.0
                              -----
   Total assets..........     $64.9
                              =====

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

                                     F-69

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   There were no gains or losses for the period included in net income (loss)
attributable to unrealized gains (losses) related to assets still held as of the reporting date.

   The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:

                                                               2020
                              ----------------------------------------------------------------------
                                                                                             Not
                                                                               Net asset practicable
                              Aggregate  Admitted                                value    (carrying
Financial instruments         fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------         ---------- --------- -------- --------- -------- --------- -----------
Bonds........................ $13,590.8  $11,457.0 $     -- $12,515.9 $1,074.9    $--        $--
Preferred and
  common stocks-nonaffiliates      55.7       53.4     12.3      15.3     28.1     --         --
Separate account assets......   5,662.6    5,662.6  5,644.6      16.9      1.1     --         --
Mortgage loans...............   1,807.3    1,717.3       --        --  1,807.3     --         --
Short-term investments.......       4.3        4.3       --       4.3       --     --         --
Cash equivalents.............     303.6      303.6    303.6        --       --     --         --
Other invested assets........      74.9       57.2       --      74.9       --     --         --
Securities lending
  reinvested collateral......      26.0       26.0       --      26.0       --     --         --
Derivative assets............      63.0       62.7       --       0.3     62.7     --         --
Derivative liabilities.......        --                  --        --       --     --         --

                                                               2019
                              ----------------------------------------------------------------------
                                                                                             Not
                                                                               Net asset practicable
                              Aggregate  Admitted                                value    (carrying
Financial instruments         fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------         ---------- --------- -------- --------- -------- --------- -----------
Bonds........................ $12,782.2  $11,455.4 $     -- $11,604.2 $1,178.0    $--        $--
Preferred and
  common stocks-nonaffiliates      63.4       62.0     13.7      25.7     24.0     --         --
Separate account assets......   5,683.7    5,683.7  5,658.4      24.2      1.1     --         --
Mortgage loans...............   1,873.2    1,812.3       --        --  1,873.2     --         --
Short-term investments.......       2.0        2.0       --       2.0       --     --         --
Cash equivalents.............     273.5      273.5    273.5        --       --     --         --
Other invested assets........      70.7       56.7       --      70.7       --     --         --
Securities lending
  reinvested collateral......      17.7       17.7       --      17.7       --     --         --
Derivative assets............      81.5       80.7       --       0.8     80.7     --         --
Derivative liabilities.......        --                  --        --       --     --         --

   The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)Retained Assets

   The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account.
Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account
(except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the

                                     F-70

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

   Credited interest rates ranged from 0.1% to 6.0% for the years ended
December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31,
2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in
1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010.

   The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:

                                                   In force
                                       ---------------------------------
                                             2020             2019
                                       ---------------- ----------------
                                       Number of        Number of
                                       policies  Amount policies  Amount
                                       --------- ------ --------- ------
        Up to and including 12 months.     120   $ 20.4     135   $ 24.1
        13 to 24 months...............     100     15.2     161     21.2
        25 to 36 months...............     131     17.6     142     19.5
        37 to 48 months...............     121     17.8     137     17.1
        49 to 60 months...............     117     15.5     274     32.0
        Over 60 months................   3,630    251.7   4,126    238.1
                                         -----   ------   -----   ------
           Total......................   4,219   $338.2   4,975   $352.0
                                         =====   ======   =====   ======

   The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.

                                2020              2019              2018
                          ----------------  ----------------  ----------------
                          Number of         Number of         Number of
                          policies  Amount  policies  Amount  policies  Amount
                          --------- ------  --------- ------  --------- ------
Retained assets accounts
  as of the beginning of
  the year...............   4,975   $352.0    5,312   $370.8    5,616   $390.9
Retained asset accounts
  issued/ added during
  the year...............     133     28.2      158     43.6      220     46.5
Investment earnings
  credited to retained
  asset accounts during
  the year...............      --      8.8       --      9.2       --      9.7
Fees and other charges
  assessed to retained
  asset accounts during
  the year...............      --       --       --       --       --       --
Retained asset accounts
  transferred to state
  unclaimed property
  funds during the year..     (17)      --      (26)    (0.2)     (19)    (0.2)
Retained asset accounts
  closed/ withdrawn
  during the year........    (872)   (50.8)    (469)   (71.4)    (505)   (76.1)
                            -----   ------    -----   ------    -----   ------
Retained asset accounts
  at the end of the year.   4,219   $338.2    4,975   $352.0    5,312   $370.8
                            =====   ======    =====   ======    =====   ======

                                     F-71

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

             Notes to Statutory Financial Statements -- Continued
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

(14)Risk Sharing Provisions of the Affordable Care Act

   The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(15) Investments in SCA Entities

   The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:

                                                                                                          NAIC reject
                                                                                                            entity's
                                                                                                           valuation
                                                                               NAIC     2020      2019      method,
Description of                                                       Type of response   NAIC      NAIC    resubmission
SCA investment (excluding Gross  Nonadmitted Admitted Date of filing  NAIC   received valuation valuation   required
8.b.i entities)           amount   amount     amount     to NAIC     filing  (yes/no)  amount    amount     (yes/no)
---------------           ------ ----------- -------- -------------- ------- -------- --------- --------- ------------
ASI (VA)*................ $  --     $ --      $  --      9/6/2017     Sub-1    yes      $  --     $  --        no
Newco (VA)...............  42.8       --       42.8      7/2/2020     Sub-2    yes       41.0      39.2        no
Genworth Financial Agency   0.5      0.5         --     12/5/2017     Sub-1    yes         --        --        no
                          -----     ----      -----                                     -----     -----
Aggregate Total.......... $43.3     $0.5      $42.8                                     $41.0     $39.2
                          =====     ====      =====                                     =====     =====
--------
*  ASI (VA) rounds to zero.

(16)Subsequent Events

   There were no material events that occurred subsequent to December 31, 2020.
Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued.

                                     F-72

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of the Separate Account 4. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(a)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of Life Of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(1)(b)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of GE Life and Annuity Assurance Company to Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(1)(b)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name GE Life & Annuity Separate Account 4 to Genworth Life & Annuity VA Separate Account 1. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(2)	Not Applicable.

(3)(a)	Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on September 13, 2002 with Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(b)	Dealer Sales Agreement. Previously filed on September 13, 2002 with Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)	Form of contract. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(a)	GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(b)	Guaranteed Income Rider. Previously filed on December 3, 2003 with Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(i)	Guaranteed Income Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(c)(i)	Payment Protection Rider. Previously filed on February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(c)(ii)	Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(d)	Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(e)(i)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(e)(ii)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(e)(iii)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(e)(iv)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(e)(v)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(f)(i)	IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(f)(ii)	Roth IRA Endorsement P5365 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(5)	Form of Application. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(6)(a)	Amended and Restated Articles of Incorporation of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(b)	By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(7)	Reinsurance Agreements. Previously filed on April 22, 2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(7)(a)	Reinsurance Agreements. Previously filed on April 26, 2010 with Post-Effective Amendment No. 37 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(8)(a)(i)	Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(a)(ii)	First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(b)	[Reserved.]

(c)	[Reserved.]

(d)	Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(e)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Federated Insurance Series. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(f)	[Reserved.]

(g)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Legg Mason Partners Variable Equity Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(h)	Participation Agreement between GE Investments Funds, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(i)	Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(i)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AIM Variable Insurance Funds. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(j)	Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(j)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AllianceBernstein Variable Products Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(k)	Participation Agreement between MFS Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(k)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and MFS Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(l)	Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(l)(i)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(m)	Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(n)	Participation Agreement between The Prudential Series Fund, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(o)	Participation Agreement between Van Kampen Life Investment Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(p)	[Reserved.]

(q)	Participation Agreement between Nations Separate Account Trust and GE Life and Annuity Assurance Company. Previously filed on April 22, 2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(r)	Participation Agreement between FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(r)(i)	First Amendment to the Participation Agreement between BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(s)	[Reserved.]

(t)	Amended and Restated Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Genworth Life and Annuity Insurance Company and Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(u)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and American Century Investment Services, Inc. regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(v)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(w)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and The Universal Institutional Funds, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(x)	[Reserved.]

(y)	Form of Participation Agreement between Goldman Sachs Variable Insurance Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(y)(i)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(z)	Fund Participation Agreement between Wells Fargo Variable Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2011 with Post-Effective Amendment No. 40 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(aa)	Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 40 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(9)	Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)	Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(14)	Power of Attorney. Filed herewith.

Item 25.    Directors and Officers of the Depositor

Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer
Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan	Director
Angela R. Simmons	Senior Vice President and Chief Financial Officer
Vidal J. Torres	Senior Vice President, General Counsel and Secretary
Michael T. McGarry	Senior Vice President and Chief Information Officer
Keith A. Willingham	Vice President and Controller
John G. Apostle, II	Vice President and Chief Compliance Officer
Scott G. Goodman	Vice President and Appointed Actuary
Lisa J. Baldyga	Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contract Owners

There were 3,238 owners of Qualified Contracts and 2,749 owners of Non-Qualified Contracts as of March 10, 2021.

Item 28.    Indemnification

Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Genworth Life and Annuity Insurance Company’s Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

*    *    *

Item 29.    Principal Underwriter

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

(b)

Name	Address	Positions and Offices with Underwriter
Maria O. Tabb	6610 W. Broad St. Richmond, VA 23230	Director, Chairperson of the Board, President and Chief Executive Officer
Brandon M. Armor	6610 W. Broad St. Richmond, VA 23230	Director
John G. Apostle, II	6620 W. Broad St. Richmond, VA 23230	Director
James J. Namorato	6620 W. Broad Street Richmond, VA 23230	Senior Vice President and Chief Compliance Officer
Vidal J. Torres, Jr.	6620 W. Broad St. Richmond, VA 23230	Vice President and Secretary
Lisa J. Baldyga	6620 W. Broad St. Richmond, VA 23230	Vice President and Treasurer
Bonnie C. Turner	6610 W. Broad St. Richmond, VA 23230	Financial & Operations Principal

(c)

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Capital Brokerage Corporation	Not Applicable	Not Applicable	10%	$31 million

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 28th day of April 2021.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 (REGISTRANT)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY (DEPOSITOR)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/S/ BRIAN K. HAENDIGES* Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer	April 28, 2021

/S/ THOMAS J. MCINERNEY* Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President	April 28, 2021

/S/ DANIEL J. SHEEHAN, IV* Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer	April 28, 2021

/S/ GREGORY S. KARAWAN* Gregory S. Karawan	Director	April 28, 2021

/S/ ANGELA R. SIMMONS* Angela R. Simmons	Senior Vice President and Chief Financial Officer	April 28, 2021

/S/ KEITH A. WILLINGHAM* Keith A. Willingham	Vice President and Controller	April 28, 2021

*By:	/S/ MICHAEL D. PAPPAS Michael D. Pappas	, pursuant to Power of Attorney executed on March 25, 2021.	April 28, 2021